UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street,

Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: May 31

Date of reporting period: November 30, 2017

Item 1. Reports to Stockholders

VALIC Company I

Semiannual Report, November 30, 2017

SAVING : INVESTING : PLANNING

VALIC Company I

SEMI-ANNUAL REPORT NOVEMBER 30, 2017

VALIC Company I

PRESIDENT’S LETTER (unaudited)

Dear Valued Investor:

We are pleased to provide you with the Semi-Annual Report for VALIC Company I. The report contains the investment portfolio information and the financial statements of VALIC Company I for the six-month period ended November 30, 2017. We encourage you to carefully read this report and thank you for your investment with VALIC Company I.

Domestically, the total return for the S&P 500® Index,* widely regarded as the best single gauge of the U.S. equity market, rose 10.89% over the six month period. Politics dominated headlines in 2017 but despite political turmoil, the market has continued its momentous streak of consistent gains and low volatility. November marked the twelfth consecutive month of positive total returns and the highest levels since February. Tax reform played a dominant role in the stock market surge that closed out November after Senator McCain announced his support for the bill, all but guaranteeing its passage. The prospect of a reduction of the corporate tax rate resulted in an optimistic outlook for stronger economic growth. Additionally, in November, OPEC announced that the year-old oil production cuts would be extended through the end of 2018, thus providing a tailwind for the energy sector. While this move was generally expected, it remains to be seen just how long these cuts will be extended.

While fiscal policy is once again in the spotlight with the Trump Administration’s tax initiative, monetary policy continues to have a near-term impact on the economy. As anticipated, the Federal Reserve (the “Fed”) began increasing the federal funds target rate to a range between 1.00% and 1.25% following their June meeting. Markets continued to deliver positive returns with low volatility, in an environment of continued economic growth and low inflation.

Fixed income markets rose marginally across most of the spectrum, with the Bloomberg Barclays U.S. Aggregate Bond Index,** a broad measure of the U.S. bond market, rising 0.68%. The treasury yield curve continued to flatten in November, a result of the federal funds rate increases, and initiating the unwinding of quantitative easing in the fourth quarter, narrowing the spread between 2- and 10-Year Treasuries. Short-term yields rose while long-term yields had minimal change. Long Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Long Index,*** rose 1.62% for the period, a vast increase from the -6.08% decline during this same period in 2016. Risk assets, predominantly high yield assets, gained some ground.

The MSCI EAFE Index (net),**** designed to measure the equity market performance of developed foreign markets (Europe, Australasia, Far East), excluding the U.S. and Canada, rose 7.94% with every sector posting gains in November. On the back of solid economic activity abroad (particularly in Europe and Japan) and the prospect of U.S. tax reform, synchronized global growth stayed the course. The MSCI Emerging Markets Index (net), ***** designed to measure equity market performance in global emerging markets, rose 13.03% in the period continuing an uninterrupted string of gains in 2017 other than a lull in September. Technology and consumer discretionary companies have fared particularly well in emerging markets through 2017.

Planning for your financial future in such an uncertain world should be a top priority. We believe your investment with VALIC Company I is an important step that may help you reach your long-term financial goals. Another important step is to meet with your financial advisor periodically to ensure that you maintain a diversified portfolio appropriate for your goals and risk tolerance.

We appreciate being part of your investment program and thank you for your ongoing confidence in us. We look forward to helping you meet your investment goals in the years ahead.

Sincerely,

John T. Genoy, President

VALIC Company I

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value

**	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.
***	The Bloomberg Barclays U.S. Treasury Long Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
****	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
*****	The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 24 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index. Past performance of an index does not guarantee the future performance of any investment.

1

VALIC Company I

EXPENSE EXAMPLE — November 30, 2017 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company I (“VC I”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at June 1, 2017 and held until November 30, 2017. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Accounts (“IRAs”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA document for more details on the fees associated with the Variable Contract, Plans or IRAs.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months ended November 30, 2017” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months ended November 30, 2017” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended November 30, 2017” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months ended November 30, 2017” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended November 30, 2017” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRAs. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

VALIC Company I

EXPENSE EXAMPLE — November 30, 2017 (unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at June 1, 2017	Ending Account Value Using Actual Return at November 30, 2017	Expenses Paid During the Six Months Ended November 30, 2017	Beginning Account Value at June 1, 2017	Ending Account Value Using a Hypothetical 5% Annual Return at November 30, 2017	Expenses Paid During the Six Months Ended November 30, 2017	Annualized Expense Ratio*
Asset Allocation	$1,000.00	1,084.55	3.66	$1,000.00	1,021.56	3.55	0.70%
Blue Chip Growth	$1,000.00	1,149.97	4.47	$1,000.00	1,020.91	4.20	0.83%
Broad Cap Value Income#	$1,000.00	1,109.33	4.49	$1,000.00	1,020.81	4.31	0.85%
Capital Conservation	$1,000.00	1,006.09	3.22	$1,000.00	1,021.86	3.24	0.64%
Core Equity#	$1,000.00	1,131.39	4.22	$1,000.00	1,021.11	4.00	0.79%
Dividend Value	$1,000.00	1,110.01	4.34	$1,000.00	1,020.96	4.15	0.82%
Dynamic Allocation#	$1,000.00	1,093.70	1.63	$1,000.00	1,023.51	1.57	0.31%
Emerging Economies	$1,000.00	1,162.47	5.04	$1,000.00	1,020.41	4.71	0.93%
Foreign Value	$1,000.00	1,030.36	4.02	$1,000.00	1,021.11	4.00	0.79%
Global Real Estate	$1,000.00	1,056.36	4.43	$1,000.00	1,020.76	4.36	0.86%
Global Social Awareness	$1,000.00	1,095.46	3.26	$1,000.00	1,021.96	3.14	0.62%
Global Strategy	$1,000.00	1,054.17	3.35	$1,000.00	1,021.81	3.29	0.65%
Government Money Market I	$1,000.00	1,002.47	2.56	$1,000.00	1,022.51	2.59	0.51%
Government Securities	$1,000.00	998.12	3.26	$1,000.00	1,021.81	3.29	0.65%
Growth#	$1,000.00	1,121.33	3.99	$1,000.00	1,021.31	3.80	0.75%
Growth & Income#	$1,000.00	1,101.93	4.48	$1,000.00	1,020.81	4.31	0.85%
Health Sciences#	$1,000.00	1,135.00	5.73	$1,000.00	1,019.70	5.42	1.07%
Inflation Protected	$1,000.00	1,011.74	2.82	$1,000.00	1,022.26	2.84	0.56%
International Equities Index	$1,000.00	1,076.92	2.19	$1,000.00	1,022.96	2.13	0.42%
International Government Bond	$1,000.00	1,022.20	3.35	$1,000.00	1,021.76	3.35	0.66%
International Growth#	$1,000.00	1,087.42	5.29	$1,000.00	1,020.00	5.11	1.01%
Large Cap Core	$1,000.00	1,089.87	4.35	$1,000.00	1,020.91	4.20	0.83%
Large Capital Growth	$1,000.00	1,097.36	3.94	$1,000.00	1,021.31	3.80	0.75%
Mid Cap Index	$1,000.00	1,110.86	1.85	$1,000.00	1,023.31	1.78	0.35%
Mid Cap Strategic Growth	$1,000.00	1,117.82	4.35	$1,000.00	1,020.96	4.15	0.82%
Nasdaq-100® Index#	$1,000.00	1,102.39	2.79	$1,000.00	1,022.41	2.69	0.53%
Science & Technology	$1,000.00	1,157.31	5.30	$1,000.00	1,020.16	4.96	0.98%
Small Cap Aggressive Growth#	$1,000.00	1,208.98	5.48	$1,000.00	1,020.10	5.01	0.99%
Small Cap#	$1,000.00	1,110.44	4.92	$1,000.00	1,020.41	4.71	0.93%
Small Cap Index	$1,000.00	1,132.48	2.14	$1,000.00	1,023.06	2.03	0.40%
Small Cap Special Values	$1,000.00	1,126.04	4.64	$1,000.00	1,020.71	4.41	0.87%
Small-Mid Growth#	$1,000.00	1,123.95	5.16	$1,000.00	1,020.21	4.91	0.97%
Stock Index	$1,000.00	1,106.94	1.80	$1,000.00	1,023.36	1.72	0.34%
Value#	$1,000.00	1,089.05	4.45	$1,000.00	1,020.81	4.31	0.85%

*	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA’s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administrative fees charged by your Plan/IRA sponsor.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended November 30, 2017” and the “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended November 30, 2017” and the “Annualized Expense Ratio” would have been lower.

3

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

Diversified Banking Institutions	9.2%
Exchange-Traded Funds	8.2
Time Deposits	5.9
Banks — Commercial	5.4
Banks — Super Regional	3.4
Registered Investment Companies	2.4
Diversified Financial Services	2.4
Telephone — Integrated	1.7
Diversified Manufacturing Operations	1.5
Sovereign	1.5
Computers	1.5
U.S. Government Treasuries	1.4
Real Estate Investment Trusts	1.4
Auto — Cars/Light Trucks	1.3
Electronic Components — Misc.	1.2
Electric — Integrated	1.2
Medical — Drugs	1.2
Finance — Credit Card	1.2
Food — Misc./Diversified	1.1
Computer Services	1.1
Applications Software	1.1
Electronic Components — Semiconductors	1.1
Banks — Fiduciary	1.0
Insurance — Property/Casualty	1.0
Soap & Cleaning Preparation	1.0
Web Portals/ISP	0.9
Medical — HMO	0.8
Insurance — Multi-line	0.8
Enterprise Software/Service	0.8
Aerospace/Defense	0.8
Telecom Services	0.7
Chemicals — Specialty	0.7
Medical Instruments	0.7
Insurance — Life/Health	0.7
Medical — Biomedical/Gene	0.7
Oil Companies — Integrated	0.7
Computers — Integrated Systems	0.6
Electronic Measurement Instruments	0.6
Tobacco	0.6
Retail — Automobile	0.6
Auto/Truck Parts & Equipment — Original	0.6
Machinery — Electrical	0.6
Retail — Apparel/Shoe	0.5
Machinery — Construction & Mining	0.5
Retail — Drug Store	0.5
Cosmetics & Toiletries	0.5
Building & Construction — Misc.	0.5
Savings & Loans/Thrifts	0.5
Electric Products — Misc.	0.5
Distribution/Wholesale	0.5
Chemicals — Diversified	0.5
Medical Products	0.4
Internet Content — Entertainment	0.4
Human Resources	0.4
Aerospace/Defense — Equipment	0.4
Machinery — General Industrial	0.4
Networking Products	0.4
Finance — Investment Banker/Broker	0.4
Retail — Home Furnishings	0.4
Retail — Discount	0.4
Transport — Rail	0.4
Oil Companies — Exploration & Production	0.4
Gas — Distribution	0.3
Internet Application Software	0.3
Investment Management/Advisor Services	0.3
Semiconductor Equipment	0.3
Real Estate Operations & Development	0.3
Retail — Consumer Electronics	0.3
Commercial Services — Finance	0.3
Public Thoroughfares	0.3

Diversified Operations	0.3
Building — Residential/Commercial	0.3
Investment Companies	0.3
Advertising Agencies	0.3
Transactional Software	0.3
Import/Export	0.3
Multimedia	0.3
Building & Construction Products — Misc.	0.3
Garden Products	0.3
Consumer Products — Misc.	0.3
Toys	0.3
Entertainment Software	0.3
Private Equity	0.3
Oil — Field Services	0.3
Transport — Truck	0.3
E-Commerce/Products	0.2
Internet Security	0.2
Medical — Outpatient/Home Medical	0.2
Auto — Heavy Duty Trucks	0.2
Steel — Producers	0.2
Footwear & Related Apparel	0.2
Audio/Video Products	0.2
Semiconductor Components — Integrated Circuits	0.2
Airlines	0.2
Computer Data Security	0.2
Software Tools	0.2
Drug Delivery Systems	0.2
Web Hosting/Design	0.2
Diversified Minerals	0.2
Retail — Building Products	0.2
Instruments — Controls	0.2
E-Commerce/Services	0.2
Brewery	0.2
Retail — Restaurants	0.2
Retail — Major Department Stores	0.2
Commercial Services	0.2
Hotels/Motels	0.2
Dialysis Centers	0.2
Water	0.2
Paper & Related Products	0.2
Building Products — Air & Heating	0.2
Power Converter/Supply Equipment	0.2
Cruise Lines	0.2
Real Estate Management/Services	0.2
Oil Refining & Marketing	0.2
Industrial Automated/Robotic	0.2
Travel Services	0.2
Transport — Services	0.2
Finance — Other Services	0.2
Cable/Satellite TV	0.2
Medical — Hospitals	0.2
Telecommunication Equipment	0.2
Building Products — Cement	0.1
E-Services/Consulting	0.1
Data Processing/Management	0.1
Beverages — Non-alcoholic	0.1
Metal Processors & Fabrication	0.1
Non-Hazardous Waste Disposal	0.1
Energy — Alternate Sources	0.1
Pipelines	0.1
Rubber/Plastic Products	0.1
Schools	0.1
Electronic Forms	0.1
Machinery — Farming	0.1
Broadcast Services/Program	0.1
Finance — Mortgage Loan/Banker	0.1
Building Products — Wood	0.1
Internet Infrastructure Software	0.1
Retail — Pawn Shops	0.1

4

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited) — (continued)

Industry Allocation* (continued)

Finance — Consumer Loans	0.1%
Airport Development/Maintenance	0.1
Building — Heavy Construction	0.1
Telecom Equipment — Fiber Optics	0.1
Food — Retail	0.1
Satellite Telecom	0.1
Casino Hotels	0.1
Insurance — Reinsurance	0.1
Electric — Transmission	0.1
Wire & Cable Products	0.1
Disposable Medical Products	0.1
Security Services	0.1
Containers — Paper/Plastic	0.1
Racetracks	0.1
Resorts/Theme Parks	0.1
Medical Labs & Testing Services	0.1
Venture Capital	0.1
Electric — Distribution	0.1
Poultry	0.1
Television	0.1
Building — Maintenance & Services	0.1
Cellular Telecom	0.1
Containers — Metal/Glass	0.1
Agricultural Operations	0.1
Building — Mobile Home/Manufactured Housing	0.1
Linen Supply & Related Items	0.1
Publishing — Periodicals	0.1
Motorcycle/Motor Scooter	0.1
Machinery — Pumps	0.1
Computers — Periphery Equipment	0.1
Auto/Truck Parts & Equipment — Replacement	0.1
Miscellaneous Manufacturing	0.1
Publishing — Newspapers	0.1
Metal — Aluminum	0.1
Engines — Internal Combustion	0.1
Medical — Generic Drugs	0.1
Circuit Boards	0.1
Wireless Equipment	0.1
Food — Canned	0.1
Oil & Gas Drilling	0.1
Health Care Cost Containment	0.1
Retail — Regional Department Stores	0.1
Office Furnishings — Original	0.1
Computer Software	0.1
Textile — Products	0.1
Engineering/R&D Services	0.1
Transport — Air Freight	0.1
Publishing — Books	0.1
Batteries/Battery Systems	0.1
Transport — Equipment & Leasing	0.1
Machinery — Material Handling	0.1
Non-Ferrous Metals	0.1
Pharmacy Services	0.1
Gas — Transportation	0.1
Computer Aided Design	0.1
Chemicals — Plastics	0.1
Diversified Operations/Commercial Services	0.1
Identification Systems	0.1
Auto — Truck Trailers	0.1
E-Marketing/Info	0.1

102.2%

*	Calculated as a percentage of net assets

Country Allocation*

United States	77.2%
Japan	12.3
Indonesia	5.2
United Kingdom	1.4
Netherlands	1.2
Germany	0.8
France	0.7
Cayman Islands	0.6
Canada	0.6
Spain	0.4
Italy	0.4
China	0.3
Bermuda	0.2
Panama	0.2
Singapore	0.2
Ireland	0.1
Hong Kong	0.1
Switzerland	0.1
Israel	0.1
Jersey	0.1

102.2%

*	Calculated as a percentage of net assets

5

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 72.9%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	374	$7,398
Omnicom Group, Inc.	6,960	497,222

		504,620

Aerospace/Defense — 0.8%
Aerovironment, Inc.†	1,185	54,012
Arconic, Inc.	203	4,996
BAE Systems PLC	12,640	94,414
Boeing Co.	3,141	869,429
Cubic Corp.	1,904	117,953
General Dynamics Corp.	204	42,261
Kawasaki Heavy Industries, Ltd.	1,900	63,041
Lockheed Martin Corp.	120	38,294

		1,284,400

Aerospace/Defense - Equipment — 0.4%
AAR Corp.	2,418	100,540
Aerojet Rocketdyne Holdings, Inc.†	1,656	52,147
Harris Corp.	58	8,381
Kaman Corp.	2,107	125,704
L3 Technologies, Inc.	452	89,763
Moog, Inc., Class A†	2,101	176,715
Triumph Group, Inc.#	3,759	116,153
United Technologies Corp.	151	18,339

		687,742

Agricultural Chemicals — 0.0%
Monsanto Co.	44	5,207

Agricultural Operations — 0.1%
Andersons, Inc.	2,389	77,164
Archer-Daniels-Midland Co.	1,519	60,578

		137,742

Airlines — 0.2%
Alaska Air Group, Inc.	20	1,383
Allegiant Travel Co.#	250	38,000
American Airlines Group, Inc.	254	12,825
Copa Holdings SA, Class A	354	47,503
Delta Air Lines, Inc.	328	17,358
Hawaiian Holdings, Inc.	1,229	53,031
JetBlue Airways Corp.†	191	4,101
SkyWest, Inc.	3,428	178,428
Southwest Airlines Co.	93	5,642
United Continental Holdings, Inc.†	128	8,105

		366,376

Airport Development/Maintenance — 0.1%
Aena SME SA*	129	25,683
Aeroports de Paris#	307	58,562
Auckland International Airport, Ltd.	1,045	4,568
BBA Aviation PLC	902	4,067
Beijing Capital International Airport Co., Ltd.	4,000	5,945
Enav SpA*	467	2,494
Flughafen Zurich AG	27	6,069
Fraport AG Frankfurt Airport Services Worldwide	667	66,459
Grupo Aeroportuario del Centro Norte SAB de CV ADR	43	1,741
Grupo Aeroportuario del Pacifico SAB de CV ADR#	49	4,878
Grupo Aeroportuario del Sureste SAB de CV ADR	26	4,657
Sydney Airport	1,929	10,861

		195,984

Apparel Manufacturers — 0.0%
Michael Kors Holdings, Ltd.†	58	3,390
Oxford Industries, Inc.	507	34,983

Security Description	Shares	Value (Note 2)

Apparel Manufacturers (continued)
Ralph Lauren Corp.	127	$12,084

		50,457

Appliances — 0.0%
iRobot Corp.†#	625	42,887

Applications Software — 1.1%
CDK Global, Inc.	2,093	144,605
Citrix Systems, Inc.†	23	2,015
Ebix, Inc.#	501	38,727
Intuit, Inc.	891	140,083
Microsoft Corp.	5,814	489,364
Progress Software Corp.	2,211	91,403
PTC, Inc.†	838	53,364
Red Hat, Inc.†	610	77,324
salesforce.com, Inc.†	3,730	389,114
ServiceNow, Inc.†#	3,316	407,868
Tableau Software, Inc., Class A†#	993	69,808

		1,903,675

Athletic Equipment — 0.0%
Vista Outdoor, Inc.†	4,007	57,741

Audio/Video Products — 0.2%
Sony Corp.	7,600	353,774
Universal Electronics, Inc.†#	433	22,992

		376,766

Auto Repair Centers — 0.0%
Monro, Inc.#	1,537	77,542

Auto - Cars/Light Trucks — 0.6%
Fiat Chrysler Automobiles NV†	3,594	61,756
Suzuki Motor Corp.	6,700	361,402
Toyota Motor Corp.	8,300	522,984

		946,142

Auto - Heavy Duty Trucks — 0.2%
Isuzu Motors, Ltd.	23,900	378,726
PACCAR, Inc.	206	14,488

		393,214

Auto - Truck Trailers — 0.1%
Wabash National Corp.#	4,112	82,857

Auto/Truck Parts & Equipment - Original — 0.6%
Allison Transmission Holdings, Inc.	3,931	161,328
American Axle & Manufacturing Holdings, Inc.†	5,837	104,774
BorgWarner, Inc.	774	43,096
Cooper-Standard Holding, Inc.†	915	115,354
Delphi Automotive PLC	91	9,525
Gentherm, Inc.†	2,877	103,572
Koito Manufacturing Co., Ltd.	5,000	346,750
Lear Corp.	406	73,442
Superior Industries International, Inc.	1,476	24,649
Visteon Corp.†	207	27,260

		1,009,750

Auto/Truck Parts & Equipment - Replacement — 0.1%
Dorman Products, Inc.†	659	45,016
Motorcar Parts of America, Inc.†	1,120	29,187
Standard Motor Products, Inc.	1,111	50,229

		124,432

Banks - Commercial — 5.4%
Agricultural Bank of China, Ltd.	106,000	49,426
Ameris Bancorp	1,243	61,653
Associated Banc-Corp.	1,964	50,082

6

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
BancorpSouth Bank	1,063	$35,345
Bank Central Asia Tbk PT	661,600	995,685
Bank Danamon Indonesia Tbk PT	233,800	87,169
Bank Mandiri Persero Tbk PT	1,047,400	574,729
Bank Negara Indonesia Persero Tbk PT	391,500	234,495
Bank of Hawaii Corp.#	557	47,278
Bank of Montreal	5,629	433,121
Bank of the Ozarks#	887	42,771
Bank Rakyat Indonesia Persero Tbk PT	3,309,000	785,383
Banner Corp.	977	56,265
Barclays Africa Group, Ltd.	4,957	57,084
BB&T Corp.	10,351	511,546
Cathay General Bancorp, Class B	940	40,787
Central Pacific Financial Corp.	1,787	57,541
Chemical Financial Corp.	918	51,766
Chongqing Rural Commercial Bank Co., Ltd.	25,000	17,824
CIT Group, Inc.	2,638	131,478
City Holding Co.	194	13,817
Columbia Banking System, Inc.	1,962	90,448
Commerce Bancshares, Inc.	374	21,165
Community Bank System, Inc.#	2,399	132,857
Cullen/Frost Bankers, Inc.	711	69,970
Customers Bancorp, Inc.†	3,526	95,555
CVB Financial Corp.	3,129	76,942
East West Bancorp, Inc.	4,560	280,622
Fidelity Southern Corp.	2,038	44,938
First BanCorp†	8,875	44,198
First Commonwealth Financial Corp.	4,124	62,272
First Financial Bancorp	5,782	163,920
First Financial Bankshares, Inc.#	1,801	85,457
First Horizon National Corp.#	2,189	42,445
First Midwest Bancorp, Inc.	2,793	69,741
FNB Corp.	10	142
Fulton Financial Corp.	2,150	40,850
Glacier Bancorp, Inc.#	2,269	90,873
Great Western Bancorp, Inc.	3,299	136,315
Hancock Holding Co.	1,070	54,945
Hanmi Financial Corp.	1,806	57,340
Home BancShares, Inc.	1,616	38,461
HomeStreet, Inc.†	320	9,760
Hope Bancorp, Inc.	4,244	79,448
Independent Bank Corp.	765	55,615
International Bancshares Corp.	677	27,926
LegacyTexas Financial Group, Inc.	1,226	51,333
M&T Bank Corp.	3,890	657,215
MB Financial, Inc.	915	42,593
NBT Bancorp, Inc.	1,357	52,706
OFG Bancorp	3,242	31,772
Old National Bancorp	10,889	198,724
Opus Bank†	219	6,110
PacWest Bancorp	1,552	73,968
Pinnacle Financial Partners, Inc.	2	137
Prosperity Bancshares, Inc.	4	280
Regions Financial Corp.	17,288	286,808
S&T Bancorp, Inc.	1,535	64,102
ServisFirst Bancshares, Inc.	1,522	63,909
Signature Bank†	701	96,233
Simmons First National Corp., Class A	1,047	60,621
Southside Bancshares, Inc.	3,227	116,817
SVB Financial Group†	689	156,844
Synovus Financial Corp.	1,555	77,175
TCF Financial Corp.	13	264
Texas Capital Bancshares, Inc.†#	980	88,543
Tompkins Financial Corp.#	155	13,727
TrustCo Bank Corp.	13,617	127,319

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Trustmark Corp.	752	$25,523
UMB Financial Corp.	1,492	112,139
Umpqua Holdings Corp.	2,834	62,660
United Bankshares, Inc.#	2,996	112,500
United Community Banks, Inc.	2,184	62,768
Valley National Bancorp	3,368	40,079
Webster Financial Corp.	17	975
Westamerica Bancorporation#	1,891	116,921
Wintrust Financial Corp.	1,590	133,321
Zions Bancorporation	1,598	79,181

		9,220,717

Banks - Fiduciary — 1.0%
Bank of New York Mellon Corp.	13,138	719,174
Boston Private Financial Holdings, Inc.	9,630	157,450
Citizens Financial Group, Inc.	6,443	262,230
Northern Trust Corp.	1,786	174,635
State Street Corp.	4,582	436,894

		1,750,383

Banks - Mortgage — 0.0%
Walker & Dunlop, Inc.†	1,043	51,399

Banks - Super Regional — 3.4%
Capital One Financial Corp.	7	644
Comerica, Inc.	4,218	351,401
Fifth Third Bancorp	13,392	408,590
Huntington Bancshares, Inc.	13,977	201,269
KeyCorp	13,967	265,094
National Bank Holdings Corp., Class A	1,595	54,118
PNC Financial Services Group, Inc.	4,848	681,435
SunTrust Banks, Inc.	7,947	489,774
US Bancorp	20,276	1,118,221
Wells Fargo & Co.	39,081	2,206,904

		5,777,450

Batteries/Battery Systems — 0.1%
W-Scope Corp.#	4,700	93,764

Beverages - Non-alcoholic — 0.1%
Coca-Cola Co.	1,535	70,257
Dr Pepper Snapple Group, Inc.#	862	77,744
PepsiCo, Inc.	798	92,983

		240,984

Bicycle Manufacturing — 0.0%
Fox Factory Holding Corp.†	900	35,100

Brewery — 0.2%
Asahi Group Holdings, Ltd.	6,400	325,658

Broadcast Services/Program — 0.1%
Scripps Networks Interactive, Inc., Class A	1,501	122,842
TiVo Corp.	3,711	66,056
World Wrestling Entertainment, Inc., Class A#	1,144	32,592

		221,490

Building & Construction Products - Misc. — 0.3%
American Woodmark Corp.†	361	35,956
Gibraltar Industries, Inc.†	1,047	34,446
Nichias Corp.	11,000	141,901
Owens Corning	766	67,676
Patrick Industries, Inc.†	385	38,962
Quanex Building Products Corp.	1,506	32,982
Simpson Manufacturing Co., Inc.	833	49,955
Trex Co., Inc.†	636	74,895

		476,773

7

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building & Construction - Misc. — 0.5%
Aegion Corp.†	3,481	$96,180
Comfort Systems USA, Inc.	2,684	115,278
MYR Group, Inc.†	1,230	43,739
Obayashi Corp.	4,900	63,578
Penta-Ocean Construction Co., Ltd.	24,200	180,701
PP Persero Tbk PT	608,900	115,738
Taisei Corp.	2,500	132,663
TopBuild Corp.†	1,244	84,579

		832,456

Building Products - Air & Heating — 0.2%
Daikin Industries, Ltd.	2,500	288,827
Johnson Controls International PLC	56	2,108

		290,935

Building Products - Cement — 0.1%
Indocement Tunggal Prakarsa Tbk PT	78,400	106,852
PT Semen Indonesia Persero Tbk	158,700	110,277
US Concrete, Inc.†#	431	34,846

		251,975

Building Products - Doors & Windows — 0.0%
Apogee Enterprises, Inc.#	798	39,924

Building Products - Wood — 0.1%
Boise Cascade Co.	2,910	112,035
Masco Corp.	262	11,242
Universal Forest Products, Inc.	2,255	88,306

		211,583

Building - Heavy Construction — 0.1%
Hopewell Highway Infrastructure, Ltd.	2,500	1,497
Vinci SA	1,211	123,743
Waskita Karya Persero Tbk PT	398,600	62,185

		187,425

Building - Maintenance & Services — 0.1%
ABM Industries, Inc.	3,400	145,520

Building - Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	620	94,953
Winnebago Industries, Inc.	748	40,953

		135,906

Building - Residential/Commercial — 0.3%
Installed Building Products, Inc.†	514	39,604
MDC Holdings, Inc.	2,597	93,024
Meritage Homes Corp.†	2,562	140,782
Sekisui Chemical Co., Ltd.	9,900	191,975
Toll Brothers, Inc.	916	46,102

		511,487

Cable/Satellite TV — 0.2%
Charter Communications, Inc., Class A†	494	161,148
Comcast Corp., Class A	2,493	93,587

		254,735

Casino Hotels — 0.1%
Boyd Gaming Corp.#	5,283	168,475
Las Vegas Sands Corp.	79	5,474
Wynn Resorts, Ltd.#	25	3,952

		177,901

Casino Services — 0.0%
Scientific Games Corp., Class A†#	1,156	60,863

Cellular Telecom — 0.1%
Sprint Corp.†#	6,772	40,564

Security Description	Shares	Value (Note 2)

Cellular Telecom (continued)
T-Mobile US, Inc.†	1,653	$100,949

		141,513

Chemicals - Diversified — 0.5%
AdvanSix, Inc.†	2,040	87,822
DowDuPont, Inc.	1,078	77,573
Eastman Chemical Co.	155	14,317
FMC Corp.	4	378
Huntsman Corp.	4,300	137,428
Innophos Holdings, Inc.	856	39,658
Innospec, Inc.	628	44,839
Koppers Holdings, Inc.†	1,633	81,487
LyondellBasell Industries NV, Class A	1,931	202,176
Quaker Chemical Corp.	509	83,873

		769,551

Chemicals - Fibers — 0.0%
Rayonier Advanced Materials, Inc.#	1,706	32,056

Chemicals - Plastics — 0.1%
A. Schulman, Inc.	2,237	84,894

Chemicals - Specialty — 0.7%
Balchem Corp.	706	61,613
Calgon Carbon Corp.	4,203	90,785
H.B. Fuller Co.	3,245	183,570
Hawkins, Inc.	830	31,830
Ingevity Corp.†	900	71,631
Kraton Corp.†	772	36,322
Shin-Etsu Chemical Co., Ltd.	4,000	421,709
Stepan Co.	1,115	92,668
Toray Industries, Inc.	28,600	270,174

		1,260,302

Circuit Boards — 0.1%
Park Electrochemical Corp.	3,748	71,587
TTM Technologies, Inc.†	2,400	39,192

		110,779

Coal — 0.0%
SunCoke Energy, Inc.†	2,746	31,277

Commercial Services — 0.2%
Healthcare Services Group, Inc.#	1,534	79,661
HMS Holdings Corp.†	3,558	58,814
Macquarie Infrastructure Corp.	71	4,741
Nielsen Holdings PLC	1,095	40,208
Nutrisystem, Inc.	733	37,200
Team, Inc.†#	1,483	20,391
Wirecard AG	686	73,150

		314,165

Commercial Services - Finance — 0.3%
Automatic Data Processing, Inc.	34	3,892
Cardtronics PLC, Class A†	1,549	29,013
Experian PLC	4,109	84,996
Green Dot Corp., Class A†	2,436	150,545
H&R Block, Inc.#	147	3,848
LendingTree, Inc.†#	255	76,997
PayPal Holdings, Inc.†	733	55,510
S&P Global, Inc.	94	15,555
Western Union Co.#	5,624	110,737

		531,093

Computer Aided Design — 0.1%
Autodesk, Inc.†	775	85,017

8

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computer Data Security — 0.2%
Check Point Software Technologies, Ltd.†	1,054	$109,922
Fortinet, Inc.†	4,918	206,851
Qualys, Inc.†	710	41,819

		358,592

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	1,361	34,297

Computer Services — 1.1%
Accenture PLC, Class A	425	62,904
Atos SE	658	97,320
Barracuda Networks, Inc.†	1,246	34,452
CACI International, Inc., Class A†	1,569	207,030
Capgemini SE	831	95,835
Cognizant Technology Solutions Corp., Class A	1,469	106,179
DXC Technology Co.	432	41,532
ExlService Holdings, Inc.†	753	46,219
Insight Enterprises, Inc.†	2,697	105,183
International Business Machines Corp.	2,777	427,575
Leidos Holdings, Inc.	977	62,108
NEC Corp.	1,400	37,458
Nomura Research Institute, Ltd.	900	40,853
SCSK Corp.	8,500	372,285
Sykes Enterprises, Inc.†	2,749	87,473
Virtusa Corp.†	2,409	111,657

		1,936,063

Computer Software — 0.1%
Splunk, Inc.†#	1,276	102,195

Computers — 0.7%
Apple, Inc.	4,883	839,144
HP, Inc.	12,494	267,996

		1,107,140

Computers - Integrated Systems — 0.6%
Agilysys, Inc.†	2,990	36,597
Cray, Inc.†	3,997	90,932
Fujitsu, Ltd.	53,000	396,824
Ingenico Group SA	1,488	155,965
Mercury Systems, Inc.†	964	50,311
MTS Systems Corp.	773	43,211
NTT Data Corp.	3,700	43,675
Obic Co., Ltd.	600	41,696
Otsuka Corp.	3,200	239,986

		1,099,197

Computers - Memory Devices — 0.0%
Western Digital Corp.	76	5,993

Computers - Other — 0.0%
Lumentum Holdings, Inc.†#	1,294	69,941

Computers - Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	1,971	60,628
Ferrotec Holdings Corp.	3,500	69,687

		130,315

Consulting Services — 0.0%
FTI Consulting, Inc.†	990	42,580

Consumer Products - Misc. — 0.3%
Central Garden & Pet Co.†	1,207	47,833
Central Garden & Pet Co., Class A†	1,135	43,777
Clorox Co.	832	115,889
Kimberly-Clark Corp.	1,789	214,251
Spectrum Brands Holdings, Inc.#	333	38,255

		460,005

Security Description	Shares	Value (Note 2)

Containers - Metal/Glass — 0.1%
Crown Holdings, Inc.†	2,331	$139,231

Containers - Paper/Plastic — 0.1%
Bemis Co., Inc.	502	23,554
KapStone Paper and Packaging Corp.	5,852	130,090
Packaging Corp. of America	14	1,660

		155,304

Cosmetics & Toiletries — 0.5%
Inter Parfums, Inc.	910	40,313
Kao Corp.	2,800	185,923
Pola Orbis Holdings, Inc.	8,400	307,573
Procter & Gamble Co.	3,854	346,822

		880,631

Cruise Lines — 0.2%
Carnival Corp.	3,099	203,418
Carnival PLC	713	46,181
Norwegian Cruise Line Holdings, Ltd.†	21	1,137
Royal Caribbean Cruises, Ltd.	273	33,819

		284,555

Data Processing/Management — 0.1%
CSG Systems International, Inc.	920	42,219
Fidelity National Information Services, Inc.	1,501	141,589
First Data Corp., Class A†#	3,711	61,046

		244,854

Dental Supplies & Equipment — 0.0%
Lifco AB	750	25,917

Diagnostic Equipment — 0.0%
Lonza Group AG	89	23,252
Repligen Corp.†	1,083	38,392

		61,644

Diagnostic Kits — 0.0%
IDEXX Laboratories, Inc.†	46	7,195
Meridian Bioscience, Inc.	2,199	33,095

		40,290

Dialysis Centers — 0.2%
Fresenius SE & Co. KGaA	4,219	304,339

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	30	10,078
ICU Medical, Inc.†	509	108,621
Merit Medical Systems, Inc.†	1,222	53,096

		171,795

Distribution/Wholesale — 0.5%
Ai Holdings Corp.	8,600	206,568
AKR Corporindo Tbk PT	90,400	42,604
Anixter International, Inc.†	1,913	136,780
Core-Mark Holding Co., Inc.	3,295	109,262
Essendant, Inc.	3,014	28,362
Fossil Group, Inc.†#	2,743	19,420
G-III Apparel Group, Ltd.†	3,313	102,040
ScanSource, Inc.†	2,144	77,184
WW Grainger, Inc.#	247	54,664

		776,884

Diversified Banking Institutions — 6.3%
Banco Santander SA	753	5,064
Bank of America Corp.	88,066	2,480,819
Citigroup, Inc.	31,004	2,340,802
Goldman Sachs Group, Inc.	3,358	831,575

9

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co.	35,360	$3,695,827
Mitsubishi UFJ Financial Group, Inc.	59,900	424,623
Morgan Stanley	12,826	661,950
Sumitomo Mitsui Financial Group, Inc.	7,700	312,991

		10,753,651

Diversified Manufacturing Operations — 0.8%
3M Co.	40	9,726
Actuant Corp., Class A	3,828	101,059
AZZ, Inc.	767	36,893
Barnes Group, Inc.	2,063	136,715
Eaton Corp. PLC	725	56,390
EnPro Industries, Inc.	1,370	118,327
Fabrinet†	936	29,868
Federal Signal Corp.	3,946	84,839
General Electric Co.	14,264	260,889
Harsco Corp.†	4,709	84,997
Illinois Tool Works, Inc.	139	23,526
Ingersoll-Rand PLC	1,536	134,584
Lydall, Inc.†	657	36,168
Raven Industries, Inc.	2,324	88,777
Siemens AG	234	31,821
Standex International Corp.	348	37,236
Tredegar Corp.	1,675	32,997

		1,304,812

Diversified Minerals — 0.2%
Sumitomo Metal Mining Co., Ltd.	7,100	276,817
US Silica Holdings, Inc.#	1,885	62,526

		339,343

Diversified Operations — 0.3%
Ackermans & van Haaren NV	340	59,404
Alfa SAB de CV, Class A	20,000	22,216
Leucadia National Corp.	13,995	368,208
Wendel SA	420	70,706

		520,534

Diversified Operations/Commercial Services — 0.1%
Viad Corp.	1,467	84,499

Drug Delivery Systems — 0.2%
Nektar Therapeutics†	6,464	348,991

E-Commerce/Products — 0.2%
Alibaba Group Holding, Ltd. ADR†#	363	64,280
Amazon.com, Inc.†	236	277,713
FTD Cos., Inc.†	1,232	8,304
Rocket Internet SE†*	1,130	26,906
Shutterfly, Inc.†#	929	41,043

		418,246

E-Commerce/Services — 0.2%
Autohome, Inc. ADR†	683	37,818
Expedia, Inc.	112	13,720
IAC/InterActiveCorp†	550	69,999
Priceline Group, Inc.†	88	153,094
Stamps.com, Inc.†#	338	56,919

		331,550

E-Marketing/Info — 0.1%
New Media Investment Group, Inc.	4,761	82,651

E-Services/Consulting — 0.1%
Perficient, Inc.†	3,909	75,678
SMS Co., Ltd.#	5,300	169,899

		245,577

Security Description	Shares	Value (Note 2)

Electric Products - Misc. — 0.5%
Casio Computer Co., Ltd.	13,600	$199,481
Emerson Electric Co.	2,244	145,456
Littelfuse, Inc.#	185	37,537
Nidec Corp.	3,000	410,602

		793,076

Electric - Distribution — 0.1%
CenterPoint Energy, Inc.	135	4,051
Innogy SE*	1,551	71,694
PPL Corp.	1,133	41,547
Spark Infrastructure Group	16,672	33,059

		150,351

Electric - Generation — 0.0%
E.ON SE	1,901	21,992
Engie SA	2,103	36,812

		58,804

Electric - Integrated — 1.2%
AES Corp.	12,922	136,715
ALLETE, Inc.	2,945	237,073
Ameren Corp.	393	25,136
American Electric Power Co., Inc.	521	40,445
Avista Corp.#	3,804	197,580
CLP Holdings, Ltd.	2,000	20,392
Consolidated Edison, Inc.	265	23,596
CPFL Energia SA ADR	440	5,262
Dominion Energy, Inc.	543	45,683
DTE Energy Co.	156	18,029
Duke Energy Corp.	606	54,043
Edison International	283	22,999
El Paso Electric Co.	2,869	174,722
Enel Americas SA ADR	996	9,781
Enel SpA	8,710	56,587
Entergy Corp.	2,727	235,831
Eversource Energy	387	25,097
Exelon Corp.	821	34,244
FirstEnergy Corp.#	7,668	261,786
Hera SpA	6,064	21,783
Iberdrola SA	5,413	43,016
MDU Resources Group, Inc.	2,248	62,832
NextEra Energy, Inc.	402	63,532
PG&E Corp.	1,601	86,838
Public Service Enterprise Group, Inc.	445	23,612
SCANA Corp.	529	22,837
Southern Co.	856	43,827
SSE PLC	868	16,078
WEC Energy Group, Inc.#	274	19,040
Xcel Energy, Inc.	440	22,708

		2,051,104

Electric - Transmission — 0.1%
Red Electrica Corp. SA	1,743	39,440
REN — Redes Energeticas Nacionais SGPS SA#	4,258	12,497
Terna Rete Elettrica Nazionale SpA	19,531	120,775

		172,712

Electronic Components - Misc. — 1.2%
Benchmark Electronics, Inc.†	3,648	111,264
Corning, Inc.	2,087	67,598
CTS Corp.	2,990	81,477
Garmin, Ltd.#	129	8,008
Hoya Corp.	2,900	141,118
Jabil, Inc.	7,500	216,375
Koninklijke Philips NV	825	32,063

10

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Components - Misc. (continued)
Methode Electronics, Inc.	854	$40,224
MinebeaMitsumi, Inc.	21,600	428,453
Omron Corp.	6,900	408,583
OSI Systems, Inc.†	1,091	94,546
Plexus Corp.†	2,334	145,898
Rogers Corp.†	836	134,680
Sanmina Corp.†	4,857	165,138

		2,075,425

Electronic Components - Semiconductors — 1.1%
Advanced Micro Devices, Inc.†#	2,530	27,552
Broadcom, Ltd.	1,132	314,628
CEVA, Inc.†	679	32,252
Diodes, Inc.†	3,142	92,061
Intel Corp.	4,132	185,279
IPG Photonics Corp.†	466	106,705
Megachips Corp.#	1,900	57,912
Microchip Technology, Inc.#	632	54,978
Micron Technology, Inc.†	263	11,148
Microsemi Corp.†	1,316	69,551
NVIDIA Corp.	144	28,902
ON Semiconductor Corp.†	11,412	229,153
Qorvo, Inc.†	64	4,901
Rambus, Inc.†	2,636	39,013
Semtech Corp.†	3,109	105,861
Skyworks Solutions, Inc.	1,287	134,800
STMicroelectronics NV	1,426	32,441
Texas Instruments, Inc.	3,151	306,561
Xilinx, Inc.	569	39,551
Xperi Corp.	1,459	28,159

		1,901,408

Electronic Forms — 0.1%
Adobe Systems, Inc.†	1,230	223,208

Electronic Measurement Instruments — 0.6%
Badger Meter, Inc.	766	35,542
ESCO Technologies, Inc.	664	43,392
FARO Technologies, Inc.†	1,527	79,862
FLIR Systems, Inc.	879	40,944
Itron, Inc.†	655	42,215
Keyence Corp.	600	349,698
National Instruments Corp.	2,146	94,317
Trimble, Inc.†	2,448	102,791
Yokogawa Electric Corp.	16,200	300,798

		1,089,559

Electronic Parts Distribution — 0.0%
Avnet, Inc.	716	29,650

Energy - Alternate Sources — 0.1%
First Solar, Inc.†	1,900	117,990
Green Plains, Inc.#	3,350	56,447
REX American Resources Corp.†	307	28,103
SolarEdge Technologies, Inc.†	798	29,047

		231,587

Engineering/R&D Services — 0.1%
AECOM†	1,252	46,950
Exponent, Inc.	516	38,958
Jacobs Engineering Group, Inc.	212	13,914

		99,822

Engines - Internal Combustion — 0.1%
Briggs & Stratton Corp.	3,797	94,545

Security Description	Shares	Value (Note 2)

Engines - Internal Combustion (continued)
Cummins, Inc.	153	$25,612

		120,157

Enterprise Software/Service — 0.8%
Donnelley Financial Solutions, Inc.†	3,119	63,628
Guidewire Software, Inc.†#	2,256	167,824
ManTech International Corp., Class A	2,194	111,850
MicroStrategy, Inc., Class A†	495	67,696
Omnicell, Inc.†	837	43,859
Oracle Corp.	1,023	50,188
Oracle Corp. Japan	700	62,357
Tyler Technologies, Inc.†	831	152,007
Ultimate Software Group, Inc.†#	547	115,433
Veeva Systems, Inc., Class A†	2,414	145,347
Workday, Inc., Class A†	3,164	325,892

		1,306,081

Entertainment Software — 0.3%
Activision Blizzard, Inc.	1,550	96,720
Capcom Co., Ltd.	9,900	285,754
Electronic Arts, Inc.†	27	2,871
Take-Two Interactive Software, Inc.†	489	54,548

		439,893

Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.	1,623	81,150

Finance - Consumer Loans — 0.1%
Encore Capital Group, Inc.†	1,910	87,478
PRA Group, Inc.†#	3,248	113,030

		200,508

Finance - Credit Card — 0.4%
Mastercard, Inc., Class A	1,368	205,843
Visa, Inc., Class A#	4,322	486,614

		692,457

Finance - Investment Banker/Broker — 0.4%
Brait SE†#	8,454	28,501
E*TRADE Financial Corp.†	2,993	144,083
Evercore, Inc., Class A	784	68,090
Interactive Brokers Group, Inc., Class A#	3,811	217,456
INTL. FCStone, Inc.†	934	40,984
Investment Technology Group, Inc.	3,678	66,167
Lazard, Ltd., Class A	304	14,972
Piper Jaffray Cos.	554	43,517
Raymond James Financial, Inc.	88	7,770

		631,540

Finance - Mortgage Loan/Banker — 0.1%
Zenkoku Hosho Co., Ltd.	5,000	216,077

Finance - Other Services — 0.2%
Nasdaq, Inc.	744	58,895
Tokyo Century Corp.	2,700	122,111
WageWorks, Inc.†	1,225	78,584

		259,590

Financial Guarantee Insurance — 0.0%
NMI Holdings, Inc., Class A†	1,832	31,236

Firearms & Ammunition — 0.0%
Axon Enterprise, Inc.†#	1,463	36,399
Sturm Ruger & Co., Inc.	726	39,749

		76,148

11

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Canned — 0.1%
Bob Evans Farms, Inc.	1,390	$108,476

Food - Confectionery — 0.0%
J.M. Smucker Co.	540	63,002

Food - Misc./Diversified — 1.1%
Ajinomoto Co., Inc.	9,500	174,897
B&G Foods, Inc.#	1,451	56,154
Cal-Maine Foods, Inc.†#	2,055	102,236
Campbell Soup Co.#	8,249	406,676
Conagra Brands, Inc.	14,784	551,887
Darling Ingredients, Inc.†	11,033	198,042
General Mills, Inc.#	3,669	207,518
Indofood CBP Sukses Makmur Tbk PT	114,700	71,665
Indofood Sukses Makmur Tbk PT	215,000	116,782
J&J Snack Foods Corp.	280	42,311
Kellogg Co.#	399	26,398

		1,954,566

Food - Retail — 0.1%
Seven & i Holdings Co., Ltd.	3,500	143,649
SUPERVALU, Inc.†	1,940	35,463

		179,112

Food - Wholesale/Distribution — 0.0%
Calavo Growers, Inc.#	433	33,081
Sysco Corp.	372	21,476

		54,557

Footwear & Related Apparel — 0.2%
Crocs, Inc.†	7,725	84,434
Steven Madden, Ltd.†	2,518	107,645
Wolverine World Wide, Inc.	6,486	187,899

		379,978

Funeral Services & Related Items — 0.0%
Matthews International Corp., Class A	711	40,278

Garden Products — 0.3%
Toro Co.	7,169	467,777

Gas - Distribution — 0.3%
Centrica PLC	4,818	9,390
Enagas SA	603	17,709
Hong Kong & China Gas Co., Ltd.	12,100	23,623
Italgas SpA	7,904	50,096
National Grid PLC	2,962	35,308
Northwest Natural Gas Co.	2,053	141,965
Sempra Energy	216	26,134
South Jersey Industries, Inc.#	1,665	56,377
Spire, Inc.	2,720	223,720

		584,322

Gas - Transportation — 0.1%
Snam SpA	17,056	86,040

Gold Mining — 0.0%
Newmont Mining Corp.	205	7,583
Royal Gold, Inc.	247	20,432

		28,015

Golf — 0.0%
Callaway Golf Co.	2,640	38,306

Health Care Cost Containment — 0.1%
HealthEquity, Inc.†#	2,023	104,933

Home Decoration Products — 0.0%
Newell Brands, Inc.	93	2,880

Security Description	Shares	Value (Note 2)

Home Furnishings — 0.0%
Ethan Allen Interiors, Inc.	1,370	$40,278
Sleep Number Corp.†#	1,035	36,422

		76,700

Hotels/Motels — 0.2%
Belmond, Ltd., Class A†	3,025	37,510
Hilton Worldwide Holdings, Inc.	2,419	187,618
ILG, Inc.	2,893	81,264
Wyndham Worldwide Corp.	5	562

		306,954

Housewares — 0.0%
Tupperware Brands Corp.	43	2,714

Human Resources — 0.4%
AMN Healthcare Services, Inc.†#	1,050	52,710
Insperity, Inc.	415	48,928
Kelly Services, Inc., Class A	2,746	80,046
Korn/Ferry International	3,563	156,202
ManpowerGroup, Inc.	317	40,861
On Assignment, Inc.†	1,905	121,844
Recruit Holdings Co., Ltd.	5,500	129,101
TrueBlue, Inc.†	3,122	88,821

		718,513

Identification Systems — 0.1%
Brady Corp., Class A	2,152	84,143

Import/Export — 0.3%
ITOCHU Corp.	14,300	248,621
Mitsui & Co., Ltd.	16,200	246,723

		495,344

Industrial Automated/Robotic — 0.2%
Cognex Corp.	629	87,160
FANUC Corp.	400	100,093
Rockwell Automation, Inc.	166	32,051
Yaskawa Electric Corp.	1,000	44,350

		263,654

Instruments - Controls — 0.2%
Honeywell International, Inc.	1,506	234,876
Watts Water Technologies, Inc., Class A	1,363	101,407

		336,283

Instruments - Scientific — 0.0%
Waters Corp.†	43	8,478

Insurance Brokers — 0.0%
Aon PLC	73	10,236

Insurance - Life/Health — 0.7%
Aflac, Inc.	1,806	158,278
American Equity Investment Life Holding Co.	6,586	208,974
Athene Holding, Ltd., Class A†	3,717	178,676
Dai-ichi Life Holdings, Inc.	18,300	375,626
Lincoln National Corp.	67	5,129
Principal Financial Group, Inc.	2,234	158,145
Prudential Financial, Inc.	965	111,786
Unum Group	12	679

		1,197,293

Insurance - Multi-line — 0.8%
Allianz SE	1,519	358,239
Allstate Corp.	2,315	237,658
Assicurazioni Generali SpA	5,030	92,139
Chubb, Ltd.	60	9,127
CNA Financial Corp.	203	11,039

12

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Multi-line (continued)
Hartford Financial Services Group, Inc.	3,722	$213,792
Horace Mann Educators Corp.	2,918	136,270
Loews Corp.	3,385	170,198
United Fire Group, Inc.	1,852	89,007

		1,317,469

Insurance - Property/Casualty — 1.0%
AMERISAFE, Inc.	581	38,143
Employers Holdings, Inc.	2,304	112,896
Fosun International, Ltd.	48,500	101,465
Infinity Property & Casualty Corp.	1,108	119,442
Mercury General Corp.	87	4,775
MS&AD Insurance Group Holdings, Inc.	11,300	368,630
Navigators Group, Inc.	1,146	59,019
ProAssurance Corp.	2,596	160,563
RLI Corp.#	1,621	96,822
Safety Insurance Group, Inc.	836	68,845
Selective Insurance Group, Inc.	3,529	215,975
Stewart Information Services Corp.	2,049	82,636
Tokio Marine Holdings, Inc.	5,900	261,415
Universal Insurance Holdings, Inc.#	1,416	37,382

		1,728,008

Insurance - Reinsurance — 0.1%
Axis Capital Holdings, Ltd.	834	43,693
Berkshire Hathaway, Inc., Class B†	524	101,137
Maiden Holdings, Ltd.	4,365	28,373

		173,203

Internet Application Software — 0.3%
Tencent Holdings, Ltd.	11,200	578,134

Internet Connectivity Services — 0.0%
Cogent Communications Holdings, Inc.#	1,011	47,365

Internet Content - Entertainment — 0.4%
Facebook, Inc., Class A†	3,800	673,284
Netflix, Inc.†	35	6,565
Twitter, Inc.†	1,461	30,068
YY, Inc., ADR†#	101	10,422

		720,339

Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	1,558	209,084

Internet Security — 0.2%
Palo Alto Networks, Inc.†#	1,021	148,811
Symantec Corp.	3,051	88,388
Trend Micro, Inc.	3,100	175,827

		413,026

Internet Telephone — 0.0%
8x8, Inc.†	2,404	33,896

Investment Companies — 0.3%
Apollo Investment Corp.	2,630	15,806
Ares Capital Corp.	4,082	66,210
BlackRock Capital Investment Corp.	2,285	14,967
China Merchants China Direct Investments, Ltd.	10,000	17,055
FS Investment Corp.#	6,080	49,248
Goldman Sachs BDC, Inc.	775	16,957
Golub Capital BDC, Inc.#	1,292	24,470
Main Street Capital Corp.#	1,597	64,439
Medley Capital Corp.	2,106	12,257
Melrose Industries PLC	18,690	50,298
New Mountain Finance Corp.#	1,586	22,442
Oaktree Specialty Lending Corp.	4,028	19,415
PennantPark Investment Corp.	2,895	20,902

Security Description	Shares	Value (Note 2)

Investment Companies (continued)
Prospect Capital Corp.#	7,036	$48,197
Solar Capital, Ltd.	1,588	33,951
Triangle Capital Corp.#	770	7,554
Zeder Investments, Ltd.	55,260	26,869

		511,037

Investment Management/Advisor Services — 0.3%
Affiliated Managers Group, Inc.	158	31,390
Ameriprise Financial, Inc.	1,000	163,230
Financial Engines, Inc.#	1,553	43,329
Partners Group Holding AG	160	109,911
Virtus Investment Partners, Inc.	280	33,614
Waddell & Reed Financial, Inc., Class A#	5,768	117,090
WisdomTree Investments, Inc.#	6,866	78,959

		577,523

Lasers - System/Components — 0.0%
Applied Optoelectronics, Inc.†#	510	22,267
II-VI, Inc.†	1,129	53,514

		75,781

Linen Supply & Related Items — 0.1%
UniFirst Corp.	818	133,743

Machine Tools & Related Products — 0.0%
THK Co., Ltd.	900	33,582

Machinery - Construction & Mining — 0.5%
Astec Industries, Inc.	569	31,506
Caterpillar, Inc.	1,883	265,785
Komatsu, Ltd.	8,400	261,847
United Tractors Tbk PT	131,100	326,416

		885,554

Machinery - Electrical — 0.6%
ABB, Ltd.	1,306	33,429
Disco Corp.	1,400	312,381
Franklin Electric Co., Inc.	1,928	89,266
Fuji Electric Co., Ltd.	56,000	397,509
Hitachi, Ltd.	9,000	67,136
Mitsubishi Electric Corp.	5,800	96,188
Regal Beloit Corp.	179	13,774

		1,009,683

Machinery - Farming — 0.1%
Kubota Corp.	8,900	168,847
Lindsay Corp.	563	52,826

		221,673

Machinery - General Industrial — 0.4%
Albany International Corp., Class A	1,457	94,268
Applied Industrial Technologies, Inc.	1,952	124,830
Chart Industries, Inc.†	2,264	110,211
DXP Enterprises, Inc.†	845	23,491
Harmonic Drive Systems, Inc.	1,400	90,858
Hexagon AB, Class B	1,535	75,444
Tennant Co.	1,041	68,498
Zebra Technologies Corp., Class A†	800	88,256

		675,856

Machinery - Material Handling — 0.1%
Daifuku Co., Ltd.	1,700	92,940

Machinery - Pumps — 0.1%
SPX FLOW, Inc.†	2,919	130,684

Medical Imaging Systems — 0.0%
Analogic Corp.	863	71,456

13

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Information Systems — 0.0%
Computer Programs & Systems, Inc.	1,084	$32,845
Quality Systems, Inc.†	2,050	29,582

		62,427

Medical Instruments — 0.7%
Abaxis, Inc.#	1,454	70,868
AngioDynamics, Inc.†	1,986	34,119
Boston Scientific Corp.†	149	3,916
CONMED Corp.	1,725	92,288
Integra LifeSciences Holdings Corp.†#	2,026	98,504
Intuitive Surgical, Inc.†	419	167,508
Natus Medical, Inc.†	930	37,247
Shimadzu Corp.	15,500	370,945
Sysmex Corp.	1,400	106,588
Topcon Corp.	10,900	242,702

		1,224,685

Medical Labs & Testing Services — 0.1%
PeptiDream, Inc.†	4,500	150,820
Quest Diagnostics, Inc.	19	1,871

		152,691

Medical Products — 0.4%
Baxter International, Inc.	2,281	149,474
Cantel Medical Corp.	705	75,068
Cooper Cos., Inc.	203	48,959
CYBERDYNE, Inc.†#	5,500	72,891
Haemonetics Corp.†	2,591	149,760
Integer Holdings Corp.†	2,177	105,476
Invacare Corp.#	2,332	40,927
Luminex Corp.	1,796	38,363
MiMedx Group, Inc.†#	2,939	34,004
Varian Medical Systems, Inc.†#	59	6,593
Zimmer Biomet Holdings, Inc.	64	7,494

		729,009

Medical - Biomedical/Gene — 0.7%
Acorda Therapeutics, Inc.†	3,883	78,825
Alexion Pharmaceuticals, Inc.†	85	9,334
Amgen, Inc.	1,794	315,134
Biogen, Inc.†	57	18,364
Cambrex Corp.†	1,385	67,657
Celgene Corp.†	251	25,308
Emergent BioSolutions, Inc.†	2,079	91,331
Innoviva, Inc.†#	2,181	28,615
Ligand Pharmaceuticals, Inc.†#	464	61,178
Medicines Co.†#	3,579	103,791
Momenta Pharmaceuticals, Inc.†	2,473	34,127
Myriad Genetics, Inc.†#	5,021	173,877
Spectrum Pharmaceuticals, Inc.†	6,834	133,947
Vertex Pharmaceuticals, Inc.†	66	9,523

		1,151,011

Medical - Drugs — 1.2%
AbbVie, Inc.	2,040	197,717
Allergan PLC	183	31,811
Bayer AG	29	3,697
CSPC Pharmaceutical Group, Ltd.	16,000	31,808
Eli Lilly & Co.	1,237	104,700
Johnson & Johnson	1,999	278,521
Kalbe Farma Tbk PT	1,090,300	128,998
Lannett Co., Inc.†#	1,681	44,462
Merck & Co., Inc.	7,914	437,407
Pfizer, Inc.	6,672	241,927
PharMerica Corp.†	2,802	81,958

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Shionogi & Co., Ltd.	7,300	$407,469
Supernus Pharmaceuticals, Inc.†	1,182	44,679

		2,035,154

Medical - Generic Drugs — 0.1%
Impax Laboratories, Inc.†	6,248	104,029
Perrigo Co. PLC#	80	6,977

		111,006

Medical - HMO — 0.8%
Anthem, Inc.	442	103,852
Centene Corp.†	678	69,217
Cigna Corp.	1,007	213,212
Humana, Inc.	186	48,520
Magellan Health, Inc.†	1,665	140,692
Tivity Health, Inc.†	2,210	81,328
UnitedHealth Group, Inc.	1,421	324,230
WellCare Health Plans, Inc.†	1,843	392,541

		1,373,592

Medical - Hospitals — 0.2%
Community Health Systems, Inc.†#	6,474	29,457
HCA Healthcare, Inc.†	1,075	91,375
Select Medical Holdings Corp.†	7,506	132,481

		253,313

Medical - Nursing Homes — 0.0%
Ensign Group, Inc.	1,544	37,473
Kindred Healthcare, Inc.	4,622	33,972

		71,445

Medical - Outpatient/Home Medical — 0.2%
Almost Family, Inc.†	654	38,848
Amedisys, Inc.†	1,877	101,358
Chemed Corp.#	557	136,989
LHC Group, Inc.†	1,173	77,148
Providence Service Corp.†	673	40,743

		395,086

Medical - Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp.	140	11,875
McKesson Corp.	54	7,978

		19,853

Metal Processors & Fabrication — 0.1%
CIRCOR International, Inc.	1,351	65,442
Haynes International, Inc.	751	24,062
Mueller Industries, Inc.	3,977	144,763

		234,267

Metal Products - Distribution — 0.0%
MISUMI Group, Inc.	2,000	58,488

Metal - Aluminum — 0.1%
Century Aluminum Co.†	2,377	31,495
Kaiser Aluminum Corp.	918	88,918

		120,413

Metal - Copper — 0.0%
Freeport-McMoRan, Inc.†	1,697	23,622

Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc.	1,115	50,788
John Bean Technologies Corp.	606	72,569

		123,357

14

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Motorcycle/Motor Scooter — 0.1%
Yamaha Motor Co., Ltd.	4,200	$132,258

Multimedia — 0.3%
E.W. Scripps Co., Class A†	2,606	39,272
Media Nusantara Citra Tbk PT	257,800	24,779
Time Warner, Inc.	1,203	110,087
Twenty-First Century Fox, Inc., Class A	504	16,098
Twenty-First Century Fox, Inc., Class B	1,589	49,497
Viacom, Inc., Class A#	269	9,159
Walt Disney Co.	2,279	238,885

		487,777

Networking Products — 0.4%
Arista Networks, Inc.†	1,181	275,315
Cisco Systems, Inc.	4,045	150,878
Gigamon, Inc.†	920	35,742
LogMeIn, Inc.	984	117,096
NETGEAR, Inc.†	1,395	71,843

		650,874

Non-Ferrous Metals — 0.1%
Materion Corp.	1,854	90,661

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	3,568	231,706

Office Furnishings - Original — 0.1%
Interface, Inc.	4,166	103,942

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	303	34,578

Oil & Gas Drilling — 0.1%
Ensco PLC, Class A#	6,749	36,242
Noble Corp. PLC†#	16,645	69,576

		105,818

Oil Companies - Exploration & Production — 0.4%
Anadarko Petroleum Corp.	90	4,328
Apache Corp.	17	711
Cabot Oil & Gas Corp.	512	14,822
Carrizo Oil & Gas, Inc.†#	3,361	64,968
ConocoPhillips	3,698	188,154
Continental Resources, Inc.†	534	25,274
Denbury Resources, Inc.†#	14,094	24,665
Devon Energy Corp.	150	5,780
Kunlun Energy Co., Ltd.#	6,000	5,196
PDC Energy, Inc.†	2,335	107,293
SRC Energy, Inc.†#	10,144	88,862
Unit Corp.†	3,324	71,100

		601,153

Oil Companies - Integrated — 0.5%
Chevron Corp.	1,642	195,382
China Petroleum & Chemical Corp.	228,000	163,380
Exxon Mobil Corp.	5,257	437,855

		796,617

Oil Field Machinery & Equipment — 0.0%
Exterran Corp.†	2,590	79,358

Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp.	1,442	90,312
Ultrapar Participacoes SA ADR	466	9,968
Valero Energy Corp.	2,068	177,062

		277,342

Oil - Field Services — 0.3%
Archrock, Inc.	2,696	25,612

Security Description	Shares	Value (Note 2)

Oil - Field Services (continued)
CARBO Ceramics, Inc.†#	1,481	$14,854
Halliburton Co.	506	21,141
Helix Energy Solutions Group, Inc.†	9,166	60,954
Matrix Service Co.†	3,107	53,130
McDermott International, Inc.†	13,465	97,756
Newpark Resources, Inc.†	7,220	63,897
Oceaneering International, Inc.	1,275	24,913
Oil States International, Inc.†	1,500	35,700
SEACOR Holdings, Inc.†	782	37,419

		435,376

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	1,571	74,544
Neenah Paper, Inc.	384	34,329
P.H. Glatfelter Co.	3,863	80,312
Schweitzer-Mauduit International, Inc.	2,359	106,792

		295,977

Pastoral & Agricultural — 0.0%
Schouw & Co AB	300	27,769

Pharmacy Services — 0.1%
Diplomat Pharmacy, Inc.†#	2,419	43,300
Express Scripts Holding Co.†	689	44,909

		88,209

Photo Equipment & Supplies — 0.0%
FUJIFILM Holdings Corp.	1,400	57,346

Pipelines — 0.1%
AltaGas, Ltd.	216	4,911
Cheniere Energy, Inc.†#	202	9,761
Enbridge, Inc.	1,411	53,207
Inter Pipeline, Ltd.	321	6,743
Kinder Morgan, Inc.	2,050	35,321
ONEOK, Inc.	348	18,061
Pembina Pipeline Corp.	417	14,522
Targa Resources Corp.	187	8,116
TransCanada Corp.	751	36,021
Williams Cos., Inc.	1,390	40,379

		227,042

Poultry — 0.1%
Sanderson Farms, Inc.#	883	149,836

Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†	815	61,100
Powell Industries, Inc.	1,124	31,551
Schneider Electric SE	1,113	95,674
SPX Corp.†	3,069	97,870

		286,195

Printing - Commercial — 0.0%
LSC Communications, Inc.	1,629	26,651
RR Donnelley & Sons Co.	4,111	38,602

		65,253

Private Equity — 0.3%
3i Group PLC	8,240	100,472
Alaris Royalty Corp.#	1,310	18,805
Allied Minds PLC†#	9,480	21,290
Altamir	1,060	18,926
AURELIUS Equity Opportunities SE & Co. KGaA#	560	36,239
Bure Equity AB	960	11,162
Deutsche Beteiligungs AG	520	29,217
Eurazeo SA	760	66,894
Gimv NV	260	15,874

15

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Private Equity (continued)
Onex Corp.	1,230	$88,941
Ratos AB, Class B	6,710	29,578

		437,398

Public Thoroughfares — 0.3%
Abertis Infraestructuras SA	4,348	97,102
ASTM SpA	255	7,269
Atlantia SpA	4,521	150,080
Groupe Eurotunnel SE	476	6,330
Jasa Marga Persero Tbk PT	270,000	128,213
Jiangsu Expressway Co., Ltd., Class H	4,000	5,508
Macquarie Atlas Roads Group	5,183	24,123
Shenzhen Expressway Co., Ltd.	2,000	1,929
Shenzhen International Holdings, Ltd.	2,000	3,604
Societa Iniziative Autostradali e Servizi SpA	779	13,754
Transurban Group	8,489	81,003
Zhejiang Expressway Co., Ltd.	4,000	4,805

		523,720

Publishing - Books — 0.1%
Scholastic Corp.	2,357	96,920

Publishing - Newspapers — 0.1%
Gannett Co., Inc.	10,583	121,281

Publishing - Periodicals — 0.1%
Time, Inc.	7,147	132,934

Racetracks — 0.1%
Penn National Gaming, Inc.†	5,395	155,160

Real Estate Investment Trusts — 1.4%
Acadia Realty Trust#	3,297	92,415
AGNC Investment Corp.	214	4,259
American Tower Corp.	14	2,015
Armada Hoffler Properties, Inc.#	2,709	41,854
AvalonBay Communities, Inc.	580	105,171
Brixmor Property Group, Inc.	3,785	68,395
Capstead Mtg. Corp.	5,962	54,075
CareTrust REIT, Inc.	1,875	34,163
CBL & Associates Properties, Inc.#	10,537	59,323
Cedar Realty Trust, Inc.	6,754	40,321
Chatham Lodging Trust	1,854	42,067
Chesapeake Lodging Trust	4,568	131,741
DiamondRock Hospitality Co.	9,106	101,896
Duke Realty Corp.	115	3,235
EastGroup Properties, Inc.	1,398	131,524
Essex Property Trust, Inc.	33	8,151
Franklin Street Properties Corp.#	10,329	112,483
Government Properties Income Trust#	5,582	104,104
HCP, Inc.	722	19,090
Hersha Hospitality Trust	2,514	44,121
Hospitality Properties Trust	2,805	84,122
Independence Realty Trust, Inc.	3,460	35,742
Kite Realty Group Trust	6,219	119,591
Lexington Realty Trust	11,506	120,353
LTC Properties, Inc.	456	20,903
National Storage Affiliates Trust#	1,397	37,216
Pennsylvania Real Estate Investment Trust#	5,834	64,699
Prologis, Inc.	206	13,643
PS Business Parks, Inc.	119	15,775
Public Storage	58	12,361
Ramco-Gershenson Properties Trust	2,908	41,904
Retail Opportunity Investments Corp.#	2,210	43,250
Sabra Health Care REIT, Inc.	3,237	62,280
Simon Property Group, Inc.	1,509	244,081
Summit Hotel Properties, Inc.	2,444	36,929

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Urstadt Biddle Properties, Inc., Class A	4,258	$101,000
Welltower, Inc.	448	30,222
Whitestone REIT#	3,190	47,116

		2,331,590

Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	416	18,038
Daikyo, Inc.	7,800	152,078
HFF, Inc., Class A	708	31,959
RE/MAX Holdings, Inc., Class A	1,512	80,665

		282,740

Real Estate Operations & Development — 0.3%
China Vanke Co., Ltd.	5,600	20,505
Mitsui Fudosan Co., Ltd.	8,900	201,971
NTT Urban Development Corp.	13,000	143,417
Pakuwon Jati Tbk PT	1,209,400	55,726
Tokyo Tatemono Co., Ltd.	8,500	118,091

		539,710

Recreational Vehicles — 0.0%
LCI Industries	510	66,759

Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.#	3,155	35,462
United Rentals, Inc.†	77	12,280

		47,742

Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	1,140	153,045

Respiratory Products — 0.0%
Inogen, Inc.†	375	48,277

Retail - Apparel/Shoe — 0.5%
Abercrombie & Fitch Co., Class A#	4,021	69,805
Ascena Retail Group, Inc.†#	11,901	27,848
Buckle, Inc.#	3,228	71,823
Burlington Stores, Inc.†	657	69,885
Caleres, Inc.	3,666	119,658
Cato Corp., Class A	1,616	25,500
Chico’s FAS, Inc.	4,583	40,422
Children’s Place, Inc.#	453	60,204
DSW, Inc., Class A#	4,187	89,309
Express, Inc.†	5,210	50,745
Finish Line, Inc., Class A#	2,392	25,810
Gap, Inc.#	92	2,973
Genesco, Inc.†	960	29,856
Guess?, Inc.#	4,613	76,114
Ross Stores, Inc.	1,210	91,996
Tailored Brands, Inc.#	2,303	38,829
Tapestry, Inc.	66	2,752

		893,529

Retail - Auto Parts — 0.0%
AutoZone, Inc.†	8	5,494
Genuine Parts Co.	71	6,601

		12,095

Retail - Automobile — 0.6%
Asbury Automotive Group, Inc.†	1,349	88,764
Astra International Tbk PT	1,056,900	623,877
Group 1 Automotive, Inc.	1,360	110,201
Lithia Motors, Inc., Class A#	1,550	181,799
Sonic Automotive, Inc., Class A	1,537	32,661

		1,037,302

16

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Building Products — 0.2%
Home Depot, Inc.	959	$172,447
Lowe’s Cos., Inc.	1,223	101,961
Lumber Liquidators Holdings, Inc.†	2,236	63,391

		337,799

Retail - Consumer Electronics — 0.3%
Best Buy Co., Inc.	8,985	535,596

Retail - Discount — 0.4%
Dollar Tree, Inc.†	215	22,093
Don Quijote Holdings Co., Ltd.	7,600	366,190
Ollie’s Bargain Outlet Holdings, Inc.†#	1,056	50,107
Target Corp.	595	35,641
Wal-Mart Stores, Inc.	1,375	133,691

		607,722

Retail - Drug Store — 0.5%
CVS Health Corp.	2,226	170,512
Sundrug Co., Ltd.	6,400	296,720
Walgreens Boots Alliance, Inc.	5,704	415,023

		882,255

Retail - Home Furnishings — 0.4%
Haverty Furniture Cos., Inc.	1,362	32,892
La-Z-Boy, Inc.	3,336	109,754
Nitori Holdings Co., Ltd.	1,700	278,203
RH†	1,935	196,190

		617,039

Retail - Major Department Stores — 0.2%
J.C. Penney Co., Inc.†#	23,412	77,494
Matahari Department Store Tbk PT	114,000	89,839
TJX Cos., Inc.	1,956	147,776

		315,109

Retail - Misc./Diversified — 0.0%
Five Below, Inc.†	1,175	72,615

Retail - Pawn Shops — 0.1%
FirstCash, Inc.	3,078	207,457

Retail - Regional Department Stores — 0.1%
Kohl’s Corp.#	44	2,111
Macy’s, Inc.#	4,287	102,030

		104,141

Retail - Restaurants — 0.2%
BJ’s Restaurants, Inc.	988	35,321
Darden Restaurants, Inc.	157	13,238
Dave & Buster’s Entertainment, Inc.†	1,081	57,325
DineEquity, Inc.#	1,154	52,934
Fiesta Restaurant Group, Inc.†#	1,662	31,412
McDonald’s Corp.	15	2,580
Red Robin Gourmet Burgers, Inc.†	647	33,903
Sonic Corp.#	1,463	37,336
Wingstop, Inc.#	983	38,524
Yum! Brands, Inc.	152	12,687

		315,260

Retail - Vitamins & Nutrition Supplements — 0.0%
Vitamin Shoppe, Inc.†#	1,965	7,369

Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	1,913	40,843
Proto Labs, Inc.†#	528	50,794
Sekisui Plastics Co., Ltd.†	10,600	134,890

		226,527

Security Description	Shares	Value (Note 2)

Satellite Telecom — 0.1%
Eutelsat Communications SA#	2,393	$54,214
Iridium Communications, Inc.†#	6,568	81,115
SES SA FDR	2,588	42,742

		178,071

Savings & Loans/Thrifts — 0.5%
Banc of California, Inc.#	4,303	97,033
Bank Mutual Corp.	4,824	51,617
BofI Holding, Inc.†#	1,964	54,285
Brookline Bancorp, Inc.	3,033	48,831
Dime Community Bancshares, Inc.	1,920	42,336
New York Community Bancorp, Inc.#	15	200
Northfield Bancorp, Inc.	2,917	51,748
Northwest Bancshares, Inc.	5,752	97,381
Oritani Financial Corp.	424	7,314
People’s United Financial, Inc.	22	418
Provident Financial Services, Inc.	4,034	110,290
Sterling Bancorp	9,143	231,775
Washington Federal, Inc.	1,094	38,071

		831,299

Schools — 0.1%
American Public Education, Inc.†	1,466	39,362
Capella Education Co.	365	31,135
Career Education Corp.†	4,989	66,204
Strayer Education, Inc.	887	88,017

		224,718

Security Services — 0.1%
Brink’s Co.	1,972	159,436

Semiconductor Components - Integrated Circuits — 0.2%
Analog Devices, Inc.	52	4,478
Marvell Technology Group, Ltd.	4,141	92,510
Maxim Integrated Products, Inc.	88	4,605
MaxLinear, Inc.†	1,370	36,182
NXP Semiconductors NV†	1,259	142,758
Power Integrations, Inc.	618	48,513
QUALCOMM, Inc.	72	4,776
Renesas Electronics Corp.†	3,000	36,888

		370,710

Semiconductor Equipment — 0.3%
ASM Pacific Technology, Ltd.	3,000	43,564
Axcelis Technologies, Inc.†	877	28,064
Brooks Automation, Inc.	3,575	88,982
Cabot Microelectronics Corp.	581	55,962
KLA-Tencor Corp.	135	13,802
Kulicke & Soffa Industries, Inc.†	3,786	94,006
Lam Research Corp.#	126	24,234
MKS Instruments, Inc.	1,083	102,127
Teradyne, Inc.	1,846	74,708
Veeco Instruments, Inc.†	1,527	24,661

		550,110

Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	413	19,448
Unilever Indonesia Tbk PT	89,700	327,255

		346,703

Software Tools — 0.2%
VMware, Inc., Class A†#	2,920	350,721

Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	2,136	32,254

17

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Steel - Producers — 0.2%
AK Steel Holding Corp.†#	14,900	$72,563
JFE Holdings, Inc.	12,600	297,932
Nucor Corp.	234	13,455

		383,950

Stevedoring — 0.0%
Qube Holdings, Ltd.#	1,378	2,784

Storage/Warehousing — 0.0%
Mobile Mini, Inc.	2,203	79,088
Westshore Terminals Investment Corp.	63	1,217

		80,305

Telecom Equipment - Fiber Optics — 0.1%
Oclaro, Inc.†#	4,490	31,969
Viavi Solutions, Inc.†	15,966	149,601

		181,570

Telecom Services — 0.7%
China Telecom Corp., Ltd.	534,000	258,121
Consolidated Communications Holdings, Inc.	1,536	21,719
Spok Holdings, Inc.	1,898	33,215
Telekomunikasi Indonesia Persero Tbk PT	2,379,700	735,088
Tower Bersama Infrastructure Tbk PT	262,800	111,108
Vonage Holdings Corp.†	5,177	52,702
XL Axiata Tbk PT†	247,600	56,390

		1,268,343

Telecommunication Equipment — 0.2%
ADTRAN, Inc.	3,555	82,121
Juniper Networks, Inc.	6,136	170,335
Nortel Networks Corp.†(1)(2)	62	0

		252,456

Telephone - Integrated — 1.1%
AT&T, Inc.	10,561	384,209
BT Group PLC	56,874	200,646
General Communication, Inc., Class A†	1,216	48,531
Nippon Telegraph & Telephone Corp.	13,200	692,208
SoftBank Group Corp.	5,300	450,331
Verizon Communications, Inc.	2,773	141,118

		1,917,043

Television — 0.1%
AMC Networks, Inc., Class A†#	1,700	87,618
ION Media Networks, Inc.†(1)(2)	18	14,678
Surya Citra Media Tbk PT	290,400	47,397

		149,693

Textile - Products — 0.1%
Toyobo Co., Ltd.	5,500	100,477

Therapeutics — 0.0%
Anika Therapeutics, Inc.†	565	31,143

Tobacco — 0.6%
Altria Group, Inc.	7,750	525,683
Gudang Garam Tbk PT	27,900	158,068
Hanjaya Mandala Sampoerna Tbk PT	535,600	162,236
Philip Morris International, Inc.	994	102,134
Universal Corp.	1,724	91,975

		1,040,096

Tools - Hand Held — 0.0%
Snap-on, Inc.#	34	5,761

Toys — 0.3%
Bandai Namco Holdings, Inc.	6,100	198,875

Security Description	Shares	Value (Note 2)

Toys (continued)
Hasbro, Inc.	573	$53,300
Nintendo Co., Ltd.	200	81,200
Tomy Co., Ltd.	8,100	115,751

		449,126

Transactional Software — 0.3%
Amadeus IT Group SA	5,909	426,632
Bottomline Technologies de, Inc.†	2,128	70,926

		497,558

Transport - Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	1,707	98,579

Transport - Equipment & Leasing — 0.1%
Greenbrier Cos., Inc.#	1,861	93,050

Transport - Rail — 0.4%
Central Japan Railway Co.	1,900	353,695
CSX Corp.	21	1,171
Genesee & Wyoming, Inc., Class A†	213	16,788
Norfolk Southern Corp.	568	78,742
Union Pacific Corp.	1,214	153,571

		603,967

Transport - Services — 0.2%
Echo Global Logistics, Inc.†	1,913	51,651
Expeditors International of Washington, Inc.	36	2,332
Hub Group, Inc., Class A†	2,536	121,221
Matson, Inc.	2,931	85,497

		260,701

Transport - Truck — 0.3%
ArcBest Corp.	902	34,141
Forward Air Corp.	650	36,985
Marten Transport, Ltd.	2,650	53,398
Old Dominion Freight Line, Inc.	130	16,801
Roadrunner Transportation Systems, Inc.†	5,134	43,947
Saia, Inc.†	1,714	112,781
Sankyu, Inc.†	3,100	132,405

		430,458

Travel Services — 0.2%
HIS Co., Ltd.	6,900	260,947

Venture Capital — 0.1%
Hercules Capital, Inc.#	2,680	35,992
IP Group PLC†	18,590	37,698
Jafco Co., Ltd.	1,000	52,571
Safeguard Scientifics, Inc.†	1,970	24,428

		150,689

Veterinary Diagnostics — 0.0%
Neogen Corp.†	812	68,127

Warehousing & Harbor Transportation Services — 0.0%
China Merchants Port Holdings Co., Ltd.	2,000	5,193
COSCO SHIPPING Ports, Ltd.	2,000	2,017
Hamburger Hafen und Logistik AG	65	1,913

		9,123

Water — 0.2%
American States Water Co.	948	54,690
American Water Works Co., Inc.	155	14,192
California Water Service Group	2,773	126,449
Guangdong Investment, Ltd.	6,000	8,097
Pennon Group PLC	4,899	52,661
United Utilities Group PLC	3,948	43,823

		299,912

18

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Web Hosting/Design — 0.2%
GoDaddy, Inc., Class A†#	3,228	$157,042
NIC, Inc.	2,083	34,578
Shopify, Inc., Class A†#	1,436	149,085

		340,705

Web Portals/ISP — 0.9%
Alphabet, Inc., Class A†	136	140,919
Alphabet, Inc., Class C†	440	449,421
Baidu, Inc. ADR†	982	234,286
Blucora, Inc.†	1,929	39,641
GMO Internet, Inc.	10,300	173,097
SINA Corp.†	2,920	285,488
United Internet AG	3,636	245,043

		1,567,895

Wire & Cable Products — 0.1%
Encore Wire Corp.	1,894	88,260
General Cable Corp.	3,910	84,065

		172,325

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	1,162	109,356

X-Ray Equipment — 0.0%
Varex Imaging Corp.†	1,112	41,222

Total Common Stocks
(cost $110,692,937)		124,313,338

EXCHANGE - TRADED FUNDS — 8.2%
iShares Core S&P Small-Cap ETF	2,004	155,270
iShares MSCI Indonesia ETF#	14,766	393,957
iShares Russell 1000 Growth ETF#	515	68,902
iShares Russell 1000 Value ETF	793	97,563
PowerShares Senior Loan Portfolio	313,366	7,223,086
SPDR S&P 500 ETF Trust, Series 1#	443	117,399
SPDR Blackstone/GSO Senior Loan ETF#	124,600	5,901,056

Total Exchange - Traded Funds
(cost $13,938,822)		13,957,233

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.0%
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)(2) (cost $0)	$45,000	5

ASSET BACKED SECURITIES — 2.4%
Diversified Financial Services — 2.4%
BA Credit Card Trust Series 2015-A2, Class A 1.36% due 09/15/2020	$100,000	99,913
BMW Vehicle Lease Trust Series 2017-2, Class A3 2.07% due 10/20/2020	630,000	629,288
Capital One Multi-Asset Execution Trust Series 2016-A6, Class A6 1.82% due 09/15/2022	1,000,000	995,464
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	1,400,000	1,400,453
Hyundai Auto Receivables Trust Series 2017-B, ClassA3 1.77% due 01/18/2022	1,000,000	993,943

Total Asset Backed Securities
(cost $4,143,357)		4,119,061

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 5.8%
Auto - Cars/Light Trucks — 0.7%
Ford Motor Credit Co. LLC FRS Senior Notes 2.32% (3 ML+0.93%) due 11/04/2019	$1,270,000	$1,281,278

Computers — 0.8%
Apple, Inc. FRS Senior Notes 1.48% (3 ML+0.08%) due 02/08/2019	1,290,000	1,290,310

Diversified Banking Institutions — 2.9%
Citigroup, Inc. FRS Senior Notes 2.26% (3 ML+0.88%) due 07/30/2018	1,285,000	1,290,170
Goldman Sachs Group, Inc. FRS Senior Notes 2.52% (3 ML+1.10%) due 11/15/2018	1,280,000	1,289,766
JPMorgan Chase & Co. FRS Senior Notes 2.27% (3 ML+0.90%) due 04/25/2023	1,100,000	1,112,633
Morgan Stanley FRS Senior Notes 2.08% (3 ML+0.74%) due 01/05/2018	1,290,000	1,290,618

		4,983,187

Finance - Credit Card — 0.8%
American Express Credit Corp. FRS Senior Notes 1.71% (3 ML+0.33%) due 05/03/2019	1,290,000	1,293,269

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	2,596
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(2)	71,000	7
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(2)	69,000	7

		2,610

Telephone - Integrated — 0.6%
AT&T, Inc. FRS Senior Notes 2.31% (3 ML+0.95%) due 07/15/2021	1,000,000	1,014,290

Total U.S. Corporate Bonds & Notes
(cost $9,857,485)		9,864,944

FOREIGN CORPORATE BONDS & NOTES — 1.7%
Diversified Manufacturing Operations — 0.7%
Siemens Financieringsmaatschappij NV FRS Company Guar. Notes 1.64% (3 ML+0.32%) due 09/13/2019*	1,290,000	1,294,799

Oil Companies - Integrated — 0.2%
Shell International Finance BV FRS Company Guar. Notes 1.86% (3 ML+0.45%) due 05/11/2020	311,000	313,463

19

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Soap & Cleaning Preparation — 0.8%
Reckitt Benckiser Treasury Services PLC FRS Company Guar. Notes 1.89% (3 ML+0.56%) due 06/24/2022*	$1,295,000	$1,298,438

Total Foreign Corporate Bonds & Notes
(cost $2,906,182)		2,906,700

FOREIGN GOVERNMENT OBLIGATIONS — 1.5%
Sovereign — 1.5%
Republic of Indonesia Senior Notes 4.75% due 01/08/2026	475,000	406,111
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	1,225,000	1,310,624
Republic of Indonesia Senior Notes 6.63% due 02/17/2037	590,000	751,124

Total Foreign Government Obligations
(cost $2,538,009)		2,467,859

Total Long-Term Investment Securities
(cost $144,076,792)		157,629,140

SHORT-TERM INVESTMENT SECURITIES — 9.7%
Registered Investment Companies — 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(3)(4)	4,143,884	4,143,884

Time Deposits — 5.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 09/01/2017	9,961,000	9,961,000

U.S. Government Treasuries — 1.4%
United States Treasury Bills
0.88% due 12/07/2017(5)	2,070,000	2,069,666
0.96% due 12/07/2017(5)	5,000	4,999
0.99% due 12/07/2017(5)	350,000	349,943
1.00% due 12/07/2017(5)	5,000	4,999

		2,429,607

Total Short-Term Investment Securities
(cost $16,534,523)		16,534,491

TOTAL INVESTMENTS
(cost $160,611,315)(6)	102.2%	174,163,631
Liabilities in excess of other assets	(2.2)	(3,745,560)

NET ASSETS	100.0%	$170,418,071

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2017, the aggregate value of these securities was $2,720,014 representing 1.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security classified as Level 3 (see Note 2).
(2)	Illiquid security. At November 30, 2017, the aggregate value of these securities was $14,697 representing 0.0% of net assets.
(3)	The rate shown is the 7-day yield as of November 30, 2017.
(4)	At November 30, 2017, the Fund had loaned securities with a total value of $11,597,979. This was secured by collateral of $4,143,884, which was received in cash and subsequently invested in short-term investments currently valued at $4,143,884 as reported in the Portfolio of Investments. Additional collateral of $7,744,258 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$900,220
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	509,222
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	912,245
United States Treasury Bills	0.00%	12/07/2017 to 07/19/2018	188,677
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2017 to 02/15/2047	5,233,894

(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

ETF—Exchange-Traded Funds

FDR—Fiduciary Depositary Receipt

FRS—Floating Rate Security

The rates shown on the FRS is the current interest rates as of November 30, 2017, and unless noted otherwise, the dates shown are the original maturity date.

Index Legend

3ML—3 Month USD LIBOR

20

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
10	Long	Russell 2000 Mini Index	December 2017	707,942	772,700	$64,758
684	Long	SGX Nifty 50 Index	December 2017	14,286,237	14,060,304	(225,933)
8	Long	TOPIX Index	December 2017	1,143,395	1,284,299	140,904
46	Long	Russell 1000 Value	December 2017	2,698,505	2,777,940	79,435
31	Short	mini MSCI EAFE Index	December 2017	3,043,338	3,129,760	(86,422)
21	Short	mini MSCI Emerging Markets Index	December 2017	1,155,571	1,176,000	(20,429)
99	Short	Russell 1000 Growth Index	December 2017	6,199,529	6,647,850	(448,321)
85	Short	S&P 500 E-Mini Index	December 2017	10,584,290	11,253,574	(669,284)

						$(1,165,292)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley Capital Services, Inc.	JPY	519,400,000	USD	4,681,604	12/20/2017	$62,502	$–
	PEN	7,900,000	USD	2,423,313	12/20/2017	–	(18,642)
	USD	2,376,958	IDR	32,020,000,000	12/20/2017	–	(12,871)
	USD	14,386,480	INR	927,900,000	12/20/2017	–	(22,217)
	USD	2,422,941	PEN	7,900,000	12/20/2017	19,014	–

Net Unrealized Appreciation/(Depreciation)						$81,516	$(53,730)

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

PEN—Peruvian Sol

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Telecommunications Equipment	$252,456	$—		$0	$252,456
Television	135,015	—		14,678	149,693
Other Industries	91,037,330	32,873,859	#	—	123,911,189
Exchange-Traded Funds	13,957,233	—		—	13,957,233
Preferred Securities/Capital Securities	—	—		5	5
Asset Backed Securities	—	4,119,061		—	4,119,061
U.S. Corporate Bonds & Notes:
Finance - Investment Banker/Broker	—	2,596		14	2,610
Other Industries	—	9,862,334		—	9,862,334
Foreign Corporate Bonds & Notes . . .	—	2,906,700		—	2,906,700
Foreign Government Obligations	—	2,467,859		—	2,467,859
Short-Term Investment Securities:
Registered Investment Companies	4,143,884	—		—	4,143,884
Other Short-Term Investment Securities	—	12,390,607		—	12,390,607

Total Investments at Value	$109,525,918	$64,623,016		$14,697	$174,163,631

Other Financial Instruments:†
Futures Contracts	$144,193	$140,904		$—	$285,097
Forward Foreign Currency Contracts	—	81,516		—	81,516

	$144,193	$222,420		$—	$366,613

21

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,450,389	$—	$—	$1,450,389
Forward Foreign Currency Contracts	—	53,730	—	53,730

	$1,450,389	$53,730	$—	$1,504,119

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
#	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $27,087,960 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

22

VALIC Company I Blue Chip Growth Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

E-Commerce/Products	12.7%
Applications Software	9.4
Internet Content — Entertainment	6.2
Medical — HMO	6.2
Web Portals/ISP	6.2
Finance — Credit Card	5.9
E-Commerce/Services	3.9
Medical — Biomedical/Gene	3.5
Medical Products	3.2
Diversified Banking Institutions	3.1
Aerospace/Defense	3.0
Commercial Services — Finance	2.8
Diagnostic Equipment	2.4
Airlines	2.3
Internet Application Software	2.3
Computers	2.2
Finance — Investment Banker/Broker	1.8
Electronic Components — Semiconductors	1.6
Medical Instruments	1.5
Real Estate Investment Trusts	1.5
Retail — Restaurants	1.5
Hotels/Motels	1.4
Data Processing/Management	1.3
Finance — Other Services	1.0
Retail — Building Products	1.0
Insurance Brokers	1.0
Banks — Fiduciary	0.9
Auto — Cars/Light Trucks	0.8
Instruments — Controls	0.8
Retail — Apparel/Shoe	0.8
Electronic Measurement Instruments	0.7
Entertainment Software	0.7
Registered Investment Companies	0.6
Cruise Lines	0.6
Machinery — General Industrial	0.6
Coatings/Paint	0.5
Enterprise Software/Service	0.4
Retail — Discount	0.4
Tools — Hand Held	0.4
Tobacco	0.3
Transport — Rail	0.3
Aerospace/Defense — Equipment	0.2
Auto/Truck Parts & Equipment — Original	0.2
Semiconductor Equipment	0.2
Beverages — Wine/Spirits	0.2
Medical — Drugs	0.2
Software Tools	0.2
Banks — Commercial	0.2
Investment Management/Advisor Services	0.1
Internet Security	0.1
Insurance — Property/Casualty	0.1
Commercial Services	0.1
Electric — Integrated	0.1
Insurance — Multi-line	0.1
Chemicals — Diversified	0.1
Gas — Distribution	0.1
Beverages — Non-alcoholic	0.1
Containers — Metal/Glass	0.1

100.1%

*	Calculated as a percentage of net assets

23

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.5%
Aerospace/Defense — 3.0%
Boeing Co.	72,343	$20,024,542
Northrop Grumman Corp.	5,300	1,629,220
Raytheon Co.	400	76,460

		21,730,222

Aerospace/Defense - Equipment — 0.2%
Harris Corp.	10,400	1,502,800

Airlines — 2.3%
Alaska Air Group, Inc.	49,900	3,451,583
American Airlines Group, Inc.#	227,000	11,461,230
Delta Air Lines, Inc.	34,700	1,836,324
United Continental Holdings, Inc.†	6,700	424,244

		17,173,381

Applications Software — 9.4%
Intuit, Inc.	44,877	7,055,562
Microsoft Corp.	389,600	32,792,632
Red Hat, Inc.†	44,900	5,691,524
salesforce.com, Inc.†	121,200	12,643,584
ServiceNow, Inc.†	82,900	10,196,700

		68,380,002

Auto - Cars/Light Trucks — 0.8%
Ferrari NV#	19,000	2,063,400
Tesla, Inc.†#	12,806	3,955,133

		6,018,533

Auto/Truck Parts & Equipment - Original — 0.2%
Delphi Automotive PLC	13,900	1,454,913

Banks - Commercial — 0.2%
First Republic Bank	13,311	1,271,733

Banks - Fiduciary — 0.9%
Bank of New York Mellon Corp.	11,000	602,140
State Street Corp.	62,200	5,930,770

		6,532,910

Beverages - Non-alcoholic — 0.1%
Monster Beverage Corp.†	7,800	488,826

Beverages - Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A	6,400	1,392,576

Casino Hotels — 0.0%
MGM Resorts International	1,400	47,768

Chemicals - Diversified — 0.1%
DowDuPont, Inc.	8,569	616,625

Coatings/Paint — 0.5%
Sherwin-Williams Co.	8,900	3,554,838

Commercial Services — 0.1%
Cintas Corp.	6,000	944,640

Commercial Services - Finance — 2.8%
FleetCor Technologies, Inc.†	10,400	1,891,448
Global Payments, Inc.	48,000	4,826,880
IHS Markit, Ltd.†	2,216	98,878
PayPal Holdings, Inc.†	134,052	10,151,758
S&P Global, Inc.	11,400	1,886,472
Vantiv, Inc., Class A†#	19,739	1,480,425

		20,335,861

Computers — 2.2%
Apple, Inc.	91,900	15,793,015

Security Description	Shares	Value (Note 2)

Containers - Metal/Glass — 0.1%
Ball Corp.	8,954	$357,354

Cruise Lines — 0.6%
Norwegian Cruise Line Holdings, Ltd.†	6,800	368,288
Royal Caribbean Cruises, Ltd.	32,600	4,038,488

		4,406,776

Data Processing/Management — 1.3%
Fidelity National Information Services, Inc.	36,600	3,452,478
Fiserv, Inc.†	47,200	6,204,440

		9,656,918

Diagnostic Equipment — 2.4%
Danaher Corp.	101,180	9,547,345
Thermo Fisher Scientific, Inc.	39,922	7,695,365

		17,242,710

Diversified Banking Institutions — 3.1%
Citigroup, Inc.	21,200	1,600,600
JPMorgan Chase & Co.	46,800	4,891,536
Morgan Stanley	320,443	16,538,063

		23,030,199

Diversified Manufacturing Operations — 0.0%
Textron, Inc.	1,400	77,994

E-Commerce/Products — 12.7%
Alibaba Group Holding, Ltd. ADR†#	155,314	27,503,003
Amazon.com, Inc.†	55,592	65,417,886

		92,920,889

E-Commerce/Services — 3.9%
Ctrip.com International, Ltd. ADR†#	47,780	2,201,702
Priceline Group, Inc.†	15,132	26,325,292

		28,526,994

Electric - Integrated — 0.1%
NextEra Energy, Inc.	4,900	774,396

Electronic Components - Semiconductors — 1.6%
Broadcom, Ltd.	27,600	7,671,144
Microchip Technology, Inc.#	24,500	2,131,255
Xilinx, Inc.	27,700	1,925,427

		11,727,826

Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.	5,300	366,972
Fortive Corp.	63,090	4,709,668

		5,076,640

Enterprise Software/Service — 0.4%
Workday, Inc., Class A†#	31,100	3,203,300

Entertainment Software — 0.7%
Activision Blizzard, Inc.	19,200	1,198,080
Electronic Arts, Inc.†	36,300	3,860,505

		5,058,585

Finance - Credit Card — 5.9%
American Express Co.	700	68,397
Mastercard, Inc., Class A	127,920	19,248,122
Visa, Inc., Class A#	209,118	23,544,596

		42,861,115

Finance - Investment Banker/Broker — 1.8%
Charles Schwab Corp.	56,500	2,756,635
TD Ameritrade Holding Corp.	204,033	10,440,369

		13,197,004

24

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Other Services — 1.0%
Intercontinental Exchange, Inc.	107,186	$7,658,440

Gas - Distribution — 0.1%
Sempra Energy	4,900	592,851

Hotels/Motels — 1.4%
Hilton Worldwide Holdings, Inc.	30,953	2,400,715
Marriott International, Inc., Class A	59,190	7,517,130

		9,917,845

Instruments - Controls — 0.8%
Honeywell International, Inc.	37,600	5,864,096

Insurance Brokers — 1.0%
Marsh & McLennan Cos., Inc.	17,600	1,477,168
Willis Towers Watson PLC	34,100	5,483,280

		6,960,448

Insurance - Multi-line — 0.1%
Chubb, Ltd.	4,100	623,651

Insurance - Property/Casualty — 0.1%
Progressive Corp.	18,700	994,466

Internet Application Software — 2.3%
Tencent Holdings, Ltd.	332,300	17,153,027

Internet Content - Entertainment — 6.2%
Facebook, Inc., Class A†	218,841	38,774,249
Netflix, Inc.†	35,733	6,702,796

		45,477,045

Internet Security — 0.1%
Symantec Corp.	35,800	1,037,126

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	6,440	1,051,201

Machinery - General Industrial — 0.6%
Roper Technologies, Inc.	16,200	4,328,802

Medical Instruments — 1.5%
Intuitive Surgical, Inc.†	27,400	10,953,972

Medical Products — 3.2%
Becton Dickinson and Co.	53,248	12,151,726
Stryker Corp.	72,100	11,247,600

		23,399,326

Medical - Biomedical/Gene — 3.5%
Alexion Pharmaceuticals, Inc.†	60,440	6,636,916
Biogen, Inc.†	18,163	5,851,574
Celgene Corp.†	17,155	1,729,739
Illumina, Inc.†	1,573	361,837
Incyte Corp.†	5,500	544,445
Regeneron Pharmaceuticals, Inc.†	300	108,558
Vertex Pharmaceuticals, Inc.†	73,000	10,533,170

		25,766,239

Medical - Drugs — 0.2%
Allergan PLC	251	43,631
Merck & Co., Inc.	1,400	77,378
Shire PLC ADR	586	87,168
Zoetis, Inc.	15,600	1,127,724

		1,335,901

Medical - HMO — 6.2%
Aetna, Inc.	37,877	6,824,678
Anthem, Inc.	16,100	3,782,856
Cigna Corp.	41,600	8,807,968

Security Description	Shares	Value (Note 2)

Medical - HMO (continued)
Humana, Inc.	18,500	$4,825,910
UnitedHealth Group, Inc.	92,832	21,181,477

		45,422,889

Real Estate Investment Trusts — 1.5%
American Tower Corp.	57,324	8,250,643
Equinix, Inc.	4,856	2,255,564
SBA Communications Corp.†	2,600	441,350

		10,947,557

Retail - Apparel/Shoe — 0.8%
Ross Stores, Inc.	70,300	5,344,909
Tapestry, Inc.	4,000	166,760

		5,511,669

Retail - Auto Parts — 0.0%
O’Reilly Automotive, Inc.†	326	77,004

Retail - Building Products — 1.0%
Home Depot, Inc.	40,762	7,329,823
Lowe’s Cos., Inc.	1,900	158,403

		7,488,226

Retail - Discount — 0.4%
Costco Wholesale Corp.	900	165,987
Dollar General Corp.	34,100	3,003,528

		3,169,515

Retail - Restaurants — 1.5%
McDonald’s Corp.	21,700	3,731,749
Starbucks Corp.	3,300	190,806
Yum! Brands, Inc.	82,000	6,844,540

		10,767,095

Semiconductor Components - Integrated Circuits — 0.0%
Analog Devices, Inc.	500	43,055

Semiconductor Equipment — 0.2%
ASML Holding NV	3,300	579,216
Lam Research Corp.	4,500	865,485

		1,444,701

Software Tools — 0.2%
VMware, Inc., Class A†#	11,100	1,333,221

Tobacco — 0.3%
Philip Morris International, Inc.	24,300	2,496,825

Tools - Hand Held — 0.4%
Stanley Black & Decker, Inc.	16,400	2,781,932

Transport - Rail — 0.3%
Canadian Pacific Railway, Ltd.	7,000	1,226,260
CSX Corp.	13,300	741,475
Union Pacific Corp.	400	50,600

		2,018,335

Transport - Services — 0.0%
FedEx Corp.	800	185,168

Web Portals/ISP — 6.2%
Alphabet, Inc., Class A†	13,200	13,677,444
Alphabet, Inc., Class C†	30,834	31,494,156

		45,171,600

Total Long-Term Investment Securities
(cost $402,734,377)		727,330,571

25

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.99%(1)	500,000	$500,000
State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(1)(2)	481,088	481,088
T. Rowe Price Government Reserve Fund 1.13%(1)	3,580,916	3,580,916

Total Short-Term Investment Securities
(cost $4,562,004)		4,562,004

TOTAL INVESTMENTS
(cost $407,296,381)(3)	100.1%	731,892,575
Liabilities in excess of other assets	(0.1)	(500,881)

NET ASSETS	100.0%	$731,391,694

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of November 30, 2017.
(2)	At November 30, 2017, the Fund had loaned securities with a total value of $63,877,997. This was secured by collateral of $481,088, which was received in cash and subsequently invested in short-term investments currently valued at $481,088 as reported in the Portfolio of Investments. Additional collateral of $64,572,902 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$3,336,182
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	1,746,555
Government National Mtg. Assoc.	2.50% to 3.50%	06/20/2045 to 11/20/2046	3,349,015
United States Treasury Bills	0.00%	12/21/2017 to 07/19/2018	689,228
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2017 to 02/15/2047	55,451,922

(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$710,177,544	$17,153,027	**	$—	$727,330,571
Short-Term Investment Securities:	4,562,004	—		—	4,562,004

Total Investments at Value*	$714,739,548	$17,153,027		$—	$731,892,575

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $17,153,027 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

26

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

Diversified Banking Institutions	7.7%
Oil Companies — Exploration & Production	5.8
Medical — HMO	5.4
Banks — Super Regional	5.1
Medical — Drugs	4.9
Chemicals — Diversified	4.2
Electronic Components — Semiconductors	3.9
Cruise Lines	3.3
Oil Companies — Integrated	3.1
Enterprise Software/Service	2.8
Finance — Consumer Loans	2.8
Aerospace/Defense	2.5
Tobacco	2.5
Time Deposits	2.4
Registered Investment Companies	2.1
Finance — Credit Card	1.9
Semiconductor Components — Integrated Circuits	1.7
Industrial Gases	1.6
Retail — Building Products	1.6
Retail — Discount	1.6
Multimedia	1.6
Applications Software	1.6
Oil Refining & Marketing	1.6
Banks — Fiduciary	1.5
Insurance — Reinsurance	1.5
Building & Construction Products — Misc.	1.5
Tools — Hand Held	1.5
Diversified Manufacturing Operations	1.5
Aerospace/Defense — Equipment	1.4
Medical Instruments	1.4
Telephone — Integrated	1.4
Finance — Investment Banker/Broker	1.4
Computers	1.3
Beverages — Non-alcoholic	1.3
Cable/Satellite TV	1.3
Rental Auto/Equipment	1.2
Insurance Brokers	1.2
Building Products — Air & Heating	1.2
Insurance — Property/Casualty	1.2
Savings & Loans/Thrifts	1.0
Retail — Drug Store	1.0
Finance — Mortgage Loan/Banker	1.0
Pharmacy Services	1.0
Apparel Manufacturers	0.9
Commercial Services	0.8
Medical — Wholesale Drug Distribution	0.8
Chemicals — Specialty	0.7
Home Decoration Products	0.5
Medical — Generic Drugs	0.4
Diversified Minerals	0.4

102.0%

*	Calculated as a percentage of net assets

27

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.5%
Aerospace/Defense — 2.5%
General Dynamics Corp.	2,900	$600,764
Spirit AeroSystems Holdings, Inc., Class A	11,100	935,175

		1,535,939

Aerospace/Defense - Equipment — 1.4%
United Technologies Corp.	7,190	873,225

Apparel Manufacturers — 0.9%
Hanesbrands, Inc.#	26,200	547,318

Applications Software — 1.6%
Microsoft Corp.	11,135	937,233

Banks - Fiduciary — 1.5%
State Street Corp.	9,810	935,383

Banks - Super Regional — 5.1%
Capital One Financial Corp.	6,725	618,700
KeyCorp	42,000	797,160
PNC Financial Services Group, Inc.	4,425	621,978
Wells Fargo & Co.	18,945	1,069,824

		3,107,662

Beverages - Non-alcoholic — 1.3%
Coca-Cola European Partners PLC	19,700	768,103

Building & Construction Products - Misc. — 1.5%
Owens Corning	10,100	892,335

Building Products - Air & Heating — 1.2%
Johnson Controls International PLC	19,443	731,835

Cable/Satellite TV — 1.3%
Comcast Corp., Class A	20,200	758,308

Chemicals - Diversified — 4.2%
Celanese Corp., Series A	8,500	911,540
DowDuPont, Inc.	14,014	1,008,447
LyondellBasell Industries NV, Class A	5,700	596,790

		2,516,777

Chemicals - Specialty — 0.7%
Versum Materials, Inc.	10,200	391,680

Commercial Services — 0.8%
Nielsen Holdings PLC	12,800	470,016

Computers — 1.3%
Hewlett Packard Enterprise Co.	56,100	782,595

Cruise Lines — 3.3%
Carnival Corp.	8,800	577,632
Norwegian Cruise Line Holdings, Ltd.†	12,100	655,336
Royal Caribbean Cruises, Ltd.	5,900	730,892

		1,963,860

Diversified Banking Institutions — 7.7%
Bank of America Corp.	52,626	1,482,474
Citigroup, Inc.	22,010	1,661,755
JPMorgan Chase & Co.	14,205	1,484,707

		4,628,936

Diversified Manufacturing Operations — 1.5%
General Electric Co.	47,900	876,091

Diversified Minerals — 0.4%
Fairmount Santrol Holdings, Inc.†#	50,100	241,482

Electronic Components - Semiconductors — 3.9%
Broadcom, Ltd.	1,600	444,704
Microchip Technology, Inc.#	11,400	991,686
Texas Instruments, Inc.	9,520	926,201

		2,362,591

Security Description	Shares	Value (Note 2)

Enterprise Software/Service — 2.8%
Black Knight, Inc.†	4,944	$221,986
Micro Focus International PLC ADR†	17,165	575,027
Oracle Corp.	18,500	907,610

		1,704,623

Finance - Consumer Loans — 2.8%
Navient Corp.	39,105	493,114
SLM Corp.†	102,505	1,185,983

		1,679,097

Finance - Credit Card — 1.9%
American Express Co.	11,455	1,119,268

Finance - Investment Banker/Broker — 1.4%
E*TRADE Financial Corp.†	17,700	852,078

Finance - Mortgage Loan/Banker — 1.0%
FNF Group	15,200	614,992

Home Decoration Products — 0.5%
Newell Brands, Inc.	10,400	322,088

Industrial Gases — 1.6%
Air Products & Chemicals, Inc.	5,900	961,936

Insurance Brokers — 1.2%
Willis Towers Watson PLC	4,600	739,680

Insurance - Property/Casualty — 1.2%
XL Group, Ltd.	18,000	698,760

Insurance - Reinsurance — 1.5%
Berkshire Hathaway, Inc., Class B†	4,800	926,448

Medical Instruments — 1.4%
Medtronic PLC	10,630	873,042

Medical - Drugs — 4.9%
Johnson & Johnson	5,485	764,225
Merck & Co., Inc.	12,900	712,983
Pfizer, Inc.	24,841	900,735
Sanofi ADR	13,400	611,576

		2,989,519

Medical - Generic Drugs — 0.4%
Teva Pharmaceutical Industries, Ltd. ADR#	18,000	266,760

Medical - HMO — 5.4%
Anthem, Inc.	4,715	1,107,836
Cigna Corp.	4,800	1,016,304
UnitedHealth Group, Inc.	5,020	1,145,414

		3,269,554

Medical - Wholesale Drug Distribution — 0.8%
Cardinal Health, Inc.	7,800	461,682

Multimedia — 1.6%
Twenty - First Century Fox, Inc., Class A	29,500	942,230

Oil Companies - Exploration & Production — 5.8%
ConocoPhillips	17,365	883,531
Hess Corp.#	16,100	738,668
Kosmos Energy, Ltd.†#	68,297	545,010
Occidental Petroleum Corp.	11,265	794,183
Vermilion Energy, Inc.#	16,300	574,575

		3,535,967

Oil Companies - Integrated — 3.1%
BP PLC ADR	23,235	931,026
Chevron Corp.	7,900	940,021

		1,871,047

28

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Oil Refining & Marketing — 1.6%
Phillips 66	9,600	$936,576

Pharmacy Services — 1.0%
Express Scripts Holding Co.†	9,400	612,692

Rental Auto/Equipment — 1.2%
AMERCO	2,000	741,340

Retail - Building Products — 1.6%
Lowe’s Cos., Inc.	11,500	958,755

Retail - Discount — 1.6%
Dollar General Corp.	10,800	951,264

Retail - Drug Store — 1.0%
CVS Health Corp.	8,200	628,120

Savings & Loans/Thrifts — 1.0%
New York Community Bancorp, Inc.#	47,300	630,982

Semiconductor Components - Integrated Circuits — 1.7%
QUALCOMM, Inc.	15,900	1,054,806

Telephone - Integrated — 1.4%
Verizon Communications, Inc.	17,138	872,153

Tobacco — 2.5%
Altria Group, Inc.	12,570	852,623
Philip Morris International, Inc.	6,400	657,600

		1,510,223

Tools - Hand Held — 1.5%
Stanley Black & Decker, Inc.	5,260	892,254

Total Long-Term Investment Securities
(cost $43,992,169)		58,939,305

SHORT-TERM INVESTMENT SECURITIES — 4.5%
Registered Investment Companies — 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(1)(2)	1,280,255	1,280,255

Security Description	Principal Amount	Value (Note 2)

Time Deposits — 2.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 12/01/2017	$1,465,000	$1,465,000

Total Short-Term Investment Securities
(cost $2,745,255)		2,745,255

TOTAL INVESTMENTS
(cost $46,737,424)(3)	102.0%	61,684,560
Liabilities in excess of other assets	(2.0)	(1,211,870)

NET ASSETS	100.0%	$60,472,690

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

ADR—American Depositary Receipt

(1)	At November 30, 2017, the Fund had loaned securities with a total value of $4,234,277. This was secured by collateral of $1,280,255, which was received in cash and subsequently invested in short-term investments currently valued at $1,280,255 as reported in the Portfolio of Investments. Additional collateral of $2,999,917 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$133,426
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	69,851
Government National Mtg. Assoc.	2.50% to 3.50%	06/20/2045 to 11/20/2046	133,940
United States Treasury Bills	0.00%	12/28/2017 to 07/19/2018	64,925
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2017 to 02/15/2047	2,597,775

(2)	The rate shown is the 7-day yield as of November 30, 2017.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$58,939,305	$—	$—	$58,939,305
Short-Term Investment Securities:
Registered Investment Companies	1,280,255	—	—	1,280,255
Time Deposits	—	1,465,000	—	1,465,000

Total Investments at Value	$60,219,560	$1,465,000	$—	$61,684,560

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

29

VALIC Company I Capital Conservation Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	19.9%
United States Treasury Notes	15.9
Federal Home Loan Mtg. Corp.	14.7
Time Deposits	8.7
United States Treasury Bonds	6.5
Diversified Banking Institutions	6.0
Diversified Financial Services	3.9
Government National Mtg. Assoc.	3.2
Banks-Commercial	3.2
Registered Investment Companies	2.4
Electric-Integrated	1.8
Auto-Cars/Light Trucks	1.6
Telephone-Integrated	1.6
Pipelines	1.4
Banks-Super Regional	1.3
Oil Companies-Integrated	0.8
Computers	0.8
Savings & Loans/Thrifts	0.7
Oil Companies-Exploration & Production	0.6
Paper & Related Products	0.6
Medical Labs & Testing Services	0.6
Insurance-Life/Health	0.6
Insurance-Multi-line	0.4
Enterprise Software/Service	0.4
Networking Products	0.4
Brewery	0.4
Finance-Other Services	0.4
Real Estate Investment Trusts	0.3
Electronic Components-Semiconductors	0.3
Diversified Manufacturing Operations	0.3
Retail-Discount	0.3
Insurance-Mutual	0.3
Medical-HMO	0.3
Banks-Fiduciary	0.3
Finance-Credit Card	0.3
Electric-Generation	0.3
Cable/Satellite TV	0.2
Aerospace/Defense-Equipment	0.2
Multimedia	0.2
SupraNational Banks	0.2
Machinery-Construction & Mining	0.2
Sovereign	0.2
Transport-Equipment & Leasing	0.2
Medical-Biomedical/Gene	0.2
Retail-Drug Store	0.2
Agricultural Chemicals	0.2
Tools-Hand Held	0.2
Building & Construction Products-Misc.	0.2
Commercial Services	0.2
Transport-Rail	0.2
E-Commerce/Products	0.2
Gold Mining	0.1
Computer Services	0.1
Federal Home Loan Bank	0.1
Coatings/Paint	0.1
Chemicals-Diversified	0.1
Food-Retail	0.1
Medical Products	0.1
Metal-Diversified	0.1
Food-Misc./Diversified	0.1
Cosmetics & Toiletries	0.1
Medical-Generic Drugs	0.1
Retail-Automobile	0.1
Machinery-General Industrial	0.1
Building Societies	0.1
Machinery-Farming	0.1
Insurance-Property/Casualty	0.1
Chemicals-Specialty	0.1
Gas-Distribution	0.1

Semiconductor Components-Integrated Circuits	0.1
Diversified Minerals	0.1
Containers-Paper/Plastic	0.1
Finance-Consumer Loans	0.1
Telecom Services	0.1
Medical-Drugs	0.1
Food-Meat Products	0.1
Beverages-Non-alcoholic	0.1
Retail-Auto Parts	0.1
Insurance-Reinsurance	0.1
Finance-Investment Banker/Broker	0.1
Applications Software	0.1
Metal-Iron	0.1
Building Products-Wood	0.1
Electronic Components-Misc.	0.1
Electronic Security Devices	0.1
Tennessee Valley Authority	0.1
Auto-Heavy Duty Trucks	0.1
Finance-Leasing Companies	0.1

108.2%

Credit Quality#†

Aaa	66.9%
Aa	2.6
A	11.2
Baa	14.8
Ba	2.5
Not Rated@	2.0

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

30

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 3.6%
Diversified Financial Services — 3.6%
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	$100,000	$99,796
BMW Vehicle Lease Trust Series 2017-2, Class A3 2.07% due 10/20/2020	225,000	224,746
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% due 06/15/2022	110,000	108,778
CarMax Auto Owner Trust Series 2016-4, Class A4 1.60% due 06/15/2022	230,000	225,977
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(1)	173,561	173,587
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(2)(10)	287,150	290,113
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	115,000	114,572
Citibank Credit Card Issuance Trust Series 2014-A6, Class A6 2.15% due 07/15/2021	128,000	128,317
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	333,000	339,513
Citigroup Commercial Mtg. Trust Series 2016-SMPL, Class A 2.23% due 09/10/2031*(1)	100,000	98,288
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	360,832	363,958
COMM Mtg. Trust*(1) Series 2016-787S, Class A 3.55% due 02/10/2036	313,000	323,630
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)(10)	125,000	128,447
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	1,764,000	1,787,311
CSAIL Commercial Mtg. Trust Series 2016-C7, Class A5 3.50% due 11/15/2049(1)	500,000	512,678
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	467,000	490,501
Ford Credit Auto Owner Trust Series 2016-C, Class B 1.73% due 03/15/2022	125,000	123,010
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	287,000	287,307
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027*	250,000	251,520
GM Financial Automobile Leasing Trust Series 2017-2, Class A4 2.18% due 06/21/2021	150,000	149,783
GM Financial Consumer Automobile Series 2017-3A, Class 4A 2.13% due 03/16/2023*	200,000	198,751

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	$240,000	$242,218
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	112,000	111,251
Hudson Yards Mtg. Trust Series 2016-10HY, Class A 2.84% due 08/10/2038*(1)	520,000	508,336
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	390,000	395,432
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	34,000	33,400
MSDB Trust VRS Series 2017-712F, Class A 3.43% due 07/11/2039*(1)(10)	790,000	800,423
Nissan Auto Receivables Owner Trust Series 2016-C, Class A3 1.18% due 01/15/2021	250,000	247,864
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	100,000	100,118
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	99,563

Total Asset Backed Securities (cost $9,036,363)		8,959,188

U.S. CORPORATE BONDS & NOTES — 24.2%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	116,000	121,559

Aerospace/Defense-Equipment — 0.1%
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	213,000	211,277
United Technologies Corp. Senior Notes 4.05% due 05/04/2047#	155,000	159,674

		370,951

Agricultural Chemicals — 0.2%
Mosaic Co. Senior Notes 3.25% due 11/15/2022	141,000	140,178
Mosaic Co. Senior Notes 4.05% due 11/15/2027#	192,000	190,486
Mosaic Co. Senior Notes 4.88% due 11/15/2041	82,000	80,744

		411,408

Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	148,000	161,952

Auto-Cars/Light Trucks — 1.5%
American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019	32,000	31,552
American Honda Finance Corp. Senior Notes 2.00% due 11/13/2019	198,000	197,636

31

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*	$188,000	$186,761
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	192,000	187,987
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	253,000	252,561
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	413,000	413,178
Ford Motor Credit Co. LLC Senior Notes 2.34% due 11/02/2020	627,000	621,413
Ford Motor Credit Co. LLC Senior Notes 3.82% due 11/02/2027	516,000	513,364
General Motors Co. Senior Notes 5.15% due 04/01/2038	119,000	124,635
Nissan Motor Acceptance Corp. Senior Notes 2.15% due 09/28/2020*	445,000	441,804
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	333,000	331,087
Toyota Motor Credit Corp. Senior Notes 1.70% due 01/09/2019	407,000	406,091

		3,708,069

Auto-Heavy Duty Trucks — 0.1%
PACCAR Financial Corp. Senior Notes 2.05% due 11/13/2020	137,000	136,493

Auto/Truck Parts & Equipment-Original — 0.0%
Lear Corp. Senior Notes 3.80% due 09/15/2027	100,000	99,865

Banks-Commercial — 1.8%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	846,000	900,775
BB&T Corp Senior Notes 2.15% due 02/01/2021	192,000	190,378
Fifth Third Bank Senior Notes 2.20% due 10/30/2020	202,000	201,124
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	541,000	552,352
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	258,000	259,743
PNC Bank NA Senior Notes 2.00% due 05/19/2020	288,000	285,916
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	304,000	302,464

Security Description	Principal Amount	Value (Note 2)

Banks-Commercial (continued)
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	$869,000	$1,198,871
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	287,000	291,782
Santander Holdings USA, Inc. Senior Notes 4.40% due 07/13/2027*	144,000	146,601
Synovus Financial Corp. Senior Notes 3.13% due 11/01/2022	141,000	140,292

		4,470,298

Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp. Senior Notes 2.66% due 05/16/2023	135,000	134,752
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	540,000	559,052

		693,804

Banks-Super Regional — 1.1%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	199,000	203,666
Citibank NA Senior Notes 2.13% due 10/20/2020	429,000	425,882
Huntington National Bank Senior Notes 2.38% due 03/10/2020	254,000	254,085
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	1,294,000	1,304,787
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	33,000	34,218
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	335,000	366,604
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	41,000	45,458

		2,634,700

Brewery — 0.4%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	403,000	406,190
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	277,000	306,936
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	189,000	213,369

		926,495

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	103,000	103,154

32

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Building & Construction Products-Misc. — 0.2%
Owens Corning Company Guar. Notes 4.30% due 07/15/2047	$401,000	$387,803

Building Products-Air & Heating — 0.0%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	116,000	114,703

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 4.50% due 05/15/2047	147,000	148,118

Cable/Satellite TV — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	364,000	345,791
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	75,000	75,754
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	170,000	195,669

		617,214

Chemicals-Diversified — 0.0%
Westlake Chemical Corp. Company Guar. Notes 4.38% due 11/15/2047	108,000	109,097

Chemicals-Specialty — 0.1%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	179,000	235,094

Coatings/Paint — 0.1%
RPM International, Inc. Senior Notes 3.75% due 03/15/2027	89,000	89,317
Sherwin-Williams Co. Senior Notes 2.25% due 05/15/2020	86,000	85,610
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	161,000	160,018

		334,945

Commercial Services — 0.2%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	290,000	286,764
Ecolab, Inc. Senior Notes 3.95% due 12/01/2047*	100,000	99,706

		386,470

Commercial Services-Finance — 0.0%
Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	113,000	113,268

Security Description	Principal Amount	Value (Note 2)

Computer Services — 0.1%
IBM Credit LLC Senior Notes 1.63% due 09/06/2019	$351,000	$349,288

Computers — 0.8%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	238,000	242,161
Apple, Inc. Senior Notes 2.85% due 02/23/2023	211,000	213,808
Apple, Inc. Senior Notes 3.75% due 11/13/2047	523,000	522,072
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	510,000	630,101
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	161,000	202,583
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	228,000	241,767

		2,052,492

Containers-Paper/Plastic — 0.1%
WestRock Co. Company Guar. Notes 3.38% due 09/15/2027*	205,000	203,241

Cosmetics & Toiletries — 0.1%
Procter & Gamble Co. Senior Notes 1.90% due 10/23/2020	135,000	134,257
Procter & Gamble Co. Senior Notes 2.30% due 02/06/2022	133,000	132,902

		267,159

Diversified Banking Institutions — 3.4%
Bank of America Corp. Senior Notes 2.37% due 07/21/2021	194,000	193,290
Bank of America Corp. Senior Notes 3.59% due 07/21/2028	264,000	267,605
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	1,007,000	1,044,123
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	334,000	420,509
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	304,000	302,163
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028#	171,000	173,278
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	844,000	886,568
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	278,000	292,169

33

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	$131,000	$158,272
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	295,000	292,595
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	51,000	52,484
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	348,000	354,741
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	308,000	388,468
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	514,000	677,972
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	408,000	408,685
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	573,000	582,132
Morgan Stanley Senior Notes 2.75% due 05/19/2022	530,000	529,146
Morgan Stanley Senior Notes 3.59% due 07/22/2028	186,000	187,064
Morgan Stanley Senior Notes 3.97% due 07/22/2038	143,000	145,263
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	528,000	550,506
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	422,000	461,136

		8,368,169

Diversified Financial Services — 0.1%
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	359,000	359,145

Diversified Manufacturing Operations — 0.2%
Carlisle Cos., Inc. Senior Notes 3.75% due 12/01/2027	145,000	145,550
Textron, Inc. Senior Notes 3.38% due 03/01/2028	281,000	279,264

		424,814

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037*	124,000	129,344

Electric-Generation — 0.2%
Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	451,000	492,351

Security Description	Principal Amount	Value (Note 2)

Electric-Integrated — 1.1%
Dominion Energy, Inc. Junior Sub. Notes 2.58% due 07/01/2020	$136,000	$136,076
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	300,000	346,429
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	190,000	192,276
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	267,000	273,124
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	165,000	166,777
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	288,000	293,869
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	148,000	159,649
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	376,000	501,234
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	177,000	176,070
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	324,000	335,445
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046#	108,000	108,272
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	134,000	147,260

		2,836,481

Electronic Components-Misc. — 0.1%
Corning, Inc. Senior Notes 1.50% due 05/08/2018	147,000	146,801

Electronic Components-Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.50% due 01/15/2028*	195,000	184,614
Intel Corp. Senior Notes 1.35% due 12/15/2017	107,000	106,994
Intel Corp. Senior Notes 2.35% due 05/11/2022	580,000	576,749

		868,357

Electronic Security Devices — 0.1%
Allegion US Holding Co., Inc. Company Guar. Notes 3.55% due 10/01/2027	145,000	144,156

Enterprise Software/Service — 0.4%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	635,000	625,470

34

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Enterprise Software/Service (continued)
Oracle Corp. Senior Notes 3.80% due 11/15/2037	$176,000	$179,929
Oracle Corp. Senior Notes 3.85% due 07/15/2036#	94,000	97,258
Oracle Corp. Senior Notes 3.90% due 05/15/2035	75,000	77,953

		980,610

Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 3.95% due 12/01/2027	198,000	196,166

Finance-Credit Card — 0.3%
American Express Co. Senior Notes 2.50% due 08/01/2022	656,000	647,309

Finance-Investment Banker/Broker — 0.1%
Lehman Brothers Holdings, Inc. Escrow Notes 5.5% due 04/04/2016†	89,000	5,251
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(8)(9)	87,000	9
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(8)(9)	112,000	11
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	162,000	164,291

		169,562

Finance-Leasing Companies — 0.1%
Washington Prime Group LP Senior Notes 5.95% due 08/15/2024	135,000	134,895

Finance-Other Services — 0.3%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	352,000	352,488
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.30% due 09/15/2022	192,000	189,943
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	146,000	145,692

		688,123

Food-Meat Products — 0.1%
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	111,000	110,101
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	74,000	76,111

		186,212

Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	254,000	270,024

Security Description	Principal Amount	Value (Note 2)

Food-Retail — 0.1%
Kroger Co. Senior Notes 4.65% due 01/15/2048#	$291,000	$290,829

Gas-Distribution — 0.1%
NiSource Finance Corp. Company Guar. Notes 3.49% due 05/15/2027	120,000	121,113
NiSource Finance Corp. Company Guar. Notes 4.38% due 05/15/2047	94,000	100,462

		221,575

Insurance-Life/Health — 0.3%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	121,000	124,175
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047*	263,000	257,010
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	258,000	256,228

		637,413

Insurance-Multi-line — 0.3%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	165,000	203,687
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	121,000	134,207
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	485,000	485,893

		823,787

Insurance-Mutual — 0.3%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	102,000	106,100
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*#	162,000	160,763
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	498,000	493,153

		760,016

Insurance-Property/Casualty — 0.1%
Markel Corp. Senior Notes 3.50% due 11/01/2027	80,000	79,208
Markel Corp. Senior Notes 4.30% due 11/01/2047	69,000	68,815

		148,023

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	171,000	170,323

35

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Machinery-Construction & Mining — 0.2%
Caterpillar Financial Services Corp. Senior Notes 1.85% due 09/04/2020	$292,000	$289,082
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	198,000	197,316

		486,398

Machinery-General Industrial — 0.1%
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	254,000	261,117

Medical Labs & Testing Services — 0.6%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	65,000	66,315
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	121,000	120,764
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	404,000	392,404
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	548,000	549,180
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	268,000	272,049

		1,400,712

Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	290,000	289,490

Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	247,000	246,147
Celgene Corp. Senior Notes 3.63% due 05/15/2024	175,000	179,138

		425,285

Medical-Generic Drugs — 0.1%
Actavis, Inc. Company Guar. Notes 3.25% due 10/01/2022	264,000	265,705

Medical-HMO — 0.3%
Anthem, Inc. Senior Notes 4.38% due 12/01/2047	178,000	182,995
UnitedHealth Group, Inc. Senior Bonds 1.95% due 10/15/2020	204,000	202,371
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	180,000	178,874
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	140,000	144,569

		708,809

Security Description	Principal Amount	Value (Note 2)

Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 3.88% due 10/27/2027*#	$122,000	$119,706
Glencore Funding LLC Company Guar. Notes 4.00% due 03/27/2027*#	159,000	157,712

		277,418

Multimedia — 0.2%
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	120,000	123,435
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	316,000	299,159
Walt Disney Co. Senior Notes 1.65% due 01/08/2019	89,000	88,604

		511,198

Networking Products — 0.4%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	486,000	486,905
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	444,000	442,850

		929,755

Oil Companies-Exploration & Production — 0.6%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	377,000	454,898
Concho Resources, Inc. Company Guar. Notes 4.38% due 01/15/2025	65,000	67,681
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	99,000	106,775
Devon Energy Corp. Senior Notes 5.60% due 07/15/2041	99,000	113,843
Hess Corp. Senior Notes 4.30% due 04/01/2027#	55,000	54,772
Hess Corp. Senior Notes 5.60% due 02/15/2041	234,000	243,736
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027#	211,000	216,423
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037#	267,000	322,023

		1,580,151

Oil Companies-Integrated — 0.3%
Chevron Corp. Senior Notes 1.96% due 03/03/2020	146,000	145,686
Chevron Corp. Senior Bonds 1.99% due 03/03/2020	455,000	453,996

36

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Chevron Corp. Senior Notes 2.50% due 03/03/2022	$126,000	$126,402

		726,084

Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 4.85% due 11/15/2035	73,000	79,836

Paper & Related Products — 0.6%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	260,000	292,277
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	385,000	394,951
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	368,000	383,745
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	235,000	254,243
International Paper Co. Senior Notes 4.40% due 08/15/2047	50,000	51,144
International Paper Co. Senior Notes 5.00% due 09/15/2035	106,000	118,070

		1,494,430

Pipelines — 1.0%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 3.50% due 12/01/2022	108,000	108,006
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.20% due 12/01/2047	97,000	97,377
Enbridge Energy Partners LP Senior Notes 7.38% due 10/15/2045	151,000	197,167
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	98,000	95,593
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	29,000	30,695
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	341,000	388,041
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	170,000	177,515
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	179,000	172,939
ONEOK, Inc. Company Guar. Notes 4.00% due 07/13/2027	236,000	236,295
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	78,000	80,485

Security Description	Principal Amount	Value (Note 2)

Sunoco Logistics Partners Operations LP Company Guar. Notes 5.40% due 10/01/2047	$90,000	$89,825
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	183,000	189,956
Williams Partners LP Senior Notes 3.75% due 06/15/2027	160,000	158,777
Williams Partners LP Senior Notes 5.10% due 09/15/2045	354,000	375,896

		2,398,567

Real Estate Investment Trusts — 0.3%
Brandywine Operating Partnership LP Company Guar. Notes 3.95% due 11/15/2027	121,000	119,736
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	103,000	101,954
Goodman US Finance Three LLC Company Guar. Notes 4.50% due 10/15/2037*	102,000	104,184
Kimco Realty Corp. Senior Notes 3.80% due 04/01/2027	90,000	90,637
Life Storage LP Company Guar. Notes 3.88% due 12/15/2027	87,000	86,119
Simon Property Group LP Senior Notes 3.38% due 12/01/2027	175,000	173,624
SL Green Operating Partnership LP Company Guar. Notes 3.25% due 10/15/2022	195,000	194,686

		870,940

Retail-Auto Parts — 0.1%
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	171,000	171,273

Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 3.80% due 11/15/2027	265,000	262,078

Retail-Discount — 0.3%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	281,000	279,840
Wal-Mart Stores, Inc. Senior Bonds 1.90% due 12/15/2020	496,000	492,745

		772,585

Retail-Drug Store — 0.2%
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	122,068	130,307
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	128,735	143,898

37

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail-Drug Store (continued)
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	$126,857	$143,152

		417,357

Savings & Loans/Thrifts — 0.7%
Astoria Financial Corp. Senior Notes 3.50% due 06/08/2020	393,000	395,244
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	813,000	890,344
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	400,000	462,344

		1,747,932

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020	218,000	216,285

Telephone-Integrated — 1.3%
AT&T, Inc. Senior Notes 2.85% due 02/14/2023	298,000	295,346
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	254,000	229,670
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	333,000	324,710
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	100,000	94,923
AT&T, Inc. Senior Notes 4.90% due 08/14/2037	889,000	886,138
AT&T, Inc. Senior Notes 5.30% due 08/14/2058	259,000	255,231
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025*	161,000	160,857
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	96,000	96,521
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	394,000	373,180
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	370,000	402,545

		3,119,121

Transport-Equipment & Leasing — 0.2%
GATX Corp. Senior Notes 3.25% due 09/15/2026	169,000	163,734
GATX Corp. Senior Notes 3.50% due 03/15/2028	130,000	128,072
GATX Corp. Senior Notes 3.85% due 03/30/2027	137,000	140,299

		432,105

Security Description	Principal Amount	Value (Note 2)

Transport-Rail — 0.1%
Union Pacific Corp. Senior Notes 3.60% due 09/15/2037	$196,000	$198,312

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 03/14/2023*	96,000	94,350

Total U.S. Corporate Bonds & Notes
(cost $58,314,126)		59,389,418

FOREIGN CORPORATE BONDS & NOTES — 6.4%
Aerospace/Defense-Equipment — 0.1%
Airbus Finance BV Company Guar. Notes 2.70% due 04/17/2023*	207,000	207,448

Auto-Cars/Light Trucks — 0.1%
Hyundai Capital Services, Inc. Senior Notes 3.00% due 08/29/2022*	239,000	235,649

Banks-Commercial — 1.1%
Australia & New Zealand Banking Group, Ltd. Senior Notes 1.60% due 07/15/2019	253,000	250,913
BPCE SA Sub. Notes 4.50% due 03/15/2025*	341,000	355,280
Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020	486,000	482,666
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	705,000	716,063
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	336,000	335,402
Santander UK PLC Senior Notes 2.13% due 11/03/2020	202,000	200,390
Toronto-Dominion Bank Senior Notes 1.85% due 09/11/2020	296,000	292,707

		2,633,421

Beverages-Non-alcoholic — 0.1%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	176,000	176,479

Building Societies — 0.1%
Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*	250,000	249,751

Chemicals-Diversified — 0.1%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*	209,000	208,007

Diversified Banking Institutions — 2.0%
Barclays PLC Sub. Notes 4.84% due 05/09/2028	200,000	207,806
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*	276,000	285,371

38

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Credit Agricole SA Senior Notes 3.25% due 10/04/2024*	$251,000	$249,480
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*	262,000	271,537
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	410,000	425,355
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	224,000	227,378
HSBC Holdings PLC Senior Notes 4.04% due 03/13/2028	201,000	208,853
Lloyds Banking Group PLC Senior Notes 2.91% due 11/07/2023	217,000	215,361
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	262,000	275,192
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*	100,000	99,671
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.67% due 07/25/2022	244,000	241,984
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021	735,000	721,293
Royal Bank of Scotland Group PLC Senior Notes 3.50% due 05/15/2023	200,000	200,429
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	201,000	204,406
UBS AG Senior Notes 2.20% due 06/08/2020*	210,000	209,013
UBS AG Senior Notes 2.45% due 12/01/2020*	210,000	209,742
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	200,000	203,422
UBS Group Funding Switzerland AG Company Guar. Notes 4.25% due 03/23/2028*	208,000	218,529
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	312,000	332,948

		5,007,770

Diversified Financial Services — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	449,000	478,925

Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*	398,000	398,446

Security Description	Principal Amount	Value (Note 2)

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*	$207,000	$203,376

E-Commerce/Products — 0.1%
Alibaba Group Holding, Ltd. Senior Notes 4.00% due 12/06/2037	201,000	204,127

Electric-Generation — 0.1%
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	122,000	135,588

Electric-Integrated — 0.6%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	$393,000	$395,177
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*	200,000	194,962
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	416,000	409,100
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	400,000	415,308

		1,414,547

Electronic Connectors — 0.0%
Tyco Electronics Group SA Company Guar. Notes 3.13% due 08/15/2027	100,000	98,413

Gold Mining — 0.1%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	111,000	126,878
Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027*	280,000	282,100

		408,978

Insurance-Life/Health — 0.1%
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	144,000	144,578

Insurance-Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022	97,000	99,836

Machinery-Farming — 0.1%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	250,000	248,634

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	192,000	187,870

Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026#	138,000	160,065

39

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated — 0.5%
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	$335,000	$343,856
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	175,000	185,045
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*	303,000	320,392
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	199,000	198,832
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	209,000	209,107
Suncor Energy, Inc. Senior Notes 4.00% due 11/15/2047	127,000	127,190

		1,384,422

SupraNational Banks — 0.2%
European Investment Bank Senior Notes 1.63% due 08/14/2020	498,000	492,280

Telephone-Integrated — 0.3%
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	252,000	325,181
Telefonica Emisiones SAU Company Guar. Notes 4.10% due 03/08/2027	151,000	154,579
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	204,000	223,112

		702,872

Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	140,000	180,944

Total Foreign Corporate Bonds & Notes
(cost $15,424,829)		15,662,426

U.S. GOVERNMENT AGENCIES — 38.0%
Federal Home Loan Bank — 0.1%
Federal Home Loan Bank 5.50% due 07/15/2036	250,000	339,023

Federal Home Loan Mtg. Corp. — 14.7%
2.50% due 01/01/2028	240,961	242,163
2.50% due 04/01/2028	610,235	613,084
2.50% due 03/01/2031	772,344	771,261
2.50% due 10/01/2032	981,774	980,397
2.50% due December 15 TBA	750,000	748,418
3.00% due 08/01/2027	160,897	164,099
3.00% due 10/01/2042	523,077	525,775
3.00% due 11/01/2042	651,014	653,110
3.00% due 04/01/2043	713,705	715,119
3.00% due 05/01/2043	926,896	931,677
3.00% due 08/01/2043	689,316	690,682
3.00% due 07/01/2045	925,998	924,988
3.00% due 10/01/2045	456,518	456,074
3.00% due 05/01/2046	313,112	312,843
3.00% due 08/01/2046	2,729,287	2,726,943
3.00% due December 30 TBA	2,963,000	2,955,389

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
3.50% due 01/01/2032	$1,778,160	$1,842,554
3.50% due 11/01/2041	642,239	661,664
3.50% due 03/01/2042	212,730	219,176
3.50% due 04/01/2042	1,158,392	1,193,488
3.50% due 06/01/2042	1,526,310	1,572,564
3.50% due 08/01/2042	279,434	288,310
3.50% due 03/01/2045	1,042,663	1,069,662
3.50% due 07/01/2045	1,258,325	1,294,771
3.50% due 08/01/2045	753,008	775,516
3.50% due 11/01/2045	491,426	504,124
3.50% due 12/01/2046	926,915	950,865
4.00% due 09/01/2040	321,910	337,611
4.00% due 10/01/2045	939,312	981,432
4.00% due 11/01/2045	1,086,122	1,134,827
4.50% due 04/01/2044	184,578	196,419
4.50% due 09/01/2044	1,478,199	1,573,040
4.50% due 03/01/2046	297,863	316,577
5.00% due 10/01/2033	638	691
5.00% due 06/01/2039	402,583	441,080
5.00% due 11/01/2043	525,410	571,999
5.50% due 11/01/2018	4,847	4,881
5.50% due 02/01/2035	71,502	78,374
6.00% due 10/01/2033	98,985	110,911
6.00% due 03/01/2040	662	747
6.50% due 02/01/2035	2,208	2,445
6.50% due 01/01/2036	15,859	17,557
6.75% due 09/15/2029	500,000	696,931
6.75% due 03/15/2031	250,000	357,270
Federal Home Loan Mtg. Corp. FRS 2.91% (6 ML+1.54%) due 02/01/2037	54,596	56,487
3.62% (12 ML+1.89%) due 11/01/2037	490,274	517,395
Federal Home Loan Mtg. Corp. REMIC Series 3820, Class DA 4.00% due 11/15/2035(2)	1,005,948	1,025,435
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 5.55% (6.80%-1 ML) due 09/15/2039(2)(3)(4)	274,517	34,224
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2017-HQA1, Class M1 2.53% (1 ML+1.20%) due 08/25/2029(2)	848,817	857,054
Series 2015-DNA1, Class M2 3.18% (1 ML+1.85%) due 10/25/2027(2)	300,000	306,900
Series 2014-DN1, Class M2 3.53% (1 ML+2.20%) due 02/25/2024(2)	428,503	441,861
Series 2014-HQ2, Class M2 3.53% (1 ML+2.20%) due 09/25/2024(2)	645,295	666,347
Series 2014-HQ3, Class M2 3.98% (1 ML+2.65%) due 10/25/2024(2)	29,659	29,722
Series 2016-HQA1, Class M2 4.08% (1 ML+2.75%) due 09/25/2028(2)	409,000	419,976

		35,962,909

Federal National Mtg. Assoc. — 19.9%
2.50% due 09/01/2027	65,786	66,088
2.50% due 04/01/2028	347,863	349,352

40

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
2.50% due 01/01/2032	$801,910	$800,722
3.00% due 10/01/2027	100,342	102,523
3.00% due 12/01/2027	778,635	795,127
3.00% due 01/01/2028	702,626	717,920
3.00% due 10/01/2030	576,464	588,627
3.00% due 07/01/2032	380,174	387,593
3.00% due 10/01/2032	1,671,405	1,704,022
3.00% due 03/01/2042	743,880	746,138
3.00% due 12/01/2042	744,227	746,491
3.00% due 02/01/2045	636,200	635,804
3.00% due 09/01/2046	105,022	104,826
3.00% due December 15 TBA	500,000	509,381
3.00% due December 30 TBA	4,347,000	4,335,987
3.50% due 08/01/2026	162,497	167,957
3.50% due 09/01/2026	47,747	49,445
3.50% due 08/01/2027	56,437	58,338
3.50% due 10/01/2028	501,708	521,102
3.50% due 12/01/2041	439,728	453,792
3.50% due 08/01/2042	1,334,914	1,372,046
3.50% due 07/01/2045	517,231	530,753
3.50% due 08/01/2045	576,200	592,877
3.50% due 09/01/2045	515,537	529,014
3.50% due 10/01/2045	742,991	766,202
3.50% due 11/01/2045	380,957	390,916
3.50% due 12/01/2045	2,730,209	2,801,586
3.50% due 02/01/2046	823,184	844,705
3.50% due 03/01/2046	443,361	454,952
3.50% due 07/01/2046	1,905,246	1,962,048
3.50% due December 15 TBA	597,000	616,822
3.50% due December 30 TBA	3,485,000	3,573,350
4.00% due 07/01/2040	209,823	221,107
4.00% due 10/01/2040	84,530	88,728
4.00% due 12/01/2040	1,164,902	1,222,659
4.00% due 10/01/2041	523,144	549,032
4.00% due 11/01/2041	560,295	587,993
4.00% due 01/01/2043	642,726	679,575
4.00% due 10/01/2043	832,035	880,509
4.00% due 10/01/2044	1,151,250	1,204,222
4.00% due 02/01/2045	1,333,034	1,405,152
4.00% due 06/01/2046	402,241	420,456
4.00% due 01/01/2047	776,988	812,376
4.00% due 05/01/2047	957,148	1,000,680
4.50% due 11/01/2022	81,047	83,064
4.50% due 10/01/2024	221,974	233,221
4.50% due 11/01/2040	179,157	192,011
4.50% due 12/01/2040	353,730	379,173
4.50% due 05/01/2041	263,117	281,909
4.50% due 08/01/2045	2,564,774	2,792,948
4.50% due 04/01/2047	894,984	952,433
4.50% due December 30 TBA	1,207,000	1,283,828
5.00% due 10/01/2033	2,804	3,063
5.00% due 03/01/2034	48,722	53,220
5.00% due 05/01/2040	105,368	114,177
5.00% due 06/01/2040	66,693	72,335
5.00% due 02/01/2045	365,581	402,208
5.50% due 12/01/2029	75,789	83,337
5.50% due 04/01/2033	63,760	70,919
5.50% due 12/01/2033	52,053	57,999
5.50% due 07/01/2037	284,099	314,196
5.50% due 08/01/2037	218,971	243,177
5.50% due 06/01/2038	28,755	31,901
6.00% due 12/01/2020	3,285	3,380
6.00% due 12/01/2036	393,454	445,407
6.00% due 11/01/2038	110,885	125,289
6.00% due 06/01/2040	83,943	94,890

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
6.50% due 10/01/2037	$34,767	$38,518
Federal National Mtg. Assoc. FRS 3.01% (6 ML+1.54%) due 09/01/2035	384,569	399,119
3.13% (1 Yr USTYCR+2.19%) due 10/01/2035	433,368	456,267
3.18% (1 Yr USTYCR+2.26%) due 11/01/2036	188,363	199,096
3.29% (12 ML+1.57%) due 05/01/2037	87,798	91,817
3.39% (12 ML+1.66%) due 07/01/2039	330,656	347,762
3.43% (12 ML+1.77%) due 05/01/2040	473,779	496,510
3.57% (12 ML+1.82%) due 10/01/2040	93,994	98,446
3.58% (12 ML+1.83%) due 10/01/2040	251,831	264,278
3.66% (12 ML+1.91%) due 08/01/2035	238,949	254,008
Federal National Mtg. Assoc. REMIC Series 2017-94, Class DA 3.00% due 06/25/2045(2)	498,798	503,605

		48,812,506

Government National Mtg. Assoc. — 3.2%
3.00% due 02/20/2045	629,410	635,212
3.00% due 05/20/2045	484,484	488,826
3.00% due 07/20/2045	79,451	80,153
3.00% due 11/20/2045	1,601,381	1,615,354
3.00% due 12/20/2045	753,461	760,035
3.00% due December 30 TBA	2,227,000	2,244,225
3.50% due 03/20/2045	436,470	452,073
3.50% due 04/20/2045	835,414	865,124
3.50% due 07/20/2045	179,982	186,416
4.00% due 07/20/2045	259,639	272,608
4.00% due 10/20/2045	113,465	119,133
Government National Mtg. Assoc. REMIC VRS Series 2013-118, Class B 2.50% due 10/16/2043(1)(10)	200,000	192,968

		7,912,127

Tennessee Valley Authority — 0.1%
1.75% due 10/15/2018	143,000	143,044

Total U.S. Government Agencies
(cost $93,899,078)		93,169,609

U.S. GOVERNMENT TREASURIES — 22.4%
United States Treasury Bonds — 6.5%
2.25% due 08/15/2027	1,200,000	1,181,109
2.25% due 08/15/2046	450,000	398,074
2.75% due 11/15/2042	423,000	418,720
2.75% due 08/15/2047	1,000,000	982,969
2.88% due 08/15/2045	57,000	57,488
2.88% due 11/15/2046	748,000	753,785
3.00% due 05/15/2045	1,500,000	1,549,570
3.00% due 11/15/2045	2,800,000	2,891,875
3.00% due 02/15/2047	86,000	88,829
3.00% due 05/15/2047	1,500,000	1,549,512
3.13% due 11/15/2041	1,278,000	1,354,031
3.13% due 02/15/2042	408,000	432,018
3.63% due 02/15/2044	700,000	805,848
3.88% due 08/15/2040	174,000	206,999
4.25% due 05/15/2039	267,000	333,854

41

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
4.38% due 11/15/2039	$934,000	$1,187,749
4.50% due 02/15/2036#	200,000	255,953
4.75% due 02/15/2037	587,000	776,330
5.00% due 05/15/2037	159,000	216,532
5.25% due 11/15/2028	404,000	512,496
8.13% due 08/15/2019	92,000	101,761

		16,055,502

United States Treasury Notes — 15.9%
0.75% due 10/31/2018	1,635,000	1,621,524
0.88% due 01/15/2018	600,000	599,730
1.13% due 02/28/2021	160,000	155,769
1.25% due 11/30/2018	7,911,000	7,876,698
1.38% due 07/31/2018	809,000	808,115
1.38% due 02/28/2019	510,000	507,709
1.38% due 01/31/2020	996,000	986,857
1.63% due 08/15/2022	2,390,000	2,338,652
1.63% due 08/31/2022	2,000,000	1,954,219
1.63% due 05/15/2026	427,000	401,964
1.75% due 09/30/2022	5,287,000	5,191,380
2.00% due 10/31/2022#	2,500,000	2,483,984
2.00% due 02/15/2025	1,800,000	1,760,555
2.00% due 11/15/2026	3,840,000	3,713,250
2.13% due 07/31/2024	2,082,000	2,059,472
2.25% due 11/15/2024	620,000	617,336
2.25% due 11/15/2027#	1,400,000	1,379,383
2.50% due 05/15/2024	3,000,000	3,037,617
3.13% due 05/15/2019	11,000	11,218
3.63% due 08/15/2019	27,000	27,837
4.00% due 08/15/2018	1,403,000	1,426,347

		38,959,616

Total U.S. Government Treasuries
(cost $54,756,841)		55,015,118

FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Sovereign — 0.2%
United Mexican States Senior Notes 4.15% due 03/28/2027#	205,000	214,635
United Mexican States Senior Notes 4.35% due 01/15/2047	215,000	208,120
United Mexican States Senior Bonds 4.75% due 03/08/2044	26,000	26,416

Total Foreign Government Obligations
(cost $444,658)		449,171

PREFERRED SECURITIES — 0.1%
Electric-Distribution — 0.0%
Entergy Louisiana LLC 4.70%	7,100	177,713

Telecom Services — 0.1%
Qwest Corp. 6.13%	8,425	193,185

Total Preferred Securities
(cost $388,087)		370,898

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.2%
Banks-Commercial — 0.3%
Bank of Nova Scotia 4.65% due 10/12/2022(5)	$560,000	558,600

Security Description	Principal Amount	Value (Note 2)

Banks-Commercial (continued)
Rabobank Nederland 11.00% due 06/30/2019*(5)	$196,000	$220,500

		779,100

Banks-Super Regional — 0.2%
SunTrust Banks, Inc. 5.05% due 06/15/2022(5)	376,000	383,069
Wells Fargo Capital X 5.95% due 12/01/2086	89,000	101,724

		484,793

Diversified Banking Institutions — 0.6%
HSBC Holdings PLC 6.00% due 05/22/2027(5)	351,000	368,725
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(5)	271,000	300,206
JPMorgan Chase & Co. Series CC 4.63% due 11/01/2022#(5)	884,000	869,635

		1,538,566

Electric-Integrated — 0.1%
Dominion Resources, Inc. 5.75% due 10/01/2054	142,000	153,360
Southern Co. Series B 5.50% due 03/15/2057	155,000	164,334

		317,694

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(8)(9)	78,000	8

Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	199,000	207,563

Insurance-Life/Health — 0.2%
Prudential Financial, Inc. Sub. Notes 4.50% due 09/15/2047#	118,000	119,475
Prudential Financial, Inc. 5.63% due 06/15/2043	260,000	281,775

		401,250

Insurance-Multi-line — 0.1%
MetLife, Inc. 6.40% due 12/15/2066	261,000	298,814

Pipelines — 0.4%
Enbridge, Inc. 5.50% due 07/15/2077	321,000	320,197
Enterprise Products Operating LLC 4.88% due 08/16/2077	159,000	158,603
Enterprise Products Operating LLC 5.25% due 08/16/2077	140,000	140,074
TransCanada Trust 5.30% due 03/15/2077	141,000	145,935
TransCanada Trust 5.63% due 05/20/2075	108,000	114,242

		879,051

42

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc. 5.75% due 12/15/2053#	$396,000	$407,880

Total Preferred Securities/Capital Securities
(cost $5,159,806)		5,314,719

Total Long-Term Investment Securities
(cost $237,423,788)		238,330,547

SHORT-TERM INVESTMENT SECURITIES — 11.1%
Registered Investment Companies — 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(6)(7)	5,885,705	5,885,705

Time Deposits — 8.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 12/01/2017	$21,348,000	21,348,000

Total Short-Term Investment Securities
(cost $27,233,705)		27,233,705

TOTAL INVESTMENTS
(cost $264,657,493)(11)	108.2%	265,564,252
Liabilities in excess of other assets	(8.2)	(20,126,788)

NET ASSETS	100.0%	$245,437,464

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2017, the aggregate value of these securities was $21,533,764 representing 8.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Interest Only
(4)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2017.
(5)	Perpetual maturity—maturity date reflects the next call date.
(6)	The rate shown is the 7-day yield as of November 30, 2017.
(7)	At November 30, 2017, the Fund had loaned securities with a total value of $7,358,367. This was secured by collateral of $5,885,705, which was received in cash and subsequently invested in short-term investments currently valued at $5,885,705 as reported in the Portfolio of Investments. Additional collateral of $1,642,261 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	1.60% to 30.25%	05/15/2018 to 02/15/2046	$112,136
Federal National Mtg. Assoc.	1.50% to 18.22%	07/25/2019 to 12/25/2047	105,407
Government National Mtg. Assoc.	1.24% to 11.42%	12/16/2024 to 07/16/2059	55,286
United States Treasury Bills	0.00%	01/04/2018 to 03/29/2018	11,041
United States Treasury Notes/Bonds	0.13% to 8.13%	01/15/2018 to 05/15/2046	1,358,391

(8)	Security classified as Level 3 (see Note 2).
(9)	Illiquid security. At November 30, 2017, the aggregate value of these securities was $28 representing 0.0% of net assets.
(10)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(11)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of November 30, 2017, and unless noted otherwise, the dates shown are the original maturity date.

Index Legend

1 ML—1 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate

43

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$8,959,188	$—	$8,959,188
U.S Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	169,542	20	169,562
Other Industries	—	59,219,856	—	59,219,856
Foreign Corporate Bonds & Notes	—	15,662,426	—	15,662,426
U.S. Government Agencies	—	93,169,609	—	93,169,609
U.S. Government Treasuries	—	55,015,118	—	55,015,118
Foreign Government Obligations	—	449,171	—	449,171
Preferred Securities	370,898	—	—	370,898
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	8	8
Other Industries	—	5,314,711	—	5,314,711
Short-Term Investment Securities:
Registered Investment Companies	5,885,705	—	—	5,885,705
Time Deposits	—	21,348,000	—	21,348,000

Total Investments at Value	$6,256,603	$259,307,621	$28	$265,564,252

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements.

44

VALIC Company I Core Equity Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

Diversified Banking Institutions	9.3%
Medical — HMO	5.7
Computers	5.3
Oil Companies — Integrated	5.3
Retail — Building Products	4.3
Web Portals/ISP	4.2
Applications Software	4.2
Medical — Biomedical/Gene	4.0
Banks — Super Regional	3.8
Computer Services	3.8
Medical — Drugs	3.7
Electric — Integrated	3.4
Building — Residential/Commercial	3.1
Cable/Satellite TV	2.6
Chemicals — Diversified	2.4
Tobacco	2.4
Retail — Discount	2.4
Enterprise Software/Service	2.2
Networking Products	2.0
Transport — Rail	2.0
E-Services/Consulting	1.6
Entertainment Software	1.5
Airlines	1.5
Medical Products	1.4
Cruise Lines	1.4
Retail — Drug Store	1.3
Retail — Apparel/Shoe	1.3
Registered Investment Companies	1.2
Containers — Paper/Plastic	1.2
Medical Labs & Testing Services	1.1
Rubber — Tires	1.1
Electronic Measurement Instruments	1.1
Finance — Consumer Loans	1.1
Electronic Components — Misc.	1.0
Metal — Diversified	0.9
Finance — Investment Banker/Broker	0.9
Human Resources	0.8
Insurance — Multi-line	0.8
Banks — Commercial	0.8
Office Supplies & Forms	0.7
Diversified Manufacturing Operations	0.6
Auto/Truck Parts & Equipment — Original	0.4
Oil Refining & Marketing	0.4
Oil Companies — Exploration & Production	0.2
Batteries/Battery Systems	0.2
Repurchase Agreements	0.2
Dialysis Centers	0.1

100.9%

*	Calculated as a percentage of net assets

45

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.5%
Airlines — 1.5%
Delta Air Lines, Inc.	74,179	$3,925,553

Applications Software — 4.2%
Microsoft Corp.	130,219	10,960,533

Auto/Truck Parts & Equipment - Original — 0.4%
WABCO Holdings, Inc.†	7,221	1,079,178

Banks - Commercial — 0.8%
Regions Financial Corp.	119,922	1,989,506

Banks - Super Regional — 3.8%
SunTrust Banks, Inc.	76,282	4,701,260
US Bancorp	94,236	5,197,115

		9,898,375

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.#	13,218	607,103

Building - Residential/Commercial — 3.1%
D.R. Horton, Inc.	102,315	5,218,065
Lennar Corp., Class A	19,767	1,240,972
Lennar Corp., Class B	389	19,950
NVR, Inc.†	462	1,605,450

		8,084,437

Cable/Satellite TV — 2.6%
Comcast Corp., Class A	178,512	6,701,340

Chemicals - Diversified — 2.4%
DowDuPont, Inc.	87,701	6,310,964

Computer Services — 3.8%
Amdocs, Ltd.	32,880	2,146,735
Cognizant Technology Solutions Corp., Class A	61,296	4,430,475
Dell Technologies, Inc., Class V†	41,611	3,255,645

		9,832,855

Computers — 5.3%
Apple, Inc.	80,164	13,776,183

Containers - Paper/Plastic — 1.2%
Packaging Corp. of America	25,883	3,069,724

Cruise Lines — 1.4%
Carnival Corp.	54,561	3,581,384

Dialysis Centers — 0.1%
DaVita, Inc.†	6,278	383,335

Diversified Banking Institutions — 9.3%
Bank of America Corp.	272,654	7,680,663
Citigroup, Inc.	45,709	3,451,030
Goldman Sachs Group, Inc.	15,489	3,835,696
JPMorgan Chase & Co.	88,498	9,249,811

		24,217,200

Diversified Manufacturing Operations — 0.6%
General Electric Co.	90,003	1,646,155

E-Services/Consulting — 1.6%
CDW Corp.	58,565	4,100,136

Electric - Integrated — 3.4%
FirstEnergy Corp.#	111,541	3,808,010
PG&E Corp.	63,821	3,461,651
Public Service Enterprise Group, Inc.	29,035	1,540,597

		8,810,258

Electronic Components - Misc. — 1.0%
Flex, Ltd.†	149,599	2,703,254

Electronic Measurement Instruments — 1.1%
Fortive Corp.	38,047	2,840,208

Security Description	Shares	Value (Note 2)

Enterprise Software/Service — 2.2%
Oracle Corp.	114,414	$5,613,151

Entertainment Software — 1.5%
Activision Blizzard, Inc.	63,821	3,982,430

Finance - Consumer Loans — 1.1%
SLM Corp.†	237,060	2,742,784

Finance - Investment Banker/Broker — 0.9%
E*TRADE Financial Corp.†	50,652	2,438,387

Human Resources — 0.8%
Robert Half International, Inc.	35,494	2,024,578

Insurance - Multi-line — 0.8%
Hartford Financial Services Group, Inc.	35,065	2,014,134

Medical Labs & Testing Services — 1.1%
Laboratory Corp. of America Holdings†	18,641	2,950,311

Medical Products — 1.4%
Baxter International, Inc.	55,352	3,627,217

Medical - Biomedical/Gene — 4.0%
Biogen, Inc.†	17,251	5,557,755
Gilead Sciences, Inc.	66,873	5,000,763

		10,558,518

Medical - Drugs — 3.7%
Novo Nordisk A/S ADR	50,657	2,622,513
Pfizer, Inc.	194,248	7,043,432

		9,665,945

Medical - HMO — 5.7%
Centene Corp.†	29,642	3,026,152
Humana, Inc.	21,046	5,490,059
UnitedHealth Group, Inc.	27,452	6,263,723

		14,779,934

Metal - Diversified — 0.9%
Rio Tinto PLC ADR#	51,423	2,463,162

Networking Products — 2.0%
Cisco Systems, Inc.	142,921	5,330,953

Office Supplies & Forms — 0.7%
Avery Dennison Corp.	16,145	1,842,467

Oil Companies - Exploration & Production — 0.2%
Marathon Oil Corp.	42,739	634,247

Oil Companies - Integrated — 5.3%
BP PLC ADR	68,297	2,736,661
Chevron Corp.	42,985	5,114,785
Suncor Energy, Inc.	121,466	4,222,158
TOTAL SA ADR	29,401	1,662,627

		13,736,231

Oil Refining & Marketing — 0.4%
Valero Energy Corp.	11,337	970,674

Retail - Apparel/Shoe — 1.3%
Urban Outfitters, Inc.†#	108,945	3,390,368

Retail - Building Products — 4.3%
Home Depot, Inc.	33,709	6,061,552
Lowe’s Cos., Inc.	60,502	5,044,052

		11,105,604

Retail - Discount — 2.4%
Wal-Mart Stores, Inc.	63,842	6,207,358

46

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Retail - Drug Store — 1.3%
CVS Health Corp.	45,092	$3,454,047

Rubber - Tires — 1.1%
Goodyear Tire & Rubber Co.	88,587	2,867,561

Tobacco — 2.4%
Altria Group, Inc.	92,283	6,259,556

Transport - Rail — 2.0%
Norfolk Southern Corp.	37,247	5,163,552

Web Portals/ISP — 4.2%
Alphabet, Inc., Class A†	5,316	5,508,280
Alphabet, Inc., Class C†	5,398	5,513,571

		11,021,851

Total Long-Term Investment Securities
(cost $197,475,480)		259,362,701

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Registered Investment Companies — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(1)(2) (cost $3,212,695)	3,212,695	3,212,695

REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 11/30/2017, to be repurchased 12/01/2017 in the amount $561,002 collateralized by $490,000 of United States Treasury Bonds, bearing interest at 3.75% due 11/15/2043 and having an approximate value of $577,376 (cost $561,000)	$561,000	561,000

TOTAL INVESTMENTS
(cost $201,249,175)(3)	100.9%	263,136,396
Liabilities in excess of other assets	(0.9)	(2,426,160)

NET ASSETS	100.0%	$260,710,236

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At November 30, 2017, the Fund had loaned securities with a total value of $9,079,997. This was secured by collateral of $3,212,695, which was received in cash and subsequently invested in short-term investments currently valued at $3,212,695 as reported in the Portfolio of Investments. Additional collateral of $6,100,909 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$1,490,256
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	780,178
Government National Mtg. Assoc.	2.50% to 3.50%	06/20/2045 to 11/20/2046	1,495,989
United States Treasury Notes/Bonds	0.13% to 8.13%	01/31/2018 to 02/15/2045	2,334,486

(2)	The rate shown is the 7-day yield as of November 30, 2017.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$259,362,701	$—	$—	$259,362,701
Short-Term Investment Securities:
Registered Investment Companies	3,212,695	—	—	3,212,695
Repurchase Agreements	—	561,000	—	561,000

Total Investments at Value	$262,575,396	$561,000	$—	$263,136,396

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

47

VALIC Company I Dividend Value Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

Diversified Banking Institutions	8.7%
Medical — Drugs	7.2
Oil Companies — Integrated	7.0
Retail — Apparel/Shoe	4.8
Food — Misc./Diversified	4.7
Banks — Super Regional	3.4
Electric — Integrated	3.4
Medical — HMO	3.3
Tobacco	3.1
Time Deposits	3.0
Enterprise Software/Service	2.9
Chemicals — Diversified	2.6
Diversified Manufacturing Operations	2.4
Telephone — Integrated	2.4
Cosmetics & Toiletries	2.3
Medical — Wholesale Drug Distribution	1.8
Beverages — Non-alcoholic	1.7
Commercial Services — Finance	1.6
Insurance — Multi-line	1.6
Commercial Services	1.6
Aerospace/Defense	1.5
Registered Investment Companies	1.5
Computers	1.5
Multimedia	1.4
Networking Products	1.4
Advertising Agencies	1.4
Consumer Products — Misc.	1.3
Retail — Drug Store	1.3
Computer Services	1.3
Applications Software	1.2
Semiconductor Components — Integrated Circuits	1.2
Oil Companies — Exploration & Production	1.2
Retail — Computer Equipment	1.2
Medical — Biomedical/Gene	1.2
Electronic Components — Misc.	0.9
Cable/Satellite TV	0.9
Instruments — Controls	0.8
Beverages — Wine/Spirits	0.8
Medical Instruments	0.8
Insurance — Life/Health	0.7
Insurance — Property/Casualty	0.6
Food — Retail	0.5
Repurchase Agreements	0.5
Wireless Equipment	0.5
Insurance Brokers	0.5
Electronic Components — Semiconductors	0.4
Oil Refining & Marketing	0.4
Transport — Rail	0.3
Toys	0.3
Cellular Telecom	0.3
Finance — Investment Banker/Broker	0.3
Building Products — Cement	0.3
Medical Labs & Testing Services	0.3
Retail — Building Products	0.3
Retail — Discount	0.3
Computer Software	0.3
Investment Management/Advisor Services	0.3
Advertising Services	0.3
Paper & Related Products	0.2
Medical Products	0.2
Oil — Field Services	0.2
Pipelines	0.2
Transport — Services	0.2
E-Services/Consulting	0.2
Industrial Gases	0.2
Telecom Services	0.2

101.3%

*	Calculated as a percentage of net assets

48

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.3%
Advertising Agencies — 1.4%
Interpublic Group of Cos., Inc.	31,302	$619,154
Omnicom Group, Inc.	143,805	10,273,429

		10,892,583

Advertising Services — 0.3%
Publicis Groupe SA	32,668	2,169,801

Aerospace/Defense — 1.5%
Lockheed Martin Corp.	14,930	4,764,462
Northrop Grumman Corp.	23,955	7,363,767

		12,128,229

Applications Software — 1.2%
Microsoft Corp.	117,975	9,929,956

Banks - Super Regional — 3.4%
KeyCorp	135,170	2,565,527
SunTrust Banks, Inc.	76,093	4,689,611
US Bancorp	121,080	6,677,562
Wells Fargo & Co.	238,625	13,475,154

		27,407,854

Beverages - Non-alcoholic — 1.7%
Coca-Cola Co.	218,002	9,977,951
Dr Pepper Snapple Group, Inc.	36,440	3,286,524

		13,264,475

Beverages - Wine/Spirits — 0.8%
Diageo PLC	174,225	6,019,348

Building Products - Cement — 0.3%
CRH PLC	71,370	2,479,166

Cable/Satellite TV — 0.9%
Comcast Corp., Class A	187,370	7,033,870

Cellular Telecom — 0.3%
SK Telecom Co., Ltd. ADR	92,030	2,525,303

Chemicals - Diversified — 2.6%
DowDuPont, Inc.	139,605	10,045,976
LyondellBasell Industries NV, Class A	100,642	10,537,217

		20,583,193

Commercial Services — 1.6%
Nielsen Holdings PLC	340,735	12,511,789

Commercial Services - Finance — 1.6%
Equifax, Inc.	5,640	643,637
Experian PLC	109,850	2,272,283
H&R Block, Inc.#	387,009	10,131,896

		13,047,816

Computer Services — 1.3%
International Business Machines Corp.	65,401	10,069,792

Computer Software — 0.3%
Constellation Software, Inc.	3,832	2,244,519

Computers — 1.5%
HP, Inc.	463,268	9,937,098
Lenovo Group, Ltd.	3,000,000	1,713,187

		11,650,285

Consumer Products - Misc. — 1.3%
Kimberly-Clark Corp.	89,315	10,696,364

Security Description	Shares	Value (Note 2)

Cosmetics & Toiletries — 2.3%
Procter & Gamble Co.	163,132	$14,680,249
Unilever NV	66,665	3,849,237

		18,529,486

Diversified Banking Institutions — 8.7%
Bank of America Corp.	649,450	18,295,006
Citigroup, Inc.	233,910	17,660,205
Goldman Sachs Group, Inc.	24,670	6,109,279
JPMorgan Chase & Co.	180,995	18,917,597
Morgan Stanley	162,780	8,401,076

		69,383,163

Diversified Manufacturing Operations — 2.4%
3M Co.	12,215	2,969,955
General Electric Co.	773,406	14,145,596
Pentair PLC	28,630	2,037,311

		19,152,862

E-Services/Consulting — 0.2%
CDW Corp.	21,870	1,531,119

Electric - Integrated — 3.4%
Exelon Corp.	64,430	2,687,375
FirstEnergy Corp.#	162,720	5,555,261
NextEra Energy, Inc.	46,260	7,310,930
PG&E Corp.	111,300	6,036,912
Public Service Enterprise Group, Inc.	103,713	5,503,012

		27,093,490

Electronic Components - Misc. — 0.9%
Koninklijke Philips NV	181,150	7,040,270

Electronic Components - Semiconductors — 0.4%
Samsung Electronics Co., Ltd. GDR	2,941	3,462,998

Enterprise Software/Service — 2.9%
CA, Inc.	294,140	9,727,210
Oracle Corp.	275,210	13,501,802

		23,229,012

Finance - Investment Banker/Broker — 0.3%
Charles Schwab Corp.	51,100	2,493,169

Food - Misc./Diversified — 4.7%
Campbell Soup Co.#	217,248	10,710,327
General Mills, Inc.#	235,279	13,307,380
Kellogg Co.#	200,069	13,236,565

		37,254,272

Food - Retail — 0.5%
Kroger Co.	144,820	3,745,045

Industrial Gases — 0.2%
Praxair, Inc.	9,535	1,467,627

Instruments - Controls — 0.8%
Honeywell International, Inc.	43,095	6,721,096

Insurance Brokers — 0.5%
Marsh & McLennan Cos., Inc.	43,280	3,632,490

Insurance - Life/Health — 0.7%
Brighthouse Financial, Inc.†	10,280	604,361
Prudential Financial, Inc.	40,160	4,652,135

		5,256,496

Insurance - Multi-line — 1.6%
MetLife, Inc.	241,913	12,985,890

49

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Property/Casualty — 0.6%
Travelers Cos., Inc.	33,600	$4,555,152

Investment Management/Advisor Services — 0.3%
Invesco, Ltd.	61,021	2,207,130

Medical Instruments — 0.8%
Medtronic PLC	73,140	6,006,988

Medical Labs & Testing Services — 0.3%
Quest Diagnostics, Inc.	24,535	2,415,716

Medical Products — 0.2%
Smith & Nephew PLC	100,444	1,776,526

Medical - Biomedical/Gene — 1.2%
Gilead Sciences, Inc.	125,660	9,396,855

Medical - Drugs — 7.2%
AstraZeneca PLC	129,020	8,344,531
Johnson & Johnson	7,406	1,031,878
Merck & Co., Inc.	298,878	16,518,987
Novo Nordisk A/S ADR	77,180	3,995,609
Pfizer, Inc.	762,053	27,632,042

		57,523,047

Medical - HMO — 3.3%
Aetna, Inc.	51,113	9,209,540
Anthem, Inc.	53,077	12,470,972
UnitedHealth Group, Inc.	19,903	4,541,268

		26,221,780

Medical - Wholesale Drug Distribution — 1.8%
Cardinal Health, Inc.	169,744	10,047,148
McKesson Corp.	28,130	4,155,926

		14,203,074

Multimedia — 1.4%
Viacom, Inc., Class B	393,996	11,157,967

Networking Products — 1.4%
Cisco Systems, Inc.	292,683	10,917,076

Oil Companies - Exploration & Production — 1.2%
Hess Corp.#	94,995	4,358,371
Marathon Oil Corp.	236,095	3,503,650
Pioneer Natural Resources Co.	11,610	1,811,624

		9,673,645

Oil Companies - Integrated — 7.0%
Chevron Corp.	153,970	18,320,890
Exxon Mobil Corp.	120,705	10,053,520
Royal Dutch Shell PLC, Class A ADR#	166,030	10,645,844
Suncor Energy, Inc.	258,886	8,998,877
TOTAL SA ADR	129,522	7,324,469

		55,343,600

Oil Refining & Marketing — 0.4%
Marathon Petroleum Corp.	51,210	3,207,282

Oil - Field Services — 0.2%
Halliburton Co.	40,430	1,689,165

Paper & Related Products — 0.2%
International Paper Co.	32,300	1,828,503

Pipelines — 0.2%
Enbridge, Inc.#	43,336	1,634,201

Retail - Apparel/Shoe — 4.8%
Foot Locker, Inc.	320,838	13,744,700

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail - Apparel/Shoe (continued)
Gap, Inc.	370,307	$11,964,619
L Brands, Inc.#	226,665	12,709,107

		38,418,426

Retail - Building Products — 0.3%
Lowe’s Cos., Inc.	28,780	2,399,389

Retail - Computer Equipment — 1.2%
GameStop Corp., Class A#	511,933	9,598,744

Retail - Discount — 0.3%
Dollar General Corp.	26,771	2,357,990

Retail - Drug Store — 1.3%
CVS Health Corp.	132,914	10,181,212

Semiconductor Components - Integrated Circuits — 1.2%
QUALCOMM, Inc.	77,900	5,167,886
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	117,913	4,669,355

		9,837,241

Telecom Services — 0.2%
BCE, Inc.	28,260	1,351,111

Telephone - Integrated — 2.4%
Verizon Communications, Inc.	372,023	18,932,250

Tobacco — 3.1%
Altria Group, Inc.	195,811	13,281,860
Philip Morris International, Inc.	109,668	11,268,387

		24,550,247

Toys — 0.3%
Mattel, Inc.#	145,978	2,664,098

Transport - Rail — 0.3%
Union Pacific Corp.	21,827	2,761,115

Transport - Services — 0.2%
United Parcel Service, Inc., Class B	13,036	1,583,222

Wireless Equipment — 0.5%
Motorola Solutions, Inc.	38,740	3,645,821

Total Long-Term Investment Securities
(cost $661,855,241)		765,671,401

SHORT-TERM INVESTMENT SECURITIES — 4.5%
Registered Investment Companies — 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(1)(2)	11,862,511	11,862,511

Time Deposits — 3.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 12/01/2017	$24,126,000	24,126,000

Total Short-Term Investment Securities
(cost $35,988,511)		35,988,511

REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 11/30/2017, to be repurchased 12/01/2017 in the amount of $3,743,012 collateralized by $3,175,000 of United States Treasury Bonds, bearing interest at 3.88% due 08/15/2040 and having an approximate value of $3,823,183 (cost $3,743,000)	3,743,000	3,743,000

TOTAL INVESTMENTS
(cost $701,586,752)(3)	101.3%	805,402,912
Liabilities in excess of other assets	(1.3)	(10,029,593)

NET ASSETS	100.0%	$795,373,319

50

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	At November 30, 2017, the Fund had loaned securities with a total value of $78,751,609. This was secured by collateral of $11,862,511, which was received in cash and subsequently invested in short-term investments currently valued at $11,862,511 as reported in the Portfolio of Investments. Additional collateral of $68,309,914 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$8,011,831
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	4,194,347
Government National Mtg. Assoc.	2.50% to 3.50%	06/20/2045 to 11/20/2046	8,042,649
United States Treasury Bills	0.00%	12/21/2017 to 07/19/2018	826,736
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2017 to 02/15/2047	47,234,351

(2)	The rate shown is the 7-day yield as of November 30, 2017.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$730,393,291	$35,278,110	**	$—	$765,671,401
Short-Term Investment Securities:
Registered Investment Companies	11,862,511	—		—	11,862,511
Time Deposits	—	24,126,000		—	24,126,000
Repurchase Agreements	—	3,743,000		—	3,743,000

Total Investments at Value	$742,255,802	$63,147,110		$—	$805,402,912

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $32,798,945 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

51

VALIC Company I Dynamic Allocation Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	50.0%
Domestic Fixed Income Investment Companies	19.2
United States Treasury Notes	12.1
International Equity Investment Companies	11.2
Registered Investment Companies	5.5
United States Treasury Bonds	1.4
International Fixed Income Investment Companies	0.4
Options-Purchased	0.2

100.0%

*	Calculated as a percentage of net assets

52

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES(1)@ — 80.8%
Domestic Equity Investment Companies — 50.0%
VALIC Co. I Blue Chip Growth Fund	528,250	$10,491,054
VALIC Co. I Broad Cap Value Income Fund	579,705	10,057,888
VALIC Co. I Dividend Value Fund	718,869	9,647,215
VALIC Co. I Growth & Income Fund	193,428	4,412,090
VALIC Co. I Growth Fund	664,811	11,188,764
VALIC Co. I Large Cap Core Fund	670,966	8,299,846
VALIC Co. I Large Capital Growth Fund	568,881	8,527,530
VALIC Co. I Mid Cap Index Fund	149,928	4,401,888
VALIC Co. I Stock Index Fund	790,371	31,907,281
VALIC Co. I Value Fund	563,456	10,198,549
VALIC Co. II Capital Appreciation Fund	429,715	7,571,573
VALIC Co. II Mid Cap Growth Fund	206,874	2,275,611
VALIC Co. II Mid Cap Value Fund	86,306	1,983,311
VALIC Co. II Small Cap Growth Fund	226,794	4,286,400
VALIC Co. II Small Cap Value Fund	266,005	4,226,817

Total Domestic Equity Investment Companies
(cost $109,211,774)		129,475,817

Domestic Fixed Income Investment Companies — 19.2%
VALIC Co. I Capital Conservation Fund	1,647,296	16,324,702
VALIC Co. I Government Securities Fund	764,131	8,107,429
VALIC Co. I Inflation Protected Fund	321,791	3,604,056
VALIC Co. II Core Bond Fund	1,273,826	14,190,421
VALIC Co. II High Yield Bond Fund	366,667	2,874,666
VALIC Co. II Strategic Bond Fund	404,905	4,632,115

Total Domestic Fixed Income Investment Companies
(cost $49,383,640)		49,733,389

International Equity Investment Companies — 11.2%
VALIC Co. I Emerging Economies Fund	336,037	3,101,627
VALIC Co. I Foreign Value Fund	767,229	8,332,106
VALIC Co. I Global Real Estate Fund	249,301	2,009,368
VALIC Co. I International Equities Index Fund	700,425	5,295,216
VALIC Co. I International Growth Fund	582,764	8,263,599
VALIC Co. II International Opportunities Fund	96,728	1,982,919

Total International Equity Investment Companies
(cost $26,228,810)		28,984,835

International Fixed Income Investment Companies — 0.4%
VALIC Co. I International Government Bond Fund
(cost $1,029,917)	87,834	1,051,379

Total Affiliated Registered Investment Companies
(cost $185,854,141)		209,245,420

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 13.5%
United States Treasury Bonds — 1.4%
2.25% due 08/15/2027	$2,709,500	$2,666,846
6.00% due 02/15/2026	318,000	404,419
6.63% due 02/15/2027	125,000	168,926
6.75% due 08/15/2026	140,000	188,278
6.88% due 08/15/2025	42,500	56,165
7.63% due 02/15/2025	120,000	162,455

		3,647,089

United States Treasury Notes — 12.1%
1.50% due 08/15/2026	3,130,000	2,909,311
1.63% due 02/15/2026	4,463,000	4,211,608
1.63% due 05/15/2026#	2,791,000	2,627,356
2.00% due 02/15/2025	2,402,500	2,349,851
2.00% due 08/15/2025#	3,090,000	3,012,026
2.00% due 11/15/2026	2,938,600	2,841,603
2.13% due 05/15/2025#	3,450,000	3,398,789
2.25% due 11/15/2025	2,884,500	2,859,373
2.25% due 02/15/2027	3,744,000	3,690,911
2.38% due 05/15/2027	3,436,000	3,421,236

		31,322,064

Total U.S. Government Treasuries
(cost $35,530,919)		34,969,153

OPTIONS PURCHASED — 0.2%
Options-Purchased(2)
(cost $1,379,697)	72,000	698,519

Total Long-Term Investment Securities
(cost $222,764,757)		244,913,092

SHORT-TERM INVESTMENT SECURITIES — 5.5%
Registered Investment Companies — 5.5%
AllianceBernstein Government STIF Portfolio 1.13%(3) (cost $14,188,810)	14,188,810	14,188,810

TOTAL INVESTMENTS
(cost $236,953,567)(4)	100.0%	259,101,902
Liabilities in excess of other assets	0.0	(4,416)

NET ASSETS	100.0%	$259,097,486

@	The Dynamic Allocation Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com
#	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	See Note 3

(2)	Options—Purchased

Over the Counter Purchased Put Options
Issue	Counterparty	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at November 30, 2017	Unrealized Appreciation (Depreciation)
S&P 500 Index	Goldman Sachs International	February 2018	$2,400	8,500	$22,504,430	$185,734	$82,464	$(103,270)
S&P 500 Index	Goldman Sachs International	February 2018	2,400	2,000	5,295,160	51,240	19,403	(31,837)
S&P 500 Index	Goldman Sachs International	February 2018	2,400	10,500	27,799,590	205,501	101,868	(103,633)
S&P 500 Index	UBS AG	February 2018	2,400	30,000	79,427,400	549,000	291,050	(257,950)
S&P 500 Index	Citibank NA	February 2018	2,400	19,000	50,304,020	345,800	184,331	(161,469)
S&P 500 Index	Morgan Stanley & Co.	February 2018	2,400	2,000	5,295,160	42,422	19,403	(23,019)

				72,000	$190,625,760	$1,379,697	$698,519	$(681,178)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

53

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

(3)	The rate shown is the 7-day yield as of November 30, 2017.
(4)	See Note 5 for cost of investments on a tax basis.

STIF—Short Term Investment Fund

Over the Counter Written Call Options
Issue	Counterparty	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Received	Value at November 30, 2017	Unrealized Appreciation (Depreciation)
S&P 500 Index	Goldman Sachs International	February 2018	$2,700	8,500	$22,504,430	$47,600	$164,554	$(116,954)
S&P 500 Index	Morgan Stanley & Co.	February 2018	2,700	2,000	5,295,160	8,660	38,719	(30,059)
S&P 500 Index	Goldman Sachs International	February 2018	2,700	10,500	27,799,590	68,250	203,273	(135,023)
S&P 500 Index	UBS AG	February 2018	2,700	30,000	79,427,400	234,000	580,780	(346,780)
S&P 500 Index	Citibank NA	February 2018	2,700	19,000	50,304,020	158,513	367,827	(209,314)
S&P 500 Index	Goldman Sachs International	February 2018	2,700	2,000	5,295,160	14,000	38,719	(24,719)

				72,000	$190,625,760	$531,023	$1,393,872	$(862,849)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
1,360	Long	S&P 500 E-Mini Index	December 2017	$171,843,884	$180,057,200	$8,213,316

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 2 ):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$209,245,420	$—	$—	$209,245,420
U.S. Government Treasuries	—	34,969,153	—	34,969,153
Options Purchased	—	698,519	—	698,519
Short-Term Investment Securities	14,188,810	—	—	14,188,810

Total Investments at Value	$223,434,230	$35,667,672	$—	$259,101,902

Other Financial Instruments:†
Futures Contracts	$8,213,316	$—	$—	$8,213,316

LIABILITIES:
Other Financial Instruments:†
Over the Counter Written Call Options	$—	$862,849	$—	$862,849

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

54

VALIC Company I Emerging Economies Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

Banks — Commercial	17.5%
Electronic Components — Semiconductors	7.1
Internet Application Software	5.3
Diversified Financial Services	4.8
Semiconductor Components — Integrated Circuits	4.7
Oil Refining & Marketing	4.5
Oil Companies — Integrated	2.7
E-Commerce/Products	2.5
Steel — Producers	2.5
Insurance — Multi-line	2.2
Time Deposits	2.2
Entertainment Software	2.1
Airlines	2.0
Metal — Iron	2.0
Insurance — Property/Casualty	1.9
Electronic Components — Misc.	1.8
Auto — Cars/Light Trucks	1.8
Finance — Mortgage Loan/Banker	1.5
Schools	1.5
Cellular Telecom	1.5
Tobacco	1.4
Metal — Diversified	1.4
Internet Content — Entertainment	1.3
Chemicals — Diversified	1.2
Photo Equipment & Supplies	1.2
Electric — Integrated	1.1
Electric — Generation	1.0
Food — Meat Products	1.0
Industrial Audio & Video Products	0.9
Applications Software	0.9
Computers — Other	0.9
Circuit Boards	0.8
Registered Investment Companies	0.7
Diamonds/Precious Stones	0.7
Banks — Special Purpose	0.7
Appliances	0.7
Metal Products — Distribution	0.7
Metal Processors & Fabrication	0.7
Petrochemicals	0.7
Public Thoroughfares	0.7
Building Products — Cement	0.6
Multimedia	0.6
Diversified Minerals	0.6
Building — Residential/Commercial	0.5
Computer Services	0.5
Food — Retail	0.4
Real Estate Operations & Development	0.4
Networking Products	0.4
Diversified Operations	0.4
Building Products — Doors & Windows	0.3
Forestry	0.3
Auto/Truck Parts & Equipment — Replacement	0.3
Chemicals — Other	0.3
Containers — Paper/Plastic	0.3
Chemicals — Specialty	0.3
Consulting Services	0.3
Paper & Related Products	0.3
Electric — Transmission	0.3
Water	0.2
Auto/Truck Parts & Equipment — Original	0.2
Telecommunication Equipment	0.2
Telecom Equipment — Fiber Optics	0.2
Industrial Automated/Robotic	0.2
Finance — Commercial	0.2
Metal — Aluminum	0.2
Machinery — Construction & Mining	0.2
Food — Misc./Diversified	0.2
Coal	0.2
Retail — Automobile	0.2

Casino Hotels	0.2
Finance — Consumer Loans	0.2
Building — Heavy Construction	0.1
Food — Confectionery	0.1

100.7%

Country Allocation*

South Korea	18.1%
Cayman Islands	15.8
China	12.4
Taiwan	11.5
Brazil	8.6
Russia	6.2
Thailand	4.2
Turkey	4.1
United States	3.4
India	3.2
South Africa	2.0
Malaysia	1.9
Hong Kong	1.6
Indonesia	1.5
Poland	1.5
Hungary	1.5
Panama	1.0
Bermuda	0.7
Mexico	0.5
Netherlands	0.4
Jersey	0.2
Cyprus	0.2
United Kingdom	0.2

100.7%

*	Calculated as a percentage of net assets

55

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.8%
Bermuda — 0.7%
Haier Electronics Group Co., Ltd.	1,174,000	$3,148,984
Nine Dragons Paper Holdings, Ltd.	1,316,000	2,189,069

		5,338,053

Brazil — 8.6%
Banco do Brasil SA	880,263	8,048,472
Banco Santander Brasil SA	270,650	2,389,462
Braskem SA, Class A (Preference Shares)	154,053	2,136,586
Cia de Saneamento de Minas Gerais-COPASA	93,570	1,169,107
Cia de Saneamento do Parana (Preference Shares)	273,086	885,134
EDP - Energias do Brasil SA	164,202	692,232
Estacio Participacoes SA	447,160	4,186,853
Fibria Celulose SA	193,785	2,674,019
Itau Unibanco Holding SA ADR	1,097,593	13,774,792
Kroton Educacional SA	1,426,668	7,897,241
M. Dias Branco SA	46,119	659,356
Metalurgica Gerdau SA (Preference Shares)	1,565,105	2,424,073
MRV Engenharia e Participacoes SA	992,979	4,049,633
Qualicorp SA	246,193	2,306,661
Transmissora Alianca de Energia Eletrica SA	305,548	1,986,303
Vale SA ADR	1,265,844	13,544,531

		68,824,455

Cayman Islands — 15.8%
AAC Technologies Holdings, Inc.	477,000	9,622,941
Alibaba Group Holding, Ltd. ADR†#	112,252	19,877,584
Geely Automobile Holdings, Ltd.	1,274,000	4,483,516
General Interface Solution Holding, Ltd.	897,000	7,178,757
IGG, Inc.#	3,580,000	3,522,994
Jiangnan Group, Ltd.#	1,002,000	73,462
Kingboard Chemical Holdings, Ltd.	434,500	2,496,803
Kingboard Laminates Holdings, Ltd.	1,479,500	2,471,054
Lee & Man Paper Manufacturing, Ltd.	2,111,000	2,476,654
NetEase, Inc. ADR	42,000	13,805,820
Nexteer Automotive Group, Ltd.	929,000	2,008,312
Tencent Holdings, Ltd.	824,500	42,559,947
WH Group, Ltd.*	7,382,000	7,859,756
Xinyi Glass Holdings, Ltd.	2,280,000	2,784,860
YY, Inc., ADR†#	43,010	4,438,202
Zhongsheng Group Holdings, Ltd.	683,500	1,415,989

		127,076,651

China — 12.4%
Air China, Ltd., Class H	2,602,000	2,805,501
Anhui Conch Cement Co., Ltd.	1,035,000	4,979,951
China Construction Bank Corp.	21,569,000	18,894,355
China Merchants Bank Co., Ltd.	2,232,500	8,770,556
Guangzhou Automobile Group Co., Ltd.	3,852,000	9,725,656
Huadian Power International Corp., Ltd.	4,146,000	1,627,441
Huaneng Power International, Inc.	3,866,000	2,476,950
Industrial & Commercial Bank of China, Ltd.	19,439,000	15,244,112
PICC Property & Casualty Co., Ltd.	3,786,000	7,205,873
Ping An Insurance Group Co. of China, Ltd.	1,753,000	17,333,215
Shenzhen Expressway Co., Ltd.	2,144,000	2,068,182
Weichai Power Co., Ltd.	2,274,000	2,539,208
Yangtze Optical Fibre and Cable Joint Stock Ltd., Co.*	366,500	1,746,958
Yirendai, Ltd. ADR#	34,750	1,385,135
Zhejiang Expressway Co., Ltd.	2,460,000	2,955,041

		99,758,134

Cyprus — 0.2%
Ros Agro PLC GDR	127,698	1,525,991

Hong Kong — 1.6%
BYD Electronic International Co., Ltd.#	741,500	1,781,485

Security Description	Shares	Value (Note 2)

Hong Kong (continued)
China Overseas Land & Investment, Ltd.	1,066,000	$3,407,428
China Power International Development, Ltd.#	6,786,000	1,825,675
China Resources Power Holdings Co., Ltd.	1,202,000	2,263,447
Fosun International, Ltd.	1,875,000	3,922,609

		13,200,644

Hungary — 1.5%
MOL Hungarian Oil & Gas PLC	381,504	4,430,539
OTP Bank PLC	190,975	7,301,833

		11,732,372

India — 3.2%
HCL Technologies, Ltd.	558,050	7,330,731
Housing Development Finance Corp., Ltd.	472,541	12,242,987
Rural Electrification Corp., Ltd.	691,473	1,664,715
Vedanta, Ltd.	969,279	4,460,426

		25,698,859

Indonesia — 1.5%
Bank Negara Indonesia Persero Tbk PT	7,252,200	4,343,820
Bank Rakyat Indonesia Persero Tbk PT	26,568,000	6,305,849
United Tractors Tbk PT	633,800	1,578,052

		12,227,721

Jersey — 0.2%
United Co. RUSAL PLC#	2,617,000	1,596,739

Malaysia — 1.9%
AirAsia Bhd	4,856,300	3,728,134
CIMB Group Holdings Bhd	3,286,700	4,866,019
Genting Bhd	654,500	1,409,087
Malayan Banking Bhd	2,332,600	5,269,548

		15,272,788

Mexico — 0.5%
Grupo Financiero Banorte SAB de CV, Class O	653,010	3,835,330

Netherlands — 0.4%
X5 Retail Group NV GDR†	92,765	3,441,581

Panama — 1.0%
Copa Holdings SA, Class A	59,712	8,012,753

Poland — 1.5%
Jastrzebska Spolka Weglowa SA†	57,730	1,463,358
KGHM Polska Miedz SA	121,995	3,701,926
Polski Koncern Naftowy Orlen SA	218,422	6,861,512

		12,026,796

Russia — 6.2%
Aeroflot PJSC†	625,221	1,611,179
Alrosa PJSC†	4,467,491	5,862,912
Magnitogorsk Iron & Steel OJSC†	2,698,244	2,049,762
MMC Norilsk Nickel PJSC ADR#	410,564	7,119,180
Mobile TeleSystems PJSC ADR	538,321	5,582,389
RusHydro PJSC†	126,954,096	1,754,633
Sberbank of Russia PJSC ADR	968,894	16,064,262
Severstal PJSC GDR	140,024	2,175,973
Surgutneftegas OJSC (Preference Shares)†	6,354,083	3,084,113
Tatneft PJSC ADR#	87,616	4,087,286

		49,391,689

South Africa — 2.0%
Kumba Iron Ore, Ltd.	97,076	2,313,111
Naspers, Ltd., Class N	17,928	4,809,864

56

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
South Africa (continued)
Standard Bank Group, Ltd.	695,864	$8,779,456

		15,902,431

South Korea — 18.1%
Hana Financial Group, Inc.	212,638	9,267,331
Hyosung Corp.	44,652	5,539,347
Hyundai Engineering & Construction Co., Ltd.	28,626	923,963
Hyundai Marine & Fire Insurance Co., Ltd.	91,553	3,650,019
Industrial Bank of Korea	393,928	5,799,134
Korea Electric Power Corp.	185,181	6,381,068
KT&G Corp.	100,144	11,228,464
LG Chem, Ltd.	7,570	2,903,501
LG Corp.†	30,510	2,550,960
NCSoft Corp.	14,996	6,012,957
POSCO	26,216	8,034,933
S-Oil Corp.	47,778	5,281,653
Samsung Electronics Co., Ltd.	20,507	48,181,472
SFA Engineering Corp.	45,184	1,702,060
Shinhan Financial Group Co., Ltd.	215,691	9,647,006
SK Hynix, Inc.	106,087	7,560,077
SK Innovation Co., Ltd.	52,572	10,055,264

		144,719,209

Taiwan — 11.5%
Accton Technology Corp.	811,000	2,990,519
Catcher Technology Co., Ltd.	498,000	5,415,713
Compeq Manufacturing Co., Ltd.†	1,050,000	1,568,793
CTBC Financial Holding Co., Ltd.	11,813,000	7,904,998
Elite Material Co., Ltd.	548,000	2,088,550
FLEXium Interconnect, Inc.	1,130,072	4,681,060
Fubon Financial Holding Co., Ltd.	4,839,000	7,950,240
Largan Precision Co., Ltd.	54,000	9,349,397
Merry Electronics Co., Ltd.	1,011,000	7,504,876
Pegatron Corp.	420,000	965,473
Phison Electronics Corp.	146,000	1,487,750
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	884,054	35,008,538
Winbond Electronics Corp.†	2,628,000	2,534,556
Yageo Corp.	248,000	2,821,023

		92,271,486

Thailand — 4.2%
Kiatnakin Bank PCL	1,368,200	3,152,390
Krung Thai Bank PCL	12,203,600	7,211,558
PTT Global Chemical PCL NVDR	1,680,900	4,098,818
PTT PCL	746,400	9,415,701
Star Petroleum Refining PCL†	5,580,700	2,768,137
Thai Oil PCL	1,344,200	3,827,636
Tisco Financial Group PCL	1,057,600	2,857,722

		33,331,962

Turkey — 4.1%
Akbank Turk AS	1,337,038	3,070,613
Eregli Demir ve Celik Fabrikalari TAS	1,311,037	2,882,124
Petkim Petrokimya Holding AS	3,473,640	5,785,947
Tekfen Holding AS	818,557	2,967,114
Tupras Turkiye Petrol Rafinerileri AS	247,089	7,649,545
Turkcell Iletisim Hizmetleri AS	1,627,520	6,323,439
Turkiye Halk Bankasi AS	1,926,913	4,371,226

		33,050,008

United Kingdom — 0.2%
Evraz PLC	375,430	1,455,014

Security Description	Shares/ Principal Amount	Value (Note 2)

United States — 0.5%
Cognizant Technology Solutions Corp., Class A	53,890	$3,895,169

Total Common Stocks
(cost $584,540,933)		783,585,835

RIGHTS — 0.0%
Electric - Generation — 0.0%
China Power International Development, Ltd. Expires 12/08/2017†# (cost $0)	2,261,999	64,296

Total Long-Term Investment Securities
(cost $584,521,030)		783,650,131

SHORT-TERM INVESTMENT SECURITIES — 2.9%
Registered Investment Companies — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(1)(2)	5,899,306	5,899,306

Time Deposits — 2.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 09/01/2017	$17,247,000	17,247,000

Total Short-Term Investment Securities
(cost $23,146,306)		23,146,306

TOTAL INVESTMENTS —
(cost $607,667,336)(3)	100.7%	806,796,437
Liabilities in excess of other assets	(0.7)	(5,313,835)

NET ASSETS —	100.0%	$801,482,602

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2017, the aggregate value of these securities was $9,606,714 representing 1.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	At November 30, 2017, the Fund had loaned securities with a total value of $30,821,787. This was secured by collateral of $5,899,306, which was received in cash and subsequently invested in short-term investments currently valued at $5,899,306 as reported in the Portfolio of Investments. Additional collateral of $26,487,049 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
United States Treasury Bills	0.00%	12/07/2017 to 09/13/2018	$2,011,486
United States Treasury Notes/Bonds	0.13% to 8.00%	01/15/2018 to 11/15/2046	24,475,563

(2)	The rate shown is the 7-day yield as of November 30, 2017.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depositary Receipt

57

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:	$228,312,793	$555,273,042	**	$—	$783,585,835
Rights	64,296	—		—	64,296
Short-Term Investment Securities:
Registered Investment Companies	5,899,306	—		—	5,899,306
Time Deposits	—	17,247,000		—	17,247,000

Total Investments at Value	$234,276,395	$572,520,042		$—	$806,796,437

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $442,678,886 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

58

VALIC Company I Foreign Value Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

Oil Companies — Integrated	10.3%
Medical — Drugs	7.0
Diversified Banking Institutions	5.6
Banks — Commercial	5.5
Electronic Components — Semiconductors	4.0
Telephone — Integrated	3.7
U.S. Government Agencies	3.6
Insurance — Multi-line	3.3
Web Portals/ISP	2.8
Precious Metals	2.8
Diversified Financial Services	2.7
Gold Mining	2.6
Telecom Services	2.6
Oil — Field Services	2.3
Oil Companies — Exploration & Production	2.1
Registered Investment Companies	2.1
Rubber — Tires	1.7
Distribution/Wholesale	1.7
Aerospace/Defense	1.6
Medical — Generic Drugs	1.6
Insurance — Life/Health	1.5
Diversified Operations	1.5
Retail — Building Products	1.4
Cellular Telecom	1.3
Diagnostic Kits	1.3
Medical — Biomedical/Gene	1.2
Diversified Minerals	1.2
Electric — Distribution	1.1
Diversified Manufacturing Operations	1.1
Auto/Truck Parts & Equipment — Original	1.0
Building Products — Cement	1.0
Chemicals — Diversified	1.0
Brewery	0.9
Entertainment Software	0.9
Beverages — Non-alcoholic	0.9
Semiconductor Components — Integrated Circuits	0.9
Human Resources	0.9
Medical Instruments	0.8
Retail — Drug Store	0.8
Medical — Wholesale Drug Distribution	0.8
Steel Pipe & Tube	0.8
Agricultural Chemicals	0.8
Finance — Investment Banker/Broker	0.8
Retail — Misc./Diversified	0.8
Computers	0.7
Containers — Metal/Glass	0.7
Satellite Telecom	0.7
Water	0.6
Metal Processors & Fabrication	0.6
Audio/Video Products	0.5
Cable/Satellite TV	0.5
Aerospace/Defense — Equipment	0.5
Motorcycle/Motor Scooter	0.5
Import/Export	0.5
Auto — Cars/Light Trucks	0.5
Investment Management/Advisor Services	0.4
Oil & Gas Drilling	0.4
Rubber/Plastic Products	0.4
Insurance — Property/Casualty	0.1

101.9%

Country Allocation*

United Kingdom	18.1%
Japan	11.5
South Korea	9.3
Canada	7.9
Germany	6.9
France	6.4
Netherlands	5.9
United States	5.7
Cayman Islands	5.6
China	4.4
Switzerland	3.4
Singapore	2.3
Thailand	2.3
Taiwan	2.2
Italy	1.7
Israel	1.6
Luxembourg	1.5
Hong Kong	1.0
Jersey	0.9
India	0.9
Sweden	0.8
Norway	0.8
New Zealand	0.5
Bermuda	0.3

101.9%

*	Calculated as a percentage of net assets

59

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.2%
Bermuda — 0.3%
Kunlun Energy Co., Ltd.#	3,448,000	$2,985,797

Canada — 7.9%
Alamos Gold, Inc., Class A#	1,783,840	11,291,707
Barrick Gold Corp.	664,610	9,158,326
Cenovus Energy, Inc.	838,164	7,990,867
Eldorado Gold Corp.#	2,359,900	2,707,167
Ensign Energy Services, Inc.	718,600	3,564,733
Husky Energy, Inc.†	527,900	6,395,440
Suncor Energy, Inc.#	128,400	4,453,668
Tahoe Resources, Inc.#	334,100	1,481,263
Wheaton Precious Metals Corp.#	1,091,000	22,823,773

		69,866,944

Cayman Islands — 5.6%
Baidu, Inc. ADR†	106,370	25,377,755
CK Hutchison Holdings, Ltd.	1,034,000	13,026,037
NetEase, Inc. ADR	24,800	8,152,008
Value Partners Group, Ltd.#	3,554,500	3,698,775

		50,254,575

China — 4.4%
China Life Insurance Co., Ltd.	2,257,000	7,354,053
China Telecom Corp., Ltd.	25,815,823	12,478,643
Shanghai Pharmaceuticals Holding Co., Ltd.	2,852,500	7,184,921
Sinopec Engineering Group Co., Ltd.	5,880,000	4,919,485
Sinopharm Group Co., Ltd.	1,816,400	7,180,813

		39,117,915

France — 6.4%
AXA SA	372,232	11,240,085
BNP Paribas SA	224,170	16,980,996
Cie Generale des Etablissements Michelin	45,062	6,539,375
Sanofi	73,436	6,704,293
TOTAL SA	179,620	10,141,345
Veolia Environnement SA	227,276	5,750,029

		57,356,123

Germany — 6.9%
Bayer AG	86,373	11,010,963
Gerresheimer AG	78,750	6,290,015
Innogy SE*	216,010	9,984,873
Merck KGaA	77,902	8,295,070
MorphoSys AG†#	111,080	10,494,373
Siemens AG	69,145	9,402,979
Telefonica Deutschland Holding AG#	1,236,580	5,881,543

		61,359,816

Hong Kong — 1.0%
China Mobile, Ltd.	917,000	9,305,294

India — 0.9%
Hero MotoCorp, Ltd.	81,301	4,633,784
Jain Irrigation Systems, Ltd.	1,609,577	3,013,957

		7,647,741

Israel — 1.6%
Teva Pharmaceutical Industries, Ltd. ADR#	934,006	13,841,969

Italy — 1.7%
Eni SpA	904,304	14,853,178

Japan — 11.5%
Astellas Pharma, Inc.	753,600	9,578,003
Inpex Corp.	898,300	10,206,528
Kirin Holdings Co., Ltd.	361,300	8,473,562
Panasonic Corp.	324,600	4,845,700
Ryohin Keikaku Co., Ltd.	21,500	6,727,544

Security Description	Shares	Value (Note 2)

Japan (continued)
SoftBank Group Corp.	309,600	$26,306,136
Sumitomo Metal Mining Co., Ltd.	268,500	10,468,376
Sumitomo Rubber Industries, Ltd.	472,700	8,620,174
Suntory Beverage & Food, Ltd.	186,800	8,091,096
Taiheiyo Cement Corp.	221,800	9,174,472

		102,491,591

Jersey — 0.9%
Shire PLC	161,700	8,021,207

Luxembourg — 1.5%
SES SA FDR	376,087	6,211,310
Tenaris SA#	491,889	7,153,436

		13,364,746

Netherlands — 5.9%
Aegon NV	2,792,223	17,377,288
Flow Traders#*	123,492	2,709,772
ING Groep NV CVA	290,811	5,250,437
QIAGEN NV#	367,644	11,620,340
SBM Offshore NV#	921,270	15,288,995

		52,246,832

New Zealand — 0.5%
Sky Network Television, Ltd.#	2,839,200	4,827,248

Norway — 0.8%
Yara International ASA	156,500	6,948,392

Singapore — 2.3%
Singapore Telecommunications, Ltd.	3,779,000	10,451,490
Singapore Telecommunications, Ltd. ADR	4,600	126,988
United Overseas Bank, Ltd.	517,800	10,107,139

		20,685,617

South Korea — 9.3%
Dongbu Insurance Co., Ltd.	19,400	1,220,776
Hana Financial Group, Inc.	259,311	11,301,465
Hyundai Mobis Co., Ltd.	37,353	9,372,280
Hyundai Motor Co.	29,209	4,416,534
KB Financial Group, Inc.	231,701	12,747,548
Korea Investment Holdings Co., Ltd.	65,537	4,145,741
Posco Daewoo Corp.	261,237	4,478,999
Samsung Electronics Co., Ltd.	15,031	35,315,536

		82,998,879

Spain — 0.0%
Telefonica SA ADR	859	8,779

Sweden — 0.8%
Getinge AB, Class B	404,292	7,279,329

Switzerland — 3.4%
Roche Holding AG#	75,110	18,953,389
UBS Group AG	655,924	11,337,567

		30,290,956

Taiwan — 2.2%
Catcher Technology Co., Ltd.	470,000	5,111,215
Quanta Computer, Inc.	3,061,000	6,315,325
Taiwan Semiconductor Manufacturing Co., Ltd.	1,042,000	7,844,669

		19,271,209

Thailand — 2.3%
Bangkok Bank PCL	243,400	1,602,852
Bangkok Bank PCL NVDR	1,195,200	7,301,755
Kasikornbank PCL	206,100	1,481,825
Kasikornbank PCL NVDR	555,100	3,868,336
PTT Exploration & Production PCL	2,070,900	5,785,965

		20,040,733

60

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom — 18.1%
Aviva PLC	889,501	$6,150,944
BAE Systems PLC	1,415,310	10,571,569
Barclays PLC	3,038,750	7,922,475
BP PLC	3,803,252	25,176,874
BP PLC ADR	180	7,213
Capita PLC	1,189,989	7,516,766
Cobham PLC†#	2,747,809	4,720,536
HSBC Holdings PLC	1,375,210	13,671,990
Johnson Matthey PLC	207,867	8,495,576
Kingfisher PLC	2,832,332	12,732,589
Rolls-Royce Holdings PLC	327,700	3,799,517
Rolls-Royce Holdings PLC, Class C (Entitlement Shares)†	15,074,200	20,386
Royal Dutch Shell PLC, Class B	712,115	23,090,461
SIG PLC	3,359,596	7,678,856
Standard Chartered PLC†	1,964,668	19,639,155
Travis Perkins PLC	317,579	6,913,301
Vodafone Group PLC	957,821	2,904,835

		161,013,043

Total Long-Term Investment Securities
(cost $770,301,478)		856,077,913

SHORT-TERM INVESTMENT SECURITIES — 5.7%
Registered Investment Companies — 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(1)(2)	18,599,527	18,599,527

Time Deposits — 0.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 12/01/2017	343,000	343,000

U.S. Government Agencies — 3.6%
Federal Home Loan Bank Disc. Notes 0.91% due 12/01/2017	32,000,000	32,000,000

Total Short-Term Investment Securities
(cost $50,942,527)		50,942,527

TOTAL INVESTMENTS
(cost $821,244,005)(3)	101.9%	907,020,440
Liabilities in excess of other assets	(1.9)	(17,102,864)

NET ASSETS	100.0%	$889,917,576

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2017, the aggregate value of these securities was $12,694,645 representing 1.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	At November 30, 2017, the Fund had loaned securities with a total value of $57,343,109. This was secured by collateral of $18,599,527, which was received in cash and subsequently invested in short-term investments currently valued at $18,599,527 as reported in the Portfolio of Investments. Additional collateral of $41,034,649 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	3.50% to 3.50%	05/01/2032 to 04/15/2043	$390,191
Federal National Mtg. Assoc.	3.00% to 3.50%	02/25/2032 to 11/01/2046	5,713,589
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	1,635,027
United States Treasury Bills	0.00%	12/07/2017 to 03/29/2018	1,077,170
United States Treasury Notes/Bonds	zero coupon to 8.13%	12/31/2017 to 11/15/2046	32,218,672

(2)	The rate shown is the 7-day yield as of November 30, 2017.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

FDR—Fiduciary Depositary Receipt

NVDR—Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$123,167,621	$732,910,292	**	$—	$856,077,913
Short-Term Investment Securities:
Registered Investment Companies	18,599,527	—		—	18,599,527
Time Deposits	—	343,000		—	343,000
U.S. Government Agencies	—	32,000,000		—	32,000,000

Total Investments at Value	$141,767,148	$765,253,292		$—	$907,020,440

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (See Note 2).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $668,384,198 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

61

VALIC Company I Global Real Estate Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	77.5%
Real Estate Operations & Development	12.6
Real Estate Management/Services	7.0
Hotels/Motels	1.5
Private Equity	0.5
Time Deposits	0.5
Diversified Operations	0.3
Registered Investment Companies	0.1

100.0%

Country Allocation*

United States	46.7%
Japan	11.9
France	6.1
Australia	6.0
United Kingdom	5.4
Hong Kong	4.8
Germany	4.0
Canada	3.2
Singapore	2.8
Cayman Islands	2.7
Bermuda	1.9
Spain	1.3
Sweden	0.9
Ireland	0.9
Switzerland	0.8
Norway	0.6

100.0%

*	Calculated as a percentage of net assets

62

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.4%
Australia — 6.0%
BGP Holdings PLC†(1)(2)	479,213	$108
GPT Group	1,924,034	7,899,720
Mirvac Group	1,646,993	3,063,323
Propertylink Group	2,973,611	2,304,404
Scentre Group	1,854,012	5,963,365
Shopping Centres Australasia Property Group	2,231,347	4,084,821

		23,315,741

Bermuda — 1.9%
Hongkong Land Holdings, Ltd (OTC)	1,700	12,240
Hongkong Land Holdings, Ltd. (SGX)	1,000,600	7,321,984

		7,334,224

Canada — 3.2%
Allied Properties Real Estate Investment Trust	82,604	2,655,826
Canadian Real Estate Investment Trust	86,969	3,064,458
Chartwell Retirement Residences	268,287	3,221,150
RioCan Real Estate Investment Trust	172,817	3,335,382

		12,276,816

Cayman Islands — 2.7%
CK Asset Holdings, Ltd.	1,250,500	10,587,633

France — 6.1%
Fonciere Des Regions	52,039	5,570,171
Klepierre	193,374	7,990,572
Unibail-Rodamco SE (Euronext Amsterdam)	25,927	6,636,614
Unibail-Rodamco SE (Euronext Paris)	12,830	3,282,480

		23,479,837

Germany — 4.0%
Vonovia SE	328,786	15,475,219

Hong Kong — 4.8%
Link REIT	507,500	4,529,080
Sun Hung Kai Properties, Ltd.	662,504	10,874,922
Wharf Holdings, Ltd.	355,000	1,119,825
Wharf Real Estate Investment Co., Ltd.†	355,000	2,145,413

		18,669,240

Ireland — 0.9%
Green REIT PLC	1,945,914	3,462,458

Japan — 11.9%
Daiwa House REIT Investment Corp.	1,234	2,955,293
Invincible Investment Corp.	5,223	2,238,235
Kenedix Retail REIT Corp	1,607	3,268,182
Mitsubishi Estate Co., Ltd.	142,000	2,540,089
Mitsui Fudosan Co., Ltd.	428,400	9,721,852
Nippon Building Fund, Inc.	1,305	6,529,625
Nomura Real Estate Master Fund, Inc.	4,784	6,022,274
Orix JREIT, Inc.	3,868	5,419,144
Sumitomo Realty & Development Co., Ltd.	222,000	7,334,464

		46,029,158

Norway — 0.6%
Entra ASA*	157,276	2,192,047

Singapore — 2.8%
Ascendas Real Estate Investment Trust	1,516,000	2,971,359
City Developments, Ltd.	499,100	4,508,457
Mapletree Commercial Trust	2,843,000	3,374,521

		10,854,337

Spain — 1.3%
Merlin Properties Socimi SA	383,283	5,042,740

Security Description	Shares	Value (Note 2)

Sweden — 0.9%
Castellum AB	224,226	$3,631,665

Switzerland — 0.8%
PSP Swiss Property AG	36,842	3,285,180

United Kingdom — 5.4%
Big Yellow Group PLC	366,614	4,131,480
British Land Co. PLC	264,897	2,255,229
Derwent London PLC	88,257	3,315,340
Hammerson PLC	698,783	4,911,068
Tritax Big Box REIT PLC	1,565,226	3,066,992
UNITE Group PLC	351,685	3,414,463

		21,094,572

United States — 46.1%
Acadia Realty Trust#	40,147	1,125,320
Alexandria Real Estate Equities, Inc.	2,418	307,231
American Campus Communities, Inc.	41,311	1,750,760
American Homes 4 Rent, Class A	101,371	2,177,449
American Tower Corp.	94,424	13,590,446
Apple Hospitality REIT, Inc.	105,802	2,061,023
AvalonBay Communities, Inc.	17,939	3,252,879
Boston Properties, Inc.	54,025	6,773,655
Brandywine Realty Trust	92,522	1,594,154
Brixmor Property Group, Inc.	93,455	1,688,732
Columbia Property Trust, Inc.	58,117	1,323,324
Cousins Properties, Inc.	232,387	2,084,511
Crown Castle International Corp.	88,013	9,945,469
CyrusOne, Inc.#	23,915	1,453,075
Digital Realty Trust, Inc.	9,614	1,121,954
EastGroup Properties, Inc.#	7,483	704,001
Education Realty Trust, Inc.	52,616	1,924,167
Equinix, Inc.	20,089	9,331,140
Equity Residential	106,494	7,115,929
Essex Property Trust, Inc.	16,670	4,117,323
Extra Space Storage, Inc.	28,919	2,468,526
Federal Realty Investment Trust#	28,051	3,708,623
GGP, Inc.	122,583	2,880,701
HCP, Inc.	56,640	1,497,562
Healthcare Realty Trust, Inc.	118,685	3,889,307
Hilton Worldwide Holdings, Inc.	19,587	1,519,168
Host Hotels & Resorts, Inc.	129,940	2,571,513
Hudson Pacific Properties, Inc.	134,521	4,792,983
Invitation Homes, Inc.	62,025	1,460,689
Iron Mountain, Inc.#	21,920	895,870
Kilroy Realty Corp.	22,643	1,706,829
Kimco Realty Corp.#	18,371	340,231
Lamar Advertising Co., Class A	20,687	1,556,283
Liberty Property Trust	86,265	3,871,573
Macerich Co.#	43,118	2,791,891
Mid-America Apartment Communities, Inc.	11,343	1,161,977
National Health Investors, Inc.	25,006	1,950,468
National Retail Properties, Inc.	46,276	1,900,555
Paramount Group, Inc.#	83,548	1,350,971
Park Hotels & Resorts, Inc.	79,848	2,331,562
Pebblebrook Hotel Trust#	30,453	1,171,527
Physicians Realty Trust	36,567	653,452
Prologis, Inc.	108,374	7,177,610
Public Storage	33,403	7,118,847
QTS Realty Trust, Inc., Class A#	45,598	2,537,985
Rayonier, Inc.	24,187	763,100
Realty Income Corp.#	48,988	2,709,036
Regency Centers Corp.#	23,431	1,588,856
Retail Opportunity Investments Corp.#	75,024	1,468,220
SBA Communications Corp.†	21,360	3,625,860
Simon Property Group, Inc.	55,725	9,013,519

63

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
SL Green Realty Corp.#	14,514	$1,483,766
Sun Communities, Inc.	32,303	3,006,117
Terreno Realty Corp.	26,565	998,844
Ventas, Inc.	39,490	2,527,755
Vornado Realty Trust	55,812	4,332,127
Washington Real Estate Investment Trust	49,214	1,590,597
Welltower, Inc.	49,277	3,324,226
Weyerhaeuser Co.	152,567	5,397,821

		178,579,089

Total Long-Term Investment Securities
(cost $356,952,347)		385,309,956

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.74%(3)	341,594	341,594

Time Deposits — 0.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 12/01/2017	1,944,000	1,944,000

Total Short-Term Investment Securities
(cost $2,285,594)		2,285,594

TOTAL INVESTMENTS —
(cost $359,237,941)(4)	100.0%	387,595,550
Other assets less liabilities	0.0	125,625

NET ASSETS —	100.0%	$387,721,175

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2017, the aggregate value of these securities was $2,192,047 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	The security or a portion thereof is out on loan (see Note 2).
At	November 30, 2017, the Fund had loaned securities with a total value of $12,952,115. This was secured by collateral of $13,225,212 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$2,043,779
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	1,069,958
Government National Mtg. Assoc.	2.50% to 3.50%	06/20/2045 to 11/20/2046	2,051,641
United States Treasury Bills	0.00%	12/21/2017 to 04/26/2018	155,145
United States Treasury Notes/Bonds	zero coupon to 8.13%	12/31/2017 to 11/15/2046	7,904,689

(1)	Securities classified as Level 3 (see Note 2).
(2)	Illiquid security. At November 30, 2017, the aggregate value of these securities was $108 representing 0.0% of net assets.
(3)	The rate shown is the 7-day yield as of November 30, 2017.
(4)	See Note 5 for cost of investments on a tax basis.

OTC—Over the Counter

SGX—Singapore Exchange

Euronext Paris—Euronext Stock Exchange, Paris

Euronext Amsterdam—Euronext Stock Exchange, Amsterdam

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$23,315,633	$—		$108	$23,315,741
Other Countries	172,980,405	189,013,810	**	—	361,994,215
Short-Term Investment Companies:
Registered Investment Companies	341,594	—		—	341,594
Time Deposits	—	1,944,000		—	1,944,000

Total Investments at Value	$196,637,632	$190,957,810		$108	$387,595,550

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $158,717,412 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

64

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

Repurchase Agreements	5.2%
Real Estate Investment Trusts	3.8
Banks — Commercial	3.5
Applications Software	2.9
Insurance — Life/Health	2.5
Insurance — Multi-line	2.4
Electronic Components — Semiconductors	2.1
Insurance — Property/Casualty	2.1
Medical — Drugs	2.0
Cosmetics & Toiletries	2.0
Medical — Biomedical/Gene	2.0
Web Portals/ISP	1.8
Finance — Credit Card	1.8
Oil Companies — Exploration & Production	1.7
Transport — Rail	1.5
Investment Management/Advisor Services	1.5
Insurance — Reinsurance	1.4
Telephone — Integrated	1.3
Banks — Super Regional	1.3
Chemicals — Diversified	1.3
Beverages — Non-alcoholic	1.2
Internet Content — Entertainment	1.2
Commercial Services — Finance	1.2
Food — Misc./Diversified	1.1
Computer Services	1.1
Multimedia	1.1
Medical Products	1.1
Cable/Satellite TV	1.0
Finance — Other Services	1.0
Chemicals — Specialty	1.0
Commercial Services	1.0
Auto/Truck Parts & Equipment — Original	1.0
Transport — Services	1.0
Enterprise Software/Service	0.9
Semiconductor Equipment	0.9
Data Processing/Management	0.9
Gas — Distribution	0.8
Real Estate Management/Services	0.8
Hotels/Motels	0.8
Diversified Manufacturing Operations	0.8
Electric — Integrated	0.7
Consumer Products — Misc.	0.7
Electronic Components — Misc.	0.7
Distribution/Wholesale	0.7
U.S. Government Treasuries	0.7
Electric Products — Misc.	0.7
Machinery — Electrical	0.7
Networking Products	0.6
Diagnostic Equipment	0.6
Real Estate Operations & Development	0.6
Semiconductor Components — Integrated Circuits	0.6
Building & Construction Products — Misc.	0.6
Machinery — General Industrial	0.6
Food — Retail	0.6
Electronic Measurement Instruments	0.5
Finance — Investment Banker/Broker	0.5
Oil Companies — Integrated	0.5
Investment Companies	0.5
Retail — Restaurants	0.5
Import/Export	0.5
Machinery — Farming	0.5
Pipelines	0.5
Building — Residential/Commercial	0.5
Oil Refining & Marketing	0.5
Diversified Operations	0.5
Diversified Banking Institutions	0.4
Oil — Field Services	0.4
Industrial Gases	0.4

Machinery — Construction & Mining	0.4%
Airport Development/Maintenance	0.4
Retail — Apparel/Shoe	0.4
Telecom Services	0.4
Computer Aided Design	0.3
E-Commerce/Services	0.3
Insurance Brokers	0.3
Advertising Agencies	0.3
Steel — Producers	0.3
Industrial Automated/Robotic	0.3
Medical Labs & Testing Services	0.3
Electric — Distribution	0.3
Electronic Forms	0.3
Toys	0.3
Water	0.3
Consulting Services	0.3
Cellular Telecom	0.3
Retail — Discount	0.3
Computers — Memory Devices	0.3
Paper & Related Products	0.3
Rubber — Tires	0.3
Broadcast Services/Program	0.3
Retail — Major Department Stores	0.2
Food — Catering	0.2
Medical Instruments	0.2
Television	0.2
Public Thoroughfares	0.2
Entertainment Software	0.2
Audio/Video Products	0.2
Retail — Building Products	0.2
Tools — Hand Held	0.2
Registered Investment Companies	0.2
Soap & Cleaning Preparation	0.2
Private Equity	0.2
Wireless Equipment	0.2
Banks — Fiduciary	0.2
Medical — HMO	0.2
Building Products — Air & Heating	0.2
Gold Mining	0.2
Computers	0.2
Retail — Drug Store	0.2
Medical Information Systems	0.2
Retail — Jewelry	0.2
Rental Auto/Equipment	0.2
Containers — Paper/Plastic	0.2
Medical — Hospitals	0.2
Retail — Auto Parts	0.2
Pharmacy Services	0.2
Non-Hazardous Waste Disposal	0.2
Metal — Diversified	0.2
Electric — Transmission	0.2
Cruise Lines	0.2
Telecommunication Equipment	0.2
Building Products — Cement	0.2
Auto — Heavy Duty Trucks	0.2
Human Resources	0.2
Office Automation & Equipment	0.1
Auto — Cars/Light Trucks	0.1
Internet Security	0.1
E-Commerce/Products	0.1
Optical Supplies	0.1
Metal Processors & Fabrication	0.1
Finance — Consumer Loans	0.1
Food — Meat Products	0.1
Electronic Security Devices	0.1
Satellite Telecom	0.1
Office Supplies & Forms	0.1
Web Hosting/Design	0.1

65

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited) — (continued)

Industry Allocation* (continued)

Savings & Loans/Thrifts	0.1%
Publishing — Periodicals	0.1
Resorts/Theme Parks	0.1
Metal — Copper	0.1
Retail — Regional Department Stores	0.1
Retail — Consumer Electronics	0.1
Transactional Software	0.1
Computers — Integrated Systems	0.1
Diagnostic Kits	0.1
Food — Dairy Products	0.1
Apparel Manufacturers	0.1
Oil Field Machinery & Equipment	0.1
Medical — Generic Drugs	0.1
Photo Equipment & Supplies	0.1
Computer Software	0.1
Machinery — Pumps	0.1
Non-Ferrous Metals	0.1
Power Converter/Supply Equipment	0.1
Transport — Truck	0.1
Dental Supplies & Equipment	0.1
Finance — Mortgage Loan/Banker	0.1
Retail — Catalog Shopping	0.1
Travel Services	0.1
Dialysis Centers	0.1
Finance — Leasing Companies	0.1
Retirement/Aged Care	0.1
Retail — Perfume & Cosmetics	0.1
E-Services/Consulting	0.1
Gas — Transportation	0.1
Decision Support Software	0.1
Security Services	0.1
Electronic Connectors	0.1
Silver Mining	0.1
Airlines	0.1
Building & Construction — Misc.	0.1
Instruments — Scientific	0.1
Retail — Automobile	0.1
Containers — Metal/Glass	0.1
Chemicals — Plastics	0.1
Machine Tools & Related Products	0.1
Building Products — Wood	0.1
Water Treatment Systems	0.1
Respiratory Products	0.1
Metal — Iron	0.1
Home Decoration Products	0.1
Radio	0.1
Aerospace/Defense	0.1
Steel — Specialty	0.1
Food — Confectionery	0.1
Retail — Home Furnishings	0.1
Aerospace/Defense — Equipment	0.1

99.9%

Country Allocation*

United States	56.1%
Japan	10.1
United Kingdom	5.3
Canada	3.4
France	3.1
Switzerland	2.8
Germany	2.4
Netherlands	2.1
Australia	2.0
Hong Kong	1.4
Spain	1.3
Bermuda	1.2
Ireland	1.2
Sweden	1.1
Singapore	1.1
Denmark	1.0
Italy	0.6
Belgium	0.6
Finland	0.6
Jersey	0.5
Cayman Islands	0.3
Norway	0.3
Curacao	0.3
New Zealand	0.3
Austria	0.2
Portugal	0.2
Luxembourg	0.2
Israel	0.1
Liberia	0.1

99.9%

*	Calculated as a percentage of net assets

66

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 93.8%
Australia — 2.0%
Amcor, Ltd.	22,626	$264,760
APA Group	49,311	349,489
ASX, Ltd.	15,070	654,824
BGP Holdings PLC†(1)(2)	60,919	14
Computershare, Ltd.	26,169	328,084
CSL, Ltd.	7,914	861,101
Dexus	63,132	496,817
Fortescue Metals Group, Ltd.	69,960	244,814
Goodman Group	33,750	223,217
GPT Group	103,827	426,294
Insurance Australia Group, Ltd.	93,362	509,306
QBE Insurance Group, Ltd.	23,435	189,943
Ramsay Health Care, Ltd.	6,273	332,536
Santos, Ltd.†	117,251	452,968
Scentre Group	70,481	226,700
Sonic Healthcare, Ltd.	11,410	193,352
South32, Ltd.	154,813	383,971
Stockland	80,658	287,932
Sydney Airport	38,727	218,053
Transurban Group	93,111	888,474
Vicinity Centres	94,165	199,934
Wesfarmers, Ltd.	11,407	380,650
Westfield Corp.	35,582	226,519
Woodside Petroleum, Ltd.	15,244	361,028
Woolworths, Ltd.	11,583	236,990

		8,937,770

Austria — 0.2%
Erste Group Bank AG	7,963	346,400
OMV AG	6,429	400,093
voestalpine AG	5,591	324,991

		1,071,484

Belgium — 0.6%
Ageas	5,216	256,389
Groupe Bruxelles Lambert SA	5,139	551,729
KBC Group NV	3,665	300,065
Proximus SADP	11,201	383,425
UCB SA	8,212	612,192
Umicore SA	13,816	643,254

		2,747,054

Bermuda — 1.2%
Arch Capital Group, Ltd.†	5,140	486,707
Axis Capital Holdings, Ltd.	3,374	176,764
Everest Re Group, Ltd.	2,701	593,140
Hongkong Land Holdings, Ltd.	29,900	218,796
IHS Markit, Ltd.†	14,311	638,557
Invesco, Ltd.	12,366	447,278
Jardine Matheson Holdings, Ltd.	4,000	250,258
Li & Fung, Ltd.	380,000	167,633
Norwegian Cruise Line Holdings, Ltd.†	5,016	271,666
NWS Holdings, Ltd.	120,000	218,905
RenaissanceRe Holdings, Ltd.	5,045	669,219
Shangri-La Asia, Ltd.	344,000	778,035
XL Group, Ltd.	10,099	392,043

		5,309,001

Canada — 3.4%
Agnico Eagle Mines, Ltd.	5,318	233,099
Alimentation Couche-Tard, Inc., Class B	4,191	213,716
AltaGas, Ltd.	7,389	167,980
ARC Resources, Ltd.	19,368	237,343
Bank of Montreal	7,598	584,625

Security Description	Shares	Value (Note 2)

Canada (continued)
BCE, Inc.	9,210	$440,744
Brookfield Asset Management, Inc., Class A	14,200	590,167
Cameco Corp.	16,563	155,340
Canadian Imperial Bank of Commerce	2,567	235,062
Canadian National Railway Co.	7,893	616,133
Canadian Tire Corp., Ltd., Class A	2,465	311,490
CGI Group, Inc., Class A†	5,081	268,159
CI Financial Corp.	13,200	298,244
Crescent Point Energy Corp.	13,896	101,354
Empire Co., Ltd., Class A	16,200	311,657
Encana Corp.	22,021	260,637
Fairfax Financial Holdings, Ltd.	849	466,560
First Capital Realty, Inc.	29,984	488,984
Fortis, Inc.	8,562	315,231
Franco-Nevada Corp.	2,469	201,152
Great-West Lifeco, Inc.	22,215	604,557
IGM Financial, Inc.	10,180	351,761
Industrial Alliance Insurance & Financial Services, Inc.	5,774	269,288
Intact Financial Corp.	8,048	675,205
Keyera Corp.	8,694	245,021
Manulife Financial Corp.	31,548	662,920
Metro, Inc., Class A	9,254	289,853
National Bank of Canada	5,260	259,178
Onex Corp.	3,661	264,725
Open Text Corp.	6,092	198,699
Pembina Pipeline Corp.	10,586	368,662
Power Corp. of Canada	15,066	381,744
Power Financial Corp.	11,025	302,084
RioCan Real Estate Investment Trust	7,948	153,397
Rogers Communications, Inc., Class B	5,695	295,576
Saputo, Inc.	6,025	204,453
Shaw Communications, Inc., Class B	29,396	655,067
Sun Life Financial, Inc.	8,746	345,596
Suncor Energy, Inc.	12,839	445,332
Thomson Reuters Corp.	14,735	648,950
Tourmaline Oil Corp.†	6,974	125,301
Trisura Group, Ltd.†	83	1,704
Turquoise Hill Resources, Ltd.†	54,175	160,407
Vermilion Energy, Inc.	5,604	197,637
Waste Connections, Inc.	3,708	255,222
Wheaton Precious Metals Corp.	7,836	163,929
Yamana Gold, Inc.	37,744	96,543

		15,120,488

Cayman Islands — 0.3%
ASM Pacific Technology, Ltd.	24,900	361,581
CK Asset Holdings, Ltd.	30,808	260,843
CK Hutchison Holdings, Ltd.	49,808	627,467
WH Group, Ltd.*	232,000	247,015

		1,496,906

Curacao — 0.3%
Schlumberger, Ltd.	19,117	1,201,503

Denmark — 1.0%
Chr. Hansen Holding A/S	3,663	332,746
Danske Bank A/S	6,869	256,798
DSV A/S	8,768	675,349
Genmab A/S†	1,023	201,357
Novo Nordisk A/S, Class B	24,237	1,253,892
Novozymes A/S, Class B	7,595	411,285
Pandora A/S	1,457	146,233
TDC A/S	41,179	250,906
Tryg A/S	10,121	245,689

67

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Denmark (continued)
Vestas Wind Systems A/S	2,688	$172,239
William Demant Holding A/S†	9,330	256,677

		4,203,171

Finland — 0.6%
Elisa Oyj	8,794	357,867
Kone Oyj, Class B	3,953	203,548
Metso Oyj	7,856	276,811
Nokia OYJ	74,983	376,585
Nokian Renkaat Oyj	5,042	220,368
Orion Oyj, Class B	5,436	200,724
Sampo Oyj, Class A	11,249	594,948
UPM-Kymmene Oyj	10,130	304,307

		2,535,158

France — 3.1%
Accor SA	4,597	230,662
Aeroports de Paris	2,815	536,982
Air Liquide SA	4,601	576,240
Arkema SA	2,361	289,030
Atos SE	2,660	393,422
AXA SA	24,468	738,847
Bureau Veritas SA	12,706	336,988
Capgemini SE	2,743	316,336
Casino Guichard Perrachon SA	3,259	198,382
Cie de Saint-Gobain	5,254	299,366
CNP Assurances	12,364	278,660
Credit Agricole SA	21,290	359,035
Danone SA	8,969	757,182
Dassault Systemes SE	5,876	631,666
Essilor International SA	5,692	732,346
Eutelsat Communications SA	9,358	212,006
Fonciere Des Regions	2,037	218,037
Gecina SA	2,109	351,456
ICADE	2,531	235,138
Iliad SA	890	208,229
Imerys SA	2,842	260,775
Klepierre	8,921	368,632
L’Oreal SA	5,556	1,228,834
Lagardere SCA	9,463	310,162
Legrand SA	5,384	403,661
Schneider Electric SE	4,708	404,701
SCOR SE	8,324	339,709
Societe BIC SA	1,493	173,382
Sodexo SA	5,101	666,933
Unibail-Rodamco SE	1,363	348,891
Veolia Environnement SA	10,211	258,336
Vivendi SA	16,981	452,085
Wendel SA	1,751	294,774
Zodiac Aerospace	7,756	228,019

		13,638,904

Germany — 2.4%
Allianz SE	5,828	1,374,467
Beiersdorf AG	7,692	915,751
Brenntag AG	5,411	337,013
Continental AG	1,377	366,844
Deutsche Wohnen AG	5,229	231,216
Fraport AG Frankfurt Airport Services Worldwide	3,354	334,186
Fresenius SE & Co. KGaA	4,930	355,627
FUCHS PETROLUB SE (Preference Shares).	5,308	278,982
Hannover Rueck SE	2,979	391,619
Henkel AG & Co. KGaA	1,677	204,295

Security Description	Shares	Value (Note 2)

Germany (continued)
Henkel AG & Co. KGaA (Preference Shares).	3,268	$443,554
Infineon Technologies AG	13,282	366,875
LANXESS AG	4,176	317,504
Linde AG	1,471	322,949
Merck KGaA	5,817	619,399
Muenchener Rueckversicherungs- Gesellschaft AG	3,369	749,946
SAP SE	14,724	1,658,720
Symrise AG	4,994	424,741
Telefonica Deutschland Holding AG	42,775	203,451
TUI AG	19,530	360,684
Vonovia SE	9,834	462,864

		10,720,687

Hong Kong — 1.4%
AIA Group, Ltd.	174,800	1,424,781
Bank of East Asia, Ltd.	76,000	335,554
BOC Hong Kong Holdings, Ltd.	61,000	309,766
Hang Lung Properties, Ltd.	92,000	217,116
Hang Seng Bank, Ltd.	17,700	438,310
Henderson Land Development Co., Ltd.	37,607	246,807
HKT Trust & HKT, Ltd.	123,000	154,303
Hong Kong & China Gas Co., Ltd.	407,479	795,536
Hong Kong Exchanges & Clearing, Ltd.	15,800	480,578
Link REIT	62,500	557,768
PCCW, Ltd.	360,000	214,135
Power Assets Holdings, Ltd.	20,000	170,977
Sun Hung Kai Properties, Ltd.	15,000	246,223
Swire Pacific, Ltd., Class A	16,500	158,721
Swire Properties, Ltd.	113,600	385,054
Techtronic Industries Co., Ltd.	43,500	251,980

		6,387,609

Ireland — 1.2%
Accenture PLC, Class A	8,675	1,283,987
Alkermes PLC†#	4,103	214,546
CRH PLC	8,730	301,247
DCC PLC	4,121	399,126
Jazz Pharmaceuticals PLC†	1,834	256,283
Johnson Controls International PLC	14,883	560,196
Kerry Group PLC, Class A	6,361	666,511
Pentair PLC	4,813	342,493
Perrigo Co. PLC#	5,230	456,108
Weatherford International PLC†#	47,110	155,463
Willis Towers Watson PLC	3,025	486,420

		5,122,380

Israel — 0.1%
Check Point Software Technologies, Ltd.†.	2,287	238,511
NICE, Ltd.	4,159	360,182

		598,693

Italy — 0.6%
Assicurazioni Generali SpA	34,830	638,013
Atlantia SpA	7,576	251,494
Intesa Sanpaolo SpA	146,572	491,936
Italgas SpA	12,326	78,123
Luxottica Group SpA	3,520	204,756
Snam SpA	61,634	310,916
Terna Rete Elettrica Nazionale SpA	60,973	377,042
UniCredit SpA†	8,344	168,023
Unione di Banche Italiane SpA	64,284	308,661

		2,828,964

68

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan — 10.1%
Aeon Co., Ltd.	14,600	$237,442
AEON Financial Service Co., Ltd.	8,700	194,450
Aisin Seiki Co., Ltd.	8,300	446,629
Ajinomoto Co., Inc.	11,000	202,512
Amada Holdings Co., Ltd.	18,000	239,877
Aozora Bank, Ltd.	5,200	202,230
Astellas Pharma, Inc.	32,800	416,877
Bridgestone Corp.	7,800	355,510
Canon, Inc.	17,600	672,870
Central Japan Railway Co.	1,900	353,695
Chiba Bank, Ltd.	79,000	606,722
Chubu Electric Power Co., Inc.	12,500	158,222
Chugai Pharmaceutical Co., Ltd.	5,000	259,704
Concordia Financial Group, Ltd.	45,800	251,979
Dai Nippon Printing Co., Ltd.	8,000	175,781
Dai-ichi Life Holdings, Inc.	16,600	340,732
Daiichi Sankyo Co., Ltd.	15,200	367,078
Daikin Industries, Ltd.	2,200	254,168
Daito Trust Construction Co., Ltd.	1,300	238,094
Daiwa House Industry Co., Ltd.	9,500	349,018
Denso Corp.	13,700	772,016
Dentsu, Inc.	3,800	171,897
East Japan Railway Co.	5,600	546,219
Eisai Co., Ltd.	3,900	221,710
FANUC Corp.	2,800	700,649
Fuji Electric Co., Ltd.	45,000	319,427
FUJIFILM Holdings Corp.	4,600	188,422
Hankyu Hanshin Holdings, Inc.	4,800	186,203
Hisamitsu Pharmaceutical Co., Inc.	3,000	169,167
Hitachi Chemical Co., Ltd.	9,900	261,681
Hitachi Metals, Ltd.	17,700	235,039
Hitachi, Ltd.	44,000	328,222
Hoya Corp.	12,800	622,866
Idemitsu Kosan Co., Ltd.	10,300	346,538
Inpex Corp.	24,600	279,506
Isuzu Motors, Ltd.	15,000	237,694
JFE Holdings, Inc.	14,000	331,036
JTEKT Corp.	16,100	278,029
JXTG Holdings, Inc.	91,800	518,372
Kajima Corp.	25,000	263,591
Kao Corp.	10,000	664,011
KDDI Corp.	23,700	680,328
Keikyu Corp.	13,000	252,972
Keio Corp.	6,200	274,147
Keyence Corp.	1,400	815,962
Kintetsu Group Holdings Co., Ltd.	4,200	164,597
Komatsu, Ltd.	10,600	330,425
Kubota Corp.	25,000	474,288
Kurita Water Industries, Ltd.	7,900	247,673
Kyocera Corp.	5,600	394,561
Kyowa Hakko Kirin Co., Ltd.	10,000	190,257
LIXIL Group Corp.	10,600	279,860
Mabuchi Motor Co., Ltd.	4,500	240,681
Marubeni Corp.	66,200	440,981
McDonald’s Holdings Co. Japan, Ltd.	6,400	279,559
MEIJI Holdings Co., Ltd.	1,700	148,267
Mitsubishi Chemical Holdings Corp.	39,800	433,528
Mitsubishi Corp.	16,100	404,097
Mitsubishi Electric Corp.	29,000	480,938
Mitsubishi Estate Co., Ltd.	10,000	178,880
Mitsubishi Logistics Corp.	7,000	187,589
Mitsubishi Materials Corp.	7,700	257,838

Security Description	Shares	Value (Note 2)

Japan (continued)
Mitsui & Co., Ltd.	29,600	$450,803
Mitsui Fudosan Co., Ltd.	12,000	272,321
MS&AD Insurance Group Holdings, Inc. .	8,100	264,239
Murata Manufacturing Co., Ltd.	1,600	217,883
Nagoya Railroad Co., Ltd.	6,200	152,049
NGK Insulators, Ltd.	10,000	192,925
NGK Spark Plug Co., Ltd.	14,200	328,946
Nidec Corp.	3,800	520,096
Nikon Corp.	13,400	266,585
Nintendo Co., Ltd.	1,500	608,999
Nippon Steel & Sumitomo Metal Corp.	12,600	306,661
Nippon Telegraph & Telephone Corp.	13,700	718,428
Nitori Holdings Co., Ltd.	1,400	229,108
NOK Corp.	10,500	256,585
NSK, Ltd.	45,900	695,045
NTT Data Corp.	18,500	218,375
NTT DOCOMO, Inc.	24,700	640,660
Omron Corp.	5,600	331,604
Ono Pharmaceutical Co., Ltd.	5,900	135,313
Oracle Corp. Japan	3,200	285,060
Oriental Land Co., Ltd.	4,100	365,078
ORIX Corp.	19,200	331,237
Osaka Gas Co., Ltd.	9,200	176,863
Otsuka Holdings Co., Ltd.	6,100	271,545
Panasonic Corp.	27,800	415,004
Rakuten, Inc.	17,000	174,787
Resona Holdings, Inc.	115,700	616,239
Ryohin Keikaku Co., Ltd.	700	219,036
Santen Pharmaceutical Co., Ltd.	16,600	253,442
Secom Co., Ltd.	4,000	300,505
Sekisui House, Ltd.	11,400	213,370
Shimadzu Corp.	13,000	311,115
Shimano, Inc.	1,200	166,123
Shin-Etsu Chemical Co., Ltd.	6,700	706,363
Shionogi & Co., Ltd.	4,000	223,271
Shiseido Co., Ltd.	7,800	382,204
Shizuoka Bank, Ltd.	74,000	732,955
SMC Corp.	700	284,781
SoftBank Group Corp.	12,800	1,087,592
Sony Corp.	12,900	600,485
Sumitomo Chemical Co., Ltd.	43,000	301,115
Sumitomo Corp.	34,800	545,399
Sumitomo Dainippon Pharma Co., Ltd.	10,300	149,626
Sumitomo Mitsui Financial Group, Inc.	14,200	577,204
Sumitomo Mitsui Trust Holdings, Inc.	5,800	216,072
Suntory Beverage & Food, Ltd.	4,900	212,240
Sysmex Corp.	2,700	205,563
TDK Corp.	3,300	271,348
Terumo Corp.	5,100	244,983
Tobu Railway Co., Ltd.	8,000	255,085
Tohoku Electric Power Co., Inc.	14,100	186,373
Tokio Marine Holdings, Inc.	10,400	460,800
Tokyo Electron, Ltd.	2,600	484,418
Tokyo Gas Co., Ltd.	9,200	215,877
Tokyu Corp.	13,500	216,873
Toppan Printing Co., Ltd.	20,000	187,184
Toray Industries, Inc.	28,000	264,506
TOTO, Ltd.	5,500	306,749
Toyoda Gosei Co., Ltd.	13,600	340,905
Toyota Industries Corp.	7,200	449,493
Toyota Motor Corp.	3,500	220,536
Toyota Tsusho Corp.	8,500	320,898

69

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Trend Micro, Inc.	9,900	$561,513
Unicharm Corp.	8,500	222,813
West Japan Railway Co.	4,500	331,477
Yahoo Japan Corp.	40,100	183,206
Yakult Honsha Co., Ltd.	3,400	265,960
Yamaguchi Financial Group, Inc.	19,000	227,312
Yamazaki Baking Co., Ltd.	9,000	173,314

		44,645,835

Jersey — 0.5%
Delphi Automotive PLC	3,496	365,926
Ferguson PLC	4,223	304,890
Randgold Resources, Ltd.	3,036	279,231
Shire PLC	16,732	829,999
WPP PLC	28,561	503,701

		2,283,747

Liberia — 0.1%
Royal Caribbean Cruises, Ltd.	2,630	325,804

Luxembourg — 0.2%
RTL Group SA	6,325	504,647
SES SA FDR	14,875	245,670
Tenaris SA	13,542	196,938

		947,255

Netherlands — 2.1%
Aegon NV	70,452	438,455
Akzo Nobel NV	3,724	335,577
ASML Holding NV	3,981	699,954
Boskalis Westminster NV	5,238	193,846
CNH Industrial NV	27,566	357,217
Core Laboratories NV#	3,430	345,572
EXOR NV	4,981	302,088
ING Groep NV	48,736	879,902
Koninklijke Ahold Delhaize NV	21,039	450,924
Koninklijke DSM NV	3,564	334,386
Koninklijke KPN NV	50,803	186,421
Koninklijke Philips NV	22,996	893,724
Koninklijke Vopak NV	4,605	195,021
LyondellBasell Industries NV, Class A	6,634	694,580
NN Group NV	13,556	595,829
QIAGEN NV	15,177	479,708
RELX NV	25,248	578,460
STMicroelectronics NV	31,470	714,508
Wolters Kluwer NV	11,114	576,099

		9,252,271

New Zealand — 0.3%
Auckland International Airport, Ltd.	69,767	304,955
Contact Energy, Ltd.	48,523	179,424
Fletcher Building, Ltd.	30,262	144,190
Ryman Healthcare, Ltd.	45,044	323,544
Spark New Zealand, Ltd.	95,487	237,007

		1,189,120

Norway — 0.3%
Gjensidige Forsikring ASA	23,102	419,129
Marine Harvest ASA	10,328	182,093
Orkla ASA	35,200	353,079
Telenor ASA	11,202	251,221

		1,205,522

Papua New Guinea — 0.0%
Oil Search, Ltd.	36,637	196,584

Security Description	Shares	Value (Note 2)

Portugal — 0.2%
Banco Espirito Santo SA†(1)(2)	126,030	$0
EDP - Energias de Portugal SA	93,029	326,165
Galp Energia SGPS SA	33,940	640,971

		967,136

Singapore — 1.1%
Broadcom, Ltd.	4,530	1,259,068
CapitaLand, Ltd.	80,000	210,229
City Developments, Ltd.	29,500	266,479
ComfortDelGro Corp., Ltd.	159,000	236,541
DBS Group Holdings, Ltd.	27,000	491,479
Jardine Cycle & Carriage, Ltd.	9,200	272,531
Oversea-Chinese Banking Corp., Ltd.	106,000	983,821
Singapore Telecommunications, Ltd.	97,000	268,271
StarHub, Ltd.	112,000	237,164
United Overseas Bank, Ltd.	27,000	527,023

		4,752,606

Spain — 1.3%
Aena SME SA*	1,353	269,370
Amadeus IT Group SA	6,764	488,363
Banco Bilbao Vizcaya Argentaria SA	92,461	791,308
Banco de Sabadell SA	138,750	279,593
Banco Santander SA	182,417	1,226,709
Bankinter SA	27,525	265,843
CaixaBank SA	80,880	384,923
Enagas SA	7,953	233,563
Grifols SA	10,560	308,308
Red Electrica Corp. SA	13,704	310,089
Repsol SA	25,496	468,196
Telefonica SA	60,355	618,650

		5,644,915

SupraNational — 0.0%
HK Electric Investments & HK Electric Investments, Ltd.*	191,000	175,636

Sweden — 1.1%
ASSA ABLOY AB, Class B	30,513	618,794
Atlas Copco AB, Class A	11,320	486,635
Atlas Copco AB, Class B	7,859	302,170
Boliden AB	9,577	303,602
Essity AB, Class B†	6,725	195,601
Getinge AB, Class B	9,028	162,550
Hennes & Mauritz AB, Class B	7,515	177,048
Hexagon AB, Class B	5,022	246,827
Industrivarden AB, Class C	11,313	276,062
Investor AB, Class B	16,914	790,411
Nordea Bank AB	21,352	250,346
Skandinaviska Enskilda Banken AB, Class A	20,839	247,575
Svenska Cellulosa AB SCA, Class B	6,725	65,636
Svenska Handelsbanken AB, Class A	38,558	527,165
Telefonaktiebolaget LM Ericsson, Class B	32,965	207,470

		4,857,892

Switzerland — 2.8%
ABB, Ltd.	28,594	731,908
Aryzta AG	5,640	188,581
Baloise Holding AG	1,739	267,988
Chubb, Ltd.	13,729	2,088,318
Coca-Cola HBC AG	11,386	363,686
EMS-Chemie Holding AG	379	252,866
Garmin, Ltd.#	4,306	267,316
Geberit AG	1,734	753,820
Givaudan SA	203	461,677

70

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Switzerland (continued)
Kuehne & Nagel International AG	1,294	$227,472
Pargesa Holding SA	6,739	579,166
Partners Group Holding AG	508	348,968
Schindler Holding AG	1,585	352,863
Schindler Holding AG (Participation Certificate)	1,303	294,276
SGS SA	169	418,174
Sika AG	52	401,584
Sonova Holding AG	3,591	572,464
Swatch Group AG	670	244,552
Swiss Life Holding AG	909	305,005
Swiss Prime Site AG	12,310	1,061,342
Swiss Re AG	4,613	432,732
Swisscom AG	1,889	996,938
Vifor Pharma AG	1,560	196,675
Zurich Insurance Group AG	1,749	528,253

		12,336,624

United Kingdom — 5.3%
3i Group PLC	53,962	657,972
Admiral Group PLC	14,174	368,018
Aggreko PLC	10,823	124,352
Antofagasta PLC	29,780	366,618
Aon PLC	3,253	456,136
Ashtead Group PLC	12,566	323,006
Auto Trader Group PLC*	37,662	171,296
Aviva PLC	77,931	538,897
Berkeley Group Holdings PLC	9,279	479,075
British Land Co. PLC	35,934	305,928
BT Group PLC	174,256	614,757
Bunzl PLC	33,711	964,789
Burberry Group PLC	11,844	275,107
Capita PLC	35,704	225,530
Compass Group PLC	25,390	515,234
Croda International PLC	4,382	253,446
Direct Line Insurance Group PLC	85,325	422,131
Dixons Carphone PLC	73,651	158,636
Fresnillo PLC	16,790	292,926
GKN PLC	50,050	210,211
Hammerson PLC	52,725	370,553
Hargreaves Lansdown PLC	10,788	233,814
Hikma Pharmaceuticals PLC	10,925	152,247
Inmarsat PLC	21,082	137,675
InterContinental Hotels Group PLC	7,447	436,902
Intertek Group PLC	10,773	762,395
Intu Properties PLC	104,195	276,946
Investec PLC	31,544	220,686
ITV PLC	74,244	160,656
Johnson Matthey PLC	5,956	243,423
Kingfisher PLC	40,468	181,922
Land Securities Group PLC	19,687	247,600
Legal & General Group PLC	161,043	582,155
Liberty Global PLC LiLAC, Class C†	5,443	112,942
Liberty Global PLC, Class A†	6,033	191,608
Liberty Global PLC, Class C†	7,042	217,105
London Stock Exchange Group PLC	7,068	361,657
Marks & Spencer Group PLC	41,696	176,658
Mediclinic International PLC	12,171	92,636
Merlin Entertainments PLC*	36,892	175,729
Mondi PLC	10,072	240,517
National Grid PLC	70,378	838,925
NEX Group PLC	18,206	146,162
Next PLC	6,024	364,691

Security Description	Shares	Value (Note 2)

United Kingdom (continued)
Nielsen Holdings PLC	6,062	$222,597
Old Mutual PLC	98,150	262,216
Pearson PLC	26,239	251,324
Persimmon PLC	9,136	313,890
Provident Financial PLC	5,712	67,616
RELX PLC	32,929	765,567
Royal Mail PLC	26,021	155,124
RSA Insurance Group PLC	57,944	476,938
Sage Group PLC	44,535	466,744
Schroders PLC	9,585	447,746
Segro PLC	54,440	403,671
Sky PLC†	53,434	675,592
Smith & Nephew PLC	25,446	450,057
Smiths Group PLC	18,020	361,934
SSE PLC	33,488	620,308
St James’s Place PLC	33,593	551,821
Tate & Lyle PLC	34,732	316,276
TechnipFMC PLC	6,714	191,573
TP ICAP PLC	14,877	101,716
Travis Perkins PLC	8,814	191,870
United Utilities Group PLC	43,128	478,728
Weir Group PLC	9,425	248,801
Whitbread PLC	4,680	226,026
Worldpay Group PLC*	130,782	746,115

		23,643,919

United States — 50.0%
A.O. Smith Corp.	4,170	264,461
AbbVie, Inc.	20,175	1,955,361
Activision Blizzard, Inc.	9,737	607,589
Acuity Brands, Inc.#	725	124,280
Adobe Systems, Inc.†	7,642	1,386,794
Advance Auto Parts, Inc.	1,590	160,590
Affiliated Managers Group, Inc.	2,068	410,850
Aflac, Inc.	9,919	869,301
Agilent Technologies, Inc.	8,640	598,234
AGNC Investment Corp.#	9,173	182,543
Air Products & Chemicals, Inc.	5,168	842,591
Akamai Technologies, Inc.†	3,270	182,401
Albemarle Corp.#	3,348	449,703
Alexion Pharmaceuticals, Inc.†	3,951	433,859
Alleghany Corp.†	398	232,750
Alliance Data Systems Corp.	920	220,128
Allstate Corp.	13,980	1,435,187
Alphabet, Inc., Class A†	4,082	4,229,646
Alphabet, Inc., Class C†	3,801	3,882,379
American Express Co.	15,233	1,488,416
American Tower Corp.	10,755	1,547,967
American Water Works Co., Inc.	5,568	509,806
Ameriprise Financial, Inc.	4,466	728,985
AMETEK, Inc.	4,930	358,362
Amgen, Inc.	13,075	2,296,754
Amphenol Corp., Class A	3,249	294,327
Anadarko Petroleum Corp.	8,297	399,003
Analog Devices, Inc.	10,056	865,922
Annaly Capital Management, Inc.	16,295	190,163
ANSYS, Inc.†	4,693	695,456
Antero Resources Corp.†#	6,732	127,908
Apache Corp.#	11,520	481,882
Applied Materials, Inc.	9,271	489,231
Assurant, Inc.	5,876	592,712
Atmos Energy Corp.	4,547	419,643
Autodesk, Inc.†	3,354	367,934

71

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Automatic Data Processing, Inc.	12,257	$1,402,936
AvalonBay Communities, Inc.	1,148	208,167
Avery Dennison Corp.	3,669	418,706
Baker Hughes a GE Co., LLC	4,989	148,323
Ball Corp.#	6,352	253,508
Baxter International, Inc.	9,257	606,611
BB&T Corp.	10,844	535,910
Becton Dickinson and Co.	3,884	886,368
Bed Bath & Beyond, Inc.	4,159	93,120
Berkshire Hathaway, Inc., Class B†	17,072	3,295,067
Best Buy Co., Inc.	5,850	348,718
Biogen, Inc.†	2,412	777,074
BioMarin Pharmaceutical, Inc.†	3,122	267,868
Black Knight, Inc.†	2,836	127,336
BlackRock, Inc.	2,225	1,115,148
Boston Properties, Inc.	1,856	232,705
Brixmor Property Group, Inc.	13,251	239,446
Broadridge Financial Solutions, Inc.	2,802	252,909
C.H. Robinson Worldwide, Inc.#	4,142	358,904
CA, Inc.	12,878	425,875
Cabot Oil & Gas Corp.	10,408	301,312
Calpine Corp.†	12,240	183,845
Campbell Soup Co.	2,840	140,012
Capital One Financial Corp.	8,990	827,080
CarMax, Inc.†	3,715	256,001
Caterpillar, Inc.	4,114	580,691
CBRE Group, Inc., Class A†	6,735	292,030
CBS Corp., Class B	8,634	484,022
CDW Corp.	4,492	314,485
Celanese Corp., Series A	5,247	562,688
Celgene Corp.†	10,195	1,027,962
Centene Corp.†	3,324	339,347
CenterPoint Energy, Inc.	9,924	297,819
CenturyLink, Inc.	23,530	343,303
Cerner Corp.†	10,843	766,492
Charles Schwab Corp.	16,947	826,844
Chipotle Mexican Grill, Inc.†#	435	132,410
Church & Dwight Co., Inc.	5,892	277,454
Cimarex Energy Co.	1,884	218,751
Cincinnati Financial Corp.	7,048	526,697
Cintas Corp.	2,934	461,929
Cisco Systems, Inc.	76,377	2,848,862
CIT Group, Inc.#	5,817	289,919
Citizens Financial Group, Inc.	9,141	372,039
Citrix Systems, Inc.†	3,998	350,345
Clorox Co.	10,593	1,475,499
CME Group, Inc.	5,673	848,340
CMS Energy Corp.	10,564	527,144
Cognizant Technology Solutions Corp., Class A.	8,995	650,159
Colgate-Palmolive Co.	16,984	1,230,491
Comcast Corp., Class A	72,044	2,704,532
Comerica, Inc.	4,468	372,229
Concho Resources, Inc.†#	1,786	249,790
Cooper Cos., Inc.	1,050	253,239
Corning, Inc.	14,840	480,668
Crown Castle International Corp.	8,215	928,295
CSX Corp.	17,593	980,810
D.R. Horton, Inc.	5,759	293,709
Danaher Corp.	15,390	1,452,200
Deere & Co.	8,676	1,300,185
DENTSPLY SIRONA, Inc.	5,808	389,194
Devon Energy Corp.	11,720	451,572
Digital Realty Trust, Inc.#	2,876	335,629

Security Description	Shares	Value (Note 2)

United States (continued)
Discover Financial Services	7,023	$495,824
Discovery Communications, Inc., Class A†#	14,639	278,434
Discovery Communications, Inc., Class C†#	15,464	279,589
DISH Network Corp., Class A†	5,080	257,302
Dollar Tree, Inc.†	4,673	480,197
Dover Corp.	9,002	879,585
Dr Pepper Snapple Group, Inc.	16,163	1,457,741
Dun & Bradstreet Corp.	2,788	343,231
DXC Technology Co.	1,687	162,188
E*TRADE Financial Corp.†	7,743	372,748
Eaton Vance Corp.	7,373	407,579
eBay, Inc.†	16,919	586,582
Ecolab, Inc.	6,409	871,111
Edgewell Personal Care Co.†	2,539	147,237
Edwards Lifesciences Corp.†	4,134	484,505
Electronic Arts, Inc.†	4,406	468,578
Emerson Electric Co.	22,504	1,458,709
EOG Resources, Inc.	6,297	644,309
EQT Corp.	4,034	240,426
Equinix, Inc.	1,497	695,342
Equity Residential	4,349	290,600
Estee Lauder Cos., Inc., Class A	5,535	690,934
Eversource Energy	9,632	624,635
Expedia, Inc.	2,598	318,255
Expeditors International of Washington, Inc.	11,730	759,869
Express Scripts Holding Co.†	10,839	706,486
Extra Space Storage, Inc.	3,906	333,416
Facebook, Inc., Class A†	26,433	4,683,399
Fastenal Co.#	8,190	429,074
Federal Realty Investment Trust	3,058	404,298
Fidelity National Information Services, Inc.	8,745	824,916
Fifth Third Bancorp	15,741	480,258
First Republic Bank	3,876	370,313
Fiserv, Inc.†	7,981	1,049,102
FleetCor Technologies, Inc.†	1,246	226,610
Flowserve Corp.	4,021	171,214
FNF Group	9,250	374,255
Ford Motor Co.	46,034	576,346
Fortive Corp.	7,695	574,432
Franklin Resources, Inc.	7,712	334,315
Gartner, Inc.†#	1,876	226,790
General Mills, Inc.	20,561	1,162,930
Genuine Parts Co.	3,093	287,556
GGP, Inc.	7,155	168,142
Gilead Sciences, Inc.	16,851	1,260,118
Hanesbrands, Inc.#	9,177	191,708
Hasbro, Inc.	5,283	491,425
HCA Healthcare, Inc.†	3,556	302,260
HCP, Inc.	7,868	208,030
Helmerich & Payne, Inc.#	2,696	157,932
Hess Corp.#	6,603	302,946
Hewlett Packard Enterprise Co.	19,643	274,020
Hilton Grand Vacations, Inc.†	800	31,976
Hilton Worldwide Holdings, Inc.	2,668	206,930
HollyFrontier Corp.	7,449	331,332
Hormel Foods Corp.#	10,317	376,055
Host Hotels & Resorts, Inc.	16,843	333,323
HP, Inc.	24,752	530,930
Humana, Inc.	1,960	511,286
Illinois Tool Works, Inc.	2,451	414,832
Illumina, Inc.†	1,489	342,515
Incyte Corp.†	2,512	248,663
Ingredion, Inc.	1,834	253,972

72

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Intel Corp.	67,608	$3,031,543
Intercontinental Exchange, Inc.	16,675	1,191,429
International Business Machines Corp.	12,454	1,917,542
International Flavors & Fragrances, Inc.	4,707	731,656
International Paper Co.	7,172	406,007
Interpublic Group of Cos., Inc.	10,654	210,736
Intuit, Inc.	7,491	1,177,735
IQVIA Holdings, Inc.†	2,810	286,648
Iron Mountain, Inc.	4,511	184,365
J.M. Smucker Co.	1,985	231,590
JB Hunt Transport Services, Inc.	3,516	390,768
Jones Lang LaSalle, Inc.	2,807	428,039
Juniper Networks, Inc.	8,086	224,467
Kansas City Southern	2,001	224,392
KeyCorp	16,491	312,999
Kimberly-Clark Corp.	15,783	1,890,172
Kinder Morgan, Inc.	22,465	387,072
KLA-Tencor Corp.	9,492	970,462
Kohl’s Corp.#	7,846	376,373
Kraft Heinz Co.	7,293	593,431
Kroger Co.	9,558	247,170
L Brands, Inc.#	4,771	267,510
Laboratory Corp. of America Holdings†	3,264	516,593
Lam Research Corp.	4,219	811,440
Lear Corp.	2,301	416,228
Liberty Interactive Corp. QVC Group, Class A†	15,276	372,734
Liberty Media Corp. - Liberty SiriusXM, Series C†	5,871	239,596
Lincoln National Corp.	4,705	360,168
LKQ Corp.†	10,988	433,147
Loews Corp.	5,566	279,858
Lowe’s Cos., Inc.	9,390	782,844
M&T Bank Corp.	3,811	643,868
Macerich Co.#	2,125	137,594
Macy’s, Inc.#	6,279	149,440
Marathon Oil Corp.	19,432	288,371
Markel Corp.†#	505	558,984
Marriott International, Inc., Class A	4,761	604,647
Marsh & McLennan Cos., Inc.	7,787	653,563
Masco Corp.	5,856	251,281
Mastercard, Inc., Class A	14,855	2,235,232
Mattel, Inc.#	12,911	235,626
Maxim Integrated Products, Inc.	5,112	267,511
McCormick & Co., Inc.#	2,150	219,687
MEDNAX, Inc.†	4,160	207,126
Microchip Technology, Inc.#	7,794	678,000
Micron Technology, Inc.†	15,302	648,652
Microsoft Corp.	105,527	8,882,208
Mid-America Apartment Communities, Inc.	1,694	173,533
Monster Beverage Corp.†	6,084	381,284
Mosaic Co.	6,964	169,156
Motorola Solutions, Inc.	5,584	525,510
MSCI, Inc.	2,388	307,336
Murphy Oil Corp.#	10,560	295,152
Nasdaq, Inc.	6,716	531,639
National Oilwell Varco, Inc.#	13,658	458,226
Navient Corp.	15,252	192,328
NetApp, Inc.	7,429	419,813
Netflix, Inc.†	4,682	878,250
New York Community Bancorp, Inc.	12,075	161,080
Newell Brands, Inc.	7,862	243,486
Newfield Exploration Co.†#	4,586	141,845
NiSource, Inc.	13,830	380,740
Noble Energy, Inc.	9,481	249,350

Security Description	Shares	Value (Note 2)

United States (continued)
Nordstrom, Inc.#	4,711	$214,115
Norfolk Southern Corp.	4,381	607,338
Northern Trust Corp.	5,252	513,541
Nucor Corp.	9,846	566,145
NVIDIA Corp.	10,317	2,070,725
O’Reilly Automotive, Inc.†	1,151	271,878
Occidental Petroleum Corp.	6,941	489,340
OGE Energy Corp.	6,618	236,660
Omnicom Group, Inc.	11,877	848,493
ONEOK, Inc.	7,889	409,439
Oracle Corp.	40,001	1,962,449
PACCAR, Inc.	4,720	331,958
Palo Alto Networks, Inc.†#	1,448	211,046
Park Hotels & Resorts, Inc.	1,768	51,626
Parker-Hannifin Corp.	4,152	778,458
Paychex, Inc.	19,483	1,311,401
PayPal Holdings, Inc.†	15,885	1,202,971
People’s United Financial, Inc.	22,008	418,592
PepsiCo, Inc.	28,141	3,278,989
Pioneer Natural Resources Co.	1,932	301,469
PNC Financial Services Group, Inc.	10,505	1,476,583
PPL Corp.	31,005	1,136,953
Priceline Group, Inc.†	616	1,071,661
Principal Financial Group, Inc.	9,465	670,027
Procter & Gamble Co.	38,851	3,496,201
Progressive Corp.	24,476	1,301,634
Prologis, Inc.	6,021	398,771
Prudential Financial, Inc.	8,857	1,025,995
Public Storage	1,999	426,027
QUALCOMM, Inc.	21,544	1,429,229
Quest Diagnostics, Inc.	6,487	638,710
Range Resources Corp.#	5,909	106,480
Raymond James Financial, Inc.	5,302	468,167
Red Hat, Inc.†	2,648	335,660
Regeneron Pharmaceuticals, Inc.†	1,040	376,334
Regions Financial Corp.	21,191	351,559
Republic Services, Inc.	6,786	440,683
ResMed, Inc.#	2,871	245,183
Robert Half International, Inc.	4,872	277,899
Rockwell Automation, Inc.	4,117	794,910
Roper Technologies, Inc.	4,838	1,292,762
Ross Stores, Inc.	6,969	529,853
S&P Global, Inc.	4,248	702,959
salesforce.com, Inc.†	8,590	896,109
SBA Communications Corp.†	5,672	962,822
Scripps Networks Interactive, Inc., Class A	4,556	372,863
Sealed Air Corp.#	3,953	189,942
SEI Investments Co.	4,295	302,196
ServiceNow, Inc.†#	2,686	330,378
Simon Property Group, Inc.	3,310	535,392
Snap-on, Inc.#	2,120	359,192
Southwest Airlines Co.	4,588	278,354
Southwestern Energy Co.†	14,608	92,907
Splunk, Inc.†#	3,227	258,450
Stanley Black & Decker, Inc.	3,498	593,366
Starbucks Corp.	23,035	1,331,884
Stryker Corp.	4,534	707,304
SunTrust Banks, Inc.	10,302	634,912
Synchrony Financial	10,798	387,540
T. Rowe Price Group, Inc.	6,856	705,620
Tapestry, Inc.	5,861	244,345
TD Ameritrade Holding Corp.	8,363	427,935
Texas Instruments, Inc.	11,801	1,148,119

73

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Thermo Fisher Scientific, Inc.	8,190	$1,578,704
Tiffany & Co.	3,930	371,385
TJX Cos., Inc.	13,325	1,006,704
Toll Brothers, Inc.	6,710	337,714
Torchmark Corp.	13,741	1,220,888
Total System Services, Inc.	7,477	555,990
Tractor Supply Co.	1,874	127,882
TransDigm Group, Inc.#	831	235,829
Travelers Cos., Inc.	9,938	1,347,295
Trimble, Inc.†	10,103	424,225
TripAdvisor, Inc.†#	2,793	96,694
Twenty-First Century Fox, Inc., Class B	14,171	441,427
UGI Corp.	5,791	283,817
Ulta Beauty, Inc.†	1,451	321,701
Union Pacific Corp.	14,034	1,775,301
United Parcel Service, Inc., Class B	13,351	1,621,479
United Rentals, Inc.†	2,725	434,583
United Therapeutics Corp.†	2,180	283,378
US Bancorp	30,198	1,665,420
Valero Energy Corp.	4,416	378,098
Vantiv, Inc., Class A†#	3,592	269,400
Varian Medical Systems, Inc.†	3,147	351,677
Ventas, Inc.	5,335	341,493
VeriSign, Inc.†#	5,122	589,542
Verisk Analytics, Inc.†	6,616	637,915
Vertex Pharmaceuticals, Inc.†	4,679	675,133
Viacom, Inc., Class B	7,902	223,785
Visa, Inc., Class A#	27,304	3,074,157
Vornado Realty Trust	3,640	282,537
Voya Financial, Inc.	7,253	320,583
Vulcan Materials Co.	2,163	271,781
Walgreens Boots Alliance, Inc.	10,661	775,694
Walt Disney Co.	21,553	2,259,185
Waters Corp.†	1,325	261,250
WEC Energy Group, Inc.#	6,906	479,898
Welltower, Inc.	4,073	274,765
Western Digital Corp.	3,913	308,579
Western Union Co.	11,620	228,798
WestRock Co.	4,699	293,265
Weyerhaeuser Co.	7,956	281,483
Whirlpool Corp.	1,088	183,404
WR Berkley Corp.#	7,712	533,053
WW Grainger, Inc.#	1,740	385,079
Wyndham Worldwide Corp.	2,547	286,257
Xerox Corp.	5,582	165,562
Yum! Brands, Inc.	5,094	425,196
Zoetis, Inc.	6,582	475,813

		221,172,989

Total Long-Term Investment Securities
(cost $324,394,951)		415,517,627

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Registered Investment Companies — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(3)(4)	946,717	946,717

U.S. Government Treasuries — 0.7%
United States Treasury Bills
1.11% due 02/01/2018(5)	$1,000,000	998,050
1.27% due 03/01/2018(5)	2,000,000	1,993,756

		2,991,806

Total Short-Term Investment Securities
(cost $3,938,466)		3,938,523

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 5.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 11/30/2017, to be repurchased 12/01/2017 in the amount of $22,832,076 collateralized by $16,055,000 of U.S. Treasury Inflation Index Bonds, bearing interest at 2.13% due 02/15/2040 and having an approximate value of $23,292,739 (cost $22,832,000)	$22,832,000	$22,832,000

TOTAL INVESTMENTS
(cost $351,165,417)(6)	99.9%	442,288,150
Other assets less liabilities	0.1	519,132

NET ASSETS	100.0%	$442,807,282

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2017, the aggregate value of these securities was $1,785,161 representing 0.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Security classified as Level 3 (see Note 2).
(2)	Illiquid security. At November 30, 2017, the aggregate value of these securities was $14 representing 0.0% of net assets.
(3)	At November 30, 2017, the Fund had loaned securities with a total value of $15,541,849. This was secured by collateral of $946,717, which was received in cash and subsequently invested in short-term investments currently valued at $946,717 as reported in the Portfolio of Investments. Additional collateral of $14,741,698 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$1,798,703
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	941,656
Government National Mtg. Assoc.	2.50% to 3.50%	06/20/2045 to 11/20/2046	1,805,622
United States Treasury Bills	0.00%	12/14/2017 to 07/19/2018	328,040
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2017 to 02/15/2047	9,867,677

(4)	The rate shown is the 7-day yield as of November 30, 2017.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 5 for cost of investments on a tax basis.

FDR—Fiduciary Depositary Receipt

74

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
202	Long	S&P 500 E-Mini Index	December 2017	$25,190,006	$26,743,790	$1,553,784

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$8,937,756	**	$14	$8,937,770
Portugal	—	967,136	**	0	967,136
Other Countries	251,711,333	153,901,388	**	—	405,612,721
Short-Term Investment Securities:
Registered Investment Companies	946,717	—		—	946,717
U.S. Government Treasuries	—	2,991,806		—	2,991,806
Repurchase Agreements	—	22,832,000		—	22,832,000

Total Investments at Value	$252,658,050	$189,630,086		$14	$442,288,150

Other Financial Instruments:†
Futures Contracts	$1,553,784	$—		$—	$1,553,784

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $161,943,748 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

75

VALIC Company I Global Strategy Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

Sovereign	25.0%
Diversified Banking Institutions	6.8
Medical — Drugs	5.4
Oil Companies — Integrated	5.2
Foreign Government Obligations	3.2
Medical — Biomedical/Gene	2.9
U.S. Government Agencies	2.6
Banks — Commercial	2.3
Electronic Components — Semiconductors	2.2
Web Portals/ISP	2.2
Oil Companies — Exploration & Production	2.1
Telecom Services	2.0
Chemicals — Diversified	1.8
Insurance — Multi-line	1.7
Aerospace/Defense	1.6
Medical Instruments	1.6
Enterprise Software/Service	1.5
Cellular Telecom	1.5
Time Deposits	1.5
Applications Software	1.4
Computers	1.3
Electronic Components — Misc.	1.3
Diversified Financial Services	1.2
Cable/Satellite TV	1.1
Telephone — Integrated	1.0
Insurance — Life/Health	1.0
Audio/Video Products	1.0
Banks — Super Regional	0.9
Beverages — Non-alcoholic	0.9
Semiconductor Components — Integrated Circuits	0.8
Building Products — Cement	0.7
Retail — Misc./Diversified	0.7
Building & Construction Products — Misc.	0.7
Diversified Operations	0.6
Registered Investment Companies	0.6
Telecommunication Equipment	0.6
Multimedia	0.6
Precious Metals	0.6
Diversified Manufacturing Operations	0.6
Retail — Drug Store	0.5
Cosmetics & Toiletries	0.5
Medical — Generic Drugs	0.5
Tools — Hand Held	0.5
Computer Services	0.5
Auto/Truck Parts & Equipment — Original	0.5
Diagnostic Kits	0.5
Diversified Minerals	0.5
Gold Mining	0.4
Oil & Gas Drilling	0.4
Electric — Distribution	0.4
Retail — Building Products	0.4
Aerospace/Defense — Equipment	0.4
Retail — Auto Parts	0.4
Agricultural Chemicals	0.4
Water	0.4
Satellite Telecom	0.4
Rubber — Tires	0.4
Auto — Cars/Light Trucks	0.3
Medical — Wholesale Drug Distribution	0.3
Central Bank	0.1

99.4%

Country Allocation*

United States	27.3%
United Kingdom	9.2
South Korea	8.0
Mexico	7.7
Japan	6.0
France	4.8
Brazil	4.4
Indonesia	3.6
Germany	3.2
India	3.0
Switzerland	1.9
China	1.7
Argentina	1.7
Netherlands	1.7
Cayman Islands	1.5
Ireland	1.5
Canada	1.5
Colombia	1.3
Norway	1.3
Taiwan	0.8
Portugal	0.8
Thailand	0.8
Italy	0.7
Ghana	0.7
South Africa	0.6
Philippines	0.6
Israel	0.5
Jersey	0.5
Sweden	0.5
Singapore	0.4
Luxembourg	0.4
Hong Kong	0.3
Bermuda	0.3
Ukraine	0.2

99.4%

*	Calculated as a percentage of net assets

76

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 66.4%
Bermuda — 0.3%
Kunlun Energy Co., Ltd.#	1,414,000	$1,224,454

Canada — 1.5%
Alamos Gold, Inc., Class A#	266,430	1,686,502
Husky Energy, Inc.†	168,200	2,037,721
Tahoe Resources, Inc.#	77,500	343,603
Wheaton Precious Metals Corp.#	94,700	1,981,129

		6,048,955

Cayman Islands — 1.5%
Baidu, Inc. ADR†	15,420	3,678,904
CK Hutchison Holdings, Ltd.	206,000	2,595,129

		6,274,033

China — 1.7%
China Life Insurance Co., Ltd.	853,000	2,779,356
China Telecom Corp., Ltd.	6,502,000	3,142,884
Sinopharm Group Co., Ltd.	311,600	1,231,855

		7,154,095

France — 4.8%
AXA SA	120,613	3,642,084
BNP Paribas SA	54,815	4,152,265
Cie de Saint-Gobain	50,563	2,881,014
Cie Generale des Etablissements Michelin	9,770	1,417,818
Credit Agricole SA	80,663	1,360,301
Sanofi	27,802	2,538,166
TOTAL SA	34,111	1,925,907
Veolia Environnement SA	59,578	1,507,309

		19,424,864

Germany — 3.2%
Bayer AG	10,440	1,330,907
HeidelbergCement AG	13,360	1,421,789
Innogy SE*	34,590	1,598,893
LANXESS AG#	42,689	3,245,674
Merck KGaA	31,500	3,354,146
Siemens AG ADR	32,997	2,244,456

		13,195,865

Hong Kong — 0.3%
China Mobile, Ltd.	132,500	1,344,549

Ireland — 1.5%
Allergan PLC	16,865	2,931,643
CRH PLC	51,831	1,788,536
Medtronic PLC	17,000	1,396,210

		6,116,389

Israel — 0.5%
Teva Pharmaceutical Industries, Ltd. ADR#	145,240	2,152,457

Italy — 0.7%
Eni SpA	178,033	2,924,189

Japan — 6.0%
IHI Corp.#	49,900	1,555,128
Inpex Corp.	157,800	1,792,931
Nissan Motor Co., Ltd.	141,600	1,374,821
Omron Corp.	51,800	3,067,336
Panasonic Corp.	270,400	4,036,590
Ryohin Keikaku Co., Ltd.	9,600	3,003,927
SoftBank Group Corp.	49,800	4,231,413
Sumitomo Metal Mining Co., Ltd.	50,500	1,968,913
Suntory Beverage & Food, Ltd.	80,300	3,478,132

		24,509,191

Security Description	Shares	Value (Note 2)

Jersey — 0.5%
Shire PLC	39,013	$1,935,259

Luxembourg — 0.4%
SES SA FDR	87,210	1,440,327

Netherlands — 1.7%
ING Groep NV	123,209	2,224,473
LyondellBasell Industries NV, Class A	24,500	2,565,150
QIAGEN NV	62,864	1,986,979

		6,776,602

Norway — 1.3%
Telenor ASA	169,332	3,797,520
Yara International ASA	34,060	1,512,219

		5,309,739

Portugal — 0.8%
Galp Energia SGPS SA	164,430	3,105,331

Singapore — 0.4%
Singapore Telecommunications, Ltd.	537,000	1,485,168

South Korea — 3.5%
Hana Financial Group, Inc.	66,154	2,883,168
Hyundai Mobis Co., Ltd.	7,998	2,006,786
KB Financial Group, Inc. ADR	37,228	2,059,081
Samsung Electronics Co., Ltd.	3,202	7,523,142

		14,472,177

Sweden — 0.5%
Getinge AB, Class B	104,948	1,889,602

Switzerland — 1.9%
Novartis AG	15,580	1,333,069
Roche Holding AG	11,730	2,959,969
UBS Group AG	201,460	3,482,212

		7,775,250

Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	448,914	3,379,637

Thailand — 0.8%
Bangkok Bank PCL NVDR	507,900	3,102,879

United Kingdom — 9.2%
Aviva PLC	205,331	1,419,874
BAE Systems PLC	365,484	2,729,960
Barclays PLC	1,089,950	2,841,662
BP PLC	824,727	5,459,551
GlaxoSmithKline PLC	63,366	1,096,404
HSBC Holdings PLC	474,783	4,767,786
Kingfisher PLC	346,386	1,557,159
LivaNova PLC†	33,900	2,955,402
Rolls-Royce Holdings PLC	135,480	1,570,823
Rolls-Royce Holdings PLC, Class C (Entitlement Shares)†	6,232,080	8,428
Royal Dutch Shell PLC, Class B	144,017	4,669,778
Standard Chartered PLC†	367,722	3,675,812
Vodafone Group PLC ADR#	153,464	4,723,622

		37,476,261

United States — 22.6%
Advance Auto Parts, Inc.	15,200	1,535,200
Alphabet, Inc., Class A†	5,200	5,388,084
Amgen, Inc.	22,790	4,003,291
Apache Corp.#	35,060	1,466,560
Apple, Inc.	31,260	5,372,031
Capital One Financial Corp.	41,820	3,847,440
Celgene Corp.†	27,090	2,731,485

77

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares/ Principal Amount(5)		Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Chevron Corp.		10,640	$1,266,054
Citigroup, Inc.		75,630	5,710,065
Comcast Corp., Class A		116,830	4,385,798
CommScope Holding Co., Inc.†		65,900	2,371,741
ConocoPhillips		61,460	3,127,085
Coty, Inc., Class A#		125,600	2,164,088
Devon Energy Corp.		34,200	1,317,726
DXC Technology Co.		21,070	2,025,670
Eastman Chemical Co.		18,540	1,712,540
Eli Lilly & Co.		37,530	3,176,539
Gilead Sciences, Inc.		48,550	3,630,569
Helmerich & Payne, Inc.#		28,200	1,651,956
Intel Corp.		38,700	1,735,308
Ionis Pharmaceuticals, Inc.†#		24,290	1,347,852
JPMorgan Chase & Co.		49,820	5,207,186
Knowles Corp.†#		120,140	1,897,011
Microsoft Corp.		66,874	5,628,784
Oracle Corp.		126,760	6,218,846
Pfizer, Inc.		41,539	1,506,204
Rockwell Collins, Inc.		15,350	2,030,958
Stanley Black & Decker, Inc.		12,450	2,111,893
Twenty-First Century Fox, Inc., Class A		73,157	2,336,635
Voya Financial, Inc.		73,850	3,264,170
Walgreens Boots Alliance, Inc.		31,350	2,281,026

			92,449,795

Total Common Stocks
(cost $217,972,700)			270,967,068

FOREIGN GOVERNMENT OBLIGATIONS — 25.9%
Argentina — 1.7%
Republic of Argentina Bonds 15.50% due 10/17/2026	ARS	52,587,000	3,175,580
Republic of Argentina Bonds 16.00% due 10/17/2023	ARS	16,481,000	976,193
Republic of Argentina Notes 18.20% due 10/03/2021	ARS	40,496,000	2,468,840
Republic of Argentina Bonds 21.20% due 09/19/2018	ARS	2,143,000	125,138
Republic of Argentina FRS Bonds 24.26% (BADLARPP+2.00%) due 04/03/2022	ARS	2,800,000	168,922

			6,914,673

Brazil — 4.4%
Federative Republic of Brazil Bills zero coupon due 07/01/2020	BRL	1,650,000	404,196
Federative Republic of Brazil Bills zero coupon due 07/01/2021	BRL	10,680,000	2,348,080
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2019	BRL	15,720,000	5,139,013
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2021	BRL	4,890,000	1,586,222
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2023	BRL	11,195,000	3,569,708

Security Description	Principal Amount(5)		Value (Note 2)

Brazil (continued)
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2025	BRL	15,050,000	$4,721,607

			17,768,826

Colombia — 1.3%
Republic of Colombia Senior Notes 4.38% due 03/21/2023	COP	64,000,000	20,045
Republic of Colombia Bonds 6.00% due 04/28/2028	COP	2,472,300,000	781,038
Republic of Colombia Bonds 7.50% due 08/26/2026	COP	6,500,700,000	2,307,515
Republic of Colombia Senior Notes 7.75% due 04/14/2021	COP	329,000,000	115,860
Republic of Colombia Bonds 7.75% due 09/18/2030	COP	4,849,000,000	1,750,186
Republic of Colombia Bonds 10.00% due 07/24/2024	COP	1,269,000,000	509,205

			5,483,849

Ghana — 0.7%
Republic of Ghana Bonds 18.75% due 01/24/2022	GHS	1,400,000	316,063
Republic of Ghana Bonds 19.00% due 11/02/2026	GHS	4,210,000	980,187
Republic of Ghana Bonds 19.75% due 03/25/2024	GHS	1,400,000	330,247
Republic of Ghana Bonds 19.75% due 03/15/2032	GHS	4,210,000	994,602
Republic of Ghana Bonds 21.50% due 03/09/2020	GHS	50,000	11,682
Republic of Ghana Bonds 24.50% due 06/21/2021	GHS	50,000	12,825
Republic of Ghana Bonds 24.75% due 03/01/2021	GHS	50,000	12,769
Republic of Ghana Bonds 24.75% due 07/19/2021	GHS	50,000	12,950

			2,671,325

India — 3.0%
Republic of India Senior Notes 6.84% due 12/19/2022	INR	40,000,000	619,196
Republic of India Senior Notes 7.68% due 12/15/2023	INR	128,000,000	2,050,803
Republic of India Senior Notes 8.08% due 08/02/2022	INR	142,000,000	2,301,334

78

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Principal Amount(5)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
India (continued)
Republic of India Senior Notes 8.12% due 12/10/2020	INR	380,000,000	$6,117,245
Republic of India Senior Notes 8.20% due 02/15/2022	INR	60,000,000	974,225

			12,062,803

Indonesia — 3.6%
Republic of Indonesia Senior Notes 5.63% due 05/15/2023	IDR	87,000,000	6,235
Republic of Indonesia Senior Notes 7.00% due 05/15/2022	IDR	294,000,000	22,497
Republic of Indonesia Senior Notes 8.25% due 07/15/2021	IDR	4,525,000,000	357,732
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	110,369,000,000	8,982,263
Republic of Indonesia Senior Notes 8.38% due 03/15/2034	IDR	8,380,000,000	680,883
Republic of Indonesia Senior Notes 8.75% due 05/15/2031	IDR	3,184,000,000	269,767
Republic of Indonesia Senior Notes 9.00% due 03/15/2029	IDR	2,285,000,000	196,842
Republic of Indonesia Senior Bonds 10.25% due 07/15/2022	IDR	116,000,000	9,867
Republic of Indonesia Senior Notes 10.50% due 08/15/2030		IDR260,000,000	24,658
Republic of Indonesia Senior Bonds 11.00% due 11/15/2020	IDR	13,282,000,000	1,114,415
Republic of Indonesia Senior Bonds 11.50% due 09/15/2019	IDR	29,607,000,000	2,385,625
Republic of Indonesia Senior Bonds 12.80% due 06/15/2021	IDR	7,078,000,000	633,684
Republic of Indonesia Senior Bonds 12.90% due 06/15/2022	IDR	229,000,000	21,252

			14,705,720

Mexico — 5.3%
United Mexican States Bills zero coupon due 03/28/2018	MXN	24,120,300	1,264,730
United Mexican States Bills zero coupon due 04/12/2018	MXN	41,749,700	2,182,706
United Mexican States Bonds 2.50% due 12/10/2020(1)	MXN	2,460,722	129,315
United Mexican States Bonds 3.50% due 12/14/2017(1)	MXN	4,721,291	254,226
United Mexican States Bonds 4.00% due 06/13/2019(1)	MXN	3,155,376	171,308

Security Description	Principal Amount(5)		Value (Note 2)

Mexico (continued)
United Mexican States Bonds 4.75% due 06/14/2018	MXN	131,700,000	$6,969,408
United Mexican States Senior Notes 5.00% due 12/11/2019	MXN	162,280,000	8,362,033
United Mexican States Bonds 6.50% due 06/10/2021	MXN	18,570,000	976,913
United Mexican States Bonds 8.00% due 06/11/2020	MXN	13,610,000	745,473
United Mexican States Bonds 8.50% due 12/13/2018	MXN	14,210,000	771,604

			21,827,716

Philippines — 0.6%
Republic of the Philippines Senior Notes 3.88% due 11/22/2019	PHP	121,440,000	2,411,669

South Africa — 0.6%
Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	4,488,000	223,470
Republic of South Africa Bonds 7.00% due 02/28/2031	ZAR	3,729,000	214,752
Republic of South Africa Bonds 8.00% due 01/31/2030	ZAR	5,719,000	364,086
Republic of South Africa Bonds 8.25% due 03/31/2032	ZAR	8,378,000	530,564
Republic of South Africa Bonds 8.50% due 01/31/2037	ZAR	3,231,000	201,641
Republic of South Africa Bonds 8.88% due 02/28/2035	ZAR	8,403,000	549,894
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	4,659,000	363,548

			2,447,955

South Korea — 4.5%
Bank of Korea Senior Notes 1.25% due 08/02/2018	KRW	527,000,000	482,582
Bank of Korea Senior Bonds 1.33% due 10/02/2018	KRW	770,000,000	704,576
Bank of Korea Senior Bonds 1.72% due 12/02/2018	KRW	770,000,000	706,466
Republic of South Korea Senior Notes 1.25% due 12/10/2019	KRW	1,600,000,000	1,447,497
Republic of South Korea Senior Notes 1.38% due 09/10/2021	KRW	1,207,700,000	1,076,316
Republic of South Korea Senior Notes 1.50% due 06/10/2019	KRW	3,790,000,000	3,457,702

79

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Principal Amount(5)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Korea (continued)
Republic of South Korea Senior Notes 1.75% due 12/10/2018	KRW	1,386,600,000	$1,272,404
Republic of South Korea Senior Notes 1.88% due 03/10/2022	KRW	257,000,000	232,494
Republic of South Korea Senior Notes 2.00% due 03/10/2021	KRW	7,844,590,000	7,170,745
Republic of South Korea Senior Bonds 3.00% due 09/10/2024	KRW	579,100,000	551,279
Republic of South Korea Senior Notes 4.25% due 06/10/2021	KRW	1,400,000,000	1,375,147

			18,477,208

Ukraine — 0.2%
Government of Ukraine VRS Senior Bonds 0.00% due 05/31/2040*(2)		1,520,000	828,795

Total Foreign Government Obligations
(cost $102,873,284)			105,600,539

Total Long-Term Investment Securities
(cost $320,845,984)			376,567,607

SHORT-TERM INVESTMENT SECURITIES — 7.1%
Foreign Government Obligations — 2.4%
Republic of Argentina 22.75% due 03/05/2018	ARS	127,000	7,662
United Mexican States 6.83% due 03/01/2018	MXN	9,574,500	504,678
6.89% due 02/01/2018	MXN	2,432,900	128,947
6.92% due 01/04/2018	MXN	6,159,900	328,288
7.09% due 02/01/2018	MXN	6,199,300	328,572
7.11% due 03/01/2018	MXN	20,100,500	1,059,509
7.12% due 03/15/2018	MXN	9,637,100	506,591
7.12% due 04/05/2018	MXN	2,066,400	108,182
7.12% due 05/24/2018	MXN	20,664,200	1,071,613
7.13% due 03/01/2018	MXN	1,792,000	94,457
7.13% due 03/15/2018	MXN	2,915,400	153,253
7.13% due 04/05/2018	MXN	5,166,100	270,459
7.13% due 04/26/2018	MXN	4,339,500	226,260
7.15% due 03/01/2018	MXN	1,991,100	104,952
7.15% due 06/21/2018	MXN	19,631,000	1,012,555
7.17% due 08/16/2018	MXN	10,332,100	527,246
7.20% due 04/26/2018	MXN	1,493,300	77,860
7.21% due 04/26/2018	MXN	7,367,500	384,139
7.21% due 08/16/2018	MXN	7,943,600	405,361
7.22% due 06/21/2018	MXN	2,450,300	126,385
7.23% due 04/26/2018	MXN	18,639,000	971,830
7.23% due 08/16/2018	MXN	2,743,900	140,021
7.27% due 08/16/2018	MXN	875,100	44,656
7.35% due 05/10/2018	MXN	12,989,500	675,436
7.36% due 10/11/2018	MXN	14,119,100	712,255

			9,963,505

			9,971,167

Registered Investment Companies — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(3)(4)		2,575,894	2,575,894

Time Deposits — 1.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 12/01/2017		5,930,000	5,930,000

Security Description	Principal Amount(5)	Value (Note 2)

U.S. Government Agencies — 2.6%
Federal Home Loan Bank Disc. Notes 0.92% due 12/01/2017	$10,640,000	$10,640,000

Total Short-Term Investment Securities
(cost $29,272,775)		29,117,061

TOTAL INVESTMENTS
(cost $350,118,759)(6)	99.4%	405,684,668
Other assets less liabilities	0.6	2,630,400

NET ASSETS	100.0%	$408,315,068

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2017, the aggregate value of these securities was $2,427,688 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Principal amount of security is adjusted for inflation.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	At November 30, 2017, the Fund had loaned securities with a total value of $17,751,590. This was secured by collateral of $2,575,894, which was received in cash and subsequently invested in short-term investments currently valued at $2,575,894 as reported in the Portfolio of Investments. Additional collateral of $15,696,037 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$483,859
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	731,681
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	593,679
United States Treasury Bills	0.00%	12/07/2017 to 04/26/2018	194,375
United States Treasury Notes/Bonds	zero coupon to 8.13%	12/31/2017 to 11/15/2046	13,692,443

(4)	The rate shown is the 7-day yield as of November 30, 2017.
(5)	Denominated in United States dollars unless otherwise indicated.
(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

ARS—Argentine Peso

BRL—Brazilian Real

COP—Columbian Peso

FDR—Fiduciary Depositary Receipt

GHS—Ghanaian Cedi

IDR—Indonesian Rupiah

INR—Indian Rupee

KRW—South Korean Won

MXN—Mexican Peso

NVDR—Non-Voting Depositary Receipt

PHP—Philippine Peso

ZAR —South African Rand

FRS—Floating Rate Security

VRS—Variable Rate Security

80

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

The rates shown on FRS and VRS are the current interest rates at November 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

BADLARPP—Argentina Deposit Rates Badlar 30-35 days

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	20,910	03/08/2027	3 Months USD—LIBOR/Quarterly	2.46%/Semi-annually	$–	$(138,512)
USD	11,200	03/08/2047	3 Months USD—LIBOR/Quarterly	2.70%/Semi-annually	–	(237,276)

						$(375,788)

USD—United States Dollar

LIBOR—London Interbank Offered rate

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	156,097	USD	186,754	12/07/2017	$932	$–
	EUR	1,169,104	USD	1,376,234	12/18/2017	–	(16,559)
	EUR	1,007,000	USD	1,190,163	01/08/2018	–	(11,418)
	EUR	62,961	USD	75,131	01/17/2018	–	(35)
	EUR	4,259,400	USD	4,967,738	01/31/2018	–	(121,559)
	EUR	156,097	USD	183,052	02/06/2018	–	(3,525)
	EUR	1,169,104	USD	1,381,817	02/16/2018	–	(16,383)
	EUR	214,240	USD	256,317	02/28/2018	–	(85)

						932	(169,564)

Barclays Bank PLC	EUR	183,000	USD	216,419	01/10/2018	–	(1,968)
	EUR	188,102	USD	225,304	01/31/2018	552	–
	JPY	78,940,000	USD	697,153	01/16/2018	–	(6,023)
	JPY	557,000,000	USD	4,910,466	02/08/2018	–	(56,968)
	JPY	116,230,000	USD	1,052,999	02/09/2018	16,385	–
	JPY	67,630,000	USD	626,737	02/28/2018	22,994	–
	JPY	24,850,000	USD	226,700	03/19/2018	4,624	–
	JPY	40,123,600	USD	359,602	04/11/2018	551	–

						45,106	(64,959)

Citibank N.A.	EUR	89,576	USD	107,867	12/13/2017	1,195	–
	EUR	685,000	USD	801,649	02/05/2018	–	(17,056)
	EUR	419,900	USD	490,693	02/07/2018	–	(11,226)
	EUR	1,906,904	USD	2,233,919	02/14/2018	–	(46,393)
	EUR	1,361,566	BRL	5,260,000	04/03/2018	–	(47,134)
	INR	9,291,000	USD	141,319	12/19/2017	–	(2,525)
	JPY	32,100,000	USD	295,925	12/08/2017	10,662	–
	JPY	79,600,000	USD	710,838	12/12/2017	3,329	–
	JPY	72,889,000	USD	659,372	01/25/2018	9,798	–
	JPY	280,651,280	USD	2,543,237	01/31/2018	41,352	–
	JPY	80,345,200	USD	729,185	02/08/2018	12,651	–
	JPY	40,176,667	USD	359,545	02/14/2018	1,134	–
	JPY	29,930,000	USD	276,094	02/15/2018	9,079	–
	JPY	9,976,667	USD	88,825	05/14/2018	–	(624)
	JPY	38,770,000	USD	354,939	06/20/2018	6,551	–
	JPY	9,976,666	USD	89,337	08/14/2018	–	(631)
	KRW	786,000,000	USD	687,423	01/16/2018	–	(35,040)
	KRW	1,245,000,000	USD	1,113,967	02/20/2018	–	(30,605)
	KRW	2,989,000,000	USD	2,631,555	02/21/2018	–	(116,355)
	KRW	524,000,000	USD	463,532	03/20/2018	–	(18,313)
	KRW	1,051,000,000	USD	944,040	05/15/2018	–	(22,957)
	USD	141,502	INR	9,291,000	12/19/2017	2,342	–

						98,093	(348,859)

Deutsche Bank AG	EUR	540,927	USD	640,875	12/14/2017	–	(3,344)
	EUR	137,755	USD	162,493	01/22/2018	–	(2,015)
	EUR	133,000	USD	157,660	01/24/2018	–	(1,189)
	EUR	5,690,315	USD	6,706,093	01/30/2018	–	(92,518)
	EUR	1,190,000	USD	1,389,896	02/07/2018	–	(32,546)
	EUR	3,247,000	USD	3,808,153	02/15/2018	–	(74,898)
	EUR	122,735	USD	146,607	02/28/2018	–	(282)
	INR	76,086,750	USD	1,150,563	02/08/2018	–	(21,159)
	INR	10,622,000	USD	159,274	04/25/2018	–	(2,707)

81

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	JPY	58,120,000	USD	523,189	01/24/2018	$5,260	$–
	JPY	23,100,000	USD	214,024	03/13/2018	7,659	–
	JPY	39,300,000	USD	361,982	04/13/2018	10,260	–
	JPY	222,755,000	USD	2,000,557	05/16/2018	3,140	–
	JPY	459,286,000	USD	4,109,574	05/21/2018	–	(9,988)
	JPY	43,140,000	USD	397,765	06/19/2018	10,132	–
	JPY	43,210,000	USD	394,036	06/22/2018	5,700	–
	KRW	920,000,000	USD	825,779	12/20/2017	–	(19,703)
	KRW	2,075,000,000	USD	1,856,159	02/28/2018	–	(51,561)
	KRW	920,000,000	USD	828,157	05/18/2018	–	(18,336)
	USD	1,156,685	INR	76,086,750	02/08/2018	15,037	–
	USD	160,393	INR	10,622,000	04/25/2018	1,589	–

						58,777	(330,246)

Goldman Sachs International	EUR	484,500	USD	574,976	01/18/2018	–	(3,483)
	EUR	316,000	USD	374,675	01/29/2018	–	(2,850)
	EUR	484,500	USD	574,171	02/20/2018	–	(5,406)
	JPY	11,563,000	USD	102,412	01/11/2018	–	(562)
	JPY	45,170,000	USD	416,586	02/16/2018	13,589	–

						13,589	(12,301)

HSBC Bank PLC	EUR	2,117,579	USD	2,504,355	01/10/2018	–	(22,698)
	EUR	235,000	USD	273,981	02/12/2018	–	(7,004)
	INR	39,026,000	USD	591,169	01/29/2018	–	(10,466)
	INR	21,106,500	USD	319,384	02/08/2018	–	(5,652)
	JPY	48,100,000	USD	443,318	12/11/2017	15,820	–
	JPY	69,900,000	USD	639,621	12/13/2017	18,286	–
	JPY	521,435,000	USD	4,712,472	01/31/2018	64,104	–
	JPY	67,990,000	USD	610,872	02/16/2018	4,280	–
	JPY	78,700,000	USD	704,566	04/11/2018	310	–
	JPY	43,210,000	USD	402,515	06/18/2018	14,279	–
	KRW	2,011,000,000	USD	1,786,079	12/05/2017	–	(61,849)
	KRW	2,230,041,093	USD	1,974,624	01/10/2018	–	(75,100)
	KRW	2,831,000,000	USD	2,504,534	01/24/2018	–	(97,712)
	KRW	1,485,000,000	USD	1,313,694	03/20/2018	–	(51,842)
	KRW	1,093,958,907	USD	969,822	03/27/2018	–	(36,202)
	KRW	323,600,000	USD	283,239	04/18/2018	–	(14,416)
	KRW	2,644,000,000	USD	2,348,761	04/30/2018	–	(83,544)
	KRW	3,173,000,000	USD	2,838,739	05/17/2018	–	(80,713)
	USD	1,799,875	KRW	2,011,000,000	12/05/2017	48,054	–
	USD	1,996,009	KRW	2,230,041,093	01/10/2018	53,713	–
	USD	1,611,099	KRW	1,800,000,000	01/24/2018	43,455	–
	USD	594,909	INR	39,026,000	01/29/2018	6,727	–
	USD	323,422	INR	21,106,500	02/08/2018	1,615	–
	USD	811,057	MXN	14,850,450	03/05/2018	–	(26,670)

						270,643	(573,868)

JPMorgan Chase Bank N.A	AUD	2,403,500	USD	1,835,373	02/15/2018	18,061	–
	AUD	4,076,000	USD	3,016,240	03/13/2018	–	(65,314)
	AUD	5,929,000	USD	4,450,604	03/20/2018	–	(31,781)
	AUD	1,740,000	USD	1,338,465	04/27/2018	23,138	–
	AUD	2,403,500	USD	1,834,483	05/15/2018	17,679	–
	EUR	253,678	USD	294,475	12/11/2017	–	(7,571)
	EUR	145,167	USD	171,038	12/20/2017	–	(1,932)
	EUR	253,678	USD	295,126	01/10/2018	–	(7,605)
	EUR	3,335,500	USD	3,959,022	01/18/2018	–	(23,327)
	EUR	145,167	USD	171,467	01/22/2018	–	(1,893)
	EUR	375,660	USD	446,299	01/24/2018	–	(2,370)
	EUR	686,000	USD	802,770	02/02/2018	–	(16,986)
	EUR	145,167	USD	171,758	02/20/2018	–	(1,896)
	EUR	74,000	USD	87,460	02/22/2018	–	(1,072)
	INR	19,581,000	USD	296,907	01/12/2018	–	(5,479)
	INR	16,267,000	USD	246,358	01/23/2018	–	(4,571)
	INR	8,121,000	USD	122,878	01/30/2018	–	(2,305)
	INR	8,121,000	USD	122,841	02/01/2018	–	(2,317)
	INR	141,152,250	USD	2,131,887	02/15/2018	–	(40,014)
	JPY	64,760,000	USD	574,007	12/13/2017	–	(1,639)
	JPY	27,300,000	USD	250,421	12/18/2017	7,671	–
	JPY	25,450,000	USD	226,254	01/16/2018	–	(447)
	JPY	52,770,000	USD	474,418	01/22/2018	4,213	–
	JPY	112,000,000	USD	1,012,919	01/25/2018	14,794	–
	JPY	116,200,000	USD	1,055,390	02/08/2018	19,096	–

82

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	JPY	116,480,000	USD	1,061,698	02/09/2018	$22,855	$–
	JPY	158,172,000	USD	1,464,298	02/15/2018	53,194	–
	JPY	577,091,720	USD	5,222,077	03/22/2018	63,909	–
	JPY	152,440,000	USD	1,362,543	04/20/2018	–	(2,298)
	JPY	56,320,000	USD	502,006	05/14/2018	–	(2,950)
	USD	296,278	INR	19,581,000	01/12/2018	6,108	–
	USD	248,731	INR	16,267,000	01/23/2018	2,198	–
	USD	124,212	INR	8,121,000	01/30/2018	971	–
	USD	123,382	INR	8,121,000	02/01/2018	1,776	–
	USD	2,166,241	INR	141,152,250	02/15/2018	5,660	–

						261,323	(223,767)

Morgan Stanley and Co., Inc.	EUR	138,000	USD	163,353	12/18/2017	–	(1,051)
	EUR	118,000	USD	139,131	02/27/2018	–	(2,083)

						–	(3,134)

Standard Chartered Bank	EUR	1,210,000	USD	1,413,174	12/15/2017	–	(27,996)
	EUR	195,111	USD	230,574	01/08/2018	–	(2,239)
	EUR	3,447,257	USD	4,060,869	01/10/2018	–	(52,980)
	EUR	999,742	USD	1,192,942	01/31/2018	–	(1,589)
	EUR	1,019,570	USD	1,218,590	02/28/2018	–	(1,630)
	JPY	116,210,000	USD	1,057,825	02/08/2018	21,442	–

						21,442	(86,434)

UBS AG	EUR	176,932	USD	211,428	12/07/2017	802	–
	EUR	226,932	USD	268,284	01/08/2018	–	(2,498)
	EUR	67,200	USD	79,717	01/18/2018	–	(515)
	EUR	3,291,000	USD	3,902,080	02/20/2018	–	(34,741)
	EUR	54,521	USD	64,536	02/22/2018	–	(692)

						802	(38,446)

Net Unrealized Appreciation (Depreciation)						$770,707	$(1,851,578)

AUD—Australian Dollar

BRL—Brazilian Real

EUR—Euro Currency

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$123,205,675	$147,761,393	**	$—	$270,967,068
Foreign Government Obligations	—	105,600,539		—	105,600,539
Short-Term Investment Securities:
Registered Investment Companies	2,575,894	—		—	2,575,894
Other Short-Term Investment Securities	—	26,541,167		—	26,541,167

Total Investments at Value*	$125,781,569	$279,903,099		$—	$405,684,668

Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$770,707		$—	$770,707

LIABILITIES:
Other Financial Instruments:†
Centrally Cleared Interest Rate Swap Contracts	$—	$375,788		$—	$375,788
Forward Foreign Currency Contracts	—	1,851,578		—	1,851,578

Total Other Financial Instruments	$—	$2,227,366		$—	$2,227,366

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (See Note 2).
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $141,634,941 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

See Notes to Financial Statements

83

VALIC Company I Government Money Market I Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

U.S. Government Agencies	66.4%
U.S. Government Treasuries	33.4
Repurchase Agreements	0.2

100.0%

Credit Quality†#

A-1+	99.8%
A-1	0.2%

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues

Weighted Average days to Maturity — 19.3 days

84

VALIC Company I Government Money Market I Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 99.8%
U.S. Government Agencies — 66.4%
Federal Farm Credit Bank FRS 1.09% (1ML-0.15%) due 10/11/2018	$25,000,000	$24,999,434
Federal Home Loan Bank 1.02% due 12/12/2017	20,000,000	19,993,767
1.02% due 12/15/2017	3,000,000	2,998,810
1.04% due 12/18/2017	19,310,000	19,300,517
1.10% due 12/29/2017	15,000,000	14,987,202
1.14% due 12/20/2017	8,300,000	8,295,006
1.15% due 12/27/2017	8,000,000	7,993,356
1.18% due 12/27/2017	7,000,000	6,994,019
Federal Home Loan Bank FRS
1.09% (1ML-0.19%) due 02/16/2018	14,000,000	14,000,000
1.13% (1ML-0.18%) due 02/23/2018	10,000,000	10,000,000
1.13% (3ML-0.25%) due 05/02/2018	14,500,000	14,498,812
1.15% (1ML-0.13%) due 08/20/2018	3,000,000	3,000,000
1.17% (1ML-0.12%) due 11/21/2018	4,000,000	4,000,000
1.31% (1ML+0.07%) due 12/05/2017	1,800,000	1,800,023
1.31% (1ML+0.07%) due 12/07/2017	3,655,000	3,655,060
Federal Home Loan Mtg. Corp. 1.01% due 12/01/2017	3,123,000	3,123,000
Federal National Mtg. Assoc. 0.95% due 12/01/2017	15,000,000	15,000,000
0.99% due 12/11/2017	9,000,000	8,997,525
1.01% due 12/18/2017	13,000,000	12,993,800
1.02% due 12/06/2017	10,000,000	9,998,583
1.15% due 01/08/2018	7,000,000	6,991,503
Federal National Mtg. Assoc. FRS 1.28% (3ML-0.05%) due 03/21/2018	1,000,000	1,000,576

Total U.S. Government Agencies
(amortized cost $214,620,993)		214,620,993

U.S. Government Treasuries — 33.4%
United States Treasury Bills 0.94% due 12/07/2017	7,000,000	6,998,909
1.00% due 12/28/2017	20,000,000	19,985,045
1.02% due 12/07/2017	15,000,000	14,997,444
1.02% due 12/07/2017	10,000,000	9,998,295
1.03% due 12/07/2017	6,000,000	5,998,975
1.03% due 12/07/2017	5,000,000	4,999,141
1.03% due 12/14/2017	4,000,000	3,998,510

Security Description	Principal Amount	Value (Note 2)

U.S. Government Treasuries (continued)
1.09% due 01/04/2018	$6,500,000	$6,493,309
1.10% due 12/21/2017	6,000,000	5,996,350
1.12% due 12/21/2017	6,000,000	5,996,283
1.14% due 12/28/2017	16,500,000	16,485,950
1.16% due 12/28/2017	6,000,000	5,994,803

Total U.S. Government Treasuries
(amortized cost $107,943,014)		107,943,014

Total Short-Term Investment Securities — 99.8%
(amortized cost $322,564,007)		322,564,007

REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 11/30/2017, to be repurchased 12/01/2017 in the amount $565,002 collateralized by $580,000 of United States Treasury Notes, bearing interest at 1.75% due 11/30/2019 and having an approximate value of $579,275 (cost $565,000)	565,000	565,000

TOTAL INVESTMENTS —
(amortized cost $323,129,007)(1)	100.0%	323,129,007
Other assets less liabilities	0.0	65,417

NET ASSETS	100.0%	$323,194,424

(1)	See Note 5 for cost of investments on a tax basis.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at November 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1ML—1 month USD LIBOR

3ML—3 month USD LIBOR

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	$322,564,007	$—	$322,564,007
Repurchase Agreements	—	565,000	—	565,000

Total Investments at Value	$—	$323,129,007	$—	$323,129,007

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

85

VALIC Company I Government Securities Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	35.6%
Federal Home Loan Mtg. Corp.	16.3
United States Treasury Notes	14.4
United States Treasury Bonds	8.6
Repurchase Agreements	5.3
Diversified Financial Services	4.4
Government National Mtg. Assoc.	3.4
Sovereign	1.7
Resolution Funding Corp	1.4
Diversified Banking Institutions	1.3
Federal Farm Credit Bank	1.2
Airlines	0.8
Oil Companies — Integrated	0.7
Multimedia	0.6
Pipelines	0.5
Semiconductor Components — Integrated Circuits	0.3
Registered Investment Companies	0.3
Computers	0.3
Retail — Drug Store	0.2
Brewery	0.2
Medical Instruments	0.2
Electric — Integrated	0.2
Real Estate Investment Trusts	0.2
Insurance — Life/Health	0.2
Chemicals — Diversified	0.2
Building Products — Air & Heating	0.2
Networking Products	0.2
Cable/Satellite TV	0.1
Cosmetics & Toiletries	0.1
Telephone — Integrated	0.1
Insurance — Mutual	0.1
Medical — Biomedical/Gene	0.1
Medical — Generic Drugs	0.1
Insurance — Property/Casualty	0.1
Auto — Cars/Light Trucks	0.1
Oil Companies — Exploration & Production	0.1
Transport — Rail	0.1
Finance — Credit Card	0.1

100.0%

*	Calculated as a percentage of net assets

Credit Quality Allocation†#

Aaa	88.1%
Aa	2.1
A	2.9
Baa	2.6
Ba	0.1
Not Rated@	4.2

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard & Poor’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

86

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 4.4%
Diversified Financial Services — 4.4%
BBCMS Trust Series 2015-VFM, Class A1 2.47% due 03/10/2036*(1)	$404,033	$391,727
Cabela’s Credit Card Master Note Trust Series 2016-1, Class A1 1.78% due 06/15/2022	1,186,000	1,180,463
COMM Mtg. Trust VRS Series 2012-CR2, Class XA 1.82% due 08/15/2045(1)(2)(6)	816,318	51,869
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/2044*(1)	146,605	149,606
Eleven Madison Mtg. Trust VRS Series 2015-11MD, Class A 3.67% due 09/10/2035*(1)(6)	398,000	409,987
GS Mtg. Securities Trust Series 2017-GS7, ClassA4 3.43% due 08/10/2050(1)	1,100,000	1,123,498
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	448,453	447,255
Progress Residential Trust Series 2017-SFR1, Class A 2.77% due 08/17/2034*	299,486	297,501
Progress Residential Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	694,271	697,696
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	565,000	556,742
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(1)	217,000	220,606
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(1)	310,000	326,392

Total Asset Backed Securities
(cost $5,884,358)		5,853,342

U.S. CORPORATE BONDS & NOTES — 5.8%
Airlines — 0.8%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	727,345	714,616
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class AA 3.35% due 04/15/2031	327,000	329,453

		1,044,069

Auto - Cars/Light Trucks — 0.1%
American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026#	135,000	127,392

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	288,000	295,385

Cable/Satellite TV — 0.1%
Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	200,000	203,519

Security Description	Principal Amount	Value (Note 2)

Chemicals - Diversified — 0.2%
Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	$200,000	$217,725

Computers — 0.3%
Apple, Inc. Senior Notes 2.40% due 05/03/2023	227,000	224,555
Apple, Inc. Senior Notes 2.85% due 05/06/2021	151,000	153,640

		378,195

Cosmetics & Toiletries — 0.1%
Procter & Gamble Co. Senior Notes 1.90% due 11/01/2019	176,000	175,905

Diversified Banking Institutions — 0.9%
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	400,000	400,779
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022#	162,000	172,863
Goldman Sachs Group, Inc. Senior Notes 2.63% due 04/25/2021	133,000	132,919
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018	200,000	201,018
Morgan Stanley Senior Notes 2.50% due 04/21/2021	319,000	317,690

		1,225,269

Electric - Integrated — 0.2%
San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	200,000	238,119

Finance - Credit Card — 0.1%
American Express Co. Sub. Notes 3.63% due 12/05/2024	104,000	106,743

Insurance - Life/Health — 0.2%
Jackson National Life Global Funding Senior Sec. Notes 1.88% due 10/15/2018*	225,000	224,913

Insurance - Mutual — 0.1%
New York Life Global Funding Senior Sec. Notes 2.00% due 04/13/2021*	154,000	151,867

Insurance - Property/Casualty — 0.1%
Chubb INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	125,000	127,419

Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	250,000	256,284

Medical - Biomedical/Gene — 0.1%
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	144,000	147,677

87

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Multimedia — 0.4%
Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025	$500,000	$501,790

Networking Products — 0.2%
Cisco Systems, Inc. Senior Notes 4.95% due 02/15/2019	200,000	207,049

Oil Companies - Exploration & Production — 0.1%
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	116,000	118,665

Pipelines — 0.5%
Buckeye Partners LP Senior Notes 4.88% due 02/01/2021#	190,000	200,253
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 02/15/2026	127,000	129,568
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	137,000	134,657
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.60% due 12/15/2019	171,000	170,600

		635,078

Real Estate Investment Trusts — 0.2%
Boston Properties LP Senior Notes 2.75% due 10/01/2026	240,000	226,526

Retail - Drug Store — 0.2%
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	325,000	332,194

Semiconductor Components - Integrated Circuits — 0.3%
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	439,000	422,137

Telephone - Integrated — 0.1%
AT&T, Inc. Senior Notes 3.95% due 01/15/2025	171,000	174,126

Transport - Rail — 0.1%
Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	89,548
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	21,822

		111,370

Total U.S. Corporate Bonds & Notes
(cost $7,624,361)		7,649,416

FOREIGN CORPORATE BONDS & NOTES — 1.6%
Building Products - Air & Heating — 0.2%
Johnson Controls International PLC Senior Notes 5.00% due 03/30/2020	200,000	209,377

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions — 0.4%
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.76% due 09/13/2026#	$217,000	$207,758
Mizuho Financial Group, Inc. Senior Notes 2.95% due 02/28/2022	363,000	363,892

		571,650

Medical - Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	126,000	128,144

Multimedia — 0.2%
Thomson Reuters Corp. Senior Notes 6.50% due 07/15/2018	200,000	205,388

Oil Companies - Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	250,000	251,793
Shell International Finance BV Company Guar. Notes 2.50% due 09/12/2026#	367,000	351,423
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	403,000	393,693

		996,909

Total Foreign Corporate Bonds & Notes
(cost $2,135,460)		2,111,468

U.S. GOVERNMENT AGENCIES — 57.9%
Federal Farm Credit Bank — 1.2%
3.35% due 10/21/2025	1,500,000	1,583,353

Federal Home Loan Mtg. Corp. — 16.3%
3.50% due 06/01/2033	1,665,182	1,732,350
4.50% due 09/01/2019	18,649	18,977
4.50% due 09/01/2039	570,071	608,247
4.50% due 11/01/2039	283,156	302,154
4.50% due 02/01/2040	394,246	420,684
4.50% due 04/01/2040	38,798	41,405
4.50% due 06/01/2040	100,380	107,096
4.50% due 08/01/2040	448,209	478,258
4.50% due 03/01/2041	1,583,484	1,689,491
4.50% due 04/01/2041	212,196	226,407
4.50% due 06/01/2041	335,066	357,548
5.00% due 12/14/2018	1,000,000	1,033,795
5.00% due 10/01/2034	23,595	25,436
5.50% due 12/01/2036	18,691	20,690
6.00% due 11/01/2033	60,928	68,945
6.50% due 02/01/2032	29,401	32,785
8.00% due 02/01/2030	1,313	1,317
8.00% due 08/01/2030	202	234
8.00% due 06/01/2031	1,480	1,618
Federal Home Loan Mtg. Corp. FRS 3.44% (12 ML+1.81%) due 12/01/2035	14,786	15,596
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series KJ14, Class A2 2.81% due 09/25/2024(1)	591,000	592,695
Series K049, Class A2 3.01% due 07/25/2025(1)	430,000	437,855

88

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K048, Class A2 3.28% due 06/25/2025(1)(6)	$1,000,000	$1,037,176
Federal Home Loan Mtg. Corp. REMIC(3) Series 4150, Class GE 2.00% due 01/15/2033	1,467,744	1,430,639
Series 4186, Class JE 2.00% due 03/15/2033	405,334	401,782
Series 4594, Class GN 2.50% due 02/15/2045	916,932	912,952
Series 3981, Class PA 3.00% due 04/15/2031	297,335	296,751
Series 4097, Class YK 3.00% due 08/15/2032	1,750,000	1,725,714
Series 4150, Class IG 3.00% due 01/15/2033(2)	4,740,369	464,767
Series 4365, Class HZ 3.00% due 01/15/2040	773,523	734,284
Series 4057, Class WY 3.50% due 06/15/2027	1,000,000	1,036,800
Series 3813, Class D 4.00% due 02/15/2026	1,000,000	1,060,269
Series 3917, Class B 4.50% due 08/15/2026	465,000	498,486
Series 3927, Class AY 4.50% due 09/15/2026	1,494,968	1,591,272
Series 3786, Class PB 4.50% due 07/15/2040	1,000,000	1,048,453
Federal Home Loan Mtg. Corp. REMIC FRS Series 4039, Class SA 5.25% (6.50%-1ML) due 05/15/2042(2)(3)(4)	564,844	97,897
Federal Home Loan Mtg. Corp. STRIPS Series 264, Class 30 3.00% due 07/15/2042 STRIPS(3)	1,121,706	1,105,445

		21,656,270

Federal National Mtg. Assoc. — 35.6%
zero coupon due 10/09/2019	4,250,000	4,091,985
2.63% due 12/01/2026	1,980,225	1,954,785
2.81% due 04/01/2025	800,000	806,711
2.94% due 01/01/2026	1,595,000	1,616,573
3.00% due 03/01/2043	1,241,751	1,245,210
4.00% due 09/01/2040	125,669	131,940
4.00% due 10/01/2040	99,513	104,139
4.00% due 12/01/2040	160,063	167,941
4.00% due 01/01/2041	337,359	354,077
4.00% due 02/01/2041	1,318,327	1,384,192
4.00% due 03/01/2041	1,932,980	2,028,544
4.00% due 06/01/2042	1,292,144	1,370,673
5.00% due 02/01/2019	12,322	12,543
5.00% due 12/01/2036	12,785	13,811
5.50% due 12/01/2033	25,696	28,609
5.50% due 10/01/2034	31,439	34,562
6.50% due 07/01/2032	6,637	7,531
7.00% due 09/01/2031	20,444	22,453
Federal National Mtg. Assoc. FRS 2.87% (6 ML+1.50%) due 01/01/2036	11,417	11,833
2.93% (12 ML+1.30%) due 02/01/2035	2,070	2,147
3.45% (1 Yr USTYCR+2.20%) due 11/01/2034	15,932	16,860
Federal National Mtg. Assoc. REMIC(3) Series 2002-34, Class AO zero coupon due 05/18/2032(5)	322,038	295,825
Series 2013-15, Class DC 2.00% due 03/25/2033	1,072,068	1,041,371

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
Series 2011-126, Class EC 2.00% due 04/25/2040	$366,996	$362,859
Series 2012-38, Class PA 2.00% due 09/25/2041	2,481,234	2,411,264
Series 2013-23, Class KJ 2.25% due 05/25/2042	1,798,152	1,759,267
Series 2012-93, Class ME 2.50% due 01/25/2042	2,503,298	2,495,282
Series 2013-73, Class TD 2.50% due 09/25/2042	806,891	799,516
Series 2017-T1, Class A 2.90% due 06/25/2027(1)	1,127,759	1,115,729
Series 2013-100, Class DE 3.00% due 11/25/2030	2,936,159	2,997,489
Series 2013-106, Class PY 3.00% due 10/25/2033	2,900,000	2,908,432
Series 2016-30, Class PA 3.00% due 04/25/2045	957,194	968,571
Series 2016-25, Class LA 3.00% due 07/25/2045	655,522	666,006
Series 2016-33, Class JA 3.00% due 07/25/2045	662,162	671,027
Series 2015-97, Class N 3.00% due 11/25/2045	2,000,000	1,940,901
Series 2016-38, Class NA 3.00% due 01/25/2046	1,204,378	1,215,117
Series 2016-30, Class LY 3.50% due 05/25/2036	800,000	827,814
Series 2012-50, Class VB 4.00% due 01/25/2029	1,355,000	1,437,232
Series 2012-47, Class VB 4.00% due 04/25/2031	2,000,000	2,099,763
Series 2004-90, Class GC 4.35% due 11/25/2034	366,098	372,471
Series 2010-117, Class DY 4.50% due 10/25/2025	974,930	1,033,602
Series 2010-134, Class MB 4.50% due 12/25/2040	250,000	278,151
Series 2007-116, Class PB 5.50% due 08/25/2035	83,995	93,004
Federal National Mtg. Assoc. STRIPS Series 384, Class 23 6.00% due 08/25/2037(2)(3)	242,927	52,705
Federal National Mtg. Assoc. REMIC VRS Series 2017-M3, Class A2 2.57% due 12/25/2026(1)(6)	600,000	582,652
Series 2015-M13, Class A2 2.80% due 06/25/2025(1)(6)	515,000	512,374
Series 2016-M1, Class A2 2.94% due 01/25/2026(1)(6)	1,239,000	1,247,083
Series 2017-M7, Class A2 2.96% due 02/25/2027(1)(6)	505,000	506,069
Series 2014-M13, Class A2 3.02% due 08/25/2024(1)(6)	1,273,000	1,299,601

		47,398,296

Government National Mtg. Assoc. — 3.4%
4.50% due 03/15/2038	24,512	25,903
4.50% due 03/15/2039	7,152	7,554
4.50% due 05/15/2039	198,530	210,213
4.50% due 06/15/2039	172,044	182,178
4.50% due 07/15/2039	311,498	330,496
4.50% due 09/15/2039	4,202	4,448
4.50% due 12/15/2039	66,761	70,555
4.50% due 04/15/2040	135,983	144,463

89

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
4.50% due 06/15/2040	$340,108	$360,463
4.50% due 08/15/2040	54,989	58,450
5.00% due 09/15/2035	1,758	1,910
5.00% due 02/15/2036	73,556	80,142
5.00% due 05/15/2036	6,358	6,871
6.00% due 01/15/2032	10,857	12,274
7.50% due 02/15/2029	4,875	5,018
7.50% due 07/15/2030	131	134
7.50% due 01/15/2031	5,240	5,775
Government National Mtg. Assoc. REMIC(3)
Series 2014-58, Class EP 4.00% due 04/20/2044	432,000	463,812
Series 2004-18, Class Z 4.50% due 03/16/2034	363,676	386,885
Series 2008-6, Class GL 4.50% due 02/20/2038	1,000,000	1,055,278
Series 2005-21, Class Z 5.00% due 03/20/2035	616,743	682,355
Series 2009-91, Class PR 5.00% due 09/20/2038	411,519	419,058

		4,514,235

Resolution Funding Corp — 1.4%
zero coupon due 07/15/2020 STRIPS	2,000,000	1,896,625

Total U.S. Government Agencies
(cost $77,551,155)		77,048,779

U.S. GOVERNMENT TREASURIES — 23.0%
United States Treasury Bonds — 8.6%
zero coupon due 08/15/2024 STRIPS	2,040,000	1,739,421
2.88% due 08/15/2045	1,000,000	1,008,555
3.13% due 02/15/2043	1,000,000	1,057,500
3.75% due 08/15/2041	4,000,000	4,678,438
3.88% due 08/15/2040	2,500,000	2,974,121

		11,458,035

United States Treasury Notes — 14.4%
1.75% due 05/15/2023	8,000,000	7,815,937
2.00% due 02/15/2022	5,000,000	4,987,891
2.50% due 08/15/2023	3,000,000	3,045,351
2.63% due 08/15/2020	3,250,000	3,313,096

		19,162,275

Total U.S. Government Treasuries
(cost $29,555,269)		30,620,310

FOREIGN GOVERNMENT OBLIGATIONS — 1.7%
Sovereign — 1.7%
Israel Government AID Government Guar. Notes zero coupon due 02/15/2024 (cost $2,317,173)	2,641,000	2,261,369

Total Long-Term Investment Securities
(cost $125,067,776)		125,544,684

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(7)(8) (cost $400,738)	400,738	400,738

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 5.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 11/30/2017, to be repurchased 12/01/2017 in the amount of $7,016,023 collateralized by $6,825,000 of U.S. Treasury Inflation Index Notes, bearing interest at 0.13% due 01/15/2023 and having an approximate value of $7,229,006 (cost $7,016,000)	$7,016,000	$7,016,000

TOTAL INVESTMENTS
(cost $132,484,514)(9)	100.0%	132,961,422
Other assets less liabilities	0.0	20,840

NET ASSETS	100.0%	$132,982,262

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2017, the aggregate value of these securities was $3,874,292 representing 2.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Commercial Mortgage Backed Security
(2)	Interest Only
(3)	Collateralized Mortgage Obligation
(4)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2017.
(5)	Principal Only
(6)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	At November 30, 2017, the Fund had loaned securities with a total value of $824,600. This was secured by collateral of $400,738, which was received in cash and subsequently invested in short-term investments currently valued at $400,738 as reported in the Portfolio of Investments. Additional collateral of $443,134 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
United States Treasury Bills	0.00%	01/04/2018 to 03/29/2018	$2,082
United States Treasury Notes/Bonds	0.13% to 8.13%	01/15/2018 to 05/15/2046	441,052

(8)	The rate shown is the 7-day yield as of November 30, 2017.
(9)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

STRIPS—Separate Trading of Registered Interest and Principal Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of November 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

1 ML—1 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate

90

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$5,853,342	$—	$5,853,342
U.S. Corporate Bonds & Notes	—	7,649,416	—	7,649,416
Foreign Corporate Bonds & Notes	—	2,111,468	—	2,111,468
U.S. Government Agencies	—	77,048,779	—	77,048,779
U.S. Government Treasuries	—	30,620,310	—	30,620,310
Foreign Government Obligations	—	2,261,369	—	2,261,369
Short-Term Investment Securities	400,738	—	—	400,738
Repurchase Agreements	—	7,016,000	—	7,016,000

Total Investments at Value	$400,738	$132,560,684	$—	$132,961,422

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

91

VALIC Company I Growth Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

Web Portals/ISP	6.3%
Computers	6.0
E — Commerce/Products	5.0
Internet Content — Entertainment	4.6
Finance — Credit Card	4.1
Medical — Biomedical/Gene	4.0
Applications Software	3.8
Medical Instruments	2.9
Medical — HMO	2.6
Aerospace/Defense	2.5
Retail — Discount	2.4
Electronic Components — Semiconductors	2.2
Commercial Services — Finance	2.0
Semiconductor Equipment	1.7
Tobacco	1.5
Medical — Drugs	1.5
Cosmetics & Toiletries	1.5
Retail — Restaurants	1.4
Diversified Manufacturing Operations	1.3
Registered Investment Companies	1.3
Real Estate Investment Trusts	1.2
Auto/Truck Parts & Equipment — Original	1.2
Diversified Banking Institutions	1.1
Retail — Major Department Stores	1.1
Chemicals — Diversified	1.1
Beverages — Non-alcoholic	1.0
Entertainment Software	1.0
Multimedia	1.0
Internet Security	0.9
Medical Products	0.9
Beverages — Wine/Spirits	0.9
Engines — Internal Combustion	0.8
Casino Hotels	0.8
Semiconductor Components — Integrated Circuits	0.8
Industrial Automated/Robotic	0.8
Retail — Apparel/Shoe	0.8
Transport — Truck	0.8
Commercial Services	0.7
Computer Services	0.7
Oil Companies — Exploration & Production	0.7
Electronic Measurement Instruments	0.7
E-Commerce/Services	0.7
Banks — Commercial	0.7
Airlines	0.6
Athletic Footwear	0.6
Insurance — Multi-line	0.6
Time Deposits	0.6
Enterprise Software/Service	0.6
Cruise Lines	0.6
Aerospace/Defense — Equipment	0.6
Internet Application Software	0.6
Transport — Rail	0.5
Machinery — Construction & Mining	0.5
Auto — Cars/Light Trucks	0.5
Machinery — General Industrial	0.5
Finance — Investment Banker/Broker	0.5
Data Processing/Management	0.5
Computer Software	0.4
Insurance — Life/Health	0.4
Instruments — Controls	0.4
Retail — Building Products	0.4
Agricultural Chemicals	0.4
Lighting Products & Systems	0.4
Electronic Forms	0.4
Diagnostic Kits	0.4
Software Tools	0.4
Cable/Satellite TV	0.3
Hotels/Motels	0.3
Food — Misc./Diversified	0.3

Exchange-Traded Funds	0.3%
Banks — Super Regional	0.3
Soap & Cleaning Preparation	0.3
Instruments — Scientific	0.3
Food — Meat Products	0.3
Diagnostic Equipment	0.3
Filtration/Separation Products	0.3
Oil — Field Services	0.3
E — Services/Consulting	0.3
Retail — Auto Parts	0.2
Medical Information Systems	0.2
Oil Companies — Integrated	0.2
Finance — Other Services	0.2
Schools	0.2
Chemicals — Specialty	0.2
Garden Products	0.2
Computer Aided Design	0.2
Building Products — Cement	0.2
Networking Products	0.2
Rental Auto/Equipment	0.2
Distribution/Wholesale	0.2
Insurance — Reinsurance	0.2
Cellular Telecom	0.2
Medical Labs & Testing Services	0.2
Consumer Products — Misc.	0.2
Radio	0.1
Building & Construction Products — Misc.	0.1
Patient Monitoring Equipment	0.1
Advanced Materials	0.1
Transport — Services	0.1
Diversified Financial Services	0.1
Machinery — Pumps	0.1
Apparel Manufacturers	0.1
Industrial Gases	0.1
Toys	0.1
Web Hosting/Design	0.1
Transactional Software	0.1
Containers — Paper/Plastic	0.1
Building Products — Air & Heating	0.1
Broadcast Services/Program	0.1
Machine Tools & Related Products	0.1
Food — Confectionery	0.1
Brewery	0.1
Retail — Jewelry	0.1
Human Resources	0.1
Metal — Diversified	0.1
Transport — Marine	0.1
Insurance — Property/Casualty	0.1
Machinery — Farming	0.1
Dialysis Centers	0.1
Footwear & Related Apparel	0.1
Food — Catering	0.1
Retail — Home Furnishings	0.1
Retail — Misc./Diversified	0.1
Computers — Memory Devices	0.1
Machinery — Electrical	0.1
Home Furnishings	0.1
Real Estate Management/Services	0.1
Food — Retail	0.1
Chemicals — Plastics	0.1
E — Marketing/Info	0.1

100.8%

*	Calculated as a percentage of net assets

92

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.6%
Advanced Materials — 0.1%
Hexcel Corp.	25,873	$1,604,126

Aerospace/Defense — 2.5%
Boeing Co.	90,569	25,069,499
Lockheed Martin Corp.	12,641	4,033,996

		29,103,495

Aerospace/Defense-Equipment — 0.6%
Astronics Corp.†	522	21,658
Curtiss-Wright Corp.	16,086	1,997,881
United Technologies Corp.	37,240	4,522,798

		6,542,337

Agricultural Chemicals — 0.4%
Monsanto Co.	40,857	4,835,017

Airlines — 0.6%
Delta Air Lines, Inc.	114,702	6,070,030
Ryanair Holdings PLC ADR†	12,390	1,510,836

		7,580,866

Apparel Manufacturers — 0.1%
Michael Kors Holdings, Ltd.†	24,780	1,448,143

Applications Software — 3.8%
Intuit, Inc.	16,466	2,588,785
Microsoft Corp.	318,313	26,792,405
salesforce.com, Inc.†	120,162	12,535,300
Tableau Software, Inc., Class A†#	41,580	2,923,074

		44,839,564

Athletic Footwear — 0.6%
adidas AG	8,900	1,855,875
NIKE, Inc., Class B	89,520	5,408,798

		7,264,673

Auto-Cars/Light Trucks — 0.5%
Tesla, Inc.†#	20,250	6,254,212

Auto/Truck Parts & Equipment-Original — 1.2%
Allison Transmission Holdings, Inc.	42,669	1,751,136
BorgWarner, Inc.	34,098	1,898,577
Delphi Automotive PLC	22,056	2,308,601
Valeo SA	13,718	995,945
WABCO Holdings, Inc.†	49,468	7,392,992

		14,347,251

Banks-Commercial — 0.7%
Banco do Brasil SA	34,600	316,357
Bank Mandiri Persero Tbk PT	2,086,200	1,144,739
CaixaBank SA	97,730	465,115
Central Pacific Financial Corp.	1,854	59,699
DNB ASA	38,050	694,615
Erste Group Bank AG	39,112	1,701,421
Grupo Financiero Banorte SAB de CV, Class O	104,330	612,762
HDFC Bank, Ltd.	27,560	792,072
Itau Unibanco Holding SA (Preference Shares)	40,600	511,864
KBC Group NV	15,860	1,298,508

		7,597,152

Banks-Super Regional — 0.3%
US Bancorp	67,770	3,737,515

Beverages-Non-alcoholic — 1.0%
Coca-Cola Co.	14,115	646,043
Coca-Cola HBC AG	13,890	443,668
Monster Beverage Corp.†	13,038	817,091
PepsiCo, Inc.	84,561	9,853,048

		11,759,850

Security Description	Shares	Value (Note 2)

Beverages-Wine/Spirits — 0.9%
Constellation Brands, Inc., Class A	29,020	$6,314,462
Diageo PLC	51,780	1,788,961
Treasury Wine Estates, Ltd.	159,700	1,907,366

		10,010,789

Brewery — 0.1%
Heineken NV	11,722	1,194,765

Broadcast Services/Program — 0.1%
Scripps Networks Interactive, Inc., Class A	15,780	1,291,435

Building & Construction Products-Misc. — 0.1%
Louisiana-Pacific Corp.†	60,369	1,666,788

Building Products-Air & Heating — 0.1%
Daikin Industries, Ltd.	11,200	1,293,948

Building Products-Cement — 0.2%
CRH PLC	28,460	982,071
HeidelbergCement AG	11,630	1,237,680

		2,219,751

Cable/Satellite TV — 0.3%
Comcast Corp., Class A	81,637	3,064,653
DISH Network Corp., Class A†	17,527	887,743

		3,952,396

Casino Hotels — 0.8%
Las Vegas Sands Corp.	85,206	5,903,924
Melco Resorts & Entertainment, Ltd. ADR	12,990	339,169
Wynn Resorts, Ltd.#	22,130	3,498,310

		9,741,403

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	31,135	1,901,414

Chemicals-Diversified — 1.1%
Arkema SA	9,480	1,160,527
FMC Corp.	25,998	2,454,211
Koppers Holdings, Inc.†	943	47,056
LyondellBasell Industries NV, Class A	23,414	2,451,446
PPG Industries, Inc.	50,282	5,875,452
Westlake Chemical Corp.	7,921	775,703

		12,764,395

Chemicals-Plastics — 0.1%
A. Schulman, Inc.	2,044	77,570
PolyOne Corp.	11,542	533,356

		610,926

Chemicals-Specialty — 0.2%
Stepan Co.	6,039	501,901
W.R. Grace & Co.	24,574	1,801,520

		2,303,421

Commercial Services — 0.7%
Ecolab, Inc.	36,420	4,950,206
Intertek Group PLC	16,090	1,138,675
Medifast, Inc.	15,184	1,040,560
RELX PLC	48,890	1,136,644

		8,266,085

Commercial Services-Finance — 2.0%
Global Payments, Inc.	23,252	2,338,221
PayPal Holdings, Inc.†	179,777	13,614,512
S&P Global, Inc.	21,569	3,569,238
Total System Services, Inc.	28,034	2,084,608
Travelport Worldwide, Ltd.	124,060	1,661,164

		23,267,743

93

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computer Aided Design — 0.2%
Cadence Design Systems, Inc.†	9,260	$406,607
Synopsys, Inc.†	20,298	1,834,533

		2,241,140

Computer Services — 0.7%
Cognizant Technology Solutions Corp., Class A	2,494	180,266
DXC Technology Co.	47,551	4,571,553
International Business Machines Corp.	22,107	3,403,815

		8,155,634

Computer Software — 0.4%
InterXion Holding NV†	8,520	491,859
Splunk, Inc.†#	57,129	4,575,462

		5,067,321

Computers — 6.0%
Apple, Inc.	407,800	70,080,430

Computers-Memory Devices — 0.1%
Western Digital Corp.	10,850	855,631

Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	15,195	1,819,753

Containers-Paper/Plastic — 0.1%
RPC Group PLC	106,010	1,321,745

Cosmetics & Toiletries — 1.5%
Estee Lauder Cos., Inc., Class A	92,099	11,496,718
Pola Orbis Holdings, Inc.	28,600	1,047,213
Procter & Gamble Co.	22,895	2,060,321
Unilever NV CVA	40,990	2,362,472

		16,966,724

Cruise Lines — 0.6%
Carnival PLC	16,290	1,055,089
Royal Caribbean Cruises, Ltd.	46,746	5,790,894

		6,845,983

Data Processing/Management — 0.5%
CSG Systems International, Inc.	26,115	1,198,417
Fidelity National Information Services, Inc.	4,986	470,330
Fiserv, Inc.†	30,287	3,981,226

		5,649,973

Diagnostic Equipment — 0.3%
Lonza Group AG	7,570	1,977,705
Thermo Fisher Scientific, Inc.	5,330	1,027,411

		3,005,116

Diagnostic Kits — 0.4%
IDEXX Laboratories, Inc.†	27,057	4,231,985

Dialysis Centers — 0.1%
Fresenius Medical Care AG & Co. KGaA	9,815	975,444

Distribution/Wholesale — 0.2%
Bunzl PLC	25,020	716,057
Ferguson PLC	19,810	1,430,234

		2,146,291

Diversified Banking Institutions — 1.1%
Bank of America Corp.	94,304	2,656,544
BNP Paribas SA	18,050	1,367,297
HSBC Holdings PLC	124,800	1,253,246
JPMorgan Chase & Co.	62,980	6,582,669
UniCredit SpA†	55,264	1,112,847

		12,972,603

Security Description	Shares	Value (Note 2)

Diversified Financial Services — 0.1%
Julius Baer Group, Ltd.	26,050	$1,531,936

Diversified Manufacturing Operations — 1.3%
3M Co.	41,531	10,097,847
Carlisle Cos., Inc.	16,262	1,869,642
Illinois Tool Works, Inc.	300	50,775
Lydall, Inc.†	5,176	284,939
Parker-Hannifin Corp.	15,250	2,859,223

		15,162,426

E-Commerce/Products — 5.0%
Alibaba Group Holding, Ltd. ADR†	11,630	2,059,440
Amazon.com, Inc.†	44,849	52,776,061
ASOS PLC†	11,976	982,123
MonotaRO Co., Ltd.#	26,500	757,262
Rakuten, Inc.	58,400	600,445
Start Today Co., Ltd.	40,300	1,241,935

		58,417,266

E-Commerce/Services — 0.7%
Expedia, Inc.	30,540	3,741,150
Just Eat PLC†	65,689	710,285
Priceline Group, Inc.†	1,875	3,261,956

		7,713,391

E-Marketing/Info — 0.1%
CyberAgent, Inc.#	17,400	600,195

E-Services/Consulting — 0.3%
CDW Corp.	41,976	2,938,740

Electronic Components-Misc. — 0.0%
Stoneridge, Inc.†	5,374	122,635

Electronic Components-Semiconductors — 2.2%
ams AG	30,610	2,979,315
Broadcom, Ltd.	37,545	10,435,257
Infineon Technologies AG	28,080	775,625
Intel Corp.	36,459	1,634,822
Microsemi Corp.†	6,776	358,112
NVIDIA Corp.	2,900	582,059
Rohm Co., Ltd.	8,300	855,874
Skyworks Solutions, Inc.	12,846	1,345,490
Texas Instruments, Inc.	30,063	2,924,829
Xilinx, Inc.	50,900	3,538,059

		25,429,442

Electronic Forms — 0.4%
Adobe Systems, Inc.†	24,272	4,404,640

Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.	50,731	3,512,615
FLIR Systems, Inc.	26,993	1,257,334
Keyence Corp.	5,500	3,205,565

		7,975,514

Engineering/R&D Services — 0.0%
Argan, Inc.	8,137	480,083

Engines-Internal Combustion — 0.8%
Cummins, Inc.	58,365	9,770,301

Enterprise Software/Service — 0.6%
Oracle Corp.	89,653	4,398,376
SAP SE	15,420	1,737,128
SPS Commerce, Inc.†	2,215	111,769
Veeva Systems, Inc., Class A†	11,876	715,054

		6,962,327

94

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Entertainment Software — 1.0%
Activision Blizzard, Inc.	98,836	$6,167,366
Electronic Arts, Inc.†	52,108	5,541,686

		11,709,052

Filtration/Separation Products — 0.3%
Donaldson Co., Inc.	59,589	2,973,491

Finance-Credit Card — 4.1%
Alliance Data Systems Corp.	2,992	715,896
American Express Co.	41,859	4,090,043
Mastercard, Inc., Class A	90,712	13,649,435
Visa, Inc., Class A#	258,867	29,145,835

		47,601,209

Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp.	99,119	4,836,016
Evercore, Inc., Class A	10,030	871,105

		5,707,121

Finance-Other Services — 0.2%
Deutsche Boerse AG	4,990	565,769
London Stock Exchange Group PLC	37,570	1,922,388

		2,488,157

Food-Catering — 0.1%
Compass Group PLC	45,125	915,712

Food-Confectionery — 0.1%
Hershey Co.	10,875	1,206,364

Food-Meat Products — 0.3%
Hormel Foods Corp.#	83,551	3,045,434

Food-Misc./Diversified — 0.3%
Associated British Foods PLC	27,600	1,095,870
Chr. Hansen Holding A/S#	11,670	1,060,100
Danone SA	19,780	1,669,869

		3,825,839

Food-Retail — 0.1%
Jeronimo Martins SGPS SA	31,850	625,212

Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†	12,677	947,352

Garden Products — 0.2%
Scotts Miracle-Gro Co., Class A	3,575	353,567
Toro Co.	29,464	1,922,526

		2,276,093

Home Furnishings — 0.1%
Sleep Number Corp.†	19,431	683,777

Hotels/Motels — 0.3%
Accor SA	18,280	917,230
Choice Hotels International, Inc.	7,267	570,460
Hilton Grand Vacations, Inc.†	18,961	757,871
Marriott International, Inc., Class A	12,797	1,625,219

		3,870,780

Human Resources — 0.1%
Recruit Holdings Co., Ltd.	38,100	894,316
TrueBlue, Inc.†	7,933	225,694

		1,120,010

Industrial Automated/Robotic — 0.8%
Cognex Corp.	14,370	1,991,251
FANUC Corp.	4,000	1,000,927
Yaskawa Electric Corp.#	145,200	6,439,602

		9,431,780

Security Description	Shares	Value (Note 2)

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	8,549	$1,393,829

Instruments-Controls — 0.4%
Honeywell International, Inc.	19,511	3,042,935
Sensata Technologies Holding NV†#	36,922	1,844,254

		4,887,189

Instruments-Scientific — 0.3%
PerkinElmer, Inc.	23,900	1,760,952
Waters Corp.†	7,402	1,459,452

		3,220,404

Insurance-Life/Health — 0.4%
AIA Group, Ltd.	311,600	2,539,827
Aviva PLC	195,219	1,349,949
St James’s Place PLC	61,760	1,014,511

		4,904,287

Insurance-Multi-line — 0.6%
Allstate Corp.	20,113	2,064,801
MetLife, Inc.	93,690	5,029,279

		7,094,080

Insurance-Property/Casualty — 0.1%
Infinity Property & Casualty Corp.	4,410	475,398
Stewart Information Services Corp.	14,490	584,382

		1,059,780

Insurance-Reinsurance — 0.2%
Essent Group, Ltd.†	30,935	1,368,874
Swiss Re AG	7,070	663,216

		2,032,090

Internet Application Software — 0.6%
Tencent Holdings, Ltd.	125,900	6,498,845

Internet Content-Entertainment — 4.6%
Facebook, Inc., Class A†	276,326	48,959,441
Netflix, Inc.†	24,620	4,618,219

		53,577,660

Internet Security — 0.9%
Palo Alto Networks, Inc.†#	58,180	8,479,735
Symantec Corp.	82,611	2,393,241

		10,872,976

Lighting Products & Systems — 0.4%
Acuity Brands, Inc.#	27,570	4,726,049

Machine Tools & Related Products — 0.1%
Sandvik AB	71,600	1,229,903

Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	34,030	4,803,335
Hyster-Yale Materials Handling, Inc.	892	75,668
Komatsu, Ltd.	46,900	1,461,976

		6,340,979

Machinery-Electrical — 0.1%
ABB, Ltd.	33,030	845,454

Machinery-Farming — 0.1%
Alamo Group, Inc.	835	98,488
Deere & Co.	6,381	956,257

		1,054,745

95

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery-General Industrial — 0.5%
Hexagon AB, Class B	23,440	$1,152,058
Wabtec Corp.#	62,700	4,821,630
Zebra Technologies Corp., Class A†	1,067	117,711

		6,091,399

Machinery-Pumps — 0.1%
Graco, Inc.	2,547	335,160
Weir Group PLC	44,090	1,163,885

		1,499,045

Medical Imaging Systems — 0.0%
Analogic Corp.	952	78,826

Medical Information Systems — 0.2%
Cerner Corp.†	37,481	2,649,532

Medical Instruments — 2.9%
Boston Scientific Corp.†	89,468	2,351,219
Edwards Lifesciences Corp.†	92,737	10,868,776
Intuitive Surgical, Inc.†	47,687	19,064,309
Sysmex Corp.	15,800	1,202,925

		33,487,229

Medical Labs & Testing Services — 0.2%
Quest Diagnostics, Inc.	18,845	1,855,479

Medical Products — 0.9%
ABIOMED, Inc.†	17,363	3,383,007
Atrion Corp.	208	140,317
Cooper Cos., Inc.	8,161	1,968,270
Globus Medical, Inc., Class A†	14,785	561,978
Penumbra, Inc.†#	11,600	1,221,480
Varian Medical Systems, Inc.†#	10,551	1,179,074
Zimmer Biomet Holdings, Inc.	14,774	1,730,035

		10,184,161

Medical-Biomedical/Gene — 4.0%
Alexion Pharmaceuticals, Inc.†	15,577	1,710,510
Amgen, Inc.	30,427	5,344,807
Biogen, Inc.†	26,981	8,692,469
Bluebird Bio, Inc.†#	7,700	1,330,560
Celgene Corp.†	86,668	8,738,735
CSL, Ltd.	14,520	1,579,883
Gilead Sciences, Inc.	82,741	6,187,372
Illumina, Inc.†	4,480	1,030,534
Incyte Corp.†	9,705	960,698
Ionis Pharmaceuticals, Inc.†#	40,400	2,241,796
Regeneron Pharmaceuticals, Inc.†	26,165	9,468,067

		47,285,431

Medical-Drugs — 1.5%
AbbVie, Inc.	7,606	737,174
Allergan PLC	7,480	1,300,248
Bristol-Myers Squibb Co.	56,835	3,591,404
Eli Lilly & Co.	38,268	3,239,003
Johnson & Johnson	15,811	2,202,947
Merck & Co., Inc.	31,992	1,768,198
Pfizer, Inc.	67,900	2,462,054
Roche Holding AG	7,371	1,860,011

		17,161,039

Medical-HMO — 2.6%
Cigna Corp.	23,573	4,991,111
Tivity Health, Inc.†	25,780	948,704
UnitedHealth Group, Inc.	89,105	20,331,088
WellCare Health Plans, Inc.†	19,850	4,227,852

		30,498,755

Security Description	Shares	Value (Note 2)

Metal-Diversified — 0.1%
Rio Tinto PLC	22,760	$1,078,803

Multimedia — 1.0%
Liberty Media Corp. - Liberty Formula One, Series C†	30,264	1,101,610
Time Warner, Inc.	36,290	3,320,898
Walt Disney Co.	64,983	6,811,518

		11,234,026

Networking Products — 0.2%
LogMeIn, Inc.#	18,437	2,194,003

Oil Companies-Exploration & Production — 0.7%
Concho Resources, Inc.†#	26,501	3,706,430
EOG Resources, Inc.	34,960	3,577,107
Lundin Petroleum AB†	35,770	823,671

		8,107,208

Oil Companies-Integrated — 0.2%
Royal Dutch Shell PLC, Class A	43,302	1,385,806
TOTAL SA	19,914	1,124,345

		2,510,151

Oil-Field Services — 0.3%
Halliburton Co.	70,647	2,951,632

Optical Supplies — 0.0%
Essilor International SA	3,230	415,579

Patient Monitoring Equipment — 0.1%
Masimo Corp.†	18,551	1,648,071

Radio — 0.1%
Sirius XM Holdings, Inc.#	314,330	1,728,815

Real Estate Investment Trusts — 1.2%
Equity Residential	90,334	6,036,118
Potlatch Corp.	33,190	1,712,604
SBA Communications Corp.†	40,168	6,818,518

		14,567,240

Real Estate Management/Services — 0.1%
Daito Trust Construction Co., Ltd.	3,500	641,022

Rental Auto/Equipment — 0.2%
Ashtead Group PLC	44,008	1,131,216
Localiza Rent a Car SA	126,300	772,821
McGrath RentCorp	5,908	282,402

		2,186,439

Retail-Apparel/Shoe — 0.8%
ANTA Sports Products, Ltd.	131,000	588,315
Industria de Diseno Textil SA	10,680	378,505
Lojas Renner SA	75,400	781,537
Ross Stores, Inc.	49,800	3,786,294
Tapestry, Inc.	59,800	2,493,062
Zalando SE†#*	26,665	1,365,307

		9,393,020

Retail-Auto Parts — 0.2%
O’Reilly Automotive, Inc.†	12,130	2,865,227

Retail-Building Products — 0.4%
Home Depot, Inc.	11,632	2,091,666
Lowe’s Cos., Inc.	33,304	2,776,555

		4,868,221

Retail-Convenience Store — 0.0%
CP ALL PCL	176,400	394,280

96

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail-Discount — 2.4%
B&M European Value Retail SA	221,589	$1,145,021
Costco Wholesale Corp.	40,077	7,391,401
Dollar Tree, Inc.†	65,766	6,758,114
Dollarama, Inc.	6,930	847,134
Target Corp.	115,891	6,941,871
Wal-Mart Stores, Inc.	55,013	5,348,914

		28,432,455

Retail-Drug Store — 0.0%
CVS Health Corp.	6,401	490,317
Walgreens Boots Alliance, Inc.	427	31,068

		521,385

Retail-Home Furnishings — 0.1%
Nitori Holdings Co., Ltd.	5,400	883,704

Retail-Jewelry — 0.1%
Cie Financiere Richemont SA	13,770	1,185,208

Retail-Major Department Stores — 1.1%
Kering	4,300	1,908,796
TJX Cos., Inc.	145,644	11,003,404

		12,912,200

Retail-Misc./Diversified — 0.1%
Ryohin Keikaku Co., Ltd.	2,800	876,145

Retail-Restaurants — 1.4%
Chipotle Mexican Grill, Inc.†#	14,098	4,291,290
Darden Restaurants, Inc.	47,017	3,964,473
McDonald’s Corp.	2,735	470,338
Ruth’s Hospitality Group, Inc.	13,730	294,509
Starbucks Corp.	118,250	6,837,215

		15,857,825

Savings & Loans/Thrifts — 0.0%
Meta Financial Group, Inc.	4,455	418,547

Schools — 0.2%
Grand Canyon Education, Inc.†	18,770	1,782,399
TAL Education Group ADR	19,990	557,321

		2,339,720

Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	24,660	2,123,473
Maxim Integrated Products, Inc.	122,944	6,433,659
Taiwan Semiconductor Manufacturing Co., Ltd.	142,000	1,069,043

		9,626,175

Semiconductor Equipment — 1.7%
Applied Materials, Inc.	182,724	9,642,346
ASML Holding NV	46,570	8,188,107
Lam Research Corp.	13,216	2,541,833

		20,372,286

Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.	70,742	3,331,241

Software Tools — 0.4%
VMware, Inc., Class A†#	34,066	4,091,667

Steel-Producers — 0.0%
ArcelorMittal†	10,400	314,864

Telecommunication Equipment — 0.0%
ARRIS International PLC†	11,059	331,438

Telephone-Integrated — 0.0%
Verizon Communications, Inc.	3,479	177,046

Security Description	Shares/ Principal Amount	Value (Note 2)

Tobacco — 1.5%
Altria Group, Inc.	84,072	$5,702,604
British American Tobacco PLC	41,490	2,639,355
Philip Morris International, Inc.	86,206	8,857,667

		17,199,626

Toys — 0.1%
Nintendo Co., Ltd.	3,400	1,380,397

Transactional Software — 0.1%
Amadeus IT Group SA	18,450	1,332,095

Transport-Marine — 0.1%
AP Moller - Maersk A/S, Series B	600	1,076,423

Transport-Rail — 0.5%
Union Pacific Corp.	50,522	6,391,033

Transport-Services — 0.1%
DSV A/S	20,210	1,556,662

Transport-Truck — 0.8%
JB Hunt Transport Services, Inc.	36,880	4,098,843
XPO Logistics, Inc.†#	63,219	4,996,198

		9,095,041

Web Hosting/Design — 0.1%
VeriSign, Inc.†#	11,836	1,362,324

Web Portals/ISP — 6.3%
Alphabet, Inc., Class A†	53,661	55,601,919
Alphabet, Inc., Class C†	13,580	13,870,748
Baidu, Inc. ADR†	12,340	2,944,077
Yandex NV, Class A†	36,720	1,215,799

		73,632,543

Total Common Stocks
(cost $886,831,422)		1,151,682,465

EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell 1000 Growth ETF# (cost $3,644,076)	27,883	3,730,467

Total Long-Term Investment Securities
(cost $890,475,498)		1,155,412,932

SHORT-TERM INVESTMENT SECURITIES — 1.9%
Registered Investment Companies — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(1)(2)	14,917,424	14,917,424

Time Deposits — 0.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 12/01/2017	$6,998,000	6,998,000

Total Short-Term Investment Securities
(cost $21,915,424)		21,915,424

TOTAL INVESTMENTS
(cost $912,390,922)(3)	100.8%	1,177,328,356
Liabilities in excess of other assets	(0.8)	(9,588,884)

NET ASSETS	100.0%	$1,167,739,472

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2017, the aggregate value of these securities was $1,365,307 representing 0.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

97

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

(1)	At November 30, 2017, the Fund had loaned securities with a total value of $71,698,406. This was secured by collateral of $14,917,424, which was received in cash and subsequently invested in short-term investments currently valued at $14,917,424 as reported in the Portfolio of Investments. Additional collateral of $58,013,641 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$10,706,383
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	5,640,002
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	10,755,466
United States Treasury Bills	0.00%	12/14/2017 to 08/16/2018	1,178,473
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2017 to 02/15/2047	29,733,317
(2)	The rate shown is the 7-day yield as of November 30, 2017.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVA—Certification Van Aandelen

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Credit Suisse	CHF	1,028,496	USD	1,056,388	12/29/2017	$8,498	$—
	JPY	349,010,200	USD	3,117,876	12/29/2017	12,170	—
	USD	130,379	CHF	127,644	12/29/2017	—	(329)
	USD	139,391	JPY	15,849,400	12/29/2017	1,647	—

						22,315	(329)

UBS AG	EUR	5,072,529	USD	6,006,289	12/29/2017	—	(42,086)
	USD	651,671	EUR	549,032	12/29/2017	2,983	—

						2,983	(42,086)

Net Unrealized Appreciation (Depreciation)						$25,298	$(42,415)

CHF—Swiss Franc

EUR—Euro Currency

JPY—Japanese Yen

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,027,695,008	$123,987,457	**	$—	$1,151,682,465
Exchange-Traded Funds	3,730,467	—		—	3,730,467
Short-Term Investment Securities:
Registered Investment Companies	14,917,424	—		—	14,917,424
Time Deposits	—	6,998,000		—	6,998,000

Total Investments at Value	$1,046,342,899	$130,985,457		$—	$1,177,328,356

Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$25,298		$—	$25,298

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$42,415		$—	$42,415

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $107,187,644 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

98

VALIC Company I Growth & Income Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*
Medical-Drugs	5.3%
Computers	4.6
Diversified Banking Institutions	4.6
Applications Software	3.9
Web Portals/ISP	3.4
Electronic Components-Semiconductors	3.3
Electric-Integrated	3.1
Oil Companies-Exploration & Production	3.1
Medical-HMO	2.6
Medical-Biomedical/Gene	2.6
Banks-Super Regional	2.5
Real Estate Investment Trusts	2.4
Finance-Credit Card	2.3
Internet Content-Entertainment	2.3
Cable/Satellite TV	2.2
Diversified Manufacturing Operations	2.1
Retail-Building Products	2.1
Insurance-Multi-line	2.1
Chemicals-Diversified	2.0
Oil Companies-Integrated	2.0
E-Commerce/Products	1.9
Transport-Rail	1.7
Computer Services	1.6
Insurance-Reinsurance	1.6
Beverages-Non-alcoholic	1.5
Multimedia	1.5
Instruments-Controls	1.4
Tobacco	1.4
Electronic Forms	1.3
Diagnostic Equipment	1.3
Retail-Discount	1.2
Banks-Fiduciary	1.1
Aerospace/Defense	1.1
Tools-Hand Held	1.1
Food-Misc./Diversified	0.9
Medical Products	0.9
Telephone-Integrated	0.9
Finance-Investment Banker/Broker	0.8
Cosmetics & Toiletries	0.8
Semiconductor Components-Integrated Circuits	0.8
Airlines	0.8
Time Deposits	0.7
Retail-Major Department Stores	0.6
Brewery	0.6
Data Processing/Management	0.6
Retail-Drug Store	0.6
Medical Instruments	0.6
Retail-Apparel/Shoe	0.6
Electronic Connectors	0.5
Building-Residential/Commercial	0.5
Consumer Products-Misc.	0.5
Cruise Lines	0.5
Machinery-Farming	0.5
Finance-Other Services	0.5
Auto/Truck Parts & Equipment-Original	0.4
Electronic Security Devices	0.4
Retail-Restaurants	0.4
Pipelines	0.4
Beverages-Wine/Spirits	0.4
Insurance Brokers	0.4
Athletic Footwear	0.3
Networking Products	0.3
Auto-Cars/Light Trucks	0.3
Retail-Auto Parts	0.3
Oil Refining & Marketing	0.3
Aerospace/Defense-Equipment	0.3
Commercial Services-Finance	0.3
Electronic Measurement Instruments	0.3

Auto-Heavy Duty Trucks	0.3
Containers-Paper/Plastic	0.2
Cellular Telecom	0.2
Building Products-Wood	0.2
Retail-Consumer Electronics	0.2
Medical-Wholesale Drug Distribution	0.2
E-Commerce/Services	0.2
Containers-Metal/Glass	0.2
Metal-Aluminum	0.2
Enterprise Software/Service	0.2
Banks-Commercial	0.1
Insurance-Property/Casualty	0.1
Distribution/Wholesale	0.1
Hotels/Motels	0.1
Transport-Services	0.1
Chemicals-Specialty	0.1
Radio	0.1
Registered Investment Companies	0.1
Gold Mining	0.1
Investment Management/Advisor Services	0.1
Internet Security	0.1
Textile-Home Furnishings	0.1
Agricultural Operations	0.1
Building Products-Cement	0.1
Gas-Distribution	0.1
Medical-Generic Drugs	0.1

99.9%

*	Calculated as a percentage of net assets

99

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.1%
Aerospace/Defense — 1.1%
General Dynamics Corp.	3,459	$716,566
Northrop Grumman Corp.	2,292	704,561

		1,421,127

Aerospace/Defense-Equipment — 0.3%
Harris Corp.	631	91,179
United Technologies Corp.	2,413	293,059

		384,238

Agricultural Chemicals — 0.0%
Mosaic Co.	536	13,019

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	2,116	84,386

Airlines — 0.8%
Delta Air Lines, Inc.	11,886	629,007
United Continental Holdings, Inc.†	5,993	379,477

		1,008,484

Applications Software — 3.9%
Intuit, Inc.	815	128,135
Microsoft Corp.	57,678	4,854,757

		4,982,892

Athletic Footwear — 0.3%
NIKE, Inc., Class B	7,338	443,362

Auto-Cars/Light Trucks — 0.3%
Ford Motor Co.	33,194	415,589

Auto-Heavy Duty Trucks — 0.3%
PACCAR, Inc.	4,768	335,333

Auto/Truck Parts & Equipment-Original — 0.4%
Delphi Automotive PLC	3,986	417,215
Lear Corp.	834	150,862

		568,077

Banks-Commercial — 0.1%
SVB Financial Group†	809	184,161

Banks-Fiduciary — 1.1%
Bank of New York Mellon Corp.	12,586	688,958
Citizens Financial Group, Inc.	2,442	99,389
State Street Corp.	6,925	660,299

		1,448,646

Banks-Super Regional — 2.5%
Capital One Financial Corp.	5,149	473,708
Comerica, Inc.	3,127	260,510
KeyCorp	24,209	459,487
SunTrust Banks, Inc.	4,246	261,681
Wells Fargo & Co.	32,208	1,818,786

		3,274,172

Beverages-Non-alcoholic — 1.5%
Coca-Cola Co.	7,116	325,699
PepsiCo, Inc.	13,652	1,590,731

		1,916,430

Beverages-Wine/Spirits — 0.4%
Constellation Brands, Inc., Class A	2,449	532,878

Brewery — 0.6%
Molson Coors Brewing Co., Class B	9,873	771,081

Building Products-Cement — 0.1%
Vulcan Materials Co.	641	80,542

Security Description	Shares	Value (Note 2)

Building Products-Wood — 0.2%
Masco Corp.	6,936	$297,624

Building-Residential/Commercial — 0.5%
D.R. Horton, Inc.	5,637	287,487
PulteGroup, Inc.	2,224	75,905
Toll Brothers, Inc.	5,728	288,290

		651,682

Cable/Satellite TV — 2.2%
Charter Communications, Inc., Class A†	2,668	870,328
Comcast Corp., Class A	44,830	1,682,918
DISH Network Corp., Class A†	6,769	342,850

		2,896,096

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	5,075	309,930

Chemicals-Diversified — 2.0%
Celanese Corp., Series A	2,473	265,205
DowDuPont, Inc.	21,738	1,564,266
Eastman Chemical Co.	8,446	780,157

		2,609,628

Chemicals-Specialty — 0.1%
Albemarle Corp.#	879	118,067

Commercial Services-Finance — 0.3%
H&R Block, Inc.#	2,300	60,214
Vantiv, Inc., Class A†#	4,239	317,925

		378,139

Computer Services — 1.6%
Accenture PLC, Class A	11,056	1,636,398
International Business Machines Corp.	3,173	488,547

		2,124,945

Computers — 4.6%
Apple, Inc.	31,958	5,491,982
HP, Inc.	22,459	481,746

		5,973,728

Consumer Products-Misc. — 0.5%
Kimberly-Clark Corp.	5,418	648,860

Containers-Metal/Glass — 0.2%
Crown Holdings, Inc.†	4,087	244,117

Containers-Paper/Plastic — 0.2%
WestRock Co.	5,065	316,107

Cosmetics & Toiletries — 0.8%
Estee Lauder Cos., Inc., Class A	2,020	252,157
Procter & Gamble Co.	9,096	818,549

		1,070,706

Cruise Lines — 0.5%
Royal Caribbean Cruises, Ltd.	5,000	619,400

Data Processing/Management — 0.6%
Fidelity National Information Services, Inc.	8,118	765,771

Diagnostic Equipment — 1.3%
Abbott Laboratories	15,491	873,228
Danaher Corp.	4,010	378,384
Thermo Fisher Scientific, Inc.	2,124	409,422

		1,661,034

Distribution/Wholesale — 0.1%
HD Supply Holdings, Inc.†	3,745	138,490

100

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Banking Institutions — 4.6%
Bank of America Corp.	86,682	$2,441,832
Citigroup, Inc.	27,898	2,106,299
Morgan Stanley	26,256	1,355,072

		5,903,203

Diversified Manufacturing Operations — 2.1%
Eaton Corp. PLC	11,957	930,015
General Electric Co.	34,550	631,919
Ingersoll-Rand PLC	11,777	1,031,901
Parker-Hannifin Corp.	771	144,555

		2,738,390

E-Commerce/Products — 1.9%
Amazon.com, Inc.†	2,115	2,488,826

E-Commerce/Services — 0.2%
Priceline Group, Inc.†	161	280,093

Electric-Integrated — 3.1%
American Electric Power Co., Inc.	7,166	556,297
CMS Energy Corp.	6,233	311,027
Edison International	4,741	385,301
Exelon Corp.	11,046	460,729
NextEra Energy, Inc.	7,657	1,210,112
WEC Energy Group, Inc.#	1,146	79,635
Xcel Energy, Inc.	19,180	989,880

		3,992,981

Electronic Components-Semiconductors — 3.3%
Broadcom, Ltd.	5,224	1,451,958
Microchip Technology, Inc.#	4,401	382,843
Micron Technology, Inc.†	4,284	181,599
NVIDIA Corp.	2,701	542,118
Texas Instruments, Inc.	16,772	1,631,748

		4,190,266

Electronic Connectors — 0.5%
TE Connectivity, Ltd.	7,179	677,985

Electronic Forms — 1.3%
Adobe Systems, Inc.†	9,350	1,696,744

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	4,088	283,053
Fortive Corp.	840	62,706

		345,759

Electronic Security Devices — 0.4%
Allegion PLC	6,597	555,072

Enterprise Software/Service — 0.2%
Oracle Corp.	1,579	77,466
Workday, Inc., Class A†	1,339	137,917

		215,383

Finance-Credit Card — 2.3%
American Express Co.	8,181	799,365
Visa, Inc., Class A#	19,059	2,145,853

		2,945,218

Finance-Investment Banker/Broker — 0.8%
Charles Schwab Corp.	22,082	1,077,381

Finance-Other Services — 0.5%
Intercontinental Exchange, Inc.	8,224	587,605

Food-Confectionery — 0.0%
J.M. Smucker Co.	331	38,618

Security Description	Shares	Value (Note 2)

Food-Misc./Diversified — 0.9%
Kraft Heinz Co.	1,122	$91,297
Mondelez International, Inc., Class A	26,300	1,129,322

		1,220,619

Gas-Distribution — 0.1%
NiSource, Inc.	2,891	79,589

Gold Mining — 0.1%
Newmont Mining Corp.	2,731	101,020

Home Decoration Products — 0.0%
Newell Brands, Inc.	1,245	38,558

Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	1,778	137,902

Instruments-Controls — 1.4%
Honeywell International, Inc.	11,724	1,828,475

Insurance Brokers — 0.4%
Arthur J. Gallagher & Co.	7,155	471,014

Insurance-Life/Health — 0.0%
Brighthouse Financial, Inc.†	804	47,267

Insurance-Multi-line — 2.1%
Chubb, Ltd.	7,516	1,143,259
Hartford Financial Services Group, Inc.	5,701	327,465
MetLife, Inc.	19,270	1,034,414
Voya Financial, Inc.	3,984	176,093

		2,681,231

Insurance-Property/Casualty — 0.1%
XL Group, Ltd.	4,409	171,157

Insurance-Reinsurance — 1.6%
Berkshire Hathaway, Inc., Class B†	9,750	1,881,847
Everest Re Group, Ltd.	785	172,386

		2,054,233

Internet Content-Entertainment — 2.3%
Facebook, Inc., Class A†	16,573	2,936,404

Internet Security — 0.1%
Symantec Corp.	3,371	97,658

Investment Management/Advisor Services — 0.1%
BlackRock, Inc.	199	99,737

Machinery-Farming — 0.5%
Deere & Co.	4,020	602,437

Medical Instruments — 0.6%
Boston Scientific Corp.†	27,382	719,599

Medical Products — 0.9%
Becton Dickinson and Co.	2,788	636,249
Cooper Cos., Inc.	289	69,701
Zimmer Biomet Holdings, Inc.	4,150	485,965

		1,191,915

Medical-Biomedical/Gene — 2.6%
Alexion Pharmaceuticals, Inc.†	1,366	150,000
Amgen, Inc.	352	61,832
Biogen, Inc.†	2,603	838,609
BioMarin Pharmaceutical, Inc.†#	547	46,933
Celgene Corp.†	7,409	747,050
Gilead Sciences, Inc.	9,743	728,582
Illumina, Inc.†	1,412	324,802
Vertex Pharmaceuticals, Inc.†	3,305	476,878

		3,374,686

101

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical-Drugs — 5.3%
AbbVie, Inc.	1,455	$141,019
Allergan PLC	4,403	765,373
Bristol-Myers Squibb Co.	16,449	1,039,412
Eli Lilly & Co.	12,082	1,022,620
Johnson & Johnson	9,452	1,316,947
Merck & Co., Inc.	11,247	621,622
Pfizer, Inc.	53,729	1,948,214

		6,855,207

Medical-Generic Drugs — 0.1%
Mylan NV†	1,900	69,407

Medical-HMO — 2.6%
Cigna Corp.	4,423	936,482
Humana, Inc.	529	137,995
UnitedHealth Group, Inc.	10,102	2,304,973

		3,379,450

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	2,602	220,702
McKesson Corp.	433	63,971

		284,673

Metal-Aluminum — 0.2%
Alcoa Corp.†	5,753	238,807

Multimedia — 1.5%
Time Warner, Inc.	2,052	187,779
Twenty-First Century Fox, Inc., Class A	25,316	808,593
Walt Disney Co.	8,742	916,336

		1,912,708

Networking Products — 0.3%
Cisco Systems, Inc.	11,300	421,490

Oil Companies-Exploration & Production — 3.1%
Anadarko Petroleum Corp.	7,115	342,161
Concho Resources, Inc.†#	2,937	410,769
Diamondback Energy, Inc.†	4,784	522,939
EOG Resources, Inc.	8,628	882,817
EQT Corp.	4,062	242,095
Occidental Petroleum Corp.	10,282	724,881
Pioneer Natural Resources Co.	5,504	858,844

		3,984,506

Oil Companies-Integrated — 2.0%
Chevron Corp.	10,377	1,234,759
Exxon Mobil Corp.	16,041	1,336,055

		2,570,814

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp.	6,530	408,974

Oil-Field Services — 0.0%
Halliburton Co.	929	38,814

Pipelines — 0.4%
Kinder Morgan, Inc.	23,646	407,420
ONEOK, Inc.	2,504	129,958

		537,378

Radio — 0.1%
Sirius XM Holdings, Inc.#	21,450	117,975

Real Estate Investment Trusts — 2.4%
AvalonBay Communities, Inc.	2,542	460,941
Boston Properties, Inc.	1,324	166,003
Brixmor Property Group, Inc.	3,186	57,571
Digital Realty Trust, Inc.#	890	103,863

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Equinix, Inc.	507	$235,496
Equity Residential	3,974	265,543
Extra Space Storage, Inc.	3,070	262,055
Federal Realty Investment Trust	1,740	230,045
HCP, Inc.	5,571	147,297
Omega Healthcare Investors, Inc.#	1,740	46,719
Prologis, Inc.	3,992	264,390
Public Storage	2,277	485,274
SBA Communications Corp.†	802	136,140
Vornado Realty Trust	2,462	191,101

		3,052,438

Retail-Apparel/Shoe — 0.6%
PVH Corp.	1,884	253,492
Ross Stores, Inc.	6,069	461,426

		714,918

Retail-Auto Parts — 0.3%
O’Reilly Automotive, Inc.†	1,756	414,785

Retail-Building Products — 2.1%
Home Depot, Inc.	9,537	1,714,943
Lowe’s Cos., Inc.	11,793	983,183

		2,698,126

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	4,869	290,241

Retail-Discount — 1.2%
Costco Wholesale Corp.	4,635	854,833
Dollar Tree, Inc.†	6,134	630,330

		1,485,163

Retail-Drug Store — 0.6%
Walgreens Boots Alliance, Inc.	10,124	736,622

Retail-Major Department Stores — 0.6%
TJX Cos., Inc.	10,482	791,915

Retail-Restaurants — 0.4%
McDonald’s Corp.	752	129,322
Starbucks Corp.	1,033	59,728
Yum! Brands, Inc.	4,237	353,662

		542,712

Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	11,859	1,021,178

Telephone-Integrated — 0.9%
AT&T, Inc.	10,279	373,950
Verizon Communications, Inc.	14,148	719,992

		1,093,942

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	335	94,674

Tobacco — 1.4%
Philip Morris International, Inc.	17,014	1,748,188

Tools-Hand Held — 1.1%
Snap-on, Inc.#	2,006	339,877
Stanley Black & Decker, Inc.	6,065	1,028,806

		1,368,683

Transport-Rail — 1.7%
Norfolk Southern Corp.	5,205	721,569
Union Pacific Corp.	11,752	1,486,628

		2,208,197

102

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Transport-Services — 0.1%
FedEx Corp.	524	$121,285

Web Portals/ISP — 3.4%
Alphabet, Inc., Class A†	2,133	2,210,151
Alphabet, Inc., Class C†	2,181	2,227,695

		4,437,846

Total Long-Term Investment Securities
(cost $94,617,015)		127,916,882

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Registered Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 1.04% (1)(2)	104,752	104,752
Time Deposits — 0.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 12/01/2017	$927,000	927,000

Total Short-Term Investment Securities
(cost $1,031,752)		1,031,752

TOTAL INVESTMENTS
(cost $95,648,767) (3)	99.9%	128,948,634
Other assets less liabilities	0.1	90,846

NET ASSETS	100.0%	$129,039,480

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At November 30, 2017, the Fund had loaned securities with a total value of $3,630,466. This was secured by collateral of $104,752, which was received in cash and subsequently invested in short-term investments currently valued at $104,752 as reported in the Portfolio of Investments. Additional collateral of $3,533,686 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$96,006
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	50,261
Government National Mtg. Assoc.	2.50% to 3.50%	06/20/2045 to 11/20/2046	96,376
United States Treasury Bills	0.00%	12/21/2017 to 07/19/2018	74,834
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2017 to 02/15/2047	3,216,209

(2)	The rate shown is the 7-day yield as of November 30, 2017.
(3)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
8	Long	S&P 500 E-Mini Index	December 2017	$1,036,379	$1,059,160	$22,781

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$127,916,882	$—	$—	$127,916,882
Short-Term Investment Securities:
Registered Investment Companies	104,752	—	—	104,752
Time Deposits	—	927,000	—	927,000

Total Investments at Value	$128,021,634	$927,000	$—	$128,948,634

Other Financial Instruments:†
Futures Contracts	$22,781	$—	$—	$22,781

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

103

VALIC Company I Health Sciences Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	28.5%
Medical — Drugs	18.5
Medical — HMO	18.0
Medical Products	9.5
Medical Instruments	6.1
Therapeutics	3.4
Diagnostic Equipment	3.3
Registered Investment Companies	3.1
Electronic Measurement Instruments	2.2
Medical — Hospitals	2.2
X-Ray Equipment	1.4
Dialysis Centers	0.8
Medical Labs & Testing Services	0.8
Retail — Drug Store	0.7
Dental Supplies & Equipment	0.7
Medical Information Systems	0.7
Drug Delivery Systems	0.5
Medical — Generic Drugs	0.5
Instruments — Controls	0.5
Medical Imaging Systems	0.4
Medical — Wholesale Drug Distribution	0.3
Diagnostic Kits	0.2
Pharmacy Services	0.2
Applications Software	0.1
Medical — Nursing Homes	0.1

102.7%

*	Calculated as a percentage of net assets

104

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.5%
Dental Supplies & Equipment — 0.7%
Align Technology, Inc.†	20,532	$5,356,388

Diagnostic Equipment — 3.3%
Danaher Corp.	102,600	9,681,336
GenMark Diagnostics, Inc.†#	172,699	768,511
Oxford Immunotec Global PLC†#	22,525	335,397
Thermo Fisher Scientific, Inc.	76,500	14,746,140

		25,531,384

Diagnostic Kits — 0.2%
Quidel Corp.†	47,771	1,814,820

Dialysis Centers — 0.8%
DaVita, Inc.†	63,421	3,872,486
Fresenius Medical Care AG & Co. KGaA	23,279	2,313,537

		6,186,023

Drug Delivery Systems — 0.5%
DexCom, Inc.†#	48,320	2,823,338
Nektar Therapeutics†	22,500	1,214,775

		4,038,113

Electronic Measurement Instruments — 2.2%
Agilent Technologies, Inc.	241,700	16,735,308

Instruments - Controls — 0.5%
Mettler-Toledo International, Inc.†	5,800	3,649,418

Medical Imaging Systems — 0.4%
Lantheus Holdings, Inc.†	149,123	3,340,355

Medical Information Systems — 0.7%
athenahealth, Inc.†#	37,513	4,985,103

Medical Instruments — 6.1%
Bruker Corp.	97,437	3,427,834
Intuitive Surgical, Inc.†	79,677	31,853,271
Medtronic PLC	69,376	5,697,851
Teleflex, Inc.	21,400	5,682,128

		46,661,084

Medical Labs & Testing Services — 0.8%
IQVIA Holdings, Inc.†	25,855	2,637,469
Teladoc, Inc.†#	89,800	3,331,580

		5,969,049

Medical Products — 9.1%
Becton Dickinson and Co.	144,687	33,019,020
Cooper Cos., Inc.	17,622	4,250,074
Glaukos Corp.†#	34,100	912,857
Henry Schein, Inc.†#	46,894	3,350,576
K2M Group Holdings, Inc.†#	89,775	1,764,977
Penumbra, Inc.†#	7,118	749,525
Stryker Corp.	110,196	17,190,576
West Pharmaceutical Services, Inc.	52,932	5,289,495
Wright Medical Group NV†	131,839	3,205,006
Wright Medical Group NV CVR†	7,700	11,550

		69,743,656

Medical - Biomedical/Gene — 28.4%
Abeona Therapeutics, Inc.†#	17,921	310,033
Ablynx NV ADR†	22,983	529,528
Acceleron Pharma, Inc.†#	55,473	2,024,210
Acerta Pharma B.V., Class A(1)(4)(5)	854,366	854,366
Acerta Pharma B.V., Class B(1)(4)(5)	9,771,120	781,690
Alder Biopharmaceuticals, Inc.†#	55,100	606,100
Alexion Pharmaceuticals, Inc.†	132,032	14,498,434
Alnylam Pharmaceuticals, Inc.†	102,312	13,765,056
Amarin Corp. PLC ADR†	99,600	325,692

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Amgen, Inc.	43,300	$7,606,078
AnaptysBio, Inc.†	5,400	453,870
Argenx SE ADR†#	9,734	311,683
Audentes Therapeutics, Inc.†#	50,770	1,465,222
Axovant Sciences, Ltd.†#	60,540	334,181
BeiGene, Ltd. ADR†#	27,527	2,202,160
Biogen, Inc.†	47,209	15,209,324
Biohaven Pharmaceutical Holding Co., Ltd.†	8,380	193,829
BioMarin Pharmaceutical, Inc.†#	86,830	7,450,014
Bioverativ, Inc.†	86,794	4,341,436
Bluebird Bio, Inc.†#	49,642	8,578,138
Blueprint Medicines Corp.†#	51,068	3,833,164
Celgene Corp.†	51,980	5,241,143
Corvus Pharmaceuticals, Inc.†#	13,399	150,203
Cytokinetics, Inc.†#	22,300	191,780
Dermira, Inc.†#	35,525	909,440
Editas Medicine, Inc.†	24,579	709,596
Exelixis, Inc.†	188,079	5,093,179
FibroGen, Inc.†	40,252	1,911,970
Five Prime Therapeutics, Inc.†#	11,200	295,120
Gilead Sciences, Inc.	168,675	12,613,516
GlycoMimetics, Inc.†#	30,800	434,588
Illumina, Inc.†	17,115	3,936,963
ImmunoGen, Inc.†#	50,000	317,500
Immunomedics, Inc.†#	191,717	2,082,047
Incyte Corp.†	147,151	14,566,477
Insmed, Inc.†#	255,223	7,960,405
Ionis Pharmaceuticals, Inc.†#	42,381	2,351,722
Juno Therapeutics, Inc.†#	54,400	2,971,328
Loxo Oncology, Inc.†#	32,130	2,465,977
Momenta Pharmaceuticals, Inc.†	10,900	150,420
NewLink Genetics Corp.†#	30,300	265,731
Ovid therapeutics, Inc.†	14,828	182,533
Prothena Corp. PLC†#	97,737	4,543,793
Puma Biotechnology, Inc.†#	54,534	5,775,151
Regeneron Pharmaceuticals, Inc.†	25,500	9,227,430
REGENXBIO, Inc.†	8,100	227,610
Retrophin, Inc.†#	13,200	297,528
Sage Therapeutics, Inc.†#	97,082	8,971,348
Seattle Genetics, Inc.†#	73,717	4,491,577
Spark Therapeutics, Inc.†#	73,037	5,348,499
Theravance Biopharma, Inc.†#	51,664	1,469,841
Tocagen, Inc.†	20,741	247,648
Ultragenyx Pharmaceutical, Inc.†#	47,322	2,389,288
Vertex Pharmaceuticals, Inc.†	154,481	22,290,063
WaVe Life Sciences, Ltd.†#	18,980	706,056
Zai Lab, Ltd. ADR†#	13,420	350,396
Zeneca, Inc. CVR(1)(4)(5)	23,110	14,213

		216,826,287

Medical - Drugs — 18.1%
AbbVie, Inc.	142,904	13,850,256
ACADIA Pharmaceuticals, Inc.†#	23,058	697,505
Achaogen, Inc.†#	48,395	578,804
Aclaris Therapeutics, Inc.†#	18,000	426,780
Aimmune Therapeutics, Inc.†#	67,575	2,581,365
Alkermes PLC†#	69,951	3,657,738
Allergan PLC	75,187	13,069,756
Amicus Therapeutics, Inc.†#	236,489	3,291,927
Array BioPharma, Inc.†#	100,695	1,132,819
Ascendis Pharma A/S ADR†#	19,500	723,450
Astellas Pharma, Inc.	222,300	2,825,359
AstraZeneca PLC ADR#	275,500	9,055,685
Bristol-Myers Squibb Co.	198,970	12,572,914
Chugai Pharmaceutical Co., Ltd.	95,700	4,970,731

105

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
Clovis Oncology, Inc.†#	20,310	$1,276,890
Coherus Biosciences, Inc.†#	29,013	259,666
Eisai Co., Ltd.#	68,300	3,882,771
Eli Lilly & Co.	92,486	7,828,015
Enanta Pharmaceuticals, Inc.†	13,309	660,925
Global Blood Therapeutics, Inc.†#	26,200	1,033,590
Inotek Pharmaceuticals Corp.†#	39,600	91,476
Ironwood Pharmaceuticals, Inc.†#	312,753	5,401,244
Johnson & Johnson	29,300	4,082,369
Mallinckrodt PLC†#	56,144	1,225,062
Marinus Pharmaceuticals, Inc.†#	10,000	72,000
Merck & Co., Inc.	240,901	13,314,598
Minerva Neurosciences, Inc.†	60,980	350,635
MyoKardia, Inc.†#	11,931	438,464
Pfizer, Inc.	115,200	4,177,152
Radius Health, Inc.†#	96,119	2,721,129
Rhythm Pharmaceuticals, Inc.†#	7,183	205,290
Roche Holding AG	4,649	1,173,137
Scpharmaceuticals, Inc.†	15,800	259,436
Shire PLC ADR	57,008	8,479,940
TESARO, Inc.†#	60,745	5,139,027
TherapeuticsMD, Inc.†#	215,713	1,358,992
UCB SA	31,803	2,370,863
Zoetis, Inc.	49,008	3,542,788

		138,780,548

Medical - Generic Drugs — 0.5%
Avexis, Inc.†#	15,787	1,496,765
Mylan NV†	29,900	1,092,247
Perrigo Co. PLC#	14,100	1,229,661

		3,818,673

Medical - HMO — 18.0%
Aetna, Inc.	62,937	11,339,989
Anthem, Inc.	69,700	16,376,712
Centene Corp.†	135,145	13,796,953
Cigna Corp.	108,300	22,930,359
Humana, Inc.	56,936	14,852,325
Molina Healthcare, Inc.†#	35,236	2,756,865
UnitedHealth Group, Inc.	227,900	51,999,943
WellCare Health Plans, Inc.†	17,050	3,631,479

		137,684,625

Medical - Hospitals — 2.2%
Acadia Healthcare Co., Inc.†#	64,778	2,061,884
Envision Healthcare Corp.†	50,389	1,608,921
HCA Healthcare, Inc.†	108,316	9,206,860
Universal Health Services, Inc., Class B	34,507	3,738,833

		16,616,498

Medical - Nursing Homes — 0.1%
Ensign Group, Inc.	21,800	529,086

Medical - Wholesale Drug Distribution — 0.3%
McKesson Corp.	14,661	2,166,016

Pharmacy Services — 0.1%
JAND, Inc. (dba Warby Parker)., Class A(1)(4)(5)	33,706	379,192

Retail - Drug Store — 0.7%
CVS Health Corp.	46,600	3,569,560
Raia Drogasil SA	77,561	2,085,069

		5,654,629

Therapeutics — 3.4%
Agios Pharmaceuticals, Inc.†#	40,710	2,505,700
Aquinox Pharmaceuticals, Inc.†	93,017	982,259

Security Description	Shares/ Principal Amount	Value (Note 2)

Therapeutics (continued)
Cara Therapeutics, Inc.†#	23,000	$286,350
Dyax Corp. CVR†(1)(4)(5)	159,200	502,117
GW Pharmaceuticals PLC ADR†#	29,177	3,632,245
La Jolla Pharmaceutical Co.†#	15,700	523,595
Merus NV†#	19,700	346,523
Neurocrine Biosciences, Inc.†#	181,117	13,020,501
Sarepta Therapeutics, Inc.†#	43,600	2,427,212
Xencor, Inc.†#	92,577	2,009,847

		26,236,349

X-Ray Equipment — 1.4%
Hologic, Inc.†#	248,200	10,354,904

Total Common Stocks
(cost $584,414,945)		753,057,508

CONVERTIBLE PREFERRED SECURITIES — 0.9%
Applications Software — 0.1%
Outset Medical, Inc. Series C†(1)(4)(5)	320,192	829,778

Medical Information Systems — 0.0%
Doximity, Inc. Series C†(1)(4)(5)	64,785	323,277

Medical Products — 0.4%
Becton Dickinson and Co. Series A 6.13%	26,711	1,620,824
Guardant Health, Inc. Series E†(1)(4)(5)	33,640	276,591
Shockwave Medical, Inc. Series A1†(1)(4)(5)	63,961	64,599
Shockwave Medical, Inc. Series B†(1)(4)(5)	1,306	1,319
Shockwave Medical, Inc. Series C†(1)(4)(5)	739,910	747,294

		2,710,627

Medical - Biomedical/Gene — 0.1%
Quanterix Corp. Series D1†(1)(4)(5)	103,279	482,012

Medical - Drugs — 0.2%
Allergan PLC 5.50%	2,970	1,848,261

Pharmacy Services — 0.1%
JAND, Inc. (dba Warby Parker), Series D†(1)(4)(5)	75,264	846,720

Total Convertible Preferred Securities
(cost $7,370,018)		7,040,675

CONVERTIBLE BONDS & NOTES — 0.2%
Medical - Drugs — 0.2%
Ironwood Pharmaceuticals, Inc. Senior Notes 2.25% due 06/15/2022# (cost $865,000)	$865,000	1,094,225

OPTIONS - PURCHASED — 0.0%
Options-Purchased(7) (cost $21,007)	49	55,300

Total Long-Term Investment Securities
(cost $592,670,970)		761,247,708

106

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 3.1%
Registered Investment Companies — 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.99%(3)	832,973	$832,973
State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(2)(3)	21,102,819	21,102,819
T. Rowe Price Government Reserve Fund 1.13%(3)	1,908,622	1,908,622

Total Short-Term Investment Securities
(cost $23,844,414)		23,844,414

TOTAL INVESTMENTS
(cost $616,515,384)(6)	102.7%	785,092,122
Liabilities in excess of other assets	(2.7)	(20,418,446)

NET ASSETS	100.0%	$764,673,676

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Security classified as Level 3 (see Note 2).
(2)	At November 30, 2017, the Fund had loaned securities with a total value of $142,844,351. This was secured by collateral of $21,102,819, which was received in cash and subsequently invested in short-term investments currently valued at $21,102,819 as reported in the Portfolio of Investments. Additional collateral of $121,626,782 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$7,535,248
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	3,944,846
Government National Mtg. Assoc.	2.50% to 3.50%	06/20/2045 to 11/20/2046	7,564,233
United States Treasury Bills	0.00%	12/21/2017 to 08/16/2018	3,001,482
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2017 to 02/15/2047	99,580,973

(3)	The rate shown is the 7-day yield as of November 30, 2017.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2017, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Acerta Pharma B.V.
Class A	2/2/2016	854,366	854,366	854,366	1.00	0.11%
Acerta Pharma B.V.
Class B	2/2/2016	9,771,120	249,853	781,690	0.08	0.10%
Dyax Corp. CVR	1/25/2016	159,200	176,712	502,117	3.15	0.07%
JAND, Inc. (dba Warby Parker).
Class A	4/23/2015	33,706	387,123	379,192	11.25	0.05%
Zeneca, Inc. CVR	7/19/2013	23,110	0	14,213	0.62	0.00%
Convertible Preferred Securities
Doximity, Inc.
Series C	4/10/2014	64,785	312,316	323,277	4.99	0.04%
Guardant Health, Inc.
Series E	5/9/2017	32,953	276,594
	11/16/2017	687	5,649

		33,640	282,243	276,591	8.22	0.04%

JAND, Inc. (dba Warby Parker).
Series D	4/23/2015	75,264	864,430	846,720	11.25	0.11%
Outset Medical, Inc.
Series C	4/19/2017	320,192	829,778	829,778	2.59	0.11%
Quanterix Corp.
Series D1	6/2/2017	103,279	415,285	482,012	4.67	0.06%
Shockwave Medical, Inc.
Series A1	9/25/2017	63,961	64,601	64,599	1.01	0.01%
Shockwave Medical, Inc.
Series B	9/25/2017	1,306	1,319	1,319	1.01	0.00%
Shockwave Medical, Inc.
Series C	11/10/2016	196,966	198,936
	9/27/2017	542,944	548,363

		739,910	747,299	747,294	1.01	0.10%

				$6,103,168		0.80%

(5)	Illiquid security. At November 30, 2017, the aggregate value of these securities was $6,103,168 representing 0.8% of net assets.
(6)	See Note 5 for cost of investment on a tax basis.
(7)	Options - Purchased.

Exchange-Traded Purchased Call Options
Issue	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Received	Value at November 30, 2017	Unrealized Appreciation (Depreciation)
Neurocrine Biosciences Inc.	February 2018	60	21	$150,969	$10,563	$28,140	$17,577
Neurocrine Biosciences Inc.	February 2018	65	28	201,292	10,444	27,160	16,716

			49		$21,007	$55,300	$34,293

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

ADR — American Depositary Receipt

CVR — Contingent Value Rights

107

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical - Biomedical/Gene	$215,176,018	$—		$1,650,269	$216,826,287
Pharmacy Services	—	—		379,192	379,192
Therapeutics	25,734,232	—		502,117	26,236,349
Other Industries	492,079,282	17,536,398	**	—	509,615,680
Convertible Preferred Securities:
Medical Products	1,620,824	—		1,089,803	2,710,627
Medical - Drugs	1,848,261	—		—	1,848,261
Other Industries	—	—		2,481,787	2,481,787
Convertible Bonds & Notes	—	1,094,225		—	1,094,225
Options - Purchased	55,300	—		—	55,300
Short-Term Investment Securities	23,844,414	—		—	23,844,414

Total Investments at Value	$760,358,331	$18,630,623		$6,103,168	$785,092,122

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $15,165,535 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

108

VALIC Company I Inflation Protected Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

United States Treasury Notes	36.7%
United States Treasury Bonds	17.0
Sovereign	15.9
Diversified Banking Institutions	12.6
Pipelines	1.9
Diversified Financial Services	1.5
Insurance — Multi-line	1.4
Insurance — Life/Health	1.2
Finance — Consumer Loans	1.1
Federal Home Loan Mtg. Corp.	1.0
Gold Mining	1.0
Banks — Commercial	1.0
Auto — Cars/Light Trucks	0.9
Banks — Super Regional	0.8
Oil Companies — Integrated	0.7
Time Deposits	0.7
Special Purpose Entities	0.6
Registered Investment Companies	0.5
Gas — Distribution	0.5
Metal — Iron	0.4
Metal — Diversified	0.4
Building Products — Cement	0.4
Federal National Mtg. Assoc.	0.4
Building Products — Wood	0.4
Oil Companies — Exploration & Production	0.4
Electric — Integrated	0.2
Insurance — Property/Casualty	0.1
Diversified Minerals	0.1
Agricultural Chemicals	0.1
Machinery — Farming	0.1
Cable/Satellite TV	0.1
Medical — Generic Drugs	0.1
Government National Mtg. Assoc.	0.1

100.3%

*	Calculated as a percentage of net assets

Credit Quality#†

Aaa	63.5%
Aa	7.1
A	8.9
Baa	11.7
Ba	5.7
B	0.2
Not Rated@	2.9

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

109

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited)

Security Description	Principal Amount(1)	Value (Note 2)

ASSET BACKED SECURITIES — 1.5%
Diversified Financial Services — 1.5%
280 Park Avenue Mtg. Trust FRS Series 2017-280P, Class A 2.13% (1 ML+0.88%) due 09/15/2034*(2)	$5,000,000	$5,004,667
Chase Issuance Trust Series 2016-A4, Class A4 1.49% due 07/15/2022	2,000,000	1,968,252
Chase Issuance Trust FRS Series 2016-A1, Class A 1.66% (1 ML+0.41%) due 05/17/2021	2,000,000	2,007,597
DBCG Mtg. Trust FRS Series 2017-BBG, Class A 1.95% (1 ML+0.70%) due 06/15/2034*(2)	360,000	360,000

Total Asset Backed Securities
(cost $9,362,557)		9,340,516

U.S. CORPORATE BONDS & NOTES — 15.0%
Agricultural Chemicals — 0.1%
Mosaic Co. Senior Notes 4.05% due 11/15/2027	692,000	686,541
Mosaic Co. Senior Notes 4.88% due 11/15/2041	57,000	56,127

		742,668

Auto - Cars/Light Trucks — 0.9%
Ford Motor Credit Co. LLC FRS Senior Notes 2.10% (3 ML+0.79%) due 06/12/2020	2,510,000	2,529,579
Ford Motor Credit Co. LLC FRS Senior Notes 2.24% (3 ML+0.83%) due 08/12/2019	1,350,000	1,358,345
Toyota Motor Credit Corp. Senior Notes 1.50% due 02/13/2020	2,000,000	1,998,633

		5,886,557

Banks - Commercial — 0.3%
BB&T Corp. FRS Senior Notes 2.07% (3 ML+0.72%) due 01/15/2020	877,000	882,801
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	959,000	954,155

		1,836,956

Banks - Super Regional — 0.3%
Wells Fargo & Co. FRS Senior Notes 3.73% (CPIYOY+1.50%) due 03/31/2021	2,000,000	2,026,390

Building Products - Cement — 0.4%
Vulcan Materials Co. FRS Senior Notes 1.92% (3 ML+0.60%) due 06/15/2020	2,512,000	2,518,468

Building Products - Wood — 0.4%
Masco Corp. Senior Notes 3.50% due 11/15/2027	2,512,000	2,467,348

Cable/Satellite TV — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	577,000	582,801

Security Description	Principal Amount(1)	Value (Note 2)

Diversified Banking Institutions — 8.2%
Bank of America Corp. FRS Senior Notes 3.04% (CPIYOY+1.10%) due 11/19/2024	$2,000,000	$1,895,000
Bank of America Corp. FRS Senior Notes 4.04% (CPIYOY+2.10%) due 02/18/2020(3)	1,600,000	1,634,400
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	220,000	228,110
Bank of America Corp. Senior Notes 4.24% due 04/24/2038	2,504,000	2,668,250
Citigroup, Inc. FRS Senior Notes 2.52% (3 ML+1.10%) due 05/17/2024	3,020,000	3,062,381
Citigroup, Inc. FRS Senior Notes 2.57% (3 ML+1.19%) due 08/02/2021	1,475,000	1,503,796
Citigroup, Inc. FRS Senior Notes 3.08% (CPIYOY*1.38%) due 03/27/2025	2,000,000	1,949,700
Citigroup, Inc. FRS Senior Notes 3.23% (CPIYOY+1.00%) due 09/29/2024	2,000,000	1,988,020
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	2,082,000	2,109,733
Citigroup, Inc. FRS Senior Notes 4.73% (CPIYOY+2.50%) due 03/30/2020	4,000,000	4,100,680
Goldman Sachs Group, Inc. FRS Senior Notes 2.52% (3 ML+1.16%) due 04/23/2020	1,596,000	1,621,080
Goldman Sachs Group, Inc. FRS Senior Notes 2.59% (3 ML+1.17%) due 11/15/2021	2,424,000	2,455,683
Goldman Sachs Group, Inc. FRS Senior Notes 3.63% (CPIYOY+1.40%) due 08/30/2023	4,000,000	4,068,976
JPMorgan Chase & Co. FRS Senior Notes 2.59% (3 ML+1.23%) due 10/24/2023	580,000	594,651
JPMorgan Chase & Co. FRS Senior Notes 3.48% (CPIYOY+1.25%) due 12/20/2023	2,000,000	1,977,000
JPMorgan Chase & Co. FRS Senior Notes 4.23% (CPIYOY+2.00%) due 02/25/2021	1,000,000	1,022,900
JPMorgan Chase & Co. FRS Senior Notes 4.31% (CPIYOY+2.08%) due 04/28/2020	5,000,000	5,046,500
Morgan Stanley FRS Senior Notes 2.54% (3 ML+1.18%) due 01/20/2022	1,260,000	1,278,723
Morgan Stanley FRS Senior Notes 3.49% (CPIYOY+1.55%) due 08/24/2023	468,000	463,905
Morgan Stanley Senior Notes 3.59% due 07/22/2028	1,251,000	1,258,154
Morgan Stanley FRS Senior Notes 3.94% (CPIYOY+2.00%) due 12/15/2019	1,813,000	1,862,858
Morgan Stanley FRS Senior Notes 3.94% (CPIYOY+2.00%) due 01/24/2020	2,203,000	2,266,336

110

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Principal Amount(1)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley FRS Senior Notes 3.94% (CPIYOY+2.00%) due 04/25/2023	$3,870,000	$3,990,937
Morgan Stanley FRS Senior Notes 3.94% (CPIYOY+2.00%) due 06/09/2023	664,000	668,980
Morgan Stanley & Co. LLC FRS Senior Notes 3.94% (CPIYOY+2.00%) due 02/11/2020	2,000,000	2,050,000

		51,766,753

Electric - Integrated — 0.1%
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	818,000	834,671

Finance - Consumer Loans — 0.9%
SLM Corp. FRS Senior Notes 4.09% (CPIYOY+2.15%) due 12/15/2020	2,017,000	1,955,946
SLM Corp. FRS Senior Notes 4.19% (CPIYOY+2.25%) due 05/03/2019	3,745,000	3,710,396

		5,666,342

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 04/14/2011†	400,000	23,100
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 06/10/2014†	578,000	34,102
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 11/01/2014†	1,000,000	57,750

		114,952

Insurance - Life/Health — 0.5%
Pacific Life Global Funding FRS Senior Notes 4.35% (CPIYOY+2.12%) due 06/02/2018*	300,000	302,526
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	698,000	693,205
Prudential Financial, Inc. FRS Senior Notes 4.98% (CPIYOY+2.75%) due 05/23/2018	2,000,000	2,020,000

		3,015,731

Insurance - Multi-line — 0.8%
Monumental Global Funding III FRS Senior Sec. Notes 4.12% (CPIYOY+2.18%) due 05/22/2018*	5,000,000	5,055,415

Metal - Diversified — 0.4%
Glencore Funding LLC Company Guar. Notes 3.88% due 10/27/2027*	616,000	604,414
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	338,000	342,793
Glencore Funding LLC Company Guar. Notes 4.00% due 03/27/2027*#	1,617,000	1,603,905

		2,551,112

Security Description	Principal Amount(1)	Value (Note 2)

Oil Companies - Exploration & Production — 0.4%
Hess Corp. Senior Notes 4.30% due 04/01/2027#	$400,000	$398,344
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027#	1,062,000	1,089,294
Noble Energy, Inc. Senior Notes 3.85% due 01/15/2028	800,000	794,786

		2,282,424

Pipelines — 0.6%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	1,274,000	1,273,316
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	1,299,000	1,356,426
ONEOK, Inc. Company Guar. Notes 4.00% due 07/13/2027	303,000	303,379
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.40% due 10/01/2047	513,000	512,000

		3,445,121

Special Purpose Entity — 0.6%
Hartford Life Institutional Funding FRS Senior Sec. Notes 4.53% (CPIYOY+2.30%) due 05/08/2018*(3)	3,985,000	4,012,935

Total U.S. Corporate Bonds & Notes
(cost $93,766,628)		94,806,644

FOREIGN CORPORATE BONDS & NOTES — 5.9%
Banks - Commercial — 0.3%
ANZ New Zealand Int’l, Ltd. FRS Company Guar. Notes 2.39% (3 ML+1.01%) due 07/28/2021*	1,950,000	1,980,398

Diversified Banking Institutions — 3.1%
Barclays PLC FRS Senior Notes 3.52% (3 ML+2.11%) due 08/10/2021#	753,000	790,049
BNP Paribas SA FRS Senior Notes 3.37% (CPIYOY+1.14%) due 12/21/2020	431,000	435,310
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*	535,000	554,475
Credit Suisse Group Funding Guernsey, Ltd. FRS Company Guar. Notes 3.64% (3 ML+2.29%) due 04/16/2021	3,049,000	3,206,221
HSBC Holdings PLC FRS Senior Notes 2.84% (3 ML+1.50%) due 01/05/2022	1,400,000	1,448,195
Royal Bank of Scotland Group PLC Senior Notes 3.50% due 05/15/2023	325,000	325,698
Royal Bank of Scotland PLC FRS Company Guar. Notes 3.69% (CPIYOY+1.75%) due 03/31/2018	2,000,000	2,001,180
Societe Generale SA FRS Company Guar. Notes 3.60% due 05/03/2023(3)(4)(5)	10,000,000	9,710,000

111

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*#		$738,000	$787,551

			19,258,679

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*		757,000	743,746

Gas - Distribution — 0.5%
National Grid PLC Senior Notes 1.48% due 10/06/2021	GBP	1,763,000	2,967,048

Gold Mining — 1.0%
Goldcorp, Inc. Senior Notes 2.13% due 03/15/2018		2,200,000	2,201,854
Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027*		820,000	826,150
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*		1,497,000	1,559,621
Newcrest Finance Pty, Ltd. Company Guar. Notes 5.75% due 11/15/2041*		1,663,000	1,864,690

			6,452,315

Machinery - Farming — 0.1%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027		663,000	659,377

Medical - Generic Drugs — 0.1%
Actavis Funding SCS FRS Company Guar. Notes 2.39% (3 ML+1.08%) due 03/12/2018		575,000	576,316

Metal - Iron — 0.4%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026		2,321,000	2,692,105

Oil Companies - Integrated — 0.3%
BP Capital Markets PLC FRS Company Guar. Notes 1.97% (3ML+0.65%) due 09/19/2022#		1,900,000	1,912,992

Total Foreign Corporate Bonds & Notes
(cost $36,625,522)			37,242,976

U.S. GOVERNMENT AGENCIES — 1.5%
Federal Home Loan Mtg. Corp. — 1.0%
Federal Home Loan Mtg. Corp. REMIC FRS Series 4012, Class NF 1.70% (1ML+0.45%) due 12/15/2038(6)		684,062	690,165
Series 3925, Class FL 1.70% (1ML+0.45%) due 01/15/2041(6)		752,810	756,963
Series 4001, Class FM 1.75% (1ML+0.50%) due 02/15/2042(6)		449,604	451,635
Series 3355, Class BF 1.95% (1ML+0.70%) due 08/15/2037(6)		486,705	493,603
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2014-DN2, Class M2 2.98% (1ML+1.65%) due 04/25/2024(6)		1,542,212	1,562,652

Security Description	Principal Amount(1)	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
Series 2014-DN1, Class M2 3.53% (1ML+2.20%) due 02/25/2024(6)	$1,455,702	$1,501,081
Series 2014-HQ2, Class M2 3.53% (1ML+2.20%) due 09/25/2024(6)	977,720	1,009,616
Series 2015-HQ1, Class M2 3.53% (1ML+2.20%) due 03/25/2025(6)	383,136	385,295

		6,851,010

Federal National Mtg. Assoc. — 0.4%
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 2.93% (1ML+1.60%) due 01/25/2024(6)	6,325	6,378
Series 2013-C01, Class M1 3.33% (1ML+2.00%) due 10/25/2023(6)	91,308	91,951
Federal National Mtg. Assoc. REMIC FRS Series 2012-93, Class BF 1.73% (1ML+0.40%) due 09/25/2042(6)	1,018,317	1,020,690
Series 2011-103, Class FD 1.78% (1ML+0.45%) due 05/25/2040(6)	1,376,444	1,382,651

		2,501,670

Government National Mtg. Assoc. — 0.1%
Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 1.81% (1 ML+0.55%) due 02/16/2040(6)	434,850	437,801

Total U.S. Government Agencies
(cost $9,706,167)		9,790,481

U.S. GOVERNMENT TREASURIES — 53.7%
United States Treasury Bonds — 17.0%
United States Treasury Bonds TIPS(7)
1.00% due 02/15/2046	7,196,279	7,396,557
0.63% due 02/15/2043	1,980,331	1,870,030
0.75% due 02/15/2042	3,093,976	3,020,133
0.75% due 02/15/2045	8,219,360	7,942,135
1.38% due 02/15/2044	4,537,172	5,059,209
1.75% due 01/15/2028	4,005,030	4,452,090
2.00% due 01/15/2026	4,364,123	4,869,239
2.13% due 02/15/2040	2,740,176	3,469,498
2.13% due 02/15/2041	4,699,090	5,983,634
2.38% due 01/15/2025	3,927,540	4,448,338
2.38% due 01/15/2027	4,894,760	5,672,093
2.50% due 01/15/2029	9,769,900	11,701,655
3.63% due 04/15/2028	13,731,840	17,835,824
3.88% due 04/15/2029	17,638,278	23,760,145

		107,480,580

United States Treasury Notes — 36.7%
United States Treasury Notes TIPS(7)
0.38% due 01/15/2027	5,863,984	5,756,297
0.13% due 04/15/2018	30,958,950	30,866,235
0.13% due 04/15/2019	14,444,089	14,386,047
0.13% due 04/15/2020	17,088,096	17,011,964
0.13% due 04/15/2021	35,115,145	34,881,272
0.13% due 01/15/2022	5,571,484	5,538,273
0.13% due 04/15/2022	15,423,744	15,282,919
0.13% due 01/15/2023	28,384,388	28,060,474
0.13% due 07/15/2024	19,148,918	18,819,462
0.13% due 07/15/2026	6,569,612	6,352,514
0.25% due 01/15/2025	7,501,608	7,382,986
0.38% due 07/15/2023	7,953,075	7,979,663
0.38% due 07/15/2025	7,239,177	7,192,450
0.38% due 07/15/2027	9,442,555	9,286,595
0.63% due 01/15/2024	7,932,150	8,036,640
0.63% due 01/15/2026	5,877,995	5,918,185

112

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Principal Amount(1)/ Shares		Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
1.13% due 01/15/2021		$9,588,850	$9,864,768

			232,616,744

Total U.S. Government Treasuries
(cost $332,941,341)			340,097,324

FOREIGN GOVERNMENT OBLIGATIONS — 15.9%
Sovereign — 15.9%
Commonwealth of Australia Senior Notes 1.00% due 11/21/2018(7)	AUD	16,108,500	12,249,367
Commonwealth of Australia Senior Notes 2.50% due 09/20/2030(7)	AUD	3,210,350	2,967,491
Commonwealth of Australia Senior Notes 3.00% due 09/20/2025(7)	AUD	16,035,780	14,388,622
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2019	BRL	7,000,000	2,288,364
Government of Canada Bonds 4.25% due 12/01/2021(7)	CAD	7,084,440	6,385,688
Government of France Bonds 0.10% due 07/25/2021(7)	EUR	8,164,178	10,316,468
Government of France Bonds 0.10% due 03/01/2025(7)	EUR	3,043,020	3,928,385
Government of France Bonds 2.10% due 07/25/2023(7)	EUR	3,338,490	4,766,233
Government of New Zealand Senior Notes 2.00% due 09/20/2025(7)	NZD	17,945,200	12,859,880
Republic of Italy Senior Notes 0.10% due 05/15/2022*(7)	EUR	2,053,040	2,514,495
Republic of Italy Senior Notes 1.25% due 09/15/2032*(7)	EUR	2,034,360	2,529,923
United Kingdom Gilt Treasury Bonds 0.13% due 11/22/2019(7)	GBP	6,607,200	9,432,934
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2024(7)	GBP	2,269,520	3,486,939
United Kingdom Gilt Treasury Senior Notes 0.13% due 03/22/2029(7)	GBP	4,066,862	6,708,655
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2044(7)	GBP	1,859,191	3,871,628
United Mexican States Bonds 2.50% due 12/10/2020(7)	MXN	40,913,927	2,150,099

Total Foreign Government Obligations
(cost $98,069,279)			100,845,171

PREFERRED SECURITIES — 1.0%
Banks - Money Center — 0.0%
Santander Finance Preferred SAU FRS 4.00% (3 ML+0.52%)		9,950	238,104

Security Description	Principal Amount(1)/ Shares		Value (Note 2)

Banks - Super Regional — 0.2%
Wells Fargo & Co.# Series Q 5.85%		47,800	$1,303,984

Finance - Consumer Loans — 0.2%
Navient Corp. FRS 3.99% (CPIYOY+2.05%)		42,207	1,057,285

Insurance - Life/Health — 0.6%
Prudential Financial, Inc. FRS 4.34% (CPIYOY+2.40%)		139,445	3,520,986

Total Preferred Securities
(cost $6,292,804)			6,120,359

PREFERRED SECURITIES/CAPITAL SECURITIES — 4.6%
Banks - Commercial — 0.4%
Corestates Capital II FRS 2.01% (3 ML+0.65%) due 01/15/2027*		$669,000	625,515
Standard Chartered PLC FRS 2.89% (3 ML+1.51%) due 01/30/2027*(8)		1,300,000	1,202,500
Standard Chartered PLC 7.50% due 04/02/2022*(8)		400,000	432,500

			2,260,515

Banks - Super Regional — 0.3%
SunTrust Capital III FRS 1.97% (3 ML+0.65%) due 03/15/2028		1,067,000	968,303
Wachovia Capital Trust II FRS 1.86% (3 ML+0.50%) due 01/15/2027		1,039,000	977,387

			1,945,690

Diversified Banking Institutions — 1.3%
BAC Capital Trust XIV FRS Series G 4.00% (3 ML+0.40%) due 12/20/2017(8)		3,161,000	2,864,656
BankBoston Capital Trust IV FRS 1.92% (3 ML+0.60%) due 06/08/2028		726,000	679,318
BNP Paribas SA 6.75% due 03/14/2022*(8)		555,000	601,481
Goldman Sachs Group, Inc. Series P 5.00% due 11/10/2022(8)		2,539,000	2,519,958
HSBC Holdings PLC 6.00% due 05/22/2027(8)		1,018,000	1,069,409
Royal Bank of Scotland Group PLC 8.63% due 08/15/2021(8)		366,000	412,665

			8,147,487

Electric - Integrated — 0.1%
WEC Energy Group, Inc. FRS 3.53% (3 ML+2.11%) due 05/15/2067		819,000	786,674

Insurance - Life/Health — 0.1%
Prudential Financial, Inc. 8.88% due 06/15/2068		836,000	865,260

Insurance - Multi - line — 0.6%
Genworth Holdings, Inc. FRS 3.42% (3 ML+2.00%) due 11/15/2066		800,000	380,000
Hartford Financial Services Group, Inc. FRS 3.54% (3 ML+2.13%) due 02/12/2067*		3,202,000	3,041,900

			3,421,900

Insurance - Property/Casualty — 0.1%
Chubb Corp. FRS 3.61% (3 ML+2.25%) due 03/29/2067		755,000	748,394

Oil Companies - Integrated — 0.4%
TOTAL SA 3.88% due 05/18/2022(8)	EUR	2,000,000	2,645,330

113

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Principal Amount(1)	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Pipelines — 1.3%
Andeavor Logistics LP 6.88% due 02/15/2023(8)	$1,271,000	$1,286,633
DCP Midstream Operating LP 5.85% due 05/21/2043*	659,000	612,870
Enbridge, Inc. 5.50% due 07/15/2077	2,670,000	2,663,325
Energy Transfer Partners LP 6.25% due 02/15/2023(8)	2,554,000	2,515,690
EnLink Midstream Partners LP 6.00% due 12/15/2022(8)	475,000	461,296
Enterprise Products Operating LLC Company Guar. Notes 5.25% due 08/16/2077	859,000	859,455

		8,399,269

Total Preferred Securities/Capital Securities
(cost $28,710,018)		29,220,519

Total Long-Term Investment Securities
(cost $615,474,316)		627,463,990

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Registered Investment Companies — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(9)(10)	3,059,833	3,059,833

Time Deposits — 0.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 09/01/2017	4,379,000	4,379,000

Total Short-Term Investment Securities
(cost $7,438,833)		7,438,833

TOTAL INVESTMENTS
(cost $622,913,149)(11)	100.3%	634,902,823
Liabilities in excess of other assets	(0.3)	(1,891,638)

NET ASSETS	100.0%	$633,011,185

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2017, the aggregate value of these securities was $37,857,675 representing 6.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Commercial Mortgage Backed Security
(3)	Securities classified as Level 3 (see Note 2).
(4)	Illiquid security. At November 30, 2017, the aggregate value of these securities was $9,710,000 representing 1.5% of net assets.
(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Collateralized Mortgage Obligation
(7)	Principal amount of security is adjusted for inflation.
(8)	Perpetual maturity — maturity date reflects the next call date.
(9)	At November 30, 2017, the Fund had loaned securities with a total value of $5,205,651. This was secured by collateral of $3,059,833, which was received in cash and subsequently invested in short-term investments currently valued at $3,059,833 as reported in the Portfolio of Investments. Additional collateral of $2,260,310 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
United States Treasury Notes/Bonds	0.13% to 8.13%	01/31/2018 to 02/15/2045	$2,260,310

(10) The rate shown is the 7-day yield as of November 30, 2017.

(11) See Note 5 for cost of investments on a tax basis.

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

EUR—Euro Currency

GBP—British Pound

MXN—Mexican Peso

NZD—New Zealand Dollar

REMIC—Real Estate Mortgage Investment Conduit

TIPS—Treasury Inflation Protected Securities

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at November 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

3 ML—3 Month USD LIBOR

CPIYOY—CPI Urban Consumers YoY NSA

114

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$9,340,516	$—	$9,340,516
U.S. Corporate Bonds & Notes:
Diversified Banking Institutions	—	50,132,353	1,634,400	51,766,753
Special Purpose Entity	—	—	4,012,935	4,012,935
Other Industries	—	39,026,956	—	39,026,956
Foreign Corporate Bonds & Notes:
Diversified Banking Institutions	—	9,548,679	9,710,000	19,258,679
Other Industries	—	17,984,297	—	17,984,297
U.S. Government Agencies	—	9,790,481	—	9,790,481
U.S. Government Treasuries	—	340,097,324	—	340,097,324
Foreign Government Obligations	—	100,845,171	—	100,845,171
Preferred Securities	6,120,359	—	—	6,120,359
Preferred Securities/Capital Securities	—	29,220,519	—	29,220,519
Short-Term Investment Securities:
Registered Investment Companies	3,059,833	—	—	3,059,833
Time Deposits	—	4,379,000	—	4,379,000

Total Investment at Value	$9,180,192	$610,365,296	$15,357,335	$634,902,823

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 05/31/2017	$4,012,935	$9,420,000
Accrued Discounts	—	—
Accrued Premiums	(26,482)	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	—	—
Change in unrealized depreciation(1)	26,482	290,000
Net purchases	—	—
Net sales	—	—
Transfers into Level 3	1,634,400	—
Transfers out of Level 3	—	—

Balance as of 11/30/2017	$5,647,335	$9,710,000

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at November 30, 2017 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
$26,482	$290,000

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at November 30, 2017.

The Fund’s securities classified as Level 3, with a fair value of $15,357,335 at November 30, 2017, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).

See Notes to Financial Statements

115

VALIC Company I International Equities Index Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

Medical — Drugs	7.0%
Diversified Banking Institutions	6.4
Banks — Commercial	5.9
Oil Companies — Integrated	4.0
Auto — Cars/Light Trucks	3.4
Registered Investment Companies	2.7
U.S. Government Treasuries	2.7
Exchange-Traded Funds	2.6
Food — Misc./Diversified	2.6
Telephone — Integrated	2.5
Insurance — Life/Health	2.3
Cosmetics & Toiletries	2.1
Insurance — Multi-line	2.0
Chemicals — Diversified	1.9
Repurchase Agreements	1.9
Electric — Integrated	1.6
Real Estate Investment Trusts	1.6
Tobacco	1.3
Real Estate Operations & Development	1.2
Metal — Diversified	1.2
Transport — Rail	1.2
Brewery	1.1
Machinery — Electrical	1.1
Food — Retail	1.0
Diversified Manufacturing Operations	1.0
Electronic Components — Misc.	1.0
Diversified Minerals	0.9
Import/Export	0.9
Cellular Telecom	0.8
Beverages — Wine/Spirits	0.8
Auto/Truck Parts & Equipment — Original	0.8
Enterprise Software/Service	0.8
Chemicals — Specialty	0.8
Gas — Distribution	0.8
Insurance — Property/Casualty	0.7
Soap & Cleaning Preparation	0.7
Retail — Apparel/Shoe	0.6
Industrial Gases	0.6
Semiconductor Equipment	0.6
Audio/Video Products	0.6
Finance — Other Services	0.6
Rubber — Tires	0.6
Transport — Services	0.6
Building & Construction Products — Misc.	0.6
Building — Heavy Construction	0.6
Insurance — Reinsurance	0.6
Building — Residential/Commercial	0.6
Diversified Operations	0.5
Real Estate Management/Services	0.5
Commercial Services	0.5
Building Products — Cement	0.5
Textile — Apparel	0.5
Machinery — Construction & Mining	0.5
Electric — Generation	0.5
Retail — Jewelry	0.5
Medical Products	0.5
Building & Construction — Misc.	0.5
Machinery — General Industrial	0.4
Steel — Producers	0.4
Aerospace/Defense — Equipment	0.4
Aerospace/Defense	0.4
Industrial Automated/Robotic	0.4
Electronic Measurement Instruments	0.4
Medical — Biomedical/Gene	0.4
Office Automation & Equipment	0.4
Telecom Services	0.4
Electronic Components — Semiconductors	0.4
Toys	0.4
Computer Services	0.4

Oil Companies — Exploration & Production	0.4
Semiconductor Components — Integrated Circuits	0.4
Electric Products — Misc.	0.3
Public Thoroughfares	0.3
Dialysis Centers	0.3
Human Resources	0.3
Oil Refining & Marketing	0.3
Power Converter/Supply Equipment	0.3
Investment Companies	0.3
Food — Catering	0.3
Athletic Footwear	0.3
Auto — Heavy Duty Trucks	0.3
Multimedia	0.3
Paper & Related Products	0.3
Hotels/Motels	0.3
Casino Hotels	0.2
Retail — Major Department Stores	0.2
Distribution/Wholesale	0.2
Machinery — Farming	0.2
Computers — Integrated Systems	0.2
Electronics — Military	0.2
Medical Instruments	0.2
Finance — Investment Banker/Broker	0.2
Transactional Software	0.2
Building Products — Air & Heating	0.2
Machine Tools & Related Products	0.2
Wireless Equipment	0.2
Beverages — Non-alcoholic	0.2
Apparel Manufacturers	0.2
Optical Supplies	0.2
Advertising Services	0.2
Finance — Leasing Companies	0.2
Photo Equipment & Supplies	0.2
Private Equity	0.2
Gold Mining	0.2
Web Portals/ISP	0.2
Rental Auto/Equipment	0.2
Electric — Transmission	0.2
Airport Development/Maintenance	0.1
Airlines	0.1
Water	0.1
Security Services	0.1
Transport — Marine	0.1
Investment Management/Advisor Services	0.1
Resorts/Theme Parks	0.1
Advertising Agencies	0.1
Cable/Satellite TV	0.1
Electronic Security Devices	0.1
Commercial Services — Finance	0.1
Networking Products	0.1
Diagnostic Equipment	0.1
Publishing — Periodicals	0.1
Electric — Distribution	0.1
Television	0.1
Gambling (Non-Hotel)	0.1
Appliances	0.1
Retail — Discount	0.1
Diversified Financial Services	0.1
Finance — Credit Card	0.1
Energy — Alternate Sources	0.1
Computer Data Security	0.1
Internet Content — Information/News	0.1
E-Commerce/Products	0.1
Medical — Generic Drugs	0.1
Metal Processors & Fabrication	0.1
Metal — Aluminum	0.1
Containers — Paper/Plastic	0.1
Computer Aided Design	0.1
Agricultural Chemicals	0.1

116

VALIC Company I International Equities Index Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited) — (continued)

Industry Allocation* (continued)

Casino Services	0.1%
Retail — Home Furnishings	0.1
Medical — Hospitals	0.1
Cruise Lines	0.1
Food — Meat Products	0.1
Diversified Operations/Commercial Services	0.1
Retail — Misc./Diversified	0.1
Applications Software	0.1
Gas — Transportation	0.1
Pipelines	0.1
Computers — Memory Devices	0.1
Bicycle Manufacturing	0.1
Travel Services	0.1
Retail — Vision Service Center	0.1
Retail — Building Products	0.1
Tools — Hand Held	0.1
Medical Labs & Testing Services	0.1
Building Products — Doors & Windows	0.1
Motorcycle/Motor Scooter	0.1
Steel Pipe & Tube	0.1
Metal Products — Distribution	0.1
Consulting Services	0.1
Internet Security	0.1
Filtration/Separation Products	0.1
Food — Dairy Products	0.1
Leisure Products	0.1

102.7%

*	Calculated as a percentage of net assets

Country Allocation*

Japan	22.6%
United Kingdom	15.0
United States	9.9
France	9.2
Germany	9.1
Switzerland	7.5
Australia	6.2
Netherlands	4.2
Spain	3.1
Sweden	2.5
Hong Kong	2.3
Italy	1.9
Denmark	1.7
Singapore	1.2
Jersey	1.1
Belgium	1.1
Finland	0.9
Cayman Islands	0.6
Norway	0.6
Ireland	0.5
Israel	0.4
Bermuda	0.3
Luxembourg	0.3
Austria	0.2
Portugal	0.1
New Zealand	0.1
Papua New Guinea	0.1

102.7%

*	Calculated as a percentage of net assets

117

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 92.8%
Australia — 6.2%
AGL Energy, Ltd.	58,870	$1,121,556
Alumina, Ltd.#	229,114	386,368
Amcor, Ltd.	102,288	1,196,931
AMP, Ltd.	256,324	996,697
APA Group	98,054	694,953
Aristocrat Leisure, Ltd.	47,316	795,096
ASX, Ltd.	17,323	752,722
Aurizon Holdings, Ltd.	174,338	701,274
AusNet Services	152,535	217,065
Australia & New Zealand Banking Group, Ltd.	253,031	5,496,232
Bank of Queensland, Ltd.#	32,315	324,541
Bendigo & Adelaide Bank, Ltd.	39,002	345,619
BGP Holdings PLC†(1)(2)	835,027	188
BHP Billiton, Ltd.	275,311	5,721,826
BlueScope Steel, Ltd.	49,261	512,176
Boral, Ltd.	100,553	576,257
Brambles, Ltd.	135,982	1,059,083
Caltex Australia, Ltd.	23,714	612,190
Challenger, Ltd.	50,164	535,973
CIMIC Group, Ltd.	9,263	358,555
Coca-Cola Amatil, Ltd.	51,621	310,719
Cochlear, Ltd.	5,143	705,140
Commonwealth Bank of Australia	148,521	8,985,792
Computershare, Ltd.	42,634	534,508
Crown Resorts, Ltd.	32,684	306,591
CSL, Ltd.	38,986	4,241,964
Dexus	83,813	659,566
Domino’s Pizza Enterprises, Ltd.#	5,281	189,067
Flight Centre Travel Group, Ltd.#	5,102	172,896
Fortescue Metals Group, Ltd.	135,017	472,470
Goodman Group	155,353	1,027,479
GPT Group	151,680	622,770
Harvey Norman Holdings, Ltd.#	47,985	146,618
Healthscope, Ltd.#	141,473	213,462
Incitec Pivot, Ltd.	149,777	453,600
Insurance Australia Group, Ltd.	210,875	1,150,360
LendLease Group	49,614	599,221
Macquarie Group, Ltd.	27,816	2,074,150
Medibank Private, Ltd.	243,700	605,331
Mirvac Group	333,132	619,609
National Australia Bank, Ltd.	230,569	5,199,404
Newcrest Mining, Ltd.	67,606	1,193,395
Orica, Ltd.	33,662	435,439
Origin Energy, Ltd.†	152,142	1,032,100
Qantas Airways, Ltd.	46,020	200,308
QBE Insurance Group, Ltd.	119,702	970,197
Ramsay Health Care, Ltd.#	12,004	636,339
REA Group, Ltd.	4,821	291,627
Rio Tinto, Ltd.	37,142	2,004,731
Santos, Ltd.†	161,418	623,595
Scentre Group	459,377	1,477,570
SEEK, Ltd.	30,027	422,942
Sonic Healthcare, Ltd.	34,370	582,429
South32, Ltd.	453,201	1,124,040
Stockland	209,356	747,357
Suncorp Group, Ltd.	110,628	1,207,022
Sydney Airport	98,367	553,858
Tabcorp Holdings, Ltd.#	67,891	250,560
Tatts Group, Ltd.	125,903	413,529
Telstra Corp., Ltd.	354,349	921,640
TPG Telecom, Ltd.#	29,457	133,207
Transurban Group	175,486	1,674,504
Treasury Wine Estates, Ltd.	63,801	762,003
Vicinity Centres	294,065	624,369
Wesfarmers, Ltd.	98,469	3,285,899

Security Description	Shares	Value (Note 2)

Australia (continued)
Westfield Corp.	170,475	$1,085,261
Westpac Banking Corp.	288,489	6,928,344
Woodside Petroleum, Ltd.	64,048	1,516,867
Woolworths, Ltd.	110,408	2,258,970

		85,054,121

Austria — 0.2%
ANDRITZ AG	6,591	369,393
Erste Group Bank AG	25,100	1,091,881
OMV AG	13,003	809,210
Raiffeisen Bank International AG†	12,801	453,807
voestalpine AG	10,030	583,018

		3,307,309

Belgium — 1.1%
Ageas	16,108	791,778
Anheuser-Busch InBev SA/NV	65,675	7,530,136
Colruyt SA	5,784	306,485
Groupe Bruxelles Lambert SA	7,310	784,810
KBC Group NV	21,729	1,779,022
Proximus SADP	13,687	468,524
Solvay SA	6,451	905,840
Telenet Group Holding NV†#	4,760	331,870
UCB SA	11,270	840,161
Umicore SA	16,667	775,992

		14,514,618

Bermuda — 0.3%
CK Infrastructure Holdings, Ltd.	57,500	489,576
First Pacific Co., Ltd.	210,000	156,774
Hongkong Land Holdings, Ltd.	101,700	744,199
Jardine Matheson Holdings, Ltd.	18,586	1,162,823
Jardine Strategic Holdings, Ltd.	18,761	780,168
Kerry Properties, Ltd.	57,000	253,504
Li & Fung, Ltd.	516,000	227,629
NWS Holdings, Ltd.	132,000	240,795
Shangri-La Asia, Ltd.	92,000	208,079
Yue Yuen Industrial Holdings, Ltd.	64,000	229,277

		4,492,824

Canada — 0.0%
International Petroleum Corp.†	4,460	19,829

Cayman Islands — 0.6%
ASM Pacific Technology, Ltd.	21,300	309,305
CK Asset Holdings, Ltd.	224,808	1,903,386
CK Hutchison Holdings, Ltd.	232,808	2,932,849
Melco Resorts & Entertainment, Ltd. ADR	21,385	558,362
MGM China Holdings, Ltd.#	84,800	216,838
Sands China, Ltd.	215,200	1,053,544
WH Group, Ltd.*	691,500	736,253
Wharf Real Estate Investment Co., Ltd.†	105,000	634,559
Wynn Macau, Ltd.	139,200	401,579

		8,746,675

Denmark — 1.7%
AP Moller - Maersk A/S, Series A	342	585,704
AP Moller - Maersk A/S, Series B	551	988,515
Carlsberg A/S, Class B	9,242	1,096,179
Chr. Hansen Holding A/S#	8,591	780,404
Coloplast A/S, Class B	10,016	785,639
Danske Bank A/S	63,640	2,379,186
DSV A/S	16,276	1,253,648
Genmab A/S†	4,900	964,467
H. Lundbeck A/S	5,960	300,579
ISS A/S	14,373	542,400

118

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Denmark (continued)
Novo Nordisk A/S, Class B	160,501	$8,303,459
Novozymes A/S, Class B	20,393	1,104,324
Orsted A/S*	14,491	842,405
Pandora A/S#	9,526	956,084
TDC A/S	71,999	438,693
Tryg A/S	9,673	234,814
Vestas Wind Systems A/S	18,545	1,188,307
William Demant Holding A/S†	10,171	279,814

		23,024,621

Finland — 0.9%
Elisa Oyj	13,012	529,517
Fortum Oyj	39,730	836,766
Kone Oyj, Class B	29,650	1,526,738
Metso Oyj	10,103	355,985
Neste Oyj	11,361	706,682
Nokia OYJ	499,536	2,508,805
Nokian Renkaat Oyj	10,176	444,757
Orion Oyj, Class B	8,985	331,770
Sampo Oyj, Class A	38,833	2,053,839
Stora Enso Oyj, Class R	49,706	761,930
UPM-Kymmene Oyj	46,126	1,385,635
Wartsila Oyj Abp	13,281	879,245

		12,321,669

France — 9.2%
Accor SA	15,319	768,657
Aeroports de Paris#	2,670	509,322
Air Liquide SA	36,626	4,587,126
Alstom SA	13,320	549,880
Arkema SA	5,761	705,253
Atos SE	8,106	1,198,900
AXA SA	166,255	5,020,311
BNP Paribas SA	96,860	7,337,196
Bollore SA	76,245	405,059
Bouygues SA	17,733	917,434
Bureau Veritas SA#	23,184	614,884
Capgemini SE	13,766	1,587,562
Carrefour SA	48,506	1,019,368
Casino Guichard Perrachon SA	5,073	308,803
Cie de Saint-Gobain	42,729	2,434,643
Cie Generale des Etablissements Michelin	14,817	2,150,236
CNP Assurances	15,499	349,317
Credit Agricole SA	96,260	1,623,329
Danone SA	51,049	4,309,665
Dassault Aviation SA	196	301,361
Dassault Systemes SE	11,107	1,193,994
Edenred	18,438	527,643
Eiffage SA	6,363	698,547
Electricite de France SA	47,299	619,919
Engie SA	157,189	2,751,472
Essilor International Cie Generale d’Optique SA	17,737	2,282,083
Eurazeo SA	3,984	350,666
Eutelsat Communications SA#	13,684	310,012
Fonciere Des Regions	2,560	274,018
Gecina SA	3,988	664,583
Groupe Eurotunnel SE	42,304	562,582
Hermes International	2,729	1,438,546
ICADE	3,342	310,482
Iliad SA	2,373	555,201
Imerys SA	3,091	283,623
Ingenico Group SA	4,813	504,476
Ipsen SA	3,228	393,595
JCDecaux SA	6,007	250,338
Kering	6,518	2,893,379

Security Description	Shares	Value (Note 2)

France (continued)
Klepierre SA	19,198	$793,297
L’Oreal SA	21,636	4,785,287
Lagardere SCA	11,042	361,916
Legrand SA	23,371	1,752,221
LVMH Moet Hennessy Louis Vuitton SE#	23,919	6,966,749
Natixis SA	83,129	674,425
Orange SA#	171,684	2,959,169
Pernod Ricard SA#	18,427	2,875,284
Peugeot SA	44,506	920,530
Publicis Groupe SA	17,516	1,163,409
Remy Cointreau SA	2,166	288,396
Renault SA	15,313	1,556,326
Rexel SA	26,284	484,804
Safran SA	27,276	2,907,831
Sanofi	97,585	8,908,961
Schneider Electric SE	48,255	4,148,010
SCOR SE	14,743	601,673
SEB SA	1,939	357,425
Societe BIC SA	2,596	301,473
Societe Generale SA	66,250	3,339,317
Sodexo SA	8,212	1,073,682
Suez	31,651	583,758
Thales SA#	9,024	914,610
TOTAL SA#	202,982	11,460,364
Unibail-Rodamco SE	8,537	2,185,242
Valeo SA	20,432	1,483,390
Veolia Environnement SA	39,667	1,003,566
Vinci SA#	43,271	4,421,546
Vivendi SA	88,102	2,345,539
Wendel SA	2,504	421,539
Zodiac Aerospace	16,988	499,432

		126,102,636

Germany — 9.1%
adidas AG	16,262	3,391,038
Allianz SE	39,408	9,293,924
Axel Springer SE#	3,577	282,239
BASF SE	78,782	8,815,010
Bayer AG	71,291	9,088,286
Bayerische Motoren Werke AG#	28,315	2,853,519
Bayerische Motoren Werke AG (Preference Shares)	4,834	418,402
Beiersdorf AG	9,086	1,081,710
Brenntag AG	13,538	843,187
Commerzbank AG†	93,986	1,360,412
Continental AG	9,615	2,561,516
Covestro AG*	9,605	1,001,141
Daimler AG	82,962	6,864,573
Deutsche Bank AG#	177,417	3,351,147
Deutsche Boerse AG	16,494	1,870,099
Deutsche Lufthansa AG	21,323	733,256
Deutsche Post AG	83,801	3,977,746
Deutsche Telekom AG#	282,098	5,040,830
Deutsche Wohnen SE	30,520	1,349,531
E.ON SE	188,727	2,183,347
Evonik Industries AG	13,945	520,442
Fraport AG Frankfurt Airport Services Worldwide	3,366	335,382
Fresenius Medical Care AG & Co. KGaA	18,381	1,826,759
Fresenius SE & Co. KGaA	35,772	2,580,425
FUCHS PETROLUB SE (Preference Shares)#	6,560	344,785
GEA Group AG#	16,134	778,799
Hannover Rueck SE	5,433	714,221
HeidelbergCement AG	12,680	1,349,422
Henkel AG & Co. KGaA	9,216	1,122,708
Henkel AG & Co. KGaA (Preference Shares)	15,399	2,090,051
HOCHTIEF AG	1,775	312,022

119

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Germany (continued)
HUGO BOSS AG	5,900	$485,394
Infineon Technologies AG	97,866	2,703,251
Innogy SE*	11,920	550,992
K+S AG#	15,614	365,825
KION Group AG	6,089	495,721
LANXESS AG	8,308	631,663
Linde AG	16,134	3,542,121
MAN SE#	3,164	355,406
Merck KGaA	11,360	1,209,622
METRO AG†	14,638	285,788
Muenchener Rueckversicherungs-Gesellschaft AG	13,300	2,960,606
OSRAM Licht AG	7,235	620,130
Porsche Automobil Holding SE (Preference Shares)	13,232	1,107,422
ProSiebenSat.1 Media SE	19,343	615,393
RWE AG†	43,601	998,961
SAP SE	84,778	9,550,596
Schaeffler AG (Preference Shares)	14,471	252,486
Siemens AG	65,969	8,971,077
Symrise AG	10,902	927,218
Telefonica Deutschland Holding AG	64,403	306,320
thyssenkrupp AG	38,438	1,051,554
TUI AG	38,073	703,140
United Internet AG#	10,599	714,305
Volkswagen AG	2,804	580,506
Volkswagen AG (Preference Shares)	15,916	3,375,032
Vonovia SE	40,953	1,927,566
Zalando SE†#*	9,569	489,954

		124,113,978

Hong Kong — 2.3%
AIA Group, Ltd.	1,039,400	8,472,068
Bank of East Asia, Ltd.	104,000	459,179
BOC Hong Kong Holdings, Ltd.	322,000	1,635,157
CLP Holdings, Ltd.	143,500	1,463,151
Galaxy Entertainment Group, Ltd.	206,000	1,483,716
Hang Lung Group, Ltd.	74,000	266,509
Hang Lung Properties, Ltd.	178,000	420,072
Hang Seng Bank, Ltd.	68,300	1,691,330
Henderson Land Development Co., Ltd.	103,580	679,775
Hong Kong & China Gas Co., Ltd.	747,204	1,458,794
Hong Kong Exchanges & Clearing, Ltd.	100,000	3,041,635
Hysan Development Co., Ltd.	54,000	289,791
I-CABLE Communications, Ltd.†	113,356	3,253
Link REIT	197,000	1,758,086
MTR Corp., Ltd.	126,500	745,612
New World Development Co., Ltd.	494,000	719,619
PCCW, Ltd.	359,000	213,540
Power Assets Holdings, Ltd.	122,000	1,042,961
Sino Land Co., Ltd.	262,000	477,038
SJM Holdings, Ltd.	172,000	139,064
Sun Hung Kai Properties, Ltd.	123,000	2,019,030
Swire Pacific, Ltd., Class A	46,500	447,304
Swire Properties, Ltd.	103,000	349,124
Techtronic Industries Co., Ltd.	121,500	703,807
Wharf Holdings, Ltd.	105,000	331,216
Wheelock & Co., Ltd.	70,000	481,938

		30,792,769

Ireland — 0.5%
Bank of Ireland Group PLC†	81,964	639,340
CRH PLC	69,075	2,383,576
CRH PLC	3,168	112,491
DCC PLC	7,665	742,368
James Hardie Industries PLC CDI	38,426	631,051
Kerry Group PLC, Class A (ISE)#	13,100	1,372,630

Security Description	Shares	Value (Note 2)

Ireland (continued)
Kerry Group PLC, Class A (LSE)	601	$62,916
Paddy Power Betfair PLC	6,866	765,342

		6,709,714

Isle of Man — 0.0%
Genting Singapore PLC	543,500	536,191

Israel — 0.4%
Azrieli Group, Ltd.	3,211	172,163
Bank Hapoalim B.M.	94,588	645,779
Bank Leumi Le-Israel B.M.	118,692	659,048
Bezeq The Israeli Telecommunication Corp., Ltd.	171,021	256,282
Check Point Software Technologies, Ltd.†	11,272	1,175,557
Elbit Systems, Ltd.	2,013	279,041
Frutarom Industries, Ltd.	3,274	288,742
Israel Chemicals, Ltd.	39,762	162,088
Mizrahi Tefahot Bank, Ltd.	12,342	225,197
NICE, Ltd.	5,234	453,280
Taro Pharmaceutical Industries, Ltd.†#	1,302	139,705
Teva Pharmaceutical Industries, Ltd. ADR#	78,232	1,159,398

		5,616,280

Italy — 1.9%
Assicurazioni Generali SpA	108,037	1,979,013
Atlantia SpA	38,942	1,292,723
Enel SpA	702,278	4,562,553
Eni SpA	220,465	3,621,134
Intesa Sanpaolo SpA	1,086,848	3,647,763
Intesa Sanpaolo SpA RSP	84,245	268,979
Leonardo SpA	35,342	421,961
Luxottica Group SpA	15,054	875,681
Mediobanca SpA	48,617	561,544
Poste Italiane SpA*	45,203	330,245
Prysmian SpA	16,919	565,660
Recordati SpA	8,955	402,617
Saipem SpA†	52,543	211,073
Snam SpA	197,282	995,200
Telecom Italia SpA†	977,633	817,086
Telecom Italia SpA RSP	546,830	369,919
Terna Rete Elettrica Nazionale SpA	122,837	759,594
UniCredit SpA†	172,605	3,475,733
UnipolSai Assicurazioni SpA#	81,061	190,207

		25,348,685

Japan — 22.6%
ABC-Mart, Inc.	2,800	153,923
Acom Co., Ltd.†#	35,800	149,149
Aeon Co., Ltd.	53,000	861,946
AEON Financial Service Co., Ltd.	9,900	221,271
Aeon Mall Co., Ltd.	10,000	183,349
Air Water, Inc.	13,900	298,762
Aisin Seiki Co., Ltd.	15,300	823,303
Ajinomoto Co., Inc.	46,300	852,393
Alfresa Holdings Corp.	15,600	335,690
Alps Electric Co., Ltd.	17,302	554,143
Amada Holdings Co., Ltd.	30,100	401,128
ANA Holdings, Inc.	10,500	420,776
Aozora Bank, Ltd.	10,100	392,793
Asahi Glass Co., Ltd.	17,800	745,015
Asahi Group Holdings, Ltd.	32,900	1,674,085
Asahi Kasei Corp.	110,600	1,390,913
Asics Corp.#	14,200	210,658
Astellas Pharma, Inc.	177,900	2,261,049
Bandai Namco Holdings, Inc.	17,200	560,761
Bank of Kyoto, Ltd.	5,900	301,917
Benesse Holdings, Inc.	5,800	205,044

120

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Bridgestone Corp.	56,700	$2,584,287
Brother Industries, Ltd.	20,900	518,282
Calbee, Inc.#	6,400	224,502
Canon, Inc.	92,700	3,544,037
Casio Computer Co., Ltd.	18,600	272,819
Central Japan Railway Co.	12,300	2,289,712
Chiba Bank, Ltd.	65,000	499,202
Chubu Electric Power Co., Inc.	57,600	729,086
Chugai Pharmaceutical Co., Ltd.	19,800	1,028,427
Chugoku Bank, Ltd.	14,900	194,865
Chugoku Electric Power Co., Inc.#	24,100	266,064
Coca-Cola Bottlers Japan, Inc.	10,602	403,159
Concordia Financial Group, Ltd.	102,000	561,175
Credit Saison Co., Ltd.	13,100	253,047
CYBERDYNE, Inc.†#	8,721	115,578
Dai Nippon Printing Co., Ltd.	22,200	487,792
Dai-ichi Life Holdings, Inc.	92,100	1,890,447
Daicel Corp.	23,100	273,943
Daiichi Sankyo Co., Ltd.	48,900	1,180,928
Daikin Industries, Ltd.	21,400	2,472,365
Daito Trust Construction Co., Ltd.	5,900	1,080,579
Daiwa House Industry Co., Ltd.	48,700	1,789,177
Daiwa House REIT Investment Corp.	119	284,992
Daiwa Securities Group, Inc.	146,000	911,141
DeNA Co., Ltd.	9,100	206,818
Denso Corp.	40,900	2,304,776
Dentsu, Inc.	18,500	836,865
Disco Corp.	2,500	557,823
Don Quijote Holdings Co., Ltd.	10,500	505,920
East Japan Railway Co.	28,400	2,770,111
Eisai Co., Ltd.	22,900	1,301,837
Electric Power Development Co., Ltd.	12,400	346,330
FamilyMart UNY Holdings Co., Ltd.	7,000	473,326
FANUC Corp.	17,100	4,278,962
Fast Retailing Co., Ltd.	4,700	1,830,358
Fuji Electric Co., Ltd.	49,000	347,820
FUJIFILM Holdings Corp.	35,600	1,458,224
Fujitsu, Ltd.	170,000	1,272,830
Fukuoka Financial Group, Inc.	67,000	348,808
Hachijuni Bank, Ltd.	35,900	205,473
Hakuhodo DY Holdings, Inc.	20,700	278,811
Hamamatsu Photonics KK	12,200	419,666
Hankyu Hanshin Holdings, Inc.	20,200	783,604
Hikari Tsushin, Inc.	1,700	245,284
Hino Motors, Ltd.	22,300	277,446
Hirose Electric Co., Ltd.	2,700	403,736
Hiroshima Bank, Ltd.#	21,700	171,333
Hisamitsu Pharmaceutical Co., Inc.	4,900	276,306
Hitachi Chemical Co., Ltd.	9,200	243,179
Hitachi Construction Machinery Co., Ltd.	9,600	319,337
Hitachi High-Technologies Corp.	5,400	224,895
Hitachi Metals, Ltd.	19,700	261,597
Hitachi, Ltd.	417,000	3,110,647
Honda Motor Co., Ltd.	148,500	4,956,219
Hoshizaki Corp.	4,700	453,360
Hoya Corp.	33,300	1,620,426
Hulic Co., Ltd.#	26,000	285,635
Idemitsu Kosan Co., Ltd.	11,900	400,369
IHI Corp.	13,500	420,726
Iida Group Holdings Co., Ltd.	12,800	237,203
Inpex Corp.	84,000	954,412
Isetan Mitsukoshi Holdings, Ltd.	29,600	343,927
Isuzu Motors, Ltd.	47,600	754,283
ITOCHU Corp.	129,100	2,244,545
J. Front Retailing Co., Ltd.	21,200	359,676

Security Description	Shares	Value (Note 2)

Japan (continued)
Japan Airlines Co., Ltd.	10,700	$393,092
Japan Airport Terminal Co., Ltd.	3,600	134,898
Japan Exchange Group, Inc.	46,100	849,562
Japan Post Bank Co., Ltd.	35,900	456,523
Japan Post Holdings Co., Ltd.	139,000	1,598,932
Japan Prime Realty Investment Corp.	68	228,046
Japan Real Estate Investment Corp.	113	548,619
Japan Retail Fund Investment Corp.	219	388,180
Japan Tobacco, Inc.	95,100	3,151,254
JFE Holdings, Inc.	43,800	1,035,670
JGC Corp.	17,400	303,358
JSR Corp.	15,800	303,702
JTEKT Corp.	18,000	310,839
JXTG Holdings, Inc.	263,700	1,489,050
Kajima Corp.	76,000	801,315
Kakaku.com, Inc.#	13,100	207,751
Kamigumi Co., Ltd.	9,100	200,927
Kaneka Corp.	24,000	213,364
Kansai Electric Power Co., Inc.	62,600	828,523
Kansai Paint Co., Ltd.	17,600	463,198
Kao Corp.	42,600	2,828,685
Kawasaki Heavy Industries, Ltd.	12,700	421,381
KDDI Corp.	157,200	4,512,558
Keihan Holdings Co., Ltd.	8,700	258,298
Keikyu Corp.#	19,899	387,222
Keio Corp.	10,000	442,172
Keisei Electric Railway Co., Ltd.	11,500	371,843
Keyence Corp.	8,400	4,895,772
Kikkoman Corp.	12,000	470,802
Kintetsu Group Holdings Co., Ltd.	16,200	634,872
Kirin Holdings Co., Ltd.	74,900	1,756,628
Kobe Steel, Ltd.†	27,100	255,458
Koito Manufacturing Co., Ltd.	9,800	679,631
Komatsu, Ltd.	79,800	2,487,541
Konami Holdings Corp.	8,800	466,257
Konica Minolta, Inc.	43,100	422,863
Kose Corp.	2,579	397,157
Kubota Corp.	90,500	1,716,922
Kuraray Co., Ltd.	30,700	593,447
Kurita Water Industries, Ltd.	8,900	279,025
Kyocera Corp.	27,800	1,958,711
Kyowa Hakko Kirin Co., Ltd.	22,000	418,566
Kyushu Electric Power Co., Inc.	38,300	437,944
Kyushu Financial Group, Inc.	30,200	179,321
Kyushu Railway Co.	13,900	431,123
Lawson, Inc.	4,200	289,602
LINE Corp.†#	3,900	167,036
Lion Corp.#	19,200	361,580
LIXIL Group Corp.	23,600	623,085
M3, Inc.	17,300	574,122
Mabuchi Motor Co., Ltd.	4,100	219,287
Makita Corp.	19,200	798,159
Marubeni Corp.	145,000	965,895
Marui Group Co., Ltd.	17,900	318,193
Maruichi Steel Tube, Ltd.	4,000	113,214
Mazda Motor Corp.	48,300	648,102
McDonald’s Holdings Co. Japan, Ltd.#	5,700	248,982
Mebuki Financial Group, Inc.	81,200	342,022
Medipal Holdings Corp.	14,600	284,105
MEIJI Holdings Co., Ltd.	10,500	915,766
MinebeaMitsumi, Inc.	32,500	644,663
Miraca Holdings, Inc.	4,900	213,858
MISUMI Group, Inc.	23,700	693,083
Mitsubishi Chemical Holdings Corp.	123,300	1,343,066
Mitsubishi Corp.	130,200	3,267,912

121

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Electric Corp.	167,000	$2,769,538
Mitsubishi Estate Co., Ltd.	107,900	1,930,110
Mitsubishi Gas Chemical Co., Inc.	16,200	454,612
Mitsubishi Heavy Industries, Ltd.	26,900	995,676
Mitsubishi Materials Corp.	9,700	324,809
Mitsubishi Motors Corp.#	57,900	406,384
Mitsubishi Tanabe Pharma Corp.	19,800	428,743
Mitsubishi UFJ Financial Group, Inc.	1,039,700	7,370,295
Mitsubishi UFJ Lease & Finance Co., Ltd.	44,300	253,247
Mitsui & Co., Ltd.	147,600	2,247,923
Mitsui Chemicals, Inc.	16,200	525,638
Mitsui Fudosan Co., Ltd.	78,000	1,770,085
Mitsui OSK Lines, Ltd.#	9,599	309,245
Mixi, Inc.	4,000	186,252
Mizuho Financial Group, Inc.	2,077,900	3,784,077
MS&AD Insurance Group Holdings, Inc.	41,000	1,337,508
Murata Manufacturing Co., Ltd.	16,800	2,287,773
Nabtesco Corp.	10,100	396,519
Nagoya Railroad Co., Ltd.	14,400	353,145
NEC Corp.	23,000	615,383
Nexon Co., Ltd.†	16,900	485,429
NGK Insulators, Ltd.	23,100	445,657
NGK Spark Plug Co., Ltd.	16,200	375,276
NH Foods, Ltd.	14,000	345,678
Nidec Corp.	20,500	2,805,783
Nikon Corp.	30,200	600,810
Nintendo Co., Ltd.	9,700	3,938,192
Nippon Building Fund, Inc.#	121	605,429
Nippon Electric Glass Co., Ltd.	6,700	261,159
Nippon Express Co., Ltd.	7,400	470,976
Nippon Paint Holdings Co., Ltd.#	13,900	427,517
Nippon Prologis REIT, Inc.	156	334,374
Nippon Steel & Sumitomo Metal Corp.	65,800	1,601,451
Nippon Telegraph & Telephone Corp.	59,700	3,130,670
Nippon Yusen KK†#	14,100	330,154
Nissan Chemical Industries, Ltd.	10,500	421,841
Nissan Motor Co., Ltd.	201,500	1,956,402
Nisshin Seifun Group, Inc.	18,700	366,739
Nissin Foods Holdings Co., Ltd.	5,100	368,872
Nitori Holdings Co., Ltd.	6,800	1,112,812
Nitto Denko Corp.	13,900	1,373,709
NOK Corp.	8,300	202,824
Nomura Holdings, Inc.	310,600	1,866,598
Nomura Real Estate Holdings, Inc.	10,900	252,064
Nomura Real Estate Master Fund, Inc.	310	390,239
Nomura Research Institute, Ltd.	11,600	526,545
NSK, Ltd.	33,400	505,762
NTT Data Corp.	54,000	637,420
NTT DOCOMO, Inc.	118,700	3,078,800
Obayashi Corp.	56,800	736,982
Obic Co., Ltd.	5,600	389,163
Odakyu Electric Railway Co., Ltd.	25,399	540,362
Oji Holdings Corp.	70,000	427,446
Olympus Corp.	25,100	1,033,920
Omron Corp.	16,500	977,047
Ono Pharmaceutical Co., Ltd.#	35,900	823,345
Oracle Corp. Japan	3,200	285,060
Oriental Land Co., Ltd.	18,700	1,665,110
ORIX Corp.	113,400	1,956,366
Osaka Gas Co., Ltd.	33,100	636,323
Otsuka Corp.	4,100	307,482
Otsuka Holdings Co., Ltd.	33,700	1,500,177
Panasonic Corp.	189,630	2,830,838
Park24 Co., Ltd.#	8,800	217,293
Pola Orbis Holdings, Inc.	7,632	279,452

Security Description	Shares	Value (Note 2)

Japan (continued)
Rakuten, Inc.	81,800	$841,034
Recruit Holdings Co., Ltd.	94,183	2,210,745
Renesas Electronics Corp.†	43,000	528,734
Resona Holdings, Inc.	189,200	1,007,713
Ricoh Co., Ltd.	58,000	515,968
Rinnai Corp.	3,100	277,961
Rohm Co., Ltd.	8,200	845,562
Ryohin Keikaku Co., Ltd.	1,914	598,908
Sankyo Co., Ltd.	4,100	132,420
Santen Pharmaceutical Co., Ltd.	32,400	494,670
SBI Holdings, Inc.	17,600	314,124
Secom Co., Ltd.	18,000	1,352,274
Sega Sammy Holdings, Inc.	16,000	193,776
Seibu Holdings, Inc.	14,700	266,467
Seiko Epson Corp.	24,300	591,176
Sekisui Chemical Co., Ltd.	37,000	717,481
Sekisui House, Ltd.	52,500	982,625
Seven & i Holdings Co., Ltd.	64,400	2,643,132
Seven Bank, Ltd.	52,800	177,403
Sharp Corp.†#	12,900	407,828
Shimadzu Corp.	21,800	521,716
Shimamura Co., Ltd.	1,700	205,388
Shimano, Inc.#	6,400	885,989
Shimizu Corp.	45,600	512,747
Shin-Etsu Chemical Co., Ltd.	33,500	3,531,816
Shinsei Bank, Ltd.	14,400	230,798
Shionogi & Co., Ltd.	26,100	1,456,843
Shiseido Co., Ltd.	31,900	1,563,118
Shizuoka Bank, Ltd.	46,000	455,621
Showa Shell Sekiyu KK	16,500	211,415
SMC Corp.	5,100	2,074,832
SoftBank Group Corp.	71,200	6,049,731
Sohgo Security Services Co., Ltd.	6,200	345,349
Sompo Holdings, Inc.	29,900	1,207,236
Sony Corp.	109,100	5,078,522
Sony Financial Holdings, Inc.	15,500	262,853
Stanley Electric Co., Ltd.	12,400	497,139
Start Today Co., Ltd.	16,593	511,350
Subaru Corp.	52,700	1,728,079
Sumitomo Chemical Co., Ltd.	132,000	924,353
Sumitomo Corp.	100,900	1,581,343
Sumitomo Dainippon Pharma Co., Ltd.#	13,900	201,922
Sumitomo Electric Industries, Ltd.	65,200	1,141,012
Sumitomo Heavy Industries, Ltd.	9,600	393,291
Sumitomo Metal Mining Co., Ltd.	20,500	799,262
Sumitomo Mitsui Financial Group, Inc.	115,900	4,711,125
Sumitomo Mitsui Trust Holdings, Inc.	28,400	1,058,009
Sumitomo Realty & Development Co., Ltd.	31,000	1,024,182
Sumitomo Rubber Industries, Ltd.	15,400	280,835
Sundrug Co., Ltd.	6,380	295,793
Suntory Beverage & Food, Ltd.	12,300	532,765
Suruga Bank, Ltd.	15,000	322,051
Suzuken Co., Ltd.	6,700	265,449
Suzuki Motor Corp.	29,400	1,585,855
Sysmex Corp.	13,500	1,027,816
T&D Holdings, Inc.	47,100	777,217
Taiheiyo Cement Corp.	10,400	430,183
Taisei Corp.	18,000	955,173
Taisho Pharmaceutical Holdings Co., Ltd.#	2,700	215,006
Taiyo Nippon Sanso Corp.#	11,500	158,578
Takashimaya Co., Ltd.	26,000	256,848
Takeda Pharmaceutical Co., Ltd.	61,300	3,380,307
TDK Corp.	11,300	929,161
Teijin, Ltd.	16,400	354,305
Terumo Corp.	27,800	1,335,398
THK Co., Ltd.	9,900	369,401

122

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Tobu Railway Co., Ltd.	16,900	$538,867
Toho Co., Ltd.	9,800	331,282
Toho Gas Co., Ltd.	7,100	202,046
Tohoku Electric Power Co., Inc.	40,700	537,969
Tokio Marine Holdings, Inc.	59,300	2,627,447
Tokyo Electric Power Co. Holdings, Inc.†	129,500	520,144
Tokyo Electron, Ltd.	13,500	2,515,245
Tokyo Gas Co., Ltd.	35,100	823,617
Tokyo Tatemono Co., Ltd.#	17,900	248,686
Tokyu Corp.	45,600	732,548
Tokyu Fudosan Holdings Corp.	42,700	308,862
Toppan Printing Co., Ltd.	44,000	411,805
Toray Industries, Inc.	128,400	1,212,948
Toshiba Corp.†#	357,000	880,364
Tosoh Corp.	25,100	556,883
TOTO, Ltd.	12,100	674,849
Toyo Seikan Group Holdings, Ltd.	14,200	234,972
Toyo Suisan Kaisha, Ltd.	7,000	298,677
Toyoda Gosei Co., Ltd.	5,600	140,373
Toyota Industries Corp.	14,400	898,987
Toyota Motor Corp.	225,200	14,189,884
Toyota Tsusho Corp.	18,700	705,975
Trend Micro, Inc.	10,600	601,216
Tsuruha Holdings, Inc.	3,104	429,917
Unicharm Corp.	34,800	912,224
United Urban Investment Corp.	259	367,011
USS Co., Ltd.	19,799	419,035
West Japan Railway Co.	14,600	1,075,460
Yahoo Japan Corp.	127,800	583,884
Yakult Honsha Co., Ltd.	7,500	586,677
Yamada Denki Co., Ltd.#	59,300	322,618
Yamaguchi Financial Group, Inc.	16,000	191,421
Yamaha Corp.	14,700	546,003
Yamaha Motor Co., Ltd.	23,400	736,868
Yamato Holdings Co., Ltd.	31,100	632,554
Yamazaki Baking Co., Ltd.	10,500	202,200
Yaskawa Electric Corp.	22,100	980,132
Yokogawa Electric Corp.	18,700	347,217
Yokohama Rubber Co., Ltd.	8,700	196,251

		309,622,122

Jersey — 1.1%
Experian PLC	83,113	1,719,220
Ferguson PLC	22,055	1,592,317
Glencore PLC	1,049,033	4,822,491
Randgold Resources, Ltd.	7,812	718,495
Shire PLC	77,596	3,849,187
WPP PLC	109,592	1,932,762

		14,634,472

Luxembourg — 0.3%
ArcelorMittal†	57,332	1,735,747
Eurofins Scientific SE	947	573,501
Millicom International Cellular SA SDR	5,889	385,355
RTL Group SA	3,481	277,735
SES SA FDR	31,171	514,809
Tenaris SA#	42,231	614,156

		4,101,303

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	629,900	173,168

Netherlands — 4.2%
ABN AMRO Group NV CVA*	32,443	960,226
Aegon NV	151,167	940,782
AerCap Holdings NV†	13,165	684,185

Security Description	Shares	Value (Note 2)

Netherlands (continued)
Airbus SE	49,610	$5,155,082
Akzo Nobel NV#	21,757	1,960,566
Altice NV, Class A†#	41,160	325,407
Altice NV, Class B†	7,694	60,679
ASML Holding NV	32,198	5,661,170
Boskalis Westminster NV	7,750	286,809
CNH Industrial NV	88,171	1,142,574
EXOR NV	8,981	544,679
Ferrari NV	10,613	1,152,964
Fiat Chrysler Automobiles NV†	92,414	1,587,956
Gemalto NV	7,100	269,896
Heineken Holding NV	10,314	994,314
Heineken NV	22,365	2,279,553
ING Groep NV	334,901	6,046,458
Koninklijke Ahold Delhaize NV	111,449	2,388,660
Koninklijke DSM NV	15,554	1,459,326
Koninklijke KPN NV	295,011	1,082,541
Koninklijke Philips NV	80,505	3,128,771
Koninklijke Vopak NV#	6,296	266,634
Mobileye NV†#	15,106	948,883
NN Group NV	25,901	1,138,430
NXP Semiconductors NV†	29,897	3,390,021
QIAGEN NV#	18,416	582,085
Randstad Holding NV	10,254	632,318
RELX NV	83,415	1,911,133
STMicroelectronics NV	54,733	1,242,681
Unilever NV CVA	140,635	8,105,542
Wolters Kluwer NV	26,148	1,355,392

		57,685,717

New Zealand — 0.1%
Auckland International Airport, Ltd.	87,262	381,426
Contact Energy, Ltd.	62,491	231,074
Fletcher Building, Ltd.	62,477	297,685
Mercury NZ, Ltd.	59,213	132,935
Meridian Energy, Ltd.	109,559	216,892
Ryman Healthcare, Ltd.	33,839	243,060
Spark New Zealand, Ltd.	164,001	407,065

		1,910,137

Norway — 0.6%
DNB ASA	84,364	1,540,091
Gjensidige Forsikring ASA	18,149	329,269
Marine Harvest ASA	35,612	627,876
Norsk Hydro ASA	120,524	820,379
Orkla ASA	70,523	707,391
Schibsted ASA, Class A#	6,534	175,810
Schibsted ASA, Class B	7,831	194,610
Statoil ASA	97,969	1,968,657
Telenor ASA	66,333	1,487,616
Yara International ASA	16,074	713,664

		8,565,363

Papua New Guinea — 0.1%
Oil Search, Ltd.	118,644	636,611

Portugal — 0.1%
Banco Espirito Santo SA†(1)(2)	213,818	0
EDP - Energias de Portugal SA	207,026	725,844
Galp Energia SGPS SA	42,912	810,411
Jeronimo Martins SGPS SA	22,353	438,787

		1,975,042

Singapore — 1.2%
Ascendas Real Estate Investment Trust	210,700	412,972
CapitaLand Commercial Trust	178,700	251,127

123

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Singapore (continued)
CapitaLand Mall Trust	216,000	$328,968
CapitaLand, Ltd.	228,000	599,154
City Developments, Ltd.	35,900	324,291
ComfortDelGro Corp., Ltd.#	181,100	269,418
DBS Group Holdings, Ltd.	153,100	2,786,867
Global Logistic Properties, Ltd.	229,000	568,873
Hutchison Port Holdings Trust	507,600	215,788
Jardine Cycle & Carriage, Ltd.	9,200	272,531
Keppel Corp., Ltd.	127,600	725,561
Oversea-Chinese Banking Corp., Ltd.	269,500	2,501,319
SATS, Ltd.	56,300	221,713
Sembcorp Industries, Ltd.#	86,400	195,992
Singapore Airlines, Ltd.	48,700	388,866
Singapore Exchange, Ltd.	69,600	388,195
Singapore Press Holdings, Ltd.#	142,800	292,493
Singapore Technologies Engineering, Ltd.	138,000	335,077
Singapore Telecommunications, Ltd.	701,400	1,940,351
StarHub, Ltd.#	52,800	111,806
Suntec Real Estate Investment Trust	200,400	304,021
United Overseas Bank, Ltd.	111,600	2,178,364
UOL Group, Ltd.	39,600	261,309
Wilmar International, Ltd.	140,400	327,335
Yangzijiang Shipbuilding Holdings, Ltd.	169,200	197,033

		16,399,424

Spain — 3.1%
Abertis Infraestructuras SA	59,632	1,331,733
ACS Actividades de Construccion y Servicios SA	20,223	783,034
Aena SME SA*	5,970	1,188,570
Amadeus IT Group SA	38,264	2,762,670
Banco Bilbao Vizcaya Argentaria SA	572,774	4,901,965
Banco de Sabadell SA	461,330	929,619
Banco Santander SA	1,382,200	9,294,951
Bankia SA#	87,009	418,408
Bankinter SA	60,021	579,697
CaixaBank SA	308,011	1,465,880
Distribuidora Internacional de Alimentacion SA#	55,362	260,753
Enagas SA	19,486	572,264
Endesa SA	27,796	620,207
Ferrovial SA	41,974	924,760
Gas Natural SDG SA	31,192	697,581
Grifols SA#	26,744	780,814
Iberdrola SA	494,848	3,932,478
Industria de Diseno Textil SA	94,264	3,340,766
International Consolidated Airlines Group SA#	54,895	454,174
Mapfre SA	82,850	278,897
Red Electrica Corp. SA	38,638	874,287
Repsol SA	106,749	1,960,287
Siemens Gamesa Renewable Energy SA	20,517	258,221
Telefonica SA	387,604	3,973,013

		42,585,029

SupraNational — 0.0%
HK Electric Investments & HK Electric Investments, Ltd.#*	216,769	199,333
HKT Trust & HKT, Ltd.	319,000	400,184

		599,517

Sweden — 2.5%
Alfa Laval AB	25,170	595,175
Assa Abloy AB, Class B	86,683	1,757,902
Atlas Copco AB, Class A	57,893	2,488,758
Atlas Copco AB, Class B	34,810	1,338,409
Boliden AB	24,395	773,351
Electrolux AB, Series B	21,626	719,259
Essity AB, Class B†	52,841	1,536,915

Security Description	Shares	Value (Note 2)

Sweden (continued)
Getinge AB, Class B	17,905	$322,382
Hennes & Mauritz AB, Class B	83,121	1,958,273
Hexagon AB, Class B	22,849	1,123,011
Husqvarna AB, Class B	36,460	332,729
ICA Gruppen AB	6,868	248,514
Industrivarden AB, Class C	14,317	349,366
Investor AB, Class B	39,679	1,854,246
Kinnevik AB, Class B	21,025	674,555
L E Lundbergforetagen AB	3,086	226,536
Lundin Petroleum AB†	16,054	369,673
Nordea Bank AB	262,793	3,081,166
Sandvik AB	97,081	1,667,600
Securitas AB, Class B	28,056	493,395
Skandinaviska Enskilda Banken AB, Class A	130,991	1,556,223
Skanska AB, Class B	29,272	642,656
SKF AB, Class B	32,673	739,051
Svenska Handelsbanken AB, Class A	129,082	1,764,809
Swedbank AB, Class A	78,926	1,885,815
Swedish Match AB	15,412	583,004
Tele2 AB, Class B	28,579	365,883
Telefonaktiebolaget LM Ericsson, Class B	265,671	1,672,039
Telia Co AB	229,442	1,007,252
Volvo AB, Class B	135,410	2,598,078

		34,726,025

Switzerland — 7.5%
ABB, Ltd.	171,592	4,392,163
Adecco Group AG	14,490	1,095,432
Baloise Holding AG	4,243	653,866
Barry Callebaut AG	197	366,239
Chocoladefabriken Lindt & Spruengli AG	7	490,150
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)#	87	514,303
Cie Financiere Richemont SA	44,712	3,848,439
Coca-Cola HBC AG	15,621	498,958
Credit Suisse Group AG	209,225	3,547,586
Dufry AG†	3,018	434,881
EMS-Chemie Holding AG	739	493,055
Geberit AG	3,176	1,380,700
Givaudan SA	815	1,853,532
Julius Baer Group, Ltd.	19,317	1,135,985
Kuehne & Nagel International AG	4,873	856,625
LafargeHolcim, Ltd.	39,286	2,147,842
Lonza Group AG	6,357	1,660,802
Nestle SA	268,249	22,966,701
Novartis AG	191,647	16,397,866
Pargesa Holding SA	2,757	236,943
Partners Group Holding AG	1,488	1,022,174
Roche Holding AG	60,612	15,294,938
Schindler Holding AG	1,916	426,552
Schindler Holding AG (Participation Certificate)	3,440	776,906
SGS SA	474	1,172,867
Sika AG	185	1,428,713
Sonova Holding AG	4,591	731,880
Straumann Holding AG	818	610,355
Swatch Group AG	2,655	969,083
Swatch Group AG (TRQX)	4,452	315,137
Swiss Life Holding AG	2,866	961,655
Swiss Prime Site AG	5,850	504,374
Swiss Re AG	27,845	2,612,060
Swisscom AG	2,262	1,193,793
UBS Group AG	316,286	5,466,965
Vifor Pharma AG	4,215	531,400
Zurich Insurance Group AG	13,025	3,933,958

		102,924,878

124

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom — 15.0%
3i Group PLC	83,463	$1,017,685
Admiral Group PLC	18,161	471,538
Anglo American PLC#	115,011	2,115,978
Antofagasta PLC	35,163	432,888
Ashtead Group PLC	44,743	1,150,109
Associated British Foods PLC	31,019	1,231,622
AstraZeneca PLC	109,160	7,060,061
Auto Trader Group PLC*	86,570	393,742
Aviva PLC	347,846	2,405,373
Babcock International Group PLC#	22,156	208,903
BAE Systems PLC	274,689	2,051,772
Barclays PLC	1,454,717	3,792,664
Barratt Developments PLC	87,592	714,132
Berkeley Group Holdings PLC	11,202	578,360
BHP Billiton PLC	184,078	3,347,237
BP PLC	1,688,117	11,175,044
British American Tobacco PLC	197,952	12,592,568
British Land Co. PLC	85,679	729,437
BT Group PLC	724,373	2,555,513
Bunzl PLC	30,099	861,415
Burberry Group PLC	39,697	922,063
Capita PLC	59,319	374,698
Carnival PLC	16,735	1,083,911
Centrica PLC	468,325	912,706
Cobham PLC†	206,348	354,491
Coca-Cola European Partners PLC	18,585	723,179
Compass Group PLC	137,018	2,780,478
ConvaTec Group PLC#*	117,763	309,530
Croda International PLC	11,280	652,413
Diageo PLC	217,168	7,502,997
Direct Line Insurance Group PLC	122,216	604,643
Dixons Carphone PLC	87,629	188,743
easyJet PLC	14,520	276,451
Fresnillo PLC#	19,415	338,723
G4S PLC	136,683	471,540
GKN PLC	149,120	626,306
GlaxoSmithKline PLC	423,063	7,320,139
Hammerson PLC	69,313	487,134
Hargreaves Lansdown PLC	21,429	464,442
Hikma Pharmaceuticals PLC#	12,453	173,541
HSBC Holdings PLC	1,726,481	17,164,237
IMI PLC	24,413	412,855
Imperial Brands PLC	82,255	3,410,406
Inmarsat PLC#	38,550	251,749
InterContinental Hotels Group PLC	15,349	900,498
Intertek Group PLC	14,600	1,033,229
Intu Properties PLC#	80,331	213,517
Investec PLC	56,442	394,876
ITV PLC	314,144	679,775
J Sainsbury PLC	139,226	437,823
Johnson Matthey PLC	16,783	685,925
Kingfisher PLC	190,968	858,486
Land Securities Group PLC	65,798	827,529
Legal & General Group PLC	514,887	1,861,266
Lloyds Banking Group PLC	6,162,617	5,489,504
London Stock Exchange Group PLC	27,572	1,410,809
Marks & Spencer Group PLC#	144,358	611,618
Mediclinic International PLC#	31,976	243,376
Meggitt PLC	70,892	466,020
Merlin Entertainments PLC#*	57,170	272,320
Micro Focus International PLC	37,812	1,272,962
Mondi PLC	32,363	772,821
National Grid PLC	297,555	3,546,939
Next PLC	12,467	754,748
Old Mutual PLC	434,547	1,160,930

Security Description	Shares/ Principal Amount	Value (Note 2)

United Kingdom (continued)
Pearson PLC#	73,394	$702,986
Persimmon PLC	27,145	932,634
Provident Financial PLC#	12,746	150,882
Prudential PLC	222,497	5,597,813
Reckitt Benckiser Group PLC	57,252	5,026,260
RELX PLC	92,728	2,155,834
Rio Tinto PLC	107,148	5,078,718
Rolls-Royce Holdings PLC	142,883	1,656,657
Rolls-Royce Holdings PLC, Class C (Entitlement Shares)†	31,305,217	42,337
Royal Bank of Scotland Group PLC†	303,869	1,137,503
Royal Dutch Shell PLC, Class A	385,369	12,297,297
Royal Dutch Shell PLC, Class B	322,909	10,470,384
Royal Mail PLC	79,007	471,001
RSA Insurance Group PLC	90,305	743,302
Sage Group PLC	95,258	998,341
Schroders PLC	11,277	526,785
Segro PLC	85,241	632,060
Severn Trent PLC	21,210	602,247
Sky PLC†	91,579	1,157,878
Smith & Nephew PLC	77,956	1,378,787
Smiths Group PLC	35,603	715,092
SSE PLC	87,200	1,615,230
St James’s Place PLC	45,882	753,688
Standard Chartered PLC†	285,813	2,857,035
Standard Life PLC	232,721	1,355,259
Tate & Lyle PLC	41,792	380,565
Taylor Wimpey PLC	287,464	760,346
Tesco PLC#	704,189	1,838,621
Travis Perkins PLC	22,495	489,688
Unilever PLC	109,906	6,206,262
United Utilities Group PLC	60,120	667,342
Vodafone Group PLC	2,296,997	6,966,226
Weir Group PLC	19,272	508,741
Whitbread PLC	15,819	763,996
WM Morrison Supermarkets PLC	187,531	548,734
Worldpay Group PLC*	172,804	985,852

		205,760,770

Total Common Stocks
(cost $1,142,640,766)		1,273,001,497

EXCHANGE-TRADED FUNDS — 2.6%
United States — 2.6%
iShares MSCI EAFE ETF# (cost $35,573,555)	513,900	36,029,529

Total Long-Term Investment Securities
(cost $1,178,214,321)		1,309,031,026

SHORT-TERM INVESTMENT SECURITIES — 5.4%
Registered Investment Companies — 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(3)(4)	37,032,589	37,032,589

U.S. Government Treasuries — 2.7%
United States Treasury Bills
0.96% due 12/14/2017(5)	$30,500,000	30,489,964
1.07% due 01/18/2018(5)	2,000,000	1,997,007
1.27% due 03/01/2018(5)	4,000,000	3,987,512

		36,474,483

Total Short-Term Investment Securities
(cost $73,506,434)		73,507,072

125

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 1.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 11/30/2017, to be repurchased 12/01/2017 in the amount $26,276,088 collateralized by $22,750,000 of U.S. Treasury Bonds, bearing interest at 3.75% due 11/15/2043 and having an approximate value of $26,806,757 (cost $26,276,000)	$26,276,000	$26,276,000

TOTAL INVESTMENTS —
(cost $1,277,996,755)(6)	102.7%	1,408,814,098
Liabilities in excess of other assets	(2.7)	(36,814,286)

NET ASSETS —	100.0%	$1,371,999,812

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2017, the aggregate value of these securities was $8,260,563 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Illiquid security. At November 30, 2017, the aggregate value of these securities was $188 representing 0.0% of net assets.
(2)	Securities classified as Level 3 (see Note 2).
(3)	At November 30, 2017, the Fund had loaned securities with a total value of $77,505,366. This was secured by collateral of $37,032,589, which was received in cash and subsequently invested in short-term investments currently valued at $37,032,589 as reported in the Portfolio of Investments. Additional collateral of $43,591,944 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	3.50%	05/01/2032 to 04/15/2043	$251,565
Federal National Mtg. Assoc.	3.00% to 3.50%	02/25/2032 to 11/01/2046	3,683,674
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	1,054,137
United States Treasury Bills	0.00%	12/07/2017 to 03/29/2018	1,409,490
United States Treasury Notes/Bonds	zero coupon to 8.00%	12/31/2017 to 11/15/2046	37,193,078

(4)	The rate shown is the 7-day yield as of November 30, 2017.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 5 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

FDR — Fiduciary Depositary Receipt

ISE — Irish Stock Exchange

LSE — London Stock Exchange

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

TRQX — Turquoise Stock Exchange

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
609	Long	mini MSCI EAFE Index	December 2017	$60,690,084	$61,484,640	$794,556

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$85,053,933	**	$188	$85,054,121
Cayman Islands	1,192,921	7,553,754	**	—	8,746,675
Israel	2,474,660	3,141,620	**	—	5,616,280
Netherlands	5,023,089	52,662,628	**	—	57,685,717
Portugal	—	1,975,042	**	0	1,975,042
United Kingdom	—	205,760,770	***	—	205,760,770
Other Countries	—	908,162,892	**	—	908,162,892
Exchange-Traded Funds	36,029,529	—		—	36,029,529
Short-Term Investment Securities:
Registered Investment Companies	37,032,589	—		—	37,032,589
U.S. Government Treasuries	—	36,474,483		—	36,474,483
Repurchase Agreements	—	26,276,000		—	26,276,000

Total Investments at Value	$81,752,788	$1,327,061,122		$188	$1,408,814,098

Other Financial Instruments:+
Futures Contracts	$794,556	$—		$—	$794,556

126

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
***	Amount includes $205,718,433 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $1,247,801,913 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

127

VALIC Company I International Government Bond Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

Sovereign	67.0%
United States Treasury Notes	19.5
United States Treasury Bonds	3.4
Oil Companies — Integrated	1.7
Banks — Commercial	1.2
Electric — Distribution	0.7
Oil Companies — Exploration & Production	0.7
Time Deposits	0.6
Registered Investment Companies	0.5
Oil Refining & Marketing	0.5
Cellular Telecom	0.4
Banks — Export/Import	0.4
Investment Management/Advisor Services	0.3
Diversified Operations	0.2
Platinum	0.2
Transport — Marine	0.2
Non-Ferrous Metals	0.2
Metal — Iron	0.2
E-Commerce/Products	0.2
Petrochemicals	0.2
Investment Companies	0.2
Metal — Diversified	0.1
Appliances	0.1
Real Estate Investment Trusts	0.1
Electric — Generation	0.1
Food — Meat Products	0.1
Gas — Transportation	0.1
Retail — Major Department Stores	0.1
Food — Misc./Diversified	0.1
Chemicals — Diversified	0.1

99.4%

Country Allocation*

United States	24.2%
Japan	13.7
Germany	5.9
France	5.3
Italy	4.5
United Kingdom	4.0
Spain	3.9
Mexico	2.5
Netherlands	2.2
Canada	1.9
Dominican Republic	1.8
Turkey	1.6
Peru	1.6
Norway	1.3
Colombia	1.3
Russia	1.2
British Virgin Islands	1.2
Chile	1.1
Austria	1.1
Belgium	1.0
Croatia	0.9
Sri Lanka	0.9
Indonesia	0.9
Argentina	0.9
Belarus	0.8
Azerbaijan	0.8
Egypt	0.7
Ukraine	0.7
Australia	0.7
Romania	0.7
Lithuania	0.6
Brazil	0.6
Ivory Coast	0.6
Jordan	0.6
Nigeria	0.6

Country Allocation* (continued)

Lebanon	0.5
Morocco	0.5
Honduras	0.5
Guatemala	0.4
Ecuador	0.4
Bahrain	0.4
Iraq	0.4
Panama	0.4
Poland	0.3
Angola	0.3
India	0.3
Thailand	0.3
Namibia	0.3
Bermuda	0.2
Luxembourg	0.2
China	0.2
Venezuela	0.2
South Africa	0.2
Ireland	0.2
Cayman Islands	0.2
El Salvador	0.1
Jamaica	0.1
Uruguay	0.1
Costa Rica	0.1
Serbia	0.1
South Korea	0.1
Israel	0.1

99.4%

Credit Quality†#

Aaa	34.1%
Aa	10.5
A	17.9
Baa	15.5
Ba	9.1
B	4.6
Caa	2.0
Not Rated@	6.3

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities

128

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 7.8%
Argentina — 0.1%
Banco Macro SA VRS Sub. Notes 6.75% (5 Yr UIRS+5.463) due 11/04/2026*		$155,000	$160,231

Austria — 0.1%
BRF GmbH Company Guar. Notes 4.35% due 09/29/2026*		200,000	194,500

Bermuda — 0.2%
Tengizchevroil Finance Co. International, Ltd. Senior Sec. Notes 4.00% due 08/15/2026*		500,000	495,837

Brazil — 0.0%
Oi SA Senior Notes 9.75% due 09/15/2016†*(2)(3)(4)	BRL	500,000	45,823

British Virgin Islands — 1.2%
China Cinda Finance 2015 I, Ltd. Company Guar. Notes 4.25% due 04/23/2025*		500,000	514,883
Huarong Finance II Co., Ltd. Company Guar. Notes 5.50% due 01/16/2025		300,000	325,183
State Grid Overseas Investment, Ltd. Company Guar. Notes 3.13% due 05/22/2023*		1,200,000	1,202,930
State Grid Overseas Investment, Ltd. Company Guar. Notes 4.13% due 05/07/2024*		200,000	211,448

			2,254,444

Cayman Islands — 0.2%
Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024		350,000	359,661

Chile — 0.8%
Codelco, Inc. Senior Notes 3.63% due 08/01/2027		400,000	398,980
Empresa Nacional de Telecomunicaciones SA Senior Notes 4.88% due 10/30/2024		250,000	261,284
Empresa Nacional del Petroleo Senior Notes 3.75% due 08/05/2026*		400,000	399,080
Empresa Nacional del Petroleo Senior Notes 4.50% due 09/14/2047		500,000	474,500

			1,533,844

China — 0.2%
Bank of China, Ltd. Sub. Notes 5.00% due 11/13/2024		420,000	448,696

Colombia — 0.2%
Ecopetrol SA Senior Notes 4.13% due 01/16/2025		300,000	304,020

India — 0.3%
Reliance Industries, Ltd. Senior Notes 4.13% due 01/28/2025*		500,000	520,101

Security Description	Principal Amount(1)	Value (Note 2)

Indonesia — 0.4%
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*	$318,000	$338,939
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*	400,000	409,500

		748,439

Ireland — 0.2%
NLMK Group Senior Notes 4.50% due 06/15/2023	360,000	376,560

Israel — 0.1%
Israel Chemicals, Ltd. Senior Notes 4.50% due 12/02/2024*	155,000	158,294

Luxembourg — 0.2%
Cosan Luxembourg SA Company Guar. Notes 7.00% due 01/20/2027*	265,000	286,200
Minerva Luxembourg SA Company Guar. Notes 6.50% due 09/20/2026*	200,000	207,294

		493,494

Mexico — 1.4%
Alpek SAB de CV Company Guar. Notes 5.38% due 08/08/2023*	310,000	328,507
Comision Federal de Electricidad Senior Notes 4.75% due 02/23/2027*	200,000	209,750
El Puerto de Liverpool SAB de CV Company Guar. Notes 3.88% due 10/06/2026*	200,000	197,140
Grupo KUO SAB De CV Senior Notes 5.75% due 07/07/2027*	450,000	461,250
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/24/2022	750,000	784,117
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	520,000	549,848
Trust F/1401 Senior Notes 5.25% due 01/30/2026*	200,000	212,000

		2,742,612

Netherlands — 0.6%
GTH Finance BV Company Guar. Notes 7.25% due 04/26/2023*	200,000	227,031
Petrobras Global Finance BV Company Guar. Notes 7.38% due 01/17/2027	270,000	297,540
Petrobras Global Finance BV Company Guar. Notes 8.75% due 05/23/2026#	270,000	322,313
VimpelCom Holdings BV Company Guar. Notes 5.95% due 02/13/2023	350,000	379,928

		1,226,812

129

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Principal Amount(1)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Peru — 0.7%
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020	$275,000	$296,656
Banco Internacional del Peru SAA/Panama Senior Notes 5.75% due 10/07/2020	250,000	271,563
Petroleos del Peru SA Senior Notes 4.75% due 06/19/2032	500,000	511,250
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028*	200,000	206,500

		1,285,969

South Korea — 0.1%
Shinhan Bank Sub. Bonds 3.88% due 03/24/2026*	200,000	201,563

Thailand — 0.3%
Bangkok Bank PCL Senior Notes 3.88% due 09/27/2022	300,000	312,727
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*	200,000	204,606

		517,333

Turkey — 0.4%
Akbank Turk AS Senior Notes 5.00% due 10/24/2022	275,000	273,484
Arcelik AS Senior Notes 5.00% due 04/03/2023	250,000	251,701
Turkiye Is Bankasi AS Senior Notes 5.38% due 10/06/2021*	200,000	199,636

		724,821

United Kingdom — 0.1%
Vedanta Resources PLC Senior Notes 6.38% due 07/30/2022*	270,000	282,825

Total Foreign Corporate Bonds & Notes
(cost $14,932,029)		15,075,879

FOREIGN GOVERNMENT OBLIGATIONS — 67.4%
Angola — 0.3%
Republic of Angola Senior Notes 9.50% due 11/12/2025	500,000	563,150

Argentina — 0.8%
Republic of Argentina Senior Notes 2.50% due 12/31/2038(5)	800,000	586,520
Republic of Argentina Senior Notes 5.63% due 01/26/2022	80,000	83,960
Republic of Argentina Senior Notes 6.88% due 04/22/2021	300,000	325,650
Republic of Argentina Senior Notes 8.28% due 12/31/2033	420,611	490,643

		1,486,773

Security Description	Principal Amount(1)		Value (Note 2)

Australia — 0.7%
Commonwealth of Australia Senior Notes 2.00% due 12/21/2021	AUD	1,700,000	$1,283,762

Austria — 1.0%
Republic of Austria Bonds 6.25% due 07/15/2027	EUR	1,000,000	1,849,362

Azerbaijan — 0.8%
Republic of Azerbaijan Senior Notes 4.75% due 03/18/2024		1,500,000	1,538,130

Bahrain — 0.4%
Kingdom of Bahrain Senior Bonds 7.50% due 09/20/2047*		815,000	773,027

Belarus — 0.8%
Republic of Belarus Senior Notes 6.88% due 02/28/2023		1,100,000	1,159,576
Republic of Belarus Senior Bonds 7.63% due 06/29/2027*		400,000	436,936

			1,596,512

Belgium — 1.0%
Kingdom of Belgium Senior Bonds 1.00% due 06/22/2026*	EUR	1,500,000	1,874,582

Brazil — 0.6%
Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045		600,000	559,500
Federative Republic of Brazil Senior Notes 8.50% due 01/05/2024	BRL	2,000,000	622,768

			1,182,268

Canada — 1.9%
Government of Canada Notes 0.75% due 08/01/2019	CAD	1,500,000	1,149,936
Government of Canada Bonds 2.25% due 06/01/2025	CAD	1,600,000	1,279,938
Government of Canada Bonds 5.75% due 06/01/2033	CAD	1,000,000	1,149,169

			3,579,043

Chile — 0.3%
Chilean Central Bank Bonds 6.00% due 01/01/2043	CLP	375,000,000	648,451

Colombia — 1.1%
Republic of Colombia Senior Notes 3.88% due 04/25/2027		600,000	608,700
Republic of Colombia Senior Bonds 7.38% due 09/18/2037		1,100,000	1,469,600

			2,078,300

130

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Costa Rica — 0.1%
Republic of Costa Rica Senior Bonds 7.16% due 03/12/2045		$250,000	$265,313

Croatia — 0.9%
Republic of Croatia Senior Notes 2.75% due 01/27/2030	EUR	1,000,000	1,188,464
Republic of Croatia Senior Notes 6.63% due 07/14/2020		530,000	578,310

			1,766,774

Dominican Republic — 1.8%
Dominican Republic Senior Bonds 5.50% due 01/27/2025		700,000	742,000
Dominican Republic Senior Bonds 5.88% due 04/18/2024		1,000,000	1,076,510
Dominican Republic Senior Bonds 7.45% due 04/30/2044		500,000	596,250
Dominican Republic Senior Notes 7.50% due 05/06/2021		600,000	656,250
Dominican Republic Senior Bonds 8.63% due 04/20/2027		300,000	370,500

			3,441,510

Ecuador — 0.4%
Republic of Ecuador Senior Notes 9.65% due 12/13/2026*		700,000	785,750

Egypt — 0.7%
Government of Egypt Senior Notes 6.13% due 01/31/2022*		600,000	625,468
Government of Egypt Senior Notes 6.88% due 04/30/2040		150,000	150,692
Government of Egypt Senior Notes 8.50% due 01/31/2047		535,000	611,687

			1,387,847

El Salvador — 0.1%
Republic of El Salvador Senior Bonds 8.63% due 02/28/2029*		250,000	285,625

France — 5.3%
Government of France Bonds 0.50% due 05/25/2025	EUR	2,000,000	2,432,429
Government of France Bonds 2.75% due 10/25/2027	EUR	600,000	864,754
Government of France Bonds 4.00% due 04/25/2060	EUR	350,000	695,778
Government of France Bonds 4.25% due 10/25/2023	EUR	2,400,000	3,588,614

Security Description	Principal Amount(1)		Value (Note 2)

France (continued)
Government of France Bonds 5.50% due 04/25/2029	EUR	450,347	$818,028
Government of France Bonds 6.00% due 10/25/2025	EUR	1,000,000	1,734,789

			10,134,392

Germany — 5.9%
Federal Republic of Germany Bonds 0.50% due 02/15/2026	EUR	2,900,000	3,553,549
Federal Republic of Germany Bonds 1.00% due 08/15/2025	EUR	700,000	892,572
Federal Republic of Germany Bonds 1.25% due 08/15/2048	EUR	1,000,000	1,206,878
Federal Republic of Germany Bonds 1.75% due 02/15/2024	EUR	800,000	1,062,845
Federal Republic of Germany Bonds 4.00% due 01/04/2037	EUR	610,000	1,122,146
Federal Republic of Germany Bonds 4.75% due 07/04/2034	EUR	350,000	673,700
Federal Republic of Germany Bonds 5.50% due 01/04/2031	EUR	750,000	1,442,770
Federal Republic of Germany Bonds 6.50% due 07/04/2027	EUR	800,000	1,509,286

			11,463,746

Guatemala — 0.4%
Republic of Guatemala Senior Notes 4.38% due 06/05/2027*		360,000	359,100
Republic of Guatemala Senior Notes 5.75% due 06/06/2022		400,000	432,472

			791,572

Honduras — 0.5%
Republic of Honduras Senior Notes 6.25% due 01/19/2027		850,000	903,864

Indonesia — 0.5%
Republic of Indonesia Senior Notes 3.70% due 01/08/2022		550,000	566,637
Republic of Indonesia Senior Notes 6.63% due 02/17/2037		300,000	381,927

			948,564

Iraq — 0.4%
Republic of Iraq Senior Notes 6.75% due 03/09/2023*		700,000	707,008

Italy — 4.5%
Republic of Italy Bonds 1.60% due 06/01/2026	EUR	600,000	718,478

131

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Italy (continued)
Republic of Italy Bonds 2.25% due 09/01/2036*	EUR	700,000	$803,465
Republic of Italy Bonds 3.75% due 08/01/2021	EUR	1,000,000	1,345,375
Republic of Italy Bonds 4.25% due 03/01/2020	EUR	800,000	1,047,726
Republic of Italy Bonds 4.50% due 03/01/2024	EUR	750,000	1,082,412
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	1,000,000	1,634,213
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	600,000	1,038,059
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	931,549

			8,601,277

Ivory Coast — 0.6%
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*		1,200,000	1,203,120

Jamaica — 0.1%
Government of Jamaica Senior Notes 7.63% due 07/09/2025#		230,000	276,166

Japan — 13.7%
Government of Japan Senior Notes 0.10% due 03/20/2027	JPY	150,000,000	1,342,063
Government of Japan Senior Bonds 0.10% due 06/20/2027	JPY	200,000,000	1,788,902
Government of Japan Senior Bonds 0.40% due 06/20/2025	JPY	120,000,000	1,102,205
Government of Japan Senior Notes 0.50% due 12/20/2024	JPY	110,000,000	1,016,942
Government of Japan Senior Bonds 0.80% due 06/20/2023	JPY	150,000,000	1,398,974
Government of Japan Senior Bonds 0.90% due 03/20/2022	JPY	205,000,000	1,901,712
Government of Japan Senior Bonds 1.00% due 09/20/2020	JPY	185,000,000	1,695,895
Government of Japan Senior Bonds 1.10% due 06/20/2020	JPY	132,000,000	1,209,856
Government of Japan Senior Bonds 1.20% due 12/20/2020	JPY	200,000,000	1,849,589
Government of Japan Senior Bonds 1.20% due 09/20/2035	JPY	200,000,000	1,998,898
Government of Japan Senior Bonds 1.50% due 03/20/2033	JPY	170,000,000	1,774,423

Security Description	Principal Amount(1)		Value (Note 2)

Japan (continued)
Government of Japan Senior Bonds 1.80% due 06/20/2030	JPY	100,000,000	$1,066,853
Government of Japan Senior Bonds 1.80% due 12/20/2031	JPY	53,000,000	571,262
Government of Japan Senior Notes 1.90% due 09/20/2042	JPY	120,000,000	1,350,788
Government of Japan Senior Bonds 2.00% due 09/20/2040	JPY	185,000,000	2,103,900
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	100,000,000	1,141,321
Government of Japan Senior Notes 2.10% due 12/20/2027	JPY	60,000,000	642,500
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	128,000,000	1,397,838
Government of Japan Senior Bonds 2.10% due 12/20/2030	JPY	60,000,000	663,111
Government of Japan Senior Bonds 2.20% due 03/20/2051	JPY	33,000,000	403,553

			26,420,585

Jordan — 0.6%
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027*		700,000	693,000
Kingdom of Jordan Senior Notes 7.38% due 10/10/2047*		430,000	442,891

			1,135,891

Lebanon — 0.5%
Republic of Lebanon Senior Notes 6.60% due 11/27/2026		300,000	281,715
Republic of Lebanon Senior Notes 8.25% due 04/12/2021		760,000	779,502

			1,061,217

Lithuania — 0.6%
Republic of Lithuania Senior Notes 2.10% due 05/26/2047	EUR	1,000,000	1,241,478

Mexico — 1.1%
United Mexican States Senior Notes 4.00% due 10/02/2023		500,000	525,750
United Mexican States Senior Notes 4.15% due 03/28/2027		220,000	230,340
United Mexican States Senior Notes 4.35% due 01/15/2047		700,000	677,600
United Mexican States Bonds 10.00% due 11/20/2036	MXN	10,000,000	670,008

			2,103,698

132

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Morocco — 0.5%
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022		$1,000,000	$1,050,400

Namibia — 0.3%
Republic of Namibia Senior Notes 5.25% due 10/29/2025		500,000	506,310

Netherlands — 1.6%
Government of Netherlands Bonds 0.25% due 07/15/2025*	EUR	1,100,000	1,317,764
Government of Netherlands Bonds 2.50% due 01/15/2033*	EUR	1,200,000	1,771,981

			3,089,745

Nigeria — 0.6%
Republic of Nigeria Senior Notes 6.50% due 11/28/2027*		510,000	520,506
Republic of Nigeria Senior Notes 7.63% due 11/28/2047*		560,000	576,800

			1,097,306

Norway — 1.3%
Kingdom of Norway Bonds 3.00% due 03/14/2024*	NOK	9,000,000	1,199,282
Kingdom of Norway Bonds 3.75% due 05/25/2021*	NOK	10,000,000	1,320,772

			2,520,054

Panama — 0.4%
Republic of Panama Senior Notes 5.20% due 01/30/2020		650,000	691,437

Peru — 0.9%
Republic of Peru Senior Notes 4.13% due 08/25/2027		651,000	712,845
Republic of Peru Senior Notes 5.63% due 11/18/2050		270,000	345,600
Republic of Peru Senior Notes 8.75% due 11/21/2033		400,000	632,000

			1,690,445

Poland — 0.3%
Republic of Poland Senior Notes 5.13% due 04/21/2021		550,000	598,950

Romania — 0.7%
Government of Romania Senior Notes 6.13% due 01/22/2044		550,000	704,264
Government of Romania Senior Notes 6.75% due 02/07/2022		500,000	574,500

			1,278,764

Security Description	Principal Amount(1)		Value (Note 2)

Russia — 1.2%
Russian Federation Senior Notes 5.00% due 04/29/2020		$1,200,000	$1,264,200
Russian Federation Senior Bonds 5.25% due 06/23/2047*		1,000,000	1,031,000

			2,295,200

Serbia — 0.1%
Republic of Serbia Notes 5.88% due 12/03/2018		250,000	258,125

South Africa — 0.2%
Republic of South Africa Senior Notes 4.67% due 01/17/2024		200,000	203,042
Republic of South Africa Senior Notes 5.65% due 09/27/2047		200,000	194,196

			397,238

Spain — 3.9%
Kingdom of Spain Bonds 1.15% due 07/30/2020	EUR	1,000,000	1,231,654
Kingdom of Spain Senior Notes 2.75% due 10/31/2024*	EUR	1,000,000	1,345,091
Kingdom of Spain Senior Notes 2.90% due 10/31/2046*	EUR	1,400,000	1,727,034
Kingdom of Spain Senior Bonds 4.40% due 10/31/2023*	EUR	750,000	1,090,746
Kingdom of Spain Senior Bonds 5.50% due 04/30/2021*	EUR	1,500,000	2,120,400

			7,514,925

Sri Lanka — 0.9%
Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022		300,000	316,402
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026*		260,000	285,218
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026		640,000	702,077
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025*		400,000	440,436

			1,744,133

Turkey — 1.2%
Export Credit Bank of Turkey Senior Notes 4.25% due 09/18/2022*		800,000	768,000
Republic of Turkey Senior Bonds 5.75% due 03/22/2024		650,000	680,810
Republic of Turkey Senior Notes 5.75% due 05/11/2047		340,000	322,150

133

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Turkey (continued)
Republic of Turkey Senior Notes 6.75% due 05/30/2040		$100,000	$107,737
Republic of Turkey Senior Notes 8.00% due 02/14/2034		400,000	482,868

			2,361,565

Ukraine — 0.7%
Government of Ukraine Senior Notes 7.38% due 09/25/2032*		750,000	738,975
Government of Ukraine Senior Notes 7.75% due 09/01/2023		600,000	637,511

			1,376,486

United Kingdom — 3.9%
United Kingdom Gilt Treasury Bonds 1.50% due 01/22/2021	GBP	500,000	694,525
United Kingdom Gilt Treasury Bonds 1.50% due 07/22/2047	GBP	1,000,000	1,236,905
United Kingdom Gilt Treasury Bonds 2.25% due 09/07/2023	GBP	300,000	435,784
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	400,000	689,616
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	370,000	668,569
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2027	GBP	1,000,000	1,721,695
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	600,000	1,122,628
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	450,000	878,023

			7,447,745

Uruguay — 0.1%
Oriental Republic of Uruguay Senior Notes 4.38% due 10/27/2027		250,000	270,000

Venezuela — 0.2%
Republic of Venezuela Senior Notes 8.25% due 10/13/2024†(6)		1,440,000	313,200
Republic of Venezuela Senior Notes 9.25% due 05/07/2028		600,000	131,280

			444,480

Total Foreign Government Obligations
(cost $127,747,798)			130,012,065

U.S. CORPORATE BONDS & NOTES — 0.2%
United States — 0.2%
Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025*# (cost $404,133)		410,000	425,785

Security Description	Principal Amount(1)/ Shares	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 22.9%
United States — 22.9%
United States Treasury Bonds 2.88% due 08/15/2045	$1,000,000	$1,008,555
3.00% due 05/15/2042	1,720,000	1,782,888
3.75% due 11/15/2043	500,000	586,914
4.38% due 02/15/2038	620,000	785,559
5.50% due 08/15/2028	2,000,000	2,576,328
United States Treasury Notes 1.13% due 02/28/2021	2,500,000	2,433,887
1.38% due 09/30/2018	2,000,000	1,995,703
1.50% due 10/31/2019	2,000,000	1,988,906
1.75% due 09/30/2019	3,000,000	2,997,656
1.75% due 12/31/2020	2,000,000	1,988,438
1.75% due 01/31/2023	1,000,000	979,531
1.75% due 05/15/2023	1,500,000	1,465,488
1.88% due 11/30/2021	2,000,000	1,987,422
1.88% due 10/31/2022	2,000,000	1,974,922
2.00% due 10/31/2022	1,500,000	1,490,391
2.00% due 05/31/2024	2,000,000	1,965,078
2.00% due 02/15/2025#	1,000,000	978,086
2.00% due 08/15/2025	1,000,000	974,766
2.25% due 11/15/2025	2,000,000	1,982,578
2.38% due 08/15/2024#	2,050,000	2,058,568
2.50% due 05/15/2024	3,000,000	3,037,617
2.63% due 11/15/2020	600,000	612,234
2.75% due 11/15/2023	2,000,000	2,057,344
2.75% due 02/15/2024	1,200,000	1,233,281
3.38% due 11/15/2019	1,800,000	1,854,704
3.63% due 02/15/2021	1,400,000	1,457,114

Total U.S. Government Treasuries
(cost $44,766,201)		44,253,958

Total Long-Term Investment Securities
(cost $187,850,161)		189,767,687

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Registered Investment Companies — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(7)(8)	1,026,063	1,026,063

Time Deposits — 0.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 12/01/2017	1,134,000	1,134,000

Total Short-Term Investment Securities
(cost $2,160,063)		2,160,063

TOTAL INVESTMENTS —
(cost $190,010,224)(7)	99.4%	191,927,750
Other assets less liabilities	0.6	915,144

NET ASSETS —	100.0%	$192,842,894

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2017, the aggregate value of these securities was $33,545,630 representing 17.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Illiquid security. At November 30, 2017, the aggregate value of these securities was $45,823 representing 0.0% of net assets.
(3)	Company has filed for bankruptcy protection.
(4)	Security in default of interest and principal at maturity.

134

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of November 30, 2017.
(6)	Security in default
(7)	At November 30, 2017, the Fund had loaned securities with a total value of $3,127,385. This was secured by collateral of $1,026,063, which was received in cash and subsequently invested in short-term investments currently valued at $1,026,063 as reported in Portfolio of Investments. Additional collateral of $2,246,387 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	3.28% to 4.50%	09/01/2037 to 12/01/2047	$45,747
Federal National Mtg. Assoc.	zero coupon to 6.00%	10/09/2019 to 01/01/2049	1,716,663
Government National Mtg. Assoc.	3.00% to 4.85%	03/20/2045 to 11/20/2063	477,494
United States Treasury Notes/Bonds	1.38% to 8.13%	01/15/2020 to 05/15/2044	6,483

(8)	The rate shown is the 7-day yield as of November 30, 2017.
(9)	See Note 5 for cost of investments on a tax basis.

VRS—Variable Rate Security

AUD—Austalian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CLP—Chilean Peso

EUR—Euro Currency

GBP—British Pound

JPY—Japanese Yen

MXN—Mexican Peso

NOK—Norwegian Krona

The rates shown on VRS are the current interest rates as of November 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

5 Yr UIRS—5 Year USD Interest Rate Swap

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Corporate Bonds & Notes	$—	$15,075,879	$—	$15,075,879
Foreign Government Obligations:	—	130,012,065	0	130,012,065
U.S. Corporate Bonds & Notes	—	425,785	—	425,785
U.S. Government Treasuries	—	44,253,958	—	44,253,958
Short-Term Investment Securities:
Registered Investment Companies	1,026,063	—	—	1,026,063
Time Deposits	—	1,134,000	—	1,134,000

Total Investments at Value	$1,026,063	$190,901,687	$—	$191,927,750

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

135

VALIC Company I International Growth Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

Banks-Commercial	6.9%
Medical-Drugs	3.8
Beverages-Wine/Spirits	3.4
Insurance-Life/Health	3.3
Cosmetics & Toiletries	3.3
Diversified Banking Institutions	2.9
Food-Misc./Diversified	2.9
Time Deposits	2.8
E-Commerce/Products	2.5
Oil Companies-Integrated	2.5
Finance-Other Services	2.4
Tobacco	2.3
Enterprise Software/Service	2.1
Commercial Services	2.0
Electronic Components-Semiconductors	1.8
Registered Investment Companies	1.7
Web Portals/ISP	1.7
Retail-Apparel/Shoe	1.6
Transactional Software	1.6
Semiconductor Components-Integrated Circuits	1.5
Brewery	1.4
Food-Catering	1.4
Diversified Financial Services	1.4
Transport-Services	1.3
Power Converter/Supply Equipment	1.2
Containers-Paper/Plastic	1.1
Industrial Automated/Robotic	1.1
Electronic Components-Misc.	0.9
Electronic Measurement Instruments	0.9
Medical Products	0.9
Building Products-Cement	0.9
Distribution/Wholesale	0.9
Chemicals-Diversified	0.9
Auto/Truck Parts & Equipment-Original	0.9
Transport-Rail	0.9
Industrial Gases	0.9
Retail-Discount	0.9
Medical-Biomedical/Gene	0.8
Insurance-Multi-line	0.8
Building Products-Air & Heating	0.8
Diagnostic Equipment	0.8
Rental Auto/Equipment	0.8
Retail-Major Department Stores	0.8
Athletic Footwear	0.8
Human Resources	0.8
Retail-Jewelry	0.7
Semiconductor Equipment	0.7
Computers-Integrated Systems	0.7
Machinery-General Industrial	0.7
Metal-Diversified	0.7
Beverages-Non-alcoholic	0.7
Commercial Services-Finance	0.6
Medical Instruments	0.6
Airlines	0.6
Optical Supplies	0.6
Diversified Operations	0.6
Machinery-Construction & Mining	0.6
Internet Application Software	0.6
Investment Companies	0.6
Toys	0.5
Schools	0.5
Publishing-Periodicals	0.5
Textile-Apparel	0.5
Machine Tools & Related Products	0.5
Machinery-Pumps	0.5
Soap & Cleaning Preparation	0.5
Diversified Operations/Commercial Services	0.5
Computer Services	0.5
Advertising Agencies	0.5

Casino Hotels	0.4%
Dialysis Centers	0.4
Cruise Lines	0.4
Transport-Marine	0.4
Multimedia	0.4
Retail-Misc./Diversified	0.4
Aerospace/Defense	0.4
Hotels/Motels	0.4
Retail-Home Furnishings	0.4
Machinery-Electrical	0.4
Food-Retail	0.3
Electric Products-Misc.	0.3
Oil Companies-Exploration & Production	0.3
Retail-Restaurants	0.3
Oil-U.S. Royalty Trusts	0.3
Electric-Generation	0.3
Finance-Mortgage Loan/Banker	0.3
Computer Data Security	0.3
E-Commerce/Services	0.3
Real Estate Management/Services	0.3
Insurance-Reinsurance	0.3
Machinery-Farming	0.3
E-Marketing/Info	0.2
Insurance-Property/Casualty	0.2
Building-Heavy Construction	0.2
Computer Software	0.2
Computer Aided Design	0.2
Chemicals-Specialty	0.2
Diversified Manufacturing Operations	0.2
Television	0.2
Retail-Convenience Store	0.2
U.S. Government Agencies	0.2
Steel-Producers	0.1
Diagnostic Kits	0.1
Explosives	0.1
Apparel Manufacturers	0.1
Retail-Vision Service Center	0.1

101.4%

*	Calculated as a percentage of net assets

136

VALIC Company I International Growth Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited) — (continued)

Country Allocation*

United Kingdom	16.0%
Japan	11.9
France	9.5
Germany	9.2
Switzerland	8.3
Netherlands	5.8
United States	5.0
Canada	3.8
Cayman Islands	3.2
Brazil	2.8
Australia	2.8
Denmark	2.7
Sweden	2.2
Hong Kong	2.0
Spain	2.0
Singapore	1.8
Taiwan	1.5
Italy	1.3
Jersey	1.3
India	1.1
Ireland	1.0
South Korea	0.8
Belgium	0.8
Mexico	0.8
Thailand	0.7
Austria	0.7
Luxembourg	0.6
Indonesia	0.5
China	0.3
Norway	0.3
Israel	0.3
Portugal	0.2
Turkey	0.2

101.4%

*	Calculated as a percentage of net assets

137

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.7%
Australia — 2.8%
Amcor, Ltd.	236,985	$2,773,099
Brambles, Ltd.	276,169	2,150,917
CSL, Ltd.	35,682	3,882,465
Orica, Ltd.	35,375	457,597
Treasury Wine Estates, Ltd.	294,360	3,515,668

		12,779,746

Austria — 0.7%
Erste Group Bank AG	71,292	3,101,290

Belgium — 0.8%
KBC Group NV	45,120	3,694,117

Brazil — 2.8%
Ambev SA ADR#	169,051	1,046,426
B3 SA - Brasil Bolsa Balcao	302,402	2,146,916
Banco Bradesco SA ADR	192,905	1,888,540
Banco do Brasil SA	65,000	594,312
Cielo SA	270,741	1,894,017
Itau Unibanco Holding SA (Preference Shares)	80,200	1,011,121
Kroton Educacional SA	270,431	1,496,956
Localiza Rent a Car SA	237,000	1,450,185
Lojas Renner SA	141,900	1,470,823

		12,999,296

Canada — 3.8%
Canadian National Railway Co. (NYSE)	33,937	2,646,407
Canadian National Railway Co. (TSX)	17,093	1,334,291
Cenovus Energy, Inc.	97,025	925,014
CGI Group, Inc., Class A†	63,508	3,351,750
Dollarama, Inc.	13,890	1,697,936
Fairfax Financial Holdings, Ltd.	1,995	1,096,334
Great-West Lifeco, Inc.#	37,971	1,033,339
Loblaw Cos., Ltd.	9,646	507,889
PrairieSky Royalty, Ltd.#	57,468	1,503,794
Suncor Energy, Inc.#	101,272	3,512,709

		17,609,463

Cayman Islands — 3.2%
Alibaba Group Holding, Ltd. ADR†#	27,185	4,813,920
ANTA Sports Products, Ltd.	246,000	1,104,775
Baidu, Inc. ADR†	7,678	1,831,817
CK Hutchison Holdings, Ltd.	218,892	2,757,539
Melco Resorts & Entertainment, Ltd. ADR	24,470	638,912
TAL Education Group ADR	37,410	1,042,991
Tencent Holdings, Ltd.	51,600	2,663,545

		14,853,499

China — 0.3%
Kweichow Moutai Co., Ltd., Class A	16,451	1,570,452

Denmark — 2.7%
AP Moller - Maersk A/S, Series B	1,120	2,009,324
Carlsberg A/S, Class B	27,700	3,285,452
Chr. Hansen Holding A/S#	23,780	2,160,169
DSV A/S	37,270	2,870,696
Novo Nordisk A/S, Class B	41,392	2,141,400

		12,467,041

France — 9.5%
Accor SA	34,260	1,719,055
Air Liquide SA	21,803	2,730,659
Arkema SA	18,200	2,228,016
BNP Paribas SA	33,150	2,511,130
Danone SA	56,306	4,753,472
Dassault Systemes SE	8,499	913,636
Engie SA	83,437	1,460,500

Security Description	Shares	Value (Note 2)

France (continued)
Essilor International SA	21,597	$2,778,719
Hermes International	601	316,807
Kering	7,920	3,515,735
L’Oreal SA	5,395	1,193,225
Legrand SA	21,502	1,612,094
LVMH Moet Hennessy Louis Vuitton SE#	7,836	2,282,347
Pernod Ricard SA#	33,403	5,212,086
Schneider Electric SE	66,747	5,737,586
TOTAL SA	38,362	2,165,919
Valeo SA	26,494	1,923,499
Vinci SA	9,828	1,004,251

		44,058,736

Germany — 9.2%
adidas AG	16,680	3,478,201
Allianz SE	11,893	2,804,827
Bayer AG	29,846	3,804,814
Beiersdorf AG	21,335	2,539,984
Deutsche Boerse AG	42,668	4,837,722
Deutsche Post AG	42,167	2,001,523
Fresenius Medical Care AG & Co. KGaA	20,430	2,030,395
GEA Group AG#	23,375	1,128,327
HeidelbergCement AG	21,660	2,305,086
Infineon Technologies AG	53,880	1,488,271
Linde AG†	5,270	1,226,479
Merck KGaA	9,978	1,062,466
MTU Aero Engines AG	4,690	843,453
ProSiebenSat.1 Media SE	23,631	751,814
SAP SE	85,531	9,635,425
Zalando SE†#*	49,440	2,531,438

		42,470,225

Hong Kong — 2.0%
AIA Group, Ltd.	938,400	7,648,825
Galaxy Entertainment Group, Ltd.	229,000	1,649,374

		9,298,199

India — 1.1%
HDFC Bank, Ltd.	55,860	1,605,412
Housing Development Finance Corp., Ltd.	53,168	1,377,521
Tata Consultancy Services, Ltd.	52,326	2,141,581

		5,124,514

Indonesia — 0.5%
Bank Mandiri Persero Tbk PT	4,033,000	2,212,987

Ireland — 1.0%
CRH PLC	52,700	1,818,522
Ryanair Holdings PLC ADR†	22,918	2,794,621

		4,613,143

Israel — 0.3%
Check Point Software Technologies, Ltd.†	12,961	1,351,703

Italy — 1.3%
Eni SpA	65,619	1,077,791
Intesa Sanpaolo SpA	405,804	1,361,991
Luxottica Group SpA	3,938	229,071
Mediobanca SpA	83,266	961,753
UniCredit SpA†	110,788	2,230,929

		5,861,535

Japan — 11.9%
CyberAgent, Inc.#	34,300	1,183,143
Daikin Industries, Ltd.	33,100	3,824,078
Daito Trust Construction Co., Ltd.	6,900	1,263,728
Denso Corp.	37,400	2,107,546

138

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
FANUC Corp.	20,200	$5,054,681
Hoya Corp.	48,100	2,340,615
Japan Tobacco, Inc.	88,500	2,932,555
Kao Corp.	34,400	2,284,196
Keyence Corp.	7,200	4,196,376
Komatsu, Ltd.	86,000	2,680,809
Kubota Corp.	64,400	1,221,766
Kyocera Corp.	26,400	1,860,071
MonotaRO Co., Ltd.#	52,100	1,488,806
Nintendo Co., Ltd.	6,300	2,557,795
Nitori Holdings Co., Ltd.	10,300	1,685,583
Olympus Corp.	16,100	663,192
Pola Orbis Holdings, Inc.	55,400	2,028,518
Rakuten, Inc.	109,100	1,121,721
Recruit Holdings Co., Ltd.	73,400	1,722,908
Rohm Co., Ltd.	16,600	1,711,748
Ryohin Keikaku Co., Ltd.	5,600	1,752,291
Shin-Etsu Chemical Co., Ltd.	7,800	822,333
Start Today Co., Ltd.	74,600	2,298,966
Sysmex Corp.	29,800	2,268,808
Terumo Corp.	53,900	2,589,135
Yahoo Japan Corp.	283,400	1,294,778

		54,956,146

Jersey — 1.3%
Experian PLC	53,715	1,111,112
Ferguson PLC	36,060	2,603,444
WPP PLC	120,387	2,123,143

		5,837,699

Luxembourg — 0.6%
ArcelorMittal†	19,420	587,948
B&M European Value Retail SA	410,776	2,122,609

		2,710,557

Mexico — 0.8%
Fomento Economico Mexicano SAB de CV ADR	25,711	2,313,218
Grupo Financiero Banorte SAB de CV, Class O	204,910	1,203,500

		3,516,718

Netherlands — 5.8%
Akzo Nobel NV#	20,614	1,857,568
ASML Holding NV	19,260	3,386,363
Heineken NV	21,787	2,220,640
ING Groep NV	211,365	3,816,082
InterXion Holding NV†	15,920	919,062
QIAGEN NV	17,257	545,452
Randstad Holding NV	25,421	1,567,600
RELX NV	62,963	1,442,554
Unilever NV CVA	112,000	6,455,155
Wolters Kluwer NV	44,813	2,322,900
Yandex NV, Class A†#	69,410	2,298,165

		26,831,541

Norway — 0.3%
DNB ASA	74,450	1,359,108

Portugal — 0.2%
Jeronimo Martins SGPS SA	59,942	1,176,655

Singapore — 1.8%
Broadcom, Ltd.	12,561	3,491,204
DBS Group Holdings, Ltd.	140,700	2,561,151
United Overseas Bank, Ltd.	113,377	2,213,050

		8,265,405

Security Description	Shares	Value (Note 2)

South Korea — 0.8%
NAVER Corp.	3,270	$2,410,095
Samsung Electronics Co., Ltd.	549	1,289,883

		3,699,978

Spain — 2.0%
Amadeus IT Group SA	104,397	7,537,490
CaixaBank SA	194,130	923,900
Industria de Diseno Textil SA	20,580	729,366

		9,190,756

Sweden — 2.2%
Essity AB, Class B†	20,564	598,118
Hennes & Mauritz AB, Class B	40,887	963,269
Hexagon AB, Class B	43,370	2,131,602
Investor AB, Class B	56,528	2,641,619
Lundin Petroleum AB†	69,100	1,591,157
Sandvik AB	130,010	2,233,235

		10,159,000

Switzerland — 8.3%
ABB, Ltd.	63,070	1,614,374
Cie Financiere Richemont SA	39,440	3,394,669
Coca-Cola HBC AG	25,950	828,882
Julius Baer Group, Ltd.	108,869	6,402,317
Kuehne & Nagel International AG	7,093	1,246,878
Lonza Group AG	14,610	3,816,945
Nestle SA	49,117	4,205,255
Novartis AG	39,181	3,352,439
Roche Holding AG	28,605	7,218,236
Swiss Re AG	13,270	1,244,821
UBS Group AG	222,391	3,844,001
Zurich Insurance Group AG	3,466	1,046,841

		38,215,658

Taiwan — 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	621,269	4,677,207
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	51,554	2,041,538

		6,718,745

Thailand — 0.7%
CP ALL PCL	327,000	730,894
Kasikornbank PCL NVDR	341,300	2,378,424

		3,109,318

Turkey — 0.2%
Akbank Turk AS	444,758	1,021,422

United Kingdom — 16.0%
Ashtead Group PLC	82,361	2,117,072
ASOS PLC†	24,090	1,975,563
Associated British Foods PLC	51,950	2,062,697
Aviva PLC	352,195	2,435,446
Barclays PLC	382,978	998,481
British American Tobacco PLC	121,846	7,751,142
Bunzl PLC	51,860	1,484,202
Carnival PLC	31,290	2,026,625
Compass Group PLC	322,069	6,535,680
Diageo PLC	159,791	5,520,664
HSBC Holdings PLC	235,600	2,365,903
Informa PLC	173,628	1,756,298
Intertek Group PLC	29,950	2,119,534
Just Eat PLC†	122,723	1,326,984
Lloyds Banking Group PLC	2,108,123	1,877,863
London Stock Exchange Group PLC	70,190	3,591,495
Next PLC	15,897	962,400
Prudential PLC	36,440	916,796

139

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom (continued)
Reckitt Benckiser Group PLC	24,631	$2,162,401
RELX PLC	243,061	5,650,927
Rio Tinto PLC	67,020	3,176,687
Rolls-Royce Holdings PLC	77,220	895,327
Rolls-Royce Holdings PLC†	3,569,876	4,828
Royal Dutch Shell PLC, Class A	80,211	2,567,016
Royal Dutch Shell PLC, Class B	33,520	1,086,892
RPC Group PLC#	197,020	2,456,467
Smith & Nephew PLC	87,704	1,551,197
Smiths Group PLC	37,466	752,510
St James’s Place PLC	127,981	2,102,300
Standard Life PLC	179,104	1,043,018
Tesco PLC	54,236	141,609
Weir Group PLC	82,890	2,188,126

		73,604,150

United States — 0.3%
Yum China Holdings, Inc.	38,277	1,562,850

Total Long-Term Investment Securities
(cost $346,276,374)		446,001,652

SHORT-TERM INVESTMENT SECURITIES — 4.7%
Registered Investment Companies — 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(1)(2)	7,874,442	7,874,442
Time Deposits — 2.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 12/01/2017	$12,964,000	12,964,000
U.S. Government Agencies — 0.2%
Federal Home Loan Bank Disc. Notes 0.91% due 12/01/2017	692,000	692,000

Total Short-Term Investment Securities
(cost $21,530,442)		21,530,442

TOTAL INVESTMENTS
(cost $367,806,816)(3)	101.4%	467,532,094
Liabilities in excess of other assets	(1.4)	(6,544,821)

NET ASSETS	100.0%	$460,987,273

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2017, the aggregate value of these securities was $2,531,438 representing 0.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	At November 30, 2017, the Fund had loaned securities with a total value of $25,526,624. This was secured by collateral of $7,874,442, which was received in cash and subsequently invested in short-term investments currently valued at $7,874,442 as reported in the Portfolio of Investments. Additional collateral of $18,751,871 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$1,100,804
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	2,219,293
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	1,475,828
United States Treasury Bills	0.00%	12/07/2017 to 03/29/2018	1,405,322
United States Treasury Notes/Bonds	0.13% to 6.50%	02/28/2018 to 11/15/2046	12,550,624

(2)	The rate shown is the 7-day yield as of November 30, 2017.
(3)	See Note 5 for cost of investments on a tax basis.

ADR— American Depositary Receipt

CVA— Certification Van Aandelen (Dutch Cert.)

NVDR— Non-Voting Depositary Receipt

NYSE— New York Stock Exchange

TSX—Toronto Stock Exchange

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:	$57,643,154	$388,358,498	**	$—	$446,001,652
Short-Term Investment Securities:
Registered Investment Companies	7,874,442	—		—	7,874,442
Other Short-Term Investment Securities	—	13,656,000		—	13,656,000

Total Investments at Value*	$65,517,596	$402,014,498		$—	$467,532,094

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $357,364,144 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

140

VALIC Company I Large Cap Core Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

Diversified Banking Institutions	8.4%
Medical-Drugs	6.2
Web Portals/ISP	4.4
Computers	4.1
Oil Companies-Integrated	3.6
Medical-Biomedical/Gene	3.5
Applications Software	3.3
Internet Content-Entertainment	3.3
Insurance-Reinsurance	3.3
Telephone-Integrated	2.9
Tobacco	2.8
Medical-HMO	2.7
Banks-Super Regional	2.6
Transport-Services	2.6
Instruments-Controls	2.5
Oil Companies-Exploration & Production	2.5
Cable/Satellite TV	2.5
Retail-Building Products	2.3
Electronic Components-Semiconductors	2.2
Finance-Credit Card	2.1
Retail-Restaurants	2.0
Retail-Apparel/Shoe	2.0
Commercial Services-Finance	1.7
Networking Products	1.7
Banks-Fiduciary	1.5
Beverages-Non-alcoholic	1.4
Coatings/Paint	1.4
Retail-Discount	1.3
Real Estate Investment Trusts	1.3
Food-Misc./Diversified	1.3
Electric-Integrated	1.3
Repurchase Agreements	1.2
E-Commerce/Products	1.2
Data Processing/Management	1.1
Food-Wholesale/Distribution	1.0
Diagnostic Equipment	1.0
Oil-Field Services	0.9
Entertainment Software	0.9
Building Products-Air & Heating	0.8
Steel-Producers	0.8
Medical-Wholesale Drug Distribution	0.7
E-Commerce/Services	0.7
Containers-Paper/Plastic	0.6
Retail-Auto Parts	0.6
Hotels/Motels	0.6
Medical Instruments	0.5
Diversified Manufacturing Operations	0.5
Internet Security	0.5
Investment Management/Advisor Services	0.4
Airlines	0.3
Cruise Lines	0.3
Retail-Drug Store	0.2
Insurance Brokers	0.2
Agricultural Chemicals	0.1
Registered Investment Companies	0.1

99.9%

*	Calculated as a percentage of net assets

141

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.6%
Agricultural Chemicals — 0.1%
Mosaic Co.	4,976	$120,867

Airlines — 0.3%
Alaska Air Group, Inc.	4,880	337,550
Southwest Airlines Co.	4,393	266,523

		604,073

Applications Software — 3.3%
Microsoft Corp.	70,500	5,933,985

Banks-Fiduciary — 1.5%
Bank of New York Mellon Corp.	47,820	2,617,667

Banks-Super Regional — 2.6%
Wells Fargo & Co.	82,919	4,682,436

Beverages-Non-alcoholic — 1.4%
PepsiCo, Inc.	22,152	2,581,151

Building Products-Air & Heating — 0.8%
Johnson Controls International PLC	39,043	1,469,579

Cable/Satellite TV — 2.5%
Comcast Corp., Class A	117,898	4,425,891

Coatings/Paint — 1.4%
Sherwin-Williams Co.	6,233	2,489,585

Commercial Services-Finance — 1.7%
FleetCor Technologies, Inc.†	4,969	903,712
S&P Global, Inc.	4,485	742,178
Total System Services, Inc.	19,600	1,457,456

		3,103,346

Computers — 4.1%
Apple, Inc.	42,518	7,306,718

Containers-Paper/Plastic — 0.6%
Sealed Air Corp.#	22,800	1,095,540

Cruise Lines — 0.3%
Royal Caribbean Cruises, Ltd.	3,790	469,505

Data Processing/Management — 1.1%
Fidelity National Information Services, Inc.	21,810	2,057,337

Diagnostic Equipment — 1.0%
Abbott Laboratories	31,851	1,795,441

Diversified Banking Institutions — 8.4%
Citigroup, Inc.	73,201	5,526,676
JPMorgan Chase & Co.	62,785	6,562,288
Morgan Stanley	59,215	3,056,086

		15,145,050

Diversified Manufacturing Operations — 0.5%
Eaton Corp. PLC	9,265	720,632
General Electric Co.	8,287	151,569

		872,201

E-Commerce/Products — 1.2%
Amazon.com, Inc.†	1,765	2,076,964

E-Commerce/Services — 0.7%
Expedia, Inc.	9,835	1,204,788

Electric-Integrated — 1.3%
Edison International	9,706	788,807
Southern Co.	28,618	1,465,241

		2,254,048

Electronic Components-Semiconductors — 2.2%
Broadcom, Ltd.	13,415	3,728,565
MACOM Technology Solutions Holdings, Inc.†#.	9,130	297,547

		4,026,112

Security Description	Shares	Value (Note 2)

Entertainment Software — 0.9%
Activision Blizzard, Inc.	24,505	$1,529,112
Electronic Arts, Inc.†	835	88,802

		1,617,914

Finance-Credit Card — 2.1%
Mastercard, Inc., Class A	24,662	3,710,891

Food-Misc./Diversified — 1.3%
Conagra Brands, Inc.	3,406	127,146
Kellogg Co.#	7,389	488,856
Mondelez International, Inc., Class A	39,510	1,696,560

		2,312,562

Food-Wholesale/Distribution — 1.0%
Sysco Corp.	31,555	1,821,670

Hotels/Motels — 0.6%
Marriott International, Inc., Class A	7,849	996,823

Instruments-Controls — 2.5%
Honeywell International, Inc.	28,866	4,501,941

Insurance Brokers — 0.2%
Aon PLC	3,164	443,656

Insurance-Reinsurance — 3.3%
Berkshire Hathaway, Inc., Class B†	30,249	5,838,359

Internet Content-Entertainment — 3.3%
Facebook, Inc., Class A†	33,250	5,891,235

Internet Security — 0.5%
Palo Alto Networks, Inc.†#	5,950	867,213

Investment Management/Advisor Services — 0.4%
BlackRock, Inc.	1,572	787,871

Medical Instruments — 0.5%
Medtronic PLC	11,679	959,196

Medical-Biomedical/Gene — 3.5%
Alexion Pharmaceuticals, Inc.†	7,930	870,793
Biogen, Inc.†	8,815	2,839,929
Celgene Corp.†	20,307	2,047,555
Vertex Pharmaceuticals, Inc.†	3,260	470,385

		6,228,662

Medical-Drugs — 6.2%
Allergan PLC	11,625	2,020,774
Bristol-Myers Squibb Co.	14,320	904,881
Johnson & Johnson	34,348	4,785,707
Pfizer, Inc.	92,555	3,356,044

		11,067,406

Medical-HMO — 2.7%
Anthem, Inc.	7,150	1,679,964
Cigna Corp.	14,949	3,165,152

		4,845,116

Medical-Wholesale Drug Distribution — 0.7%
AmerisourceBergen Corp.	8,670	735,390
Cardinal Health, Inc.	9,359	553,959

		1,289,349

Networking Products — 1.7%
Cisco Systems, Inc.	79,945	2,981,948

Oil Companies-Exploration & Production — 2.5%
Canadian Natural Resources, Ltd.	73,760	2,501,939
EOG Resources, Inc.	19,418	1,986,850

		4,488,789

142

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies-Integrated — 3.6%
Chevron Corp.	24,810	$2,952,142
Exxon Mobil Corp.	43,006	3,581,970

		6,534,112

Oil-Field Services — 0.9%
Halliburton Co.	40,813	1,705,167

Real Estate Investment Trusts — 1.3%
American Tower Corp.	16,125	2,320,871

Retail-Apparel/Shoe — 2.0%
PVH Corp.	14,675	1,974,521
Tapestry, Inc.	39,235	1,635,707

		3,610,228

Retail-Auto Parts — 0.6%
AutoZone, Inc.†	1,514	1,039,755

Retail-Building Products — 2.3%
Lowe’s Cos., Inc.	49,125	4,095,551

Retail-Discount — 1.3%
Costco Wholesale Corp.	5,325	982,090
Dollar General Corp.	16,205	1,427,336

		2,409,426

Retail-Drug Store — 0.2%
CVS Health Corp.	5,889	451,097

Retail-Restaurants — 2.0%
McDonald’s Corp.	8,460	1,454,866
Starbucks Corp.	38,355	2,217,686

		3,672,552

Steel-Producers — 0.8%
Nucor Corp.	25,215	1,449,863

Telephone-Integrated — 2.9%
AT&T, Inc.	84,150	3,061,377
Verizon Communications, Inc.	41,533	2,113,614

		5,174,991

Tobacco — 2.8%
Philip Morris International, Inc.	49,390	5,074,822

Transport-Services — 2.6%
FedEx Corp.	19,913	4,609,063

Web Portals/ISP — 4.4%
Alphabet, Inc., Class A†	2,482	2,571,774
Alphabet, Inc., Class C†	5,183	5,293,968

		7,865,742

Security Description	Shares/ Principal Amount	Value (Note 2)

Total Long-Term Investment Securities (cost $138,390,884)		$176,996,125

SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(1)(2) (cost $74,310)	74,310	74,310

REPURCHASE AGREEMENTS — 1.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 11/30/2017, to be repurchased 12/01/2017 in the amount $2,202,007 collateralized by $1,900,000 of U.S. Treasury Inflation Index Bonds, bearing interest at 1.38% due 02/15/2044 and having an approximate value of $2,248,297 (cost $2,202,000)	$2,202,000	2,202,000

TOTAL INVESTMENTS (cost $140,667,194)(3)	99.9%	179,272,435
Other assets less liabilities	0.1	189,359

NET ASSETS	100.0%	$179,461,794

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At November 30, 2017, the Fund had loaned securities with a total value of $3,039,002. This was secured by collateral of $74,310, which was received in cash and subsequently invested in short-term investments currently valued at $74,310 as reported in the Portfolio of Investments. Additional collateral of $3,024,773 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$779,795
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	408,237
Government National Mtg. Assoc.	2.50% to 3.50%	06/20/2045 to 11/20/2046	782,794
United States Treasury Bills	0.00%	12/21/2017 to 07/19/2018	12,213
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2017 to 02/15/2047	1,041,734

(2)	The rate shown is the 7-day yield as of November 30, 2017.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$176,996,125	$—	$—	$176,996,125
Short-Term Investment Securities	74,310	—	—	74,310
Repurchase Agreements	—	2,202,000	—	2,202,000

Total Investments at Value	$177,070,435	$2,202,000	$—	$179,272,435

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

143

VALIC Company I Large Capital Growth Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

Cosmetics & Toiletries	7.8%
Web Portals/ISP	6.5
Diagnostic Equipment	6.1
Computer Services	6.1
Finance-Credit Card	4.5
Applications Software	3.9
Data Processing/Management	3.7
Medical-Drugs	3.3
Athletic Footwear	3.1
Computers	2.8
Retail-Restaurants	2.8
Commercial Services-Finance	2.7
Electronic Components-Semiconductors	2.7
Commercial Services	2.4
Insurance Brokers	2.0
Consulting Services	1.9
Chemicals-Diversified	1.9
Cable/Satellite TV	1.8
Soap & Cleaning Preparation	1.8
Retail-Major Department Stores	1.8
Electronic Connectors	1.7
Private Equity	1.7
Textile-Apparel	1.6
Coatings/Paint	1.6
Transport-Rail	1.6
Apparel Manufacturers	1.5
Entertainment Software	1.5
Multimedia	1.3
Beverages-Non-alcoholic	1.3
Aerospace/Defense-Equipment	1.2
Semiconductor Components-Integrated Circuits	1.2
Instruments-Controls	1.2
Instruments-Scientific	1.1
Beverages-Wine/Spirits	1.1
Medical Products	1.1
Retail-Drug Store	1.0
Agricultural Chemicals	1.0
Finance-Investment Banker/Broker	0.9
Gambling (Non-Hotel)	0.9
Retail-Auto Parts	0.9
Electronic Measurement Instruments	0.8
Oil-Field Services	0.7
Diversified Manufacturing Operations	0.7
Finance-Other Services	0.6
Pharmacy Services	0.6
Food-Catering	0.6
Dental Supplies & Equipment	0.4
U.S. Government Agencies	0.3

99.7%

*	Calculated as a percentage of net assets

144

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.4%
Aerospace/Defense-Equipment — 1.2%
United Technologies Corp.	45,016	$5,467,193

Agricultural Chemicals — 1.0%
Monsanto Co.	37,542	4,442,720

Apparel Manufacturers — 1.5%
VF Corp.	90,375	6,593,760

Applications Software — 3.9%
Microsoft Corp.	202,729	17,063,700

Athletic Footwear — 3.1%
NIKE, Inc., Class B	222,035	13,415,355

Beverages-Non-alcoholic — 1.3%
PepsiCo, Inc.	49,932	5,818,077

Beverages-Wine/Spirits — 1.1%
Pernod Ricard SA	31,132	4,857,728

Cable/Satellite TV — 1.8%
Comcast Corp., Class A	210,735	7,910,992

Chemicals-Diversified — 1.9%
LyondellBasell Industries NV, Class A	15,171	1,588,404
PPG Industries, Inc.	58,050	6,783,142

		8,371,546

Coatings/Paint — 1.6%
Sherwin-Williams Co.	18,039	7,205,137

Commercial Services — 2.4%
Ecolab, Inc.	76,079	10,340,658

Commercial Services-Finance — 2.7%
Equifax, Inc.	32,044	3,656,861
Moody’s Corp.	54,350	8,251,417

		11,908,278

Computer Services — 6.1%
Accenture PLC, Class A	124,561	18,436,273
Cognizant Technology Solutions Corp., Class A..	113,703	8,218,453

		26,654,726

Computers — 2.8%
Apple, Inc.	70,978	12,197,569

Consulting Services — 1.9%
Verisk Analytics, Inc.†	88,400	8,523,528

Cosmetics & Toiletries — 7.8%
Colgate-Palmolive Co.	169,621	12,289,041
Coty, Inc., Class A#	343,720	5,922,296
Estee Lauder Cos., Inc., Class A	98,090	12,244,575
L’Oreal SA	16,457	3,639,835

		34,095,747

Data Processing/Management — 3.7%
Fidelity National Information Services, Inc.	93,866	8,854,380
Fiserv, Inc.†	55,514	7,297,315

		16,151,695

Dental Supplies & Equipment — 0.4%
DENTSPLY SIRONA, Inc.	23,726	1,589,879

Diagnostic Equipment — 6.1%
Abbott Laboratories	135,119	7,616,658
Danaher Corp.	69,965	6,601,897
Thermo Fisher Scientific, Inc.	66,052	12,732,184

		26,950,739

Diversified Manufacturing Operations — 0.7%
Colfax Corp.†	76,811	2,861,978

Security Description	Shares	Value (Note 2)

Electronic Components-Semiconductors — 2.7%
Texas Instruments, Inc.	122,066	$11,875,801

Electronic Connectors — 1.7%
Amphenol Corp., Class A	82,635	7,485,905

Electronic Measurement Instruments — 0.8%
Fortive Corp.	44,401	3,314,535

Entertainment Software — 1.5%
Electronic Arts, Inc.†	60,880	6,474,588

Finance-Credit Card — 4.5%
Mastercard, Inc., Class A	52,748	7,936,992
Visa, Inc., Class A#	104,514	11,767,231

		19,704,223

Finance-Investment Banker/Broker — 0.9%
Charles Schwab Corp.	82,799	4,039,763

Finance-Other Services — 0.6%
CME Group, Inc.	18,467	2,761,555

Food-Catering — 0.6%
Compass Group PLC	121,052	2,456,483

Gambling (Non-Hotel) — 0.9%
Paddy Power Betfair PLC	35,069	3,948,684

Instruments-Controls — 1.2%
Mettler-Toledo International, Inc.†	8,402	5,286,622

Instruments-Scientific — 1.1%
Waters Corp.†	25,539	5,035,525

Insurance Brokers — 2.0%
Aon PLC	63,586	8,916,029

Medical Products — 1.1%
Cooper Cos., Inc.	13,562	3,270,883
Zimmer Biomet Holdings, Inc.	11,587	1,356,838

		4,627,721

Medical-Drugs — 3.3%
Eli Lilly & Co.	26,315	2,227,302
Roche Holding AG	21,539	5,435,189
Zoetis, Inc.	95,015	6,868,634

		14,531,125

Multimedia — 1.3%
Twenty-First Century Fox, Inc., Class A	132,852	4,243,293
Walt Disney Co.	15,908	1,667,476

		5,910,769

Oil-Field Services — 0.7%
Schlumberger, Ltd.	50,202	3,155,196

Pharmacy Services — 0.6%
Express Scripts Holding Co.†	41,714	2,718,918

Private Equity — 1.7%
Blackstone Group LP	235,124	7,458,133

Retail-Auto Parts — 0.9%
AutoZone, Inc.†	5,599	3,845,169

Retail-Drug Store — 1.0%
CVS Health Corp.	60,222	4,613,005

Retail-Major Department Stores — 1.8%
TJX Cos., Inc.	102,514	7,744,933

Retail-Restaurants — 2.8%
Starbucks Corp.	210,253	12,156,829

145

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Components-Integrated Circuits — 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	135,373	$5,360,771

Soap & Cleaning Preparation — 1.8%
Church & Dwight Co., Inc.	58,012	2,731,785
Reckitt Benckiser Group PLC	58,642	5,148,290

		7,880,075

Textile-Apparel — 1.6%
LVMH Moet Hennessy Louis Vuitton SE	24,847	7,237,043

Transport-Rail — 1.6%
Union Pacific Corp.	55,212	6,984,318

Web Portals/ISP — 6.5%
Alphabet, Inc., Class A†	27,403	28,394,167

Total Long-Term Investment Securities
(cost $321,611,087)		436,338,890

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Agencies — 0.3%
Federal Home Loan Bank Disc. Notes 0.91% due 12/01/2017 (cost $1,244,000)	$1,244,000	1,244,000

TOTAL INVESTMENTS
(cost $322,855,087)(1)	99.7%	437,582,890
Other assets less liabilities	0.3	1,249,683

NET ASSETS	100.0%	$438,832,573

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

At November 30, 2017, the Fund had loaned securities with a total value of $17,689,527. This was secured by collateral of 17,730,140 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$2,234,938
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	1,170,032
Government National Mtg. Assoc.	2.50% to 3.50%	06/20/2045 to 11/20/2046	2,243,535
United States Treasury Bills	0.00%	12/28/2017 to 04/26/2018	218,189
United States Treasury Notes/Bonds	0.63% to 6.13%	02/28/2018 to 05/15/2046	11,863,446

(1)	See Note 5 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$403,615,638	$32,723,252	**	$—	$436,338,890
Short-Term Investment Securities	—	1,244,000		—	1,244,000

Total Investments at Value	$403,615,638	$33,967,252		$—	$437,582,890

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $25,118,479 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

146

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	8.6%
Banks — Commercial	8.1
Registered Investment Companies	3.8
Electric — Integrated	2.6
Gas — Distribution	2.5
Chemicals — Specialty	2.0
Retail — Restaurants	1.9
Data Processing/Management	1.8
U.S. Government Treasuries	1.7
Building — Residential/Commercial	1.6
Insurance — Property/Casualty	1.6
Oil Companies — Exploration & Production	1.5
Food — Misc./Diversified	1.5
Computer Services	1.5
Medical Instruments	1.4
Steel — Producers	1.4
Electronic Components — Semiconductors	1.3
Medical Products	1.3
Electronic Measurement Instruments	1.3
Machinery — General Industrial	1.3
Diversified Manufacturing Operations	1.2
Medical — Biomedical/Gene	1.2
Transport — Truck	1.1
Investment Management/Advisor Services	1.1
Electronic Parts Distribution	1.1
Industrial Automated/Robotic	1.0
Insurance — Reinsurance	1.0
Insurance — Multi-line	1.0
Commercial Services — Finance	0.9
Applications Software	0.9
Repurchase Agreements	0.9
Aerospace/Defense — Equipment	0.9
Enterprise Software/Service	0.8
Electronic Components — Misc.	0.8
Savings & Loans/Thrifts	0.8
Oil & Gas Drilling	0.8
Oil Refining & Marketing	0.8
Medical — HMO	0.7
Semiconductor Components — Integrated Circuits	0.7
Recreational Vehicles	0.7
Retail — Automobile	0.7
Entertainment Software	0.7
Decision Support Software	0.6
Garden Products	0.6
Shipbuilding	0.6
Machinery — Construction & Mining	0.6
Distribution/Wholesale	0.6
Computers — Integrated Systems	0.5
Commercial Services	0.5
Containers — Paper/Plastic	0.5
Machine Tools & Related Products	0.5
Finance — Other Services	0.5
Medical — Drugs	0.5
Oil — Field Services	0.5
Insurance — Life/Health	0.5
Human Resources	0.5
Engineering/R&D Services	0.5
Aerospace/Defense	0.5
Computer Software	0.5
Semiconductor Equipment	0.4
Building Products — Air & Heating	0.4
Multimedia	0.4
Disposable Medical Products	0.4
Building — Mobile Home/Manufactured Housing	0.4
Containers — Metal/Glass	0.4
Machinery — Pumps	0.4
Lasers — System/Components	0.4
Footwear & Related Apparel	0.4
Coatings/Paint	0.4

Airlines	0.4%
Telecommunication Equipment	0.4
Funeral Services & Related Items	0.4
Real Estate Management/Services	0.4
Power Converter/Supply Equipment	0.4
Water	0.4
Wireless Equipment	0.4
Filtration/Separation Products	0.4
Medical Information Systems	0.4
Computer Data Security	0.3
Networking Products	0.3
Building — Heavy Construction	0.3
Insurance Brokers	0.3
Chemicals — Diversified	0.3
Batteries/Battery Systems	0.3
Medical — Hospitals	0.3
Miscellaneous Manufacturing	0.3
Television	0.3
Building Products — Cement	0.3
Gold Mining	0.3
Schools	0.3
Food — Flour & Grain	0.3
Retail — Apparel/Shoe	0.3
Drug Delivery Systems	0.3
Resorts/Theme Parks	0.3
Apparel Manufacturers	0.3
Rental Auto/Equipment	0.3
Energy — Alternate Sources	0.3
Finance — Consumer Loans	0.3
Physical Therapy/Rehabilitation Centers	0.3
Transport — Rail	0.3
Auto/Truck Parts & Equipment — Original	0.3
Building & Construction — Misc.	0.3
Machinery — Farming	0.3
Physicians Practice Management	0.3
Retail — Convenience Store	0.3
Electric Products — Misc.	0.3
Oil Companies — Integrated	0.2
Building — Maintenance & Services	0.2
Transport — Services	0.2
Instruments — Controls	0.2
Patient Monitoring Equipment	0.2
Cosmetics & Toiletries	0.2
Security Services	0.2
Retail — Mail Order	0.2
Racetracks	0.2
Retail — Catalog Shopping	0.2
Building & Construction Products — Misc.	0.2
Retail — Discount	0.2
Steel Pipe & Tube	0.2
Finance — Investment Banker/Broker	0.2
Theaters	0.2
Chemicals — Plastics	0.2
Office Furnishings — Original	0.2
Food — Baking	0.2
Transport — Marine	0.2
Wire & Cable Products	0.2
Building Products — Light Fixtures	0.2
Printing — Commercial	0.2
Machinery — Electrical	0.2
Metal Processors & Fabrication	0.2
Poultry	0.2
Multilevel Direct Selling	0.2
Retail — Bedding	0.2
Cable/Satellite TV	0.2
Housewares	0.2
Telephone — Integrated	0.2
Telecom Equipment — Fiber Optics	0.2
Paper & Related Products	0.2

147

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited) — (continued)

Industry Allocation* (continued)

Hotels/Motels	0.2%
Food — Retail	0.2
Environmental Monitoring & Detection	0.2
Steel — Specialty	0.2
Hazardous Waste Disposal	0.2
Transactional Software	0.1
Publishing — Periodicals	0.1
Home Furnishings	0.1
Publishing — Books	0.1
Food — Canned	0.1
Retail — Sporting Goods	0.1
Transport — Equipment & Leasing	0.1
Consumer Products — Misc.	0.1
Food — Wholesale/Distribution	0.1
Retail — Arts & Crafts	0.1
Publishing — Newspapers	0.1
Quarrying	0.1
Retail — Misc./Diversified	0.1
Research & Development	0.1
Office Automation & Equipment	0.1
Auction Houses/Art Dealers	0.1
Retail — Petroleum Products	0.1
Rubber — Tires	0.1
Retail — Computer Equipment	0.1
Metal Products — Distribution	0.1
Oil Field Machinery & Equipment	0.1
E-Commerce/Services	0.1
Retail — Office Supplies	0.1
Brewery	0.1
Retail — Regional Department Stores	0.1
Medical — Wholesale Drug Distribution	0.1
Food — Dairy Products	0.1
Computers — Other	0.1

103.7%

*	Calculated as a percentage of net assets

148

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.3%
Aerospace/Defense — 0.5%
Esterline Technologies Corp.†	51,565	$3,653,380
Teledyne Technologies, Inc.†	69,072	12,863,970

		16,517,350

Aerospace/Defense - Equipment — 0.9%
Curtiss-Wright Corp.#	86,282	10,716,224
KLX, Inc.†	100,525	5,640,458
Orbital ATK, Inc.	112,614	14,858,291

		31,214,973

Airlines — 0.4%
JetBlue Airways Corp.†#	642,950	13,804,136

Apparel Manufacturers — 0.3%
Carter’s, Inc.	93,507	10,128,678

Applications Software — 0.9%
CDK Global, Inc.#	257,474	17,788,879
PTC, Inc.†#	225,994	14,391,298

		32,180,177

Auction Houses/Art Dealers — 0.1%
Sotheby’s†#	73,104	3,767,049

Auto/Truck Parts & Equipment - Original — 0.3%
Dana, Inc.#	282,831	9,344,736

Banks - Commercial — 8.1%
Associated Banc-Corp.	295,850	7,544,175
BancorpSouth Bank#	165,490	5,502,542
Bank of Hawaii Corp.#	83,385	7,077,719
Bank of the Ozarks#	237,379	11,446,415
Cathay General Bancorp, Class B	148,453	6,441,376
Chemical Financial Corp.#	139,074	7,842,383
Commerce Bancshares, Inc.#	183,548	10,392,510
Cullen/Frost Bankers, Inc.#	114,258	11,244,130
East West Bancorp, Inc.#	282,442	17,381,481
First Horizon National Corp.#	457,716	8,875,113
FNB Corp.#	631,856	8,966,037
Fulton Financial Corp.#	341,980	6,497,620
Hancock Holding Co.	165,658	8,506,538
Home BancShares, Inc.#	308,949	7,352,986
International Bancshares Corp.	105,882	4,367,632
MB Financial, Inc.#	163,879	7,628,567
PacWest Bancorp	253,172	12,066,177
Pinnacle Financial Partners, Inc.#	144,197	9,899,124
Prosperity Bancshares, Inc.#	135,839	9,514,164
Signature Bank†	107,465	14,752,795
SVB Financial Group†#	103,006	23,448,286
Synovus Financial Corp.	237,516	11,787,919
TCF Financial Corp.	335,502	6,814,046
Texas Capital Bancshares, Inc.†#	96,960	8,760,336
Trustmark Corp.	132,422	4,494,403
UMB Financial Corp.	86,031	6,466,090
Umpqua Holdings Corp.#	430,473	9,517,758
United Bankshares, Inc.#	205,183	7,704,622
Valley National Bancorp#	516,021	6,140,650
Webster Financial Corp.#	179,991	10,326,084
Wintrust Financial Corp.	109,099	9,147,951

		287,907,629

Batteries/Battery Systems — 0.3%
Energizer Holdings, Inc.#	120,873	5,551,697
EnerSys	84,842	5,861,734

		11,413,431

Brewery — 0.1%
Boston Beer Co., Inc., Class A†#	17,435	3,135,685

Security Description	Shares	Value (Note 2)

Building & Construction Products-Misc. — 0.2%
Louisiana-Pacific Corp.†	283,054	$7,815,121

Building & Construction - Misc. — 0.3%
EMCOR Group, Inc.	115,685	9,343,877

Building Products - Air & Heating — 0.4%
Lennox International, Inc.#	74,213	15,565,435

Building Products - Cement — 0.3%
Eagle Materials, Inc.	94,805	10,611,524

Building Products - Light Fixtures — 0.2%
Cree, Inc.†#	190,958	6,786,647

Building - Heavy Construction — 0.3%
Dycom Industries, Inc.†#	60,754	6,523,157
Granite Construction, Inc.#	77,882	5,169,028

		11,692,185

Building - Maintenance & Services — 0.2%
Rollins, Inc.#	187,515	8,691,320

Building - Mobile Home/Manufactured Housing — 0.4%
Thor Industries, Inc.	95,601	14,679,534

Building - Residential/Commercial — 1.6%
CalAtlantic Group, Inc.#	148,648	8,330,234
KB Home#	162,909	5,108,826
NVR, Inc.†	6,807	23,654,325
Toll Brothers, Inc.#	297,378	14,967,035
TRI Pointe Group, Inc.†#	295,840	5,360,621

		57,421,041

Cable/Satellite TV — 0.2%
Cable One, Inc.#	9,169	6,297,361

Chemicals - Diversified — 0.3%
Olin Corp.	325,006	11,583,214

Chemicals - Plastics — 0.2%
PolyOne Corp.	159,890	7,388,517

Chemicals - Specialty — 2.0%
Ashland Global Holdings, Inc.	121,985	9,024,450
Cabot Corp.	121,647	7,449,662
Chemours Co.	361,255	18,568,507
Minerals Technologies, Inc.	68,601	4,970,143
NewMarket Corp.	18,073	7,238,598
Sensient Technologies Corp.	85,751	6,648,275
Valvoline, Inc.#	396,098	9,767,777
Versum Materials, Inc.	212,678	8,166,835

		71,834,247

Coal — 0.0%
CONSOL Energy, Inc.†	50,592	1,113,024

Coatings/Paint — 0.4%
RPM International, Inc.	261,040	13,827,289

Commercial Services — 0.5%
CoreLogic, Inc.†#	165,461	7,215,754
Live Nation Entertainment, Inc.†#	261,926	11,886,202

		19,101,956

Commercial Services - Finance — 0.9%
MarketAxess Holdings, Inc.#	73,474	14,347,268
Sabre Corp.#	407,716	8,117,626
WEX, Inc.†#	77,999	10,040,031

		32,504,925

Computer Data Security — 0.3%
Fortinet, Inc.†	295,481	12,427,931

149

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computer Services — 1.5%
Convergys Corp.#	182,347	$4,500,324
DST Systems, Inc.	118,285	7,402,275
Leidos Holdings, Inc.	277,853	17,663,115
MAXIMUS, Inc.	126,808	8,759,897
Science Applications International Corp.#	85,438	6,339,500
Teradata Corp.†#	246,309	9,362,205

		54,027,316

Computer Software — 0.5%
Blackbaud, Inc.#	93,951	9,249,476
j2 Global, Inc.#	94,489	7,130,140

		16,379,616

Computers - Integrated Systems — 0.5%
Diebold Nixdorf, Inc.#	147,611	2,834,131
NCR Corp.†#	237,512	7,431,750
NetScout Systems, Inc.†#	175,032	5,434,744
VeriFone Systems, Inc.†#	218,620	3,790,871

		19,491,496

Computers - Other — 0.1%
3D Systems Corp.†#	222,481	1,964,507

Consumer Products - Misc. — 0.1%
Helen of Troy, Ltd.†#	53,220	4,757,868

Containers - Metal/Glass — 0.4%
Greif, Inc., Class A#	50,503	2,755,948
Owens-Illinois, Inc.†#	318,395	7,711,527
Silgan Holdings, Inc.	144,485	4,172,727

		14,640,202

Containers - Paper/Plastic — 0.5%
Bemis Co., Inc.#	177,508	8,328,675
Sonoco Products Co.#	194,302	10,397,100

		18,725,775

Cosmetics & Toiletries — 0.2%
Avon Products, Inc.†#	860,028	1,702,856
Edgewell Personal Care Co.†#	111,369	6,458,288

		8,161,144

Data Processing/Management — 1.8%
Acxiom Corp.†#	155,692	4,242,607
Broadridge Financial Solutions, Inc.#	227,689	20,551,209
CommVault Systems, Inc.†#	82,750	4,460,225
Dun & Bradstreet Corp.#	72,245	8,894,082
Fair Isaac Corp.	59,876	9,404,125
Jack Henry & Associates, Inc.#	151,378	17,456,911

		65,009,159

Decision Support Software — 0.6%
MSCI, Inc.	176,050	22,657,635

Disposable Medical Products — 0.4%
STERIS PLC#	166,030	14,936,059

Distribution/Wholesale — 0.6%
Pool Corp.	80,584	10,124,574
Watsco, Inc.	59,390	9,947,825

		20,072,399

Diversified Manufacturing Operations — 1.2%
Carlisle Cos., Inc.#	123,491	14,197,760
Crane Co.	99,033	8,454,447
ITT, Inc.#	172,025	9,323,755
Trinity Industries, Inc.	295,836	10,546,554

		42,522,516

Security Description	Shares	Value (Note 2)

Drug Delivery Systems — 0.3%
Catalent, Inc.†	256,777	$10,217,157

E-Commerce/Services — 0.1%
Cars.com, Inc.†#	139,911	3,391,443

Electric Products - Misc. — 0.3%
Littelfuse, Inc.#	44,400	9,008,760

Electric - Integrated — 2.6%
Black Hills Corp.#	104,537	6,116,460
Great Plains Energy, Inc.	421,573	14,464,170
Hawaiian Electric Industries, Inc.#	212,656	8,155,357
IDACORP, Inc.	98,506	9,733,378
MDU Resources Group, Inc.#	381,786	10,670,919
NorthWestern Corp.#	94,753	6,088,828
OGE Energy Corp.	390,388	13,960,275
PNM Resources, Inc.#	155,710	7,084,805
Westar Energy, Inc.#	277,674	15,885,729

		92,159,921

Electronic Components - Misc. — 0.8%
Gentex Corp.	558,200	11,431,936
Jabil, Inc.#	350,390	10,108,752
Knowles Corp.†#	174,789	2,759,918
Vishay Intertechnology, Inc.#	262,192	5,742,005

		30,042,611

Electronic Components - Semiconductors — 1.3%
IPG Photonics Corp.†#	73,655	16,865,522
Microsemi Corp.†	225,736	11,930,148
Monolithic Power Systems, Inc.#	74,427	8,808,435
Silicon Laboratories, Inc.†#	83,172	7,576,969
Synaptics, Inc.†#	65,884	2,486,462

		47,667,536

Electronic Measurement Instruments — 1.3%
Keysight Technologies, Inc.†#	362,363	15,762,791
National Instruments Corp.	209,175	9,193,241
Trimble, Inc.†#	494,865	20,779,381

		45,735,413

Electronic Parts Distribution — 1.1%
Arrow Electronics, Inc.†	172,535	13,928,750
Avnet, Inc.#	240,569	9,961,962
SYNNEX Corp.#	56,995	7,762,719
Tech Data Corp.†#	67,828	6,558,968

		38,212,399

Energy - Alternate Sources — 0.3%
First Solar, Inc.†#	159,212	9,887,065

Engineering/R&D Services — 0.5%
AECOM†#	306,343	11,487,862
KBR, Inc.#	273,442	5,127,038

		16,614,900

Enterprise Software/Service — 0.8%
Manhattan Associates, Inc.†#	134,741	5,975,763
Tyler Technologies, Inc.†#	67,817	12,405,086
Ultimate Software Group, Inc.†#	55,391	11,689,163

		30,070,012

Entertainment Software — 0.7%
Take-Two Interactive Software, Inc.†	208,244	23,229,618

Environmental Monitoring & Detection — 0.2%
MSA Safety, Inc.	66,438	5,713,668

150

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Filtration/Separation Products — 0.4%
Donaldson Co., Inc.	256,249	$12,786,825

Finance - Consumer Loans — 0.3%
SLM Corp.†#	843,603	9,760,487

Finance - Investment Banker/Broker — 0.2%
Stifel Financial Corp.#	133,534	7,509,952

Finance - Other Services — 0.5%
SEI Investments Co.	256,532	18,049,592

Food - Baking — 0.2%
Flowers Foods, Inc.#	360,126	7,195,317

Food - Canned — 0.1%
TreeHouse Foods, Inc.†#	111,793	5,144,714

Food - Confectionery — 0.0%
Tootsie Roll Industries, Inc.#	37,454	1,400,780

Food - Dairy Products — 0.1%
Dean Foods Co.#	177,723	1,983,389

Food - Flour & Grain — 0.3%
Post Holdings, Inc.†#	129,326	10,274,951

Food - Misc./Diversified — 1.5%
Hain Celestial Group, Inc.†#	202,710	8,331,381
Ingredion, Inc.	140,124	19,404,372
Lamb Weston Holdings, Inc.#	285,740	15,535,684
Lancaster Colony Corp.#	38,097	5,077,568
Snyder’s-Lance, Inc.#	166,233	6,429,892

		54,778,897

Food - Retail — 0.2%
Sprouts Farmers Market, Inc.†#	246,478	5,762,656

Food - Wholesale/Distribution — 0.1%
United Natural Foods, Inc.†#	98,944	4,751,291

Footwear & Related Apparel — 0.4%
Deckers Outdoor Corp.†#	62,553	4,674,586
Skechers U.S.A., Inc., Class A†	261,724	9,186,512

		13,861,098

Funeral Services & Related Items — 0.4%
Service Corp. International	366,005	13,523,885

Garden Products — 0.6%
Scotts Miracle-Gro Co., Class A#	79,929	7,904,978
Toro Co.	210,959	13,765,075

		21,670,053

Gas - Distribution — 2.5%
Atmos Energy Corp.#	207,341	19,135,501
National Fuel Gas Co.#	167,154	9,828,655
New Jersey Resources Corp.	169,169	7,544,938
ONE Gas, Inc.	102,177	8,097,527
Southwest Gas Holdings, Inc.#	93,017	7,993,881
UGI Corp.#	338,917	16,610,322
Vectren Corp.#	162,210	11,273,595
WGL Holdings, Inc.#	100,124	8,464,483

		88,948,902

Gold Mining — 0.3%
Royal Gold, Inc.#	127,727	10,565,577

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†#	101,671	5,476,000

Home Furnishings — 0.1%
Tempur Sealy International, Inc.†#	89,684	5,193,600

Security Description	Shares	Value (Note 2)

Hotels/Motels — 0.2%
ILG, Inc.	207,558	$5,830,304

Housewares — 0.2%
Tupperware Brands Corp.	99,460	6,277,915

Human Resources — 0.5%
ManpowerGroup, Inc.#	130,454	16,815,521

Industrial Automated/Robotic — 1.0%
Cognex Corp.#	169,234	23,450,756
Nordson Corp.#	99,245	12,739,088

		36,189,844

Instruments - Controls — 0.2%
Woodward, Inc.	107,878	8,344,363

Insurance Brokers — 0.3%
Brown & Brown, Inc.#	226,845	11,625,806

Insurance - Life/Health — 0.5%
CNO Financial Group, Inc.	330,409	8,329,611
Primerica, Inc.#	87,745	9,125,480

		17,455,091

Insurance - Multi-line — 1.0%
American Financial Group, Inc.	134,215	14,100,628
Genworth Financial, Inc., Class A†	975,740	3,307,759
Kemper Corp.#	95,287	6,574,803
Old Republic International Corp.	479,383	10,052,661

		34,035,851

Insurance - Property/Casualty — 1.6%
Alleghany Corp.†#	30,181	17,649,849
First American Financial Corp.#	216,441	12,031,955
Hanover Insurance Group, Inc.	82,852	8,914,875
Mercury General Corp.	71,362	3,916,347
WR Berkley Corp.#	187,290	12,945,485

		55,458,511

Insurance - Reinsurance — 1.0%
Aspen Insurance Holdings, Ltd.	116,985	4,796,385
Reinsurance Group of America, Inc.	126,075	20,430,454
RenaissanceRe Holdings, Ltd.#	78,744	10,445,391

		35,672,230

Investment Management/Advisor Services — 1.1%
Eaton Vance Corp.#	224,770	12,425,286
Federated Investors, Inc., Class B#	186,411	6,255,953
Janus Henderson Group PLC#	352,598	13,141,327
Legg Mason, Inc.#	170,162	6,799,674

		38,622,240

Lasers - System/Components — 0.4%
Coherent, Inc.†#	48,149	14,057,582

Machine Tools & Related Products — 0.5%
Kennametal, Inc.	157,702	7,352,067
Lincoln Electric Holdings, Inc.#	121,107	11,037,692

		18,389,759

Machinery - Construction & Mining — 0.6%
Oshkosh Corp.	146,278	13,170,871
Terex Corp.#	156,181	7,303,024

		20,473,895

Machinery - Electrical — 0.2%
Regal Beloit Corp.#	87,180	6,708,501

Machinery - Farming — 0.3%
AGCO Corp.	128,907	9,124,037

151

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery - General Industrial — 1.3%
IDEX Corp.	149,400	$20,254,158
Wabtec Corp.#	166,993	12,841,762
Zebra Technologies Corp., Class A†#	103,817	11,453,091

		44,549,011

Machinery - Pumps — 0.4%
Graco, Inc.	109,463	14,404,236

Medical Information Systems — 0.4%
Allscripts Healthcare Solutions, Inc.†#	353,066	5,048,844
Medidata Solutions, Inc.†	114,365	7,621,283

		12,670,127

Medical Instruments — 1.4%
Bio-Techne Corp.#	72,980	9,834,055
Halyard Health, Inc.†#	91,470	4,439,954
LivaNova PLC†#	84,762	7,389,551
NuVasive, Inc.†#	99,313	5,729,367
Teleflex, Inc.#	88,040	23,376,381

		50,769,308

Medical Products — 1.3%
ABIOMED, Inc.†	81,901	15,957,591
Globus Medical, Inc., Class A†#	141,145	5,364,921
Hill-Rom Holdings, Inc.	128,786	10,888,856
West Pharmaceutical Services, Inc.#	144,661	14,455,974

		46,667,342

Medical - Biomedical/Gene — 1.2%
Bio-Rad Laboratories, Inc., Class A†	39,317	10,666,702
Bioverativ, Inc.†#	211,434	10,575,929
Charles River Laboratories International, Inc.†	93,038	9,694,559
United Therapeutics Corp.†	84,924	11,039,271

		41,976,461

Medical - Drugs — 0.5%
Akorn, Inc.†#	183,144	5,961,337
Endo International PLC†#	392,848	2,883,504
Mallinckrodt PLC†#	189,968	4,145,102
Prestige Brands Holdings, Inc.†#	103,606	4,682,991

		17,672,934

Medical - HMO — 0.7%
Molina Healthcare, Inc.†#	85,975	6,726,684
WellCare Health Plans, Inc.†	87,008	18,531,834

		25,258,518

Medical - Hospitals — 0.3%
Acadia Healthcare Co., Inc.†#	159,672	5,082,360
LifePoint Health, Inc.†#	78,420	3,748,476
Tenet Healthcare Corp.†#	157,670	2,223,147

		11,053,983

Medical - Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.#	119,686	2,290,790

Metal Processors & Fabrication — 0.2%
Timken Co.	133,910	6,682,109

Metal Products - Distribution — 0.1%
Worthington Industries, Inc.#	87,496	3,639,834

Miscellaneous Manufacturing — 0.3%
AptarGroup, Inc.#	122,615	10,840,392

Multilevel Direct Selling — 0.2%
Nu Skin Enterprises, Inc., Class A#	97,283	6,606,489

Security Description	Shares	Value (Note 2)

Multimedia — 0.4%
FactSet Research Systems, Inc.#	76,684	$15,327,598

Networking Products — 0.3%
LogMeIn, Inc.	102,984	12,255,096

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.#	364,932	3,893,824

Office Furnishings - Original — 0.2%
Herman Miller, Inc.	116,905	4,179,354
HNI Corp.#	86,194	3,016,790

		7,196,144

Oil & Gas Drilling — 0.8%
Diamond Offshore Drilling, Inc.†#	126,077	2,022,275
Ensco PLC, Class A#	845,964	4,542,827
Nabors Industries, Ltd.#	558,693	3,374,506
Patterson-UTI Energy, Inc.#	417,063	9,004,390
Rowan Cos. PLC, Class A†#	222,102	3,213,816
Transocean, Ltd.†#	764,693	7,753,987

		29,911,801

Oil Companies - Exploration & Production — 1.5%
Callon Petroleum Co.†#	393,001	4,338,731
CNX Resources Corp.†	404,736	5,646,067
Energen Corp.†#	190,004	10,727,626
Gulfport Energy Corp.†#	321,672	4,117,401
Matador Resources Co.†#	188,225	5,383,235
QEP Resources, Inc.†	470,145	4,541,601
SM Energy Co.#	200,091	4,129,878
Southwestern Energy Co.†	995,339	6,330,356
WPX Energy, Inc.†#	777,737	9,853,928

		55,068,823

Oil Companies - Integrated — 0.2%
Murphy Oil Corp.#	317,110	8,863,224

Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†#	73,967	3,546,718

Oil Refining & Marketing — 0.8%
HollyFrontier Corp.#	346,550	15,414,544
Murphy USA, Inc.†#	65,542	5,167,986
PBF Energy, Inc., Class A#	214,421	6,940,808

		27,523,338

Oil - Field Services — 0.5%
Core Laboratories NV#	86,228	8,687,471
NOW, Inc.†#	210,473	2,172,081
Oceaneering International, Inc.#	192,101	3,753,654
Superior Energy Services, Inc.†#	298,761	2,883,044

		17,496,250

Paper & Related Products — 0.2%
Domtar Corp.	122,351	5,899,765

Patient Monitoring Equipment — 0.2%
Masimo Corp.†	93,411	8,298,633

Physical Therapy/Rehabilitation Centers — 0.3%
HealthSouth Corp.	193,010	9,640,849

Physicians Practice Management — 0.3%
MEDNAX, Inc.†#	182,912	9,107,188

Poultry — 0.2%
Sanderson Farms, Inc.#	39,124	6,638,952

Power Converter/Supply Equipment — 0.4%
Hubbell, Inc.	106,933	13,451,102

152

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Printing - Commercial — 0.2%
Deluxe Corp.#	94,524	$6,720,656

Publishing - Books — 0.1%
John Wiley & Sons, Inc., Class A	87,113	5,152,734

Publishing - Newspapers — 0.1%
New York Times Co., Class A#	245,738	4,619,874

Publishing - Periodicals — 0.1%
Meredith Corp.#	77,169	5,259,067

Quarrying — 0.1%
Compass Minerals International, Inc.#	66,118	4,611,730

Racetracks — 0.2%
Churchill Downs, Inc.#	25,301	5,945,735
International Speedway Corp., Class A	48,826	2,014,072

		7,959,807

Real Estate Investment Trusts — 8.6%
Alexander & Baldwin, Inc.#	90,335	2,625,135
American Campus Communities, Inc.	266,692	11,302,407
Camden Property Trust#	180,661	16,490,736
CoreCivic, Inc.	231,020	5,431,280
CoreSite Realty Corp.#	66,840	7,585,003
Corporate Office Properties Trust	194,441	5,899,340
Cousins Properties, Inc.	821,015	7,364,505
CyrusOne, Inc.#	178,460	10,843,230
DCT Industrial Trust, Inc.	181,952	10,942,593
Douglas Emmett, Inc.	299,289	12,064,340
Education Realty Trust, Inc.	143,086	5,232,655
EPR Properties	125,277	8,496,286
First Industrial Realty Trust, Inc.#	234,277	7,625,716
GEO Group, Inc.	242,462	6,434,942
Healthcare Realty Trust, Inc.	241,998	7,930,275
Highwoods Properties, Inc.	201,809	10,249,879
Hospitality Properties Trust	321,116	9,630,269
JBG SMITH Properties#	182,540	6,080,407
Kilroy Realty Corp.	192,287	14,494,594
Lamar Advertising Co., Class A#	163,451	12,296,419
LaSalle Hotel Properties#	221,324	6,294,455
Liberty Property Trust	287,980	12,924,542
Life Storage, Inc.#	91,027	8,175,135
Mack-Cali Realty Corp.	175,632	3,886,736
Medical Properties Trust, Inc.	711,723	9,743,488
National Retail Properties, Inc.	291,725	11,981,146
Omega Healthcare Investors, Inc.#	385,573	10,352,635
Potlatch Corp.	79,384	4,096,214
Quality Care Properties, Inc.†	183,383	2,693,896
Rayonier, Inc.	251,980	7,949,969
Sabra Health Care REIT, Inc.	343,755	6,613,846
Senior Housing Properties Trust#	464,358	8,892,456
Tanger Factory Outlet Centers, Inc.#	185,627	4,648,100
Taubman Centers, Inc.#	118,670	6,964,742
Uniti Group, Inc.†#	322,393	5,190,527
Urban Edge Properties#	206,915	5,286,678
Washington Prime Group, Inc.#	363,139	2,581,918
Weingarten Realty Investors	233,463	7,692,606

		304,989,100

Real Estate Management/Services — 0.4%
Jones Lang LaSalle, Inc.#	88,622	13,513,969

Recreational Vehicles — 0.7%
Brunswick Corp.	173,433	9,599,517
Polaris Industries, Inc.#	113,732	14,445,101

		24,044,618

Security Description	Shares	Value (Note 2)

Rental Auto/Equipment — 0.3%
Aaron’s, Inc.	121,668	$4,589,317
Avis Budget Group, Inc.†#	142,182	5,417,134

		10,006,451

Research & Development — 0.1%
INC Research Holdings, Inc., Class A†	109,883	4,208,519

Resort/Theme Parks — 0.3%
Six Flags Entertainment Corp.#	155,566	10,177,128

Retail - Apparel/Shoe — 0.3%
American Eagle Outfitters, Inc.#	328,796	5,287,040
Urban Outfitters, Inc.†#	158,880	4,944,345

		10,231,385

Retail - Arts & Crafts — 0.1%
Michaels Cos., Inc.†#	215,816	4,661,626

Retail - Automobile — 0.7%
AutoNation, Inc.†#	115,938	6,419,487
Copart, Inc.†	391,725	16,906,851

		23,326,338

Retail - Bedding — 0.2%
Bed Bath & Beyond, Inc.#	281,728	6,307,890

Retail - Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	88,167	7,941,202

Retail - Computer Equipment — 0.1%
GameStop Corp., Class A#	197,954	3,711,637

Retail - Convenience Store — 0.3%
Casey’s General Stores, Inc.#	74,749	9,025,942

Retail - Discount — 0.2%
Big Lots, Inc.#	86,427	5,107,836
HSN, Inc.	62,470	2,539,405

		7,647,241

Retail - Mail Order — 0.2%
Williams-Sonoma, Inc.#	155,812	7,971,342

Retail - Misc./Diversified — 0.1%
Sally Beauty Holdings, Inc.†#	256,814	4,378,679

Retail - Office Supplies — 0.1%
Office Depot, Inc.	1,013,396	3,313,805

Retail - Petroleum Products — 0.1%
World Fuel Services Corp.	133,888	3,758,236

Retail - Regional Department Stores — 0.1%
Dillard’s, Inc., Class A#	41,070	2,468,307

Retail - Restaurants — 1.9%
Brinker International, Inc.#	95,652	3,513,298
Buffalo Wild Wings, Inc.†#	30,300	4,725,285
Cheesecake Factory, Inc.#	85,458	4,190,861
Cracker Barrel Old Country Store, Inc.#	47,000	7,347,510
Domino’s Pizza, Inc.#	85,495	15,915,749
Dunkin’ Brands Group, Inc.#	176,406	10,531,438
Jack in the Box, Inc.#	57,519	5,953,792
Papa John’s International, Inc.#	51,968	3,038,049
Texas Roadhouse, Inc.	127,747	6,524,039
Wendy’s Co.#	356,936	5,314,777

		67,054,798

Retail - Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.#	165,486	4,875,218

Rubber - Tires — 0.1%
Cooper Tire & Rubber Co.#	102,021	3,749,272

153

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Savings & Loans/Thrifts — 0.8%
New York Community Bancorp, Inc.#	956,018	$12,753,280
Sterling Bancorp#	439,061	11,130,196
Washington Federal, Inc.#	173,491	6,037,487

		29,920,963

Schools — 0.3%
Adtalem Global Education, Inc.#	121,348	5,029,875
Graham Holdings Co., Class B	9,045	5,274,139

		10,304,014

Security Services — 0.2%
Brink’s Co.#	98,682	7,978,440

Semiconductor Components - Integrated Circuits — 0.7%
Cirrus Logic, Inc.†	124,722	6,889,643
Cypress Semiconductor Corp.#	649,958	10,405,827
Integrated Device Technology, Inc.†#	260,862	7,849,338

		25,144,808

Semiconductor Equipment — 0.4%
Teradyne, Inc.	386,728	15,650,882

Shipbuilding — 0.6%
Huntington Ingalls Industries, Inc.	88,765	21,451,838

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	44,162	7,631,194

Steel - Producers — 1.4%
Carpenter Technology Corp.#	91,404	4,518,100
Commercial Metals Co.#	226,328	4,490,348
Reliance Steel & Aluminum Co.	142,515	11,203,104
Steel Dynamics, Inc.	468,911	18,053,073
United States Steel Corp.#	341,431	9,874,184

		48,138,809

Steel - Specialty — 0.2%
Allegheny Technologies, Inc.†#	246,074	5,603,105

Telecom Equipment - Fiber Optics — 0.2%
Ciena Corp.†#	277,132	6,027,621

Telecommunication Equipment — 0.4%
ARRIS International PLC†	345,057	10,341,358
Plantronics, Inc.	65,696	3,437,215

		13,778,573

Telephone - Integrated — 0.2%
Frontier Communications Corp.#	153,528	1,304,988
Telephone & Data Systems, Inc.	179,332	4,965,703

		6,270,691

Television — 0.3%
AMC Networks, Inc., Class A†#	101,810	5,247,288
TEGNA, Inc.#	420,515	5,584,439

		10,831,727

Theaters — 0.2%
Cinemark Holdings, Inc.#	207,184	7,481,414

Transactional Software — 0.1%
ACI Worldwide, Inc.†#	230,752	5,279,606

Transport - Equipment & Leasing — 0.1%
GATX Corp.#	75,652	4,777,424

Transport - Marine — 0.2%
Kirby Corp.†#	105,070	7,071,211

Transport - Rail — 0.3%
Genesee & Wyoming, Inc., Class A†#	120,269	9,479,603

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Services — 0.2%
Ryder System, Inc.#	103,573	$8,542,701

Transport - Truck — 1.1%
Knight-Swift Transportation Holdings, Inc.#	249,521	10,649,556
Landstar System, Inc.	81,956	8,457,859
Old Dominion Freight Line, Inc.#	133,672	17,275,770
Werner Enterprises, Inc.	87,595	3,346,129

		39,729,314

Water — 0.4%
Aqua America, Inc.#	347,280	13,193,167

Wire & Cable Products — 0.2%
Belden, Inc.#	82,687	7,002,762

Wireless Equipment — 0.4%
InterDigital, Inc.	67,854	5,163,689
ViaSat, Inc.†#	105,465	7,829,722

		12,993,411

Total Long-Term Investment Securities
(cost $2,378,854,345)		3,462,285,291

SHORT-TERM INVESTMENT SECURITIES — 5.5%
Registered Investment Companies — 3.8%
State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(1)(2)	134,210,725	134,210,725

U.S. Government Treasuries — 1.7%
United States Treasury Bills 0.97% due 12/14/2017	$50,000,000	49,983,547
1.27% due 03/01/2018(3)	11,500,000	11,464,098

		61,447,645

Total Short-Term Investment Securities
(cost $195,656,865)		195,658,370

REPURCHASE AGREEMENTS — 0.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 11/30/2017, to be repurchased 12/01/2017 in the amount of $31,216,104 collateralized by $31,980,000 of United States Treasury Inflation Notes Bonds, bearing interest at 0.38% due 07/15/2027 and having an approximate value of $31,841,399 (cost $31,216,000)	31,216,000	31,216,000

TOTAL INVESTMENTS
(cost $2,605,727,210)(4)	103.7%	3,689,159,661
Liabilities in excess of other assets	(3.7)	(130,651,808)

NET ASSETS	100.0%	$3,558,507,853

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

154

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

(1)	At November 30, 2017, the Fund had loaned securities with a total value of $780,057,464. This was secured by collateral of $134,210,725, which was received in cash and subsequently invested in short-term investments currently valued at $134,210,725 as reported in the Portfolio of Investments. Additional collateral of $660,674,221 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$74,430,685
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	38,965,886
Government National Mtg. Assoc.	2.50% to 3.50%	06/20/2045 to 11/20/2046	74,716,991
United States Treasury Bills	0.00%	12/14/2017 to 08/16/2018	32,879,787
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2017 to 02/15/2047	439,680,872

(2)	The rate shown is the 7-day yield as of November 30, 2017.
(3)	The security or a portion thereof was pledged as collateral to over margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
520	Long	S&P Mid Cap 400 E-Mini Index	December 2017	$90,962,140	$98,800,000	$7,837,860

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,462,285,291	$—	$—	$3,462,285,291
Short-Term Investment Securities:
Registered Investment Companies	134,210,725	—	—	134,210,725
U.S. Government Treasuries	—	61,447,645	—	61,447,645
Repurchase Agreements	—	31,216,000	—	31,216,000

Total Investments at Value	$3,596,496,016	$92,663,645	$—	$3,689,159,661

Other Financial Instruments:+
Futures Contracts	$7,837,860	$—	$—	$7,837,860

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

155

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

Electronic Components — Semiconductors	4.7%
Commercial Services — Finance	4.3
Real Estate Investment Trusts	3.8
Finance — Investment Banker/Broker	3.3
Medical Products	2.8
Computer Software	2.7
Data Processing/Management	2.5
Medical Instruments	2.5
Semiconductor Equipment	2.3
Consulting Services	2.3
Electronic Measurement Instruments	2.3
Commercial Services	2.3
Electronic Connectors	2.2
Registered Investment Companies	2.2
E-Commerce/Services	1.9
Apparel Manufacturers	1.9
Instruments — Scientific	1.9
Banks — Commercial	1.6
Instruments — Controls	1.6
Drug Delivery Systems	1.6
Transport — Truck	1.6
Applications Software	1.5
Containers — Paper/Plastic	1.4
Telecommunication Equipment	1.4
Electronic Components — Misc.	1.4
Chemicals — Diversified	1.4
Disposable Medical Products	1.4
Diversified Manufacturing Operations	1.4
Medical — Biomedical/Gene	1.4
Enterprise Software/Service	1.3
Entertainment Software	1.3
Motion Pictures & Services	1.2
Food — Misc./Diversified	1.2
Cruise Lines	1.1
Retail — Discount	1.1
Electric Products — Misc.	1.0
Insurance Brokers	1.0
Computer Services	1.0
Aerospace/Defense	1.0
Printing — Commercial	1.0
Computers — Memory Devices	1.0
Aerospace/Defense — Equipment	1.0
Medical — Drugs	0.9
Medical Information Systems	0.9
Retail — Apparel/Shoe	0.9
Medical Labs & Testing Services	0.9
Airlines	0.8
Textile — Home Furnishings	0.8
Therapeutics	0.8
Wire & Cable Products	0.8
Retail — Restaurants	0.7
Lasers — System/Components	0.7
Rental Auto/Equipment	0.7
Decision Support Software	0.7
Finance — Consumer Loans	0.7
Machinery — General Industrial	0.7
Finance — Other Services	0.7
Home Decoration Products	0.7
Dental Supplies & Equipment	0.6
Metal Processors & Fabrication	0.6
E-Commerce/Products	0.6
Diagnostic Kits	0.6
Non — Hazardous Waste Disposal	0.6
Real Estate Management/Services	0.5
Resorts/Theme Parks	0.5
Insurance — Property/Casualty	0.5
Auction Houses/Art Dealers	0.5
Industrial Automated/Robotic	0.5
Advertising Agencies	0.5

Food — Catering	0.5
Semiconductor Components — Integrated Circuits	0.5
Recreational Vehicles	0.5
Chemicals — Specialty	0.4
Retail — Gardening Products	0.4
Internet Security	0.4
Retail — Mail Order	0.4
Transport — Rail	0.3
Computers — Other	0.3
Retail — Petroleum Products	0.3
Internet Content — Entertainment	0.3
Time Deposits	0.1
Distribution/Wholesale	0.1

100.7%

*	Calculated as a percentage of net assets

156

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.8%
Advertising Agencies — 0.5%
Omnicom Group, Inc.	19,078	$1,362,932

Aerospace/Defense — 1.0%
Teledyne Technologies, Inc.†	15,161	2,823,585

Aerospace/Defense - Equipment — 1.0%
Harris Corp.	8,219	1,187,646
L3 Technologies, Inc.	7,780	1,545,030

		2,732,676

Airlines — 0.8%
Ryanair Holdings PLC ADR†	19,170	2,337,590

Apparel Manufacturers — 1.9%
Carter’s, Inc.	10,750	1,164,440
Gildan Activewear, Inc.	88,561	2,810,926
Hanesbrands, Inc.#	59,825	1,249,744

		5,225,110

Applications Software — 1.5%
Dropbox, Inc., Class B†(1)(2)(3)	89,561	1,095,033
Intuit, Inc.	9,513	1,495,634
PTC, Inc.†	25,915	1,650,267

		4,240,934

Auction Houses/Art Dealers — 0.5%
Ritchie Bros. Auctioneers, Inc.#	55,326	1,466,139

Banks - Commercial — 1.6%
First Republic Bank	18,470	1,764,624
Signature Bank†	12,860	1,765,421
SVB Financial Group†	4,647	1,057,843

		4,587,888

Chemicals - Diversified — 1.4%
FMC Corp.	20,725	1,956,440
Huntsman Corp.	60,325	1,927,987

		3,884,427

Chemicals - Specialty — 0.4%
Albemarle Corp.#	8,630	1,159,182

Commercial Services — 2.3%
CoStar Group, Inc.†	8,160	2,488,555
Edenred	47,192	1,350,500
ServiceMaster Global Holdings, Inc.†	53,436	2,611,952

		6,451,007

Commercial Services - Finance — 4.3%
Equifax, Inc.	15,993	1,825,121
Euronet Worldwide, Inc.†	6,926	632,690
Global Payments, Inc.	18,483	1,858,650
IHS Markit, Ltd.†	23,966	1,069,363
MarketAxess Holdings, Inc.	6,900	1,347,363
Vantiv, Inc., Class A†#	30,098	2,257,350
WEX, Inc.†	24,736	3,184,018

		12,174,555

Computer Aided Design — 0.0%
Cadence Design Systems, Inc.†	1,971	86,547

Computer Services — 1.0%
Amdocs, Ltd.	43,607	2,847,101

Computer Software — 2.7%
Constellation Software, Inc.	5,245	3,072,156
Splunk, Inc.†#	21,330	1,708,320
SS&C Technologies Holdings, Inc.	67,739	2,796,943

		7,577,419

Security Description	Shares	Value (Note 2)

Computers - Memory Devices — 1.0%
NetApp, Inc.	48,525	$2,742,148

Computers - Other — 0.3%
Lumentum Holdings, Inc.†#	14,990	810,209

Consulting Services — 2.3%
Gartner, Inc.†#	9,810	1,185,931
Verisk Analytics, Inc.†	54,932	5,296,543

		6,482,474

Containers - Paper/Plastic — 1.4%
Berry Global Group, Inc.†	25,255	1,509,491
Sealed Air Corp.#	52,975	2,545,449

		4,054,940

Cruise Lines — 1.1%
Norwegian Cruise Line Holdings, Ltd.†	28,780	1,558,725
Royal Caribbean Cruises, Ltd.	13,085	1,620,970

		3,179,695

Data Processing/Management — 2.5%
Broadridge Financial Solutions, Inc.	16,603	1,498,587
Fidelity National Information Services, Inc.	45,278	4,271,074
Jack Henry & Associates, Inc.	11,408	1,315,570

		7,085,231

Decision Support Software — 0.7%
MSCI, Inc.	15,447	1,988,029

Dental Supplies & Equipment — 0.6%
Align Technology, Inc.†	6,935	1,809,203

Diagnostic Kits — 0.6%
IDEXX Laboratories, Inc.†	10,105	1,580,523

Disposable Medical Products — 1.4%
ICU Medical, Inc.†	5,903	1,259,700
STERIS PLC	29,070	2,615,137

		3,874,837

Distribution/Wholesale — 0.1%
Ferguson PLC	4,605	332,470

Diversified Manufacturing Operations — 1.4%
A.O. Smith Corp.	45,518	2,886,751
Carlisle Cos., Inc.	8,309	955,286

		3,842,037

Drug Delivery Systems — 1.6%
Catalent, Inc.†	46,067	1,833,006
DexCom, Inc.†#	46,944	2,742,938

		4,575,944

E-Commerce/Products — 0.2%
Wayfair, Inc., Class A†#	6,972	487,970

E-Commerce/Services — 0.8%
SurveyMonkey, Inc.†(1)(2)(3)	44,965	407,608
Trade Desk, Inc., Class A†#	35,950	1,766,583

		2,174,191

Electric Products - Misc. — 1.0%
AMETEK, Inc.	39,634	2,880,995

Electronic Components - Misc. — 1.4%
Flex, Ltd.†	220,845	3,990,669

Electronic Components - Semiconductors — 4.7%
IPG Photonics Corp.†	6,355	1,455,168
Microchip Technology, Inc.#	29,360	2,554,026
Monolithic Power Systems, Inc.	10,870	1,286,464

157

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Components - Semiconductors (continued)
ON Semiconductor Corp.†	150,873	$3,029,530
Skyworks Solutions, Inc.	19,605	2,053,428
Xilinx, Inc.	39,752	2,763,162

		13,141,778

Electronic Connectors — 2.2%
Amphenol Corp., Class A	13,919	1,260,922
TE Connectivity, Ltd.	52,098	4,920,135

		6,181,057

Electronic Measurement Instruments — 2.3%
Agilent Technologies, Inc.	34,475	2,387,049
National Instruments Corp.	60,816	2,672,863
Trimble, Inc.†	33,740	1,416,743

		6,476,655

Enterprise Software/Service — 1.3%
Atlassian Corp. PLC, Class A†#	52,242	2,439,179
Ultimate Software Group, Inc.†#	6,130	1,293,614

		3,732,793

Entertainment Software — 1.3%
Activision Blizzard, Inc.	38,788	2,420,371
Zynga, Inc., Class A†	311,635	1,277,704

		3,698,075

Finance - Consumer Loans — 0.7%
Synchrony Financial	55,335	1,985,973

Finance - Investment Banker/Broker — 3.3%
E*TRADE Financial Corp.†	47,075	2,266,191
LPL Financial Holdings, Inc.	49,695	2,576,189
TD Ameritrade Holding Corp.	87,644	4,484,743

		9,327,123

Finance - Other Services — 0.7%
SEI Investments Co.	27,186	1,912,807

Food - Catering — 0.5%
Aramark	31,240	1,330,824

Food - Misc./Diversified — 1.2%
Blue Buffalo Pet Products, Inc.†#	68,565	2,105,631
Snyder’s-Lance, Inc.	30,675	1,186,509

		3,292,140

Home Decoration Products — 0.7%
Newell Brands, Inc.	59,880	1,854,484

Industrial Automated/Robotic — 0.5%
Nordson Corp.	10,725	1,376,661

Instruments - Controls — 1.6%
Sensata Technologies Holding NV†#	91,721	4,581,464

Instruments - Scientific — 1.9%
PerkinElmer, Inc.	39,760	2,929,517
Waters Corp.†	11,564	2,280,074

		5,209,591

Insurance Brokers — 1.0%
Aon PLC	20,373	2,856,702

Insurance - Property/Casualty — 0.5%
Intact Financial Corp.	18,119	1,520,134

Internet Content - Entertainment — 0.3%
Snap, Inc., Class A†#	56,630	780,361

Internet Security — 0.4%
Symantec Corp.	38,055	1,102,453

Security Description	Shares	Value (Note 2)

Lasers - System/Components — 0.7%
Coherent, Inc.†	6,910	$2,017,444

Machinery - General Industrial — 0.7%
Middleby Corp.†#	9,376	1,195,627
Wabtec Corp.#	9,583	736,933

		1,932,560

Medical Information Systems — 0.9%
athenahealth, Inc.†#	19,046	2,531,023

Medical Instruments — 2.5%
Boston Scientific Corp.†	107,262	2,818,845
Bruker Corp.	56,380	1,983,449
Teleflex, Inc.	8,468	2,248,423

		7,050,717

Medical Labs & Testing Services — 0.9%
IQVIA Holdings, Inc.†	24,067	2,455,075

Medical Products — 2.8%
ABIOMED, Inc.†	1,537	299,469
Cooper Cos., Inc.	6,666	1,607,706
Henry Schein, Inc.†#	12,694	906,986
Hill-Rom Holdings, Inc.	23,260	1,966,633
Novocure, Ltd.†	46,225	889,831
Varian Medical Systems, Inc.†#	19,832	2,216,226

		7,886,851

Medical - Biomedical/Gene — 1.4%
Celgene Corp.†	13,728	1,384,194
Exact Sciences Corp.†#	14,400	856,512
Incyte Corp.†	8,720	863,193
Puma Biotechnology, Inc.†#	6,751	714,931

		3,818,830

Medical - Drugs — 0.9%
ACADIA Pharmaceuticals, Inc.†#	22,350	676,087
Alkermes PLC†#	14,985	783,566
Clovis Oncology, Inc.†#	7,575	476,240
DBV Technologies SA ADR†	11,952	272,984
TESARO, Inc.†#	4,766	403,204

		2,612,081

Metal Processors & Fabrication — 0.6%
Rexnord Corp.†	69,220	1,724,962

Motion Pictures & Services — 1.2%
Dolby Laboratories, Inc., Class A	54,481	3,387,629

Non-Hazardous Waste Disposal — 0.6%
Waste Connections, Inc.	22,595	1,555,214

Printing-Commercial — 1.0%
Cimpress NV†#	23,066	2,809,439

Real Estate Investment Trusts — 3.8%
Crown Castle International Corp.	29,171	3,296,323
DCT Industrial Trust, Inc.	17,190	1,033,807
Equinix, Inc.	5,678	2,637,374
Lamar Advertising Co., Class A#	49,859	3,750,892

		10,718,396

Real Estate Management/Services — 0.5%
CBRE Group, Inc., Class A†	35,565	1,542,098

Recreational Vehicles — 0.5%
Polaris Industries, Inc.#	10,280	1,305,663

Rental Auto/Equipment — 0.7%
United Rentals, Inc.†	12,605	2,010,245

158

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Resort/Theme Parks — 0.5%
Cedar Fair LP	22,715	$1,541,667

Retail - Apparel/Shoe — 0.9%
lululemon athletica, Inc.†	14,596	977,348
Tapestry, Inc.	36,555	1,523,978

		2,501,326

Retail - Discount — 1.1%
Dollar Tree, Inc.†	29,575	3,039,127

Retail - Gardening Products — 0.4%
Tractor Supply Co.#	16,263	1,109,787

Retail - Mail Order — 0.4%
Williams-Sonoma, Inc.#	19,251	984,881

Retail - Petroleum Products — 0.3%
World Fuel Services Corp.	28,571	801,988

Retail - Restaurants — 0.7%
Dunkin’ Brands Group, Inc.	35,087	2,094,694

Semiconductor Components - Integrated Circuits — 0.5%
Marvell Technology Group, Ltd.	59,110	1,320,517

Semiconductor Equipment — 2.3%
KLA-Tencor Corp.	25,278	2,584,423
Lam Research Corp.#	12,369	2,378,930
MKS Instruments, Inc.	16,235	1,530,960

		6,494,313

Telecommunication Equipment — 1.4%
NICE, Ltd., ADR#	46,184	4,041,562

Textile - Home Furnishings — 0.8%
Mohawk Industries, Inc.†	8,225	2,324,467

Therapeutics — 0.8%
Neurocrine Biosciences, Inc.†#	31,190	2,242,249

Transport - Rail — 0.3%
Canadian Pacific Railway, Ltd.	5,277	924,425

Transport - Truck — 1.6%
Old Dominion Freight Line, Inc.	13,790	1,782,219
XPO Logistics, Inc.†#	33,425	2,641,578

		4,423,797

Wire & Cable Products — 0.7%
Belden, Inc.	23,046	1,951,766

Total Common Stocks
(cost $209,344,486)		272,364,525

CONVERTIBLE PREFERRED SECURITIES — 1.6%
Applications Software — 0.0%
Dropbox, Inc., Series A†(1)(2)(3)	8,758	107,081

E-Commerce/Products — 0.4%
Flipkart, Ltd., Series D†(1)(2)(3)	13,407	1,181,338

E-Commerce/Services — 1.1%
Airbnb, Inc., Series D†(1)(2)(3)	29,418	3,159,493

Wire & Cable Products — 0.1%
Belden, Inc. 6.75%#	2,200	248,820

Total Convertible Preferred Securities
(cost $1,804,697)		4,696,732

Total Long-Term Investment Securities
(cost $211,149,183)		277,061,257

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 2.3%
Registered Investment Companies — 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(4)(5)	6,029,028	$6,029,028

Time Deposits — 0.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 12/01/17	$399,000	399,000

Total Short-Term Investment Securities
(cost $6,428,028)		6,428,028

TOTAL INVESTMENTS
(cost $217,577,211)(6)	100.7%	283,489,285
Liabilities in excess of other assets	(0.7)	(2,100,301)

NET ASSETS —	100.0%	$281,388,984

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	Illiquid security. At November 30, 2017, the aggregate value of these securities was $5,950,553 representing 2.1% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2017, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Dropbox, Inc. Class B	5/1/2012	89,561	$810,680	$1,095,033	$12.23	0.39%
SurveyMonkey, Inc	11/25/2014	44,965	739,674	407,608	9.07	0.14
Convertible Preferred Securities
Airbnb, Inc. Series D	4/16/2014	29,418	1,197,696	3,159,493	107.40	1.12
Dropbox, Inc. Series A	5/25/2012	8,758	79,351	107,081	12.23	0.04
Flipkart, Ltd. Series D	10/4/2013	13,407	307,650	1,181,338	88.11	0.42

				$5,950,553		2.11%

(4)

At November 30, 2017, the Fund had loaned securities with a total value of $54,106,891. This was secured by collateral of $6,029,028, which was received in cash and subsequently invested in short-term investments currently valued at $6,029,028 as reported in the Portfolio of Investments. Additional collateral of $48,912,422 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and

159

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$7,419,762
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	3,884,387
Government National Mtg. Assoc.	2.50% to 3.50%	06/20/2045 to 11/20/2046	7,448,302
United States Treasury Bills	0.00%	12/14/2017 to 07/19/2018	2,282,781
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2017 to 02/15/2047	27,877,190

(5)	The rate shown is the 7-day yield as of November 30, 2017.
(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$3,145,901	$—		$1,095,033	$4,240,934
E-Commerce/Services	1,766,583	—		407,608	2,174,191
Other Industries	264,266,430	1,682,970	**	—	265,949,400
Convertible Preferred Securities:
Wire & Cable Products	248,820	—		—	248,820
Other Industries	—	—		4,447,912	4,447,912
Short-Term Investment Securities:
Registered Investment Companies	6,029,028	—		—	6,029,028
Time Deposits	—	399,000		—	399,000

Total Investments at Value	$275,456,762	$2,081,970		$5,950,553	$283,489,285

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 05/31/2017	$1,319,682	$4,356,582
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	211,961	91,330
Change in unrealized depreciation(1)	(29,002)	—
Net Purchases	—	—
Net Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 11/30/2017	$1,502,641	$4,447,912

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at November 30, 2017 includes:

Common Stocks	Convertible Preferred Securities
$182,959	$91,330

160

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at November 30, 2017

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 11/30/17	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Common Stocks	$1,095,033	Market Approach with Option Pricing Method (“OPM”)

Transaction Price*

2017 Estimated Revenue Multiple*

2018 Estimated Revenue Multiple*

2019 Estimated Revenue Multiple*

2019 Estimated Gross Profit Multiple*

Discount for Lack of Marketability

OPM assumptions:

Volatility*

Term to liquidity event in years

Risk-free rate

				$8.1500 5.0x 6.3x - 6.41x (6.36x) 5.1x 6.6x 10.0% 35.0% 2.08 1.79%

	$407,608	Market Approach	Trailing Twelve Months Sales Multiple* 2017 Estimated Revenue Multiple* 2018 EBITIDA Multiple* 2018 Estimated Gross Profit Multiple* Discount for Lack of Marketability	8.6x 5.8x 17.5x 7.0x 10.0%

Convertible Preferred Securities	$1,181,338	Market Approach	Transaction Price*	$88.1135

	$3,159,493	Market Approach	Transaction Price* 2020 Estimated Revenue Multiple* 2020 Estimated Gross Profit Multiple* Discount for Lack of Marketability	$105.0000 5.1x 6.3x 10.0%

	$107,081	Market Approach with Option Pricing Method (“OPM”)

Transaction Price*

2017 Estimated Revenue Multiple*

2018 Estimated Revenue Multiple*

2019 Estimated Revenue Multiple*

2019 Estimated Gross Profit Multiple*

Discount for Lack of Marketability

OPM assumptions:

Volatility*

Term to liquidity event in years

Risk-free rate

				$8.1500 5.0x 6.3x - 6.41x (6.36x) 5.1x 6.6x 10.0% 35.0% 2.08 1.79%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Financial Statements

161

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

Computers	11.6%
Web Portals/ISP	9.5
Applications Software	9.2
Electronic Components — Semiconductors	8.4
E-Commerce/Products	8.3
Medical — Biomedical/Gene	7.1
Internet Content — Entertainment	6.5
Repurchase Agreements	4.3
Cable/Satellite TV	3.9
Networking Products	2.4
Food — Misc./Diversified	2.1
Semiconductor Components — Integrated Circuits	1.9
Commercial Services — Finance	1.9
E-Commerce/Services	1.8
Retail — Discount	1.4
Entertainment Software	1.4
Semiconductor Equipment	1.4
Electronic Forms	1.2
Retail — Restaurants	1.1
Retail — Drug Store	1.0
Multimedia	0.9
Cellular Telecom	0.8
Data Processing/Management	0.7
Auto — Cars/Light Trucks	0.7
Transport — Rail	0.7
Hotels/Motels	0.6
Medical Instruments	0.6
Computer Services	0.6
Pharmacy Services	0.5
Dental Supplies & Equipment	0.5
Beverages — Non-alcoholic	0.5
Computers — Memory Devices	0.4
Retail — Apparel/Shoe	0.4
Radio	0.3
Auto — Heavy Duty Trucks	0.3
Airlines	0.3
Computer Aided Design	0.3
Medical Information Systems	0.3
Retail — Auto Parts	0.3
Medical — Generic Drugs	0.3
Internet Security	0.2
U.S. Government Treasuries	0.2
Computer Data Security	0.2
Commercial Services	0.2
Casino Hotels	0.2
Consulting Services	0.2
Distribution/Wholesale	0.2
Enterprise Software/Service	0.2
Diagnostic Kits	0.2
Retail — Perfume & Cosmetics	0.2
Cruise Lines	0.2
Transport — Truck	0.2
X-Ray Equipment	0.2
Toys	0.2
Medical Products	0.1
Medical — Drugs	0.1
Retail — Catalog Shopping	0.1
Computer Software	0.1
Retail — Gardening Products	0.1
Broadcast Services/Program	0.1

99.8%

*	Calculated as a percentage of net assets

162

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.3%
Airlines — 0.3%
American Airlines Group, Inc.#	27,512	$1,389,081

Applications Software — 9.2%
Citrix Systems, Inc.†	8,559	750,025
Intuit, Inc.	14,474	2,275,603
Microsoft Corp.	435,113	36,623,461

		39,649,089

Auto - Cars/Light Trucks — 0.7%
Tesla, Inc.†#	9,428	2,911,838

Auto - Heavy Duty Trucks — 0.3%
PACCAR, Inc.	19,850	1,396,050

Beverages - Non-alcoholic — 0.5%
Monster Beverage Corp.†	32,097	2,011,519

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†#	8,696	165,398
Discovery Communications, Inc., Class C†#	12,345	223,198

		388,596

Cable/Satellite TV — 3.9%
Charter Communications, Inc., Class A†	14,568	4,752,227
Comcast Corp., Class A	265,733	9,975,617
DISH Network Corp., Class A†	12,862	651,460
Liberty Global PLC LiLAC, Class A†#	2,749	57,179
Liberty Global PLC LiLAC, Class C†	6,823	141,577
Liberty Global PLC, Class A†	12,738	404,559
Liberty Global PLC, Class C†	33,644	1,037,245

		17,019,864

Casino Hotels — 0.2%
Wynn Resorts, Ltd.#	5,794	915,916

Cellular Telecom — 0.8%
T-Mobile US, Inc.†	46,947	2,867,053
Vodafone Group PLC ADR#	26,250	807,975

		3,675,028

Commercial Services — 0.2%
Cintas Corp.	5,956	937,713

Commercial Services - Finance — 1.9%
Automatic Data Processing, Inc.	25,104	2,873,404
PayPal Holdings, Inc.†	67,926	5,144,036

		8,017,440

Computer Aided Design — 0.3%
Autodesk, Inc.†	12,383	1,358,415

Computer Data Security — 0.2%
Check Point Software Technologies, Ltd.†	9,233	962,910

Computer Services — 0.6%
Cognizant Technology Solutions Corp., Class A	33,365	2,411,622

Computer Software — 0.1%
Akamai Technologies, Inc.†	9,684	540,174

Computers — 11.6%
Apple, Inc.	291,793	50,144,627

Computers - Memory Devices — 0.4%
Seagate Technology PLC#	16,260	626,985
Western Digital Corp.	16,658	1,313,650

		1,940,635

Consulting Services — 0.2%
Verisk Analytics, Inc.†	9,296	896,320

Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	12,889	698,068

Security Description	Shares	Value (Note 2)

Data Processing/Management — 0.7%
Fiserv, Inc.†	11,890	$1,562,940
Paychex, Inc.	20,303	1,366,595

		2,929,535

Dental Supplies & Equipment — 0.5%
Align Technology, Inc.†	4,528	1,181,264
DENTSPLY SIRONA, Inc.	12,965	868,785

		2,050,049

Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	4,930	771,101

Distribution/Wholesale — 0.2%
Fastenal Co.	16,268	852,281

E-Commerce/Products — 8.3%
Amazon.com, Inc.†	27,137	31,933,465
eBay, Inc.†	60,464	2,096,287
JD.com, Inc. ADR†	51,857	1,942,044

		35,971,796

E-Commerce/Services — 1.8%
Ctrip.com International, Ltd. ADR†#	25,878	1,192,458
Expedia, Inc.	7,843	960,768
Liberty Ventures, Series A†	4,594	256,391
MercadoLibre, Inc.#	2,495	686,474
Priceline Group, Inc.†	2,771	4,820,737

		7,916,828

Electronic Components - Semiconductors — 8.4%
Broadcom, Ltd.	22,969	6,384,004
Intel Corp.	265,455	11,903,002
Microchip Technology, Inc.#	13,147	1,143,658
Micron Technology, Inc.†	62,936	2,667,857
NVIDIA Corp.	33,895	6,803,066
Skyworks Solutions, Inc.	10,380	1,087,201
Texas Instruments, Inc.	55,929	5,441,332
Xilinx, Inc.	14,044	976,198

		36,406,318

Electronic Forms — 1.2%
Adobe Systems, Inc.†	27,873	5,058,113

Enterprise Software/Service — 0.2%
CA, Inc.	23,798	787,000

Entertainment Software — 1.4%
Activision Blizzard, Inc.	42,647	2,661,173
Electronic Arts, Inc.†	17,441	1,854,850
NetEase, Inc. ADR	4,286	1,408,851

		5,924,874

Food - Misc./Diversified — 2.1%
Kraft Heinz Co.	68,821	5,599,965
Mondelez International, Inc., Class A	85,169	3,657,157

		9,257,122

Hotels/Motels — 0.6%
Marriott International, Inc., Class A	21,039	2,671,953

Internet Content - Entertainment — 6.5%
Facebook, Inc., Class A†	133,904	23,725,111
Netflix, Inc.†	24,390	4,575,076

		28,300,187

Internet Security — 0.2%
Symantec Corp.	34,716	1,005,723

Medical Information Systems — 0.3%
Cerner Corp.†	18,732	1,324,165

163

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Instruments — 0.6%
Intuitive Surgical, Inc.†	6,318	$2,525,810

Medical Products — 0.1%
Henry Schein, Inc.†#	8,932	638,191

Medical - Biomedical/Gene — 7.1%
Alexion Pharmaceuticals, Inc.†	12,608	1,384,484
Amgen, Inc.	41,221	7,240,881
Biogen, Inc.†	11,944	3,847,998
BioMarin Pharmaceutical, Inc.†#	9,901	849,506
Celgene Corp.†	44,196	4,456,283
Gilead Sciences, Inc.	73,774	5,516,820
Illumina, Inc.†	8,248	1,897,287
Incyte Corp.†	11,621	1,150,363
Regeneron Pharmaceuticals, Inc.†	5,945	2,151,258
Vertex Pharmaceuticals, Inc.†	14,243	2,055,122

		30,550,002

Medical - Drugs — 0.1%
Shire PLC ADR	4,118	612,552

Medical - Generic Drugs — 0.3%
Mylan NV†	30,295	1,106,676

Multimedia — 0.9%
Twenty-First Century Fox, Inc., Class A	59,460	1,899,152
Twenty-First Century Fox, Inc., Class B	45,110	1,405,177
Viacom, Inc., Class B	19,926	564,304

		3,868,633

Networking Products — 2.4%
Cisco Systems, Inc.	282,462	10,535,833

Pharmacy Services — 0.5%
Express Scripts Holding Co.†	32,627	2,126,628

Radio — 0.3%
Sirius XM Holdings, Inc.#	260,597	1,433,283

Retail - Apparel/Shoe — 0.4%
Ross Stores, Inc.	21,986	1,671,596

Retail - Auto Parts — 0.3%
O’Reilly Automotive, Inc.†	4,972	1,174,436

Retail - Catalog Shopping — 0.1%
Liberty Interactive Corp. QVC Group, Class A†	23,837	581,623

Retail - Discount — 1.4%
Costco Wholesale Corp.	24,777	4,569,622
Dollar Tree, Inc.†	13,380	1,374,929

		5,944,551

Retail - Drug Store — 1.0%
Walgreens Boots Alliance, Inc.	60,452	4,398,488

Retail - Gardening Products — 0.1%
Tractor Supply Co.	7,157	488,394

Retail - Perfume & Cosmetics — 0.2%
Ulta Beauty, Inc.†	3,470	769,334

Retail - Restaurants — 1.1%
Starbucks Corp.	81,568	4,716,262

Semiconductor Components - Integrated Circuits — 1.9%
Analog Devices, Inc.	20,770	1,788,505
Maxim Integrated Products, Inc.	15,934	833,826
QUALCOMM, Inc.	83,386	5,531,827

		8,154,158

Security Description	Shares/ Principal Amount	Value (Note 2)

Semiconductor Equipment — 1.4%
Applied Materials, Inc.	60,248	$3,179,287
KLA-Tencor Corp.	8,860	905,846
Lam Research Corp.#	9,177	1,765,013

		5,850,146

Toys — 0.2%
Hasbro, Inc.	7,066	657,279

Transport - Rail — 0.7%
CSX Corp.	51,595	2,876,421

Transport - Truck — 0.2%
JB Hunt Transport Services, Inc.	6,182	687,067

Web Portals/ISP — 9.5%
Alphabet, Inc., Class A†	16,837	17,445,994
Alphabet, Inc., Class C†	19,644	20,064,578
Baidu, Inc. ADR†	15,565	3,713,498

		41,224,070

X-Ray Equipment — 0.2%
Hologic, Inc.†#	15,844	661,012

Total Long-Term Investment Securities
(cost $173,164,619)		411,744,395

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(1)(2)	759	759

U.S. Government Treasuries — 0.2%
United States Treasury Bills 1.27% due 03/01/2018(3)	$1,000,000	996,878

Total Short-Term Investment Securities
(cost $997,590)		997,637

REPURCHASE AGREEMENTS — 4.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 11/30/2017, to be repurchased 12/01/2017 in the amount of $19,241,064 collateralized by $19,630,000 of United States Treasury Inflation Indexed Bonds, bearing interest at 0.38% due 07/15/2027 and having an approximate value of $19,634,424 (cost $18,680,000)	18,680,000	18,680,000

TOTAL INVESTMENTS
(cost $192,842,209)(4)	99.8%	431,422,032
Other assets less liabilities	0.2	766,695

NET ASSETS	100.0%	$432,188,727

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of November 30, 2017.
(2)

At November 30, 2017, the Fund had loaned securities with a total value of $12,401,635. This was secured by collateral of $759, which was received in cash and subsequently invested in short-term investments currently valued at $759 as reported in the Portfolio of Investments. Additional collateral of $12,602,090 was received in the form of fixed

164

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$1,436,374
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	751,969
Government National Mtg. Assoc.	2.50% to 3.50%	06/20/2045 to 11/20/2046	1,441,899
United States Treasury Bills	0.00%	12/21/2017 to 07/19/2018	124,431
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2017 to 02/15/2047	8,847,417

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American	Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
157	Long	NASDAQ 100 E-Mini Index	December 2017	$18,918,702	$19,998,660	$1,079,958

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (See Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$411,744,395	$—	$—	$411,744,395
Short-Term Investment Securities:
Registered Investment Companies	759	—	—	759
U.S. Government Treasuries	—	996,878	—	996,878
Repurchase Agreements	—	18,680,000	—	18,680,000

Total Investments at Value	$411,745,154	$19,676,878	$—	$431,422,032

Other Financial Instruments:†
Futures Contracts	$1,079,958	$—	$—	$1,079,958

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

165

VALIC Company I Science & Technology Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

Applications Software	11.8%
Electronic Components — Semiconductors	10.9
Commercial Services — Finance	6.9
E-Commerce/Products	6.9
Registered Investment Companies	6.0
Internet Content — Entertainment	5.9
Web Portals/ISP	4.8
Semiconductor Components — Integrated Circuits	3.9
Semiconductor Equipment	3.7
Computers	3.5
E-Commerce/Services	3.4
Enterprise Software/Service	2.8
Computer Services	2.7
Finance — Credit Card	2.2
Internet Security	2.1
Computers — Memory Devices	2.0
Photo Equipment & Supplies	1.8
Medical — Drugs	1.7
Networking Products	1.6
Cable/Satellite TV	1.3
Internet Application Software	1.2
Time Deposits	1.1
Entertainment Software	1.0
Electronic Components — Misc.	1.0
Auto — Cars/Light Trucks	0.8
Multimedia	0.6
Medical Products	0.6
Software Tools	0.6
Publishing — Newspapers	0.6
Instruments — Controls	0.5
Computer Data Security	0.4
Drug Delivery Systems	0.4
Electronic Measurement Instruments	0.4
Retail — Apparel/Shoe	0.4
Hazardous Waste Disposal	0.4
Aerospace/Defense	0.4
Chemicals — Diversified	0.3
Metal Processors & Fabrication	0.3
Computer Software	0.3
Computer Aided Design	0.3
Repurchase Agreements	0.3
E-Services/Consulting	0.2
Medical Instruments	0.2
Finance — Other Services	0.2
Electronic Connectors	0.2
Toys	0.2
Medical — Biomedical/Gene	0.2
Electric Products — Misc.	0.2
Telephone — Integrated	0.2
Circuit Boards	0.2
Web Hosting/Design	0.2
Real Estate Investment Trusts	0.2
Appliances	0.2
Industrial Automated/Robotic	0.1
Telecom Equipment — Fiber Optics	0.1
Internet Content — Information/News	0.1
Lasers — System/Components	0.1
Commercial Services	0.1
Auto/Truck Parts & Equipment — Original	0.1
Transactional Software	0.1
Building Products — Light Fixtures	0.1

101.0%

*	Calculated as a percentage of net assets

166

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 92.8%
Advanced Materials — 0.0%
STR Holdings, Inc.†#	91,532	$24,256

Aerospace/Defense — 0.4%
Boeing Co.	16,500	4,567,200

Appliances — 0.2%
iRobot Corp.†#	27,587	1,893,020

Applications Software — 11.7%
Dropbox, Inc., Class B†(1)(2)(3)	122,377	1,496,263
Intuit, Inc.	77,091	12,120,247
Microsoft Corp.	659,475	55,508,011
Red Hat, Inc.†	189,314	23,997,443
salesforce.com, Inc.†	284,618	29,691,350
ServiceNow, Inc.†#	184,747	22,723,881
Tableau Software, Inc., Class A†#	65,855	4,629,606

		150,166,801

Auto - Cars/Light Trucks — 0.8%
Tesla, Inc.†#	31,767	9,811,238

Auto/Truck Parts & Equipment - Original — 0.1%
Hota Industrial Manufacturing Co., Ltd.	301,067	1,337,720

Building Products - Light Fixtures — 0.1%
Cree, Inc.†	17,090	607,379

Cable/Satellite TV — 1.3%
Liberty Global PLC, Class C†	546,614	16,852,110

Chemicals - Diversified — 0.3%
DowDuPont, Inc.	58,100	4,180,876

Circuit Boards — 0.2%
Silergy Corp.	105,000	2,227,461

Commercial Services — 0.1%
CoStar Group, Inc.†	5,043	1,537,964

Commercial Services - Finance — 6.9%
Automatic Data Processing, Inc.	13,974	1,599,464
FleetCor Technologies, Inc.†	50,520	9,188,072
Global Payments, Inc.	159,636	16,052,996
PayPal Holdings, Inc.†	189,223	14,329,858
Sabre Corp.#	273,100	5,437,421
Square, Inc., Class A†#	513,460	20,137,901
Total System Services, Inc.	106,281	7,903,055
TransUnion†	101,982	5,662,041
Vantiv, Inc., Class A†#	7,685	576,375
WEX, Inc.†	60,129	7,739,805

		88,626,988

Computer Aided Design — 0.3%
Autodesk, Inc.†	4,840	530,948
Synopsys, Inc.†	31,200	2,819,856

		3,350,804

Computer Data Security — 0.4%
Sophos Group PLC*	728,464	5,604,746

Computer Services — 2.7%
Accenture PLC, Class A	31,463	4,656,839
Cognizant Technology Solutions Corp., Class A	112,297	8,116,827
DXC Technology Co.	163,095	15,679,953
Genpact, Ltd.	172,831	5,572,072

		34,025,691

Computer Software — 0.3%
Cloudera, Inc.†	26,216	414,999
Splunk, Inc.†#	39,400	3,155,546

		3,570,545

Security Description	Shares	Value (Note 2)

Computers — 3.5%
Apple, Inc.	242,889	$41,740,475
Hewlett Packard Enterprise Co.	177,800	2,480,310
HP, Inc.	40,590	870,655

		45,091,440

Computers - Integrated Systems — 0.0%
VeriFone Systems, Inc.†	15,239	264,244

Computers - Memory Devices — 2.0%
NetApp, Inc.	428,465	24,212,557
Pure Storage, Inc., Class A†	52,675	973,434

		25,185,991

Drug Delivery Systems — 0.4%
DexCom, Inc.†#	86,800	5,071,724

E-Commerce/Products — 6.8%
Alibaba Group Holding, Ltd. ADR†#	118,411	20,968,220
Amazon.com, Inc.†	52,929	62,284,201
Delivery Hero AG†*	54,184	2,509,680
Flipkart, Ltd.†(1)(2)(3)	626	55,159
JD.com, Inc. ADR†	1,220	45,689
Vipshop Holdings, Ltd. ADR†	152,222	1,252,787

		87,115,736

E-Commerce/Services — 2.9%
51job, Inc. ADR†	8,910	512,325
58.com, Inc. ADR†	38,341	2,750,583
Ctrip.com International, Ltd. ADR†#	258,680	11,919,974
Expedia, Inc.	24,895	3,049,638
MercadoLibre, Inc.#	2,500	687,850
Priceline Group, Inc.†	10,552	18,357,420

		37,277,790

E-Services/Consulting — 0.2%
CDW Corp.	45,075	3,155,701

Electric Products - Misc. — 0.2%
Nidec Corp.	18,045	2,469,774

Electronic Components - Misc. — 1.0%
AAC Technologies Holdings, Inc.	86,500	1,745,041
Bizlink Holding, Inc.	198,602	1,798,200
Flex, Ltd.†	349,016	6,306,719
Land Mark Optoelectronics Corp.	130,976	1,658,897
Tongda Group Holdings, Ltd.#	4,170,000	1,117,710

		12,626,567

Electronic Components - Semiconductors — 10.9%
Advanced Micro Devices, Inc.†#	335,365	3,652,125
ams AG	49,930	4,859,759
Broadcom, Ltd.	74,605	20,735,714
Cavium, Inc.†#	32,521	2,779,895
Infineon Technologies AG	182,860	5,050,952
IPG Photonics Corp.†	23,785	5,446,289
Microchip Technology, Inc.#	176,554	15,358,432
Micron Technology, Inc.†	669,191	28,367,007
Microsemi Corp.†	91,944	4,859,240
NVIDIA Corp.	78,476	15,750,918
Samsung Electronics Co., Ltd.	8,037	18,883,039
Skyworks Solutions, Inc.	31,630	3,312,926
Texas Instruments, Inc.	39,552	3,848,014
Tower Semiconductor, Ltd.†	101,119	3,560,400
Xilinx, Inc.	49,941	3,471,399

		139,936,109

167

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Connectors — 0.2%
TE Connectivity, Ltd.	29,500	$2,785,980

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	32,300	2,236,452
Itron, Inc.†	43,398	2,797,001

		5,033,453

Enterprise Software/Service — 2.8%
Atlassian Corp. PLC, Class A†#	2,442	114,017
Guidewire Software, Inc.†	7,020	522,218
Micro Focus International PLC	35,040	1,179,641
MuleSoft, Inc., Class A†#	8,315	190,829
Oracle Corp.	35,595	1,746,291
Paycom Software, Inc.†#	123,715	10,144,630
SailPoint Technologies Holding, Inc.†	10,400	152,880
Temenos Group AG	11,550	1,426,822
Veeva Systems, Inc., Class A†	49,385	2,973,471
Workday, Inc., Class A†#	170,452	17,556,556

		36,007,355

Entertainment Software — 1.0%
Electronic Arts, Inc.†	15,155	1,611,734
NetEase, Inc. ADR	5,550	1,824,341
Nexon Co., Ltd.†	106,300	3,053,318
Take-Two Interactive Software, Inc.†	55,535	6,194,929

		12,684,322

Finance - Credit Card — 2.2%
Alliance Data Systems Corp.	29,893	7,152,498
Mastercard, Inc., Class A	10,700	1,610,029
Visa, Inc., Class A#	176,863	19,913,005

		28,675,532

Finance - Other Services — 0.2%
WageWorks, Inc.†	45,063	2,890,791

Hazardous Waste Disposal — 0.4%
Stericycle, Inc.†	70,735	4,690,438

Industrial Automated/Robotic — 0.1%
Cognex Corp.	12,830	1,777,853

Instruments - Controls — 0.5%
Sensata Technologies Holding NV†#	127,500	6,368,625

Internet Application Software — 1.2%
Okta, Inc.†	90,965	2,657,087
Tencent Holdings, Ltd.	247,167	12,758,538

		15,415,625

Internet Content - Entertainment — 5.9%
Facebook, Inc., Class A†	359,994	63,783,737
Netflix, Inc.†	59,950	11,245,421

		75,029,158

Internet Content - Information/News — 0.1%
Yelp, Inc.†	34,820	1,551,231

Internet Security — 2.1%
Palo Alto Networks, Inc.†#	114,554	16,696,245
Proofpoint, Inc.†#	113,310	10,203,566

		26,899,811

Lasers - System/Components — 0.1%
Coherent, Inc.†	5,300	1,547,388

Medical Instruments — 0.2%
Intuitive Surgical, Inc.†	7,540	3,014,341

Security Description	Shares	Value (Note 2)

Medical Products — 0.6%
Becton Dickinson and Co.	21,100	$4,815,231
Smith & Nephew PLC	160,583	2,840,189

		7,655,420

Medical - Biomedical/Gene — 0.2%
Illumina, Inc.†	11,202	2,576,796

Medical - Drugs — 1.7%
Grifols SA ADR	136,000	3,094,000
Roche Holding AG	33,060	8,342,418
Shire PLC ADR#	67,700	10,070,375

		21,506,793

Metal Processors & Fabrication — 0.3%
Catcher Technology Co., Ltd.	356,000	3,871,474

Multimedia — 0.6%
Twenty-First Century Fox, Inc., Class A	255,717	8,167,601

Networking Products — 1.6%
Arista Networks, Inc.†	71,265	16,613,297
Cisco Systems, Inc.	107,300	4,002,290

		20,615,587

Photo Equipment & Supplies — 1.8%
Largan Precision Co., Ltd.	68,883	11,926,194
Sunny Optical Technology Group Co., Ltd.	660,785	11,215,799

		23,141,993

Publishing - Newspapers — 0.6%
News Corp., Class A	440,000	7,110,400

Real Estate Investment Trusts — 0.2%
Equinix, Inc.	4,100	1,904,409

Retail - Apparel/Shoe — 0.4%
Zalando SE†*	96,303	4,930,928

Semiconductor Components - Integrated Circuits — 3.9%
Integrated Device Technology, Inc.†	103,746	3,121,717
Marvell Technology Group, Ltd.#	893,776	19,966,956
NXP Semiconductors NV†	20,066	2,275,284
QUALCOMM, Inc.	310,277	20,583,776
Taiwan Semiconductor Manufacturing Co., Ltd.	550,780	4,146,532

		50,094,265

Semiconductor Equipment — 3.7%
Applied Materials, Inc.	291,572	15,386,254
ASML Holding NV	30,299	5,318,081
Axcelis Technologies, Inc.†	71,508	2,288,256
KLA-Tencor Corp.	34,793	3,557,236
Lam Research Corp.#	62,055	11,935,038
Teradyne, Inc.	166,713	6,746,875
Tokyo Electron, Ltd.	14,300	2,664,297

		47,896,037

Software Tools — 0.6%
VMware, Inc., Class A†#	63,535	7,631,189

Telecom Equipment - Fiber Optics — 0.1%
Ciena Corp.†	78,979	1,717,793

Telephone - Integrated — 0.2%
SoftBank Group Corp.	27,700	2,353,617

Toys — 0.2%
Nintendo Co., Ltd.	6,368	2,585,403

Transactional Software — 0.1%
Amadeus IT Group SA	17,720	1,279,388

168

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Web Hosting/Design — 0.2%
VeriSign, Inc.†#	17,886	$2,058,679

Web Portals/ISP — 4.7%
Alphabet, Inc., Class A†	23,627	24,481,589
Alphabet, Inc., Class C†	17,938	18,322,053
Baidu, Inc. ADR†	27,945	6,667,118
Mail.ru Group, Ltd. GDR†	125,550	3,686,097
NAVER Corp.	8,019	5,910,260
Yandex NV, Class A†	33,670	1,114,815

		60,181,932

Total Common Stocks
(cost $899,900,745)		1,188,231,482

CONVERTIBLE PREFERRED SECURITIES — 0.8%
Applications Software — 0.1%
Dropbox, Inc., Series A-1†(1)(2)(3)	119,521	1,461,343
Dropbox, Inc., Series A†(1)(2)(3)	12,378	151,342

		1,612,685

E-Commerce/Products — 0.1%
Flipkart, Ltd., Series A†(1)(2)(3)	216	19,033
Flipkart, Ltd., Series C†(1)(2)(3)	377	33,219
Flipkart, Ltd., Series E†(1)(2)(3)	700	61,679
Flipkart, Ltd., Series G†(1)(2)(3)	4,085	489,220

		603,151

E-Commerce/Services — 0.5%
Airbnb, Inc., Series E†(1)(2)(3)	26,943	2,893,678
Uber Technologies, Inc., Series D†(1)(2)(3)	86,516	3,284,900
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)(3)	11,731	597,485

		6,776,063

Web Portals/ISP — 0.1%
Pinterest, Inc., Series G†(1)(2)(3)	205,650	1,476,380

Total Convertible Preferred Securities
(cost $7,478,675)		10,468,279

REGISTERED INVESTMENT COMPANIES — 1.6%
Altaba, Inc.† (cost $10,783,598)	302,500	21,193,150

Total Long-Term Investment Securities
(cost $918,163,018)		1,219,892,911

SHORT-TERM INVESTMENT SECURITIES — 5.5%
Registered Investment Companies — 4.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.99%(4)	500,000	500,000
State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(4)(5)	11,446,641	11,446,641
T. Rowe Price Government Reserve Fund 1.13%(4)	44,524,558	44,524,558

		56,471,199

Time Deposits — 1.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 12/01/2017	$14,402,000	14,402,000

Total Short-Term Investment Securities
(cost $70,873,199)		70,873,199

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 11/30/2017, to be repurchased 12/01/2017 in the amount of $3,291,011 collateralized by $2,850,000 of United States Treasury Bonds, bearing interest at 3.75% due 11/15/2043 and having an approximate value of $3,358,209 (cost $3,291,000)	$3,291,000	$3,291,000

TOTAL INVESTMENTS
(cost $992,327,217)(6)	101.0%	1,294,057,110
Liabilities in excess of other assets	(1.0)	(13,249,223)

NET ASSETS	100.0%	$1,280,807,887

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2017, the aggregate value of these securities was $13,045,354 representing 1.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security classified as Level 3 (see Note 2).
(2)	Illiquid security. At November 30, 2017, the aggregate value of these securities was $12,019,701 representing 0.9% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2017, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Common Stocks
Dropbox, Inc., Class B	05/01/2012	122,377	$1,107,711	$1,496,263	$12.23	0.12%
Flipkart, Ltd.	03/19/2015	626	71,363	55,159	88.11	0.00
Convertible Preferred Securities
Airbnb, Inc. Series E	06/24/2015	16,260	1,513,715
	07/14/2015	10,683	994,527

		26,943	2,508,242	2,893,678	107.40	0.23

Dropbox, Inc. Series A-1	05/01/2012	60,803	550,212
	05/29/2012	58,718	531,345

		119,521	1,081,557	1,461,343	12.23	0.11

169

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Dropbox, Inc. Series A	05/01/2012	12,378	$112,010	$151,342	$12.23	0.01%
Flipkart, Ltd. Series A	03/19/2015	216	24,624	19,033	88.11	0.00
Flipkart, Ltd. Series C	03/19/2015	377	42,978	33,219	88.11	0.00
Flipkart, Ltd. Series E	03/19/2015	700	79,799	61,679	88.11	0.00
Flipkart, Ltd. Series G	12/17/2014	4,085	489,220	489,220	119.76	0.04
Pinterest, Inc. Series G	03/19/2015	205,650	1,476,380	1,476,380	7.18	0.12
Uber Tech nologies, Inc. Series D	06/05/2014	86,516	1,342,127	3,284,900	37.97	0.26
Xiaoju Kuaizhi, Inc. Series A-17	10/19/2015	11,731	321,737	597,485	50.93	0.05

				$12,019,701		0.94%

(4)	The rate shown is the 7-day yield as of November 30, 2017.
(5)	At November 30, 2017, the Fund had loaned securities with a total value of $213,211,710. This was secured by collateral of $11,446,641, which was received in cash and subsequently invested in short-term investments currently valued at $11,446,641 as reported in the Portfolio of Investments. Additional collateral of $206,117,616 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$29,771,138
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	15,585,760
Government National Mtg. Assoc.	2.50% to 3.50%	06/20/2045 to 11/20/2046	29,885,656
United States Treasury Bills	0.00%	12/14/2017 to 07/19/2018	4,851,552
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2017 to 02/15/2047	126,023,510

(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$148,670,538	$—		$1,496,263	$150,166,801
E-Commerce/Products	84,550,897	2,509,680	**	55,159	87,115,736
Other Industries	820,024,731	130,924,214	**	—	950,948,945
Convertible Preferred Securities	—	—		10,468,279	10,468,279
Registered Investment Companies	21,193,150	—		—	21,193,150
Short-Term Investment Securities:
Registered Investment Companies	56,471,199	—		—	56,471,199
Time Deposits	—	14,402,000		—	14,402,000
Repurchase Agreements	—	3,291,000		—	3,291,000

Total Investments at Value	$1,130,910,515	$151,126,894		$12,019,701	$1,294,057,110

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (See Note 2).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $100,181,508 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

	Common Stocks	Convertible Preferred Securities
Balance as of 05/31/2017	$1,370,523	$10,788,623
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	32,478	—
Realized Loss	—	—
Change in unrealized appreciation(1)	280,714	508,254
Change in unrealized depreciation(1) .	—	(828,598)
Net Purchases . . . . . . . . . . . . . . . . .	—	—
Net Sales . . . . . . . . . . . . . . . . . . . . .	(132,293)	—
Transfers into Level 3 . . . . . . . . . . . .	—	—
Transfers out of Level 3 . . . . . . . . . .	—	—

Balance as of 11/30/2017 . . . . . . . . .	$1,551,422	$10,468,279

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at November 30, 2017 includes:

Common Stocks	Convertible Preferred Securities
$289,626	$(320,344)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at November 30, 2017.

See Notes to Financial Statements

170

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	10.3%
Chemicals — Specialty	4.2
Registered Investment Companies	4.2
Enterprise Software/Service	3.9
Electronic Components — Semiconductors	3.7
Commercial Services — Finance	3.7
Distribution/Wholesale	3.5
Computer Software	3.5
Medical — Drugs	3.0
Banks — Commercial	2.9
Internet Telephone	2.8
Machinery — General Industrial	2.4
Internet Security	2.0
Networking Products	1.9
Repurchase Agreements	1.8
Applications Software	1.8
Food — Misc./Diversified	1.8
Schools	1.8
Recreational Centers	1.6
Medical — HMO	1.6
Insurance — Reinsurance	1.5
Retail — Automobile	1.4
Airlines	1.4
Web Hosting/Design	1.4
Data Processing/Management	1.4
Medical Instruments	1.3
Recreational Vehicles	1.3
Therapeutics	1.3
Gambling (Non-Hotel)	1.3
Computer Services	1.3
Patient Monitoring Equipment	1.2
Aerospace/Defense — Equipment	1.2
Retail — Restaurants	1.2
Electric Products — Misc.	1.2
Semiconductor Equipment	1.2
Footwear & Related Apparel	1.1
Machinery — Electrical	1.1
Power Converter/Supply Equipment	1.1
Advanced Materials	1.0
Medical Products	1.0
Computers — Other	1.0
Banks — Mortgage	1.0
Rubber/Plastic Products	1.0
Retail — Misc./Diversified	1.0
Transport — Truck	1.0
Retail — Discount	0.9
Retail — Apparel/Shoe	0.9
Finance — Investment Banker/Broker	0.9
Medical Labs & Testing Services	0.9
Transport — Air Freight	0.9
Semiconductor Components — Integrated Circuits	0.9
Oil Companies — Exploration & Production	0.8
Insurance — Life/Health	0.8
Auto/Truck Parts & Equipment — Original	0.8
Finance — Other Services	0.8
Electronic Measurement Instruments	0.8
Casino Services	0.7
Commercial Services	0.7
Machine Tools & Related Products	0.6
Entertainment Software	0.5
Medical Information Systems	0.4

104.6%

*	Calculated as a percentage of net assets

171

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.6%
Advanced Materials — 1.0%
Hexcel Corp.	23,043	$1,428,666

Aerospace/Defense - Equipment — 1.2%
HEICO Corp., Class A	22,087	1,676,403

Airlines — 1.4%
Azul SA ADR†	76,940	1,935,810

Applications Software — 1.8%
MINDBODY, Inc., Class A†#	75,630	2,465,538

Auto/Truck Parts & Equipment - Original — 0.8%
Visteon Corp.†	8,210	1,081,175

Banks - Commercial — 2.9%
Texas Capital Bancshares, Inc.†#	15,510	1,401,328
Webster Financial Corp.	12,990	745,236
Western Alliance Bancorp†	29,803	1,733,939

		3,880,503

Banks - Mortgage — 1.0%
Walker & Dunlop, Inc.†	27,590	1,359,635

Casino Services — 0.7%
Eldorado Resorts, Inc.†#	32,550	996,030

Chemicals - Specialty — 4.2%
Ashland Global Holdings, Inc.	21,290	1,575,034
Ferro Corp.†	78,410	1,987,694
GCP Applied Technologies, Inc.†	33,400	1,093,850
Versum Materials, Inc.	27,610	1,060,224

		5,716,802

Commercial Services — 0.7%
Weight Watchers International, Inc.†	21,660	954,556

Commercial Services - Finance — 3.7%
Euronet Worldwide, Inc.†	31,108	2,841,716
LendingTree, Inc.†#	3,993	1,205,686
WEX, Inc.†	7,290	938,369

		4,985,771

Computer Services — 1.3%
WNS Holdings, Ltd. ADR†	42,280	1,738,976

Computer Software — 3.5%
Cornerstone OnDemand, Inc.†#	20,450	756,036
Envestnet, Inc.†	24,920	1,224,818
InterXion Holding NV†	47,004	2,713,541

		4,694,395

Computers - Other — 1.0%
Lumentum Holdings, Inc.†#	25,514	1,379,032

Data Processing/Management — 1.4%
Fair Isaac Corp.	11,800	1,853,308

Distribution/Wholesale — 3.5%
Beacon Roofing Supply, Inc.†	37,490	2,402,359
H&E Equipment Services, Inc.	62,420	2,321,400

		4,723,759

Electric Products - Misc. — 1.2%
Littelfuse, Inc.#	8,052	1,633,751

Electronic Components-Semiconductors — 3.7%
Cavium, Inc.†	8,198	700,765
Monolithic Power Systems, Inc.	15,045	1,780,576
Tower Semiconductor, Ltd.†#	73,766	2,597,301

		5,078,642

Electronic Measurement Instruments — 0.8%
Orbotech, Ltd.†	20,530	1,040,050

Security Description	Shares	Value (Note 2)

Enterprise Software/Service — 3.9%
Black Knight, Inc.†	51,661	$2,319,579
Coupa Software, Inc.†	46,780	1,657,415
Ultimate Software Group, Inc.†#	6,360	1,342,151

		5,319,145

Entertainment Software — 0.5%
Take-Two Interactive Software, Inc.†	5,708	636,727

Finance - Investment Banker/Broker — 0.9%
Evercore, Inc., Class A	14,210	1,234,138

Finance - Other Services — 0.8%
WageWorks, Inc.†	16,710	1,071,946

Food - Misc./Diversified — 1.8%
Nomad Foods, Ltd.†	147,160	2,417,839

Footwear & Related Apparel — 1.1%
Steven Madden, Ltd.†	35,665	1,524,679

Gambling (Non-Hotel) — 1.3%
Red Rock Resorts, Inc., Class A#	57,580	1,776,343

Insurance - Life/Health — 0.8%
Primerica, Inc.	10,690	1,111,760

Insurance - Reinsurance — 1.5%
Essent Group, Ltd.†	45,740	2,023,995

Internet Security — 2.0%
Proofpoint, Inc.†#	29,602	2,665,660

Internet Telephone — 2.8%
RingCentral, Inc., Class A†	79,441	3,745,643

Machine Tools & Related Products — 0.6%
Kennametal, Inc.	18,780	875,524

Machinery - Electrical — 1.1%
BWX Technologies, Inc.	24,010	1,499,424

Machinery - General Industrial — 2.4%
Altra Industrial Motion Corp.	32,230	1,566,378
Welbilt, Inc.†	76,200	1,709,928

		3,276,306

Medical Information Systems — 0.4%
Medidata Solutions, Inc.†	8,290	552,446

Medical Instruments — 1.3%
AtriCure, Inc.†	48,567	898,489
Integra LifeSciences Holdings Corp.†#	10,550	512,941
iRhythm Technologies, Inc.†#	7,510	416,805

		1,828,235

Medical Labs & Testing Services — 0.9%
Teladoc, Inc.†#	33,140	1,229,494

Medical Products — 1.0%
Penumbra, Inc.†#	13,310	1,401,543

Medical - Biomedical/Gene — 10.3%
Bluebird Bio, Inc.†#	10,818	1,869,350
Blueprint Medicines Corp.†	17,552	1,317,453
Celyad SA ADR†	12,426	528,354
Exact Sciences Corp.†#	36,930	2,196,597
Five Prime Therapeutics, Inc.†#	35,992	948,389
Insmed, Inc.†	21,710	677,135
Iovance Biotherapeutics, Inc.†#	115,918	1,049,058
Ligand Pharmaceuticals, Inc.†#	11,099	1,463,403
Loxo Oncology, Inc.†#	17,119	1,313,883
Sage Therapeutics, Inc.†#	14,088	1,301,872
Sienna Biopharmaceuticals, Inc.†#	15,900	320,544
Spark Therapeutics, Inc.†#	14,700	1,076,481

		14,062,519

172

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs — 3.0%
Amicus Therapeutics, Inc.†#	99,687	$1,387,643
Eagle Pharmaceuticals, Inc.†#	14,200	838,652
Ignyta, Inc.†#	90,957	1,491,695
Kala Pharmaceuticals, Inc.†#	19,610	375,531

		4,093,521

Medical - HMO — 1.6%
WellCare Health Plans, Inc.†	10,109	2,153,116

Networking Products — 1.9%
LogMeIn, Inc.	21,860	2,601,340

Oil Companies - Exploration & Production — 0.8%
Diamondback Energy, Inc.†	10,344	1,130,703

Patient Monitoring Equipment — 1.2%
Masimo Corp.†	19,020	1,689,737

Power Converter/Supply Equipment — 1.1%
Advanced Energy Industries, Inc.†	19,100	1,431,927

Recreational Centers — 1.6%
Planet Fitness, Inc., Class A†#	66,700	2,159,079

Recreational Vehicles — 1.3%
LCI Industries	13,770	1,802,493

Retail - Apparel/Shoe — 0.9%
Burlington Stores, Inc.†	11,881	1,263,782

Retail - Automobile — 1.4%
Lithia Motors, Inc., Class A#	16,619	1,949,243

Retail - Discount — 0.9%
Ollie’s Bargain Outlet Holdings, Inc.†#	26,859	1,274,460

Retail - Misc./Diversified — 1.0%
Five Below, Inc.†	21,305	1,316,649

Retail - Restaurants — 1.2%
Wendy’s Co.#	110,330	1,642,814

Rubber/Plastic Products — 1.0%
Proto Labs, Inc.†	13,720	1,319,864

Schools — 1.8%
Grand Canyon Education, Inc.†#	25,204	2,393,372

Semiconductor Components - Integrated Circuits — 0.9%
Cypress Semiconductor Corp.#	75,870	1,214,679

Semiconductor Equipment — 1.2%
MKS Instruments, Inc.	17,200	1,621,960

Therapeutics — 1.3%
GW Pharmaceuticals PLC ADR†#	10,910	1,358,186
Vital Therapies, Inc.†#	87,254	431,907

		1,790,093

Transport - Air Freight — 0.9%
Air Transport Services Group, Inc.†	50,580	1,226,565

Transport - Truck — 1.0%
Saia, Inc.†	19,810	1,303,498

Web Hosting/Design — 1.4%
Q2 Holdings, Inc.†	14,480	605,988
Wix.com, Ltd.†#	23,260	1,276,974

		1,882,962

Total Long-Term Investment Securities
(cost $102,551,690)		134,138,025

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 4.2%
Registered Investment Companies — 4.2%
State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(1)(2) (cost $5,684,549)	5,684,549	$5,684,549

REPURCHASE AGREEMENTS — 1.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 11/30/2017, to be repurchased 12/01/2017 in the amount of $2,476,008 collateralized by $2,135,000 of United States Treasury Inflation Index Bonds, bearing interest at 1.38% due 02/15/2044 and having an approximate value of $2,526,375 (cost $2,476,000)	$2,476,000	2,476,000

TOTAL INVESTMENTS
(cost $110,712,239)(3)	104.6%	142,298,574
Liabilities in excess of other assets	(4.6)	(6,263,153)

NET ASSETS	100.0%	$136,035,421

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At November 30, 2017, the Fund had loaned securities with a total value of $29,327,090. This was secured by collateral of $5,684,549, which was received in cash and subsequently invested in short-term investments currently valued at $5,684,549 as reported in the Portfolio of Investments. Additional collateral of $23,820,208 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$1,461,824
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	765,293
Government National Mtg. Assoc.	2.50% to 3.50%	06/20/2045 to 11/20/2046	1,467,447
United States Treasury Bills	0.00%	12/28/2017 to 08/16/2018	267,933
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2017 to 02/15/2047	19,857,711

(2)	The rate shown is the 7-day yield as of November 30, 2017.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

173

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$134,138,025	$—	$—	$134,138,025
Short-Term Investment Securities	5,684,549	—	—	5,684,549
Repurchase Agreements	—	2,476,000	—	2,476,000

Total Investments at Value	$139,822,574	$2,476,000	$—	$142,298,574

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

174

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

Banks — Commercial	10.7%
Registered Investment Companies	7.6
Real Estate Investment Trusts	4.1
Enterprise Software/Service	2.4
Distribution/Wholesale	2.2
Retail — Restaurants	2.1
Insurance — Property/Casualty	1.9
Computer Software	1.9
Electric — Integrated	1.9
Repurchase Agreements	1.9
Chemicals — Specialty	1.8
Medical — Biomedical/Gene	1.8
Miscellaneous Manufacturing	1.8
Medical — Drugs	1.7
Garden Products	1.6
Recreational Vehicles	1.6
Medical Products	1.6
Machinery — General Industrial	1.5
Oil Companies — Exploration & Production	1.5
Medical — HMO	1.5
E-Commerce/Services	1.5
Commercial Services	1.4
Transport — Truck	1.4
Applications Software	1.2
Metal Processors & Fabrication	1.2
Real Estate Management/Services	1.2
Semiconductor Equipment	1.2
Savings & Loans/Thrifts	1.1
Physical Therapy/Rehabilitation Centers	1.1
Food — Wholesale/Distribution	1.1
Consumer Products — Misc.	1.0
Drug Delivery Systems	1.0
Oil — Field Services	1.0
Multimedia	1.0
Oil & Gas Drilling	1.0
Retail — Apparel/Shoe	0.9
Medical Information Systems	0.9
Finance — Investment Banker/Broker	0.9
Building & Construction Products — Misc.	0.8
Identification Systems	0.8
Web Hosting/Design	0.8
Theaters	0.8
Auction Houses/Art Dealers	0.8
Food — Misc./Diversified	0.8
Finance — Consumer Loans	0.7
Gas — Distribution	0.7
Apparel Manufacturers	0.7
Electronic Components — Semiconductors	0.7
Commercial Services — Finance	0.7
Disposable Medical Products	0.7
Auto/Truck Parts & Equipment — Original	0.7
Chemicals — Diversified	0.7
Computer Aided Design	0.6
Building Products — Doors & Windows	0.6
Educational Software	0.6
Investment Management/Advisor Services	0.6
Machine Tools & Related Products	0.5
Electronic Measurement Instruments	0.5
Golf	0.5
Non-Hazardous Waste Disposal	0.5
Containers — Metal/Glass	0.5
Power Converter/Supply Equipment	0.5
Diversified Manufacturing Operations	0.5
Aerospace/Defense	0.4
Office Furnishings — Original	0.4
Health Care Cost Containment	0.4
Computer Services	0.4
Internet Security	0.4
Consulting Services	0.4
Electric Products — Misc.	0.4

Medical Instruments	0.4%
Finance — Other Services	0.4
Hazardous Waste Disposal	0.4
Auto/Truck Parts & Equipment — Replacement	0.4
Aerospace/Defense — Equipment	0.3
Rubber/Plastic Products	0.3
Steel Pipe & Tube	0.3
Financial Guarantee Insurance	0.3
Oil Field Machinery & Equipment	0.3
Machinery — Electrical	0.3
Medical — Wholesale Drug Distribution	0.3
Home Furnishings	0.3
E-Commerce/Products	0.3
Building Products — Air & Heating	0.3
Building — Residential/Commercial	0.3
Retail — Misc./Diversified	0.2
Retail — Discount	0.2
Gold Mining	0.2
Security Services	0.2
Schools	0.2
Water Treatment Systems	0.2
Cable/Satellite TV	0.2
Casino Hotels	0.2
Transport — Services	0.2
Finance — Mortgage Loan/Banker	0.2
Electronic Components — Misc.	0.2
Water	0.2
Food — Flour & Grain	0.2
Auto Repair Centers	0.2
Medical — Hospitals	0.2
Retail — Home Furnishings	0.2
Brewery	0.2
Food — Retail	0.2
Therapeutics	0.1
Retail — Arts & Crafts	0.1
Insurance — Reinsurance	0.1
Hotels/Motels	0.1
Machinery — Pumps	0.1
Computer Graphics	0.1
Cosmetics & Toiletries	0.1
Human Resources	0.1
Paper & Related Products	0.1
Building — Heavy Construction	0.1
Patient Monitoring Equipment	0.1
Entertainment Software	0.1
Food — Canned	0.1
Steel — Producers	0.1
Computers — Other	0.1
E-Marketing/Info	0.1
Environmental Monitoring & Detection	0.1
Real Estate Operations & Development	0.1
Chemicals — Plastics	0.1
Finance — Leasing Companies	0.1
Instruments — Controls	0.1
Telecommunication Equipment	0.1
Telecom Services	0.1
Diversified Operations/Commercial Services	0.1
Oil Refining & Marketing	0.1
Internet Application Software	0.1
Retail — Automobile	0.1
Food — Confectionery	0.1
Telecom Equipment — Fiber Optics	0.1
Seismic Data Collection	0.1
Internet Telephone	0.1
Industrial Audio & Video Products	0.1
Machinery — Farming	0.1
Specified Purpose Acquistions	0.1
Advanced Materials	0.1
Energy — Alternate Sources	0.1
Computers — Periphery Equipment	0.1

175

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited) — (continued)

Industry Allocation* (continued)

Recreational Centers	0.1%
Wireless Equipment	0.1
Transport — Equipment & Leasing	0.1
Retail — Sporting Goods	0.1
Retail — Building Products	0.1
Computers — Integrated Systems	0.1
Engineering/R&D Services	0.1
Auto — Heavy Duty Trucks	0.1
Industrial Automated/Robotic	0.1
Publishing — Newspapers	0.1
Agricultural Operations	0.1
Pollution Control	0.1
Research & Development	0.1
Footwear & Related Apparel	0.1
MRI/Medical Diagnostic Imaging	0.1
Metal — Diversified	0.1
Coal	0.1
Machinery — Material Handling	0.1
Quarrying	0.1
Insurance — Life/Health	0.1
Telephone — Integrated	0.1
Instruments — Scientific	0.1
Networking Products	0.1
Internet Connectivity Services	0.1
Building Products — Light Fixtures	0.1
Internet Content — Information/News	0.1

107.1%

*	Calculated as a percentage of net assets

176

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.4%
Advanced Materials — 0.1%
Core Molding Technologies, Inc.	13,000	$279,760

Advertising Agencies — 0.0%
Telaria, Inc.†	35,000	141,400

Aerospace/Defense — 0.4%
Air Industries Group†#	25,800	36,120
Teledyne Technologies, Inc.†	7,400	1,378,176

		1,414,296

Aerospace/Defense - Equipment — 0.3%
Aerojet Rocketdyne Holdings, Inc.†	9,349	294,400
CPI Aerostructures, Inc.†	8,000	73,600
Moog, Inc., Class A†	5,900	496,249
Triumph Group, Inc.#	7,400	228,660

		1,092,909

Agricultural Operations — 0.1%
Cadiz, Inc.†#	14,400	197,280

Apparel Manufacturers — 0.7%
Carter’s, Inc.	17,678	1,914,881
Cherokee, Inc.†#	6,400	18,560
Delta Apparel, Inc.†	10,500	212,625
Lakeland Industries, Inc.†	14,000	193,900

		2,339,966

Applications Software — 1.2%
Brightcove, Inc.†	9,000	66,600
BSQUARE Corp.†	15,000	75,000
Descartes Systems Group, Inc.†	25,300	702,075
Five9, Inc.†	25,771	631,647
PDF Solutions, Inc.†#	15,240	275,692
Tableau Software, Inc., Class A†#	29,301	2,059,860
Twilio, Inc., Class A†#	4,300	114,638

		3,925,512

Auction Houses/Art Dealers — 0.8%
B. Riley Financial, Inc.#	3,858	69,444
KAR Auction Services, Inc.	44,664	2,249,726
Ritchie Bros. Auctioneers, Inc.	4,402	116,653

		2,435,823

Audio/Video Products — 0.0%
VOXX International Corp.†	5,000	33,750

Auto Repair Centers — 0.2%
Monro, Inc.#	10,725	541,076

Auto - Heavy Duty Trucks — 0.1%
REV Group, Inc.	8,594	234,702

Auto/Truck Parts & Equipment - Original — 0.7%
Allison Transmission Holdings, Inc.	34,233	1,404,922
Gentherm, Inc.†	17,270	621,720
SORL Auto Parts, Inc.†#	15,300	112,761
Strattec Security Corp.	1,500	66,150

		2,205,553

Auto/Truck Parts & Equipment - Replacement — 0.4%
Douglas Dynamics, Inc.#	27,665	1,127,349

Banks - Commercial — 10.7%
1st Constitution Bancorp.	6,400	116,800
AmeriServ Financial, Inc.	22,000	94,600
Anchor Bancorp, Inc.†	3,000	74,250
Associated Banc-Corp.	81,799	2,085,874
Atlantic Capital Bancshares, Inc.†	12,492	214,862
Bank of Commerce Holdings	7,640	92,444
Bank of N.T. Butterfield & Son, Ltd.	7,120	283,234

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
BankUnited, Inc.	92,008	$3,425,458
Blue Hills Bancorp, Inc.	10,491	223,983
Bridge Bancorp, Inc.	10,800	388,260
C&F Financial Corp.	3,000	180,000
Capstar Financial Holdings, Inc.†#	7,500	164,550
Chemung Financial Corp.	5,500	268,125
Citizens Holding Co.	4,500	106,650
Codorus Valley Bancorp, Inc.	3,308	99,754
Columbia Banking System, Inc.	4,269	196,801
Commerce Bancshares, Inc.	24,851	1,407,086
FB Financial Corp.†	10,900	462,705
First BanCorp, Inc.	7,165	221,972
First Bancshares, Inc.#	3,500	115,500
First Financial Bancorp#	45,962	1,303,023
First Hawaiian, Inc.#	73,353	2,147,042
First Horizon National Corp.#	115,460	2,238,769
First Interstate BancSystem, Inc., Class A	18,100	718,570
Glacier Bancorp, Inc.#	32,887	1,317,124
Great Western Bancorp, Inc.	39,346	1,625,777
Guaranty Bancorp	9,500	275,975
Heritage Commerce Corp.	16,221	263,267
Heritage Financial Corp.	8,000	260,400
Home BancShares, Inc.	19,600	466,480
Hope Bancorp, Inc.	14,900	278,928
IBERIABANK Corp.	26,800	2,083,700
Live Oak Bancshares, Inc.#	11,067	284,975
MBT Financial Corp.	15,300	166,770
MidSouth Bancorp, Inc.	9,800	134,260
National Commerce Corp.†	1,234	51,149
Northrim BanCorp, Inc.	7,100	265,895
Ohio Valley Banc Corp.#	6,400	254,080
Park Sterling Corp.	21,690	279,150
Penns Woods Bancorp, Inc.	3,200	159,136
Peoples Bancorp of North Carolina, Inc.	5,500	193,270
Pinnacle Financial Partners, Inc.	7,858	539,452
Popular, Inc.	9,300	328,848
Premier Financial Bancorp, Inc.	4,714	94,139
Prosperity Bancshares, Inc.	7,700	539,308
Seacoast Banking Corp. of Florida†	21,124	549,858
Shore Bancshares, Inc.	8,000	139,360
Simmons First National Corp., Class A	5,400	312,660
Sterling Bancorp, Inc.†#	7,433	92,169
Sussex Bancorp#	6,000	162,000
Texas Capital Bancshares, Inc.†#	4,750	429,163
Towne Bank	12,400	415,400
TriState Capital Holdings, Inc.†	7,000	169,400
United Security Bancshares	23,355	228,879
Unity Bancorp, Inc.	11,000	228,250
Univest Corp. of Pennsylvania	9,971	280,185
Webster Financial Corp.	8,715	499,980
Western Alliance Bancorp†	45,903	2,670,637
Western New England Bancorp, Inc.	8,000	85,600
Wintrust Financial Corp.	21,450	1,798,582

		34,554,518

Banks - Super Regional — 0.0%
Independent Bank Group, Inc.	1,637	112,789

Beverages - Non-alcoholic — 0.0%
Primo Water Corp.†#	10,000	131,100

Brewery — 0.2%
Boston Beer Co., Inc., Class A†#	2,700	485,595

Building & Construction Products - Misc. — 0.8%
Aspen Aerogels, Inc.†	28,200	134,514
Gibraltar Industries, Inc.†	13,755	452,539

177

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building & Construction Products - Misc. (continued)
Louisiana-Pacific Corp.†	10,200	$281,622
Quanex Building Products Corp.	13,584	297,490
Simpson Manufacturing Co., Inc.	2,700	161,919
USG Corp.†#	36,002	1,368,436

		2,696,520

Building Products - Air & Heating — 0.3%
AAON, Inc.	7,015	255,697
Lennox International, Inc.	2,700	566,298

		821,995

Building Products - Cement — 0.0%
Martin Marietta Materials, Inc.	600	125,034

Building Products - Doors & Windows — 0.6%
JELD-WEN Holding, Inc.†	41,794	1,634,563
PGT Innovations , Inc.†	21,490	351,362

		1,985,925

Building Products - Light Fixtures — 0.1%
LSI Industries, Inc.	22,000	153,780

Building - Heavy Construction — 0.1%
Goldfield Corp.†	31,500	137,025
Layne Christensen Co.†#	10,000	129,700
Orion Group Holdings, Inc.†	16,100	125,097
Willbros Group, Inc.†	50,900	67,188

		459,010

Building - Residential/Commercial — 0.3%
New Home Co., Inc.†	10,500	121,065
TRI Pointe Group, Inc.†#	37,317	676,184

		797,249

Cable/Satellite TV — 0.2%
Cable One, Inc.#	937	643,541

Casino Hotels — 0.2%
Monarch Casino & Resort, Inc.†	13,156	617,411

Casino Services — 0.0%
Gaming Partners International Corp.†(4)	8,967	101,327

Chemicals - Diversified — 0.7%
BioAmber, Inc.†#	35,000	15,575
Codexis, Inc.†#	33,000	227,700
Orion Engineered Carbons SA	8,710	212,960
Quaker Chemical Corp.	11,042	1,819,501

		2,275,736

Chemicals - Plastics — 0.1%
PolyOne Corp.	7,600	351,196

Chemicals - Specialty — 1.8%
CSW Industrials, Inc.†	2,700	129,870
GCP Applied Technologies, Inc.†	63,251	2,071,470
KMG Chemicals, Inc.	3,700	201,243
Minerals Technologies, Inc.	5,800	420,210
Oil-Dri Corp. of America	4,900	220,941
PQ Group Holdings, Inc.†#	72,990	1,204,335
Valvoline, Inc.	72,175	1,779,836

		6,027,905

Coal — 0.1%
Cloud Peak Energy, Inc.†	40,000	165,600
Westmoreland Coal Co.†#	13,000	14,950

		180,550

Security Description	Shares	Value (Note 2)

Commercial Services — 1.4%
Collectors Universe, Inc.	7,200	$208,008
CoreLogic, Inc.†	30,046	1,310,306
Emerald Expositions Events, Inc.#	32,188	719,402
Healthcare Services Group, Inc.#	3,600	186,948
HMS Holdings Corp.†	24,800	409,944
Intersections, Inc.†	12,500	27,875
Performant Financial Corp.†	50,000	90,000
ServiceMaster Global Holdings, Inc.†	31,437	1,536,640
Team, Inc.†#	6,400	88,000

		4,577,123

Commercial Services - Finance — 0.7%
Cardtronics PLC, Class A†	18,900	353,997
CPI Card Group, Inc.#	80,000	70,416
Liberty Tax, Inc.	9,000	107,550
Morningstar, Inc.	16,817	1,552,209
PRGX Global, Inc.†	26,500	200,075

		2,284,247

Communications Software — 0.0%
Seachange International, Inc.†	54,500	146,060

Computer Aided Design — 0.6%
Aspen Technology, Inc.†#	30,057	2,011,414

Computer Graphics — 0.1%
CyberArk Software, Ltd.†#	8,990	423,069

Computer Services — 0.4%
Computer Task Group, Inc.†	19,600	101,724
CSRA, Inc.	17,200	497,596
DMC Global, Inc.	9,000	181,350
DST Systems, Inc.	6,300	394,254
StarTek, Inc.†	10,000	98,000

		1,272,924

Computer Software — 1.9%
Blackbaud, Inc.	19,014	1,871,928
Cision, Ltd.†#	95,009	1,111,605
Computer Modelling Group, Ltd.	14,800	113,109
Concurrent Computer Corp.	13,902	83,968
MongoDB, Inc.†	1,137	32,439
MongoDB, Inc., Class B†(4)(5)	2,237	60,631
Splunk, Inc.†#	20,362	1,630,793
SS&C Technologies Holdings, Inc.	31,400	1,296,506

		6,200,979

Computers - Integrated Systems — 0.1%
Agilysys, Inc.†	13,000	159,120
Echelon Corp.†	11,200	53,312
Radisys Corp.†	36,000	26,874

		239,306

Computers - Memory Devices — 0.0%
Quantum Corp.†	11,500	59,685

Computers - Other — 0.1%
Lumentum Holdings, Inc.†#	6,800	367,540

Computers - Periphery Equipment — 0.1%
Key Tronic Corp.†	9,633	72,922
TransAct Technologies, Inc.	15,000	204,000

		276,922

Consulting Services — 0.4%
Booz Allen Hamilton Holding Corp.	17,600	680,944
CRA International, Inc.	7,700	348,040
Information Services Group, Inc.†#	42,400	191,648

		1,220,632

178

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Consumer Products - Misc. — 1.0%
Acme United Corp(4).	4,570	$103,392
CSS Industries, Inc.	4,500	122,625
Spectrum Brands Holdings, Inc.#	27,292	3,135,305

		3,361,322

Containers - Metal/Glass — 0.5%
Crown Holdings, Inc.†	25,909	1,547,545

Containers - Paper/Plastic — 0.0%
Multi-Color Corp.	1,241	94,937

Cosmetics & Toiletries — 0.1%
CCA Industries, Inc.†	3,421	10,263
Edgewell Personal Care Co.†#	7,000	405,930

		416,193

Data Processing/Management — 0.0%
Amber Road, Inc.†	9,700	71,198
Innodata, Inc.†	52,600	62,594

		133,792

Direct Marketing — 0.0%
EVINE Live, Inc.†	90,000	130,500

Disposable Medical Products — 0.7%
ICU Medical, Inc.†	7,748	1,653,423
STERIS PLC	6,600	593,736

		2,247,159

Distribution/Wholesale — 2.2%
BlueLinx Holdings, Inc.†	13,000	123,110
Core-Mark Holding Co., Inc.	12,912	428,162
Educational Development Corp.#	11,000	153,450
Houston Wire & Cable Co.†	14,739	100,225
Pool Corp.	30,395	3,818,828
SiteOne Landscape Supply, Inc.†#	11,900	889,882
Watsco, Inc.	9,940	1,664,950

		7,178,607

Diversified Manufacturing Operations — 0.5%
AZZ, Inc.	9,500	456,950
Barnes Group, Inc.	10,000	662,700
LSB Industries, Inc.†#	17,500	157,675
Synalloy Corp.	14,400	185,760

		1,463,085

Diversified Operations/Commercial Services — 0.1%
Colliers International Group, Inc.	4,800	292,800
Volt Information Sciences, Inc.†	14,393	54,693

		347,493

Drug Delivery Systems — 1.0%
Catalent, Inc.†	84,474	3,361,220

E-Commerce/Products — 0.3%
CafePress, Inc.†	11,400	20,634
Chegg, Inc.†#	42,980	653,726
Etsy, Inc.†	6,600	108,636
US Auto Parts Network, Inc.†	20,000	47,200

		830,196

E-Commerce/Services — 1.4%
CarGurus, Inc.†#	1,305	38,471
CarGurus, Inc. Lockup†(4)(5)	20,286	568,131
GrubHub, Inc.†#	48,396	3,269,634
Leaf Group, Ltd.†	25,000	206,250
Quotient Technology, Inc.†	13,390	159,341
Spark Networks SE ADR†#	3,442	35,281

Security Description	Shares	Value (Note 2)

E-Commerce/Services (continued)
SurveyMonkey, Inc.†(1)(4)(5)	5,062	$45,887
Zillow Group, Inc., Class A†	800	32,848
Zillow Group, Inc., Class C†#	1,200	49,248

		4,405,091

E-Marketing/Info — 0.1%
Marin Software, Inc.†#	13,571	128,925
QuinStreet, Inc.†	12,500	133,625
YuMe, Inc.	28,000	99,680

		362,230

Educational Software — 0.6%
2U, Inc.†#	3,499	224,286
Instructure, Inc.†#	42,046	1,461,098
Rosetta Stone, Inc.†	14,000	170,660

		1,856,044

Electric Products - Misc. — 0.4%
Graham Corp.	5,800	115,072
Littelfuse, Inc.#	500	101,450
Novanta, Inc.†	20,389	980,711

		1,197,233

Electric - Distribution — 0.0%
Genie Energy, Ltd., Class B	12,500	54,125

Electric - Integrated — 1.9%
NorthWestern Corp.	37,954	2,438,924
PNM Resources, Inc.	18,000	819,000
Portland General Electric Co.	56,704	2,814,787

		6,072,711

Electronic Components - Misc. — 0.2%
Bel Fuse, Inc., Class B	6,000	161,100
CTS Corp.	9,300	253,425
Sparton Corp.†	5,900	136,880
Sypris Solutions, Inc.†	7,000	10,850

		562,255

Electronic Components - Semiconductors — 0.7%
Ambarella, Inc.†#	1,700	92,259
EMCORE Corp.†	9,200	71,760
GSI Technology, Inc.†	19,800	157,806
Inphi Corp.†#	4,500	184,815
Lattice Semiconductor Corp.†	36,825	216,163
MACOM Technology Solutions Holdings, Inc.†#	4,900	159,691
Microsemi Corp.†	10,690	564,966
Pixelworks, Inc.†	22,000	126,500
Rambus, Inc.†	24,900	368,520
Richardson Electronics, Ltd.	15,000	99,900
Semtech Corp.†	7,400	251,970

		2,294,350

Electronic Measurement Instruments — 0.5%
CyberOptics Corp.†#	6,700	106,530
ESCO Technologies, Inc.	12,278	802,367
National Instruments Corp.	17,197	755,808

		1,664,705

Electronics - Military — 0.0%
Arotech Corp.†#	34,800	133,980

Energy - Alternate Sources — 0.1%
Aemetis, Inc.†#	17,800	11,926
Amyris, Inc.†#	3,387	12,295
NextEra Energy Partners LP	6,500	253,695

		277,916

179

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Engineering/R&D Services — 0.1%
Exponent, Inc.	3,153	$238,052

Enterprise Software/Service — 2.4%
Coupa Software, Inc.†#	7,850	278,125
Guidewire Software, Inc.†#	36,058	2,682,355
Manhattan Associates, Inc.†#	32,814	1,455,301
MicroStrategy, Inc., Class A†	7,545	1,031,854
MuleSoft, Inc., Class A†#	7,200	165,240
SailPoint Technologies Holding, Inc.†	29,290	430,563
Tyler Technologies, Inc.†	10,165	1,859,382

		7,902,820

Entertainment Software — 0.1%
Zynga, Inc., Class A†	92,400	378,840

Environmental Consulting & Engineering — 0.0%
Ecology and Environment, Inc., Class A	6,000	63,600

Environmental Monitoring & Detection — 0.1%
MSA Safety, Inc.	4,200	361,200

Female Health Care Products — 0.0%
Juniper Pharmaceuticals, Inc.†	17,700	86,730

Finance - Auto Loans — 0.0%
Consumer Portfolio Services, Inc.†	24,500	100,450

Finance - Consumer Loans — 0.7%
Asta Funding, Inc.†	13,200	93,720
Encore Capital Group, Inc.†#	9,700	444,260
PRA Group, Inc.†#	18,000	626,400
Regional Management Corp.†	8,200	202,294
Santander Consumer USA Holdings, Inc.	18,000	310,320
SLM Corp.†	63,208	731,317

		2,408,311

Finance - Investment Banker/Broker — 0.9%
JMP Group LLC	16,300	86,390
Lazard, Ltd., Class A	26,281	1,294,339
Moelis & Co., Class A	29,382	1,407,398

		2,788,127

Finance - Leasing Companies — 0.1%
California First National Bancorp†	11,000	170,500
Marlin Business Services Corp.	7,500	178,875

		349,375

Finance - Mortgage Loan/Banker — 0.2%
Ellie Mae, Inc.†#	5,342	472,179
PennyMac Financial Services, Inc., Class A†#	5,000	105,750

		577,929

Finance - Other Services — 0.4%
CBOE Holdings, Inc.#	8,182	1,009,904
DLP Payments Holdings, Ltd.†(1)(4)(5)	132	124,794

		1,134,698

Financial - Commercial — 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.#	10,200	242,454

Financial Guarantee Insurance — 0.3%
Assured Guaranty, Ltd.	13,677	496,612
Radian Group, Inc.	23,700	485,613

		982,225

Food - Canned — 0.1%
TreeHouse Foods, Inc.†#	8,100	372,762

Food - Confectionery — 0.1%
Simply Good Foods Co.†	21,690	287,176

Security Description	Shares	Value (Note 2)

Food - Dairy Products — 0.0%
Lifeway Foods, Inc.†	10,200	$103,836

Food - Flour & Grain — 0.2%
Post Holdings, Inc.†#	7,000	556,150

Food - Misc./Diversified — 0.8%
Cal-Maine Foods, Inc.†#	19,751	982,612
Inventure Foods, Inc.†	31,500	126,000
Lancaster Colony Corp.	1,100	146,608
Pinnacle Foods, Inc.	12,900	751,167
Snyder’s-Lance, Inc.	10,600	410,008

		2,416,395

Food - Retail — 0.1%
Blue Apron Holdings, Inc., Class A†#	77,980	233,160

Food - Wholesale/Distribution — 1.1%
AMCON Distributing Co.	500	43,304
Performance Food Group Co.†	116,150	3,443,848

		3,487,152

Footwear & Related Apparel — 0.1%
Rocky Brands, Inc.	10,711	189,585

Gambling (Non-Hotel) — 0.0%
Dover Downs Gaming & Entertainment, Inc.†#	43,334	45,067

Garden Products — 1.6%
Toro Co.	77,318	5,044,999

Gas - Distribution — 0.7%
Chesapeake Utilities Corp.	4,500	384,975
ONE Gas, Inc.	14,900	1,180,825
South Jersey Industries, Inc.#	6,200	209,932
Southwest Gas Holdings, Inc.	7,000	601,580

		2,377,312

Gold Mining — 0.2%
Franco-Nevada Corp.	2,600	211,825
Gold Resource Corp.#	37,100	147,658
Northern Star Resources, Ltd.	28,410	124,872
Osisko Gold Royalties, Ltd.	18,000	213,603

		697,958

Golf — 0.5%
Acushnet Holdings Corp.#	81,650	1,622,385

Hazardous Waste Disposal — 0.4%
Heritage-Crystal Clean, Inc.†	2,700	51,705
US Ecology, Inc.#	21,049	1,082,971

		1,134,676

Health Care Cost Containment — 0.4%
HealthEquity, Inc.†#	25,083	1,301,055

Healthcare Safety Devices — 0.0%
Alpha Pro Tech, Ltd.†	30,000	121,500
Retractable Technologies, Inc.†	30,000	19,323

		140,823

Home Furnishings — 0.3%
Stanley Furniture Co., Inc.†	20,000	17,000
Tempur Sealy International, Inc.†#	14,200	822,322

		839,322

Hotels/Motels — 0.1%
Hilton Grand Vacations, Inc.†	11,040	441,269

Housewares — 0.0%
Lifetime Brands, Inc.	8,000	144,800

180

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Human Resources — 0.1%
Cross Country Healthcare, Inc.†	10,500	$143,535
Edgewater Technology, Inc.†	14,600	91,396
Paylocity Holding Corp.†#	1,000	46,140
RCM Technologies, Inc.†	20,000	134,600

		415,671

Identification Systems — 0.8%
Brady Corp., Class A	66,143	2,586,191

Import/Export — 0.0%
Castle Brands, Inc.†#	40,000	48,800

Independent Power Producers — 0.0%
Synthesis Energy Systems, Inc.†#	102,200	39,756

Industrial Audio & Video Products — 0.1%
Ballantyne Strong, Inc.†(4)	14,000	65,800
Iteris, Inc.†	26,210	168,006
Turtle Beach Corp.†#	100,000	52,000

		285,806

Industrial Automated/Robotic — 0.1%
Hurco Cos., Inc.	5,000	223,000

Instruments - Controls — 0.1%
Allied Motion Technologies, Inc.	8,000	255,280
Frequency Electronics, Inc.†	10,000	93,800

		349,080

Instruments - Scientific — 0.1%
Fluidigm Corp.†#	27,000	160,650

Insurance - Life/Health — 0.1%
Health Insurance Innovations, Inc., Class A†#	7,000	163,450

Insurance - Property/Casualty — 1.9%
Enstar Group, Ltd.†	1,500	332,475
Federated National Holding Co.	7,600	102,752
First Acceptance Corp.†	2,558	3,325
Hallmark Financial Services, Inc.†	13,000	145,210
Hanover Insurance Group, Inc.	6,000	645,600
Infinity Property & Casualty Corp.	5,100	549,780
Kinsale Capital Group, Inc.#	16,977	757,005
ProAssurance Corp.	31,958	1,976,602
RLI Corp.#	5,280	315,374
Safety Insurance Group, Inc.	3,558	293,001
Selective Insurance Group, Inc.	15,000	918,000
State Auto Financial Corp.	8,750	244,213

		6,283,337

Insurance - Reinsurance — 0.1%
Essent Group, Ltd.†	4,400	194,700
Validus Holdings, Ltd.	5,300	260,654

		455,354

Internet Application Software — 0.1%
Connecture, Inc.†#	75,000	15,750
Tucows, Inc., Class A†#	2,649	167,947
Zendesk, Inc.†#	4,200	141,162

		324,859

Internet Connectivity Services — 0.1%
PC-Tel, Inc.	21,200	155,608

Internet Content - Information/News — 0.1%
Reis, Inc.	7,000	151,900

Internet Financial Services — 0.0%
TheStreet, Inc.†	75,900	106,260

Security Description	Shares	Value (Note 2)

Internet Security — 0.4%
Imperva, Inc.†	10,181	$419,966
iPass, Inc.†#	49,900	32,166
Proofpoint, Inc.†#	9,100	819,455

		1,271,587

Internet Telephone — 0.1%
RingCentral, Inc., Class A†	6,166	290,727

Investment Companies — 0.0%
KCAP Financial, Inc.	16,700	56,446
Medallion Financial Corp.†#	17,100	46,512

		102,958

Investment Management/Advisor Services — 0.6%
Eaton Vance Corp.	29,256	1,617,272
Manning & Napier, Inc.	8,400	30,660
Silvercrest Asset Management Group, Inc., Class A	10,000	152,000

		1,799,932

Leisure Products — 0.0%
Escalade, Inc.	5,200	70,720

Machine Tools & Related Products — 0.5%
Hardinge, Inc.	11,000	187,660
Lincoln Electric Holdings, Inc.	15,777	1,437,916
L.S. Starrett Co., Class A	8,000	66,400

		1,691,976

Machinery - Electrical — 0.3%
BWX Technologies, Inc.	14,700	918,015

Machinery - Farming — 0.1%
Alamo Group, Inc.	2,414	284,731

Machinery - General Industrial — 1.5%
Altra Industrial Motion Corp.#	28,991	1,408,963
Applied Industrial Technologies, Inc.	29,209	1,867,916
Chart Industries, Inc.†	18,600	905,448
Gencor Industries, Inc.†	8,650	155,700
Intevac, Inc.†	6,100	45,445
Twin Disc, Inc.†	5,000	140,500
Welbilt, Inc.†#	16,200	363,528
Xerium Technologies, Inc.†	15,586	66,396

		4,953,896

Machinery - Material Handling — 0.1%
Key Technology, Inc.†	10,500	178,185

Machinery - Pumps — 0.1%
Graco, Inc.	3,300	434,247

Medical Imaging Systems — 0.0%
Digirad Corp.	25,000	57,500

Medical Information Systems — 0.9%
Cotiviti Holdings, Inc.†#	40,576	1,326,024
Medidata Solutions, Inc.†	23,039	1,535,319

		2,861,343

Medical Instruments — 0.4%
Bovie Medical Corp.†#	25,000	73,250
Bruker Corp.	15,890	559,010
Halyard Health, Inc.†	7,400	359,196
Navidea Biopharmaceuticals, Inc.†	85,500	36,517
TransEnterix, Inc.†#	50,000	115,500

		1,143,473

Medical Laser Systems — 0.0%
IRIDEX Corp.†	8,100	70,470

181

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Products — 1.6%
Electromed, Inc.†	13,900	$75,199
InfuSystem Holdings, Inc.†	25,000	58,750
InVivo Therapeutics Holdings Corp.†#	24,300	29,160
K2M Group Holdings, Inc.†	32,296	634,939
Penumbra, Inc.†#	819	86,241
Sientra, Inc.†#	21,000	299,040
T2 Biosystems, Inc.†#	25,000	104,000
West Pharmaceutical Services, Inc.	32,580	3,255,719
Wright Medical Group NV†	20,093	488,461

		5,031,509

Medical - Biomedical/Gene — 1.8%
Acceleron Pharma, Inc.†	5,200	189,748
Alpine Immune Sciences, Inc.†	3,750	39,413
ArQule, Inc.†#	55,000	81,400
Asterias Biotherapeutics, Inc.†#	9,454	23,162
Axovant Sciences, Ltd.†	3,958	21,848
Blueprint Medicines Corp.†#	3,710	278,473
Cascadian Therapeutics, Inc.†	14,716	62,690
Clearside Biomedical, Inc.†#	12,900	91,848
Corium International, Inc.†#	26,400	310,728
Dermira, Inc.†#	3,700	94,720
Eiger BioPharmaceuticals, Inc.†#	20,000	233,000
Endocyte, Inc.†#	40,000	200,400
Exelixis, Inc.†	11,100	300,588
Fate Therapeutics, Inc.†#	70,000	308,000
Genocea Biosciences, Inc.†#	32,000	39,040
Harvard Bioscience, Inc.†	45,000	148,500
Infinity Pharmaceuticals, Inc.†#	100,000	193,000
Insmed, Inc.†#	16,692	520,623
Loxo Oncology, Inc.†#	1,000	76,750
Oncocyte Corp.†#	15,000	75,750
OvaScience, Inc.†#	50,000	74,500
Pfenex, Inc.†	14,000	34,440
Protalix BioTherapeutics, Inc.†#	22,016	15,191
Prothena Corp. PLC†#	11,318	526,174
Sage Therapeutics, Inc.†#	6,871	634,949
Seattle Genetics, Inc.†#	4,300	261,999
Spark Therapeutics, Inc.†#	6,120	448,168
Ultragenyx Pharmaceutical, Inc.†#	400	20,196
Veracyte, Inc.†#	19,300	130,854
Verastem, Inc.†	63,300	266,493
WaVe Life Sciences, Ltd.†#	5,644	209,957

		5,912,602

Medical - Drugs — 1.7%
ACADIA Pharmaceuticals, Inc.†#	3,500	105,875
AcelRx Pharmaceuticals, Inc.†#	32,100	69,818
Aeglea BioTherapeutics, Inc.†#	25,000	100,000
Aimmune Therapeutics, Inc.†#	1,800	68,760
Alimera Sciences, Inc.†#	115,025	150,108
Alkermes PLC†#	5,200	271,908
Conatus Pharmaceuticals, Inc.†#	19,500	80,925
Cumberland Pharmaceuticals, Inc.†	27,800	203,218
Dicerna Pharmaceuticals, Inc.†#	8,300	70,384
Gemphire Therapeutics, Inc.†#	14,000	127,120
Global Blood Therapeutics, Inc.†#	1,800	71,010
Ironwood Pharmaceuticals, Inc.†#	29,000	500,830
Kadmon Holdings, Inc.†#	37,000	132,090
MediciNova, Inc.†#	13,572	94,733
Melinta Therapeutics, Inc.†	8,000	136,000
Minerva Neurosciences, Inc.†	20,300	116,725
MyoKardia, Inc.†#	2,086	76,660
Neos Therapeutics, Inc.†#	15,000	154,500
Pacira Pharmaceuticals, Inc.†#	8,600	397,320
Pain Therapeutics, Inc.†#	8,157	32,791

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Pernix Therapeutics Holdings, Inc.†#	2,900	$7,714
Prestige Brands Holdings, Inc.†	28,506	1,288,471
Radius Health, Inc.†#	15,500	438,805
TESARO, Inc.†#	3,479	294,323
TherapeuticsMD, Inc.†#	50,171	316,077
VIVUS, Inc.†#	75,000	48,210
vTv Therapeutics, Inc., Class A†#	15,000	62,850
Zynerba Pharmaceuticals, Inc.†#	9,000	123,930

		5,541,155

Medical - HMO — 1.5%
Centene Corp.†	7,500	765,675
Magellan Health, Inc.†	11,212	947,414
Molina Healthcare, Inc.†#	9,500	743,280
WellCare Health Plans, Inc.†	10,831	2,306,895

		4,763,264

Medical - Hospitals — 0.2%
Acadia Healthcare Co., Inc.†#	8,753	278,608
LifePoint Health, Inc.†	4,800	229,440

		508,048

Medical - Nursing Homes — 0.0%
Genesis Healthcare, Inc.†#	100,000	68,970

Medical - Wholesale Drug Distribution — 0.3%
Premier, Inc., Class A†	31,329	909,168

Metal Processors & Fabrication — 1.2%
Ampco-Pittsburgh Corp.	6,500	92,950
Haynes International, Inc.	9,500	304,380
RBC Bearings, Inc.†#	25,230	3,366,943
Sun Hydraulics Corp.	1,800	109,188

		3,873,461

Metal Products - Distribution — 0.0%
Olympic Steel, Inc.	5,500	109,560

Metal - Diversified — 0.1%
Luxfer Holdings PLC ADR	12,900	186,147

Miscellaneous Manufacturing — 1.8%
AptarGroup, Inc.	49,133	4,343,848
John Bean Technologies Corp.	11,617	1,391,136

		5,734,984

MRI/Medical Diagnostic Imaging — 0.1%
RadNet, Inc.†	18,000	189,000

Multimedia — 1.0%
E.W. Scripps Co., Class A†#	105,604	1,591,452
FactSet Research Systems, Inc.#	7,736	1,546,272

		3,137,724

Networking Products — 0.1%
Black Box Corp.	45,000	159,750

Non-Ferrous Metals — 0.0%
Uranium Energy Corp.†#	100,500	133,665

Non-Hazardous Waste Disposal — 0.5%
Advanced Disposal Services, Inc.†	36,400	849,212
Waste Connections, Inc.	11,050	760,572

		1,609,784

Office Furnishings - Original — 0.4%
Herman Miller, Inc.	38,058	1,360,574

Oil & Gas Drilling — 1.0%
Parker Drilling Co.†	46,000	45,085
Patterson-UTI Energy, Inc.	141,972	3,065,175

		3,110,260

182

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Exploration & Production — 1.5%
Advantage Oil & Gas, Ltd.†	23,891	$111,663
Approach Resources, Inc.†#	77,300	193,250
Centennial Resource Development, Inc., Class A†#	14,948	303,295
Comstock Resources, Inc.†#	34,000	207,400
Contango Oil & Gas Co.†	21,600	52,704
Crew Energy, Inc.†	45,697	139,909
Diamondback Energy, Inc.†	4,000	437,240
Earthstone Energy, Inc., Class A†#	9,400	87,702
Evolution Petroleum Corp.	23,100	161,700
FieldPoint Petroleum Corp.†(4)	31,900	3,828
Gastar Exploration, Inc.†#	110,000	115,500
Jagged Peak Energy, Inc.†#	14,000	212,520
Jones Energy, Inc., Class A†#	16,311	16,288
Kosmos Energy, Ltd.†#	7,864	62,755
Lonestar Resources US, Inc., Class A†#	30,000	107,100
Matador Resources Co.†#	10,790	308,594
Panhandle Oil and Gas, Inc., Class A	5,000	111,000
PetroQuest Energy, Inc.†#	10,250	17,220
SRC Energy, Inc.†#	211,757	1,854,991
VAALCO Energy, Inc.†	30,000	22,500
Venture Global LNG, Inc.†(1)(4)(5)	55	207,405
Yuma Energy, Inc.†#	25,270	29,311

		4,763,875

Oil Field Machinery & Equipment — 0.3%
Dril-Quip, Inc.†	4,400	210,980
Gulf Island Fabrication, Inc.	8,400	106,680
Mitcham Industries, Inc.†	22,400	84,224
Natural Gas Services Group, Inc.†	7,400	188,700
Superior Drilling Products, Inc.†	56,000	70,000
Thermon Group Holdings, Inc.†	13,700	318,662

		979,246

Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	3,314	157,117
HollyFrontier Corp.	3,800	169,024

		326,141

Oil - Field Services — 1.0%
Core Laboratories NV#	20,366	2,051,875
Era Group, Inc.†	15,000	165,600
Frank’s International NV#	18,600	115,878
Independence Contract Drilling, Inc.†	31,100	110,405
Key Energy Services, Inc.†#	11,000	109,120
NCS Multistage Holdings, Inc.†#	1,943	32,642
PHI, Inc.†	14,000	180,180
Pioneer Energy Services Corp.†	75,000	157,500
SEACOR Holdings, Inc.†	6,140	293,799

		3,216,999

Paper & Related Products — 0.1%
Clearwater Paper Corp.†	2,600	123,370
Verso Corp., Class A†#	24,000	274,320

		397,690

Patient Monitoring Equipment — 0.1%
CareDx, Inc.†#	52,400	380,424

Pharmacy Services — 0.0%
BioScrip, Inc.†#	35,000	91,700

Physical Therapy/Rehabilitation Centers — 1.1%
AAC Holdings, Inc.†	18,000	164,340
HealthSouth Corp.	60,511	3,022,524
U.S. Physical Therapy, Inc.	5,110	373,286

		3,560,150

Security Description	Shares	Value (Note 2)

Pollution Control — 0.1%
Advanced Emissions Solutions, Inc.#	14,000	$125,860
Fuel Tech, Inc.†	75,000	71,258

		197,118

Power Converter/Supply Equipment — 0.5%
Generac Holdings, Inc.†	30,230	1,486,409

Precious Metals — 0.0%
Tahoe Resources, Inc.	9,500	42,119

Printing - Commercial — 0.0%
Cenveo, Inc.†#	20,000	18,200
Deluxe Corp.	1,600	113,760

		131,960

Publishing - Newspapers — 0.1%
Lee Enterprises, Inc.†#	84,700	199,045

Quarrying — 0.1%
Compass Minerals International, Inc.#	2,400	167,400

Radio — 0.0%
Saga Communications, Inc., Class A	123	5,547
Salem Media Group, Inc.	10,000	48,000
Townsquare Media, Inc., Class A†	11,000	87,340

		140,887

Real Estate Investment Trusts — 4.1%
Acadia Realty Trust#	7,100	199,013
Alexander & Baldwin, Inc.	9,700	281,882
American Campus Communities, Inc.	9,000	381,420
Chesapeake Lodging Trust#	7,800	224,952
EastGroup Properties, Inc.#	33,182	3,121,763
Equity Commonwealth†	14,000	420,840
National Retail Properties, Inc.	64,905	2,665,648
OUTFRONT Media, Inc.	80,294	1,883,697
Paramount Group, Inc.#	21,627	349,709
PS Business Parks, Inc.	6,656	882,319
Regency Centers Corp.	4,335	293,956
Regional Health Properties, Inc.†#	51,100	13,301
Retail Opportunity Investments Corp.	20,000	391,400
RLJ Lodging Trust#	83,304	1,806,031
Urban Edge Properties#	8,000	204,400

		13,120,331

Real Estate Management/Services — 1.2%
FirstService Corp.	9,700	660,473
HFF, Inc., Class A	33,235	1,500,228
RE/MAX Holdings, Inc., Class A	4,800	256,080
Realogy Holdings Corp.#	46,978	1,311,156
Redfin Corp.†#	1,612	36,721

		3,764,658

Real Estate Operations & Development — 0.1%
Consolidated-Tomoka Land Co.	3,100	190,123
Stratus Properties, Inc.	3,000	93,600
Trinity Place Holdings, Inc.†	10,000	70,400

		354,123

Recreational Centers — 0.1%
Town Sports International Holdings, Inc.†	45,000	270,000

Recreational Vehicles — 1.6%
Brunswick Corp.	44,952	2,488,093
LCI Industries	15,563	2,037,197
Malibu Boats, Inc., Class A†	16,503	515,884

		5,041,174

183

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Research & Development — 0.1%
AVEO Pharmaceuticals, Inc.†#	66,464	$195,404

Resort/Theme Parks — 0.0%
Peak Resorts, Inc.	23,600	120,360

Retail - Apparel/Shoe — 0.9%
American Eagle Outfitters, Inc.	57,877	930,662
Boot Barn Holdings, Inc.†#	16,900	250,289
Burlington Stores, Inc.†	5,300	563,761
Chico’s FAS, Inc.	104,323	920,129
Destination Maternity Corp.†#	7,800	20,280
New York & Co., Inc.†	33,029	78,939
Tilly’s, Inc., Class A	8,068	133,122

		2,897,182

Retail - Arts & Crafts — 0.1%
Michaels Cos., Inc.†#	21,200	457,920

Retail - Automobile — 0.1%
Rush Enterprises, Inc., Class A†	6,500	316,615

Retail - Building Products — 0.1%
Floor & Decor Holdings, Inc., Class A†	1,182	47,977
GMS, Inc.†	5,129	191,363

		239,340

Retail - Computer Equipment — 0.0%
PCM, Inc.†#	6,744	66,428

Retail - Discount — 0.2%
Citi Trends, Inc.	7,000	180,530
Ollie’s Bargain Outlet Holdings, Inc.†#	8,966	425,437
Tuesday Morning Corp.†#	43,200	112,320

		718,287

Retail - Home Furnishings — 0.2%
Kirkland’s, Inc.†	12,200	158,722
RH†#	3,252	329,720

		488,442

Retail - Misc./Diversified — 0.2%
Container Store Group, Inc.†	35,000	199,500
Five Below, Inc.†	5,300	327,540
Gaia, Inc.†#	17,400	221,850

		748,890

Retail - Petroleum Products — 0.0%
TravelCenters of America LLC†	20,000	91,000

Retail - Restaurants — 2.1%
Bojangles’, Inc.†#	8,730	117,419
Chuy’s Holdings, Inc.†	4,970	123,753
Denny’s Corp.†	43,600	590,780
Dunkin’ Brands Group, Inc.#	7,000	417,900
Famous Dave’s of America, Inc.†#	6,800	32,980
Fiesta Restaurant Group, Inc.†#	13,219	249,839
J Alexander’s Holdings, Inc.†	13,000	131,950
Jack in the Box, Inc.	4,600	476,146
Jamba, Inc.†#	13,420	115,009
Kona Grill, Inc.†#	7,700	16,748
Luby’s, Inc.†	25,000	69,750
Papa John’s International, Inc.#	27,366	1,599,816
Red Robin Gourmet Burgers, Inc.†#	8,039	421,244
Sonic Corp.#	29,607	755,571
Wingstop, Inc.#	16,100	630,959
Zoe’s Kitchen, Inc.†#	54,827	876,135

		6,625,999

Security Description	Shares	Value (Note 2)

Retail - Sporting Goods — 0.1%
Zumiez, Inc.†#	11,300	$246,340

Retail - Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	8,000	65,600

Retail - Vision Service Center — 0.0%
National Vision Holdings, Inc.†#	2,611	85,092

Retirement/Aged Care — 0.0%
Five Star Senior Living, Inc.†	5,027	7,541

Rubber/Plastic Products — 0.3%
Proto Labs, Inc.†	10,990	1,057,238

Savings & Loans/Thrifts — 1.1%
Atlantic Coast Financial Corp.†#	20,000	192,000
Beneficial Bancorp, Inc.	21,865	370,612
Capitol Federal Financial, Inc.	21,840	307,070
Clifton Bancorp, Inc.	6,200	107,322
Entegra Financial Corp.†	6,000	174,000
ESSA Bancorp, Inc.	9,000	143,460
First Financial Northwest, Inc.	10,000	169,500
Home Bancorp, Inc.	3,600	154,080
Investors Bancorp, Inc.	26,600	379,582
Lake Shore Bancorp, Inc.	10,000	166,900
Malvern Bancorp, Inc.†	3,800	102,410
Meridian Bancorp, Inc.	16,672	335,941
Pacific Premier Bancorp, Inc.†	8,300	328,680
Provident Financial Holdings, Inc.	6,714	129,312
SI Financial Group, Inc.	8,500	128,350
Southern Missouri Bancorp, Inc.	5,000	201,200
Wayne Savings Bancshares, Inc.	3,900	70,200
WSFS Financial Corp.	4,600	232,760

		3,693,379

Schools — 0.2%
American Public Education, Inc.†	6,472	173,773
Bridgepoint Education, Inc.†	14,500	132,385
Bright Horizons Family Solutions, Inc.†	2,300	204,585
Lincoln Educational Services Corp.†	20,000	43,600
Universal Technical Institute, Inc.†	37,000	136,160

		690,503

Security Services — 0.2%
Brink’s Co.	8,600	695,310

Seismic Data Collection — 0.1%
Dawson Geophysical Co.†	33,264	162,994
Geospace Technologies Corp.†	8,900	130,296

		293,290

Semiconductor Components - Integrated Circuits — 0.0%
Sigma Designs, Inc.†	25,000	146,250

Semiconductor Equipment — 1.2%
Cabot Microelectronics Corp.	34,038	3,278,540
Entegris, Inc.	8,400	254,520
MKS Instruments, Inc.	2,000	188,600

		3,721,660

Specified Purpose Acquisitions — 0.1%
J2 Acquisition, Ltd.†*	27,696	268,651

Steel Pipe & Tube — 0.3%
Mueller Water Products, Inc., Class A	28,600	357,214
Valmont Industries, Inc.	3,748	647,654

		1,004,868

184

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Steel - Producers — 0.1%
Commercial Metals Co.	9,900	$196,416
Friedman Industries, Inc.	10,000	56,700
Shiloh Industries, Inc.†	13,600	116,144

		369,260

Storage/Warehousing — 0.0%
Williams Scotsman Corp.†	8,100	85,050

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†#	40,000	133,200

Telecom Equipment - Fiber Optics — 0.1%
Clearfield, Inc.†	10,000	146,000
KVH Industries, Inc.†	14,357	155,056

		301,056

Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.	1	14
GTT Communications, Inc.†#	4,000	161,800
Hawaiian Telcom Holdco, Inc.†	5,900	186,145

		347,959

Telecommunication Equipment — 0.1%
Aware, Inc.†	14,500	68,150
Communications Systems, Inc.	30,000	114,600
Wireless Telecom Group, Inc.†	68,200	165,726

		348,476

Telephone - Integrated — 0.1%
Alaska Communications Systems Group, Inc.†	77,000	160,930

Textile - Apparel — 0.0%
Tandy Leather Factory, Inc.†	15,000	111,000

Textile - Products — 0.0%
Dixie Group, Inc.†	10,000	40,500

Theaters — 0.8%
Cinemark Holdings, Inc.#	69,645	2,514,881

Therapeutics — 0.1%
Actinium Pharmaceuticals, Inc.†#	32,100	22,133
Aquinox Pharmaceuticals, Inc.†	3,483	36,780
CorMedix, Inc.†#	40,000	23,596
Egalet Corp.†#	25,000	33,000
Histogenics Corp.†	50,000	99,500
Oncobiologics, Inc.†	25,000	30,750
Xencor, Inc.†#	7,738	167,992
Zafgen, Inc.†	15,000	58,650

		472,401

Transport - Equipment & Leasing — 0.1%
General Finance Corp.†	10,034	63,214
Willis Lease Finance Corp.†	7,000	183,680

		246,894

Transport - Marine — 0.0%
Overseas Shipholding Group, Inc., Class A†	35,000	102,200

Transport - Services — 0.2%
Matson, Inc.	13,700	399,629
Radiant Logistics, Inc.†	37,800	181,818

		581,447

Transport - Truck — 1.4%
Knight-Swift Transportation Holdings, Inc.#	36,576	1,561,064
Landstar System, Inc.	20,627	2,128,706
P.A.M. Transportation Services, Inc.†	1,357	52,082
Patriot Transportation Holding, Inc.†	5,000	87,500
Saia, Inc.†	5,258	345,976

Security Description	Shares	Value (Note 2)

Transport - Truck (continued)
Schneider National, Inc., Class B#	10,588	$277,723
XPO Logistics, Inc.†#	1	79

		4,453,130

Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	7,947	74,304

Vitamins & Nutrition Products — 0.0%
Natural Grocers by Vitamin Cottage, Inc.†#	14,000	110,040

Water — 0.2%
California Water Service Group	12,100	551,760
Middlesex Water Co.	196	9,040

		560,800

Water Treatment Systems — 0.2%
Evoqua Water Technologies Corp.†	31,400	679,496

Web Hosting/Design — 0.8%
Q2 Holdings, Inc.†	53,432	2,236,129
Wix.com, Ltd.†#	5,900	323,910

		2,560,039

Web Portals/ISP — 0.0%
Synacor, Inc.†	44,000	107,800

Wireless Equipment — 0.1%
ID Systems, Inc.†	22,000	151,800
TESSCO Technologies, Inc.	5,900	100,300

		252,100

Total Common Stocks
(cost $264,908,737)		315,018,948

CONVERTIBLE PREFERRED SECURITIES — 0.2%
E-Commerce/Services — 0.1%
Farmers Business Network, Inc.†(1)(4)(5)	8,287	153,012
Vroom, Inc. Series F†(1)(4)(5)	5,863	100,009

		253,021

Enterprise Software/Service — 0.0%
Plex Systems, Inc., Series B†(1)(4)(5)	50,422	80,675

Food - Retail — 0.1%
Roofoods, Ltd. Series F†(1)(4)(5)	618	218,506

Total Convertible Preferred Securities
(cost $587,210)		552,202

WARRANTS† — 0.0%
Food - Confectionery — 0.0%
Simply Good Foods Co. Expires 07/07/2022 (strike price $11.50)	4,766	15,061

Specified Purpose Acquisitions — 0.0%
J2 Acquisition, Ltd. Expires 10/10/2020 (strike price $11.50)	27,696	11,632

Total Warrants
(cost $9,854)		26,693

Total Long-Term Investment Securities
(cost $265,505,801)		315,597,843

SHORT-TERM INVESTMENT SECURITIES — 7.6%
Registered Investment Companies — 7.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.99%(3)	491,305	491,305

185

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Registered Investment Companies (continued)
State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(2)(3)	23,409,983	$23,409,983
T. Rowe Price Government Reserve Fund 1.13%(3)	647,916	647,916

Total Short-Term Investment Securities
(cost $24,549,204)		24,549,204

REPURCHASE AGREEMENTS — 1.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 11/30/2017, to be repurchased 12/01/2017 in the amount of $6,060,020 collateralized by $5,780,000 of United States Treasury Bonds, bearing interest at 3.13% due 08/15/2044 and having an approximate value of $6,182,334 (cost $6,060,000)	$6,060,000	6,060,000

TOTAL INVESTMENTS
(cost $296,115,005)(6)	107.1%	346,207,047
Liabilities in excess of other assets	(7.1)	(22,876,843)

NET ASSETS	100.0%	$323,330,204

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2017, the aggregate value of these securities was $268,651 representing 0.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Securities classified as Level 3 (see Note 2).
(2)	At November 30, 2017, the Fund had loaned securities with a total value of $70,393,050. This was secured by collateral of $23,409,983, which was received in cash and subsequently invested in short-term investments currently valued at $23,409,983 as reported in the Portfolio of Investments. Additional collateral of $48,451,001 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$3,634,811
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	1,902,893
Government National Mtg. Assoc.	2.50% to 3.50%	06/20/2045 to 11/20/2046	3,648,793
United States Treasury Bills	0.00%	12/14/2017 to 07/19/2018	2,882,991
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2017 to 02/15/2047	36,381,513
(3)	The rate shown is the 7-day yield as of November 30, 2017.
(4)	Illiquid security. At November 30, 2017, the aggregate value of these securities was $1,833,397 representing 0.6% of net assets.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2017, the Fund held the following restricted securities:

Description	Acqui sition Date	Shares/ Principal Amount	Acqui sition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
CarGurus, Inc. Lockup	07/07/2015	20,286	$148,442	$568,131	$28.01	0.18%
DLP Payments Holdings, Ltd.	07/10/2017	132	124,794	124,794	945.41	0.04
MongoDB, Inc. Class B	10/20/2017	2,237	74,840	60,631	27.10	0.02
SurveyMonkey, Inc.	11/25/2014	5,062	83,270	45,887	9.07	0.01
Venture Global LNG, Inc.	05/25/2017	28	99,904
	10/16/2017	27	101,817

		55	201,721	207,405	3,771	0.06

Convertible Preferred Securities
Farmers Business Network, Inc.	11/03/2017	8,287	153,012	153,012	18.46	0.05
Plex Systems, Inc., Series B	06/09/2014	50,422	115,683	80,675	1.60	0.02
Roofoods, Ltd., Series F	09/12/2017	618	218,506	218,506	353.57	0.07
Vroom, Inc., Series F	06/30/2017	5,863	100,009	100,009	17.06	0.03

				$1,559,050		0.48%

(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

186

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Software	$6,140,348	$60,631		$—	$6,200,979
E-Commerce/Services	3,791,073	568,131		45,887	4,405,091
Finance - Other Services	1,009,904	—		124,794	1,134,698
Oil Companies - Exploration & Production	4,556,470	—		207,405	4,763,875
Other Industries	298,389,433	124,872	**	—	298,514,305
Convertible Preferred Securities	—	—		552,202	552,202
Warrants	26,693	—		—	26,693
Short-Term Investment Securities	24,549,204	—		—	24,549,204
Repurchase Agreements	—	6,060,000		—	6,060,000

Total Investments at Value	$338,463,125	$6,813,634		$930,288	$346,207,047

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

187

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

Banks — Commercial	9.4%
Registered Investment Companies	7.4
Real Estate Investment Trusts	7.0
Medical — Biomedical/Gene	4.3
Repurchase Agreements	2.7
Medical — Drugs	2.1
Savings & Loans/Thrifts	1.9
Electric — Integrated	1.6
Retail — Restaurants	1.5
Medical Products	1.5
Computer Services	1.3
Chemicals — Specialty	1.3
Oil Companies — Exploration & Production	1.2
Electronic Components — Semiconductors	1.2
Gas — Distribution	1.2
Insurance — Property/Casualty	1.2
Building & Construction Products — Misc.	1.0
Applications Software	1.0
Electronic Components — Misc.	1.0
Medical Instruments	0.9
Semiconductor Equipment	0.9
Auto/Truck Parts & Equipment — Original	0.9
Aerospace/Defense — Equipment	0.9
Enterprise Software/Service	0.8
Human Resources	0.8
Distribution/Wholesale	0.8
Building — Residential/Commercial	0.8
Diversified Manufacturing Operations	0.8
Retail — Apparel/Shoe	0.8
Computer Software	0.8
Oil — Field Services	0.8
Finance — Investment Banker/Broker	0.7
Transport — Truck	0.7
Food — Misc./Diversified	0.7
E-Commerce/Services	0.7
Drug Delivery Systems	0.7
U.S. Government Treasuries	0.7
Insurance — Life/Health	0.7
Building — Heavy Construction	0.6
Computers — Integrated Systems	0.6
Data Processing/Management	0.6
Commercial Services	0.6
Financial Guarantee Insurance	0.6
Metal Processors & Fabrication	0.6
Machinery — General Industrial	0.5
Schools	0.5
Semiconductor Components — Integrated Circuits	0.5
Therapeutics	0.5
Investment Management/Advisor Services	0.5
Building & Construction — Misc.	0.5
Rental Auto/Equipment	0.5
Wireless Equipment	0.5
Medical Information Systems	0.5
Telecom Equipment — Fiber Optics	0.5
Commercial Services — Finance	0.5
Food — Wholesale/Distribution	0.4
Printing — Commercial	0.4
Transport — Marine	0.4
Footwear & Related Apparel	0.4
Power Converter/Supply Equipment	0.4
Medical — Outpatient/Home Medical	0.4
Office Furnishings — Original	0.4
Retail — Automobile	0.4
Patient Monitoring Equipment	0.4
Water	0.4
Telecom Services	0.4
Insurance — Multi-line	0.4
Electronic Measurement Instruments	0.4
Chemicals — Diversified	0.4

Medical — HMO	0.3
Electronic Parts Distribution	0.3
Instruments — Controls	0.3
Building Products — Doors & Windows	0.3
Miscellaneous Manufacturing	0.3
Steel — Producers	0.3
Engineering/R&D Services	0.3
Racetracks	0.3
Airlines	0.3
Television	0.3
Finance — Consumer Loans	0.3
Retail — Discount	0.3
Insurance — Reinsurance	0.3
Consulting Services	0.3
Networking Products	0.3
Internet Security	0.3
Electric Products — Misc.	0.3
E-Commerce/Products	0.3
Hotels/Motels	0.3
Oil & Gas Drilling	0.3
Rubber/Plastic Products	0.3
Consumer Products — Misc.	0.3
Wire & Cable Products	0.3
Physical Therapy/Rehabilitation Centers	0.3
Independent Power Producers	0.3
Energy — Alternate Sources	0.3
Aerospace/Defense	0.3
Coal	0.3
Disposable Medical Products	0.3
Finance — Mortgage Loan/Banker	0.3
Computers — Other	0.3
Retail — Misc./Diversified	0.3
Oil Field Machinery & Equipment	0.2
Recreational Vehicles	0.2
Telephone — Integrated	0.2
Chemicals — Plastics	0.2
Casino Hotels	0.2
Retail — Home Furnishings	0.2
Paper & Related Products	0.2
Computer Aided Design	0.2
Transactional Software	0.2
Machine Tools & Related Products	0.2
Internet Content — Information/News	0.2
Security Services	0.2
Publishing — Periodicals	0.2
Auto/Truck Parts & Equipment — Replacement	0.2
Veterinary Diagnostics	0.2
Internet Application Software	0.2
Lasers — System/Components	0.2
Broadcast Services/Program	0.2
Steel Pipe & Tube	0.2
Publishing — Newspapers	0.2
Casino Services	0.2
Internet Telephone	0.2
Diagnostic Equipment	0.2
Oil Refining & Marketing	0.2
Gambling (Non-Hotel)	0.2
Retail — Building Products	0.2
Transport — Equipment & Leasing	0.2
Building Products — Wood	0.2
Web Hosting/Design	0.2
Retail — Pawn Shops	0.2
Diversified Minerals	0.2
Educational Software	0.2
Resorts/Theme Parks	0.2
Transport — Services	0.2
Real Estate Management/Services	0.2
Medical — Hospitals	0.2
Building Products — Light Fixtures	0.2

188

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited) — (continued)

Industry Allocation* (continued)

Telecommunication Equipment	0.2%
Tobacco	0.2
Apparel Manufacturers	0.2
Non-Hazardous Waste Disposal	0.2
Poultry	0.2
Internet Connectivity Services	0.2
Machinery — Pumps	0.2
Containers — Paper/Plastic	0.1
Home Furnishings	0.1
Health Care Cost Containment	0.1
Real Estate Operations & Development	0.1
Building — Mobile Home/Manufactured Housing	0.1
Firearms & Ammunition	0.1
Batteries/Battery Systems	0.1
Finance — Other Services	0.1
Medical Labs & Testing Services	0.1
Environmental Monitoring & Detection	0.1
Environmental Consulting & Engineering	0.1
Precious Metals	0.1
Computer Data Security	0.1
Auto — Heavy Duty Trucks	0.1
Transport — Air Freight	0.1
Recreational Centers	0.1
Communications Software	0.1
Beverages — Non-alcoholic	0.1
Diagnostic Kits	0.1
Medical — Nursing Homes	0.1
Linen Supply & Related Items	0.1
Steel — Specialty	0.1
Satellite Telecom	0.1
Private Equity	0.1
Building — Maintenance & Services	0.1
Machinery — Electrical	0.1
Quarrying	0.1
Multimedia	0.1
Auction Houses/Art Dealers	0.1
Building Products — Cement	0.1
Pipelines	0.1
Metal — Aluminum	0.1
Medical — Generic Drugs	0.1
Metal Products — Distribution	0.1
Golf	0.1
Respiratory Products	0.1
Publishing — Books	0.1
Funeral Services & Related Items	0.1
Machinery — Farming	0.1
Research & Development	0.1
Diversified Operations	0.1
Banks — Super Regional	0.1
Machinery — Construction & Mining	0.1
Appliances	0.1
Finance — Credit Card	0.1
Storage/Warehousing	0.1
Metal — Iron	0.1
Rubber — Tires	0.1
Food — Confectionery	0.1
Computers — Periphery Equipment	0.1
Agricultural Operations	0.1
Food — Retail	0.1
Circuit Boards	0.1
Computers — Memory Devices	0.1
Brewery	0.1
Computers	0.1
Identification Systems	0.1
Motion Pictures & Services	0.1
Finance — Commercial	0.1
Food — Canned	0.1
Containers — Metal/Glass	0.1
Banks — Fiduciary	0.1

X-Ray Equipment	0.1
Retail — Office Supplies	0.1
Vitamins & Nutrition Products	0.1
Medical Imaging Systems	0.1
Auto Repair Centers	0.1
Building Products — Air & Heating	0.1
E-Marketing/Info	0.1
Cosmetics & Toiletries	0.1
Theaters	0.1
Office Supplies & Forms	0.1
Finance — Leasing Companies	0.1
Retail — Pet Food & Supplies	0.1
Hazardous Waste Disposal	0.1
Athletic Equipment	0.1
Banks — Mortgage	0.1
Bicycle Manufacturing	0.1
B2B/E-Commerce	0.1
Metal Products — Fasteners	0.1
Audio/Video Products	0.1
Auto — Truck Trailers	0.1
Retail — Sporting Goods	0.1
Diversified Operations/Commercial Services	0.1
Medical — Wholesale Drug Distribution	0.1
Pharmacy Services	0.1
Non-Ferrous Metals	0.1
Internet Content — Entertainment	0.1
Investment Companies	0.1
Industrial Audio & Video Products	0.1
Retail — Major Department Stores	0.1
Food — Dairy Products	0.1
Computer Graphics	0.1
Engines — Internal Combustion	0.1
Web Portals/ISP	0.1

107.3%

*	Calculated as a percentage of net assets

189

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.5%
Advanced Materials — 0.0%
Core Molding Technologies, Inc.	4,372	$94,085

Advertising Agencies — 0.0%
MDC Partners, Inc., Class A†	33,106	384,030

Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A	21,276	99,997
Yext, Inc.†#	7,221	103,333

		203,330

Aerospace/Defense — 0.3%
Aerovironment, Inc.†	12,304	560,816
Cubic Corp.	15,039	931,666
Esterline Technologies Corp.†	15,598	1,105,118
Kratos Defense & Security Solutions, Inc.†#	42,676	445,111
National Presto Industries, Inc.	2,954	306,330

		3,349,041

Aerospace/Defense - Equipment — 0.9%
AAR Corp.	19,166	796,922
Aerojet Rocketdyne Holdings, Inc.†	41,192	1,297,136
Astronics Corp.†	12,773	529,952
Curtiss-Wright Corp.	26,338	3,271,180
Ducommun, Inc.†	6,270	175,372
Kaman Corp.	16,038	956,827
KLX, Inc.†	30,831	1,729,927
Moog, Inc., Class A†	18,986	1,596,913
Triumph Group, Inc.#	29,088	898,819

		11,253,048

Agricultural Biotech — 0.0%
Calyxt, Inc.†#	4,844	92,714

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†#	56,401	215,452

Agricultural Operations — 0.1%
Alico, Inc.#	1,851	59,324
Andersons, Inc.	16,072	519,126
Cadiz, Inc.†#	12,445	170,496
Limoneira Co.	7,114	180,411
Tejon Ranch Co.†	8,855	198,795

		1,128,152

Airlines — 0.3%
Allegiant Travel Co.#	7,809	1,186,968
Hawaiian Holdings, Inc.	31,580	1,362,677
SkyWest, Inc.	30,228	1,573,367

		4,123,012

Apparel Manufacturers — 0.2%
Columbia Sportswear Co.	17,389	1,222,621
Delta Apparel, Inc.†	4,128	83,592
Oxford Industries, Inc.	9,811	676,959
Sequential Brands Group, Inc.†#	23,669	41,894
Superior Uniform Group, Inc.	5,010	127,404

		2,152,470

Appliances — 0.1%
Hamilton Beach Brands Holding Co., Class A	4,852	138,670
iRobot Corp.†#	15,761	1,081,520

		1,220,190

Applications Software — 1.0%
Appfolio, Inc., Class A†	4,754	205,135
Bazaarvoice, Inc.†	49,661	270,652
Brightcove, Inc.†	20,201	149,487
Callidus Software, Inc.†	38,408	1,124,394

Security Description	Shares	Value (Note 2)

Applications Software (continued)
Ebix, Inc.#	14,317	$1,106,704
Five9, Inc.†	31,047	760,962
HubSpot, Inc.†#	20,050	1,623,048
MINDBODY, Inc., Class A†#	25,092	817,999
New Relic, Inc.†#	17,459	982,593
Park City Group, Inc.†#	7,790	85,690
PDF Solutions, Inc.†#	16,623	300,710
Progress Software Corp.	28,369	1,172,775
RealPage, Inc.†	34,960	1,585,436
Twilio, Inc., Class A†#	37,034	987,326
Upland Software, Inc.†	4,331	101,519
Verint Systems, Inc.†	37,259	1,630,081

		12,904,511

Athletic Equipment — 0.1%
Clarus Corp.†	12,237	94,225
Nautilus, Inc.†	17,993	235,708
Vista Outdoor, Inc.†	34,066	490,891

		820,824

Auction Houses/Art Dealers — 0.1%
B. Riley Financial, Inc.#	12,456	224,208
Sotheby’s†	22,695	1,169,473

		1,393,681

Audio/Video Products — 0.1%
Daktronics, Inc.	21,144	202,560
Universal Electronics, Inc.†#	8,415	446,836
VOXX International Corp.†	11,944	80,622

		730,018

Auto Repair Centers — 0.1%
Monro, Inc.#	18,900	953,505

Auto - Heavy Duty Trucks — 0.1%
Blue Bird Corp.†	4,327	84,377
Navistar International Corp.†	29,626	1,206,074
REV Group, Inc.#	13,543	369,859

		1,660,310

Auto - Truck Trailers — 0.1%
Wabash National Corp.#	35,454	714,398

Auto/Truck Parts & Equipment - Original — 0.9%
American Axle & Manufacturing Holdings, Inc.†	49,795	893,820
Cooper-Standard Holding, Inc.†	10,450	1,317,431
Dana, Inc.	86,639	2,862,553
Gentherm, Inc.†	21,824	785,664
Horizon Global Corp.†#	15,195	214,249
Meritor, Inc.†	49,898	1,246,452
Miller Industries, Inc.	6,563	183,108
Modine Manufacturing Co.†	29,440	674,176
Spartan Motors, Inc.	20,351	324,598
Superior Industries International, Inc.	14,671	245,006
Tenneco, Inc.	31,804	1,889,476
Titan International, Inc.	29,669	355,138
Tower International, Inc.	11,769	378,962

		11,370,633

Auto/Truck Parts & Equipment - Replacement — 0.2%
Commercial Vehicle Group, Inc.†	14,989	166,977
Dorman Products, Inc.†	16,320	1,114,819
Douglas Dynamics, Inc.	13,155	536,066
Motorcar Parts of America, Inc.†	11,127	289,970
Standard Motor Products, Inc.#	12,831	580,090

		2,687,922

190

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
B2B/E-Commerce — 0.1%
ePlus, Inc.†	7,823	$635,228
TechTarget, Inc.†	11,683	163,445

		798,673

Banks - Commercial — 9.4%
1st Source Corp.	9,599	493,869
Access National Corp.	8,847	260,544
ACNB Corp.	3,550	102,950
Allegiance Bancshares, Inc.†#	6,817	271,657
American National Bankshares, Inc.	4,865	200,195
Ameris Bancorp	21,631	1,072,898
Ames National Corp.	5,102	153,315
Arrow Financial Corp.#	7,055	259,624
Atlantic Capital Bancshares, Inc.†	12,434	213,865
BancFirst Corp.	10,006	568,341
Bancorp, Inc.†	29,291	283,244
BancorpSouth Bank	51,268	1,704,661
Bank of Commerce Holdings	9,224	111,610
Bank of Marin Bancorp	3,567	251,295
Bank of N.T. Butterfield & Son, Ltd.	32,044	1,274,710
Bankwell Financial Group, Inc.	3,574	126,126
Banner Corp.	19,628	1,130,377
Bar Harbor Bankshares	8,958	255,303
BCB Bancorp, Inc.	5,643	82,388
Blue Hills Bancorp, Inc.	14,193	303,021
Bridge Bancorp, Inc.	11,230	403,718
Bryn Mawr Bank Corp.	9,984	440,794
C&F Financial Corp.	1,946	116,760
Cadence BanCorp†	5,190	126,636
Camden National Corp.	9,116	416,510
Capital Bank Financial Corp., Class A#	17,323	723,235
Capital City Bank Group, Inc.	6,583	166,418
Capstar Financial Holdings, Inc.†#	5,130	112,552
Carolina Financial Corp.	8,573	331,346
Cass Information Systems, Inc.	6,485	441,693
Cathay General Bancorp, Class B	44,870	1,946,909
CenterState Banks, Inc.	32,125	871,551
Central Pacific Financial Corp.	17,756	571,743
Central Valley Community Bancorp	5,901	120,852
Century Bancorp, Inc., Class A	1,742	149,464
Chemical Financial Corp.	42,234	2,381,575
Chemung Financial Corp.	1,902	92,723
Citizens & Northern Corp.#	7,001	179,506
City Holding Co.	9,035	643,473
Civista Bancshares, Inc.#	5,909	133,898
CNB Financial Corp.	8,795	250,482
CoBiz Financial, Inc.	22,664	480,024
Codorus Valley Bancorp, Inc.	5,082	153,273
Columbia Banking System, Inc.	42,979	1,981,332
Commerce Union Bancshares, Inc.#	4,129	98,270
Community Bank System, Inc.	29,251	1,619,920
Community Financial Corp.#	2,357	84,522
Community Trust Bancorp, Inc.	9,171	456,257
ConnectOne Bancorp, Inc.	17,990	488,428
County Bancorp, Inc.	2,788	88,826
Customers Bancorp, Inc.†	16,788	454,955
CVB Financial Corp.#	61,686	1,516,859
DNB Financial Corp.	1,847	64,553
Eagle Bancorp, Inc.†	18,784	1,242,562
Enterprise Bancorp, Inc.	5,633	210,449
Enterprise Financial Services Corp.	13,421	607,300
Equity Bancshares, Inc., Class A†	6,345	219,347
Evans Bancorp, Inc.	2,752	122,602
Farmers & Merchants Bancorp, Inc.#	9,272	377,092
Farmers Capital Bank Corp.	4,381	180,497

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Farmers National Banc Corp.	15,005	$227,326
FB Financial Corp.†	7,701	326,907
FCB Financial Holdings, Inc., Class A†	20,971	1,108,317
Fidelity Southern Corp.	12,954	285,636
Financial Institutions, Inc.	8,282	273,720
First BanCorp	15,470	586,313
First BanCorp†	112,976	562,620
First BanCorp, Inc.	6,077	188,265
First Bancshares, Inc.	5,059	166,947
First Busey Corp.	22,596	719,231
First Business Financial Services, Inc.	4,899	114,490
First Citizens BancShares, Inc., Class A	4,418	1,884,233
First Commonwealth Financial Corp.	57,644	870,424
First Community Bancshares, Inc.	9,894	296,820
First Connecticut Bancorp, Inc.	8,398	222,967
First Financial Bancorp	36,705	1,040,587
First Financial Bankshares, Inc.#	37,788	1,793,041
First Financial Corp.	6,299	303,612
First Foundation, Inc.†	16,793	320,243
First Guaranty Bancshares, Inc.#	2,320	64,937
First Internet Bancorp	3,667	146,130
First Interstate BancSystem, Inc., Class A	15,295	607,211
First Merchants Corp.	24,410	1,069,158
First Mid-Illinois Bancshares, Inc.	5,986	241,056
First Midwest Bancorp, Inc.	60,832	1,518,975
First Northwest Bancorp†	5,994	107,293
First of Long Island Corp.	13,914	419,507
FNB Bancorp	3,158	114,856
Franklin Financial Network, Inc.†	7,017	245,244
Fulton Financial Corp.	102,167	1,941,173
German American Bancorp, Inc.	12,624	474,789
Glacier Bancorp, Inc.	45,804	1,834,450
Great Southern Bancorp, Inc.	6,466	349,487
Great Western Bancorp, Inc.	35,277	1,457,646
Green Bancorp, Inc.†	12,695	284,368
Guaranty Bancorp	13,988	406,351
Guaranty Bancshares, Inc.	1,202	36,829
Hancock Holding Co.	50,223	2,578,951
Hanmi Financial Corp.	18,776	596,138
HarborOne Bancorp, Inc.†	7,731	149,827
Heartland Financial USA, Inc.	14,627	738,663
Heritage Commerce Corp.	21,563	349,967
Heritage Financial Corp.	17,531	570,634
Hilltop Holdings, Inc.	44,662	1,110,744
Home BancShares, Inc.	93,834	2,233,249
HomeStreet, Inc.†	14,353	437,766
Hope Bancorp, Inc.	77,302	1,447,093
Horizon Bancorp	12,685	348,838
Howard Bancorp, Inc.†#	5,244	115,368
IBERIABANK Corp.	30,132	2,342,763
Independent Bank Corp. of Rockland Massachusetts	15,887	1,154,985
Independent Bank Corp.	12,101	271,062
International Bancshares Corp.	32,623	1,345,699
Investar Holding Corp.	4,867	114,131
Kearny Financial Corp.	50,595	748,806
Lakeland Bancorp, Inc.	26,732	558,699
Lakeland Financial Corp.	14,391	729,336
LCNB Corp.	5,281	110,901
LegacyTexas Financial Group, Inc.	28,155	1,178,850
Live Oak Bancshares, Inc.#	11,773	303,155
Macatawa Bank Corp.	15,470	157,485
MainSource Financial Group, Inc.	14,718	582,097
MB Financial, Inc.	48,273	2,247,108
MBT Financial Corp.	10,619	115,747
Mercantile Bank Corp.	9,598	356,182

191

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
Middlefield Banc Corp.	1,558	$70,422
Midland States Bancorp, Inc.	9,130	303,573
MidSouth Bancorp, Inc.	5,293	72,514
MidWestOne Financial Group, Inc.	6,648	241,788
National Bankshares, Inc.#	4,033	186,728
National Commerce Corp.†	6,269	259,850
NBT Bancorp, Inc.	25,422	987,390
Nicolet Bankshares, Inc.†	5,328	308,758
Northeast Bancorp	4,319	106,463
Northrim BanCorp, Inc.	4,037	151,186
Norwood Financial Corp.#	3,412	103,145
OFG Bancorp	25,767	252,517
Ohio Valley Banc Corp.#	2,431	96,511
Old Line Bancshares, Inc.	5,072	153,276
Old National Bancorp	80,037	1,460,675
Old Point Financial Corp.#	2,159	61,899
Old Second Bancorp, Inc.	17,229	231,730
Opus Bank†	12,350	344,565
Orrstown Financial Services, Inc.	4,416	111,725
Pacific Mercantile Bancorp†	9,212	88,435
Paragon Commercial Corp.†	2,505	143,436
Park National Corp.	7,960	894,386
Park Sterling Corp.	30,739	395,611
PCSB Financial Corp.†	10,778	212,650
Peapack Gladstone Financial Corp.	9,998	352,230
Penns Woods Bancorp, Inc.#	2,746	136,559
People’s Utah Bancorp	8,049	253,544
Peoples Bancorp of North Carolina, Inc.	2,517	88,447
Peoples Bancorp, Inc.	9,781	331,185
Peoples Financial Services Corp.	4,081	200,091
Preferred Bank	7,736	484,274
Premier Financial Bancorp, Inc.	5,604	111,912
Provident Bancorp, Inc.†	2,616	62,130
QCR Holdings, Inc.	7,220	327,788
Renasant Corp.	25,728	1,107,333
Republic Bancorp, Inc., Class A	5,737	244,167
Republic First Bancorp, Inc.†#	29,018	274,220
S&T Bancorp, Inc.	20,478	855,161
Sandy Spring Bancorp, Inc.	14,050	553,429
Seacoast Banking Corp. of Florida†	23,809	619,748
ServisFirst Bancshares, Inc.#	27,558	1,157,160
Shore Bancshares, Inc.	7,450	129,779
Sierra Bancorp	7,295	203,968
Simmons First National Corp., Class A	22,123	1,280,922
SmartFinancial, Inc.†#	4,266	94,791
South State Corp.	17,209	1,584,088
Southern First Bancshares, Inc.†	3,860	165,594
Southern National Bancorp of Virginia, Inc.	11,005	187,855
Southside Bancshares, Inc.	16,499	597,264
State Bank Financial Corp.	22,349	680,304
Stock Yards Bancorp, Inc.	13,000	517,400
Summit Financial Group, Inc.	6,501	174,682
Sun Bancorp, Inc.	6,394	163,367
Sunshine Bancorp, Inc.†	4,389	105,248
Texas Capital Bancshares, Inc.†#	29,686	2,682,130
Tompkins Financial Corp.#	8,720	772,243
Towne Bank	33,685	1,128,447
TriCo Bancshares	12,170	511,505
TriState Capital Holdings, Inc.†	13,304	321,957
Triumph Bancorp, Inc.†	9,142	303,972
TrustCo Bank Corp.	55,041	514,633
Trustmark Corp.	40,196	1,364,252
Two River Bancorp#	4,291	78,482
UMB Financial Corp.	26,971	2,027,140
Umpqua Holdings Corp.	131,975	2,917,967

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Union Bankshares Corp.	25,710	$969,010
United Bankshares, Inc.#	59,599	2,237,942
United Community Banks, Inc.	42,143	1,211,190
United Security Bancshares	7,756	76,009
Unity Bancorp, Inc.	4,593	95,305
Univest Corp. of Pennsylvania	15,462	434,482
Valley National Bancorp	153,898	1,831,386
Veritex Holdings, Inc.†	8,525	237,166
Washington Trust Bancorp, Inc.	8,931	507,727
WashingtonFirst Bankshares, Inc.	5,813	198,514
WesBanco, Inc.	25,080	1,055,116
West Bancorporation, Inc.	9,460	253,055
Westamerica Bancorporation#	15,164	937,590
Western New England Bancorp, Inc.	16,472	176,250
Wintrust Financial Corp.	33,050	2,771,242
Xenith Bankshares, Inc.†	3,056	107,418

		121,800,305

Banks - Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	49,667	812,056
Parke Bancorp, Inc.#	3,408	71,227
Union Bankshares, Inc.	2,319	117,573

		1,000,856

Banks - Mortgage — 0.1%
Walker & Dunlop, Inc.†	16,533	814,746

Banks - Super Regional — 0.1%
Independent Bank Group, Inc.	10,515	724,484
National Bank Holdings Corp., Class A	14,822	502,910

		1,227,394

Batteries/Battery Systems — 0.1%
EnerSys	26,005	1,796,685

Beverages - Non-alcoholic — 0.1%
Coca-Cola Bottling Co. Consolidated	2,803	604,635
National Beverage Corp.#	6,995	763,295
Primo Water Corp.†	15,075	197,633

		1,565,563

Beverages - Wine/Spirits — 0.0%
MGP Ingredients, Inc.#	7,688	571,603

Bicycle Manufacturing — 0.1%
Fox Factory Holding Corp.†	20,871	813,969

Brewery — 0.1%
Boston Beer Co., Inc., Class A†#	5,291	951,586
Craft Brew Alliance, Inc.†	7,555	146,945

		1,098,531

Broadcast Services/Program — 0.2%
Hemisphere Media Group, Inc.†#	9,291	104,059
MSG Networks, Inc., Class A†	35,687	637,013
TiVo Corp.	69,938	1,244,896
World Wrestling Entertainment, Inc., Class A#	22,791	649,316

		2,635,284

Building & Construction Products - Misc. — 1.0%
American Woodmark Corp.†	8,401	836,740
Armstrong Flooring, Inc.†	13,886	243,283
Builders FirstSource, Inc.†	57,636	1,175,774
Caesarstone, Ltd.†	13,508	336,349
Forterra, Inc.†#	11,117	109,391
Gibraltar Industries, Inc.†	18,915	622,304
Louisiana-Pacific Corp.†	86,662	2,392,738
NCI Building Systems, Inc.†	23,817	397,744

192

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building & Construction Products - Misc. (continued)
Patrick Industries, Inc.†	9,640	$975,568
Ply Gem Holdings, Inc.†	13,216	235,245
Quanex Building Products Corp.	20,456	447,986
Simpson Manufacturing Co., Inc.	24,556	1,472,623
Summit Materials, Inc., Class A†	63,773	1,961,657
Trex Co., Inc.†	17,600	2,072,576

		13,279,978

Building & Construction - Misc. — 0.5%
Aegion Corp.†	19,810	547,350
Comfort Systems USA, Inc.	21,950	942,752
EMCOR Group, Inc.	35,123	2,836,885
Hill International, Inc.†	20,321	115,830
IES Holdings, Inc.†	5,164	91,661
MYR Group, Inc.†	9,519	338,496
TopBuild Corp.†	21,990	1,495,100

		6,368,074

Building Products - Air & Heating — 0.1%
AAON, Inc.	24,677	899,477

Building Products - Cement — 0.1%
Continental Building Products, Inc.†	23,537	656,682
US Concrete, Inc.†#	9,073	733,552

		1,390,234

Building Products - Doors & Windows — 0.3%
Apogee Enterprises, Inc.	16,862	843,606
Griffon Corp.	17,461	407,714
JELD-WEN Holding, Inc.†	32,199	1,259,303
Masonite International Corp.†	17,730	1,305,814
PGT Innovations , Inc.†	28,822	471,240

		4,287,677

Building Products - Light Fixtures — 0.2%
Cree, Inc.†	58,190	2,068,072
LSI Industries, Inc.	14,436	100,908

		2,168,980

Building Products - Wood — 0.2%
Boise Cascade Co.	23,045	887,232
Universal Forest Products, Inc.	35,748	1,399,892

		2,287,124

Building - Heavy Construction — 0.6%
Chicago Bridge & Iron Co. NV#	60,035	979,771
Dycom Industries, Inc.†#	18,169	1,950,806
Granite Construction, Inc.	23,651	1,569,717
Layne Christensen Co.†#	10,750	139,428
MasTec, Inc.†	39,667	1,779,065
Orion Group Holdings, Inc.†	16,133	125,353
Primoris Services Corp.	23,491	657,513
Sterling Construction Co., Inc.†	15,389	263,921
Tutor Perini Corp.†	22,282	561,506
Willbros Group, Inc.†	26,108	34,463

		8,061,543

Building - Maintenance & Services — 0.1%
ABM Industries, Inc.	33,312	1,425,754

Building - Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	5,090	779,534
Winnebago Industries, Inc.	18,768	1,027,548

		1,807,082

Building - Residential/Commercial — 0.8%
AV Homes, Inc.†#	7,252	133,074

Security Description	Shares	Value (Note 2)

Building - Residential/Commercial (continued)
Beazer Homes USA, Inc.†	18,629	$394,190
Century Communities, Inc.†	11,371	356,481
Green Brick Partners, Inc.†	13,731	165,458
Hovnanian Enterprises, Inc., Class A†#	73,591	209,734
Installed Building Products, Inc.†	12,851	990,169
KB Home#	49,992	1,567,749
LGI Homes, Inc.†#	10,299	723,093
M/I Homes, Inc.†	14,207	514,435
MDC Holdings, Inc.	24,780	887,620
Meritage Homes Corp.†	22,936	1,260,333
New Home Co., Inc.†	7,354	84,792
PICO Holdings, Inc.	13,236	173,392
Taylor Morrison Home Corp., Class A†	41,869	1,011,555
TRI Pointe Group, Inc.†	88,743	1,608,023
William Lyon Homes, Class A†#	14,202	423,788

		10,503,886

Cable/Satellite TV — 0.0%
Global Eagle Entertainment, Inc.†#	30,422	83,052
WideOpenWest, Inc.†#	11,476	114,760

		197,812

Capacitors — 0.0%
KEMET Corp.†	27,218	419,702

Casino Hotels — 0.2%
Boyd Gaming Corp.#	49,500	1,578,555
Caesars Entertainment Corp.†	81,327	1,077,583
Century Casinos, Inc.†	12,584	113,885
Monarch Casino & Resort, Inc.†	6,446	302,511

		3,072,534

Casino Services — 0.2%
Eldorado Resorts, Inc.†#	27,469	840,551
Scientific Games Corp., Class A†	31,706	1,669,321

		2,509,872

Cellular Telecom — 0.0%
ATN International, Inc.	6,320	377,683

Chemicals - Diversified — 0.4%
Aceto Corp.	17,496	185,633
AdvanSix, Inc.†	17,848	768,356
Codexis, Inc.†	24,291	167,608
Innophos Holdings, Inc.	11,525	533,953
Innospec, Inc.	14,275	1,019,235
Koppers Holdings, Inc.†	12,290	613,271
Quaker Chemical Corp.#	7,740	1,275,397

		4,563,453

Chemicals - Fibers — 0.0%
Rayonier Advanced Materials, Inc.#	25,537	479,840

Chemicals - Other — 0.0%
American Vanguard Corp.	17,103	340,350

Chemicals - Plastics — 0.2%
A. Schulman, Inc.	17,020	645,909
Landec Corp.†	16,001	200,013
PolyOne Corp.	48,501	2,241,231

		3,087,153

Chemicals - Specialty — 1.3%
AgroFresh Solutions, Inc.†	13,123	79,788
Balchem Corp.	18,872	1,646,959
Calgon Carbon Corp.	30,103	650,225
CSW Industrials, Inc.†	8,627	414,959
Ferro Corp.†	49,885	1,264,585

193

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Chemicals - Specialty (continued)
GCP Applied Technologies, Inc.†	42,722	$1,399,145
H.B. Fuller Co.	30,053	1,700,098
Hawkins, Inc.	5,741	220,167
Ingevity Corp.†	25,341	2,016,890
KMG Chemicals, Inc.	5,496	298,927
Kraton Corp.†	17,856	840,125
Minerals Technologies, Inc.	20,943	1,517,320
Oil-Dri Corp. of America	2,987	134,684
OMNOVA Solutions, Inc.†	25,733	275,343
Sensient Technologies Corp.	26,384	2,045,552
Stepan Co.	11,890	988,178
Tronox, Ltd., Class A	50,191	1,148,872
Valhi, Inc.	15,061	101,662

		16,743,479

Circuit Boards — 0.1%
Park Electrochemical Corp.	11,470	219,077
TTM Technologies, Inc.†	55,038	898,771

		1,117,848

Coal — 0.3%
Arch Coal, Inc., Class A	13,055	1,077,821
Cloud Peak Energy, Inc.†	44,045	182,346
Hallador Energy Co.	9,554	62,674
NACCO Industries, Inc., Class A	2,426	106,259
Peabody Energy Corp.†	36,718	1,223,077
Ramaco Resources, Inc.†#	3,610	17,148
SunCoke Energy, Inc.†	38,372	437,057
Warrior Met Coal, Inc.	10,028	222,822
Westmoreland Coal Co.†#	11,021	12,674

		3,341,878

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	13,511	377,092

Coffee — 0.0%
Farmer Bros. Co.†	5,173	176,917

Commercial Services — 0.6%
Acacia Research Corp.†	29,474	123,791
Care.com, Inc.†	7,995	151,665
Collectors Universe, Inc.	4,460	128,849
Emerald Expositions Events, Inc.#	9,327	208,459
Healthcare Services Group, Inc.#	42,450	2,204,429
HMS Holdings Corp.†	49,957	825,789
Medifast, Inc.	6,312	432,561
National Research Corp., Class A	5,638	191,410
Nutrisystem, Inc.	17,693	897,920
Pendrell Corp.†	7,129	49,048
RPX Corp.	26,907	354,903
ServiceSource International, Inc.†	45,137	129,543
SP Plus Corp.†	10,365	406,308
Team, Inc.†#	17,431	239,676
Weight Watchers International, Inc.†	16,674	734,823

		7,079,174

Commercial Services - Finance — 0.5%
Cardtronics PLC, Class A†	27,153	508,576
CBIZ, Inc.†	30,461	449,300
CPI Card Group, Inc.#	12,171	10,713
Everi Holdings, Inc.†	37,930	309,129
EVERTEC, Inc.	36,034	500,873
Green Dot Corp., Class A†	27,228	1,682,690
LendingTree, Inc.†#	3,794	1,145,598
Liberty Tax, Inc.	4,083	48,792
MoneyGram International, Inc.†#	17,337	246,879

Security Description	Shares	Value (Note 2)

Commercial Services - Finance (continued)
Travelport Worldwide, Ltd.	73,956	$990,271

		5,892,821

Communications Software — 0.1%
BroadSoft, Inc.†#	18,298	1,006,390
Digi International, Inc.†	15,758	161,520
pdvWireless, Inc.†#	5,630	183,819
Ribbon Communications, Inc.†	28,271	219,666

		1,571,395

Computer Aided Design — 0.2%
Aspen Technology, Inc.†	44,728	2,993,198

Computer Data Security — 0.1%
Qualys, Inc.†	18,705	1,101,725
Varonis Systems, Inc.†	11,397	573,269

		1,674,994

Computer Graphics — 0.1%
Monotype Imaging Holdings, Inc.	24,774	624,305

Computer Services — 1.3%
Barracuda Networks, Inc.†	14,989	414,446
CACI International, Inc., Class A†	14,546	1,919,345
Carbonite, Inc.†	14,718	353,968
Cogint, Inc.†#	12,055	51,234
Convergys Corp.	55,983	1,381,660
DMC Global, Inc.	8,404	169,341
Engility Holdings, Inc.†	10,745	313,646
EPAM Systems, Inc.†	29,290	2,971,178
ExlService Holdings, Inc.†	19,495	1,196,603
Insight Enterprises, Inc.†	21,218	827,502
KeyW Holding Corp.†#	28,704	157,585
MAXIMUS, Inc.	38,263	2,643,208
Presidio, Inc.†	11,317	174,734
Science Applications International Corp.	26,093	1,936,101
SecureWorks Corp., Class A†#	4,815	47,283
StarTek, Inc.†	6,052	59,310
Sykes Enterprises, Inc.†	23,364	743,442
Syntel, Inc.†	19,691	504,286
TeleTech Holdings, Inc.	8,272	335,016
Unisys Corp.†#	29,989	232,415
Virtusa Corp.†	16,482	763,941

		17,196,244

Computer Software — 0.8%
Avid Technology, Inc.†#	19,906	133,967
Blackbaud, Inc.	28,409	2,796,866
Box, Inc., Class A†	46,786	983,910
Cloudera, Inc.†	8,304	131,452
CommerceHub, Inc., Series A†	8,178	186,949
CommerceHub, Inc., Series C†	17,315	371,580
Cornerstone OnDemand, Inc.†#	31,020	1,146,809
Envestnet, Inc.†	25,660	1,261,189
j2 Global, Inc.	27,681	2,088,808
Planet Payment, Inc.†	25,141	113,135
Simulations Plus, Inc.	6,512	101,262
Tintri, Inc.†#	5,988	31,916
Veritone, Inc.†#	1,504	36,036
Workiva, Inc.†	14,791	321,704

		9,705,583

Computers — 0.1%
Nutanix, Inc., Class A†#	33,481	1,098,177

Computers - Integrated Systems — 0.6%
Agilysys, Inc.†	9,134	111,800

194

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computers - Integrated Systems (continued)
Cray, Inc.†	23,888	$543,452
Diebold Nixdorf, Inc.#	45,027	864,518
Maxwell Technologies, Inc.†#	21,489	119,479
Mercury Systems, Inc.†	27,913	1,456,780
MTS Systems Corp.	10,010	559,559
NetScout Systems, Inc.†	51,043	1,584,885
Radisys Corp.†	21,955	16,390
Silver Spring Networks, Inc.†	24,900	400,143
Super Micro Computer, Inc.†	23,208	511,736
USA Technologies, Inc.†	23,199	201,831
VeriFone Systems, Inc.†#	66,356	1,150,613

		7,521,186

Computers - Memory Devices — 0.1%
Pure Storage, Inc., Class A†#	55,436	1,024,457
Quantum Corp.†	16,669	86,512

		1,110,969

Computers - Other — 0.3%
3D Systems Corp.†#	65,096	574,798
ExOne Co.†#	6,628	80,795
Lumentum Holdings, Inc.†#	36,312	1,962,664
Stratasys, Ltd.†	29,772	648,434

		3,266,691

Computers - Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	27,585	848,515
Immersion Corp.†#	17,341	131,965
Mitek Systems, Inc.†	18,369	165,321

		1,145,801

Computers - Voice Recognition — 0.0%
Vocera Communications, Inc.†	16,657	488,050

Consulting Services — 0.3%
CRA International, Inc.	4,972	224,735
Forrester Research, Inc.	5,985	278,003
Franklin Covey Co.†	5,782	116,218
FTI Consulting, Inc.†	24,535	1,055,250
Hackett Group, Inc.	14,243	232,588
Huron Consulting Group, Inc.†	13,057	534,031
ICF International, Inc.†	10,679	577,200
Information Services Group, Inc.†	19,305	87,259
Navigant Consulting, Inc.†	28,090	539,047
Vectrus, Inc.†	6,515	209,979

		3,854,310

Consumer Products - Misc. — 0.3%
Central Garden & Pet Co.†	6,290	249,273
Central Garden & Pet Co., Class A†	21,020	810,741
CSS Industries, Inc.	5,313	144,779
Helen of Troy, Ltd.†	16,241	1,451,946
WD-40 Co.#	8,231	982,781

		3,639,520

Containers - Metal/Glass — 0.1%
Greif, Inc., Class A#	15,211	830,064
Greif, Inc., Class B	3,350	208,873

		1,038,937

Containers - Paper/Plastic — 0.1%
KapStone Paper and Packaging Corp.	51,798	1,151,470
Multi-Color Corp.	8,141	622,786
UFP Technologies, Inc.†	3,845	105,930

		1,880,186

Security Description	Shares	Value (Note 2)

Cosmetics & Toiletries — 0.1%
e.l.f. Beauty, Inc.†#	12,331	$273,255
Inter Parfums, Inc.	10,303	456,423
Revlon, Inc., Class A†#	7,032	154,001

		883,679

Cruise Lines — 0.0%
Lindblad Expeditions Holdings, Inc.†	11,945	122,556

Data Processing/Management — 0.6%
Acxiom Corp.†	46,543	1,268,297
Amber Road, Inc.†	11,944	87,669
CommVault Systems, Inc.†#	23,122	1,246,276
CSG Systems International, Inc.	19,869	911,788
Fair Isaac Corp.	17,904	2,812,002
Pegasystems, Inc.	21,831	1,101,374

		7,427,406

Decision Support Software — 0.0%
Castlight Health, Inc., Class B†#	38,107	148,617
QAD, Inc., Class A	5,875	216,200

		364,817

Diagnostic Equipment — 0.2%
Accelerate Diagnostics, Inc.†#	15,515	458,468
BioTelemetry, Inc.†	16,733	485,257
GenMark Diagnostics, Inc.†#	26,152	116,376
Genomic Health, Inc.†	11,762	356,271
Oxford Immunotec Global PLC†#	13,473	200,613
Quotient, Ltd.†#	15,923	77,227
Repligen Corp.†	22,151	785,253

		2,479,465

Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	24,806	373,330
OraSure Technologies, Inc.†	33,704	557,801
Quidel Corp.†	16,527	627,861

		1,558,992

Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	5,779	83,680

Disposable Medical Products — 0.3%
ICU Medical, Inc.†	8,960	1,912,064
Merit Medical Systems, Inc.†	28,984	1,259,355
Utah Medical Products, Inc.	2,034	166,076

		3,337,495

Distribution/Wholesale — 0.8%
Anixter International, Inc.†	17,296	1,236,664
Beacon Roofing Supply, Inc.†	39,779	2,549,038
Core-Mark Holding Co., Inc.	27,169	900,924
EnviroStar, Inc.#	2,090	58,729
Essendant, Inc.	22,263	209,495
Fossil Group, Inc.†#	25,413	179,924
G-III Apparel Group, Ltd.†	25,791	794,363
H&E Equipment Services, Inc.	18,769	698,019
Huttig Building Products, Inc.†#	14,188	96,762
Nexeo Solutions, Inc.†	15,644	124,057
ScanSource, Inc.†	14,770	531,720
SiteOne Landscape Supply, Inc.†#	20,221	1,512,126
Systemax, Inc.	6,841	208,651
Titan Machinery, Inc.†	11,062	210,178
Triton International, Ltd.	25,875	1,023,874
Veritiv Corp.†	6,840	186,390

		10,520,914

195

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Financial Services — 0.0%
Ladder Capital Corp.	42,047	$573,942

Diversified Manufacturing Operations — 0.8%
Actuant Corp., Class A	35,487	936,857
AZZ, Inc.	15,467	743,963
Barnes Group, Inc.	29,943	1,984,323
Chase Corp.	4,258	537,785
EnPro Industries, Inc.	12,604	1,088,607
Fabrinet†	21,617	689,798
Federal Signal Corp.	35,148	755,682
GP Strategies Corp.†	7,477	171,971
Harsco Corp.†	47,894	864,487
LSB Industries, Inc.†#	12,949	116,670
Lydall, Inc.†	9,949	547,692
NL Industries, Inc.†	4,976	76,382
Raven Industries, Inc.	21,534	822,599
Standex International Corp.	7,511	803,677
Tredegar Corp.	15,388	303,144

		10,443,637

Diversified Minerals — 0.2%
Fairmount Santrol Holdings, Inc.†#	92,406	445,397
Smart Sand, Inc.†#	13,022	103,785
United States Lime & Minerals, Inc.	1,176	100,372
US Silica Holdings, Inc.#	48,660	1,614,052

		2,263,606

Diversified Operations — 0.1%
HRG Group, Inc.†	70,850	1,229,248

Diversified Operations/Commercial Services — 0.1%
Viad Corp.	12,044	693,734

Drug Delivery Systems — 0.7%
Antares Pharma, Inc.†#	85,570	158,305
Catalent, Inc.†	74,950	2,982,260
Depomed, Inc.†	33,986	233,144
Heron Therapeutics, Inc.†	27,054	476,150
Nektar Therapeutics†	88,278	4,766,129
Revance Therapeutics, Inc.†#	13,357	370,657

		8,986,645

E-Commerce/Products — 0.3%
1-800-flowers.com, Inc., Class A†	15,554	159,428
Chegg, Inc.†#	56,101	853,296
Etsy, Inc.†	68,931	1,134,604
FTD Cos., Inc.†	10,059	67,798
Lands’ End, Inc.†#	7,910	96,502
Ominto, Inc.†#	8,450	38,785
Overstock.com, Inc.†#	9,997	470,859
Shutterfly, Inc.†	20,281	896,015

		3,717,287

E-Commerce/Services — 0.7%
Cars.com, Inc.†#	42,889	1,039,629
Carvana Co.†#	9,026	146,311
ChannelAdvisor Corp.†	15,091	129,783
Groupon, Inc.†#	202,349	1,141,248
GrubHub, Inc.†#	51,181	3,457,788
Leaf Group, Ltd.†	7,055	58,204
Quotient Technology, Inc.†	43,881	522,184
Stamps.com, Inc.†	9,434	1,588,686
Trade Desk, Inc., Class A†#	13,984	687,174
TrueCar, Inc.†#	40,796	497,303

		9,268,310

Security Description	Shares	Value (Note 2)

E-Marketing/Info — 0.1%
Liquidity Services, Inc.†	15,248	$87,676
New Media Investment Group, Inc.	30,464	528,855
QuinStreet, Inc.†	21,793	232,967
Rubicon Project, Inc.†	26,426	47,567

		897,065

E-Services/Consulting — 0.0%
Perficient, Inc.†	20,445	395,815

Educational Software — 0.2%
2U, Inc.†#	26,083	1,671,920
Instructure, Inc.†	12,659	439,900
Rosetta Stone, Inc.†	10,097	123,083

		2,234,903

Electric Products - Misc. — 0.3%
Graham Corp.	5,686	112,810
Littelfuse, Inc.#	13,412	2,721,295
Novanta, Inc.†	19,077	917,604

		3,751,709

Electric - Distribution — 0.0%
Genie Energy, Ltd., Class B	8,037	34,800
Spark Energy, Inc., Class A#	6,869	85,862
Unitil Corp.	8,282	432,652

		553,314

Electric - Generation — 0.0%
Atlantic Power Corp.†	68,244	174,022

Electric - Integrated — 1.6%
ALLETE, Inc.	30,487	2,454,203
Ameresco, Inc., Class A†	11,125	94,563
Avista Corp.#	38,355	1,992,159
Black Hills Corp.#	31,872	1,864,831
El Paso Electric Co.	24,089	1,467,020
IDACORP, Inc.	30,106	2,974,774
MGE Energy, Inc.	20,821	1,374,186
NorthWestern Corp.	29,023	1,865,018
Otter Tail Corp.	23,430	1,131,669
PNM Resources, Inc.	47,549	2,163,479
Portland General Electric Co.	53,302	2,645,911

		20,027,813

Electronic Components - Misc. — 1.0%
AVX Corp.	27,455	498,034
Bel Fuse, Inc., Class B	5,727	153,770
Benchmark Electronics, Inc.†	29,787	908,503
CTS Corp.	19,037	518,758
Kimball Electronics, Inc.†	15,807	329,576
Knowles Corp.†#	52,515	829,212
Methode Electronics, Inc.	21,325	1,004,407
Microvision, Inc.†#	40,626	68,658
NVE Corp.	2,842	237,648
OSI Systems, Inc.†	10,366	898,318
Plexus Corp.†	20,005	1,250,512
Rogers Corp.†	10,745	1,731,019
Sanmina Corp.†	43,983	1,495,422
Sparton Corp.†	5,744	133,261
Stoneridge, Inc.†	16,033	365,873
Vishay Intertechnology, Inc.#	80,233	1,757,103
Vishay Precision Group, Inc.†	6,048	167,530
ZAGG, Inc.†	16,193	331,147

		12,678,751

Electronic Components - Semiconductors — 1.2%
Alpha & Omega Semiconductor, Ltd.†	11,153	196,404

196

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Components - Semiconductors (continued)
Ambarella, Inc.†#	19,333	$1,049,202
Amkor Technology, Inc.†	60,692	641,514
AXT, Inc.†	22,163	213,873
CEVA, Inc.†	12,769	606,527
Diodes, Inc.†	22,739	666,253
DSP Group, Inc.†	13,011	169,793
EMCORE Corp.†	16,045	125,151
GSI Technology, Inc.†	8,495	67,705
Impinj, Inc.†#	10,729	273,268
Inphi Corp.†#	25,029	1,027,941
IXYS Corp.†	14,905	362,191
Kopin Corp.†#	36,671	118,081
Lattice Semiconductor Corp.†	73,132	429,285
MACOM Technology Solutions Holdings, Inc.†#	24,157	787,277
Monolithic Power Systems, Inc.	23,785	2,814,955
Pixelworks, Inc.†	16,984	97,658
Rambus, Inc.†	66,045	977,466
Semtech Corp.†	38,638	1,315,624
Silicon Laboratories, Inc.†	24,999	2,277,409
SMART Global Holdings, Inc.†	12,003	359,970
Synaptics, Inc.†#	20,525	774,613
Xperi Corp.	29,159	562,769

		15,914,929

Electronic Measurement Instruments — 0.4%
Badger Meter, Inc.#	16,718	775,715
CyberOptics Corp.†#	4,093	65,079
ESCO Technologies, Inc.	15,179	991,948
FARO Technologies, Inc.†	9,872	516,306
Fitbit, Inc., Class A†#	104,050	713,783
Itron, Inc.†	20,359	1,312,137
Mesa Laboratories, Inc.#	1,904	256,240

		4,631,208

Electronic Parts Distribution — 0.3%
SYNNEX Corp.	17,281	2,353,672
Tech Data Corp.†	20,902	2,021,224

		4,374,896

Electronic Security Devices — 0.0%
Napco Security Technologies, Inc.†	7,091	70,910

Energy - Alternate Sources — 0.3%
Clean Energy Fuels Corp.†	81,304	182,934
FutureFuel Corp.	14,907	223,754
Green Plains, Inc.	22,605	380,894
Pacific Ethanol, Inc.†	24,484	110,178
Pattern Energy Group, Inc.	41,924	944,967
Plug Power, Inc.†#	133,089	315,421
Renewable Energy Group, Inc.†#	22,675	257,361
REX American Resources Corp.†#	3,464	317,095
Sunrun, Inc.†#	50,621	283,478
TerraForm Global, Inc., Class A†	53,166	249,880
TPI Composites, Inc.†	6,365	120,553
Vivint Solar, Inc.†#	15,510	55,060

		3,441,575

Engineering/R&D Services — 0.3%
Argan, Inc.	8,658	510,822
Exponent, Inc.	15,276	1,153,338
KBR, Inc.	82,746	1,551,488
Keane Group, Inc.†#	18,518	277,029
Mistras Group, Inc.†	10,303	236,454
NV5 Global, Inc.†#	4,717	261,558
VSE Corp.	5,142	245,633

		4,236,322

Security Description	Shares	Value (Note 2)

Engines - Internal Combustion — 0.1%
Briggs & Stratton Corp.	24,862	$619,064

Enterprise Software/Service — 0.8%
Actua Corp.†	18,203	282,147
Alteryx, Inc., Class A†#	5,293	132,113
American Software, Inc., Class A	15,815	204,172
Apptio, Inc., Class A†	10,572	235,861
Benefitfocus, Inc.†#	9,464	256,474
Blackline, Inc.†#	9,289	340,628
Coupa Software, Inc.†	17,756	629,095
Donnelley Financial Solutions, Inc.†	19,640	400,656
Everbridge, Inc.†	10,097	267,571
Evolent Health, Inc., Class A†#	31,026	398,684
Hortonworks, Inc.†	28,504	541,861
LivePerson, Inc.†	32,281	358,319
Majesco†	3,309	17,637
ManTech International Corp., Class A	15,346	782,339
MicroStrategy, Inc., Class A†	5,658	773,788
MobileIron, Inc.†#	32,658	127,366
Model N, Inc.†	13,888	225,680
MuleSoft, Inc., Class A†	14,402	330,526
Omnicell, Inc.†	21,878	1,146,407
Paycom Software, Inc.†#	29,369	2,408,258
PROS Holdings, Inc.†	15,646	392,558
SPS Commerce, Inc.†	10,052	507,224

		10,759,364

Entertainment Software — 0.0%
Glu Mobile, Inc.†#	61,847	241,822

Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	34,068	1,703,400

Environmental Monitoring & Detection — 0.1%
MSA Safety, Inc.	19,854	1,707,444

Finance - Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.#	29,432	699,598
NewStar Financial, Inc.	18,376	216,837
On Deck Capital, Inc.†	29,375	155,394

		1,071,829

Finance - Consumer Loans — 0.3%
Elevate Credit, Inc.†#	8,580	64,350
Encore Capital Group, Inc.†#	14,298	654,848
Enova International, Inc.†	19,693	292,441
LendingClub Corp.†	189,448	827,888
Nelnet, Inc., Class A	11,884	636,626
Ocwen Financial Corp.†#	63,020	201,034
PRA Group, Inc.†#	27,361	952,163
Regional Management Corp.†	6,075	149,870
World Acceptance Corp.†#	3,505	290,845

		4,070,065

Finance - Credit Card — 0.1%
Blackhawk Network Holdings, Inc.†	32,581	1,197,352

Finance - Investment Banker/Broker — 0.7%
Cowen, Inc.†#	15,432	229,937
Diamond Hill Investment Group, Inc.	1,889	398,692
Evercore, Inc., Class A	23,076	2,004,151
GAIN Capital Holdings, Inc.#	21,552	162,718
Greenhill & Co., Inc.#	16,319	331,276
Houlihan Lokey, Inc.	14,733	657,681
INTL. FCStone, Inc.†	9,024	395,973
Investment Technology Group, Inc.	19,577	352,190
Ladenburg Thalmann Financial Services, Inc.	60,545	208,880
Moelis & Co., Class A	18,379	880,354

197

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Investment Banker/Broker (continued)
Oppenheimer Holdings, Inc., Class A	5,835	$157,253
Piper Jaffray Cos.	8,571	673,252
PJT Partners, Inc., Class A	10,776	458,303
Stifel Financial Corp.	39,709	2,233,234
Virtu Financial, Inc., Class A#	14,689	239,431

		9,383,325

Finance - Leasing Companies — 0.1%
Aircastle, Ltd.	28,341	694,355
California First National Bancorp	1,316	20,398
Marlin Business Services Corp.	5,232	124,783

		839,536

Finance - Mortgage Loan/Banker — 0.3%
Arlington Asset Investment Corp., Class A#	13,768	162,600
Ellie Mae, Inc.†#	20,167	1,782,561
Federal Agricultural Mtg. Corp., Class C	5,251	389,887
Impac Mortgage Holdings, Inc.†	6,301	73,974
Nationstar Mtg. Holdings, Inc.†#	17,424	314,851
PennyMac Financial Services, Inc., Class A†#	9,469	200,269
PHH Corp.†	31,447	357,238
TPG RE Finance Trust, Inc.	1,051	20,169

		3,301,549

Finance - Other Services — 0.1%
R1 RCM, Inc.†#	59,731	231,756
WageWorks, Inc.†	23,450	1,504,318

		1,736,074

Financial Guarantee Insurance — 0.6%
MBIA, Inc.†#	74,678	628,789
MGIC Investment Corp.†	220,614	3,225,377
NMI Holdings, Inc., Class A†	33,950	578,847
Radian Group, Inc.	129,107	2,645,402

		7,078,415

Firearms & Ammunition — 0.1%
American Outdoor Brands Corp.†#	33,482	469,753
Axon Enterprise, Inc.†#	31,056	772,673
Sturm Ruger & Co., Inc.#	10,216	559,326

		1,801,752

Food - Canned — 0.1%
Bob Evans Farms, Inc.	11,805	921,262
Seneca Foods Corp., Class A†	4,141	142,244

		1,063,506

Food - Confectionery — 0.1%
Amplify Snack Brands, Inc.†#	19,718	114,364
Hostess Brands, Inc.†#	47,675	670,311
Tootsie Roll Industries, Inc.#	10,082	377,067

		1,161,742

Food - Dairy Products — 0.1%
Dean Foods Co.	54,160	604,425
Lifeway Foods, Inc.†	2,798	28,484

		632,909

Food - Misc./Diversified — 0.7%
B&G Foods, Inc.#	39,154	1,515,260
Cal-Maine Foods, Inc.†#	18,517	921,221
Darling Ingredients, Inc.†	97,796	1,755,438
J&J Snack Foods Corp.	8,975	1,356,212
John B. Sanfilippo & Son, Inc.	5,108	308,625
Lancaster Colony Corp.	11,205	1,493,402

Security Description	Shares	Value (Note 2)

Food - Misc./Diversified (continued)
Snyder’s-Lance, Inc.#	51,264	$1,982,892

		9,333,050

Food - Retail — 0.1%
Ingles Markets, Inc., Class A	8,392	232,878
Smart & Final Stores, Inc.†#	13,460	123,159
SUPERVALU, Inc.†#	22,845	417,607
Village Super Market, Inc., Class A	4,631	118,785
Weis Markets, Inc.	5,699	234,628

		1,127,057

Food - Wholesale/Distribution — 0.4%
Calavo Growers, Inc.#	9,549	729,544
Chefs’ Warehouse, Inc.†#	11,679	236,500
Fresh Del Monte Produce, Inc.	19,684	958,611
Performance Food Group Co.†	50,188	1,488,074
SpartanNash Co.	22,366	566,978
United Natural Foods, Inc.†	30,213	1,450,828

		5,430,535

Footwear & Related Apparel — 0.4%
Crocs, Inc.†	44,082	481,816
Deckers Outdoor Corp.†	18,838	1,407,764
Iconix Brand Group, Inc.†#	29,816	56,054
Steven Madden, Ltd.†	35,213	1,505,356
Weyco Group, Inc.	3,759	106,041
Wolverine World Wide, Inc.	56,217	1,628,607

		5,185,638

Forestry — 0.0%
Deltic Timber Corp.	6,528	602,469

Funeral Services & Related Items — 0.1%
Carriage Services, Inc.#	9,160	234,679
Matthews International Corp., Class A	18,638	1,055,843

		1,290,522

Gambling (Non-Hotel) — 0.2%
Golden Entertainment, Inc.†	6,288	215,804
Pinnacle Entertainment, Inc.†	31,514	966,850
Red Rock Resorts, Inc., Class A#	40,478	1,248,746

		2,431,400

Gas - Distribution — 1.2%
Chesapeake Utilities Corp.	9,420	805,881
New Jersey Resources Corp.	51,227	2,284,724
Northwest Natural Gas Co.	16,933	1,170,917
ONE Gas, Inc.	31,111	2,465,547
RGC Resources, Inc.	3,981	106,014
South Jersey Industries, Inc.	47,576	1,610,923
Southwest Gas Holdings, Inc.	28,297	2,431,844
Spire, Inc.	28,139	2,314,433
WGL Holdings, Inc.	30,527	2,580,753

		15,771,036

Gold Mining — 0.0%
Gold Resource Corp.#	31,251	124,379
Klondex Mines, Ltd.†#	104,780	254,615

		378,994

Golf — 0.1%
Acushnet Holdings Corp.#	13,768	273,570
Callaway Golf Co.	55,711	808,367
Drive Shack, Inc.#	37,020	228,783

		1,310,720

198

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	8,443	$161,684
US Ecology, Inc.	13,014	669,570

		831,254

Health Care Cost Containment — 0.1%
CorVel Corp.†	5,639	311,555
HealthEquity, Inc.†#	29,684	1,539,709

		1,851,264

Heart Monitors — 0.0%
FONAR Corp.†	3,632	90,255

Home Furnishings — 0.1%
Ethan Allen Interiors, Inc.	14,803	435,208
Flexsteel Industries, Inc.	4,533	235,716
Hooker Furniture Corp.	6,756	337,800
Sleep Number Corp.†	24,484	861,592

		1,870,316

Hotels/Motels — 0.3%
Belmond, Ltd., Class A†	53,302	660,945
ILG, Inc.	63,368	1,780,007
La Quinta Holdings, Inc.†	48,602	865,602
Marcus Corp.	11,133	312,837
Red Lion Hotels Corp.†	9,870	89,323

		3,708,714

Housewares — 0.0%
Libbey, Inc.	13,057	88,657
Lifetime Brands, Inc.	5,805	105,071

		193,728

Human Resources — 0.8%
AMN Healthcare Services, Inc.†#	28,098	1,410,520
Barrett Business Services, Inc.	4,214	279,641
BG Staffing, Inc.#	4,123	64,607
Cross Country Healthcare, Inc.†	21,090	288,300
Heidrick & Struggles International, Inc.	10,929	273,225
Insperity, Inc.	10,913	1,286,643
Kelly Services, Inc., Class A	18,181	529,976
Kforce, Inc.	13,969	363,194
Korn/Ferry International	30,494	1,336,857
On Assignment, Inc.†	30,256	1,935,174
Paylocity Holding Corp.†#	15,481	714,293
Resources Connection, Inc.	17,058	273,781
TriNet Group, Inc.†	24,355	1,090,130
TrueBlue, Inc.†	25,022	711,876
Willdan Group, Inc.†	4,494	113,878

		10,672,095

Identification Systems — 0.1%
Brady Corp., Class A	27,676	1,082,132

Import/Export — 0.0%
Castle Brands, Inc.†#	51,699	63,073

Independent Power Producers — 0.3%
Dynegy, Inc.†	65,831	798,530
NRG Yield, Inc., Class A	20,770	390,684
NRG Yield, Inc., Class C	37,966	723,252
Ormat Technologies, Inc.	23,615	1,547,963

		3,460,429

Industrial Audio & Video Products — 0.1%
Akoustis Technologies, Inc.†#	5,169	35,149
GoPro, Inc., Class A†#	63,679	543,819

Security Description	Shares	Value (Note 2)

Industrial Audio & Video Products (continued)
Iteris, Inc.†	14,040	$89,996

		668,964

Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	3,643	162,478
Ichor Holdings, Ltd.†#	10,649	302,538

		465,016

Instruments - Controls — 0.3%
Allied Motion Technologies, Inc.	3,943	125,821
Control4 Corp.†	14,538	483,243
Watts Water Technologies, Inc., Class A	16,583	1,233,775
Woodward, Inc.	31,740	2,455,089

		4,297,928

Instruments - Scientific — 0.0%
Fluidigm Corp.†#	17,501	104,131

Insurance Brokers — 0.0%
Crawford & Co., Class B	7,121	71,352
eHealth, Inc.†	9,269	212,631

		283,983

Insurance - Life/Health — 0.7%
American Equity Investment Life Holding Co.	51,563	1,636,094
CNO Financial Group, Inc.	99,652	2,512,227
FBL Financial Group, Inc., Class A	5,895	444,483
Fidelity & Guaranty Life#	6,808	211,729
Health Insurance Innovations, Inc., Class A†#	6,666	155,651
Independence Holding Co.	4,081	121,206
National Western Life Group, Inc., Class A	1,349	476,858
Primerica, Inc.	27,145	2,823,080
Trupanion, Inc.†#	13,371	398,188

		8,779,516

Insurance - Multi-line — 0.4%
Citizens, Inc.†#	27,751	238,658
Genworth Financial, Inc., Class A†	299,528	1,015,400
Horace Mann Educators Corp.	24,357	1,137,472
Kemper Corp.	23,613	1,629,297
United Fire Group, Inc.	12,777	614,063

		4,634,890

Insurance - Property/Casualty — 1.2%
Ambac Financial Group, Inc.†	27,048	407,343
AMERISAFE, Inc.	11,383	747,294
AmTrust Financial Services, Inc.#	50,797	489,683
Atlas Financial Holdings, Inc.†	6,279	125,580
Baldwin & Lyons, Inc., Class B	5,555	135,542
Donegal Group, Inc., Class A	5,249	92,960
EMC Insurance Group, Inc.	5,220	161,924
Employers Holdings, Inc.	18,940	928,060
Enstar Group, Ltd.†	6,698	1,484,612
Federated National Holding Co.	7,525	101,738
Global Indemnity, Ltd.†	4,930	213,617
Hallmark Financial Services, Inc.†	8,065	90,086
HCI Group, Inc.	4,725	142,081
Heritage Insurance Holdings, Inc.#	15,484	278,402
Infinity Property & Casualty Corp.	6,422	692,291
Investors Title Co.	872	175,272
James River Group Holdings, Ltd.	13,104	530,450
Kingstone Cos., Inc.#	5,403	105,088
Kinsale Capital Group, Inc.#	8,616	384,187
National General Holdings Corp.	29,246	617,968
Navigators Group, Inc.	12,265	631,647
NI Holdings, Inc.†	6,128	107,608

199

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Property/Casualty (continued)
RLI Corp.#	22,959	$1,371,341
Safety Insurance Group, Inc.	8,705	716,857
Selective Insurance Group, Inc.	34,284	2,098,181
State Auto Financial Corp.	9,470	264,308
Stewart Information Services Corp.	12,557	506,424
Third Point Reinsurance, Ltd.†	45,737	775,242
Tiptree, Inc.	14,618	97,941
United Insurance Holdings Corp.#	10,154	169,470
Universal Insurance Holdings, Inc.	18,884	498,538

		15,141,735

Insurance - Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	17,273	1,057,971
Blue Capital Reinsurance Holdings, Ltd.	3,511	42,834
Essent Group, Ltd.†	47,879	2,118,646
Greenlight Capital Re, Ltd., Class A†	17,961	397,836
Maiden Holdings, Ltd.	42,709	277,609
WMIH Corp.†#	115,276	96,636

		3,991,532

Internet Application Software — 0.2%
Okta, Inc.†	6,619	193,341
RealNetworks, Inc.†	14,467	60,472
Tucows, Inc., Class A†#	5,363	340,014
VirnetX Holding Corp.†#	30,256	110,434
Zendesk, Inc.†#	57,893	1,945,784

		2,650,045

Internet Connectivity Services — 0.2%
Boingo Wireless, Inc.†	21,653	534,829
Cogent Communications Holdings, Inc.#	24,785	1,161,177
Internap Corp.†#	11,895	211,846

		1,907,852

Internet Content - Entertainment — 0.1%
Limelight Networks, Inc.†	44,300	215,298
Shutterstock, Inc.†	11,051	469,557

		684,855

Internet Content - Information/News — 0.2%
DHI Group, Inc.†	28,880	53,428
HealthStream, Inc.†	15,356	365,166
Reis, Inc.	5,398	117,136
XO Group, Inc.†	14,655	283,281
Yelp, Inc.†	46,274	2,061,507

		2,880,518

Internet Gambling — 0.0%
Inspired Entertainment, Inc.†	2,360	21,712

Internet Security — 0.3%
Corindus Vascular Robotics, Inc.†#	49,936	64,417
Imperva, Inc.†	19,944	822,690
Proofpoint, Inc.†#	25,586	2,304,019
Rapid7, Inc.†#	12,428	235,014
VASCO Data Security International, Inc.†	18,033	241,642
Zix Corp.†	31,879	140,268

		3,808,050

Internet Telephone — 0.2%
8x8, Inc.†	52,594	741,576
RingCentral, Inc., Class A†	37,182	1,753,131

		2,494,707

Investment Companies — 0.1%
Cannae Holdings, Inc.†	37,554	683,858

Security Description	Shares	Value (Note 2)

Investment Management/Advisor Services — 0.5%
Altisource Portfolio Solutions SA†#	6,692	$178,409
Artisan Partners Asset Management, Inc., Class A	26,533	1,048,053
Associated Capital Group, Inc., Class A#	2,991	104,236
Cohen & Steers, Inc.	12,712	592,125
Financial Engines, Inc.#	34,875	973,013
GAMCO Investors, Inc., Class A	2,707	79,180
Hamilton Lane, Inc., Class A#	8,218	283,274
Medley Management, Inc., Class A	3,219	22,855
OM Asset Management PLC	44,083	722,961
Pzena Investment Management, Inc., Class A	10,067	112,549
Silvercrest Asset Management Group, Inc., Class A	4,251	64,615
Virtus Investment Partners, Inc.	3,999	480,080
Waddell & Reed Financial, Inc., Class A#	48,407	982,662
Westwood Holdings Group, Inc.	4,833	330,336
WisdomTree Investments, Inc.#	68,707	790,131

		6,764,479

Lasers - System/Components — 0.2%
Applied Optoelectronics, Inc.†#	10,936	477,466
Electro Scientific Industries, Inc.†	18,790	449,645
II-VI, Inc.†	36,139	1,712,988

		2,640,099

Leisure Products — 0.0%
Escalade, Inc.	6,322	85,979
Johnson Outdoors, Inc., Class A	2,881	210,717
Marine Products Corp.	4,658	70,056

		366,752

Lighting Products & Systems — 0.0%
Revolution Lighting Technologies, Inc.†#	7,338	33,168

Linen Supply & Related Items — 0.1%
UniFirst Corp.	9,104	1,488,504

Machine Tools & Related Products — 0.2%
Hardinge, Inc.	6,888	117,509
Kennametal, Inc.	47,835	2,230,068
Milacron Holdings Corp.†	32,115	566,187

		2,913,764

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.	12,690	702,645
Hyster-Yale Materials Handling, Inc.	6,151	521,790

		1,224,435

Machinery - Electrical — 0.1%
Babcock & Wilcox Enterprises, Inc.†#	29,146	136,986
Franklin Electric Co., Inc.	27,593	1,277,556

		1,414,542

Machinery - Farming — 0.1%
Alamo Group, Inc.	5,646	665,946
Lindsay Corp.	6,244	585,874

		1,251,820

Machinery - General Industrial — 0.5%
Albany International Corp., Class A	17,099	1,106,305
Altra Industrial Motion Corp.	17,074	829,796
Applied Industrial Technologies, Inc.	22,818	1,459,211
Chart Industries, Inc.†	18,260	888,897
DXP Enterprises, Inc.†	9,389	261,014
Gencor Industries, Inc.†	4,828	86,904
Intevac, Inc.†	11,577	86,249
Kadant, Inc.	6,461	660,960
Manitowoc Co, Inc.†	18,989	762,978
Tennant Co.	10,505	691,229

200

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery - General Industrial (continued)
Twin Disc, Inc.†	5,085	$142,889

		6,976,432

Machinery - Material Handling — 0.0%
Columbus McKinnon Corp.	11,550	461,307

Machinery - Pumps — 0.2%
Gorman-Rupp Co.	10,509	346,061
NN, Inc.	16,135	450,973
SPX FLOW, Inc.†	24,679	1,104,879

		1,901,913

Marine Services — 0.0%
Great Lakes Dredge & Dock Corp.†	33,830	169,150
SEACOR Marine Holdings, Inc.†	9,673	118,494

		287,644

Medical Imaging Systems — 0.1%
Analogic Corp.	7,473	618,764
Lantheus Holdings, Inc.†	15,519	347,626

		966,390

Medical Information Systems — 0.5%
Allscripts Healthcare Solutions, Inc.†	108,212	1,547,432
Computer Programs & Systems, Inc.#	6,661	201,828
Cotiviti Holdings, Inc.†#	21,819	713,045
Inovalon Holdings, Inc., Class A†#	37,343	593,754
Medidata Solutions, Inc.†	33,583	2,237,971
NantHealth, Inc.†#	10,623	34,312
Quality Systems, Inc.†	31,123	449,105
Tabula Rasa HealthCare, Inc.†	5,550	192,529

		5,969,976

Medical Instruments — 0.9%
Abaxis, Inc.	13,065	636,788
AngioDynamics, Inc.†	21,755	373,751
AtriCure, Inc.†	18,904	349,724
Cardiovascular Systems, Inc.†	19,019	476,616
CONMED Corp.	16,351	874,778
CryoLife, Inc.†	19,131	389,316
Endologix, Inc.†#	48,973	268,862
Entellus Medical, Inc.†#	7,218	122,922
Halyard Health, Inc.†	27,854	1,352,033
Integra LifeSciences Holdings Corp.†#	36,701	1,784,403
iRhythm Technologies, Inc.†	8,214	455,877
LivaNova PLC†	28,914	2,520,722
Natus Medical, Inc.†	19,313	773,486
NuVasive, Inc.†	30,239	1,744,488
Obalon Therapeutics, Inc.†	5,125	42,179

		12,165,945

Medical Labs & Testing Services — 0.1%
Invitae Corp.†	23,183	202,619
Medpace Holdings, Inc.†#	4,384	146,031
Natera, Inc.†#	18,700	181,951
Teladoc, Inc.†#	32,048	1,188,981

		1,719,582

Medical Laser Systems — 0.0%
Cutera, Inc.†	7,875	323,269

Medical Products — 1.5%
Accuray, Inc.†#	48,490	249,724
Atrion Corp.	832	561,267
AxoGen, Inc.†#	16,265	434,276
Cantel Medical Corp.	21,655	2,305,824
Cerus Corp.†#	61,435	242,668

Security Description	Shares	Value (Note 2)

Medical Products (continued)
ConforMIS, Inc.†	23,865	$76,129
Exactech, Inc.†	6,365	267,012
Glaukos Corp.†#	17,058	456,643
Globus Medical, Inc., Class A†#	42,018	1,597,104
Haemonetics Corp.†	31,213	1,804,111
Integer Holdings Corp.†	18,470	894,872
Intersect ENT, Inc.†	15,468	472,547
Invacare Corp.#	18,934	332,292
K2M Group Holdings, Inc.†	24,159	474,966
LeMaitre Vascular, Inc.	8,836	290,970
Luminex Corp.	24,297	518,984
MiMedx Group, Inc.†#	61,642	713,198
NanoString Technologies, Inc.†	10,555	80,746
Nevro Corp.†#	16,503	1,234,754
Novocure, Ltd.†#	34,395	662,104
NxStage Medical, Inc.†	38,676	993,586
Orthofix International NV†	10,255	556,026
Penumbra, Inc.†#	17,458	1,838,327
Pulse Biosciences, Inc.†#	5,429	117,212
Rockwell Medical, Inc.†#	28,536	174,926
Sientra, Inc.†#	8,510	121,182
Surmodics, Inc.†	7,782	257,584
Tactile Systems Technology, Inc.†#	5,443	162,365
Viveve Medical, Inc.†#	8,922	44,699
Wright Medical Group NV†#	62,279	1,514,003

		19,450,101

Medical - Biomedical/Gene — 4.3%
Abeona Therapeutics, Inc.†#	14,420	249,466
Acceleron Pharma, Inc.†	19,085	696,412
Achillion Pharmaceuticals, Inc.†#	69,687	217,423
Acorda Therapeutics, Inc.†#	25,802	523,781
Aduro Biotech, Inc.†#	24,247	230,347
Advaxis, Inc.†#	21,741	65,006
Agenus, Inc.†#	44,029	173,034
Aileron Therapeutics, Inc.†	2,584	28,992
Alder Biopharmaceuticals, Inc.†	37,362	410,982
AMAG Pharmaceuticals, Inc.†	20,889	291,402
AnaptysBio, Inc.†	7,079	594,990
Anavex Life Sciences Corp.†#	21,800	82,840
ANI Pharmaceuticals, Inc.†	4,778	339,764
Aratana Therapeutics, Inc.†#	24,120	141,102
Ardelyx, Inc.†	19,889	132,262
Arena Pharmaceuticals, Inc.†#	23,167	717,945
Assembly Biosciences, Inc.†	8,352	416,848
Asterias Biotherapeutics, Inc.†#	16,056	39,337
Atara Biotherapeutics, Inc.†#	15,171	219,221
Athersys, Inc.†#	60,812	118,583
Audentes Therapeutics, Inc.†	9,088	262,280
Avexis, Inc.†#	14,632	1,387,260
Axovant Sciences, Ltd.†	17,810	98,311
Bellicum Pharmaceuticals, Inc.†#	16,181	162,295
BioCryst Pharmaceuticals, Inc.†#	47,685	242,240
Biohaven Pharmaceutical Holding Co., Ltd.†	5,957	137,785
BioTime, Inc.†#	45,077	120,806
Bluebird Bio, Inc.†#	26,714	4,616,179
Blueprint Medicines Corp.†#	23,133	1,736,363
Cambrex Corp.†	19,348	945,150
Cascadian Therapeutics, Inc.†	20,414	86,964
Celldex Therapeutics, Inc.†#	72,071	216,213
ChemoCentryx, Inc.†	14,536	94,484
Clearside Biomedical, Inc.†#	12,313	87,669
Corium International, Inc.†#	11,852	139,498
Corvus Pharmaceuticals, Inc.†#	5,017	56,241
Curis, Inc.†#	69,044	54,911

201

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Cytokinetics, Inc.†	24,740	$212,764
CytomX Therapeutics, Inc.†	17,300	358,110
Dermira, Inc.†#	22,696	581,018
Dynavax Technologies Corp.†#	35,884	717,680
Edge Therapeutics, Inc.†#	11,829	119,473
Editas Medicine, Inc.†#	20,131	581,182
Emergent BioSolutions, Inc.†	19,954	876,579
Enzo Biochem, Inc.†	24,526	240,600
Epizyme, Inc.†#	24,572	294,864
Esperion Therapeutics, Inc.†#	9,997	614,915
Exact Sciences Corp.†#	69,310	4,122,559
Fate Therapeutics, Inc.†#	22,705	99,902
FibroGen, Inc.†	39,404	1,871,690
Five Prime Therapeutics, Inc.†	16,190	426,607
Fortress Biotech, Inc.†#	19,621	75,541
Foundation Medicine, Inc.†#	8,532	453,902
Genocea Biosciences, Inc.†#	17,053	20,805
Geron Corp.†#	88,539	176,193
Halozyme Therapeutics, Inc.†#	70,358	1,313,584
Idera Pharmaceuticals, Inc.†	64,297	142,096
ImmunoGen, Inc.†	50,124	318,287
Immunomedics, Inc.†#	60,874	661,092
Innoviva, Inc.†#	45,210	593,155
Inovio Pharmaceuticals, Inc.†#	47,924	219,971
Insmed, Inc.†	43,776	1,365,373
Intellia Therapeutics, Inc.†#	8,446	190,204
Iovance Biotherapeutics, Inc.†#	31,471	284,813
Karyopharm Therapeutics, Inc.†	20,127	225,221
Kura Oncology, Inc.†	8,493	136,313
Lexicon Pharmaceuticals, Inc.†#	25,662	262,266
Ligand Pharmaceuticals, Inc.†#	12,207	1,609,493
Loxo Oncology, Inc.†#	13,476	1,034,283
MacroGenics, Inc.†#	19,812	382,768
Matinas BioPharma Holdings, Inc.†	31,439	44,329
Medicines Co.†#	41,100	1,191,900
Merrimack Pharmaceuticals, Inc.#	7,641	88,330
Momenta Pharmaceuticals, Inc.†	43,733	603,515
Myriad Genetics, Inc.†#	38,256	1,324,805
NantKwest, Inc.†	18,188	89,121
NeoGenomics, Inc.†#	33,228	307,027
NewLink Genetics Corp.†#	13,035	114,317
Novavax, Inc.†#	167,660	228,018
Novelion Therapeutics, Inc.†	9,009	34,324
Nymox Pharmaceutical Corp.†#	16,979	64,011
Omeros Corp.†#	24,797	514,538
Oncocyte Corp.†#	2,144	10,827
Organovo Holdings, Inc.†#	58,712	88,655
Otonomy, Inc.†	16,789	89,821
Ovid therapeutics, Inc.†#	3,008	37,028
Pacific Biosciences of California, Inc.†#	61,114	194,954
Paratek Pharmaceuticals, Inc.†#	14,038	264,616
PDL BioPharma, Inc.†	94,707	275,597
Pieris Pharmaceuticals, Inc.†	20,454	126,406
Prothena Corp. PLC†#	22,868	1,063,133
PTC Therapeutics, Inc.†#	23,613	376,627
Puma Biotechnology, Inc.†#	17,109	1,811,843
REGENXBIO, Inc.†	16,389	460,531
Retrophin, Inc.†#	22,769	513,213
Rigel Pharmaceuticals, Inc.†#	73,622	306,268
RTI Surgical, Inc.†	32,544	156,211
Sage Therapeutics, Inc.†#	20,584	1,902,167
Sangamo Therapeutics, Inc.†	48,887	791,969
Selecta Biosciences, Inc.†#	6,979	74,396
Seres Therapeutics, Inc.†#	12,180	127,890
Sienna Biopharmaceuticals, Inc.†#	2,904	58,545

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Spark Therapeutics, Inc.†#	15,864	$1,161,721
Spectrum Pharmaceuticals, Inc.†	46,382	909,087
Stemline Therapeutics, Inc.†#	13,447	207,084
Strongbridge Biopharma PLC†	13,055	87,469
Syndax Pharmaceuticals, Inc.†#	5,248	45,972
Theravance Biopharma, Inc.†#	24,871	707,580
Tobira Therapeutics, Inc. CVR†(1)(2)	4,989	0
Tocagen, Inc.†	5,003	59,736
Ultragenyx Pharmaceutical, Inc.†#	23,572	1,190,150
VBI Vaccines, Inc.†#	12,917	64,973
Veracyte, Inc.†#	14,104	95,625
Versartis, Inc.†#	19,417	37,863
WaVe Life Sciences, Ltd.†#	7,076	263,227
XBiotech, Inc.†#	11,506	48,555
Zeneca, Inc. CVR†(1)(2)	3,950	2,429
ZIOPHARM Oncology, Inc.†#	78,244	357,575

		55,291,667

Medical - Drugs — 2.1%
Achaogen, Inc.†#	17,272	206,573
Aclaris Therapeutics, Inc.†#	12,002	284,568
Adamas Pharmaceuticals, Inc.†#	8,726	324,171
Aerie Pharmaceuticals, Inc.†#	19,330	1,241,953
Aimmune Therapeutics, Inc.†#	20,955	800,481
Akcea Therapeutics, Inc.†#	8,815	168,278
Amicus Therapeutics, Inc.†#	97,369	1,355,377
Array BioPharma, Inc.†#	102,776	1,156,230
Athenex, Inc.†#	4,010	68,611
BioSpecifics Technologies Corp.†	3,366	151,133
Catalyst Pharmaceuticals, Inc.†	42,605	183,202
Chimerix, Inc.†	27,751	124,047
Clovis Oncology, Inc.†#	25,799	1,621,983
Coherus Biosciences, Inc.†#	22,842	204,436
Collegium Pharmaceutical, Inc.†#	13,499	232,993
Conatus Pharmaceuticals, Inc.†	15,236	63,229
Corbus Pharmaceuticals Holdings, Inc.†#	26,376	203,095
Corcept Therapeutics, Inc.†#	54,281	973,801
Durata Therapeutics , Inc. CVR†(1)(2)	9,546	0
Durect Corp.†#	81,650	85,733
Eagle Pharmaceuticals, Inc.†#	4,908	289,867
Enanta Pharmaceuticals, Inc.†	9,242	458,958
Global Blood Therapeutics, Inc.†#	21,986	867,348
Horizon Pharma PLC†	97,243	1,398,354
Ignyta, Inc.†	29,760	488,064
Immune Design Corp.†#	10,154	41,631
Insys Therapeutics, Inc.†#	14,305	75,817
Intra-Cellular Therapies, Inc.†	20,106	311,643
Ironwood Pharmaceuticals, Inc.†#	80,201	1,385,071
Jounce Therapeutics, Inc.†#	8,490	133,802
Kala Pharmaceuticals, Inc.†#	4,717	90,331
Keryx Biopharmaceuticals, Inc.†#	48,714	233,340
Lannett Co., Inc.†#	16,763	443,381
Madrigal Pharmaceuticals, Inc.†#	2,408	121,219
MediciNova, Inc.†#	19,490	136,040
Melinta Therapeutics, Inc.†	5,706	97,002
Minerva Neurosciences, Inc.†	14,968	86,066
Miragen Therapeutics, Inc.†	7,522	59,950
MyoKardia, Inc.†	11,310	415,643
Neos Therapeutics, Inc.†#	11,466	118,100
Ocular Therapeutix, Inc.†	13,426	55,315
Pacira Pharmaceuticals, Inc.†#	23,402	1,081,172
PharMerica Corp.†	17,735	518,749
PRA Health Sciences, Inc.†	29,066	2,394,167
Prestige Brands Holdings, Inc.†	31,757	1,435,416
Progenics Pharmaceuticals, Inc.†#	42,126	243,488

202

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
Protagonist Therapeutics, Inc.†	5,586	$108,927
Ra Pharmaceuticals, Inc.†	7,000	99,820
Radius Health, Inc.†#	22,160	627,350
Reata Pharmaceuticals, Inc., Class A†	6,689	169,901
Sucampo Pharmaceuticals, Inc., Class A†#	14,392	182,778
Supernus Pharmaceuticals, Inc.†	28,215	1,066,527
Synergy Pharmaceuticals, Inc.†#	135,055	280,914
Syros Pharmaceuticals, Inc.†#	7,449	110,618
Tetraphase Pharmaceuticals, Inc.†	30,054	192,947
TG Therapeutics, Inc.†#	28,899	248,531
TherapeuticsMD, Inc.†#	92,954	585,610
Trevena, Inc.†#	32,626	54,159
Vanda Pharmaceuticals, Inc.†	26,227	368,489
Voyager Therapeutics, Inc.†	8,670	126,842
vTv Therapeutics, Inc., Class A†#	4,223	17,694
Zogenix, Inc.†	18,752	728,515
Zynerba Pharmaceuticals, Inc.†#	6,790	93,498

		27,492,948

Medical - Generic Drugs — 0.1%
Amphastar Pharmaceuticals, Inc.†	21,612	423,379
Dova Pharmaceuticals, Inc.†#	3,010	89,909
Impax Laboratories, Inc.†	43,718	727,904
Teligent, Inc.†#	24,490	98,450

		1,339,642

Medical - HMO — 0.3%
Magellan Health, Inc.†	14,160	1,196,520
Molina Healthcare, Inc.†#	26,222	2,051,609
Tivity Health, Inc.†#	21,760	800,768
Triple-S Management Corp., Class B†	13,929	395,862

		4,444,759

Medical - Hospitals — 0.2%
Community Health Systems, Inc.†#	56,673	257,862
Select Medical Holdings Corp.†	63,970	1,129,071
Surgery Partners, Inc.†#	11,236	105,618
Tenet Healthcare Corp.†#	48,426	682,807

		2,175,358

Medical - Nursing Homes — 0.1%
Ensign Group, Inc.	28,682	696,112
Genesis Healthcare, Inc.†#	22,188	15,303
Kindred Healthcare, Inc.	49,987	367,405
National HealthCare Corp.	6,684	443,483

		1,522,303

Medical - Outpatient/Home Medical — 0.4%
Addus HomeCare Corp.†	4,456	148,385
Almost Family, Inc.†	7,606	451,796
Amedisys, Inc.†	16,971	916,434
Chemed Corp.	9,371	2,304,704
Civitas Solutions, Inc.†	9,572	186,175
LHC Group, Inc.†	9,376	616,660
Providence Service Corp.†	6,818	412,762

		5,036,916

Medical - Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	36,209	693,040

Metal Processors & Fabrication — 0.6%
Ampco-Pittsburgh Corp.	5,180	74,074
CIRCOR International, Inc.	9,839	476,601
Global Brass & Copper Holdings, Inc.	12,917	446,928
Haynes International, Inc.	7,391	236,808
LB Foster Co., Class A†	4,958	114,530

Security Description	Shares	Value (Note 2)

Metal Processors & Fabrication (continued)
Mueller Industries, Inc.	33,931	$1,235,088
Park-Ohio Holdings Corp.	5,249	244,079
RBC Bearings, Inc.†	13,786	1,839,742
Rexnord Corp.†	62,025	1,545,663
Sun Hydraulics Corp.	14,075	853,789

		7,067,302

Metal Products - Distribution — 0.1%
Lawson Products, Inc.†	3,834	98,726
Olympic Steel, Inc.	5,470	108,962
Worthington Industries, Inc.	26,819	1,115,670

		1,323,358

Metal Products - Fasteners — 0.1%
Eastern Co.	3,324	95,731
TriMas Corp.†	27,119	702,382

		798,113

Metal - Aluminum — 0.1%
Century Aluminum Co.†	29,697	393,485
Kaiser Aluminum Corp.	10,018	970,344

		1,363,829

Metal - Diversified — 0.0%
Ferroglobe Representation & Warranty Trust†(1)(2)	36,833	0

Metal - Iron — 0.1%
Cleveland-Cliffs, Inc.†#	177,531	1,182,356

Miscellaneous Manufacturing — 0.3%
American Railcar Industries, Inc.	4,323	175,168
FreightCar America, Inc.	7,226	121,180
Hillenbrand, Inc.	37,725	1,718,374
John Bean Technologies Corp.	18,709	2,240,402

		4,255,124

Motion Pictures & Services — 0.1%
Eros International PLC†#	16,221	204,385
IMAX Corp.†	34,361	872,769

		1,077,154

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	22,034	231,357

Multimedia — 0.1%
E.W. Scripps Co., Class A†	34,452	519,192
Entravision Communications Corp., Class A	39,447	278,101
Liberty Media Corp.-Liberty Braves, Series A†	5,928	134,091
Liberty Media Corp.-Liberty Braves, Series C†	20,434	462,626
Media General, Inc. CVR†#(1)(2)	61,443	0

		1,394,010

Networking Products — 0.3%
A10 Networks, Inc.†	29,200	234,184
Calix, Inc.†	25,580	168,828
Extreme Networks, Inc.†	65,027	835,597
Gigamon, Inc.†#	21,524	836,207
Infinera Corp.†#	86,227	624,284
NeoPhotonics Corp.†#	19,247	136,654
NETGEAR, Inc.†	19,218	989,727

		3,825,481

Night Clubs — 0.0%
RCI Hospitality Holdings, Inc.	5,407	178,053

Non-Ferrous Metals — 0.1%
Materion Corp.	11,868	580,345

203

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Non-Ferrous Metals (continued)
Uranium Energy Corp.†#	81,285	$108,109

		688,454

Non-Hazardous Waste Disposal — 0.2%
Advanced Disposal Services, Inc.†	25,449	593,725
Casella Waste Systems, Inc., Class A†	23,302	496,799
Covanta Holding Corp.#	69,824	1,061,325

		2,151,849

Office Automation & Equipment — 0.0%
Eastman Kodak Co.†#	9,832	32,446

Office Furnishings - Original — 0.4%
CompX International, Inc.	983	13,172
Herman Miller, Inc.	35,549	1,270,877
HNI Corp.	26,297	920,395
Interface, Inc.	37,077	925,071
Kimball International, Inc., Class B	21,717	402,633
Knoll, Inc.	28,806	627,107
Steelcase, Inc., Class A	51,016	775,443

		4,934,698

Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	64,428	847,228

Oil & Gas Drilling — 0.3%
Diamond Offshore Drilling, Inc.†#	38,533	618,069
Ensco PLC, Class A#	254,697	1,367,723
Noble Corp. PLC†#	145,475	608,086
Parker Drilling Co.†	79,994	78,402
Rowan Cos. PLC, Class A†#	69,496	1,005,607

		3,677,887

Oil Companies - Exploration & Production — 1.2%
Abraxas Petroleum Corp.†	90,235	186,786
Approach Resources, Inc.†	25,625	64,062
Bill Barrett Corp.†	44,960	263,016
Bonanza Creek Energy, Inc.†	12,103	336,100
California Resources Corp.†#	25,394	399,448
Callon Petroleum Co.†#	120,092	1,325,816
Carrizo Oil & Gas, Inc.†#	45,663	882,666
Contango Oil & Gas Co.†	14,060	34,306
Denbury Resources, Inc.†#	236,834	414,459
DLB Oil & Gas, Inc.(1)(2)	3,000	0
Earthstone Energy, Inc., Class A†#	11,372	106,101
Eclipse Resources Corp.†	52,047	129,077
Energy XXI Gulf Coast, Inc.†#	17,614	88,422
EP Energy Corp., Class A†#	22,926	41,037
Evolution Petroleum Corp.	15,080	105,560
Gastar Exploration, Inc.†#	103,972	109,171
Halcon Resources Corp.†#	76,217	540,378
Isramco, Inc.†	436	51,797
Jagged Peak Energy, Inc.†#	33,409	507,149
Jones Energy, Inc., Class A†#	27,177	27,139
Lilis Energy, Inc.†#	25,476	126,106
Matador Resources Co.†#	53,491	1,529,843
Midstates Petroleum Co., Inc.†#	6,667	110,739
Oasis Petroleum, Inc.†	140,194	1,434,185
Panhandle Oil and Gas, Inc., Class A	9,353	207,637
PDC Energy, Inc.†	39,383	1,809,649
Penn Virginia Corp.†	8,499	291,601
Resolute Energy Corp.†#	12,928	386,806
Ring Energy, Inc.†	27,024	383,200
Rosehill Resources, Inc.†#	1,501	13,629
Sanchez Energy Corp.†#	42,247	218,839
SandRidge Energy, Inc.†	20,798	387,051
SilverBow Resources, Inc.†	4,153	94,024

Security Description	Shares	Value (Note 2)

Oil Companies - Exploration & Production (continued)
SRC Energy, Inc.†#	119,676	$1,048,362
Stone Energy Corp.†	11,621	294,476
Ultra Petroleum Corp.†#	116,233	1,114,674
Unit Corp.†	30,847	659,817
W&T Offshore, Inc.†	55,856	175,388
WildHorse Resource Development Corp.†#	11,914	196,581

		16,095,097

Oil Field Machinery & Equipment — 0.2%
Dril-Quip, Inc.†	22,569	1,082,184
Exterran Corp.†	19,127	586,051
Flotek Industries, Inc.†#	32,953	155,538
Forum Energy Technologies, Inc.†#	41,102	583,648
Gulf Island Fabrication, Inc.	8,137	103,340
Natural Gas Services Group, Inc.†	7,385	188,318
Thermon Group Holdings, Inc.†	19,194	446,452

		3,145,531

Oil Refining & Marketing — 0.2%
Adams Resources & Energy, Inc.	1,291	61,206
CVR Energy, Inc.#	9,406	307,106
Delek US Holdings, Inc.	46,402	1,541,475
Par Pacific Holdings, Inc.†	18,932	393,028
Trecora Resources†#	11,703	146,873

		2,449,688

Oil - Field Services — 0.8%
Archrock, Inc.	41,624	395,428
Basic Energy Services, Inc.†	10,369	231,955
Bristow Group, Inc.#	19,279	280,702
C&J Energy Services, Inc.†	27,641	864,058
CARBO Ceramics, Inc.†#	13,673	137,140
Era Group, Inc.†	11,728	129,477
Frank’s International NV	29,680	184,906
Helix Energy Solutions Group, Inc.†	83,780	557,137
Independence Contract Drilling, Inc.†	20,410	72,455
Key Energy Services, Inc.†	6,144	60,948
Mammoth Energy Services, Inc.†	4,793	90,348
Matrix Service Co.†	15,638	267,410
McDermott International, Inc.†	168,710	1,224,835
MRC Global, Inc.†	53,239	836,385
NCS Multistage Holdings, Inc.†#	6,574	110,443
Newpark Resources, Inc.†	52,043	460,581
NOW, Inc.†#	63,746	657,859
Oil States International, Inc.†	30,588	727,994
PHI, Inc.†	6,950	89,446
Pioneer Energy Services Corp.†	45,360	95,256
ProPetro Holding Corp.†	15,043	282,357
Ranger Energy Services, Inc.†	545	5,139
SEACOR Holdings, Inc.†	9,626	460,604
Select Energy Services, Inc., Class A†	5,512	90,838
Solaris Oilfield Infrastructure, Inc., Class A†	6,024	97,589
Superior Energy Services, Inc.†	90,706	875,313
Tesco Corp.†	27,635	111,922
TETRA Technologies, Inc.†	68,198	274,156

		9,672,681

Optical Recognition Equipment — 0.0%
Digimarc Corp.†	5,936	222,600

Optical Supplies — 0.0%
STAAR Surgical Co.†	24,355	422,559

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	9,646	457,703
Neenah Paper, Inc.	9,910	885,954
Orchids Paper Products Co.#	5,365	73,018

204

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Paper & Related Products (continued)
P.H. Glatfelter Co.	25,871	$537,858
Schweitzer-Mauduit International, Inc.	18,138	821,107
Verso Corp., Class A†	20,079	229,503

		3,005,143

Patient Monitoring Equipment — 0.4%
Insulet Corp.†	34,627	2,483,795
Masimo Corp.†	26,715	2,373,360

		4,857,155

Pharmacy Services — 0.1%
BioScrip, Inc.†#	69,175	181,238
Diplomat Pharmacy, Inc.†#	28,452	509,291

		690,529

Physical Therapy/Rehabilitation Centers — 0.3%
AAC Holdings, Inc.†	6,823	62,294
HealthSouth Corp.	57,898	2,892,005
U.S. Physical Therapy, Inc.	7,208	526,544

		3,480,843

Pipelines — 0.1%
SemGroup Corp., Class A	39,560	949,440
Tellurian, Inc.†#	33,027	416,801

		1,366,241

Pollution Control — 0.0%
Advanced Emissions Solutions, Inc.#	12,558	112,896
CECO Environmental Corp.	17,782	96,201
Hudson Technologies, Inc.†#	21,845	125,390

		334,487

Poultry — 0.2%
Sanderson Farms, Inc.#	12,002	2,036,619

Power Converter/Supply Equipment — 0.4%
Advanced Energy Industries, Inc.†	23,662	1,773,940
Energous Corp.†#	11,211	93,500
Generac Holdings, Inc.†	36,662	1,802,671
Powell Industries, Inc.	5,249	147,339
SPX Corp.†	25,366	808,922
SunPower Corp.†#	35,596	294,023
Vicor Corp.†	9,980	225,049

		5,145,444

Precious Metals — 0.1%
Coeur Mining, Inc.†	107,895	822,160
Hecla Mining Co.	234,801	878,156

		1,700,316

Printing - Commercial — 0.4%
ARC Document Solutions, Inc.†	23,813	65,724
Cimpress NV†#	14,879	1,812,262
Deluxe Corp.	28,882	2,053,510
Ennis, Inc.	14,905	315,241
LSC Communications, Inc.	19,917	325,842
Quad/Graphics, Inc.	18,691	420,735
RR Donnelley & Sons Co.	41,788	392,389

		5,385,703

Private Equity — 0.1%
Granite Point Mtg. Trust, Inc.	4,014	72,052
Kennedy-Wilson Holdings, Inc.	72,108	1,380,868

		1,452,920

Publishing - Books — 0.1%
Houghton Mifflin Harcourt Co.†	61,606	600,659

Security Description	Shares	Value (Note 2)

Publishing - Books (continued)
Scholastic Corp.	16,862	$693,365

		1,294,024

Publishing - Newspapers — 0.2%
Daily Journal Corp.†#	661	155,752
Gannett Co., Inc.	68,091	780,323
New York Times Co., Class A	74,799	1,406,221
tronc, Inc.†	11,655	206,410

		2,548,706

Publishing - Periodicals — 0.2%
Meredith Corp.#	23,576	1,606,704
Time, Inc.	59,643	1,109,360
Value Line, Inc.	654	11,569

		2,727,633

Quarrying — 0.1%
Compass Minerals International, Inc.#	20,193	1,408,462

Racetracks — 0.3%
Churchill Downs, Inc.	8,067	1,895,745
Empire Resorts, Inc.†#	2,028	53,235
International Speedway Corp., Class A	14,867	613,264
Penn National Gaming, Inc.†	50,482	1,451,862
Speedway Motorsports, Inc.	6,931	133,768

		4,147,874

Radio — 0.0%
Beasley Broadcast Group, Inc., Class A	2,908	33,006
Entercom Communications Corp., Class A	16,678	193,465
Saga Communications, Inc., Class A	2,247	101,339
Salem Media Group, Inc.	6,915	33,192
Townsquare Media, Inc., Class A†	5,238	41,590

		402,592

Real Estate Investment Trusts — 7.0%
Acadia Realty Trust#	50,045	1,402,761
AG Mtg. Investment Trust, Inc.	16,408	310,603
Agree Realty Corp.	16,244	803,103
Alexander & Baldwin, Inc.	27,831	808,769
Alexander’s, Inc.	1,268	536,339
Altisource Residential Corp.	29,557	323,649
American Assets Trust, Inc.	24,057	946,884
Anworth Mtg. Asset Corp.	56,468	317,350
Apollo Commercial Real Estate Finance, Inc.#	61,031	1,138,228
Ares Commercial Real Estate Corp.	15,955	215,073
Armada Hoffler Properties, Inc.#	26,633	411,480
ARMOUR Residential REIT, Inc.#	23,945	605,569
Ashford Hospitality Prime, Inc.	15,796	145,481
Ashford Hospitality Trust, Inc.	45,795	298,125
Bluerock Residential Growth REIT, Inc.	13,679	154,299
Capstead Mtg. Corp.	56,825	515,403
CareTrust REIT, Inc.	42,939	782,349
CatchMark Timber Trust, Inc., Class A	23,062	304,188
CBL & Associates Properties, Inc.#	100,432	565,432
Cedar Realty Trust, Inc.	49,215	293,814
Chatham Lodging Trust	22,520	510,979
Cherry Hill Mtg. Investment Corp.	6,987	127,303
Chesapeake Lodging Trust	35,244	1,016,437
City Office REIT, Inc.	17,608	233,130
Clipper Realty, Inc.#	8,906	89,772
CorEnergy Infrastructure Trust, Inc.	7,086	252,616
Cousins Properties, Inc.	249,106	2,234,481
CYS Investments, Inc.	90,239	730,034
DiamondRock Hospitality Co.	119,164	1,333,445
Dynex Capital, Inc.	27,495	196,864

205

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Easterly Government Properties, Inc.#	22,149	$469,337
EastGroup Properties, Inc.	19,780	1,860,902
Education Realty Trust, Inc.	43,800	1,601,766
Ellington Residential Mortgage REIT	4,949	63,595
First Industrial Realty Trust, Inc.	69,361	2,257,701
Four Corners Property Trust, Inc.	36,045	940,774
Franklin Street Properties Corp.#	62,266	678,077
GEO Group, Inc.	72,927	1,935,483
Getty Realty Corp.	16,186	460,654
Gladstone Commercial Corp.	14,826	338,626
Global Medical REIT, Inc.#	8,809	84,038
Global Net Lease, Inc.	39,880	862,604
Government Properties Income Trust#	56,327	1,050,499
Gramercy Property Trust	90,141	2,570,821
Great Ajax Corp.	9,344	133,713
Healthcare Realty Trust, Inc.	72,147	2,364,257
Hersha Hospitality Trust	23,111	405,598
Independence Realty Trust, Inc.	41,353	427,176
InfraREIT, Inc.†	25,286	534,040
Invesco Mtg. Capital, Inc.#	66,985	1,182,955
Investors Real Estate Trust	72,621	440,083
Invitation Homes, Inc.	121,442	2,859,959
iStar, Inc.†#	41,469	476,893
Jernigan Capital, Inc.#	7,993	165,055
Kite Realty Group Trust	49,335	948,712
KKR Real Estate Finance Trust, Inc.	6,168	126,444
LaSalle Hotel Properties	67,815	1,928,659
Lexington Realty Trust	129,059	1,349,957
LTC Properties, Inc.	23,444	1,074,673
Mack-Cali Realty Corp.	53,945	1,193,803
MedEquities Realty Trust, Inc.	17,071	191,366
Monmouth Real Estate Investment Corp.	41,331	738,172
MTGE Investment Corp.	27,259	505,654
National Health Investors, Inc.	23,669	1,846,182
National Storage Affiliates Trust	26,393	703,110
New Senior Investment Group, Inc.	48,903	401,005
New York Mortgage Trust, Inc.	66,389	424,890
NexPoint Residential Trust, Inc.	10,348	291,193
NorthStar Realty Europe Corp.	32,430	470,559
One Liberty Properties, Inc.	8,573	229,071
Orchid Island Capital, Inc.#	25,481	241,560
Owens Realty Mortgage, Inc.#	5,955	96,471
Pebblebrook Hotel Trust#	41,025	1,578,232
Pennsylvania Real Estate Investment Trust#	40,785	452,306
PennyMac Mortgage Investment Trust	39,305	615,516
Physicians Realty Trust	103,856	1,855,907
Potlatch Corp.	24,102	1,243,663
Preferred Apartment Communities, Inc., Class A	18,180	386,507
PS Business Parks, Inc.	11,777	1,561,159
QTS Realty Trust, Inc., Class A	27,983	1,557,534
Quality Care Properties, Inc.†	56,320	827,341
RAIT Financial Trust#	54,693	18,596
Ramco-Gershenson Properties Trust	46,828	674,791
Redwood Trust, Inc.	45,635	685,438
Resource Capital Corp.#	17,977	179,410
Retail Opportunity Investments Corp.	64,518	1,262,617
Rexford Industrial Realty, Inc.	41,072	1,288,429
RLJ Lodging Trust	101,081	2,191,436
Ryman Hospitality Properties, Inc.	26,344	1,830,381
Sabra Health Care REIT, Inc.	104,254	2,005,847
Saul Centers, Inc.	6,635	428,223
Select Income REIT	37,729	946,621
Seritage Growth Properties, Class A#	14,956	608,709
STAG Industrial, Inc.	53,231	1,506,437
Summit Hotel Properties, Inc.	60,943	920,849

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Sunstone Hotel Investors, Inc.	131,541	$2,198,050
Sutherland Asset Management Corp.	10,080	159,264
Terreno Realty Corp.	29,178	1,097,093
Tier REIT, Inc.	28,412	569,092
UMH Properties, Inc.	16,587	255,274
Universal Health Realty Income Trust	7,553	565,418
Urban Edge Properties#	58,199	1,486,984
Urstadt Biddle Properties, Inc., Class A	17,595	417,353
Washington Prime Group, Inc.#	111,122	790,077
Washington Real Estate Investment Trust	46,007	1,486,946
Western Asset Mortgage Capital Corp.#	24,338	244,110
Whitestone REIT#	21,918	323,729
Xenia Hotels & Resorts, Inc.	64,126	1,410,131

		90,159,517

Real Estate Management/Services — 0.2%
Farmland Partners, Inc.#	18,985	169,916
Griffin Industrial Realty, Inc.	415	15,148
HFF, Inc., Class A	21,889	988,069
Marcus & Millichap, Inc.†	9,549	305,186
RE/MAX Holdings, Inc., Class A	10,612	566,150
Redfin Corp.†#	6,429	146,453

		2,190,922

Real Estate Operations & Development — 0.1%
Community Healthcare Trust, Inc.#	10,103	275,408
Consolidated-Tomoka Land Co.	2,343	143,696
Forestar Group, Inc.†#	6,258	139,241
FRP Holdings, Inc.†	3,904	178,218
Maui Land & Pineapple Co., Inc.†	3,998	64,768
RMR Group, Inc., Class A	4,184	252,086
St. Joe Co.†	28,683	539,240
Stratus Properties, Inc.	3,515	109,668
Transcontinental Realty Investors, Inc.†	999	32,717
Trinity Place Holdings, Inc.†#	10,805	76,067

		1,811,109

Recreational Centers — 0.1%
Planet Fitness, Inc., Class A†	50,202	1,625,039

Recreational Vehicles — 0.2%
Camping World Holdings, Inc., Class A	13,869	642,967
LCI Industries	14,441	1,890,327
Malibu Boats, Inc., Class A†	10,724	335,232
MCBC Holdings, Inc.†	10,957	258,585

		3,127,111

Recycling — 0.0%
Aqua Metals, Inc.†#	9,906	32,195

Rental Auto/Equipment — 0.5%
Aaron’s, Inc.	37,757	1,424,194
Avis Budget Group, Inc.†#	44,617	1,699,908
CAI International, Inc.†	9,208	315,374
Herc Holdings, Inc.†	14,428	853,849
Hertz Global Holdings, Inc.†#	32,595	617,675
McGrath RentCorp	13,955	667,049
Rent-A-Center, Inc.#	25,512	286,755
Textainer Group Holdings, Ltd.†	16,157	370,803

		6,235,607

Research & Development — 0.1%
INC Research Holdings, Inc., Class A†	32,526	1,245,746

Resorts/Theme Parks — 0.2%
Marriott Vacations Worldwide Corp.	13,065	1,753,977

206

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Resorts/Theme Parks (continued)
SeaWorld Entertainment, Inc.†#	40,767	$479,012

		2,232,989

Respiratory Products — 0.1%
Inogen, Inc.†	10,140	1,305,424

Retail - Apparel/Shoe — 0.8%
Abercrombie & Fitch Co., Class A	40,697	706,500
American Eagle Outfitters, Inc.	96,667	1,554,405
Ascena Retail Group, Inc.†#	102,778	240,501
Boot Barn Holdings, Inc.†#	7,295	108,039
Buckle, Inc.#	17,133	381,209
Caleres, Inc.	25,068	818,220
Cato Corp., Class A	14,395	227,153
Chico’s FAS, Inc.	76,621	675,797
Children’s Place, Inc.#	10,277	1,365,813
DSW, Inc., Class A#	39,134	834,728
Duluth Holdings, Inc., Class B†#	5,719	108,604
Express, Inc.†	45,958	447,631
Finish Line, Inc., Class A#	23,689	255,604
Francesca’s Holdings Corp.†	21,961	162,951
Genesco, Inc.†	11,410	354,851
Guess?, Inc.#	35,702	589,083
J. Jill, Inc.†#	7,020	44,647
Shoe Carnival, Inc.	6,935	185,719
Tailored Brands, Inc.#	29,259	493,307
Tilly’s, Inc., Class A	7,703	127,099
Vera Bradley, Inc.†	11,981	106,032
Winmark Corp.	1,404	186,592

		9,974,485

Retail - Appliances — 0.0%
Conn’s, Inc.†#	10,949	338,324

Retail - Automobile — 0.4%
America’s Car-Mart, Inc.†	4,475	207,864
Asbury Automotive Group, Inc.†	11,165	734,657
Group 1 Automotive, Inc.	12,176	986,621
Lithia Motors, Inc., Class A#	13,879	1,627,868
Rush Enterprises, Inc., Class A†	17,721	863,190
Rush Enterprises, Inc., Class B†	3,168	145,696
Sonic Automotive, Inc., Class A#	15,892	337,705

		4,903,601

Retail - Bookstores — 0.0%
Barnes & Noble Education, Inc.†	22,774	137,555
Barnes & Noble, Inc.	35,431	244,474

		382,029

Retail - Building Products — 0.2%
At Home Group, Inc.†#	3,033	83,802
BMC Stock Holdings, Inc.†	39,001	900,923
Foundation Building Materials, Inc.†#	7,719	117,406
GMS, Inc.†	16,237	605,802
Lumber Liquidators Holdings, Inc.†	16,759	475,118
Tile Shop Holdings, Inc.	23,481	194,892

		2,377,943

Retail - Computer Equipment — 0.0%
PC Connection, Inc.	6,890	188,855
PCM, Inc.†	5,981	58,913

		247,768

Retail - Discount — 0.3%
Big Lots, Inc.#	26,784	1,582,934
Citi Trends, Inc.	8,617	222,233
Fred’s, Inc., Class A#	21,426	110,130

Security Description	Shares	Value (Note 2)

Retail - Discount (continued)
HSN, Inc.	19,219	$781,252
Ollie’s Bargain Outlet Holdings, Inc.†#	28,360	1,345,682

		4,042,231

Retail - Hair Salons — 0.0%
Regis Corp.†	21,168	337,630

Retail - Home Furnishings — 0.2%
Bassett Furniture Industries, Inc.	6,055	232,512
Haverty Furniture Cos., Inc.	11,193	270,311
Kirkland’s, Inc.†	9,125	118,716
La-Z-Boy, Inc.	28,768	946,467
Pier 1 Imports, Inc.	48,174	235,571
RH†#	11,857	1,202,181

		3,005,758

Retail - Jewelry — 0.0%
Movado Group, Inc.#	9,045	265,471

Retail - Leisure Products — 0.0%
MarineMax, Inc.†	14,986	319,951
Party City Holdco, Inc.†#	16,367	227,501

		547,452

Retail - Major Department Stores — 0.1%
J.C. Penney Co., Inc.†#	184,801	611,691
Sears Holdings Corp.†#	7,081	28,891

		640,582

Retail - Misc./Diversified — 0.3%
Container Store Group, Inc.†#	9,537	54,361
Five Below, Inc.†	32,187	1,989,157
Gaia, Inc.†#	5,219	66,542
PriceSmart, Inc.	13,163	1,125,436

		3,235,496

Retail - Office Supplies — 0.1%
Office Depot, Inc.	305,130	997,775

Retail - Pawn Shops — 0.2%
EZCORP, Inc., Class A†	29,737	358,331
FirstCash, Inc.	28,272	1,905,533

		2,263,864

Retail - Pet Food & Supplies — 0.1%
Freshpet, Inc.†#	14,599	277,381
PetIQ, Inc.†	4,309	95,573
PetMed Express, Inc.#	11,765	462,953

		835,907

Retail - Regional Department Stores — 0.0%
Dillard’s, Inc., Class A#	9,027	542,523

Retail - Restaurants — 1.5%
Biglari Holdings, Inc.†	610	209,230
BJ’s Restaurants, Inc.	12,536	448,162
Bloomin’ Brands, Inc.	54,475	1,169,578
Bojangles’, Inc.†#	10,327	138,898
Brinker International, Inc.#	29,316	1,076,777
Buffalo Wild Wings, Inc.†	9,125	1,423,044
Carrols Restaurant Group, Inc.†	20,553	272,327
Cheesecake Factory, Inc.#	26,744	1,311,526
Chuy’s Holdings, Inc.†	9,880	246,012
Cracker Barrel Old Country Store, Inc.#	11,455	1,790,760
Dave & Buster’s Entertainment, Inc.†	25,067	1,329,303
Del Frisco’s Restaurant Group, Inc.†	13,011	189,310
Del Taco Restaurants, Inc.†	19,643	241,216
Denny’s Corp.†	40,811	552,989

207

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Restaurants (continued)
DineEquity, Inc.#	10,255	$470,397
El Pollo Loco Holdings, Inc.†	12,110	127,760
Fiesta Restaurant Group, Inc.†#	15,372	290,531
Fogo De Chao, Inc.†	5,612	65,380
Habit Restaurants, Inc., Class A†#	12,027	112,452
J Alexander’s Holdings, Inc.†	7,674	77,891
Jack in the Box, Inc.	17,340	1,794,863
Nathan’s Famous, Inc.†	1,696	160,781
Noodles & Co.†#	6,975	35,224
Papa John’s International, Inc.#	16,236	949,157
Potbelly Corp.†#	13,630	175,145
Red Robin Gourmet Burgers, Inc.†#	7,669	401,856
Ruby Tuesday, Inc.†	35,245	84,236
Ruth’s Hospitality Group, Inc.	17,822	382,282
Shake Shack, Inc., Class A†#	13,073	537,300
Sonic Corp.#	24,480	624,730
Texas Roadhouse, Inc.	39,876	2,036,467
Wingstop, Inc.#	17,306	678,222
Zoe’s Kitchen, Inc.†#	11,374	181,757

		19,585,563

Retail - Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.#	12,519	94,518
Hibbett Sports, Inc.†#	12,700	253,365
Sportsman’s Warehouse Holdings, Inc.†#	21,555	108,637
Zumiez, Inc.†	10,976	239,277

		695,797

Retail - Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	8,104	66,453

Retail - Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A#	40,397	225,415
Vitamin Shoppe, Inc.†	12,710	47,663

		273,078

Retirement/Aged Care — 0.0%
Capital Senior Living Corp.†#	14,625	237,803

Rubber - Tires — 0.1%
Cooper Tire & Rubber Co.#	31,640	1,162,770

Rubber/Plastic Products — 0.3%
Myers Industries, Inc.	13,765	293,883
Proto Labs, Inc.†#	14,775	1,421,355
Trinseo SA	26,445	1,951,641

		3,666,879

Satellite Telecom — 0.1%
Globalstar, Inc.†#	264,548	417,986
Intelsat SA†	21,604	77,126
Iridium Communications, Inc.†#	49,917	616,475
Loral Space & Communications, Inc.†#	7,656	357,535

		1,469,122

Savings & Loans/Thrifts — 1.9%
Banc of California, Inc.#	25,892	583,864
Bank Mutual Corp.	25,264	270,325
BankFinancial Corp.	8,608	141,946
Bear State Financial, Inc.	12,355	126,515
Beneficial Bancorp, Inc.	41,241	699,035
Berkshire Hills Bancorp, Inc.	22,743	876,743
BofI Holding, Inc.†#	35,724	987,411
Brookline Bancorp, Inc.	44,727	720,105
BSB Bancorp, Inc.†	4,975	157,956
Capitol Federal Financial, Inc.	76,534	1,076,068
Charter Financial Corp.	7,331	135,477

Security Description	Shares	Value (Note 2)

Savings & Loans/Thrifts (continued)
Clifton Bancorp, Inc.	12,199	$211,165
Community Bankers Trust Corp.†	12,783	111,212
Dime Community Bancshares, Inc.	18,865	415,973
Entegra Financial Corp.†	3,763	109,127
ESSA Bancorp, Inc.	5,284	84,227
First Defiance Financial Corp.	5,910	321,090
First Financial Northwest, Inc.	4,948	83,869
Flagstar Bancorp, Inc.†	12,694	482,499
Flushing Financial Corp.	16,543	467,836
Greene County Bancorp, Inc.#	1,813	55,750
Hingham Institution for Savings	773	176,399
Home Bancorp, Inc.	3,496	149,629
HomeTrust Bancshares, Inc.†	9,934	268,218
Investors Bancorp, Inc.	154,482	2,204,458
Malvern Bancorp, Inc.†	3,827	103,138
Meridian Bancorp, Inc.	28,524	574,758
Meta Financial Group, Inc.	5,338	501,505
MutualFirst Financial, Inc.	3,651	138,555
Northfield Bancorp, Inc.	25,638	454,818
Northwest Bancshares, Inc.#	56,389	954,666
OceanFirst Financial Corp.	18,773	520,951
Oconee Federal Financial Corp.#	741	21,682
Oritani Financial Corp.	23,560	406,410
Pacific Premier Bancorp, Inc.†	23,344	924,422
Provident Financial Holdings, Inc.	3,676	70,800
Provident Financial Services, Inc.	36,739	1,004,444
Prudential Bancorp, Inc.#	4,837	89,533
Riverview Bancorp, Inc.	11,458	105,643
SI Financial Group, Inc.	6,688	100,989
Southern Missouri Bancorp, Inc.	3,505	141,041
Sterling Bancorp	127,025	3,220,084
Territorial Bancorp, Inc.	4,592	146,714
Timberland Bancorp, Inc.	3,706	106,436
United Community Financial Corp.	29,178	285,653
United Financial Bancorp, Inc.	30,139	561,791
Washington Federal, Inc.	53,295	1,854,666
Waterstone Financial, Inc.	15,212	287,507
WSFS Financial Corp.	18,000	910,800

		24,403,903

Schools — 0.5%
Adtalem Global Education, Inc.	37,067	1,536,427
American Public Education, Inc.†	9,417	252,846
Bridgepoint Education, Inc.†	10,980	100,247
Cambium Learning Group, Inc.†	8,234	48,745
Capella Education Co.	6,853	584,561
Career Education Corp.†	40,291	534,662
Grand Canyon Education, Inc.†	27,949	2,654,037
K12, Inc.†	20,288	335,564
Laureate Education, Inc., Class A†#	21,183	288,724
Strayer Education, Inc.	6,324	627,531

		6,963,344

Security Services — 0.2%
Alarm.com Holdings, Inc.†#	12,100	495,979
Ascent Capital Group, Inc., Class A†	6,559	78,970
Brink’s Co.	27,322	2,208,984

		2,783,933

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	7,806	114,280

Semiconductor Components - Integrated Circuits — 0.5%
Cirrus Logic, Inc.†	38,430	2,122,873
Integrated Device Technology, Inc.†	79,826	2,401,964
MaxLinear, Inc.†	35,846	946,693

208

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Components - Integrated Circuits (continued)
Power Integrations, Inc.	17,089	$1,341,487
Sigma Designs, Inc.†	22,332	130,642

		6,943,659

Semiconductor Equipment — 0.9%
Axcelis Technologies, Inc.†	17,889	572,448
Brooks Automation, Inc.	40,967	1,019,669
Cabot Microelectronics Corp.	14,828	1,428,233
Cohu, Inc.	16,004	364,251
Entegris, Inc.	84,644	2,564,713
FormFactor, Inc.†	42,881	703,248
MKS Instruments, Inc.	32,112	3,028,162
Nanometrics, Inc.†	14,331	360,568
Photronics, Inc.†	39,819	384,253
Rudolph Technologies, Inc.†	18,600	451,980
Ultra Clean Holdings, Inc.†	19,609	411,397
Veeco Instruments, Inc.†	28,106	453,912
Xcerra Corp.†	31,886	315,990

		12,058,824

Specified Purpose Acquisitions — 0.0%
Wins Finance Holdings, Inc.†#(1)(2)	726	0

Steel Pipe & Tube — 0.2%
Advanced Drainage Systems, Inc.	21,034	498,506
Atkore International Group, Inc.†	19,544	415,896
Mueller Water Products, Inc., Class A	91,819	1,146,819
Northwest Pipe Co.†	5,681	103,565
Omega Flex, Inc.	1,735	112,046
TimkenSteel Corp.†#	23,610	356,511

		2,633,343

Steel - Producers — 0.3%
AK Steel Holding Corp.†#	187,922	915,180
Carpenter Technology Corp.#	27,624	1,365,454
Commercial Metals Co.	68,870	1,366,381
Ryerson Holding Corp.†	9,526	88,115
Schnitzer Steel Industries, Inc., Class A	15,754	460,017
Shiloh Industries, Inc.†	5,183	44,263

		4,239,410

Steel - Specialty — 0.1%
Allegheny Technologies, Inc.†#	64,751	1,474,380

Storage/Warehousing — 0.1%
Mobile Mini, Inc.	26,185	940,042
Wesco Aircraft Holdings, Inc.†	33,205	245,717

		1,185,759

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	18,062	530,300

Telecom Equipment - Fiber Optics — 0.5%
Acacia Communications, Inc.†	11,009	425,828
Ciena Corp.†	84,055	1,828,196
Clearfield, Inc.†	6,930	101,178
Finisar Corp.†#	66,455	1,329,765
Harmonic, Inc.†#	47,247	198,437
KVH Industries, Inc.†	9,274	100,159
Oclaro, Inc.†#	98,662	702,473
Viavi Solutions, Inc.†	136,369	1,277,778

		5,963,814

Telecom Services — 0.4%
Consolidated Communications Holdings, Inc.	38,940	550,612
GTT Communications, Inc.†#	18,447	746,181
Hawaiian Telcom Holdco, Inc.†	3,557	112,223

Security Description	Shares	Value (Note 2)

Telecom Services (continued)
HC2 Holdings, Inc.†	24,275	$132,542
Ooma, Inc.†	10,094	111,539
ORBCOMM, Inc.†	39,021	419,866
RigNet, Inc.†	7,857	126,498
Spok Holdings, Inc.	12,156	212,730
Straight Path Communications, Inc., Class B†#	5,772	1,049,580
Vonage Holdings Corp.†	119,018	1,211,603

		4,673,374

Telecommunication Equipment — 0.2%
ADTRAN, Inc.	28,936	668,421
Comtech Telecommunications Corp.	13,675	296,337
Plantronics, Inc.	19,840	1,038,029
Preformed Line Products Co.	1,818	151,785

		2,154,572

Telephone - Integrated — 0.2%
Cincinnati Bell, Inc.†	25,009	542,695
Frontier Communications Corp.#	46,854	398,259
General Communication, Inc., Class A†	15,854	632,733
IDT Corp., Class B	10,360	161,927
Shenandoah Telecommunications Co.#	27,673	1,061,260
Windstream Holdings, Inc.	113,541	298,613

		3,095,487

Television — 0.3%
Central European Media Enterprises, Ltd., Class A†#	49,100	243,045
Gray Television, Inc.†	38,131	549,087
Nexstar Media Group, Inc., Class A#	27,069	1,837,985
Sinclair Broadcast Group, Inc., Class A#	43,020	1,464,831

		4,094,948

Textile - Apparel — 0.0%
Perry Ellis International, Inc.†	7,629	186,681
Unifi, Inc.†	9,168	334,999

		521,680

Textile - Products — 0.0%
Culp, Inc.	6,457	207,270

Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A#	32,870	468,397
National CineMedia, Inc.	36,860	230,375
Reading International, Inc., Class A†	10,035	160,259

		859,031

Therapeutics — 0.5%
Akebia Therapeutics, Inc.†#	26,402	410,815
Anika Therapeutics, Inc.†	8,562	471,938
Calithera Biosciences, Inc.†	18,241	191,531
Cara Therapeutics, Inc.†#	15,912	198,104
Concert Pharmaceuticals, Inc.†	10,671	240,738
Dyax Corp. CVR†(1)(2)	82,437	260,006
Flexion Therapeutics, Inc.†#	16,509	427,748
G1 Therapeutics, Inc.†#	4,637	95,290
La Jolla Pharmaceutical Co.†#	10,411	347,207
Mersana Therapeutics, Inc.†#	2,872	54,568
Portola Pharmaceuticals, Inc.†	32,538	1,651,304
Recro Pharma, Inc.†#	8,113	78,209
Sarepta Therapeutics, Inc.†#	35,213	1,960,308
Xencor, Inc.†#	22,679	492,361

		6,880,127

Tobacco — 0.2%
Turning Point Brands, Inc.	3,009	52,477
Universal Corp.	14,736	786,165

209

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Tobacco (continued)
Vector Group, Ltd.	58,475	$1,315,103

		2,153,745

Transactional Software — 0.2%
ACI Worldwide, Inc.†	69,445	1,588,902
Bottomline Technologies de, Inc.†	23,701	789,954
InnerWorkings, Inc.†	26,952	292,429
Synchronoss Technologies, Inc.†#	25,401	255,026

		2,926,311

Transport - Air Freight — 0.1%
Air Transport Services Group, Inc.†	34,505	836,746
Atlas Air Worldwide Holdings, Inc.†	13,868	800,877

		1,637,623

Transport - Equipment & Leasing — 0.2%
GATX Corp.#	23,257	1,468,680
Greenbrier Cos., Inc.#	16,309	815,450
Willis Lease Finance Corp.†	2,054	53,897

		2,338,027

Transport - Marine — 0.4%
Ardmore Shipping Corp.†#	16,720	132,924
Costamare, Inc.	29,243	168,147
DHT Holdings, Inc.#	45,938	177,780
Dorian LPG, Ltd.†	11,243	81,174
Eagle Bulk Shipping, Inc.†#	22,888	100,021
Frontline, Ltd.#	45,857	240,749
GasLog, Ltd.#	24,344	438,192
Genco Shipping & Trading, Ltd.†	4,577	52,040
Gener8 Maritime, Inc.†#	28,108	127,891
Golar LNG, Ltd.#	57,240	1,414,400
International Seaways, Inc.†	17,522	297,699
Navios Maritime Acquisition Corp.#	49,124	65,826
Navios Maritime Holdings, Inc.†	53,481	73,804
Nordic American Tankers, Ltd.#	59,561	237,648
Overseas Shipholding Group, Inc., Class A†	26,967	78,744
Safe Bulkers, Inc.†	28,662	90,859
Scorpio Bulkers, Inc.	34,989	251,921
Scorpio Tankers, Inc.#	124,607	386,282
Ship Finance International, Ltd.	35,641	552,436
Teekay Corp.#	32,160	267,893
Teekay Tankers, Ltd., Class A#	72,649	115,512

		5,351,942

Transport - Services — 0.2%
Echo Global Logistics, Inc.†	16,428	443,556
Hub Group, Inc., Class A†	19,441	929,280
Matson, Inc.	25,519	744,389
Radiant Logistics, Inc.†	22,301	107,268

		2,224,493

Transport - Truck — 0.7%
ArcBest Corp.	15,431	584,063
Covenant Transportation Group, Inc., Class A†	7,074	211,937
Daseke, Inc.†	12,199	154,805
Forward Air Corp.	17,882	1,017,486
Heartland Express, Inc.#	28,166	643,312
Knight-Swift Transportation Holdings, Inc.#	74,762	3,190,842
Marten Transport, Ltd.	23,216	467,803
Roadrunner Transportation Systems, Inc.†	18,202	155,809
Saia, Inc.†	15,076	992,001
Schneider National, Inc., Class B#	19,405	508,993
Universal Logistics Holdings, Inc.	4,974	116,143
Werner Enterprises, Inc.	28,404	1,085,033

Security Description	Shares	Value (Note 2)

Transport - Truck (continued)
YRC Worldwide, Inc.†	19,679	$242,445

		9,370,672

Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	43,271	404,584

Venture Capital — 0.0%
Safeguard Scientifics, Inc.†	12,063	149,581

Veterinary Diagnostics — 0.2%
Heska Corp.†	3,842	329,759
Kindred Biosciences, Inc.†	12,541	95,939
Neogen Corp.†	22,104	1,854,526
Phibro Animal Health Corp., Class A	11,285	391,589

		2,671,813

Vitamins & Nutrition Products — 0.1%
Natural Grocers by Vitamin Cottage, Inc.†#	5,369	42,200
Natural Health Trends Corp.#	4,376	78,549
Nature’s Sunshine Products, Inc.	6,394	82,163
Omega Protein Corp.	13,132	288,247
USANA Health Sciences, Inc.†	6,908	495,304

		986,463

Water — 0.4%
American States Water Co.	21,630	1,247,835
Artesian Resources Corp., Class A	4,677	198,024
California Water Service Group	28,615	1,304,844
Connecticut Water Service, Inc.	6,589	417,150
Consolidated Water Co., Ltd.	8,700	114,405
Global Water Resources, Inc.	6,043	58,496
Middlesex Water Co.	9,468	436,664
SJW Group	9,743	663,791
York Water Co.	7,643	283,937

		4,725,146

Water Treatment Systems — 0.0%
AquaVenture Holdings, Ltd.†#	6,896	105,716
Energy Recovery, Inc.†#	21,594	242,501
Pure Cycle Corp.†	10,191	70,827

		419,044

Web Hosting/Design — 0.2%
Endurance International Group Holdings, Inc.†	34,545	322,996
NIC, Inc.	38,200	634,120
Q2 Holdings, Inc.†#	18,665	781,130
Web.com Group, Inc.†	22,859	525,757

		2,264,003

Web Portals/ISP — 0.1%
Blucora, Inc.†	24,588	505,283
Meet Group, Inc.†#	39,883	101,303

		606,586

Wire & Cable Products — 0.3%
Belden, Inc.	25,067	2,122,924
Encore Wire Corp.	12,072	562,555
General Cable Corp.	29,334	630,681
Insteel Industries, Inc.	10,838	298,587

		3,614,747

Wireless Equipment — 0.5%
Aerohive Networks, Inc.†	18,708	101,023
CalAmp Corp.†	20,602	470,756
Gogo, Inc.†#	33,953	373,822
InterDigital, Inc.	20,630	1,569,943
Quantenna Communications, Inc.†#	12,581	153,866

210

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Wireless Equipment (continued)
Telenav, Inc.†	18,216	$100,188
Ubiquiti Networks, Inc.†#	13,775	920,583
ViaSat, Inc.†#	31,725	2,355,264

		6,045,445

X-Ray Equipment — 0.1%
Varex Imaging Corp.†	22,442	831,925
ViewRay, Inc.†#	17,426	167,811

		999,736

Total Common Stocks
(cost $860,325,382)		1,246,605,327

WARRANTS — 0.0%
Finance - Other Services — 0.0%
Emergent Capital, Inc.† Expires 10/01/2019 (strike price $10.75) (cost $0)	1,320	0

Total Long-Term Investment Securities
(cost $860,325,382)		1,246,605,327

SHORT-TERM INVESTMENT SECURITIES — 8.1%
Registered Investment Companies — 7.4%
State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(3)(4)	95,634,368	95,634,368

U.S. Government Treasuries — 0.7%
United States Treasury Bills
1.11% due 02/01/2018(5)	$500,000	499,025
1.19% due 04/05/2018(5)	500,000	497,760
1.27% due 02/22/2018(5)	500,000	498,646
1.27% due 03/01/2018(5)	7,500,000	7,476,586

		8,972,017

Total Short-Term Investment Securities
(cost $104,606,130)		104,606,385

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 2.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 11/30/2017, to be repurchased 12/01/2017 in the amount $34,686,116 collateralized by $35,535,000 of U.S. Treasury Inflation Index Notes, bearing interest at 0.38% due 07/15/2027 and having an approximate value of $35,380,991 (cost $34,686,000)	$34,686,000	$34,686,000

TOTAL INVESTMENTS
(cost $999,617,512)(6)	107.3%	1,385,897,712
Liabilities in excess of other assets	(7.3)	(94,011,833)

NET ASSETS	100.0%	$1,291,885,879

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Illiquid security. At November 30, 2017, the aggregate value of these securities was $262,435 representing 0.0% of net assets.
(2)	Securities classified as Level 3 (see Note 2).
(3)	At November 30, 2017, the Fund had loaned securities with a total value of $274,090,397. This was secured by collateral of $95,634,368, which was received in cash and subsequently invested in short-term investments currently valued at $95,634,368 as reported in the Portfolio of Investments. Additional collateral of $183,491,237 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$6,910,760
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	3,617,915
Government National Mtg. Assoc.	2.50% to 3.50%	06/20/2045 to 11/20/2046	6,937,343
United States Treasury Bills	0.00%	12/14/2017 to 08/16/2018	9,932,874
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2017 to 02/15/2047	156,092,345

(4)	The rate shown is the 7-day yield as of November 30, 2017.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 5 for cost of investments on a tax basis.

CVR—Contingent Value Rights

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
551	Long	Russell 2000 Mini Index	December 2017	$39,889,653	$42,575,770	$2,686,117

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

211

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical - Biomedical/Gene	$55,289,238	$—	$2,429	$55,291,667
Medical - Drugs	27,492,948	—	0	27,492,948
Metal - Diversified	—	—	0	0
Multimedia	1,394,010	—	0	1,394,010
Oil Companies - Exploration & Production	16,095,097	—	0	16,095,097
Specified Purpose Acquisitions	—	—	0	0
Therapeutics	6,620,121	—	260,006	6,880,127
Other Industries	1,139,451,478	—	—	1,139,451,478
Warrants	—	0	—	0
Short-Term Investment Securities:
Registered Investment Companies	95,634,368	—	—	95,634,368
U.S. Government Treasuries	—	8,972,017	—	8,972,017
Repurchase Agreements	—	34,686,000	—	34,686,000

Total Investment at Value	$1,341,977,260	$43,658,017	$262,435	$1,385,897,712

Other Financial Instruments:+
Futures Contracts	$2,686,117	$—	$—	$2,686,117

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

212

VALIC Company I Small Cap Special Values Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

Banks-Commercial	8.6%
Time Deposits	7.5
Chemicals-Specialty	4.7
Real Estate Investment Trusts	4.3
Retail-Restaurants	3.7
Computer Services	3.5
Paper & Related Products	3.4
Registered Investment Companies	3.2
Metal Processors & Fabrication	2.9
Building & Construction Products-Misc.	2.7
Printing-Commercial	2.6
Insurance-Property/Casualty	2.5
Investment Management/Advisor Services	2.4
Consumer Products-Misc.	2.2
Insurance-Reinsurance	2.1
Chemicals-Diversified	2.1
Human Resources	2.0
Diversified Operations	1.9
Building Products-Cement	1.8
Electric-Integrated	1.7
Oil Companies-Exploration & Production	1.7
Electric Products-Misc.	1.7
Oil-Field Services	1.6
Medical Imaging Systems	1.5
Machinery-Electrical	1.5
Containers-Metal/Glass	1.4
Batteries/Battery Systems	1.4
Auto/Truck Parts & Equipment-Replacement	1.4
Food-Misc./Diversified	1.4
Electronic Measurement Instruments	1.2
Miscellaneous Manufacturing	1.2
Chemicals-Plastics	1.2
Machinery-General Industrial	1.1
Investment Companies	1.0
Dental Supplies & Equipment	1.0
Oil & Gas Drilling	1.0
Retail-Apparel/Shoe	0.9
Beverages-Non-alcoholic	0.9
Identification Systems	0.9
Quarrying	0.9
Networking Products	0.9
Steel Pipe & Tube	0.8
Diversified Operations/Commercial Services	0.8
Medical Products	0.8
Footwear & Related Apparel	0.8
Medical-Biomedical/Gene	0.8
Real Estate Management/Services	0.7
Office Supplies & Forms	0.7
Electronic Components-Misc.	0.7
Medical-Drugs	0.7
E-Marketing/Info	0.7
Food-Canned	0.7
Publishing-Newspapers	0.7
Apparel Manufacturers	0.4
Computers-Integrated Systems	0.4
Food-Retail	0.4
Electronic Components-Semiconductors	0.4
Telecom Services	0.3
Food-Confectionery	0.3
Transactional Software	0.2
Medical-Wholesale Drug Distribution	0.2
Commercial Services-Finance	0.1
Retail-Jewelry	0.1
Textile-Products	0.1
Athletic Equipment	0.1

103.5%

*	Calculated as a percentage of net assets

213

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 92.2%
Apparel Manufacturers — 0.4%
Delta Apparel, Inc.†	70,428	$1,426,167

Athletic Equipment — 0.1%
Vista Outdoor, Inc.†	23,897	344,356

Auto/Truck Parts & Equipment-Replacement — 1.4%
Douglas Dynamics, Inc.	111,158	4,529,689

Banks-Commercial — 8.6%
Associated Banc-Corp.	166,666	4,249,983
First Citizens BancShares, Inc., Class A	19,510	8,320,820
Hancock Holding Co.	75,674	3,885,860
Renasant Corp.	112,260	4,831,670
UMB Financial Corp.	88,455	6,648,278

		27,936,611

Batteries/Battery Systems — 1.4%
Energizer Holdings, Inc.#	41,739	1,917,072
EnerSys	40,480	2,796,763

		4,713,835

Beverages-Non-alcoholic — 0.9%
Cott Corp.	179,331	3,079,113

Building & Construction Products-Misc. — 2.7%
Simpson Manufacturing Co., Inc.	147,925	8,871,062

Building Products-Cement — 1.8%
Eagle Materials, Inc.	52,390	5,864,013

Chemicals-Diversified — 2.1%
Innospec, Inc.	95,922	6,848,831

Chemicals-Plastics — 1.2%
A. Schulman, Inc.	52,828	2,004,823
PolyOne Corp.	38,621	1,784,676

		3,789,499

Chemicals-Specialty — 4.7%
CSW Industrials, Inc.†	92,112	4,430,587
Ingevity Corp.†	14,609	1,162,730
KMG Chemicals, Inc.	53,904	2,931,839
PQ Group Holdings, Inc.†	60,822	1,003,563
Quaker Chemical Corp.	14,921	2,458,682
Sensient Technologies Corp.	41,363	3,206,874

		15,194,275

Commercial Services-Finance — 0.1%
Liberty Tax, Inc.#	39,268	469,253

Computer Services — 3.5%
Conduent, Inc.†	127,939	1,952,349
DST Systems, Inc.	98,836	6,185,157
Sykes Enterprises, Inc.†	101,842	3,240,612

		11,378,118

Computers-Integrated Systems — 0.4%
NCR Corp.†	39,983	1,251,068

Consumer Products-Misc. — 2.2%
Central Garden & Pet Co.†#	77,011	3,051,946
Helen of Troy, Ltd.†	47,822	4,275,287

		7,327,233

Containers-Metal/Glass — 1.4%
Silgan Holdings, Inc.	163,812	4,730,891

Dental Supplies & Equipment — 1.0%
Patterson Cos., Inc.#	91,179	3,332,592

Security Description	Shares	Value (Note 2)

Diversified Operations — 1.3%
HRG Group, Inc.†	246,940	$4,284,409

Diversified Operations/Commercial Services — 0.8%
Viad Corp.	46,037	2,651,731

E-Marketing/Info — 0.7%
New Media Investment Group, Inc.	129,412	2,246,592

Electric Products-Misc. — 1.7%
Novanta, Inc.†	112,750	5,423,275

Electric-Integrated — 1.7%
Hawaiian Electric Industries, Inc.#	148,483	5,694,323

Electronic Components-Misc. — 0.7%
AVX Corp.	125,319	2,273,287

Electronic Components-Semiconductors — 0.4%
DSP Group, Inc.†	87,660	1,143,963

Electronic Measurement Instruments — 1.2%
Badger Meter, Inc.#	28,296	1,312,934
Orbotech, Ltd.†	51,562	2,612,131

		3,925,065

Food-Canned — 0.7%
TreeHouse Foods, Inc.†#	48,350	2,225,067

Food-Confectionery — 0.3%
Hostess Brands, Inc.†#	62,634	880,634

Food-Misc./Diversified — 1.4%
Nomad Foods, Ltd.†	270,270	4,440,536

Food-Retail — 0.4%
SUPERVALU, Inc.†#	62,996	1,151,567

Footwear & Related Apparel — 0.8%
Steven Madden, Ltd.†	60,936	2,605,014

Human Resources — 2.0%
AMN Healthcare Services, Inc.†#	42,117	2,114,274
Korn/Ferry International	102,586	4,497,370

		6,611,644

Identification Systems — 0.9%
Brady Corp., Class A	76,381	2,986,497

Insurance-Property/Casualty — 2.5%
ProAssurance Corp.	86,196	5,331,222
Stewart Information Services Corp.	67,302	2,714,290

		8,045,512

Insurance-Reinsurance — 2.1%
Aspen Insurance Holdings, Ltd.	48,884	2,004,244
Validus Holdings, Ltd.	100,471	4,941,164

		6,945,408

Investment Companies — 1.0%
Apollo Investment Corp.#	286,799	1,723,662
GlassBridge Enterprises, Inc.†#(4)	58,692	64,561
New Mountain Finance Corp.#	115,182	1,629,825

		3,418,048

Investment Management/Advisor Services — 2.4%
Artisan Partners Asset Management, Inc., Class A	98,707	3,898,927
Westwood Holdings Group, Inc.	58,250	3,981,387

		7,880,314

Machinery-Electrical — 1.5%
Franklin Electric Co., Inc.	103,896	4,810,385

214

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery-General Industrial — 1.1%
Kadant, Inc.	36,129	$3,695,997

Medical Imaging Systems — 1.5%
Analogic Corp.	59,707	4,943,740

Medical Products — 0.8%
Haemonetics Corp.†	45,734	2,643,425

Medical-Biomedical/Gene — 0.8%
Cambrex Corp.†	10,993	537,008
Innoviva, Inc.†#	147,268	1,932,156

		2,469,164

Medical-Drugs — 0.7%
Prestige Brands Holdings, Inc.†	50,012	2,260,542

Medical-Wholesale Drug Distribution — 0.2%
Owens & Minor, Inc.	30,087	575,865

Metal Processors & Fabrication — 2.9%
Global Brass & Copper Holdings, Inc.	66,542	2,302,353
Mueller Industries, Inc.	193,917	7,058,579

		9,360,932

Miscellaneous Manufacturing — 1.2%
Hillenbrand, Inc.	83,502	3,803,516

Networking Products — 0.9%
NETGEAR, Inc.†	56,449	2,907,124

Office Supplies & Forms — 0.7%
ACCO Brands Corp.†	173,543	2,282,090

Oil & Gas Drilling — 1.0%
Patterson-UTI Energy, Inc.	151,027	3,260,673

Oil Companies-Exploration & Production — 1.7%
QEP Resources, Inc.†	158,397	1,530,115
Whiting Petroleum Corp.†#	1	25
WPX Energy, Inc.†	308,890	3,913,636

		5,443,776

Oil-Field Services — 1.6%
C&J Energy Services, Inc.†	60,140	1,879,976
Oil States International, Inc.†	93,740	2,231,012
TETRA Technologies, Inc.†	315,441	1,268,073

		5,379,061

Paper & Related Products — 3.4%
Neenah Paper, Inc.	84,216	7,528,910
Schweitzer-Mauduit International, Inc.	78,358	3,547,267

		11,076,177

Printing-Commercial — 2.6%
Deluxe Corp.	54,050	3,842,955
Ennis, Inc.	192,524	4,071,883
LSC Communications, Inc.	33,157	542,448

		8,457,286

Publishing-Newspapers — 0.7%
A.H. Belo Corp., Class A	224,875	1,068,156
Gannett Co., Inc.	93,808	1,075,040

		2,143,196

Quarrying — 0.9%
Compass Minerals International, Inc.#	42,122	2,938,010

Security Description	Shares/ Principal Amount	Value (Note 2)

Real Estate Investment Trusts — 4.3%
Acadia Realty Trust#	38,314	$1,073,941
Apollo Commercial Real Estate Finance, Inc.#	126,587	2,360,848
Gramercy Property Trust	120,176	3,427,420
LaSalle Hotel Properties#	162,305	4,615,954
Washington Real Estate Investment Trust	80,572	2,604,087

		14,082,250

Real Estate Management/Services — 0.7%
Jones Lang LaSalle, Inc.	14,969	2,282,623

Retail-Apparel/Shoe — 0.9%
Buckle, Inc.#	60,661	1,349,707
Christopher & Banks Corp.†#	191,134	256,120
Guess?, Inc.#	89,719	1,480,363

		3,086,190

Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.	7,885	412,307

Retail-Restaurants — 3.7%
Dave & Buster’s Entertainment, Inc.†	18,864	1,000,358
Denny’s Corp.†	395,513	5,359,201
DineEquity, Inc.#	54,632	2,505,970
Wendy’s Co.#	208,929	3,110,953

		11,976,482

Steel Pipe & Tube — 0.8%
Atkore International Group, Inc.†	130,197	2,770,592

Telecom Services — 0.3%
Consolidated Communications Holdings, Inc.	64,589	913,288

Textile-Products — 0.1%
Dixie Group, Inc.†	101,112	409,504

Transactional Software — 0.2%
ACI Worldwide, Inc.†	25,615	586,071

Total Common Stocks
(cost $249,166,997)		300,889,758

PREFERRED SECURITIES — 0.6%
Diversified Operations — 0.6%
Steel Partners Holdings LP Series A# 6.00% (cost $2,271,995)	87,498	1,895,207

Total Long-Term Investment Securities
(cost $251,438,992)		302,784,965

SHORT-TERM INVESTMENT SECURITIES — 10.7%
Registered Investment Companies — 3.2%
State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(1)(2)	10,565,932	10,565,932

Time Deposits — 7.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 12/01/2017	$24,454,000	24,454,000

Total Short-Term Investment Securities
(cost $35,019,932)		35,019,932

TOTAL INVESTMENTS
(cost $286,458,924)(3)	103.5%	337,804,897
Liabilities in excess of other assets	(3.5)	(11,537,640)

NET ASSETS	100.0%	$326,267,257

215

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At November 30, 2017, the Fund had loaned securities with a total value of $40,262,732. This was secured by collateral of $10,565,932, which was received in cash and subsequently invested in short-term investments currently valued at $10,565,932 as reported in the Portfolio of Investments. Additional collateral of $30,741,090 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$709,405
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	371,387
Government National Mtg. Assoc.	2.50% to 3.50%	06/20/2045 to 11/20/2046	712,134
United States Treasury Bills	0.00%	12/14/2017 to 07/19/2018	1,796,961
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2017 to 02/15/2047	27,151,203

(2)	The rate shown is the 7-day yield as of November 30, 2017.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	Illiquid security. At November 30, 2017, the aggregate value of these securities was $64,561 representing 0.0% of net assets.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$300,889,758	$—	$—	$300,889,758
Preferred Securities	1,895,207	—	—	1,895,207
Short-Term Investment Securities:
Registered Investment Companies	10,565,932	—	—	10,565,932
Time Deposits	—	24,454,000	—	24,454,000

Total Investments at Value	$313,350,897	$24,454,000	$—	$337,804,897

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

216

VALIC Company I Small-Mid Growth Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

Machinery — General Industrial	5.4%
Medical — Drugs	4.5
Medical Products	4.3
Registered Investment Companies	4.2
Electronic Components — Semiconductors	4.1
Retail — Restaurants	3.8
Medical — Biomedical/Gene	3.8
Enterprise Software/Service	3.7
Computer Software	3.1
Machinery — Pumps	3.0
Chemicals — Specialty	2.9
Commercial Services — Finance	2.9
Banks — Commercial	2.9
Finance — Investment Banker/Broker	2.7
Instruments — Controls	2.6
Retail — Apparel/Shoe	2.5
Building & Construction Products — Misc.	2.3
Therapeutics	2.1
Web Hosting/Design	2.1
Miscellaneous Manufacturing	1.9
Applications Software	1.9
Investment Management/Advisor Services	1.8
Office Supplies & Forms	1.8
Food — Misc./Diversified	1.8
Oil Companies — Exploration & Production	1.7
Schools	1.6
Beverages — Wine/Spirits	1.6
Power Converter/Supply Equipment	1.5
Aerospace/Defense — Equipment	1.4
Commercial Services	1.4
Decision Support Software	1.4
Instruments — Scientific	1.3
Medical — HMO	1.3
Consulting Services	1.2
Coatings/Paint	1.2
Computers — Periphery Equipment	1.2
Retail — Misc./Diversified	1.2
Finance — Consumer Loans	1.1
Auto/Truck Parts & Equipment — Original	1.1
Electronic Measurement Instruments	1.1
Disposable Medical Products	1.0
Resorts/Theme Parks	1.0
Industrial Automated/Robotic	0.9
Real Estate Investment Trusts	0.8
Real Estate Management/Services	0.7
Medical Information Systems	0.7
Entertainment Software	0.7
Medical — Hospitals	0.7
Internet Security	0.7
Veterinary Diagnostics	0.6
Lasers — System/Components	0.6
Diagnostic Kits	0.6
Retail — Perfume & Cosmetics	0.4
Building — Residential/Commercial	0.4
Hotels/Motels	0.3

103.5%

*	Calculated as a percentage of net assets

217

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.3%
Aerospace/Defense - Equipment — 1.4%
L3 Technologies, Inc.	8,085	$1,605,600

Applications Software — 1.9%
Red Hat, Inc.†	6,238	790,729
ServiceNow, Inc.†#	8,635	1,062,105
Tableau Software, Inc., Class A†#	4,424	311,007

		2,163,841

Auto/Truck Parts & Equipment - Original — 1.1%
WABCO Holdings, Inc.†	8,773	1,311,125

Banks - Commercial — 2.9%
Eagle Bancorp, Inc.†	22,545	1,491,352
First Republic Bank#	19,517	1,864,654

		3,356,006

Beverages - Wine/Spirits — 1.6%
MGP Ingredients, Inc.#	25,274	1,879,122

Building & Construction Products - Misc. — 2.3%
Fortune Brands Home & Security, Inc.	22,676	1,551,492
Summit Materials, Inc., Class A†	35,918	1,104,838

		2,656,330

Building - Residential/Commercial — 0.4%
M/I Homes, Inc.†	13,412	485,649

Chemicals - Specialty — 2.9%
Ashland Global Holdings, Inc.	17,432	1,289,619
Valvoline, Inc.	85,572	2,110,206

		3,399,825

Coatings/Paint — 1.2%
RPM International, Inc.	26,184	1,386,966

Commercial Services — 1.4%
Healthcare Services Group, Inc.#	30,855	1,602,300

Commercial Services - Finance — 2.9%
Global Payments, Inc.	18,519	1,862,271
Total System Services, Inc.	20,312	1,510,400

		3,372,671

Computer Software — 3.1%
InterXion Holding NV†	32,953	1,902,377
Splunk, Inc.†#	20,915	1,675,082

		3,577,459

Computers - Periphery Equipment — 1.2%
Electronics For Imaging, Inc.†	29,864	918,617
Kornit Digital, Ltd.†#	25,730	457,994

		1,376,611

Consulting Services — 1.2%
Gartner, Inc.†#	11,571	1,398,818

Decision Support Software — 1.4%
MSCI, Inc.	12,257	1,577,476

Diagnostic Kits — 0.6%
IDEXX Laboratories, Inc.†	4,547	711,196

Disposable Medical Products — 1.0%
ICU Medical, Inc.†	5,353	1,142,330

Electronic Components - Semiconductors — 4.1%
Advanced Micro Devices, Inc.†#	44,281	482,220
Cavium, Inc.†#	12,598	1,076,877
Monolithic Power Systems, Inc.	11,651	1,378,896
Qorvo, Inc.†	8,088	619,379
Xilinx, Inc.	17,490	1,215,730

		4,773,102

Security Description	Shares	Value (Note 2)

Electronic Measurement Instruments — 1.1%
Badger Meter, Inc.#	26,836	$1,245,190

Enterprise Software/Service — 3.7%
Black Knight, Inc.†	36,985	1,660,626
Tyler Technologies, Inc.†	6,701	1,225,747
Ultimate Software Group, Inc.†#	6,797	1,434,371

		4,320,744

Entertainment Software — 0.7%
Take-Two Interactive Software, Inc.†	7,177	800,594

Finance - Consumer Loans — 1.1%
SLM Corp.†	114,873	1,329,081

Finance - Investment Banker/Broker — 2.7%
Evercore, Inc., Class A	6,817	592,057
Lazard, Ltd., Class A	51,549	2,538,788

		3,130,845

Food - Misc./Diversified — 1.8%
Blue Buffalo Pet Products, Inc.†#	47,210	1,449,819
Snyder’s-Lance, Inc.#	15,467	598,264

		2,048,083

Hotels/Motels — 0.3%
Choice Hotels International, Inc.	3,688	289,508

Industrial Automated/Robotic — 0.9%
Cognex Corp.	7,598	1,052,855

Instruments - Controls — 2.6%
Mettler-Toledo International, Inc.†	1,389	873,973
Sensata Technologies Holding NV†#	41,681	2,081,966

		2,955,939

Instruments - Scientific — 1.3%
PerkinElmer, Inc.	20,758	1,529,449

Internet Security — 0.7%
Proofpoint, Inc.†#	8,501	765,515

Investment Management/Advisor Services — 1.8%
Affiliated Managers Group, Inc.	10,768	2,139,279

Lasers - System/Components — 0.6%
Coherent, Inc.†	2,443	713,258

Machinery - General Industrial — 5.4%
IDEX Corp.	10,892	1,476,628
Middleby Corp.†	24,313	3,100,394
Tennant Co.	15,366	1,011,083
Welbilt, Inc.†#	29,779	668,241

		6,256,346

Machinery - Pumps — 3.0%
Gorman-Rupp Co.	24,316	800,726
Graco, Inc.	5,285	695,453
Xylem, Inc.	29,326	2,033,465

		3,529,644

Medical Information Systems — 0.7%
athenahealth, Inc.†#	6,336	841,991

Medical Products — 4.3%
ABIOMED, Inc.†	9,680	1,886,051
Cooper Cos., Inc.	3,470	836,895
Nevro Corp.†#	18,001	1,346,835
West Pharmaceutical Services, Inc.	9,170	916,358

		4,986,139

Medical - Biomedical/Gene — 3.8%
Acceleron Pharma, Inc.†#	17,318	631,934
Alder Biopharmaceuticals, Inc.†#	46,729	514,019

218

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Exelixis, Inc.†	47,791	$1,294,180
Seattle Genetics, Inc.†#	19,745	1,203,063
Ultragenyx Pharmaceutical, Inc.†#	15,259	770,427

		4,413,623

Medical - Drugs — 4.5%
ACADIA Pharmaceuticals, Inc.†#	29,342	887,596
Alkermes PLC†#	34,924	1,826,176
Galapagos NV ADR†	4,457	393,018
PRA Health Sciences, Inc.†	14,652	1,206,885
TESARO, Inc.†#	11,252	951,919

		5,265,594

Medical - HMO — 1.3%
WellCare Health Plans, Inc.†	7,101	1,512,442

Medical - Hospitals — 0.7%
Acadia Healthcare Co., Inc.†#	24,448	778,180

Miscellaneous Manufacturing — 1.9%
John Bean Technologies Corp.#	18,465	2,211,184

Office Supplies & Forms — 1.8%
Avery Dennison Corp.	18,552	2,117,154

Oil Companies - Exploration & Production — 1.7%
Diamondback Energy, Inc.†	17,650	1,929,321

Power Converter/Supply Equipment — 1.5%
Hubbell, Inc.	13,558	1,705,461

Real Estate Investment Trusts — 0.8%
SBA Communications Corp.†	5,510	935,322

Real Estate Management/Services — 0.7%
HFF, Inc., Class A	18,970	856,306

Resort/Theme Parks — 1.0%
Vail Resorts, Inc.	4,956	1,115,893

Retail - Apparel/Shoe — 2.5%
Burlington Stores, Inc.†	13,468	1,432,591
PVH Corp.	11,289	1,518,935

		2,951,526

Retail - Misc./Diversified — 1.2%
Five Below, Inc.†	22,046	1,362,443

Retail - Perfume & Cosmetics — 0.4%
Ulta Beauty, Inc.†	2,289	507,494

Retail - Restaurants — 3.8%
Dunkin’ Brands Group, Inc.#	39,671	2,368,358
Shake Shack, Inc., Class A†#	12,258	503,804
Wingstop, Inc.#	40,357	1,581,591

		4,453,753

Schools — 1.6%
Bright Horizons Family Solutions, Inc.†	21,179	1,883,872

Therapeutics — 2.1%
Agios Pharmaceuticals, Inc.†#	15,405	948,178
Neurocrine Biosciences, Inc.†#	15,838	1,138,594
Sarepta Therapeutics, Inc.†#	6,038	336,135

		2,422,907

Veterinary Diagnostics — 0.6%
Neogen Corp.†	8,878	744,864

Web Hosting/Design — 2.1%
GoDaddy, Inc., Class A†	42,759	2,080,225
Wix.com, Ltd.†#	6,125	336,263

		2,416,488

Total Long-Term Investment Securities
(cost $93,173,212)		115,294,714

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 4.2%
Registered Investment Companies — 4.2%
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.74%(2)	645,920	$645,920
State Street Navigator Securities Lending Government Money Market Portfolio(1)(2) 1.04%	4,189,535	4,189,535

Total Short-Term Investment Securities
(cost $4,835,455)		4,835,455

TOTAL INVESTMENTS
(cost $98,008,667)(3)	103.5%	120,130,169
Liabilities in excess of other assets	(3.5)	(4,038,811)

NET ASSETS	100.0%	$116,091,358

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At November 30, 2017, the Fund had loaned securities with a total value of $24,301,126. This was secured by collateral of $4,189,535, which was received in cash and subsequently invested in short-term investments currently valued at $4,189,535 as reported in the Portfolio of Investments. Additional collateral of $20,274,892 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$3,597,068
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	1,883,134
Government National Mtg. Assoc.	2.50% to 3.50%	06/20/2045 to 11/20/2046	3,610,904
United States Treasury Bills	0.00%	12/14/2017 to 07/19/2018	485,198
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2017 to 02/15/2047	10,698,588

(2)	The rate shown is the 7 day yield as of November 30, 2017.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American	Depositary Receipt

219

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$115,294,714	$—	$—	$115,294,714
Short-Term Investment Securities:	4,835,455	—	—	4,835,455

Total Investments at Value	$120,130,169	$—	$—	$120,130,169

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

220

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

Medical-Drugs	5.1%
Diversified Banking Institutions	4.4
Computers	4.1
Applications Software	3.5
Electronic Components-Semiconductors	2.9
Real Estate Investment Trusts	2.8
Web Portals/ISP	2.7
Electric-Integrated	2.7
Oil Companies-Integrated	2.5
Banks-Super Regional	2.4
Medical-Biomedical/Gene	2.2
E-Commerce/Products	2.2
Internet Content-Entertainment	2.2
Diversified Manufacturing Operations	2.1
Finance-Credit Card	2.0
Medical-HMO	2.0
Aerospace/Defense	1.9
Telephone-Integrated	1.9
Beverages-Non-alcoholic	1.7
Insurance-Reinsurance	1.7
Oil Companies-Exploration & Production	1.6
Cosmetics & Toiletries	1.4
Retail-Discount	1.3
Computer Services	1.3
Multimedia	1.3
Tobacco	1.3
Retail-Building Products	1.2
Commercial Services-Finance	1.2
Insurance-Multi-line	1.2
Retail-Restaurants	1.2
Chemicals-Diversified	1.1
Cable/Satellite TV	1.1
Diagnostic Equipment	1.0
Repurchase Agreements	1.0
Medical Instruments	0.9
Transport-Rail	0.9
Food-Misc./Diversified	0.9
Medical Products	0.8
Networking Products	0.8
Transport-Services	0.7
Enterprise Software/Service	0.7
Investment Management/Advisor Services	0.7
Oil-Field Services	0.6
Insurance-Life/Health	0.6
Retail-Drug Store	0.6
Instruments-Controls	0.6
Banks-Fiduciary	0.6
Semiconductor Components-Integrated Circuits	0.6
Oil Refining & Marketing	0.5
Aerospace/Defense-Equipment	0.5
Finance-Other Services	0.5
Airlines	0.5
Insurance Brokers	0.5
Auto-Cars/Light Trucks	0.5
E-Commerce/Services	0.5
Semiconductor Equipment	0.4
Banks-Commercial	0.4
Electronic Forms	0.4
Machinery-Construction & Mining	0.4
Finance-Investment Banker/Broker	0.4
Data Processing/Management	0.3
Entertainment Software	0.3
Industrial Gases	0.3
Athletic Footwear	0.3
Insurance-Property/Casualty	0.3
Retail-Apparel/Shoe	0.3
Pipelines	0.3
Agricultural Chemicals	0.3
Hotels/Motels	0.3

Commercial Services	0.3
Medical-Wholesale Drug Distribution	0.3
Computer Aided Design	0.3
Retail-Auto Parts	0.3
Electronic Connectors	0.3
Consumer Products-Misc.	0.3
Electric Products-Misc.	0.3
Cruise Lines	0.2
Retail-Major Department Stores	0.2
Electronic Measurement Instruments	0.2
Apparel Manufacturers	0.2
Computers-Memory Devices	0.2
Beverages-Wine/Spirits	0.2
Non-Hazardous Waste Disposal	0.2
Machinery-Farming	0.2
Medical Labs & Testing Services	0.2
Building-Residential/Commercial	0.2
Gas-Distribution	0.2
Auto/Truck Parts & Equipment-Original	0.2
Distribution/Wholesale	0.2
Medical-Hospitals	0.2
Electric-Distribution	0.2
Pharmacy Services	0.2
Dental Supplies & Equipment	0.2
Containers-Paper/Plastic	0.2
Electronic Components-Misc.	0.2
Tools-Hand Held	0.2
Building Products-Air & Heating	0.2
Food-Meat Products	0.1
Coatings/Paint	0.1
Medical-Generic Drugs	0.1
Casino Hotels	0.1
Finance-Consumer Loans	0.1
Building Products-Cement	0.1
Food-Confectionery	0.1
Food-Wholesale/Distribution	0.1
Machinery-General Industrial	0.1
Chemicals-Specialty	0.1
Engines-Internal Combustion	0.1
Consulting Services	0.1
Industrial Automated/Robotic	0.1
Auto-Heavy Duty Trucks	0.1
Disposable Medical Products	0.1
Advertising Agencies	0.1
Instruments-Scientific	0.1
Paper & Related Products	0.1
Food-Retail	0.1
Agricultural Operations	0.1
Medical Information Systems	0.1
U.S. Government Treasuries	0.1
Television	0.1
Gold Mining	0.1
Metal-Copper	0.1
Steel-Producers	0.1
Machinery-Pumps	0.1
Textile-Home Furnishings	0.1
Internet Security	0.1
Registered Investment Companies	0.1
Toys	0.1
Water	0.1
Retail-Consumer Electronics	0.1
Retail-Regional Department Stores	0.1
Wireless Equipment	0.1
Home Decoration Products	0.1
Engineering/R&D Services	0.1
Broadcast Services/Program	0.1
Brewery	0.1
Containers-Metal/Glass	0.1
Building Products-Wood	0.1
Diagnostic Kits	0.1
Rental Auto/Equipment	0.1

221

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited) — (continued)

Real Estate Management/Services	0.1
Retail-Perfume & Cosmetics	0.1
Retail-Jewelry	0.1
Oil Field Machinery & Equipment	0.1
Retail-Automobile	0.1
Appliances	0.1
Respiratory Products	0.1
Soap & Cleaning Preparation	0.1
X-Ray Equipment	0.1

99.9%

*	Calculated as a percentage of net assets

222

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.7%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	82,521	$1,632,266
Omnicom Group, Inc.	48,421	3,459,196

		5,091,462

Aerospace/Defense — 1.9%
Arconic, Inc.	88,677	2,182,341
Boeing Co.	116,589	32,271,835
General Dynamics Corp.	58,439	12,106,223
Lockheed Martin Corp.	52,575	16,777,734
Northrop Grumman Corp.	36,543	11,233,318
Raytheon Co.	60,905	11,641,991
Rockwell Collins, Inc.	34,093	4,510,845
TransDigm Group, Inc.#	10,130	2,874,793

		93,599,080

Aerospace/Defense - Equipment — 0.5%
Harris Corp.	25,131	3,631,429
L3 Technologies, Inc.	16,413	3,259,458
United Technologies Corp.	155,879	18,931,505

		25,822,392

Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	48,944	1,833,932
Monsanto Co.	92,186	10,909,291
Mosaic Co.	73,656	1,789,104

		14,532,327

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	118,043	4,707,555

Airlines — 0.5%
Alaska Air Group, Inc.	25,920	1,792,886
American Airlines Group, Inc.	90,951	4,592,116
Delta Air Lines, Inc.	139,773	7,396,787
Southwest Airlines Co.	115,552	7,010,540
United Continental Holdings, Inc.†	54,262	3,435,870

		24,228,199

Apparel Manufacturers — 0.2%
Hanesbrands, Inc.#	76,481	1,597,688
Michael Kors Holdings, Ltd.†	31,813	1,859,152
Ralph Lauren Corp.	11,621	1,105,738
Under Armour, Inc., Class A†#	38,809	515,771
Under Armour, Inc., Class C†#	39,058	465,962
VF Corp.#	68,554	5,001,700

		10,546,011

Appliances — 0.1%
Whirlpool Corp.	15,314	2,581,481

Applications Software — 3.5%
Citrix Systems, Inc.†	30,203	2,646,689
Intuit, Inc.	51,075	8,030,011
Microsoft Corp.	1,616,205	136,035,975
Red Hat, Inc.†	37,237	4,720,162
salesforce.com, Inc.†	143,268	14,945,718

		166,378,555

Athletic Footwear — 0.3%
NIKE, Inc., Class B	275,713	16,658,579

Auto - Cars/Light Trucks — 0.5%
Ford Motor Co.	820,695	10,275,101
General Motors Co.	275,197	11,858,239

		22,133,340

Security Description	Shares	Value (Note 2)

Auto - Heavy Duty Trucks — 0.1%
PACCAR, Inc.	73,731	$5,185,501

Auto/Truck Parts & Equipment - Original — 0.2%
BorgWarner, Inc.	41,631	2,318,014
Delphi Automotive PLC	55,994	5,860,892

		8,178,906

Banks - Commercial — 0.4%
BB&T Corp.	169,567	8,380,001
M&T Bank Corp.	31,881	5,386,295
Regions Financial Corp.	250,770	4,160,275
Zions Bancorporation	42,422	2,102,010

		20,028,581

Banks - Fiduciary — 0.6%
Bank of New York Mellon Corp.	216,793	11,867,249
Citizens Financial Group, Inc.	105,059	4,275,902
Northern Trust Corp.	45,067	4,406,651
State Street Corp.	78,469	7,482,019

		28,031,821

Banks - Super Regional — 2.4%
Capital One Financial Corp.	101,496	9,337,632
Comerica, Inc.	36,912	3,075,139
Fifth Third Bancorp	154,591	4,716,571
Huntington Bancshares, Inc.	228,724	3,293,626
KeyCorp	228,205	4,331,331
PNC Financial Services Group, Inc.	100,555	14,134,011
SunTrust Banks, Inc.	100,708	6,206,634
US Bancorp	333,456	18,390,098
Wells Fargo & Co.	937,451	52,937,858

		116,422,900

Beverages - Non-alcoholic — 1.7%
Coca-Cola Co.	805,511	36,868,239
Dr Pepper Snapple Group, Inc.	38,133	3,439,215
Monster Beverage Corp.†	87,032	5,454,295
PepsiCo, Inc.	299,750	34,926,870

		80,688,619

Beverages - Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	41,090	2,457,182
Constellation Brands, Inc., Class A	36,072	7,848,906

		10,306,088

Brewery — 0.1%
Molson Coors Brewing Co., Class B	38,755	3,026,766

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†#	32,300	614,346
Discovery Communications, Inc., Class C†#	42,644	771,004
Scripps Networks Interactive, Inc., Class A	20,137	1,648,012

		3,033,362

Building & Construction Products - Misc. — 0.0%
Fortune Brands Home & Security, Inc.	32,317	2,211,129

Building Products - Air & Heating — 0.2%
Johnson Controls International PLC	195,650	7,364,266

Building Products - Cement — 0.1%
Martin Marietta Materials, Inc.	13,186	2,747,831
Vulcan Materials Co.	27,756	3,487,541

		6,235,372

Building Products - Wood — 0.1%
Masco Corp.	66,853	2,868,662

223

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building-Residential/Commercial — 0.2%
D.R. Horton, Inc.	71,470	$3,644,970
Lennar Corp., Class A	42,636	2,676,688
Lennar Corp., Class B	853	43,762
PulteGroup, Inc.	58,245	1,987,902

		8,353,322

Cable/Satellite TV — 1.1%
Charter Communications, Inc., Class A†	42,208	13,768,672
Comcast Corp., Class A	987,051	37,053,894
DISH Network Corp., Class A†	47,775	2,419,804

		53,242,370

Casino Hotels — 0.1%
MGM Resorts International	108,626	3,706,319
Wynn Resorts, Ltd.#	16,787	2,653,689

		6,360,008

Chemicals-Diversified — 1.1%
DowDuPont, Inc.	489,596	35,231,328
Eastman Chemical Co.	30,401	2,808,141
FMC Corp.	28,145	2,656,888
LyondellBasell Industries NV, Class A	68,104	7,130,489
PPG Industries, Inc.	53,818	6,288,633

		54,115,479

Chemicals-Specialty — 0.1%
Albemarle Corp.#	23,181	3,113,672
International Flavors & Fragrances, Inc.	16,571	2,575,796

		5,689,468

Coatings/Paint — 0.1%
Sherwin-Williams Co.	17,249	6,889,596

Commercial Services — 0.3%
Cintas Corp.	17,921	2,821,482
Ecolab, Inc.	54,650	7,428,028
Nielsen Holdings PLC	70,476	2,587,879
Quanta Services, Inc.†	31,723	1,202,302

		14,039,691

Commercial Services-Finance — 1.2%
Automatic Data Processing, Inc.	93,246	10,672,937
Equifax, Inc.	25,259	2,882,557
Global Payments, Inc.	31,997	3,217,618
H&R Block, Inc.#	43,867	1,148,438
IHS Markit, Ltd.†	76,226	3,401,204
Moody’s Corp.	34,869	5,293,812
PayPal Holdings, Inc.†	237,168	17,960,733
S&P Global, Inc.	53,928	8,924,005
Total System Services, Inc.	35,180	2,615,985
Western Union Co.	97,362	1,917,058

		58,034,347

Computer Aided Design — 0.3%
ANSYS, Inc.†	17,786	2,635,707
Autodesk, Inc.†	45,994	5,045,542
Cadence Design Systems, Inc.†	58,796	2,581,732
Synopsys, Inc.†	31,525	2,849,230

		13,112,211

Computer Services — 1.3%
Accenture PLC, Class A	129,675	19,193,197
Cognizant Technology Solutions Corp., Class A	123,934	8,957,949
CSRA, Inc.	34,303	992,386

Security Description	Shares	Value (Note 2)

Computer Services (continued)
DXC Technology Co.	59,729	$5,742,346
International Business Machines Corp.	181,865	28,001,754

		62,887,632

Computer Software — 0.0%
Akamai Technologies, Inc.†	35,971	2,006,462

Computers — 4.1%
Apple, Inc.	1,083,849	186,259,451
Hewlett Packard Enterprise Co.	344,682	4,808,314
HP, Inc.	350,479	7,517,774

		198,585,539

Computers-Memory Devices — 0.2%
NetApp, Inc.	56,605	3,198,749
Seagate Technology PLC#	60,397	2,328,908
Western Digital Corp.	61,875	4,879,462

		10,407,119

Consulting Services — 0.1%
Gartner, Inc.†#	19,010	2,298,119
Verisk Analytics, Inc.†	32,613	3,144,545

		5,442,664

Consumer Products-Misc. — 0.3%
Clorox Co.	27,083	3,772,391
Kimberly-Clark Corp.	74,136	8,878,527

		12,650,918

Containers-Metal/Glass — 0.1%
Ball Corp.#	73,817	2,946,036

Containers-Paper/Plastic — 0.2%
Packaging Corp. of America	19,799	2,348,161
Sealed Air Corp.#	39,876	1,916,042
WestRock Co.	53,298	3,326,328

		7,590,531

Cosmetics & Toiletries — 1.4%
Colgate-Palmolive Co.	184,832	13,391,079
Coty, Inc., Class A#	98,974	1,705,322
Estee Lauder Cos., Inc., Class A	46,976	5,864,014
Procter & Gamble Co.	535,084	48,152,209

		69,112,624

Cruise Lines — 0.2%
Carnival Corp.	85,577	5,617,274
Norwegian Cruise Line Holdings, Ltd.†	37,343	2,022,497
Royal Caribbean Cruises, Ltd.	36,104	4,472,564

		12,112,335

Data Processing/Management — 0.3%
Fidelity National Information Services, Inc.	69,752	6,579,706
Fiserv, Inc.†	44,163	5,805,226
Paychex, Inc.	67,118	4,517,713

		16,902,645

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	15,137	3,948,940
DENTSPLY SIRONA, Inc.	48,158	3,227,068
Patterson Cos., Inc.#	17,284	631,730

		7,807,738

Diagnostic Equipment — 1.0%
Abbott Laboratories	364,577	20,551,206
Danaher Corp.	128,278	12,104,312

224

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diagnostic Equipment (continued)
Thermo Fisher Scientific, Inc.	83,978	$16,187,599

		48,843,117

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	18,314	2,864,493

Dialysis Centers — 0.0%
DaVita, Inc.†	32,097	1,959,843

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	15,249	5,122,749

Distribution/Wholesale — 0.2%
Fastenal Co.	60,428	3,165,823
LKQ Corp.†	64,810	2,554,810
WW Grainger, Inc.#	11,017	2,438,172

		8,158,805

Diversified Banking Institutions — 4.4%
Bank of America Corp.	2,058,915	57,999,636
Citigroup, Inc.	571,709	43,164,029
Goldman Sachs Group, Inc.	75,498	18,696,325
JPMorgan Chase & Co.	738,404	77,177,986
Morgan Stanley	296,743	15,314,906

		212,352,882

Diversified Manufacturing Operations — 2.1%
3M Co.	125,223	30,446,720
A.O. Smith Corp.	30,724	1,948,516
Dover Corp.	32,665	3,191,697
Eaton Corp. PLC	93,335	7,259,596
General Electric Co.	1,816,745	33,228,266
Illinois Tool Works, Inc.	64,993	11,000,065
Ingersoll-Rand PLC	53,228	4,663,838
Parker-Hannifin Corp.	27,935	5,237,533
Pentair PLC	34,653	2,465,908
Textron, Inc.	55,546	3,094,468

		102,536,607

Diversified Operations — 0.0%
Leucadia National Corp.	66,442	1,748,089

E-Commerce/Products — 2.2%
Amazon.com, Inc.†	83,665	98,452,789
eBay, Inc.†	208,869	7,241,488

		105,694,277

E-Commerce/Services — 0.5%
Cars.com, Inc.†#	1	24
Expedia, Inc.	25,637	3,140,533
Priceline Group, Inc.†	10,295	17,910,314
TripAdvisor, Inc.†#	22,730	786,913

		21,837,784

Electric Products - Misc. — 0.3%
AMETEK, Inc.	48,429	3,520,304
Emerson Electric Co.	134,299	8,705,261

		12,225,565

Electric - Distribution — 0.2%
CenterPoint Energy, Inc.	90,444	2,714,225
PPL Corp.	143,354	5,256,791

		7,971,016

Electric - Integrated — 2.7%
AES Corp.	138,546	1,465,817
Alliant Energy Corp.	48,485	2,187,158
Ameren Corp.	50,914	3,256,459

Security Description	Shares	Value (Note 2)

Electric - Integrated (continued)
American Electric Power Co., Inc.	103,206	$8,011,882
CMS Energy Corp.	59,177	2,952,932
Consolidated Edison, Inc.	65,011	5,788,579
Dominion Energy, Inc.	134,838	11,343,921
DTE Energy Co.	37,642	4,350,286
Duke Energy Corp.	146,860	13,096,975
Edison International	68,367	5,556,186
Entergy Corp.	37,669	3,257,615
Eversource Energy	66,494	4,312,136
Exelon Corp.	201,460	8,402,897
FirstEnergy Corp.#	93,230	3,182,872
NextEra Energy, Inc.	98,237	15,525,375
PG&E Corp.	107,608	5,836,658
Pinnacle West Capital Corp.	23,423	2,150,466
Public Service Enterprise Group, Inc.	106,151	5,632,372
SCANA Corp.	29,989	1,294,625
Southern Co.	209,725	10,737,920
WEC Energy Group, Inc.#	66,220	4,601,628
Xcel Energy, Inc.	106,547	5,498,891

		128,443,650

Electronic Components - Misc. — 0.2%
Corning, Inc.	189,520	6,138,553
Garmin, Ltd.#	23,284	1,445,471

		7,584,024

Electronic Components - Semiconductors — 2.9%
Advanced Micro Devices, Inc.†#	168,868	1,838,972
Broadcom, Ltd.	85,318	23,713,285
Intel Corp.	986,018	44,213,047
Microchip Technology, Inc.#	48,835	4,248,157
Micron Technology, Inc.†	233,770	9,909,510
NVIDIA Corp.	125,901	25,269,590
Qorvo, Inc.†	26,706	2,045,145
Skyworks Solutions, Inc.	38,555	4,038,251
Texas Instruments, Inc.	207,745	20,211,511
Xilinx, Inc.	52,166	3,626,059

		139,113,527

Electronic Connectors — 0.3%
Amphenol Corp., Class A	64,093	5,806,185
TE Connectivity, Ltd.	74,153	7,003,009

		12,809,194

Electronic Forms — 0.4%
Adobe Systems, Inc.†	103,534	18,788,315

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	67,428	4,668,715
FLIR Systems, Inc.	28,788	1,340,945
Fortive Corp.	63,998	4,777,450

		10,787,110

Electronic Security Devices — 0.0%
Allegion PLC	19,931	1,676,994

Engineering/R&D Services — 0.1%
Fluor Corp.	29,356	1,421,124
Jacobs Engineering Group, Inc.	25,246	1,656,895

		3,078,019

Engines - Internal Combustion — 0.1%
Cummins, Inc.	33,062	5,534,579

Enterprise Software/Service — 0.7%
CA, Inc.	66,298	2,192,475
Oracle Corp.	633,657	31,087,212

		33,279,687

225

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Entertainment Software — 0.3%
Activision Blizzard, Inc.	158,409	$9,884,721
Electronic Arts, Inc.†	64,782	6,889,566

		16,774,287

Finance - Consumer Loans — 0.1%
Navient Corp.	57,517	725,289
Synchrony Financial	156,876	5,630,280

		6,355,569

Finance - Credit Card — 2.0%
Alliance Data Systems Corp.	10,129	2,423,566
American Express Co.	153,957	15,043,138
Discover Financial Services	78,133	5,516,190
Mastercard, Inc., Class A	195,938	29,482,791
Visa, Inc., Class A#	383,867	43,219,586

		95,685,271

Finance - Investment Banker/Broker — 0.4%
Charles Schwab Corp.	250,086	12,201,696
E*TRADE Financial Corp.†	57,716	2,778,448
Raymond James Financial, Inc.	26,927	2,377,654

		17,357,798

Finance - Other Services — 0.5%
CBOE Holdings, Inc.#	23,664	2,920,848
CME Group, Inc.	71,325	10,665,940
Intercontinental Exchange, Inc.	123,487	8,823,146
Nasdaq, Inc.	24,500	1,939,420

		24,349,354

Food - Confectionery — 0.1%
Hershey Co.	29,651	3,289,185
J.M. Smucker Co.	23,835	2,780,830

		6,070,015

Food - Meat Products — 0.1%
Hormel Foods Corp.#	56,563	2,061,721
Tyson Foods, Inc., Class A	60,699	4,992,493

		7,054,214

Food - Misc./Diversified — 0.9%
Campbell Soup Co.	40,700	2,006,510
Conagra Brands, Inc.	87,220	3,255,923
General Mills, Inc.	121,096	6,849,190
Kellogg Co.#	52,144	3,449,847
Kraft Heinz Co.	125,260	10,192,406
McCormick & Co., Inc.#	24,952	2,549,595
Mondelez International, Inc., Class A	316,356	13,584,327

		41,887,798

Food - Retail — 0.1%
Kroger Co.	188,295	4,869,309

Food - Wholesale/Distribution — 0.1%
Sysco Corp.	101,907	5,883,091

Gas - Distribution — 0.2%
NiSource, Inc.	68,379	1,882,474
Sempra Energy	52,685	6,374,358

		8,256,832

Gold Mining — 0.1%
Newmont Mining Corp.	111,892	4,138,885

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	17,907	1,187,413

Security Description	Shares	Value (Note 2)

Home Decoration Products — 0.1%
Newell Brands, Inc.	102,840	$3,184,955

Home Furnishings — 0.0%
Leggett & Platt, Inc.	27,758	1,339,046

Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	42,859	3,324,144
Marriott International, Inc., Class A	65,644	8,336,788
Wyndham Worldwide Corp.	21,568	2,424,028

		14,084,960

Human Resources — 0.0%
Robert Half International, Inc.	26,478	1,510,305

Independent Power Producers — 0.0%
NRG Energy, Inc.	63,084	1,744,273

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	26,934	5,200,417

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	45,735	7,456,634
Praxair, Inc.	60,027	9,239,356

		16,695,990

Instruments - Controls — 0.6%
Honeywell International, Inc.	159,965	24,948,141
Mettler-Toledo International, Inc.†	5,386	3,388,925

		28,337,066

Instruments - Scientific — 0.1%
PerkinElmer, Inc.	23,127	1,703,997
Waters Corp.†	16,750	3,302,598

		5,006,595

Insurance Brokers — 0.5%
Aon PLC	53,369	7,483,401
Arthur J. Gallagher & Co.	37,805	2,488,703
Marsh & McLennan Cos., Inc.	107,546	9,026,336
Willis Towers Watson PLC	28,178	4,531,023

		23,529,463

Insurance - Life/Health — 0.6%
Aflac, Inc.	82,933	7,268,248
Brighthouse Financial, Inc.†	20,106	1,182,032
Lincoln National Corp.	46,485	3,558,427
Principal Financial Group, Inc.	56,390	3,991,848
Prudential Financial, Inc.	89,600	10,379,264
Torchmark Corp.	22,699	2,016,806
Unum Group	47,357	2,681,353

		31,077,978

Insurance - Multi-line — 1.2%
Allstate Corp.	75,826	7,784,297
American International Group, Inc.(1)	189,567	11,366,437
Assurant, Inc.	11,308	1,140,638
Chubb, Ltd.	97,661	14,855,215
Cincinnati Financial Corp.	31,313	2,340,021
Hartford Financial Services Group, Inc.	76,443	4,390,886
Loews Corp.	57,918	2,912,117
MetLife, Inc.	223,028	11,972,143

		56,761,754

Insurance - Property/Casualty — 0.3%
Progressive Corp.	122,103	6,493,438
Travelers Cos., Inc.	57,903	7,849,910
XL Group, Ltd.	54,126	2,101,171

		16,444,519

226

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Reinsurance — 1.7%
Berkshire Hathaway, Inc., Class B†	403,756	$77,928,945
Everest Re Group, Ltd.	8,618	1,892,513

		79,821,458

Internet Content - Entertainment — 2.2%
Facebook, Inc., Class A†	497,380	88,125,788
Netflix, Inc.†	90,596	16,993,998

		105,119,786

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	13,334	1,789,423

Internet Security — 0.1%
Symantec Corp.	128,952	3,735,739

Investment Management/Advisor Services — 0.7%
Affiliated Managers Group, Inc.	11,742	2,332,783
Ameriprise Financial, Inc.	31,464	5,135,869
BlackRock, Inc.	26,009	13,035,451
Franklin Resources, Inc.	69,045	2,993,101
Invesco, Ltd.	85,373	3,087,941
T. Rowe Price Group, Inc.	50,436	5,190,873

		31,776,018

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.#	8,833	1,514,153

Machinery - Construction & Mining — 0.4%
Caterpillar, Inc.	124,007	17,503,588

Machinery - Farming — 0.2%
Deere & Co.	67,118	10,058,303

Machinery - General Industrial — 0.1%
Roper Technologies, Inc.	21,449	5,731,387

Machinery - Pumps — 0.1%
Flowserve Corp.	27,412	1,167,203
Xylem, Inc.	37,679	2,612,662

		3,779,865

Medical Information Systems — 0.1%
Cerner Corp.†	66,099	4,672,538

Medical Instruments — 0.9%
Boston Scientific Corp.†	287,922	7,566,590
Edwards Lifesciences Corp.†	44,308	5,192,898
Intuitive Surgical, Inc.†	23,469	9,382,437
Medtronic PLC	284,241	23,344,713

		45,486,638

Medical Labs & Testing Services — 0.2%
IQVIA Holdings, Inc.†	31,805	3,244,428
Laboratory Corp. of America Holdings†	21,361	3,380,805
Quest Diagnostics, Inc.	28,623	2,818,221

		9,443,454

Medical Products — 0.8%
Baxter International, Inc.	105,186	6,892,839
Becton Dickinson and Co.	47,752	10,897,484
Cooper Cos., Inc.	10,251	2,472,336
Henry Schein, Inc.†#	33,292	2,378,713
Stryker Corp.	67,503	10,530,468
Varian Medical Systems, Inc.†#	19,263	2,152,640
Zimmer Biomet Holdings, Inc.	42,428	4,968,319

		40,292,799

Medical - Biomedical/Gene — 2.2%
Alexion Pharmaceuticals, Inc.†	46,833	5,142,732
Amgen, Inc.	153,112	26,895,654

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Biogen, Inc.†	44,366	$14,293,394
Celgene Corp.†	164,165	16,552,757
Gilead Sciences, Inc.	274,030	20,491,963
Illumina, Inc.†	30,636	7,047,199
Incyte Corp.†	35,826	3,546,416
Regeneron Pharmaceuticals, Inc.†	16,121	5,833,545
Vertex Pharmaceuticals, Inc.†	52,903	7,633,374

		107,437,034

Medical - Drugs — 5.1%
AbbVie, Inc.	334,498	32,419,546
Allergan PLC	70,149	12,194,001
Bristol - Myers Squibb Co.	344,115	21,744,627
Eli Lilly & Co.	203,304	17,207,651
Johnson & Johnson	563,199	78,470,517
Merck & Co., Inc.	573,935	31,721,387
Pfizer, Inc.	1,252,267	45,407,201
Zoetis, Inc.	102,987	7,444,930

		246,609,860

Medical - Generic Drugs — 0.1%
Mylan NV†	112,530	4,110,721
Perrigo Co. PLC#	27,830	2,427,054

		6,537,775

Medical - HMO — 2.0%
Aetna, Inc.	69,602	12,540,889
Anthem, Inc.	55,099	12,946,061
Centene Corp.†	36,191	3,694,739
Cigna Corp.	52,832	11,186,119
Humana, Inc.	30,324	7,910,319
UnitedHealth Group, Inc.	202,882	46,291,586

		94,569,713

Medical - Hospitals — 0.2%
Envision Healthcare Corp.†	25,354	809,553
HCA Healthcare, Inc.†	60,642	5,154,570
Universal Health Services, Inc., Class B	18,545	2,009,351

		7,973,474

Medical - Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	34,023	2,885,831
Cardinal Health, Inc.	66,403	3,930,393
McKesson Corp.	44,120	6,518,289

		13,334,513

Metal - Copper — 0.1%
Freeport-McMoRan, Inc.†	282,342	3,930,201

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.#	35,796	1,796,959

Multimedia — 1.3%
Time Warner, Inc.	163,210	14,935,347
Twenty-First Century Fox, Inc., Class A	220,859	7,054,236
Twenty-First Century Fox, Inc., Class B	92,157	2,870,691
Viacom, Inc., Class B	74,013	2,096,048
Walt Disney Co.	323,878	33,948,892

		60,905,214

Networking Products — 0.8%
Cisco Systems, Inc.	1,049,189	39,134,750

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	48,052	3,120,497
Waste Management, Inc.	84,949	6,987,055

		10,107,552

227

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Office Automation & Equipment — 0.0%
Xerox Corp.	44,796	$1,328,649

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	18,547	2,116,584

Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.#	22,784	1,334,687

Oil Companies - Exploration & Production — 1.6%
Anadarko Petroleum Corp.	117,579	5,654,374
Apache Corp.	79,933	3,343,597
Cabot Oil & Gas Corp.	97,048	2,809,540
Chesapeake Energy Corp.†#	190,545	775,518
Cimarex Energy Co.	19,993	2,321,387
Concho Resources, Inc.†	31,205	4,364,331
ConocoPhillips	255,359	12,992,666
Devon Energy Corp.	110,311	4,250,283
EOG Resources, Inc.	121,169	12,398,012
EQT Corp.	50,368	3,001,933
Hess Corp.#	56,704	2,601,580
Marathon Oil Corp.	178,358	2,646,833
Newfield Exploration Co.†#	41,798	1,292,812
Noble Energy, Inc.	102,095	2,685,098
Occidental Petroleum Corp.	160,437	11,310,808
Pioneer Natural Resources Co.	35,692	5,569,380
Range Resources Corp.#	47,381	853,806

		78,871,958

Oil Companies - Integrated — 2.5%
Chevron Corp.	397,640	47,315,184
Exxon Mobil Corp.	889,129	74,055,554

		121,370,738

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	79,746	2,675,478

Oil Refining & Marketing — 0.5%
Andeavor	30,290	3,194,686
Marathon Petroleum Corp.	106,231	6,653,247
Phillips 66	90,160	8,796,010
Valero Energy Corp.	92,677	7,935,005

		26,578,948

Oil-Field Services — 0.6%
Baker Hughes a GE Co., LLC	89,816	2,670,230
Halliburton Co.	182,109	7,608,514
Schlumberger, Ltd.	291,562	18,324,672
TechnipFMC PLC	92,158	2,639,405

		31,242,821

Paper & Related Products — 0.1%
International Paper Co.	86,641	4,904,747

Pharmacy Services — 0.2%
Express Scripts Holding Co.†	121,190	7,899,164

Pipelines — 0.3%
Kinder Morgan, Inc.	402,864	6,941,347
ONEOK, Inc.	79,716	4,137,260
Williams Cos., Inc.	173,460	5,039,013

		16,117,620

Publishing - Newspapers — 0.0%
News Corp., Class A	80,195	1,295,951
News Corp., Class B	25,553	419,069

		1,715,020

Real Estate Investment Trusts — 2.8%
Alexandria Real Estate Equities, Inc.	19,646	2,496,221

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
American Tower Corp.	90,056	$12,961,760
Apartment Investment & Management Co., Class A	32,949	1,452,721
AvalonBay Communities, Inc.	28,975	5,254,037
Boston Properties, Inc.	32,382	4,060,055
Crown Castle International Corp.	85,250	9,633,250
Digital Realty Trust, Inc.	42,936	5,010,631
Duke Realty Corp.	74,645	2,099,764
Equinix, Inc.	16,349	7,593,947
Equity Residential	77,076	5,150,218
Essex Property Trust, Inc.	13,847	3,420,071
Extra Space Storage, Inc.	26,421	2,255,297
Federal Realty Investment Trust	15,161	2,004,436
GGP, Inc.	131,003	3,078,570
HCP, Inc.	98,406	2,601,855
Host Hotels & Resorts, Inc.	155,289	3,073,169
Iron Mountain, Inc.	55,479	2,267,427
Kimco Realty Corp.#	89,318	1,654,169
Macerich Co.#	22,849	1,479,473
Mid-America Apartment Communities, Inc.	23,839	2,442,067
Prologis, Inc.	111,604	7,391,533
Public Storage	31,400	6,691,968
Realty Income Corp.	57,510	3,180,303
Regency Centers Corp.	31,049	2,105,433
SBA Communications Corp.†	25,255	4,287,036
Simon Property Group, Inc.	65,225	10,550,144
SL Green Realty Corp.	20,767	2,123,010
UDR, Inc.	56,147	2,208,261
Ventas, Inc.	74,733	4,783,659
Vornado Realty Trust	36,179	2,808,214
Welltower, Inc.	77,404	5,221,674
Weyerhaeuser Co.	157,994	5,589,828

		136,930,201

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	63,111	2,736,493

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	17,734	2,828,218

Respiratory Products — 0.1%
ResMed, Inc.	29,841	2,548,421

Retail - Apparel/Shoe — 0.3%
Foot Locker, Inc.	26,019	1,114,654
Gap, Inc.#	46,082	1,488,909
L Brands, Inc.#	52,365	2,936,106
PVH Corp.	16,247	2,186,034
Ross Stores, Inc.	81,664	6,208,914
Tapestry, Inc.	59,296	2,472,050

		16,406,667

Retail - Auto Parts — 0.3%
Advance Auto Parts, Inc.	15,499	1,565,399
AutoZone, Inc.†	5,882	4,039,522
Genuine Parts Co.	30,810	2,864,406
O’Reilly Automotive, Inc.†	18,469	4,362,563

		12,831,890

Retail - Automobile — 0.1%
CarMax, Inc.†	38,452	2,649,727

Retail - Building Products — 1.2%
Home Depot, Inc.	247,358	44,479,916
Lowe’s Cos., Inc.	177,149	14,768,912

		59,248,828

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	55,673	3,318,668

228

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Discount — 1.3%
Costco Wholesale Corp.	92,032	$16,973,462
Dollar General Corp.	54,666	4,814,981
Dollar Tree, Inc.†	49,699	5,107,069
Target Corp.	114,609	6,865,079
Wal-Mart Stores, Inc.	307,142	29,863,417

		63,624,008

Retail - Drug Store — 0.6%
CVS Health Corp.	213,311	16,339,623
Walgreens Boots Alliance, Inc.	182,208	13,257,454

		29,597,077

Retail - Gardening Products — 0.0%
Tractor Supply Co.#	26,585	1,814,160

Retail - Jewelry — 0.1%
Signet Jewelers, Ltd.#	12,687	663,403
Tiffany & Co.	21,424	2,024,568

		2,687,971

Retail - Major Department Stores — 0.2%
Nordstrom, Inc.#	24,418	1,109,798
TJX Cos., Inc.	133,513	10,086,907

		11,196,705

Retail - Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	12,246	2,715,061

Retail - Regional Department Stores — 0.1%
Kohl’s Corp.#	35,374	1,696,891
Macy’s, Inc.#	63,907	1,520,986

		3,217,877

Retail - Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†#	5,265	1,602,614
Darden Restaurants, Inc.	26,303	2,217,869
McDonald’s Corp.	169,966	29,229,053
Starbucks Corp.	302,982	17,518,419
Yum! Brands, Inc.	72,345	6,038,637

		56,606,592

Rubber - Tires — 0.0%
Goodyear Tire & Rubber Co.	52,829	1,710,075

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	72,256	1,374,309

Semiconductor Components - Integrated Circuits — 0.6%
Analog Devices, Inc.	77,150	6,643,387
QUALCOMM, Inc.	310,019	20,566,660

		27,210,047

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	223,787	11,809,240
KLA-Tencor Corp.	32,911	3,364,821
Lam Research Corp.	34,089	6,556,337

		21,730,398

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	52,356	2,465,444

Steel - Producers — 0.1%
Nucor Corp.	67,027	3,854,053

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	79,802	2,215,304

Security Description	Shares	Value (Note 2)

Telephone - Integrated — 1.9%
AT&T, Inc.	1,288,390	$46,871,628
CenturyLink, Inc.	203,393	2,967,504
Verizon Communications, Inc.	855,997	43,561,687

		93,400,819

Television — 0.1%
CBS Corp., Class B	76,392	4,282,536

Textile - Home Furnishings — 0.1%
Mohawk Industries, Inc.†	13,259	3,747,126

Tobacco — 1.3%
Altria Group, Inc.	402,584	27,307,272
Philip Morris International, Inc.	325,905	33,486,739

		60,794,011

Tools - Hand Held — 0.2%
Snap-on, Inc.#	12,083	2,047,223
Stanley Black & Decker, Inc.	32,137	5,451,399

		7,498,622

Toys — 0.1%
Hasbro, Inc.	23,885	2,221,783
Mattel, Inc.#	71,916	1,312,467

		3,534,250

Transport - Rail — 0.9%
CSX Corp.	191,646	10,684,265
Kansas City Southern	22,121	2,480,649
Norfolk Southern Corp.	60,471	8,383,095
Union Pacific Corp.	167,949	21,245,548

		42,793,557

Transport - Services — 0.7%
C.H. Robinson Worldwide, Inc.#	29,446	2,551,496
Expeditors International of Washington, Inc.	37,925	2,456,781
FedEx Corp.	51,787	11,986,619
United Parcel Service, Inc., Class B	144,529	17,553,047

		34,547,943

Transport - Truck — 0.0%
JB Hunt Transport Services, Inc.	17,911	1,990,629

Water — 0.1%
American Water Works Co., Inc.	37,410	3,425,260

Web Hosting/Design — 0.0%
VeriSign, Inc.†#	18,031	2,075,368

Web Portals/ISP — 2.7%
Alphabet, Inc., Class A†	62,540	64,802,072
Alphabet, Inc., Class C†	63,341	64,697,131

		129,499,203

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	34,130	3,211,974

X-Ray Equipment — 0.1%
Hologic, Inc.†#	58,853	2,455,347

Total Long-Term Investment Securities
(cost $2,211,135,318)		4,759,340,619

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 1.04%(2)(3)	3,716,965	3,716,965

229

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
U.S. Government Treasuries — 0.1%
United States Treasury Bills
1.07% due 01/18/2018(5)	$2,000,000	$1,997,007
1.27% due 03/01/2018(5)	2,500,000	2,492,195

		4,489,202

Total Short-Term Investment Securities
(cost $8,206,189)		8,206,167

REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 11/30/2017, to be repurchased 12/01/2017 in the amount of $48,429,161 collateralized by $49,615,000 of United States Treasury Inflation Indexed Bonds, bearing interest at 0.38% due 07/15/2027 and having an approximate value of $49,399,969 (cost $48,429,000)	48,429,000	48,429,000

TOTAL INVESTMENTS
(cost $2,267,770,507)(4)	99.9%	4,815,975,786
Other assets less liabilities	0.1	4,004,134

NET ASSETS	100.0%	$4,819,979,920

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	At November 30, 2017, the Fund had loaned securities with a total value of $123,490,902. This was secured by collateral of $3,716,965, which was received in cash and subsequently invested in short-term investments currently valued at $3,716,965 as reported in the Portfolio of Investments. Additional collateral of $121,037,865 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$14,543,487
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	7,613,793
Government National Mtg. Assoc.	2.50% to 3.50%	06/20/2045 to 11/20/2046	14,599,430
United States Treasury Bills	0.00%	12/14/2017 to 07/19/2018	2,980,334
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2017 to 02/15/2047	81,300,821

(3)	The rate shown is the 7-day yield as of November 30, 2017.
(4)	See Note 5 for cost of investments on a tax basis.
(5)	The security or portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
482	Long	S&P 500 E-Mini Index	December 2017	$61,892,832	$63,814,390	$1,921,558

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (See Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$4,759,340,619	$—	$—	$4,759,340,619
Short-Term Investment Securities:
Registered Investment Companies	3,716,965	—	—	3,716,965
U.S. Government Treasuries	—	4,489,202	—	4,489,202
Repurchase Agreements	—	48,429,000	—	48,429,000

Total Investments at Value	$4,763,057,584	$52,918,202	$—	$4,815,975,786

Other Financial Instruments:†
Futures Contracts	$1,921,558	$—	$—	$1,921,558

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

230

VALIC Company I Value Fund

PORTFOLIO PROFILE — November 30, 2017 (unaudited)

Industry Allocation*

Diversified Banking Institutions	10.9%
Medical-Drugs	7.1
Banks-Super Regional	5.6
Oil Companies-Exploration & Production	5.3
Diversified Manufacturing Operations	5.0
Oil Companies-Integrated	3.7
Electric-Integrated	3.7
Semiconductor Components-Integrated Circuits	3.2
Investment Management/Advisor Services	2.9
Insurance-Multi-line	2.8
Networking Products	2.7
Electronic Components-Semiconductors	2.7
Tobacco	2.4
Aerospace/Defense-Equipment	1.9
Chemicals-Diversified	1.7
Telephone-Integrated	1.6
Food-Misc./Diversified	1.6
Medical-HMO	1.6
Medical Instruments	1.5
Repurchase Agreements	1.4
Transport-Rail	1.4
Banks-Commercial	1.4
Paper & Related Products	1.4
Insurance Brokers	1.3
Computers-Memory Devices	1.2
Hotels/Motels	1.2
Multimedia	1.2
Applications Software	1.2
Building & Construction Products-Misc.	1.1
Oil-Field Services	1.1
Cable/Satellite TV	1.1
Finance-Other Services	1.1
Retail-Catalog Shopping	1.1
Retail-Building Products	1.1
Computer Services	1.0
Real Estate Investment Trusts	1.0
Building-Residential/Commercial	1.0
Machinery-Construction & Mining	1.0
Insurance-Property/Casualty	1.0
Medical-Biomedical/Gene	1.0
Cruise Lines	1.0
Retail-Apparel/Shoe	0.9
Insurance-Life/Health	0.9
E-Commerce/Products	0.9
Television	0.8
Cosmetics & Toiletries	0.8
Wireless Equipment	0.7
Transport-Truck	0.7
Commercial Services	0.6
Retail-Jewelry	0.3

99.8%

*	Calculated as a percentage of net assets

231

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.4%
Aerospace/Defense - Equipment — 1.9%
Triumph Group, Inc.#	16,460	$508,614
United Technologies Corp.	14,080	1,710,016

		2,218,630

Applications Software — 1.2%
Microsoft Corp.	15,654	1,317,597

Banks - Commercial — 1.4%
M&T Bank Corp.	9,240	1,561,098

Banks - Super Regional — 5.6%
PNC Financial Services Group, Inc.	20,023	2,814,433
Wells Fargo & Co.	62,996	3,557,384

		6,371,817

Building & Construction Products-Misc. — 1.1%
Fortune Brands Home & Security, Inc.	18,560	1,269,875

Building - Residential/Commercial — 1.0%
PulteGroup, Inc.	34,670	1,183,287

Cable/Satellite TV — 1.1%
Comcast Corp., Class A	33,398	1,253,761

Chemicals - Diversified — 1.7%
DowDuPont, Inc.	27,273	1,962,565

Commercial Services — 0.6%
Nielsen Holdings PLC	20,040	735,869

Computer Services — 1.0%
Cognizant Technology Solutions Corp., Class A	16,580	1,198,402

Computers - Memory Devices — 1.2%
NetApp, Inc.	24,770	1,399,753

Cosmetics & Toiletries — 0.8%
Unilever NV	15,540	897,280

Cruise Lines — 1.0%
Norwegian Cruise Line Holdings, Ltd.†	20,020	1,084,283

Diversified Banking Institutions — 10.9%
Bank of America Corp.	84,300	2,374,731
Citigroup, Inc.	44,830	3,384,665
Goldman Sachs Group, Inc.	5,682	1,407,090
JPMorgan Chase & Co.	50,657	5,294,670

		12,461,156

Diversified Manufacturing Operations — 5.0%
3M Co.	5,100	1,240,014
Eaton Corp. PLC	23,605	1,835,997
General Electric Co.	53,174	972,552
Ingersoll-Rand PLC	19,154	1,678,274

		5,726,837

E-Commerce/Products — 0.9%
eBay, Inc.†	28,030	971,800

Electric - Integrated — 3.7%
Dominion Energy, Inc.#	8,780	738,662
Edison International	14,134	1,148,670
Eversource Energy	23,374	1,515,804
NextEra Energy, Inc.	5,205	822,598

		4,225,734

Electronic Components - Semiconductors — 2.7%
Intel Corp.	68,412	3,067,594

Finance - Other Services — 1.1%
Nasdaq, Inc.	15,810	1,251,520

Security Description	Shares	Value (Note 2)

Food - Misc./Diversified — 1.6%
Kraft Heinz Co.	9,801	$797,507
Mondelez International, Inc., Class A	24,340	1,045,160

		1,842,667

Hotels/Motels — 1.2%
Hilton Worldwide Holdings, Inc.	17,769	1,378,164

Insurance Brokers — 1.3%
Marsh & McLennan Cos., Inc.	17,615	1,478,427

Insurance - Life/Health — 0.9%
Principal Financial Group, Inc.	14,719	1,041,958

Insurance - Multi-line — 2.8%
Chubb, Ltd.	12,234	1,860,914
MetLife, Inc.	23,850	1,280,268

		3,141,182

Insurance - Property/Casualty — 1.0%
XL Group, Ltd.#	29,380	1,140,532

Investment Management/Advisor Services — 2.9%
BlackRock, Inc.	3,718	1,863,424
Invesco, Ltd.	39,500	1,428,715

		3,292,139

Machinery - Construction & Mining — 1.0%
Caterpillar, Inc.	8,180	1,154,607

Medical Instruments — 1.5%
Medtronic PLC	20,785	1,707,072

Medical - Biomedical/Gene — 1.0%
Amgen, Inc.	6,456	1,134,061

Medical - Drugs — 7.1%
Allergan PLC	7,600	1,321,108
AstraZeneca PLC ADR#	34,830	1,144,862
Bristol-Myers Squibb Co.	25,780	1,629,038
Merck & Co., Inc.	40,888	2,259,880
Roche Holding AG	6,823	1,721,728

		8,076,616

Medical - HMO — 1.6%
UnitedHealth Group, Inc.	7,985	1,821,937

Multimedia — 1.2%
Thomson Reuters Corp.	14,780	651,355
Viacom, Inc., Class B	23,860	675,715

		1,327,070

Networking Products — 2.7%
Cisco Systems, Inc.	83,959	3,131,671

Oil Companies - Exploration & Production — 5.3%
Canadian Natural Resources, Ltd.	37,060	1,257,075
EOG Resources, Inc.	15,910	1,627,911
Marathon Oil Corp.	77,418	1,148,883
Occidental Petroleum Corp.	10,020	706,410
Pioneer Natural Resources Co.	6,290	981,492
Southwestern Energy Co.†	44,804	284,954

		6,006,725

Oil Companies - Integrated — 3.7%
Chevron Corp.	22,981	2,734,509
Exxon Mobil Corp.	18,387	1,531,453

		4,265,962

232

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil - Field Services — 1.1%
Halliburton Co.	30,100	$1,257,578

Paper & Related Products — 1.4%
International Paper Co.	27,285	1,544,604

Real Estate Investment Trusts — 1.0%
Park Hotels & Resorts, Inc.	40,659	1,187,243

Retail - Apparel/Shoe — 0.9%
L Brands, Inc.#	18,600	1,042,902

Retail - Building Products — 1.1%
Home Depot, Inc.	6,764	1,216,302

Retail - Catalog Shopping — 1.1%
Liberty Interactive Corp. QVC Group, Class A†	51,150	1,248,060

Retail - Jewelry — 0.3%
Signet Jewelers, Ltd.#	7,200	376,488

Semiconductor Components - Integrated Circuits — 3.2%
Analog Devices, Inc.	8,729	751,654
Maxim Integrated Products, Inc.	22,095	1,156,231
QUALCOMM, Inc.	25,770	1,709,582

		3,617,467

Telephone - Integrated — 1.6%
Verizon Communications, Inc.	36,245	1,844,508

Television — 0.8%
CBS Corp., Class B	16,035	898,922

Tobacco — 2.4%
British American Tobacco PLC	16,669	1,060,386
Philip Morris International, Inc.	16,590	1,704,622

		2,765,008

Transport - Rail — 1.4%
Union Pacific Corp.	12,560	1,588,840

Transport - Truck — 0.7%
Schneider National, Inc., Class B#	28,440	745,981

Wireless Equipment — 0.7%
Nokia OYJ ADR#	153,080	766,931

Total Long-Term Investment Securities
(cost $81,064,954)		112,200,482

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 1.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 11/30/2017, to be repurchased 12/01/2017 in the amount $1,596,005 collateralized by $1,385,000 of United States Treasury Bonds, bearing interest at 3.75% due 11/15/2043 and having an approximate value of $1,631,972 (cost $1,596,000)	$1,596,000	$1,596,000

TOTAL INVESTMENTS
(cost $82,660,954) (1)	99.8%	113,796,482
Other assets less liabilities	0.2	282,524

NET ASSETS	100.0%	$114,079,006

#	The security or a portion thereof is out on loan (see Note 2).

At November 30, 2017, the Fund had loaned securities with total value of $5,978,775. This was secured by collateral of $6,076,884 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 10/01/2047	$893,997
Federal National Mtg. Assoc.	2.96% to 4.00%	02/25/2027 to 11/01/2047	468,025
Government National Mtg. Assoc.	2.50% to 3.50%	06/20/2045 to 11/20/2046	897,436
United States Treasury Bills	0.00%	12/21/2017 to 04/26/2018	95,729
United States Treasury Notes/Bonds	zero coupon to 8.13%	12/31/2017 to 11/15/2046	3,721,697

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017 (see Note 2 ):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$109,418,368	$2,782,114	#	$—	$112,200,482
Repurchase Agreements	—	1,596,000		—	1,596,000

Total Investments at Value	$109,418,368	$4,378,114		$—	$113,796,482

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
#	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $2,782,114 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

233

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2017 (unaudited)

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	DYNAMIC ALLOCATION FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$174,163,631	$731,892,575	$61,684,560	$265,564,252	$262,575,396	$801,659,912	$49,856,482
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	209,245,420
Repurchase agreements (cost approximates value)	–	–	–	–	561,000	3,743,000	–
Cash	1,264	–	620	711	682	13,622	54,686
Foreign cash*	118,523	18	–	–	–	25,197	–
Cash collateral for futures contracts	–	–	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–	–
Due from broker	316,563	–	–	–	–	–	–
Receivable for:
Fund shares sold	15,684	84,751	13,691	559,275	2,030	797,084	23,601
Dividends and interest	295,999	632,974	131,624	1,176,625	602,924	2,396,774	148,060
Investments sold	695,527	3,241,780	–	481,821	2,677,328	2,602,835	2,610,029
Investments sold on an extended settlement basis	–	–	–	3,339,308	–	–	–
Receipts on swap contracts	–	–	–	–	–	–	–
Securites lending income	7,027	8,402	787	2,054	1,762	8,066	–
Prepaid expenses and other assets	26,561	17,739	5,953	15,616	21,600	18,046	7,007
Due from investment adviser for expense reimbursements/fee waivers	–	–	3,968	–	37,515	–	5,845
Variation margin on futures contracts	46,406	–	–	–	–	–	1,415,191
Unrealized appreciation on forward foreign currency contracts	81,516	–	–	–	–	–	–

TOTAL ASSETS	175,768,701	735,878,239	61,841,203	271,139,662	266,480,237	811,264,536	263,366,321

LIABILITIES:
Payable for:
Fund shares reacquired	182,194	286,340	15,589	90,398	65,178	44,670	389,490
Investments purchased	491,387	3,170,390	–	197,434	2,257,597	3,413,359	2,355,096
Investments purchased on an extended settlement basis	–	–	–	19,350,025	–	–	–
Payments on swap contracts	–	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	69,224	434,967	33,915	100,023	166,584	450,265	52,558
Administrative service fee	9,102	39,453	3,185	13,164	13,705	41,527	6,569
Transfer agent fees and expenses	467	1,245	623	1,089	467	1,085	311
Directors’ fees and expenses	8,090	15,309	1,354	7,155	17,882	16,956	3,824
Other accrued expenses	62,614	57,753	33,592	57,205	35,893	60,844	47,013
Variation margin on futures contracts	329,938	–	–	–	–	–	–
Collateral upon return of securities loaned	4,143,884	481,088	1,280,255	5,885,705	3,212,695	11,862,511	–
Due to custodian	–	–	–	–	–	–	–
Due to broker	–	–	–	–	–	–	20,102
Call and put options written, at value@	–	–	–	–	–	–	1,393,872
Unrealized depreciation on forward foreign currency contracts	53,730	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	5,350,630	4,486,545	1,368,513	25,702,198	5,770,001	15,891,217	4,268,835

NET ASSETS	$170,418,071	$731,391,694	$60,472,690	$245,437,464	$260,710,236	$795,373,319	$259,097,486

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$142,843	$368,237	$34,859	$247,667	$105,129	$592,467	$201,724
Additional paid-in capital	144,159,323	315,099,011	36,676,839	236,731,213	159,521,200	562,383,275	219,301,646
Accumulated undistributed net investment income (loss)	3,636,530	369,411	1,349,350	7,171,084	4,255,411	23,995,047	3,207,680
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, swap contracts and foreign exchange transactions	10,086,073	90,958,841	7,464,515	380,741	34,941,310	104,586,810	6,887,634
Unrealized appreciation (depreciation) on investments	13,552,316	324,596,194	14,947,136	906,759	61,887,221	103,816,160	22,148,335
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(1,165,292)	–	–	–	–	–	7,350,467
Unrealized foreign exchange gain (loss) on other assets and liabilities	6,278	–	(9)	–	(35)	(440)	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

NET ASSETS	$170,418,071	$731,391,694	$60,472,690	$245,437,464	$260,710,236	$795,373,319	$259,097,486

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	14,284,328	36,823,656	3,485,872	24,766,715	10,512,923	59,246,711	20,172,380
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.93	$19.86	$17.35	$9.91	$24.80	$13.42	$12.84

*Cost
Investment securities (unaffiliated)	$160,611,315	$407,296,381	$46,737,424	$264,657,493	$200,688,175	$697,843,752	$51,099,426

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$185,854,141

Foreign cash	$139,891	$18	$–	$–	$–	$25,189	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$531,023

† Including securities on loan	$11,597,979	$63,877,997	$4,234,277	$7,358,367	$9,079,997	$78,751,609	$–

See Notes to Financial Statements

234

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2017 (unaudited) — (continued)

	EMERGING ECONOMIES FUND	FOREIGN VALUE FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT MONEY MARKET I FUND	GOVERNMENT SECURITIES FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$806,796,437	$907,020,440	$387,595,550	$419,456,150	$405,684,668	$322,564,007	$125,945,422
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	22,832,000	–	565,000	7,016,000
Cash	4,684	420	1,278	–	1,247	794	745
Foreign cash*	1,110,654	373,099	196,728	535,726	795,002	–	–
Cash collateral for futures contracts	–	–	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	3,041,319	–	–
Due from broker	–	–	–	–	1,080,000	–	–
Receivable for:
Fund shares sold	818,959	338,141	23,130	111,500	9,326	232,963	52,885
Dividends and interest	277,560	1,886,674	563,026	927,471	2,167,058	46,116	474,256
Investments sold	4,013,040	–	44,666	–	292,419	–	–
Investments sold on an extended settlement basis	727,118	–	–	–	–	–	–
Receipts on swap contracts	–	–	–	–	98,691	–	–
Securites lending income	19,750	14,520	1,516	1,935	3,353	–	206
Prepaid expenses and other assets	17,951	31,172	12,087	22,654	17,611	31,650	28,976
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	–	–	–
Variation margin on futures contracts	–	–	–	230,280	–		–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	770,707	–	–

TOTAL ASSETS	813,786,153	909,664,466	388,437,981	444,117,716	413,961,401	323,440,530	133,518,490

LIABILITIES:
Payable for:
Fund shares reacquired	49,395	38,521	317,713	80,141	213,880	15,870	27,566
Investments purchased	4,651,678	–	43,488	–	–	–	–
Investments purchased on an extended settlement basis	–	–	–	–	–	–	–
Payments on swap contracts	–	–	–	–	187,996	–	–
Accrued foreign tax on capital gains	921,314	417,924	–	–	119,649	–	–
Investment advisory and management fees	499,505	489,090	234,703	178,954	168,661	107,991	54,882
Administrative service fee	43,478	47,814	21,030	23,536	22,147	17,724	7,196
Transfer agent fees and expenses	1,561	1,245	1,089	934	467	1,867	1,401
Directors’ fees and expenses	14,949	29,022	12,020	18,296	15,301	23,229	7,487
Other accrued expenses	222,365	123,747	86,763	58,290	114,972	79,425	36,958
Variation margin on futures contracts	–	–	–	–	–	–	–
Collateral upon return of securities loaned	5,899,306	18,599,527	–	946,717	2,575,894	–	400,738
Due to custodian	–	–	–	3,566	–	–	–
Due to broker	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	1,851,578	–	–
Unrealized depreciation on swap contracts	–	–	–	–	375,788	–	–

TOTAL LIABILITIES	12,303,551	19,746,890	716,806	1,310,434	5,646,333	246,106	536,228

NET ASSETS	$801,482,602	$889,917,576	$387,721,175	$442,807,282	$408,315,068	$323,194,424	$132,982,262

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$868,456	$819,450	$480,833	$170,002	$333,051	$3,231,919	$125,387
Additional paid-in capital	726,825,564	825,715,821	347,054,498	376,989,986	343,519,160	319,958,885	130,250,460
Accumulated undistributed net investment income (loss)	19,855,090	21,405,802	12,077,439	8,024,473	3,791,556	1,889	4,786,962
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, swap contracts and foreign exchange transactions	(144,270,401)	(43,390,083)	(248,946)	(35,057,516)	6,667,468	1,731	(2,657,455)
Unrealized appreciation (depreciation) on investments	199,129,101	85,776,435	28,357,609	91,122,733	55,565,909	–	476,908
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	–	–	–	1,553,784	(375,788)	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(5,280)	8,075	(258)	3,820	(1,083,603)	–	–
Accrued capital gains tax on unrealized appreciation (depreciation)	(919,928)	(417,924)	–	–	(102,685)	–	–

NET ASSETS	$801,482,602	$889,917,576	$387,721,175	$442,807,282	$408,315,068	$323,194,424	$132,982,262

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	86,845,591	81,944,967	48,083,270	17,000,215	33,305,136	323,191,944	12,538,686
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.23	$10.86	$8.06	$26.05	$12.26	$1.00	$10.61

*Cost
Investment securities (unaffiliated)	$607,667,336	$821,244,005	$359,237,941	$328,333,417	$350,118,759	$322,564,007	$125,468,514

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$1,111,129	$370,355	$198,228	$536,587	$790,191	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$30,821,787	$57,343,109	$12,952,115	$15,541,849	$17,751,590	$–	$824,600

See Notes to Financial Statements

235

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2017 (unaudited) — (continued)

	GROWTH FUND	GROWTH & INCOME FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES INDEX FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$1,177,328,356	$128,948,634	$785,092,122	$634,902,823	$1,382,538,098	$191,927,750	$467,532,094
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	26,276,000	–	–
Cash	4,993,321	343	9,839	760	2,836	512,603	676,579
Foreign cash*	41,280	–	29,929	710,435	1,673,917	3,099,876	105,963
Cash collateral for futures contracts	–	115,000	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–	–
Due from broker	4	–	–	–	–	–	–
Receivable for:
Fund shares sold	12,770	56,728	236,051	228,115	1,042,418	23,630	33,026
Dividends and interest	1,512,307	253,982	529,954	1,835,303	4,719,481	1,759,283	1,115,030
Investments sold	7,862,750	–	3,259,670	–	–	1,822,412	512,930
Investments sold on an extended settlement basis	–	–	–	–	–	–	–
Receipts on swap contracts	–	–	–	–	–	–	–
Securites lending income	12,445	492	33,572	1,327	21,367	824	5,840
Prepaid expenses and other assets	38,747	10,746	19,592	13,434	45,615	13,267	26,472
Due from investment adviser for expense reimbursements/fee waivers	47,259	5,714	15,669	–	–	–	27,821
Variation margin on futures contracts	–	7,476	–	–	42,630	–	–
Unrealized appreciation on forward foreign currency contracts	25,298	–	–	–	–	–	–

TOTAL ASSETS	1,191,874,537	129,399,115	789,226,398	637,692,197	1,416,362,362	199,159,645	470,035,755

LIABILITIES:
Payable for:
Fund shares reacquired	162,251	124,494	49,985	16,940	82,367	10,653	79,460
Investments purchased	8,136,948	–	2,659,765	1,271,000	6,682,713	4,608,512	442,377
Investments purchased on an extended settlement basis	–	–	–	–	–	512,250	–
Payments on swap contracts	–	–	–	–	–	–	–
Accrued foreign tax on capital gains	5,348	–	–	–	–	–	95,479
Investment advisory and management fees	654,237	77,894	605,504	238,708	311,858	80,175	350,226
Administrative service fee	62,295	6,832	40,473	34,198	72,177	10,533	24,842
Transfer agent fees and expenses	778	934	622	1,089	2,023	1,089	1,089
Directors’ fees and expenses	32,936	6,278	17,206	9,386	32,346	9,046	23,892
Other accrued expenses	120,433	38,451	76,348	49,858	146,477	58,430	156,675
Variation margin on futures contracts	–	–	–	–	–	–	–
Collateral upon return of securities loaned	14,917,424	104,752	21,102,819	3,059,833	37,032,589	1,026,063	7,874,442
Due to custodian	–	–	–	–	–	–	–
Due to broker	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	42,415	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	24,135,065	359,635	24,552,722	4,681,012	44,362,550	6,316,751	9,048,482

NET ASSETS	$1,167,739,472	$129,039,480	$764,673,676	$633,011,185	$1,371,999,812	$192,842,894	$460,987,273

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$694,077	$56,580	$349,773	$565,042	$1,814,108	$161,069	$325,194
Additional paid-in capital	818,462,560	85,855,350	472,016,041	600,694,092	1,336,700,441	190,467,361	342,796,657
Accumulated undistributed net investment income (loss)	8,651,147	1,764,407	(1,949,389)	13,540,031	32,425,253	2,140,453	4,650,727
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, swap contracts and foreign exchange transactions	75,014,326	8,040,495	125,679,201	6,221,369	(130,568,180)	(1,837,416)	13,576,185
Unrealized appreciation (depreciation) on investments	264,937,434	33,299,867	168,576,738	11,989,674	130,817,343	1,917,526	99,725,278
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	–	22,781	–	–	794,556	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(14,724)	–	1,312	977	16,291	(6,099)	8,711
Accrued capital gains tax on unrealized appreciation (depreciation)	(5,348)	–	–	–	–	–	(95,479)

NET ASSETS	$1,167,739,472	$129,039,480	$764,673,676	$633,011,185	$1,371,999,812	$192,842,894	$460,987,273

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	69,407,656	5,658,047	34,977,307	56,504,168	181,410,777	16,106,878	32,519,391
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$16.82	$22.81	$21.86	$11.20	$7.56	$11.97	$14.18

*Cost
Investment securities (unaffiliated)	$912,390,922	$95,648,767	$616,515,384	$622,913,149	$1,251,720,755	$190,010,224	$367,806,816

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$41,803	$–	$29,793	$703,183	$1,671,262	$3,117,670	$105,791

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$71,698,406	$3,630,466	$142,844,351	$5,205,651	$77,505,366	$3,127,385	$25,526,624

See Notes to Financial Statements

236

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2017 (unaudited) — (continued)

	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$177,070,435	$437,582,890	$3,657,943,661	$283,489,285	$412,742,032	$1,290,766,110	$139,822,574
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	2,202,000	–	31,216,000	–	18,680,000	3,291,000	2,476,000
Cash	94	1,211,725	1,428	3,820,757	830	140	402
Foreign cash*	–	14	–	2	–	954,788	–
Cash collateral for futures contracts	–	–	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–	–
Due from broker	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	88,892	5,744	120,421	55,100	235,848	168,704	11,088
Dividends and interest	299,011	534,733	5,762,217	215,891	564,799	827,479	53,399
Investments sold	1,377,388	–	–	456,966	–	6,849,910	438,724
Investments sold on an extended settlement basis	–	–	–	–	–	–	–
Receipts on swap contracts	–	–	–	–	–	–	–
Securites lending income	337	1,883	178,041	12,044	2,947	31,723	3,813
Prepaid expenses and other assets	10,142	16,203	114,206	12,894	11,514	52,859	7,125
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	1,928	–	474
Variation margin on futures contracts	–	–	592,800	–	199,390	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	181,048,299	439,353,192	3,695,928,774	288,062,939	432,439,288	1,302,942,713	142,813,599

LIABILITIES:
Payable for:
Fund shares reacquired	15,938	202,419	1,962,523	37,790	11,313	415,293	133,990
Investments purchased	1,348,500	–	–	387,118	–	9,133,721	823,732
Investments purchased on an extended settlement basis	–	–	–	–	–	–	–
Payments on swap contracts	–	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	101,264	227,609	736,058	158,073	138,067	917,763	92,634
Administrative service fee	9,513	23,395	187,914	14,962	23,226	69,593	7,183
Transfer agent fees and expenses	644	778	2,801	1,089	2,109	2,100	467
Directors’ fees and expenses	4,392	13,343	114,043	8,926	6,893	45,887	2,711
Other accrued expenses	31,944	53,075	206,857	36,969	68,194	103,828	32,912
Variation margin on futures contracts	–	–	–	–	–	–	–
Collateral upon return of securities loaned	74,310	–	134,210,725	6,029,028	759	11,446,641	5,684,549
Due to custodian	–	–	–	–	–	–	–
Due to broker	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	1,586,505	520,619	137,420,921	6,673,955	250,561	22,134,826	6,778,178

NET ASSETS	$179,461,794	$438,832,573	$3,558,507,853	$281,388,984	$432,188,727	$1,280,807,887	$136,035,421

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$145,134	$292,718	$1,211,978	$180,824	$323,662	$425,679	$91,835
Additional paid-in capital	124,997,493	284,731,037	2,076,354,917	190,396,962	166,316,619	758,800,279	92,151,417
Accumulated undistributed net investment income (loss)	1,962,437	4,423,344	60,072,264	356,013	3,392,307	(1,776,981)	(391,563)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, swap contracts and foreign exchange transactions	13,751,489	34,656,974	329,598,383	24,542,995	22,496,358	221,587,223	12,597,397
Unrealized appreciation (depreciation) on investments	38,605,241	114,727,803	1,083,432,451	65,912,074	238,579,823	301,729,893	31,586,335
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	–	–	7,837,860	–	1,079,958	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	697	–	116	–	41,794	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

NET ASSETS	$179,461,794	$438,832,573	$3,558,507,853	$281,388,984	$432,188,727	$1,280,807,887	$136,035,421

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	14,513,360	29,271,833	121,197,821	18,082,425	32,366,236	42,567,877	9,183,521
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$12.37	$14.99	$29.36	$15.56	$13.35	$30.09	$14.81

*Cost
Investment securities (unaffiliated)	$138,465,194	$322,855,087	$2,574,511,210	$217,577,211	$174,162,209	$989,036,217	$108,236,239

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$14	$–	$2	$–	$913,780	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$3,039,002	$17,689,527	$780,057,464	$54,106,891	$12,401,635	$213,211,710	$29,327,090

See Notes to Financial Statements

237

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2017 (unaudited) — (continued)

	SMALL CAP FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$340,147,047	$1,351,211,712	$337,804,897	$120,130,169	$4,756,180,349	$112,200,482
Investment securities, at value (affiliated)*†	–	–	–	–	11,366,437	–
Repurchase agreements (cost approximates value)	6,060,000	34,686,000	–	–	48,429,000	1,596,000
Cash	52,112	274	–	–	732	493
Foreign cash*	–	–	–	–	–	–
Cash collateral for futures contracts	–	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–
Due from broker	–	–	–	–	–	–
Receivable for:
Fund shares sold	4,158	273,063	20,372	17,893	56,208	3,404
Dividends and interest	384,042	1,417,669	385,857	77,976	10,315,316	314,806
Investments sold	1,013,533	200,717	1,664,960	172,907	–	766,270
Investments sold on an extended settlement basis	–	–	–	–	–	–
Receipts on swap contracts	–	–	–	–	–	–
Securites lending income	40,646	224,885	11,872	3,052	17,066	849
Prepaid expenses and other assets	24,248	40,023	10,459	8,601	253,879	9,075
Due from investment adviser for expense reimbursements/fee waivers	22,916	–	–	6,580	–	8,329
Variation margin on futures contracts	–	115,710	–	–	549,480	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–

TOTAL ASSETS	347,748,702	1,388,170,053	339,898,417	120,417,178	4,827,168,467	114,899,708

LIABILITIES:
Payable for:
Fund shares reacquired	161,632	80,677	100,343	10,449	1,807,943	133,517
Investments purchased	486,611	–	2,694,359	–	–	567,558
Investments purchased on an extended settlement basis	57,152	–	–	–	–	–
Payments on swap contracts	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–
Investment advisory and management fees	230,575	300,701	195,050	79,902	940,306	71,795
Administrative service fee	17,029	68,294	17,120	6,183	255,166	6,048
Transfer agent fees and expenses	467	2,490	934	467	3,256	1,089
Directors’ fees and expenses	20,894	38,771	7,964	3,674	192,740	4,974
Other accrued expenses	34,155	158,873	23,701	35,610	272,171	35,721
Variation margin on futures contracts	–	–	–	–	–	–
Collateral upon return of securities loaned	23,409,983	95,634,368	10,565,932	4,189,535	3,716,965	–
Due to custodian	–	–	25,757	–	–	–
Due to broker	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–

TOTAL LIABILITIES	24,418,498	96,284,174	13,631,160	4,325,820	7,188,547	820,702

NET ASSETS	$323,330,204	$1,291,885,879	$326,267,257	$116,091,358	$4,819,979,920	$114,079,006

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$251,313	$563,939	$219,949	$86,507	$1,193,970	$63,020
Additional paid-in capital	210,112,101	769,572,003	236,105,794	83,978,944	1,934,532,662	98,022,193
Accumulated undistributed net investment income (loss)	1,584,278	19,061,411	5,453,546	(209,300)	116,314,565	2,519,609
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, swap contracts and foreign exchange transactions	61,290,470	113,722,209	33,141,995	10,113,705	217,811,886	(17,661,432)
Unrealized appreciation (depreciation) on investments	50,092,042	386,280,200	51,345,973	22,121,502	2,548,205,279	31,135,528
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	–	2,686,117	–	–	1,921,558	–
Unrealized foreign exchange gain (loss) on other assets and liabilities		–	–	–	–	88
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–

NET ASSETS	$323,330,204	$1,291,885,879	$326,267,257	$116,091,358	$4,819,979,920	$114,079,006

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	25,131,311	56,393,876	21,994,877	8,650,736	119,396,968	6,301,989
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$12.87	$22.91	$14.83	$13.42	$40.37	$18.10

*Cost
Investment securities (unaffiliated)	$290,055,005	$964,931,512	$286,458,924	$98,008,667	$2,212,710,703	$81,064,954

Investment securities (affiliated)	$–	$–	$–	$–	$6,630,804	$–

Foreign cash	$–	$–	$–	$–	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–

† Including securities on loan	$70,393,050	$274,090,397	$40,262,732	$24,301,126	$123,490,902	$5,978,775

See Notes to Financial Statements

238

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2017 (unaudited)

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	DYNAMIC ALLOCATION FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,270,663	$2,778,700	$613,094	$10,622	$2,471,284	$11,705,258	$–
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	44,498	54,722	2,975	10,964	6,817	71,039	–
Interest (unaffiliated)	352,570	17,886	395	3,044,326	1,577	15,159	423,206

Total investment income*	1,667,731	2,851,308	616,464	3,065,912	2,479,678	11,791,456	423,206

EXPENSES:
Investment advisory and management fees	414,014	2,576,542	204,935	596,933	990,700	2,785,481	315,764
Administrative service fee	55,648	238,383	19,676	80,247	83,249	263,066	20,374
Transfer agent fees and expenses	558	1,488	745	1,302	558	1,290	372
Custodian fees	45,629	17,468	10,988	21,587	11,473	21,086	11,330
Reports to shareholders	11,237	42,783	3,969	15,182	16,782	50,945	18,321
Audit and tax fees	24,753	17,498	17,473	23,928	17,501	17,501	17,030
Legal fees	9,646	15,310	8,083	10,016	10,228	16,261	10,455
Directors’ fees and expenses	4,619	17,818	1,637	6,133	6,786	20,851	7,052
Interest expense	–	–	–	–	221	–	–
License fee	303	303	303	303	303	303	303
Other expenses	17,046	13,787	5,953	8,035	7,266	14,483	5,424

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	583,453	2,941,380	273,762	763,666	1,145,067	3,191,267	406,425

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	(24,912)	–	(166,529)	–	(13,378)
Fees paid indirectly (Note 7)	(998)	(1,883)	(131)	–	–	–	–

Net expenses	582,455	2,939,497	248,719	763,666	978,538	3,191,267	393,047

Net investment income (loss)	1,085,276	(88,189)	367,745	2,302,246	1,501,140	8,600,189	30,159

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	3,466,138	47,700,196	3,820,020	771,758	17,127,048	76,892,468	(4,087,483)
Investments (affiliated)	–	–	–	–	–	–	1,057,243
Futures contracts	37,353	–	–	–	–	–	7,520,810
Forward contracts	–	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	(772,491)
Net realized foreign exchange gain (loss) on other assets and liabilities	(85,627)	99	–	–	627	8,484	–

Net realized gain (loss) on investments and foreign currencies	3,417,864	47,700,295	3,820,020	771,758	17,127,675	76,900,952	3,718,079

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	9,992,817	51,606,224	1,861,295	(1,644,971)	12,156,817	(4,276,837)	(768,470)
Investments (affiliated)	–	–	–	–	–	–	14,932,244
Futures contracts	(1,057,383)	–	–	–	–	–	5,811,312
Forward contracts	27,786	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	(1,006,097)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(7,241)	31	(9)	–	(35)	(4,254)	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	8,955,979	51,606,255	1,861,286	(1,644,971)	12,156,782	(4,281,091)	18,968,989

Net realized and unrealized gain (loss) on investments and foreign currencies	12,373,843	99,306,550	5,681,306	(873,213)	29,284,457	72,619,861	22,687,068

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,459,119	$99,218,361	$6,049,051	$1,429,033	$30,785,597	$81,220,050	$22,717,227

* Net of foreign withholding taxes on interest and dividends of	$24,719	$(863)	$1,853	$260	$18,230	$171,012	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

239

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2017 (unaudited) — (continued)

	EMERGING ECONOMIES FUND	FOREIGN VALUE FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT MONEY MARKET I FUND	GOVERNMENT SECURITIES FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$11,990,558	$8,371,161	$5,957,039	$3,719,620	$2,559,706	$–	$–
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	113,007	237,017	27,009	12,847	44,996	–	2,221
Interest (unaffiliated)	7,328	103,958	12,392	25,325	4,203,054	1,667,246	1,904,102

Total investment income*	12,110,893	8,712,136	5,996,440	3,757,792	6,807,756	1,667,246	1,906,323

EXPENSES:
Investment advisory and management fees	2,885,442	2,954,252	1,436,961	1,065,281	1,052,909	665,057	352,521
Administrative service fee	255,366	295,096	131,909	143,190	141,520	111,728	47,378
Transfer agent fees and expenses	1,628	1,488	1,302	1,117	558	2,231	1,675
Custodian fees	286,046	84,328	31,085	18,395	79,292	5,765	8,905
Reports to shareholders	43,425	57,711	34,655	28,802	28,816	18,136	10,744
Audit and tax fees	25,318	22,903	19,153	22,723	24,356	20,485	20,486
Legal fees	16,247	17,947	13,671	12,663	16,557	9,082	9,205
Directors’ fees and expenses	18,307	23,926	12,846	11,612	11,907	9,839	4,229
Interest expense	152	–	–	–	1,585	–	–
License fee	303	303	303	303	303	303	303
Other expenses	18,740	19,533	15,227	16,790	19,671	5,849	5,666

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,550,974	3,477,487	1,697,112	1,320,876	1,377,474	848,475	461,112

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	–	–	–	–	–
Fees paid indirectly (Note 7)	(2,223)	(5,652)	(2,335)	–	(545)	–	–

Net expenses	3,548,751	3,471,835	1,694,777	1,320,876	1,376,929	848,475	461,112

Net investment income (loss)	8,562,142	5,240,301	4,301,663	2,436,916	5,430,827	818,771	1,445,211

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	30,411,480	(5,520,632)	3,210,618	1,391,679	7,113,571	–	82,600
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	–	–	–	1,407,225	–	–	–
Forward contracts	–	–	–	–	(2,768,162)	–	–
Swap contracts	–	–	–	–	(359,544)	–	–
Written options contracts	–	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(247,743)	46,999	(9,151)	30,579	(63,657)	–	–

Net realized gain (loss) on investments and foreign currencies	30,163,737	(5,473,633)	3,201,467	2,829,483	3,922,208	–	82,600

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	72,741,901	26,246,082	13,955,609	32,523,871	11,226,433	–	(1,734,626)
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	–	–	–	1,106,100	–		–
Forward contracts	–	–	–	–	679,319	–	–
Swap contracts	–	–	–	–	1,102,977	–	–
Written options contracts	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(36,491)	33,041	8,902	221	(24,624)	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	702,684	(223,587)	–	–	(7,657)	–	–

Net unrealized gain (loss) on investments and foreign currencies	73,408,094	26,055,536	13,964,511	33,630,192	12,976,448	–	(1,734,626)

Net realized and unrealized gain (loss) on investments and foreign currencies	103,571,831	20,581,903	17,165,978	36,459,675	16,898,656	–	(1,652,026)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$112,133,973	$25,822,204	$21,467,641	$38,896,591	$22,329,483	$818,771	$(206,815)

* Net of foreign withholding taxes on interest and dividends of	$1,562,533	$860,005	$373,302	$230,262	$400,728	$–	$–

** Net of foreign withholding taxes on capital gains of	$747,837	$–	$–	$–	$35,723	$–	$–

See Notes to Financial Statements

240

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2017 (unaudited) — (continued)

	GROWTH FUND	GROWTH & INCOME FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES INDEX FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$6,049,924	$1,114,508	$2,738,009	$138,767	$11,963,881	$–	$2,885,319
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	100,832	3,814	280,122	14,597	200,294	4,434	57,335
Interest (unaffiliated)	3,922	1,157	27,821	8,826,830	192,591	2,606,961	9,870

Total investment income*	6,154,678	1,119,479	3,045,952	8,980,194	12,356,766	2,611,395	2,952,524

EXPENSES:
Investment advisory and management fees	3,750,622	462,410	3,665,309	1,456,430	1,749,200	470,397	2,090,974
Administrative service fee	362,342	41,438	250,434	213,163	405,693	63,213	151,468
Transfer agent fees and expenses	930	1,117	743	1,302	2,418	1,302	1,302
Custodian fees	54,634	10,560	28,842	14,146	59,216	19,232	86,766
Reports to shareholders	61,891	7,848	52,989	33,435	66,150	15,043	32,311
Audit and tax fees	17,709	18,361	18,417	21,472	30,042	22,407	22,935
Legal fees	19,159	8,757	20,633	13,971	23,613	10,003	20,467
Directors’ fees and expenses	26,184	3,304	21,141	14,875	28,134	5,819	12,542
Interest expense	–	–	–	–	–	1,853	602
License fee	303	303	303	303	120,698	303	303
Other expenses	19,947	6,417	15,942	10,543	22,035	8,534	32,015

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	4,313,721	560,515	4,074,753	1,779,640	2,507,199	618,106	2,451,685

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(269,517)	(36,450)	(99,686)	–	–	–	(175,479)
Fees paid indirectly (Note 7)	–	(352)	(5,186)	–	–	–	(112)

Net expenses	4,044,204	523,713	3,969,881	1,779,640	2,507,199	618,106	2,276,094

Net investment income (loss)	2,110,474	595,766	(923,929)	7,200,554	9,849,567	1,993,289	676,430

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	37,367,204	3,796,384	38,370,044	721,595	5,244,036	1,156,503	13,094,911
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	(12)	118,802	–	–	10,110,036	–	–
Forward contracts	(177,398)
Swap contracts	–	–	–	–	–	–	–
Written options contracts	–	–	31,533	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(1,159)	24	(30,562)	14,268	234,096	89,080	(24,617)

Net realized gain (loss) on investments and foreign currencies	37,188,635	3,915,210	38,371,015	735,863	15,588,168	1,245,583	13,070,294

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	86,310,222	7,497,485	55,447,498	(153,972)	68,311,453	723,401	23,799,332
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	–	17,654	–	–	(3,638,857)	–	–
Forward contracts	43,015	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	6,218	–	731	(1,367)	37,983	(32,109)	80,970
Change in accrued capital gains tax on unrealized appreciation (depreciation)	12,015	–	–	–	–	–	(39,876)

Net unrealized gain (loss) on investments and foreign currencies	86,371,470	7,515,139	55,448,229	(155,339)	64,710,579	691,292	23,840,426

Net realized and unrealized gain (loss) on investments and foreign currencies	123,560,105	11,430,349	93,819,244	580,524	80,298,747	1,936,875	36,910,720

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$125,670,579	$12,026,115	$92,895,315	$7,781,078	$90,148,314	$3,930,164	$37,587,150

* Net of foreign withholding taxes on interest and dividends of	$88,670	$98	$12,976	$–	$1,105,034	$1,188	$606,659

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$1,469

See Notes to Financial Statements

241

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2017 (unaudited) — (continued)

	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,591,966	$2,938,812	$27,993,359	$1,075,177	$2,155,323	$3,843,663	$220,213
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	1,316	15,315	1,009,856	57,239	26,277	294,365	36,550
Interest (unaffiliated)	2,892	9,029	738,793	13,830	16,957	185,338	1,990

Total investment income*	1,596,174	2,963,156	29,742,008	1,146,246	2,198,557	4,323,366	258,753

EXPENSES:
Investment advisory and management fees	617,811	1,348,357	4,442,635	932,761	799,364	5,175,818	521,241
Administrative service fee	59,323	141,599	1,155,939	89,969	136,970	399,411	41,219
Transfer agent fees and expenses	1,046	930	3,349	1,302	2,648	2,619	558
Custodian fees	6,589	11,472	46,504	8,662	9,581	49,321	8,506
Reports to shareholders	11,100	27,609	216,566	17,158	22,918	67,917	7,799
Audit and tax fees	17,477	17,480	18,367	17,545	18,303	18,022	17,596
Legal fees	9,359	12,322	54,989	10,755	11,447	21,255	8,716
Directors’ fees and expenses	4,570	11,259	92,542	7,112	9,701	28,096	3,095
Interest expense	–	126	–	47	–	–	–
License fee	303	303	17,200	303	81,504	303	303
Other expenses	7,952	8,181	45,024	8,975	7,268	42,874	6,094

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	735,530	1,579,638	6,093,115	1,094,589	1,099,704	5,805,636	615,127

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	–	–	(19,765)	–	(8,035)
Fees paid indirectly (Note 7)	(2,063)	(947)	–	(3,726)	–	(27,855)	(26)

Net expenses	733,467	1,578,691	6,093,115	1,090,863	1,079,939	5,777,781	607,066

Net investment income (loss)	862,707	1,384,465	23,648,893	55,383	1,118,618	(1,454,415)	(348,313)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	5,350,517	13,725,519	125,529,506	12,208,035	2,483,538	119,741,406	9,713,060
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	–	–	6,181,199	–	1,970,439	–	–
Forward contracts						–
Swap contracts	–	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(172)	(1,523)	3,349	(294)	–	17,694	–

Net realized gain (loss) on investments and foreign currencies	5,350,345	13,723,996	131,714,054	12,207,741	4,453,977	119,759,100	9,713,060

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	8,844,210	24,452,408	200,008,055	17,754,996	34,770,842	56,368,298	14,029,529
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	–	–	8,900,021	–	(76,035)	–	–
Forward contracts	–	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	1,185	–	(643)	–	3,567	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	8,844,210	24,453,593	208,908,076	17,754,353	34,694,807	56,371,865	14,029,529

Net realized and unrealized gain (loss) on investments and foreign currencies	14,194,555	38,177,589	340,622,130	29,962,094	39,148,784	176,130,965	23,742,589

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,057,262	$39,562,054	$364,271,023	$30,017,477	$40,267,402	$174,676,550	$23,394,276

* Net of foreign withholding taxes on interest and dividends of	$4,447	$43,096	$23,531	$8,611	$–	$113,444	$465

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

242

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2017 (unaudited) — (continued)

	SMALL CAP FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,019,980	$8,432,698	$2,791,833	$302,730	$47,801,646	$1,286,478
Dividends (affiliated)	–	–	–	–	63,653	–
Securities lending income	283,351	1,281,698	53,571	18,170	118,866	4,002
Interest (unaffiliated)	11,917	345,060	10,139	17,488	169,746	1,020

Total investment income*	2,315,248	10,059,456	2,855,543	338,388	48,153,911	1,291,500

EXPENSES:
Investment advisory and management fees	1,397,897	1,816,808	1,127,326	473,393	5,640,989	432,756
Administrative service fee	105,566	421,054	101,025	37,432	1,558,701	37,285
Transfer agent fees and expenses	558	2,977	1,117	558	3,933	1,302
Custodian fees	24,918	29,449	8,580	10,867	60,593	8,761
Reports to shareholders	22,083	73,738	17,942	7,401	293,398	7,624
Audit and tax fees	17,849	19,019	17,686	17,561	18,361	17,484
Legal fees	12,114	20,849	10,560	8,603	60,765	8,735
Directors’ fees and expenses	8,890	31,943	7,737	3,005	123,009	3,174
Interest expense	156	3,293	–	–	1,266	–
License fee	303	50,116	303	303	23,191	303
Other expenses	13,262	15,021	7,994	5,879	56,447	6,160

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,603,596	2,484,267	1,300,270	565,002	7,840,653	523,584

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(142,703)	–	–	(24,293)	–	(51,990)
Fees paid indirectly (Note 7)	(1,664)	–	(3,886)	(1,037)	–	(99)

Net expenses	1,459,229	2,484,267	1,296,384	539,672	7,840,653	471,495

Net investment income (loss)	856,019	7,575,189	1,559,159	(201,284)	40,313,258	820,005

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	12,557,559	40,885,856	11,177,408	6,174,287	82,653,564	4,492,710
Investments (affiliated)	–	–	–	–	437,202	–
Futures contracts	–	7,273,766	–	–	6,204,866	–
Forward contracts					–
Swap contracts	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	254	935	–	–	–	(419)

Net realized gain (loss) on investments and foreign currencies	12,557,813	48,160,557	11,177,408	6,174,287	89,295,632	4,492,291

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	19,589,919	95,514,074	24,020,914	7,096,806	345,598,636	4,276,941
Investments (affiliated)	–	–	–	–	(1,112,139)	–
Futures contracts	–	3,818,261	–	–	267,260	–
Forward contracts	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities		–	–	–	–	564
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	19,589,919	99,332,335	24,020,914	7,096,806	344,753,757	4,277,505

Net realized and unrealized gain (loss) on investments and foreign currencies	32,147,732	147,492,892	35,198,322	13,271,093	434,049,389	8,769,796

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$33,003,751	$155,068,081	$36,757,481	$13,069,809	$474,362,647	$9,589,801

* Net of foreign withholding taxes on interest and dividends of	$5,566	$2,884	$3,221	$–	$–	$6,050

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

243

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS

	ASSET ALLOCATION FUND		BLUE CHIP GROWTH FUND		BROAD CAP VALUE INCOME FUND		CAPITAL CONSERVATION FUND
	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,085,276	$2,437,879	$(88,189)	$355,196	$367,745	$887,507	$2,302,246	$3,943,075
Net realized gain (loss) on investments and foreign currencies	3,417,864	10,916,788	47,700,295	49,329,475	3,820,020	3,940,610	771,758	928,673
Net unrealized gain (loss) on investments and foreign currencies	8,955,979	(370,413)	51,606,255	84,131,290	1,861,286	4,178,983	(1,644,971)	(1,108,002)

Net increase (decrease) in net assets resulting from operations	13,459,119	12,984,254	99,218,361	133,815,961	6,049,051	9,007,100	1,429,033	3,763,746

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(3,749,061)	–	–	–	(839,373)	–	(4,826,517)
Net realized gain on securities	–	–	–	(61,428,180)	–	(1,743,826)	–	(235,095)

Total distributions to shareholders	–	(3,749,061)	–	(61,428,180)	–	(2,583,199)	–	(5,061,612)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(4,808,488)	(11,826,251)	(47,342,943)	(8,798,151)	(1,915,701)	(7,414,245)	8,945,194	299,597

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,650,631	(2,591,058)	51,875,418	63,589,630	4,133,350	(990,344)	10,374,227	(998,269)
NET ASSETS:
Beginning of period	161,767,440	164,358,498	679,516,276	615,926,646	56,339,340	57,329,684	235,063,237	236,061,506

End of period†	$170,418,071	$161,767,440	$731,391,694	$679,516,276	$60,472,690	$56,339,340	$245,437,464	$235,063,237

† Includes accumulated undistributed net investment income (loss)	$3,636,530	$2,551,254	$369,411	$457,600	$1,349,350	$981,605	$7,171,084	$4,868,838

See Notes to Financial Statements

244

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	CORE EQUITY FUND		DIVIDEND VALUE FUND		DYNAMIC ALLOCATION FUND		EMERGING ECONOMIES FUND
	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,501,140	$2,792,149	$8,600,189	$15,412,484	$30,159	$3,211,511	$8,562,142	$12,131,676
Net realized gain (loss) on investments and foreign currencies	17,127,675	21,390,666	76,900,952	34,301,350	3,718,079	8,068,775	30,163,737	16,584,685
Net unrealized gain (loss) on investments and foreign currencies	12,156,782	13,642,477	(4,281,091)	58,651,023	18,968,989	16,762,629	73,408,094	140,258,367

Net increase (decrease) in net assets resulting from operations	30,785,597	37,825,292	81,220,050	108,364,857	22,717,227	28,042,915	112,133,973	168,974,728

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(2,640,815)	–	(14,380,753)	–	(4,599,119)	–	(10,536,617)
Net realized gain on securities	–	(8,018,311)	–	(62,126,737)	–	(1,781,175)	–	–

Total distributions to shareholders	–	(10,659,126)	–	(76,507,490)	–	(6,380,294)	–	(10,536,617)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(11,721,887)	(15,156,317)	(94,545,641)	191,336,067	(12,249,593)	(21,478,836)	(19,524,443)	33,423,753

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,063,710	12,009,849	(13,325,591)	223,193,434	10,467,634	183,785	92,609,530	191,861,864
NET ASSETS:
Beginning of period	241,646,526	229,636,677	808,698,910	585,505,476	248,629,852	248,446,067	708,873,072	517,011,208

End of period†	$260,710,236	$241,646,526	$795,373,319	$808,698,910	$259,097,486	$248,629,852	$801,482,602	$708,873,072

† Includes accumulated undistributed net investment income (loss)	$4,255,411	$2,754,271	$23,995,047	$15,394,858	$3,207,680	$3,177,521	$19,855,090	$11,292,948

See Notes to Financial Statements

245

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	FOREIGN VALUE FUND		GLOBAL REAL ESTATE FUND		GLOBAL SOCIAL AWARENESS FUND		GLOBAL STRATEGY FUND
	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,240,301	$17,144,443	$4,301,663	$9,409,821	$2,436,916	$5,996,785	$5,430,827	$12,182,304
Net realized gain (loss) on investments and foreign currencies	(5,473,633)	8,380,019	3,201,467	6,417,509	2,829,483	1,793,194	3,922,208	(5,229,298)
Net unrealized gain (loss) on investments and foreign currencies	26,055,536	144,235,636	13,964,511	1,523,403	33,630,192	49,848,490	12,976,448	47,386,963

Net increase (decrease) in net assets resulting from operations	25,822,204	169,760,098	21,467,641	17,350,733	38,896,591	57,638,469	22,329,483	54,339,969

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(16,256,905)	–	(17,674,291)	–	(6,885,357)	–	(3,879,612)
Net realized gain on securities	–	–	–	(21,783,749)	–	–	–	(7,886,684)

Total distributions to shareholders	–	(16,256,905)	–	(39,458,040)	–	(6,885,357)	–	(11,766,296)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(12,069,569)	(96,331,571)	(20,883,886)	(81,469,700)	(12,653,613)	(11,302,466)	(33,339,566)	(55,183,593)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,752,635	57,171,622	583,755	(103,577,007)	26,242,978	39,450,646	(11,010,083)	(12,609,920)
NET ASSETS:
Beginning of period	876,164,941	818,993,319	387,137,420	490,714,427	416,564,304	377,113,658	419,325,151	431,935,071

End of period†	$889,917,576	$876,164,941	$387,721,175	$387,137,420	$442,807,282	$416,564,304	$408,315,068	$419,325,151

† Includes accumulated undistributed net investment income (loss)	$21,405,802	$16,165,501	$12,077,439	$7,775,776	$8,024,473	$5,587,557	$3,791,556	$(1,639,271)

See Notes to Financial Statements

246

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	GOVERNMENT MONEY MARKET I FUND		GOVERNMENT SECURITIES FUND		GROWTH FUND		GROWTH & INCOME FUND
	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$818,771	$268,576	$1,445,211	$2,921,477	$2,110,474	$6,420,603	$595,766	$1,175,130
Net realized gain (loss) on investments and foreign currencies	–	1,733	82,600	(149,273)	37,188,635	51,872,322	3,915,210	5,137,182
Net unrealized gain (loss) on investments and foreign currencies	–	–	(1,734,626)	(2,521,467)	86,371,470	115,472,198	7,515,139	11,806,559

Net increase (decrease) in net assets resulting from operations	818,771	270,309	(206,815)	250,737	125,670,579	173,765,123	12,026,115	18,118,871

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(818,322)	(268,820)	–	(3,446,180)	–	(7,513,594)	–	(1,374,711)
Net realized gain on securities	–	–	–	–	–	(63,915,770)	–	(3,584,783)

Total distributions to shareholders	(818,322)	(268,820)	–	(3,446,180)	–	(71,429,364)	–	(4,959,494)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(7,588,552)	(12,709,237)	(12,270,695)	(6,331,462)	40,808,213	(51,072,851)	(3,502,082)	(6,528,757)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,588,103)	(12,707,748)	(12,477,510)	(9,526,905)	166,478,792	51,262,908	8,524,033	6,630,620
NET ASSETS:
Beginning of period	330,782,527	343,490,275	145,459,772	154,986,677	1,001,260,680	949,997,772	120,515,447	113,884,827

End of period†	$323,194,424	$330,782,527	$132,982,262	$145,459,772	$1,167,739,472	$1,001,260,680	$129,039,480	$120,515,447

† Includes accumulated undistributed net investment income (loss)	$1,889	$1,440	$4,786,962	$3,341,751	$8,651,147	$6,540,673	$1,764,407	$1,168,641

See Notes to Financial Statements

247

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	HEALTH SCIENCES FUND		INFLATION PROTECTED FUND		INTERNATIONAL EQUITIES INDEX FUND		INTERNATIONAL GOVERNMENT BOND FUND
	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(923,929)	$(1,538,441)	$7,200,554	$11,927,697	$9,849,567	$25,472,050	$1,993,289	$4,246,824
Net realized gain (loss) on investments and foreign currencies	38,371,015	89,352,738	735,863	1,835,128	15,588,168	11,696,178	1,245,583	(2,336,867)
Net unrealized gain (loss) on investments and foreign currencies	55,448,229	(25,675,693)	(155,339)	3,882,055	64,710,579	114,541,212	691,292	1,045,461

Net increase (decrease) in net assets resulting from operations	92,895,315	62,138,604	7,781,078	17,644,880	90,148,314	151,709,440	3,930,164	2,955,418

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	–	–	(1,390,412)	–	(26,884,852)	–	–
Net realized gain on securities	–	(80,156,432)	–	(809,676)	–	–	–	–

Total distributions to shareholders	–	(80,156,432)	–	(2,200,088)	–	(26,884,852)	–	–

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(25,860,316)	(87,745,879)	(6,321,636)	160,276,892	187,986,391	(22,338,993)	2,970,041	(18,265,364)

TOTAL INCREASE (DECREASE) IN NET ASSETS	67,034,999	(105,763,707)	1,459,442	175,721,684	278,134,705	102,485,595	6,900,205	(15,309,946)
NET ASSETS:
Beginning of period	697,638,677	803,402,384	631,551,743	455,830,059	1,093,865,107	991,379,512	185,942,689	201,252,635

End of period†	$764,673,676	$697,638,677	$633,011,185	$631,551,743	$1,371,999,812	$1,093,865,107	$192,842,894	$185,942,689

† Includes accumulated undistributed net investment income (loss)	$(1,949,389)	$(1,025,460)	$13,540,031	$6,339,477	$32,425,253	$22,575,686	$2,140,453	$147,164

See Notes to Financial Statements

248

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	INTERNATIONAL GROWTH FUND		LARGE CAP CORE FUND		LARGE CAPITAL GROWTH FUND		MID CAP INDEX FUND
	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$676,430	$5,052,441	$862,707	$1,654,580	$1,384,465	$2,984,850	$23,648,893	$36,466,276
Net realized gain (loss) on investments and foreign currencies	13,070,294	14,817,501	5,350,345	11,527,172	13,723,996	21,452,846	131,714,054	232,691,034
Net unrealized gain (loss) on investments and foreign currencies	23,840,426	33,668,087	8,844,210	9,292,977	24,453,593	36,140,697	208,908,076	226,259,381

Net increase (decrease) in net assets resulting from operations	37,587,150	53,538,029	15,057,262	22,474,729	39,562,054	60,578,393	364,271,023	495,416,691

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(6,105,866)	–	(1,531,285)	–	(2,819,369)	–	(40,127,114)
Net realized gain on securities	–	–	–	(11,933,336)	–	(12,909,541)	–	(274,781,465)

Total distributions to shareholders	–	(6,105,866)	–	(13,464,621)	–	(15,728,910)	–	(314,908,579)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(15,822,169)	(129,221,618)	(7,222,390)	(1,443,520)	(16,295,387)	(22,346,368)	(198,501,578)	232,753,026

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,764,981	(81,789,455)	7,834,872	7,566,588	23,266,667	22,503,115	165,769,445	413,261,138
NET ASSETS:
Beginning of period	439,222,292	521,011,747	171,626,922	164,060,334	415,565,906	393,062,791	3,392,738,408	2,979,477,270

End of period†	$460,987,273	$439,222,292	$179,461,794	$171,626,922	$438,832,573	$415,565,906	$3,558,507,853	$3,392,738,408

† Includes accumulated undistributed net investment income (loss)	$4,650,727	$3,974,297	$1,962,437	$1,099,730	$4,423,344	$3,038,879	$60,072,264	$36,423,371

See Notes to Financial Statements

249

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	MID CAP STRATEGIC GROWTH FUND		NASDAQ-100® INDEX FUND		SCIENCE & TECHNOLOGY FUND		SMALL CAP AGGRESSIVE GROWTH FUND
	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$55,383	$307,709	$1,118,618	$2,279,650	$(1,454,415)	$(564,365)	$(348,313)	$(350,830)
Net realized gain (loss) on investments and foreign currencies	12,207,741	17,351,762	4,453,977	18,938,474	119,759,100	125,390,369	9,713,060	10,769,588
Net unrealized gain (loss) on investments and foreign currencies	17,754,353	24,396,211	34,694,807	66,265,956	56,371,865	154,346,198	14,029,529	14,511,833

Net increase (decrease) in net assets resulting from operations	30,017,477	42,055,682	40,267,402	87,484,080	174,676,550	279,172,202	23,394,276	24,930,591

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	–	–	(2,548,994)	–	–	–	–
Net realized gain on securities	–	(16,552,587)	–	(15,905,846)	–	(75,551,571)	–	(4,966,733)

Total distributions to shareholders	–	(16,552,587)	–	(18,454,840)	–	(75,551,571)	–	(4,966,733)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(8,798,759)	(13,951,366)	(2,478,637)	6,148,827	(24,027,681)	(4,217,806)	250,229	(10,112,494)

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,218,718	11,551,729	37,788,765	75,178,067	150,648,869	199,402,825	23,644,505	9,851,364
NET ASSETS:
Beginning of period	260,170,266	248,618,537	394,399,962	319,221,895	1,130,159,018	930,756,193	112,390,916	102,539,552

End of period†	$281,388,984	$260,170,266	$432,188,727	$394,399,962	$1,280,807,887	$1,130,159,018	$136,035,421	$112,390,916

† Includes accumulated undistributed net investment income (loss)	$356,013	$300,630	$3,392,307	$2,273,689	$(1,776,981)	$(322,566)	$(391,563)	$(43,250)

See Notes to Financial Statements

250

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP FUND		SMALL CAP INDEX FUND		SMALL CAP SPECIAL VALUES FUND		SMALL-MID GROWTH FUND
	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$856,019	$859,638	$7,575,189	$11,856,400	$1,559,159	$3,983,382	$(201,284)	$(275,975)
Net realized gain (loss) on investments and foreign currencies	12,557,813	50,585,582	48,160,557	72,720,791	11,177,408	28,006,395	6,174,287	7,107,906
Net unrealized gain (loss) on investments and foreign currencies	19,589,919	(9,366,280)	99,332,335	113,648,565	24,020,914	10,166,719	7,096,806	4,818,492

Net increase (decrease) in net assets resulting from operations	33,003,751	42,078,940	155,068,081	198,225,756	36,757,481	42,156,496	13,069,809	11,650,423

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(929,086)	–	(12,810,826)	–	(2,881,769)	–	–
Net realized gain on securities	–	(24,123,077)	–	(61,138,835)	–	(18,510,911)	–	(5,263,258)

Total distributions to shareholders	–	(25,052,163)	–	(73,949,661)	–	(21,392,680)	–	(5,263,258)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(20,377,776)	(7,056,638)	(60,391,443)	87,100,051	6,901,209	22,956,498	(4,367,853)	(9,227,703)

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,625,975	9,970,139	94,676,638	211,376,146	43,658,690	43,720,314	8,701,956	(2,840,538)
NET ASSETS:
Beginning of period	310,704,229	300,734,090	1,197,209,241	985,833,095	282,608,567	238,888,253	107,389,402	110,229,940

End of period†	$323,330,204	$310,704,229	$1,291,885,879	$1,197,209,241	$326,267,257	$282,608,567	$116,091,358	$107,389,402

† Includes accumulated undistributed net investment income (loss)	$1,584,278	$728,259	$19,061,411	$11,486,222	$5,453,546	$3,894,387	$(209,300)	$(8,016)

See Notes to Financial Statements

251

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	STOCK INDEX FUND		VALUE FUND
	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$40,313,258	$74,666,064	$820,005	$1,700,288
Net realized gain (loss) on investments and foreign currencies	89,295,632	181,428,128	4,492,291	6,451,425
Net unrealized gain (loss) on investments and foreign currencies	344,753,757	417,182,753	4,277,505	5,477,630

Net increase (decrease) in net assets resulting from operations	474,362,647	673,276,945	9,589,801	13,629,343

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(67,280,698)	–	(1,894,530)
Net realized gain on securities	–	(197,356,088)	–	–

Total distributions to shareholders	–	(264,636,786)	–	(1,894,530)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(196,716,615)	8,364,477	(5,843,314)	(9,538,316)

TOTAL INCREASE (DECREASE) IN NET ASSETS	277,646,032	417,004,636	3,746,487	2,196,497
NET ASSETS:
Beginning of period	4,542,333,888	4,125,329,252	110,332,519	108,136,022

End of period†	$4,819,979,920	$4,542,333,888	$114,079,006	$110,332,519

† Includes accumulated undistributed net investment income (loss)	$116,314,565	$76,001,307	$2,519,609	$1,699,604

See Notes to Financial Statements

252

VALIC Company I

NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization

VALIC Company I (the “Series” or “VC I”) was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). The Series is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 34 separate mutual funds (each, a “Fund” and collectively, the “Funds”), each of which issues its own separate class of capital shares:

Asset Allocation Fund	Inflation Protected Fund
Blue Chip Growth Fund	International Equities Index Fund
Broad Cap Value Income Fund	International Government Bond Fund
Capital Conservation Fund	International Growth Fund
Core Equity Fund	Large Cap Core Fund
Dividend Value Fund	Large Capital Growth Fund
Dynamic Allocation Fund*	Mid Cap Index Fund
Emerging Economies Fund	Mid Cap Strategic Growth Fund
Foreign Value Fund	Nasdaq-100® Index Fund
Global Real Estate Fund	Science & Technology Fund
Global Social Awareness Fund	Small Cap Aggressive Growth Fund
Global Strategy Fund	Small Cap Fund
Government Money Market I Fund	Small Cap Index Fund
Government Securities Fund	Small Cap Special Values Fund
Growth Fund	Small-Mid Growth Fund
Growth & Income Fund	Stock Index Fund
Health Sciences Fund	Value Fund

*	The Dynamic Allocation Fund invests, under normal conditions, approximately 70% to 90% of its assets in shares of the underlying funds, which are funds of VC I and VALIC Company II (“VC II”), (collectively, the “Underlying Funds”) (the “Fund-of-Funds Component”) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed income securities and short-term investments (the “Overlay Component”).

Each Fund is diversified with the exception of International Government Bond Fund and Nasdaq-100® Index Fund, which are non-diversified as defined by the 1940 Act.

Indemnifications. Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that may contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

253

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s assets and liabilities classified in the fair value hierarchy as of November 30, 2017, is reported on a schedule following each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

For the Government Money Market I Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Government Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter (“OTC”) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the OTC market are valued based at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

254

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Asset Allocation Fund and the Global Strategy Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. The Growth Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Futures: During the period, the Asset Allocation Fund, Dynamic Allocation Fund, Global Social Awareness Fund, International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. The Growth & Income Fund used futures contracts to increase or decrease exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Options: During the period, the Dynamic Allocation Fund and Health Sciences Fund used options contracts to facilitate trading, increase market exposure, generate income or seek protection against a decline in the value of the Funds’ securities or an increase in prices of securities that may be purchased.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

255

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Interest Rate Swap Agreements: During the period, the Global Strategy Fund used interest rate swap agreements to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of November 30, 2017, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended November 30, 2017. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of November 30, 2017, please refer to the Portfolio of Investments.

256

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Asset Derivatives
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
Fund	Futures Contracts(1)(8)	Swap Contracts(6)	Futures Contracts(1)(8)	Options Purchased(2)	Foreign Exchange Contracts(3)	Total
Asset Allocation	$—	$—	$46,406	$—	$81,516	$127,922
Dynamic Allocation	—	—	1,415,191	698,519	—	2,113,710
Global Social Awareness	—	—	230,280	—	—	230,280
Global Strategy	—	—	—	—	770,707	770,707
Growth	—	—	—	—	25,298	25,298
Growth & Income	—	—	7,476	—	—	7,476
Health Sciences	—	—	—	55,300	—	55,300
International Equities Index	—	—	42,630	—	—	42,630
Mid Cap Index	—	—	592,800	—	—	592,800
Nasdaq-100 Index	—	—	199,390	—	—	199,390
Small Cap Index	—	—	115,710	—	—	115,710
Stock Index	—	—	549,480	—	—	549,480

Liability Derivatives
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
Fund	Futures Contracts(1)(8)	Swap Contracts(7)	Futures Contracts(1)(8)	Options Written(4)	Foreign Exchange Contracts(5)	Total
Asset Allocation	$—	$—	$329,938	$—	$53,730	$383,668
Dynamic Allocation	—	—	—	1,393,872	—	1,393,872
Global Social Awareness	—	—	—	—	—	—
Global Strategy	—	375,788	—	—	1,851,578	2,227,366
Growth	—	—	—	—	42,415	42,415
Growth & Income	—	—	—	—	—	—
Health Sciences	—	—	—	—	—	—
International Equities Index	—	—	—	—	—	—
Mid Cap Index	—	—	—	—	—	—
Nasdaq-100 Index	—	—	—	—	—	—
Small Cap Index	—	—	—	—	—	—
Stock Index	—	—	—	—	—	—

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Investments at value
(3)	Unrealized appreciation on forward foreign currency contracts
(4)	Call and put options written, at value
(5)	Unrealized depreciation on forward foreign currency contracts
(6)	Unrealized appreciation on swap contracts
(7)	Unrealized depreciation on swap contracts
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Unrealized Appreciation (Depreciation)
Asset Allocation	$(1,165,292)
Dynamic Allocation	8,213,316
Global Social Awareness	1,553,784
Growth & Income	22,781
International Equities Index	794,556
Mid Cap Index	7,837,860
Nasdaq-100 Index	1,079,958
Small Cap Index	2,686,117
Stock Index	1,921,558

257

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
Fund	Futures Contracts(1)	Swap Contracts(2)	Futures Contracts(1)	Options*	Foreign Exchange Contracts(3)	Total
Asset Allocation	$—	$—	$37,353	$—	$—	$37,353
Dynamic Allocation	—	—	7,520,810	(4,819,862)	—	2,700,948
Global Social Awareness	—	—	1,407,225	—	—	1,407,225
Global Strategy	—	(359,544)	—	—	(2,768,162)	(3,127,706)
Growth	—	—	(12)	—	(177,398)	(177,410)
Growth & Income	—	—	118,802	—	—	118,802
Health Sciences	—	—	—	53,798	—	53,798
International Equities Index	—	—	10,110,036	—	—	10,110,036
Mid Cap Index	—	—	6,181,199	—	—	6,181,199
Nasdaq-100 Index	—	—	1,970,439	—	—	1,970,439
Small Cap Index	—	—	7,273,766	—	—	7,273,766
Stock Index	—	—	6,204,866	—	—	6,204,866

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
Fund	Futures Contracts(4)	Swap Contracts(5)	Futures Contracts(4)	Options*	Foreign Exchange Contracts(6)	Total
Asset Allocation	$—	$—	$(1,057,383)	$—	$27,786	$(1,029,597)
Dynamic Allocation	—	—	5,811,312	(1,222,106)	—	4,589,206
Global Social Awareness	—	—	1,106,100	—	—	1,106,100
Global Strategy	—	1,102,977	—	—	679,319	1,782,296
Growth	—	—	—	—	43,015	43,015
Growth & Income	—	—	17,654	—	—	17,654
Health Sciences	—	—	—	34,293	—	34,293
International Equities Index	—	—	(3,638,857)	—	—	(3,638,857)
Mid Cap Index	—	—	8,900,021	—	—	8,900,021
Nasdaq-100 Index	—	—	(76,035)	—	—	(76,035)
Small Cap Index	—	—	3,818,261	—	—	3,818,261
Stock Index	—	—	267,260	—	—	267,260

*	Includes amounts relating to purchased and written options as follows:

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Equity Contracts		Equity Contracts
	Options Purchased(7)	Options Written(8)	Options Purchased(9)	Options Written(10)
Dynamic Allocation Fund	(4,047,371)	(772,491)	(216,009)	(1,006,097)
Health Sciences	22,265	31,533	34,293	—

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on forward contracts
(4)	Change in unrealized appreciation (depreciation) on futures contracts
(5)	Change in unrealized appreciation (depreciation) on swap contracts
(6)	Change in unrealized appreciation (depreciation) on forward contracts
(7)	Net realized gain (loss) on investments
(8)	Net realized gain (loss) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on written options contracts

258

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

The following table represents the average monthly balances of derivatives held during the six months ended November 30, 2017.

	Average Amount Outstanding During the Period
Fund	Futures Contracts(2)	Foreign Exchange Contracts(2)	Purchased Put Options Contracts(1)	Written Call Options Contracts(1)	Interest Rate Swap Contracts(1)
Asset Allocation	$38,972,754	$12,672,059	$—	$—	$—
Dynamic Allocation	156,353,100	—	912,390	734,493	—
Global Social Awareness	26,563,622	—	—	—	—
Global Strategy	—	150,846,469	—	—	34,905,000
Growth	—	5,176,348	—	—	—
Growth & Income	1,625,778	—	—	—	—
Health Sciences	—	—	50,941	—	—
International Equities Index	102,821,744	—	—	—	—
Mid Cap Index	183,729,470	—	—	—	—
Nasdaq-100 Index	21,239,537	—	—	—	—
Small Cap Index	85,981,510	—	—	—	—
Stock Index	73,727,482	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of November 30, 2017. The repurchase agreements held by the Funds and the securities on loan as of November 30, 2017, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements and securities on loan.

	Asset Allocation Fund
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total
Morgan Stanley Capital Services, Inc.	$81,516	$—	$—	$81,516	$53,730	$—	$—	$53,730	$27,786	$—	$27,786

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Dynamic Allocation Fund
Counterparty	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total
Citibank N.A.	$—	$—	$184,331	$184,331	$—	$—	$367,827	$367,827	$(183,496)	$—	$(183,496)
Goldman Sachs International	—	—	203,735	203,735	—	—	406,546	406,546	(202,811)	—	(202,811)
Morgan Stanley and Co., Inc.	—	—	19,403	19,403	—	—	38,719	38,719	(19,316)	—	(19,316)
UBS AG	—	—	291,050	291,050	—	—	580,780	580,780	(289,730)	—	(289,730)

Total	$—	$—	$698,519	$698,519	$—	$—	$1,393,872	$1,393,872	$(695,353)	$—	$(695,353)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

259

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Global Strategy Fund									Collateral Pledged/ (Received)(2)	Net Amount(3)
Counterparty	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total

Bank of America, N.A.	$932	$—	$—	$932	$169,564	$—	$—	$169,564	$(168,632)	$—	$(168,632)
Barclays Bank PLC	45,106	—	—	45,106	64,959	—	—	64,959	(19,853)	—	(19,853)
Citibank N.A.	98,093	—	—	98,093	348,859	—	—	348,859	(250,766)	—	(250,766)
Deutsche Bank AG	58,777	—	—	58,777	330,246	—	—	330,246	(271,469)	—	(271,469)
Goldman Sachs International	13,589	—	—	13,589	12,301	—	—	12,301	1,288	—	1,288
HSBC Bank USA, N.A.	270,643	—	—	270,643	573,868	—	—	573,868	(303,225)	—	(303,225)
JPMorgan Chase Bank	261,323	—	—	261,323	223,767	—	—	223,767	37,556	—	37,556
Morgan Stanley and Co., Inc.	—	—	—	—	3,134	—	—	3,134	(3,134)	—	(3,134)
Standard Chartered Bank	21,442	—	—	21,442	86,434	—	—	86,434	(64,992)	—	(64,992)
UBS AG	802	—	—	802	38,446	—	—	38,446	(37,644)	—	(37,644)

Total	$770,707	$—	$—	$770,707	$1,851,578	$—	$—	$1,851,578	$(1,080,871)	$—	$(1,080,871)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Growth Fund									Collateral Pledged/ (Received)(2)	Net Amount(3)
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total
Credit Suisse	$22,315	$—	$ —	$22,315	$329	$—	$—	$329	$21,986	$—	$21,986
UBS AG	2,983	—	—	2,983	42,086	—	—	42,086	(39,103)	—	(39,103)

Total	$25,298	$—	$—	$25,298	$42,415	$—	$—	$42,415	$(17,117)	$—	$(17,117)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive

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not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.

Mortgage-Backed Dollar Rolls: During the six months ended November 30, 2017, the Capital Conservation Fund entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Capital Conservation Fund had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. The return earned by a Fund with the proceeds of the TBA Roll transaction may not exceed the transaction costs.

When-Issued Securities and Forward Commitments: Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the six months ended November 30, 2017, the Capital Conservation Fund and the Emerging Economies Fund purchased and/or sold when-issued securities.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Investment Securities Loaned: To realize additional income, each Fund, except for the Dynamic Allocation Fund and the Government Money Market I Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statement of Operations as Securities lending income. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Securities purchased or sold on a when-issued or forward commitment basis are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For the Dynamic Allocation Fund, distributions from income from the Underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the Underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

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NOTES TO FINANCIAL STATEMENTS — (continued)

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Dynamic Allocation Fund, the expenses included in the accompanying financial statements reflect the expenses of the Dynamic Allocation Fund and do not include any expenses associated with the Underlying Funds.

Dividends from net investment income, if any, are normally paid annually, except for the Government Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014 — 2016 or expected to be taken in each Fund’s 2017 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2014.

New Accounting Pronouncement

In October 2016, the SEC adopted amendments to rules under the 1940 Act (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X was August 1, 2017. All required changes have been made in accordance with Regulation S-X.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

VALIC receives from VC I a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

International Equities Index Fund	0.35% on the first $500 million
0.25% on the next $500 million
0.24% on assets over $1 billion
Mid Cap Index Fund	0.35% on the first $500 million
Small Cap Index Fund	0.25% on the next $2.5 billion
Stock Index Fund	0.20% on the next $2 billion
0.15% on assets over $5 billion
Blue Chip Growth Fund	0.75% on the first $250 million
0.725% on the next $250 million
0.70% on assets over $500 million
Core Equity Fund‡	0.80% on the first $250 million
0.75% on the next $250 million
0.70% on the next $500 million
0.65% on assets over $1 billion

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NOTES TO FINANCIAL STATEMENTS — (continued)

Growth & Income Fund	0.75% on the first $500 million
0.725% on assets over $500 million
Science & Technology Fund	0.90% on first $500 million
0.85% on assets over $500 million
Small Cap Fund	0.90% on the first $250 million
0.85% on the next $250 million
0.80% on the next $500 million
0.75% on assets over $1 billion
Health Sciences Fund*	1.00% on first $500 million
0.95% on assets over $500 million
Inflation Protected Fund	0.50% on the first $250 million
0.45% on the next $250 million
0.40% on assets over $500 million
International Growth Fund**	0.95% on the first $250 million
0.90% on the next $250 million
0.85% on the next $500 million
0.80% on assets over $1 billion
Large Capital Growth Fund	0.64% on the first $750 million
0.59% on assets over $750 million
Mid Cap Strategic Growth Fund	0.70% on the first $250 million
0.65% on the next $250 million
0.60% on assets over $500 million
Asset Allocation Fund	0.50% on first $300 million
0.475% on next $200 million
0.45% on assets over $500 million
Global Social Awareness Fund	0.50% on first $500 million
0.475% on next $500 million
0.45% on assets over $1 billion
Global Strategy Fund	0.50% on the first $500 million
0.46% on assets over $500 million
Capital Conservation Fund	0.50% on the first $250 million
Government Securities Fund	0.45% on the next $250 million
International Government Bond Fund	0.40% on the next $500 million
0.35% on assets over $1 billion
Government Money Market I Fund	0.40%
Nasdaq-100® Index Fund	0.40% on the first $250 million
0.38% on the next $250 million
0.36% on assets over $500 million
Dividend Value Fund	0.75% on the first $250 million
0.72% on the next $250 million
0.67% on the next $500 million
0.62% on assets over $1 billion
Value Fund	0.78% on the first $250 million
0.73% on the next $250 million
0.68% on the next $500 million
0.63% on assets over $1 billion
Broad Cap Value Income Fund	0.70% on the first $250 million
Large Cap Core Fund	0.65% on the next $250 million
0.60% on the next $500 million
0.55% on assets over $1 billion

263

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Foreign Value Fund	0.73% on the first $250 million
0.68% on the next $250 million
0.63% on the next $500 million
0.58% on assets over $1 billion
Emerging Economies Fund	0.81% on the first $250 million
0.76% on the next $250 million
0.71% on the next $500 million
0.66% on assets over $1 billion
Small Cap Aggressive Growth Fund	0.85% on the first $250 million
Small-Mid Growth Fund††	0.75% on assets over $250 million
Small Cap Special Values Fund	0.75% on the first $500 million
0.70% on assets over $500 million
Growth Fund***	0.73% on the first $500 million
0.67% on the next $500 million
0.64% on the next $500 million
0.61% on assets over $1.5 billion
Global Real Estate Fund	0.75% on the first $250 million
0.70% on the next $250 million
0.65% on assets over $500 million
Dynamic Allocation Fund†	0.25% on the first $1 billion
0.22% on the next $1 billion
0.20% on assets over $2 billion

*	Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Health Sciences Fund’s advisory fee in order that such fees equal: (a) 0.97% of the Fund’s average daily net assets when the Fund’s assets are between $700 million and $750 million; and (b) 0.94% of the Fund’s average daily net assets when the Fund’s assets exceed $750 million.
**	Pursuant to an Amended and Restated Advisory Fee Waiver Agreement, VALIC has agreed to waive the International Growth Fund’s advisory fees in order that such fees equal: 0.89% of the average daily net assets on the first $250 million, 0.84% on the next $250 million, 0.79% on the next $500 million and 0.74% thereafter.
***	Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Growth Fund’s advisory fees in order that such fees equal: 0.68% of the average daily net assets on the first $500 million, 0.62% on the next $500 million, 0.59% on the next $500 million and 0.56% thereafter.
†	VALIC has voluntarily agreed, until further notice, to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees voluntarily waived by the Fund’s Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Fund’s investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Fund Waiver”). The AB Fund Waiver may be terminated at any time by the Adviser.
††	Effective September 1, 2017, VALIC has agreed to waive the Small-Mid Growth Fund’s advisory fees in order that such fees equal: 0.78% of the Fund’s average daily net assets on the Fund’s first $250 million; and 0.68% of the Fund’s net average daily net assets when the Fund’s assets exceed $250 million.
‡	Effective November 1, 2017, VALIC has agreed to waive the Core Equity Fund’s advisory fees in order that such fees equal: 0.62% of the Fund’s average daily net assets on the Fund’s first $250 million, 0.57% on the next $250 million, 0.52% on the next $500 million, and 0.47% on assets over $1 billion.

For the six months ended November 30, 2017, the amount of investment advisory fees waived were as follows:

Fund	Amount
Core Equity	$37,514
Dynamic Allocation	11,132
Growth	269,517
Health Sciences	99,686
International Growth	135,220
Small-Mid Growth	19,690

VALIC has entered into sub-advisory agreements with the following:

AllianceBernstein L.P. (“AllianceBernstein”)—subadviser for a portion of the Dynamic Allocation Fund.

Allianz Global Investors U.S. LLC (“AGI US”)—subadviser for a portion of the Mid Cap Strategic Growth Fund and a portion of the Science & Technology Fund.

American Century Investment Management, Inc. (“American Century”)—subadviser for the Growth Fund and a portion of the International Growth Fund.

Barrow, Hanley, Mewhinney & Strauss, LLC—subadviser for the Broad Cap Value Income Fund.

BlackRock Investment Management, LLC (“BlackRock”)—subadviser for the Core Equity Fund and a portion of the Dividend Value Fund.

Bridgeway Capital Management, Inc.—subadviser for a portion of the Small Cap Fund.

264

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Columbia Management Investment Advisers, LLC (“Columbia”)—subadviser for the Large Cap Core Fund.

Franklin Advisers, Inc.—subadviser for a portion of the Global Strategy Fund.

Goldman Sachs Asset Management, L.P.—subadviser for the Small-Mid Growth Fund and a portion of the Global Real Estate Fund.

Invesco Advisers, Inc. (“Invesco”)—subadviser for a portion of the International Growth Fund, and a portion of the Global Real Estate Fund.

J.P. Morgan Investment Management Inc. (“JPMIM”)@—subadviser for the Emerging Economies Fund, Growth & Income Fund, Government Securities Fund and a portion of the Small Cap Fund.

Janus Capital Management LLC—subadviser for a portion of the Mid Cap Strategic Growth Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for the Large Capital Growth Fund and a portion of the International Growth Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Asset Allocation Fund, Capital Conservation Fund, Inflation Protected Fund, and International Government Bond Fund.

SunAmerica Asset Management, LLC (“SunAmerica”)—subadviser for the Global Social Awareness Fund, Government Money Market I Fund, International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund, a portion of the Dividend Value Fund, and a portion of the Dynamic Allocation Fund.

T. Rowe Price Associates, Inc.—subadviser for the Blue Chip Growth Fund, Health Sciences Fund, a portion of the Science & Technology Fund and a portion of the Small Cap Fund.

Templeton Global Advisors, Limited—subadviser for the Foreign Value Fund.

Templeton Investment Counsel, LLC—subadviser for a portion of the Global Strategy Fund.

Victory Capital Management, Inc. (“Victory”)—subadviser for the Small Cap Aggressive Growth Fund.

Wellington Management Company LLP—subadviser for the Value Fund and a portion of the Science & Technology Fund.

Wells Capital Management Incorporated—subadviser for the Small Cap Special Values Fund.

The subadvisers are compensated for their services by VALIC.

VALIC has contractually agreed to waive fees and/or reimburse expenses to the extent necessary so that each Fund’s total annual fund operating expenses after expense reimbursement do not exceed the amounts shown below through September 30, 2018. For the purposes of the waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Funds’ business. Prior to October 1, 2018, the contractual fee waivers and/or expense reimbursements may only be terminated by the Board, including a majority of the Directors who are not “interested persons” of the Series or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

Fund	Maximum Expense Limitation
Blue Chip Growth	0.85%
Broad Cap Value Income	0.85%
Core Equity	0.80%
Dividend Value	0.82%
Dynamic Allocation	0.32%
Government Money Market I	0.55%
Growth & Income	0.85%
International Growth	1.01%
Nasdaq-100® Index	0.53%
Small Cap Aggressive Growth	0.99%
Small Cap	0.93%
Value	0.85%

For the six months ended November 30, 2017, pursuant to the contractual expense limitations in the previous table, VALIC has reimbursed expenses as follows:

Fund	Amount
Broad Cap Value Income	$24,912
Core Equity	129,015
Dynamic Allocation	3,726
Growth & Income	36,450
International Growth	40,259
Nasdaq-100® Index	19,765
Small Cap	142,703
Small Cap Aggressive Growth	8,035
Small-Mid Growth	4,603
Value	51,990

265

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Government Money Market I Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Government Money Market I Fund will be able to avoid a negative yield. For the six months ended November 30, 2017, VALIC did not voluntarily waive expenses for the Government Money Market I Fund.

Any contractual waivers and/or reimbursements made by VALIC with respect to the Dynamic Allocation Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to VALIC and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. For the six months ended November 30, 2017, the amount recouped by VALIC for the Dynamic Allocation Fund was $1,480.

At November 30, 2017, expenses previously waived and/or reimbursed by VALIC that are subject to recoupment and expire during the time period indicated are as follows:

	Expenses Reimbursed
Fund	May 31, 2018	May 31, 2019	November 30, 2019
Dynamic Allocation	$1,132	$3,887	$3,726

VC I, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica (the “Administrator”), an affiliate of the Adviser. The Administrator receives from each Fund, other than the “Fund-of-Funds Component” of the Dynamic Allocation Fund, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee@: 0.0075% on the first $75 billion; 0.0060% on the next $25 billion; and 0.0050% in excess of $100 billion. Pursuant to the Administrative Services Agreement, the Administrator provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the six months ended November 30, 2017, SunAmerica earned fees as reflected in the Statement of Operations based upon the aforementioned rates.

@	The Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “funds-of-funds” and “feeder funds.” In addition, the Dynamic Allocation Fund shall pay the Administrator an Accounting Basis Point Fee solely with respect to the Overlay Component and no fee with respect to the Fund-of-Funds Component.

VC I, on behalf of each Fund, has entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC. VRSCO receives from the Series and VC II an annual fee of $132,510, which is allocated to each Fund in the Series and VC II based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. For the six months ended November 30, 2017, VRSCO earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, Directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to three different investment options that are specified in the plan as selected by the Directors. For the six months ended November 30, 2017, certain Directors of VC I have deferred $16,838 of director compensation.

At November 30, 2017, the following affiliates owned outstanding shares of the following Funds:

Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VC I Dynamic Allocation Fund	VC II Aggressive Growth Lifestyle	VC II Conservative Growth Lifestyle	VC II Moderate Growth Lifestyle
Asset Allocation	—%	—%	100.00%	—%	—%	—%	—%
Blue Chip Growth	0.01	—	93.92	1.43	1.94	0.06	2.64
Broad Cap Value Income	—	—	83.37	16.63	—	—	—
Capital Conservation	—	—	65.22	6.65	5.58	7.42	15.13
Core Equity	—	—	100.00	—	—	—	—
Dividend Value	—	—	91.44	1.21	2.67	1.11	3.57
Dynamic Allocation	0.79	—	99.21	—	—	—	—
Emerging Economies	0.01	0.00	99.60	0.39	—	—	—
Foreign Value	0.01	—	91.89	0.94	3.11	0.63	3.42
Global Real Estate	—	—	79.71	0.52	8.41	2.28	9.08
Global Social Awareness	0.22	—	99.78	—	—	—	—
Global Strategy	—	—	100.00	—	—	—	—

266

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VC I Dynamic Allocation Fund	VC II Aggressive Growth Lifestyle	VC II Conservative Growth Lifestyle	VC II Moderate Growth Lifestyle
Government Money Market I	5.32%	0.00%	94.68%	—%	—%	—%	—%
Government Securities	0.83	—	78.26	6.09	8.24	—	6.58
Growth	—	—	99.04	0.96	—	—	—
Growth & Income	2.50	—	94.08	3.42	—	—	—
Health Sciences	0.01	—	99.99	—	—	—	—
Inflation Protected	—	—	73.92	0.57	7.08	5.83	12.60
International Equities Index	0.61	0.02	94.77	0.39	1.94	0.22	2.05
International Government Bond	—	—	91.09	0.55	2.38	3.17	2.81
International Growth	—	—	93.01	1.79	2.44	0.42	2.34
Large Cap Core	—	—	89.86	4.62	2.03	0.81	2.68
Large Capital Growth	—	—	98.06	1.94	—	—	—
Mid Cap Index	0.62	0.03	95.97	0.12	1.14	0.42	1.70
Mid Cap Strategic Growth	—	—	95.18	—	2.28	0.20	2.34
Nasdaq-100® Index	2.58	0.05	93.44	—	1.59	0.09	2.25
Science & Technology	0.43	0.00	98.25	—	0.53	0.03	0.76
Small Cap Aggressive Growth	—	—	100.00	—	—	—	—
Small Cap Fund	—	—	100.00	—	—	—	—
Small Cap Index	1.25	0.10	87.15	—	4.20	1.27	6.03
Small Cap Special Values	—	—	73.28	—	8.85	4.65	13.22
Small-Mid Growth	—	—	100.00	—	—	—	—
Stock Index	1.50	0.03	95.43	0.66	0.03	—	—
Value	—	—	80.80	8.94	4.04	1.11	5.11

The VC I Dynamic Allocation Fund and the VC II Lifestyle Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the VC I Dynamic Allocation Fund and the VC II Lifestyle Funds within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

As disclosed in the Portfolio of Investments, certain Funds owned shares of various VC I or VC II Funds and securities issued by AIG or an affiliate thereof. During the six months ended November 30, 2017, transactions in these securities were as follows:

Dynamic Allocation Fund

Security	Value at 05/31/2017	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value 11/30/2017
VALIC Co. I Blue Chip Growth Fund	$9,575,898	$—	$—	$18,787	$505,975	$102,932	$1,299,412	$10,491,054
VALIC Co. I Broad Cap Value Income Fund	9,817,862	—	—	19,508	809,077	173,191	856,404	10,057,888
VALIC Co. I Capital Conservation Fund	14,886,761	—	—	2,181,893	840,899	9,137	87,810	16,324,702
VALIC Co. I Dividend Value Fund	9,904,681	—	—	19,085	1,292,592	48,184	967,857	9,647,215
VALIC Co. I Emerging Economies Fund	3,232,313	—	—	5,980	657,669	114,270	406,733	3,101,627
VALIC Co. I Foreign Value Fund	9,203,786	—	—	17,874	1,161,843	(70,943)	343,232	8,332,106
VALIC Co. I Global Real Estate Fund	2,000,544	—	—	3,986	105,112	(1,982)	111,932	2,009,368
VALIC Co. I Government Securities Fund	7,977,773	—	—	565,948	420,450	(2,527)	(13,315)	8,107,429
VALIC Co. I Growth & Income Fund	4,198,136	—	—	7,974	210,225	60,528	355,677	4,412,090
VALIC Co. I Growth Fund	10,833,584	—	—	20,357	942,047	127,885	1,148,985	11,188,764
VALIC Co. I Inflation Protected Fund	2,970,572	—	—	755,980	157,669	192	34,981	3,604,056
VALIC Co. I International Equities Fund	5,159,905	—	—	9,968	262,781	12,000	376,124	5,295,216
VALIC Co. I International Government Bond Fund	1,078,287	—	—	1,993	52,556	(230)	23,885	1,051,379
VALIC Co. I International Growth Fund	9,602,010	—	—	17,875	2,161,843	43,383	762,174	8,263,599
VALIC Co. I Large Cap Core Fund	8,388,747	—	—	15,947	820,450	(180,024)	895,626	8,299,846
VALIC Co. I Large Capital Growth Fund	8,441,878	—	—	15,947	720,450	(7,936)	798,091	8,527,530
VALIC Co. I Mid Cap Index Fund	4,156,906	—	—	7,973	210,225	30,700	416,534	4,401,888
VALIC Co. I Stock Index Fund	30,276,639	—	—	59,800	1,576,686	321,867	2,825,661	31,907,281
VALIC Co. I Value Fund	9,852,980	—	—	19,934	525,562	145,363	705,834	10,198,549
VALIC Co. II Capital Appreciation Fund	7,269,350	—	—	13,953	367,893	97,035	559,128	7,571,573
VALIC Co. II Core Bond Fund	14,713,271	—	—	27,908	735,787	28,559	156,470	14,190,421
VALIC Co. II High Yield Bond Fund	2,958,227	—	—	5,980	157,669	3,897	64,231	2,874,666
VALIC Co. II International Opportunities Fund	—	—	—	2,000,132	22,326	16	5,097	1,982,919
VALIC Co. II Mid Cap Growth Fund	2,128,050	—	—	3,987	105,112	8,404	240,282	2,275,611
VALIC Co. II Mid Cap Value Fund	1,894,581	—	—	3,986	105,112	(18,342)	208,198	1,983,311

267

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Security	Value at 05/31/2017	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value 11/30/2017
VALIC Co. II Small Cap Growth Fund	$4,294,684	$—	$—	$7,973	$810,225	$56,074	$737,894	$4,286,400
VALIC Co. II Small Cap Value Fund	3,522,405	—	—	507,973	210,225	(34,249)	440,913	4,226,817
VALIC Co. II Strategic Bond Fund	5,028,676	—	—	9,967	512,781	(10,141)	116,394	4,632,115

	$203,368,506	$—	$—	$6,348,668	$16,461,241	$1,057,243	$14,932,244	$209,245,420

Stock Index Fund

Security	Value at 05/31/2017	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 11/30/2017
American International Group, Inc.
Common Stock	$12,657,025	$63,653	$—	$305,426	$921,077	$437,202	$(1,112,139)	$11,366,437

During the six months ended November 30, 2017, the following Funds incurred brokerage commissions with brokers which are affiliates of a sub-advisor:

Affiliated Broker	Global Real Estate Fund	Growth Fund	International Growth Fund	Small-Mid Growth Fund
Morgan Stanley & Co	$11,734	$—	$—	$1,026
Nomura Securities	—	150	951	—
Wells Fargo Securities, LLC	—	—	—	60

Note 4 — Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended November 30, 2017 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Asset Allocation	$63,610,081	$48,264,833	$—	$—
Blue Chip Growth	94,785,323	140,803,136	—	—
Broad Cap Value Income	7,198,851	9,300,114	—	—
Capital Conservation	51,370,871	40,109,781	29,569,851	20,841,019
Core Equity	77,845,020	82,830,699	—	—
Dividend Value	268,952,591	347,320,278	—	—
Dynamic Allocation	6,348,665	16,461,237	9,016,290	8,617,051
Emerging Economies	186,580,010	207,905,003	—	—
Foreign Value	110,671,989	132,183,491	3,294,936	3,295,000
Global Real Estate	84,549,511	96,704,954	—	—
Global Social Awareness	20,747	5,872,224	—	—
Global Strategy	53,418,663	75,726,611	1,899,963	1,900,000
Government Securities	2,884,262	2,988,423	1,006,758	7,708,088
Growth	362,048,814	323,062,499	—	—
Growth & Income	19,837,833	23,055,903	—	—
Health Sciences	150,904,088	176,251,929	—	—
Inflation Protected	49,638,357	33,662,975	40,850,576	40,021,875
International Equities Index	335,566,387	116,975,225	—	—
International Government Bond	92,353,674	89,357,028	11,327,234	3,618,110
International Growth	78,010,364	91,069,882	—	—
Large Cap Core	42,177,180	44,080,809	—	—
Large Capital Growth	47,896,465	54,391,650	—	—
Mid Cap Index	272,371,915	237,893,762	—	—
Mid Cap Strategic Growth	58,157,218	68,196,743	—	—
Nasdaq-100® Index	5,306,054	4,692,921	—	—
Science & Technology	444,388,229	486,738,108	—	—

268

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Small Cap Aggressive Growth	$47,525,317	$47,695,652	$—	$—
Small Cap	43,200,348	53,610,734	—	—
Small Cap Index	202,908,747	102,138,836	—	—
Small Cap Special Values	53,651,300	55,418,377	—	—
Small-Mid Growth	33,096,687	35,686,613	—	—
Stock Index	76,224,234	155,876,172	—	—
Value	6,745,705	12,841,321	—	—

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddles, investments in partnerships, corporate actions and derivative transactions.

The information in the following table is presented on the basis of cost for federal income tax purposes at November 30, 2017.

Fund	Identified Cost of Investments Owned@	Gross Unrealized Appreciation@	Gross Unrealized Depreciation@	Net Unrealized Appreciation (Depreciation)@
Asset Allocation	$161,185,022	$16,999,888	$(4,669,763)	$12,330,125
Blue Chip Growth	408,302,647	328,081,010	(4,491,083)	323,589,927
Broad Cap Value Income	47,010,230	16,834,334	(2,160,004)	14,674,330
Capital Conservation	264,760,618	3,098,613	(2,294,978)	803,635
Core Equity	202,385,202	62,944,131	(2,192,937)	60,751,194
Dividend Value	703,754,693	116,406,459	(14,758,240)	101,648,219
Dynamic Allocation	238,485,200	29,331,714	(3,235,527)	26,096,187
Emerging Economies	610,297,961	216,473,604	(19,975,128)	196,498,476
Foreign Value	821,942,569	148,498,516	(63,420,967)	85,077,549
Global Real Estate	368,637,768	40,772,308	(21,814,526)	18,957,782
Global Social Awareness	352,740,867	114,534,260	(23,880,877)	90,653,383
Global Strategy	352,660,264	68,379,729	(15,077,059)	53,302,670
Government Money Market I	323,129,007	—	—	—
Government Securities	132,484,514	2,146,870	(1,669,962)	476,908
Growth	917,062,918	272,869,985	(12,527,293)	260,342,692
Growth & Income	95,942,557	35,340,050	(2,316,319)	33,023,731
Health Sciences	618,155,796	204,203,749	(37,267,423)	166,936,326
Inflation Protected	623,030,495	19,407,877	(7,535,549)	11,872,328
International Equities Index	1,295,696,887	206,903,259	(97,424,905)	109,478,354
International Government Bond*	190,069,665	6,188,394	(4,308,911)	1,879,483
International Growth	373,769,006	104,282,447	(10,519,487)	93,762,960
Large Cap Core	141,823,013	40,604,465	(3,155,043)	37,449,422
Large Capital Growth	322,994,112	119,309,586	(4,720,808)	114,588,778
Mid Cap Index	2,624,355,643	1,257,178,042	(191,311,864)	1,065,866,178
Mid Cap Strategic Growth	218,103,604	68,488,411	(3,102,730)	65,385,681
Nasdaq-100® Index	193,461,511	242,763,461	(4,878,975)	237,884,486
Science & Technology	1,002,384,112	313,443,098	(21,776,038)	291,667,060
Small Cap Aggressive Growth	111,622,342	33,123,497	(2,447,265)	30,676,232
Small Cap	296,533,807	64,141,377	(14,468,137)	49,673,240
Small Cap Index	1,002,874,742	482,685,547	(96,330,420)	386,355,127
Small Cap Special Values	288,408,166	64,021,323	(14,624,592)	49,396,731
Small-Mid Growth	98,214,272	24,205,196	(2,289,299)	21,915,897
Stock Index	2,311,287,531	2,624,863,678	(119,908,163)	2,504,955,515
Value	82,842,320	35,253,657	(4,299,495)	30,954,162

@	Includes amounts for derivatives.
*	The tax adjustments for International Government Bond Fund are for the 12 months ended September 30, 2017

269

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

The tax basis distributable earnings at May 31, 2017 and the tax character of distributions paid during the year ended May 31, 2017 were as follows:

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2017
Fund	Ordinary Income	Long- Term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Asset Allocation	$5,200,952	$4,139,748	$3,352,638	$3,749,061	$—
Blue Chip Growth	464,379	44,264,812	271,983,673	—	61,428,180
Broad Cap Value Income	1,311,931	3,587,503	12,813,035	874,094	1,709,105
Capital Conservation	5,533,689	—	2,448,606	4,839,811	221,801
Core Equity	2,805,519	18,933,095	48,594,377	2,640,815	8,018,311
Dividend Value	17,733,293	27,534,288	105,928,870	14,380,753	62,126,737
Dynamic Allocation	6,981,384	5,873,893	7,127,198	4,599,119	1,781,175
Emerging Economies	12,115,508	(172,299,808)	122,165,174	10,536,617	—
Foreign Value	17,026,333	(37,226,393)	58,612,164	16,256,905	—
Global Real Estate	16,353,390	2,229,561	4,993,013	17,674,291	21,783,749
Global Social Awareness	7,069,521	(37,337,797)	57,027,011	6,885,357	—
Global Strategy	38,334	5,241,605	40,220,815	3,949,653	7,816,643
Government Money Market I	12,915	5	—	268,820	—
Government Securities	3,355,071	(2,214,266)	2,211,534	3,446,180	—
Growth	16,825,051	32,227,389	173,934,033	7,513,594	63,915,770
Growth & Income	1,458,895	4,140,612	25,508,592	1,374,711	3,584,783
Health Sciences	—	88,495,403	111,489,409	10,754,522	69,401,910
Inflation Protected	12,914,381	4,308,281	12,028,644	1,518,378	681,710
International Equities Index	26,719,071	(127,891,228)	44,784,067	26,884,852	—
International Government Bond*	1,876,878	(220,402)	2,263,637	—	—
International Growth	5,686,801	6,729,054	69,835,766	6,105,866	—
Large Cap Core	1,779,731	8,879,021	28,605,212	1,531,285	11,933,336
Large Capital Growth	4,066,557	20,050,151	90,135,882	2,819,369	12,909,541
Mid Cap Index	47,986,438	203,935,604	864,795,962	40,127,114	274,781,465
Mid Cap Strategic Growth	2,479,175	10,687,059	47,631,444	—	16,552,587
Nasdaq-100® Index	2,953,557	19,144,321	203,189,679	2,785,946	15,668,894
Science & Technology	48,763,832	63,121,184	235,336,990	—	75,551,571
Small Cap Aggressive Growth	—	3,794,440	16,646,703	—	4,966,733
Small Cap	8,155,637	41,766,359	30,083,306	1,169,737	23,882,426
Small Cap Index	15,724,664	63,465,241	287,508,896	13,971,762	59,977,899
Small Cap Special Values	7,353,760	20,457,809	25,375,817	2,881,769	18,510,911
Small-Mid Growth	—	4,235,032	14,819,091	—	5,263,258
Stock Index	83,554,506	167,497,292	2,160,201,758	68,427,662	196,209,124
Value	1,701,685	(21,972,354)	26,676,745	1,894,530	—

*	The Distributable Earnings for International Government Bond Fund are for the tax period ended September 30, 2017.
@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of May 31, 2017, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward	Unlimited
Fund	2018	ST	LT
Asset Allocation	$—	$—	$—
Blue Chip Growth	—	—	—
Broad Cap Value Income	—	—	—
Capital Conservation	—	—	—
Core Equity	—	—	—
Dividend Value	—	—	—
Dynamic Allocation	—	—	—
Emerging Economies	71,874,688	81,195,811	19,229,309
Foreign Value	18,699,216	—	18,527,177
Global Real Estate	—	—	—

270

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Capital Loss Carryforward	Unlimited
Fund	2018	ST	LT
Global Social Awareness	$37,337,797	$—	$—
Global Strategy	—	—	—
Government Money Market I	—	—	—
Government Securities	—	968,875	1,245,391
Growth	—	—	—
Growth & Income	—	—	—
Health Sciences	—	—	—
Inflation Protected	—	—	—
International Equities Index	124,862,188	1,242,831	1,786,209
International Government Bond*	—	—	—
International Growth	—	—	—
Large Cap Core	—	—	—
Large Capital Growth	—	—	—
Mid Cap Index	—	—	—
Mid Cap Strategic Growth	—	—	—
Nasdaq-100® Index	—	—	—
Science & Technology	—	—	—
Small Cap Aggressive Growth	—	—	—
Small Cap	—	—	—
Small Cap Index	—	—	—
Small Cap Special Values	—	—	—
Small-Mid Growth	—	—	—
Stock Index	—	—	—
Value	21,972,354	—	—

*	The capital loss carryforward is for the tax period ended September 30, 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, a fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the year ended May 31, 2017, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Asset Allocation	$—	$—	$—
Blue Chip Growth	—	—	—
Broad Cap Value Income	—	—	—
Capital Conservation	—	628,373	310,575
Core Equity	115	—	—
Dividend Value	—	—	—
Dynamic Allocation	—	—	—
Emerging Economies	110,661	—	—
Foreign Value	—	—	690,050
Global Real Estate	—	1,065,769	3,762,536
Global Social Awareness	—	—	—
Global Strategy	2,273,712	135,978	—
Government Money Market I	—	—	—
Government Securities	—	202,134	323,655
Growth	54,404	—	—
Growth & Income	—	—	—
Health Sciences	565,624	—	—
Inflation Protected	5,275,321	—	—
International Equities Index	—	—	—

271

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
International Government Bond	$1,784,114	$—	$—
International Growth	—	1,905,873	—
Large Cap Core	99	—	—
Large Capital Growth	—	—	—
Mid Cap Index	—	—	—
Mid Cap Strategic Growth	—	—	—
Nasdaq-100® Index	—	—	—
Science & Technology	296,206	—	—
Small Cap Aggressive Growth	42,055	—	—
Small Cap	65	—	—
Small Cap Index	—	—	—
Small Cap Special Values	—	—	—
Small-Mid Growth	96,409	—	—
Stock Index	—	—	—
Value	—	—	—

*	The deferred late ordinary losses and deferred post October capital losses are for the tax period ended September 30, 2017.

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Asset Allocation				Blue Chip Growth
	For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017		For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	338,124	$3,864,400	639,514	$6,939,594	441,137	$8,045,547	787,112	$12,719,087
Reinvested dividends	—	—	343,321	3,749,061	—	—	3,917,614	61,428,180
Shares redeemed	(758,716)	(8,672,888)	(2,102,413)	(22,514,906)	(2,960,204)	(55,388,490)	(5,157,961)	(82,945,418)

Net increase (decrease)	(420,592)	$(4,808,488)	(1,119,578)	$(11,826,251)	(2,519,067)	$(47,342,943)	(453,235)	$(8,798,151)

	Broad Cap Value Income				Capital Conservation
	For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017		For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	140,330	$2,299,949	289,996	$4,313,629	2,322,487	$23,035,427	6,288,851	$61,842,904
Reinvested dividends	—	—	167,523	2,583,199	—	—	523,976	5,061,612
Shares redeemed	(257,287)	(4,215,650)	(959,167)	(14,311,073)	(1,421,764)	(14,090,233)	(6,662,495)	(66,604,919)

Net increase (decrease)	(116,957)	$(1,915,701)	(501,648)	$(7,414,245)	900,723	$8,945,194	150,332	$299,597

	Core Equity				Dividend Value
	For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017		For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	30,132	$692,265	62,835	$1,343,781	4,402,132	$56,616,911	14,869,050	$178,495,306
Reinvested dividends	—	—	494,623	10,659,126	—	—	6,494,694	76,507,490
Shares redeemed	(540,213)	(12,414,152)	(1,305,438)	(27,159,224)	(12,037,002)	(151,162,552)	(5,208,927)	(63,666,729)

Net increase (decrease)	(510,081)	$(11,721,887)	(747,980)	$(15,156,317)	(7,634,870)	$(94,545,641)	16,154,817	$191,336,067

	Dynamic Allocation				Emerging Economies
	For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017		For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	104,785	$1,266,048	323,258	$3,584,678	4,005,861	$36,496,172	25,277,464	$174,874,589
Reinvested dividends	—	—	568,147	6,380,294	—	—	1,423,867	10,536,617
Shares redeemed	(1,105,878)	(13,515,641)	(2,812,860)	(31,443,808)	(6,492,362)	(56,020,615)	(20,987,633)	(151,987,453)

Net increase (decrease)	(1,001,093)	$(12,249,593)	(1,921,455)	$(21,478,836)	(2,486,501)	$(19,524,443)	5,713,698	$33,423,753

272

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Foreign Value				Global Real Estate
	For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017		For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,260,534	$24,328,794	1,282,458	$12,183,333	982,585	$7,637,939	5,201,772	$42,336,412
Reinvested dividends	—	—	1,624,066	16,256,905	—	—	5,375,755	39,458,040
Shares redeemed	(3,418,107)	(36,398,363)	(13,048,096)	(124,771,809)	(3,629,699)	(28,521,825)	(21,037,081)	(163,264,152)

Net increase (decrease)	(1,157,573)	$(12,069,569)	(10,141,572)	$(96,331,571)	(2,647,114)	$(20,883,886)	(10,459,554)	$(81,469,700)

	Global Social Awareness				Global Strategy
	For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017		For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	407,756	$10,069,290	2,237,905	$48,168,063	234,666	$2,791,966	774,030	$8,435,160
Reinvested dividends	—	—	306,288	6,885,357	—	—	1,040,344	11,766,296
Shares redeemed	(922,236)	(22,722,903)	(2,978,335)	(66,355,886)	(2,999,686)	(36,131,532)	(6,951,809)	(75,385,049)

Net increase (decrease)	(514,480)	$(12,653,613)	(434,142)	$(11,302,466)	(2,765,020)	$(33,339,566)	(5,137,435)	$(55,183,593)

	Government Money Market I				Government Securities
	For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017		For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	54,862,354	$54,862,354	86,386,929	$86,386,929	1,500,276	$15,942,825	4,554,912	$48,820,781
Reinvested dividends	818,322	818,322	268,820	268,820	—	—	329,778	3,446,180
Shares redeemed	(63,269,228)	(63,269,228)	(99,364,986)	(99,364,986)	(2,650,126)	(28,213,520)	(5,474,502)	(58,598,423)

Net increase (decrease)	(7,588,552)	$(7,588,552)	(12,709,237)	$(12,709,237)	(1,149,850)	$(12,270,695)	(589,812)	$(6,331,462)

	Growth				Growth & Income
	For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017		For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,741,309	$73,586,016	4,532,907	$64,529,429	370,996	$7,963,065	727,302	$14,311,561
Reinvested dividends	—	—	5,172,293	71,429,364	—	—	248,846	4,959,494
Shares redeemed	(2,091,588)	(32,777,803)	(13,484,332)	(187,031,644)	(534,782)	(11,465,147)	(1,330,276)	(25,799,812)

Net increase (decrease)	2,649,721	$40,808,213	(3,779,132)	$(51,072,851)	(163,786)	$(3,502,082)	(354,128)	$(6,528,757)

	Health Sciences				Inflation Protected
	For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017		For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	467,762	$9,752,269	836,086	$16,514,251	2,382,438	$26,583,859	19,083,511	$207,943,248
Reinvested dividends	—	—	4,337,469	80,156,432	—	—	201,843	2,200,088
Shares redeemed	(1,705,790)	(35,612,585)	(9,367,198)	(184,416,562)	(2,944,546)	(32,905,495)	(4,564,198)	(49,866,444)

Net increase (decrease)	(1,238,028)	$(25,860,316)	(4,193,643)	$(87,745,879)	(562,108)	$(6,321,636)	14,721,156	$160,276,892

	International Equities Index				International Government Bond
	For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017		For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	31,033,252	$227,169,273	26,997,085	$172,298,960	2,182,505	$26,085,622	3,810,570	$44,773,986
Reinvested dividends	—	—	4,187,672	26,884,852	—	—	—	—
Shares redeemed	(5,419,018)	(39,182,882)	(34,769,309)	(221,522,805)	(1,954,971)	(23,115,581)	(5,532,137)	(63,039,350)

Net increase (decrease)	25,614,234	$187,986,391	(3,584,552)	$(22,338,993)	227,534	$2,970,041	(1,721,567)	$(18,265,364)

273

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	International Growth				Large Cap Core
	For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017		For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	620,032	$8,614,898	1,349,887	$15,720,662	355,854	$4,147,242	1,619,279	$18,026,992
Reinvested dividends	—	—	517,446	6,105,866	—	—	1,244,420	13,464,621
Shares redeemed	(1,788,808)	(24,437,067)	(12,970,367)	(151,048,146)	(962,505)	(11,369,632)	(2,983,363)	(32,935,133)

Net increase (decrease)	(1,168,776)	$(15,822,169)	(11,103,034)	$(129,221,618)	(606,651)	$(7,222,390)	(119,664)	$(1,443,520)

	Large Capital Growth				Mid Cap Index
	For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017		For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	173,900	$2,436,816	288,450	$3,595,327	1,515,622	$41,016,195	6,511,352	$176,473,522
Reinvested dividends	—	—	1,248,326	15,728,910	—	—	11,928,355	314,908,579
Shares redeemed	(1,329,077)	(18,732,203)	(3,296,178)	(41,670,605)	(8,696,433)	(239,517,773)	(9,847,402)	(258,629,075)

Net increase (decrease)	(1,155,177)	$(16,295,387)	(1,759,402)	$(22,346,368)	(7,180,811)	$(198,501,578)	8,592,305	$232,753,026

	Mid Cap Strategic Growth				Nasdaq-100® Index
	For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017		For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	165,536	$2,444,085	442,064	$5,843,559	1,323,315	$16,540,140	3,207,472	$35,346,657
Reinvested dividends	—	—	1,259,710	16,552,587	—	—	1,680,769	18,454,840
Shares redeemed	(774,188)	(11,242,844)	(2,774,761)	(36,347,512)	(1,515,378)	(19,018,777)	(4,493,576)	(47,652,670)

Net increase (decrease)	(608,652)	$(8,798,759)	(1,072,987)	$(13,951,366)	(192,063)	$(2,478,637)	394,665	$6,148,827

	Science & Technology				Small Cap Aggressive Growth
	For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017		For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	653,215	$18,555,787	899,289	$21,234,601	443,725	$6,101,241	1,102,152	$12,376,396
Reinvested dividends	—	—	3,263,567	75,551,571	—	—	428,536	4,966,733
Shares redeemed	(1,546,603)	(42,583,468)	(4,395,711)	(101,003,978)	(435,941)	(5,851,012)	(2,439,323)	(27,455,623)

Net increase (decrease)	(893,388)	$(24,027,681)	(232,855)	$(4,217,806)	7,784	$250,229	(908,635)	$(10,112,494)

	Small Cap				Small Cap Index
	For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017		For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	129,427	$1,560,698	494,865	$5,623,704	1,991,968	$41,926,634	6,466,617	$129,013,439
Reinvested dividends	—	—	2,154,098	25,052,163	—	—	3,610,823	73,949,661
Shares redeemed	(1,813,294)	(21,938,474)	(3,264,726)	(37,732,505)	(4,788,143)	(102,318,077)	(5,916,273)	(115,863,049)

Net increase (decrease)	(1,683,867)	$(20,377,776)	(615,763)	$(7,056,638)	(2,796,175)	$(60,391,443)	4,161,167	$87,100,051

	Small Cap Special Values				Small-Mid Growth
	For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017		For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,886,939	$25,292,202	3,577,535	$47,897,609	233,133	$2,971,021	148,590	$1,710,150
Reinvested dividends	—	—	1,576,469	21,392,680	—	—	464,952	5,263,258
Shares redeemed	(1,345,126)	(18,390,993)	(3,532,424)	(46,333,791)	(576,248)	(7,338,874)	(1,431,201)	(16,201,111)

Net increase (decrease)	541,813	$6,901,209	1,621,580	$22,956,498	(343,115)	$(4,367,853)	(817,659)	$(9,227,703)

274

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Stock Index				Value
	For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017		For the six months ended November 30, 2017 (unaudited)		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,036,864	$77,644,067	5,640,604	$200,316,711	135,508	$2,272,615	348,690	$5,408,947
Reinvested dividends	—	—	7,556,733	264,636,786	—	—	115,309	1,894,530
Shares redeemed	(7,200,325)	(274,360,682)	(13,120,318)	(456,589,020)	(473,401)	(8,115,929)	(1,065,469)	(16,841,793)

Net increase (decrease)	(5,163,461)	$(196,716,615)	77,019	$8,364,477	(337,893)	$(5,843,314)	(601,470)	$(9,538,316)

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Funds have been reduced. For the six months ended November 30, 2017, the amount of expense reductions received by each Fund used to offset non-affiliated expenses is reflected as Fees paid indirectly in the Statement of Operations.

Note 8 — Investment Concentration

Certain Funds invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Emerging Economies Fund, the Foreign Value Fund, the Global Real Estate Fund, the Global Strategy Fund, the International Equities Index Fund, the International Government Bond Fund and the International Growth Fund.

Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Capital Conservation Fund, the Government Money Market I Fund and the Government Securities Fund’s concentration in such investments, these funds may be subject to risks associated with the U.S. Government agencies or instrumentalities.

The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely affect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

The Nasdaq-100® Index Fund and Science & Technology Fund invest primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A fund that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of its investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.

The Global Real Estate Fund invests primarily in the real estate industry. A fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

Note 9 — Line of Credit

The Series, along with certain other funds managed by the Adviser, has access to a $85 million committed unsecured line of credit and a $40 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Series’ custodian. Interest is currently payable under the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Series, on behalf of each of the Funds, has paid State Street for its own account, such Fund’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted lines

275

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

of credit made available by State Street to the Series and certain other funds managed by the Adviser, which are also party to the uncommitted lines of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. For the six months ended November 30, 2017, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Core Equity	21	$221	$152,317	2.48%
Emerging Economies	1	152	2,207,282	2.48%
Global Strategy	1	1,585	22,989,011	2.48%
International Government Bond	28	1,853	960,691	2.48%
International Growth	20	602	436,122	2.48%
Large Capital Growth	5	126	363,775	2.51%
Mid Cap Strategic Growth	6	47	114,631	2.48%
Small Cap	20	156	114,025	2.47%
Small Cap Index	1	3,293	47,764,905	2.48%
Stock Index	5	1,266	3,666,971	2.49%

As of November 30, 2017, there were no outstanding borrowings.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the six months ended November 30, 2017, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended November 30, 2017, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)
Blue Chip Growth	$395,886	$—	$—
Growth	8,897,515	4,291,582	465,234
International Growth	34,239	40,118	8,142
Large Capital Growth	—	774,464	(62,267)
Science & Technology	384,530	—	—
Small Cap	50,440	190,468	(112,520)

276

VALIC Company I

FINANCIAL HIGHLIGHTS

	Asset Allocation Fund							Blue Chip Growth Fund
	Six Months Ended November 30, 2017#		Year Ended May 31,					Six Months Ended November 30, 2017#		Year Ended May 31,
			2017	2016	2015	2014	2013			2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$11.00		$10.39	$12.38	$12.67	$12.20	$10.89	$17.27		$15.48	$17.96	$17.12	$14.19	$11.63

Income (loss) from investment operations:
Net investment income (loss)(d)	0.07		0.16	0.23	0.23	0.25	0.21	(0.00)		0.01	(0.02)	(0.02)	(0.02)	0.03
Net realized and unrealized gain (loss) on investments and foreign currencies	0.86		0.71	(0.66)	0.53	1.17	1.39	2.59		3.46	(0.24)	2.62	3.66	2.54

Total income (loss) from investment operations	0.93		0.87	(0.43)	0.76	1.42	1.60	2.59		3.47	(0.26)	2.60	3.64	2.57

Distributions from:
Net investment income	–		(0.26)	(0.24)	(0.27)	(0.23)	(0.24)	–		–	–	–	(0.03)	(0.01)
Net realized gain on securities	–		–	(1.32)	(0.78)	(0.72)	(0.05)	–		(1.68)	(2.22)	(1.76)	(0.68)	–

Total distributions	–		(0.26)	(1.56)	(1.05)	(0.95)	(0.29)	–		(1.68)	(2.22)	(1.76)	(0.71)	(0.01)

Net asset value at end of period	$11.93		$11.00	$10.39	$12.38	$12.67	$12.20	$19.86		$17.27	$15.48	$17.96	$17.12	$14.19

TOTAL RETURN(a)	8.45%		8.35%	(2.16)%	6.24%	12.04%	14.93%	15.00%		23.49%	0.17%	15.61%	25.69%	22.08%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.70	%@	0.70%	0.70%	0.68%	0.69%	0.75%	0.83	%@	0.84%	0.84%	0.83%	0.84%	0.85%
Ratio of expenses to average net assets(c)	0.70	%@	0.70%	0.70%	0.68%	0.69%	0.75%	0.83	%@	0.84%	0.84%	0.83%	0.84%	0.86%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	–	0.00%	0.00%	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.31	%@	1.51%	2.00%	1.81%	1.96%	1.79%	(0.03	%)@	0.06%	(0.09)%	(0.12)%	(0.10)%	0.21%
Ratio of net investment income (loss) to average net assets(c)	1.31	%@	1.51%	2.00%	1.81%	1.96%	1.79%	(0.03	%)@	0.06%	(0.09)%	(0.12)%	(0.10)%	0.20%
Portfolio turnover rate	33%		161%	102%	131%	99%	119%	13%		27%	30%	30%	34%	32%
Number of shares outstanding at end of period (000’s)	14,284		14,705	15,824	14,473	13,917	13,421	36,824		39,343	39,796	36,354	35,957	34,888
Net assets at end of period (000’s)	$170,418		$161,767	$164,358	$179,126	$176,344	$163,788	$731,392		$679,516	$615,927	$652,819	$615,447	$495,226

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

277

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Broad Cap Value Income Fund							Capital Conservation Fund
	Six Months Ended November 30, 2017#		Year Ended May 31,					Six Months Ended November 30, 2017#		Year Ended May 31,
			2017	2016	2015	2014	2013			2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$15.64		$13.97	$16.03	$15.19	$13.02	$10.02	$9.85		$9.95	$9.92	$9.84	$10.01	$10.11

Income (loss) from investment operations:
Net investment income (loss)(d)	0.10		0.24	0.22	0.21	0.31	0.22	0.10		0.18	0.18	0.17	0.19	0.18
Net realized and unrealized gain (loss) on investments and foreign currencies	1.61		2.16	(1.11)	1.38	2.06	2.85	(0.04)		(0.04)	0.06	0.10	0.07	(0.05)

Total income (loss) from investment operations	1.71		2.40	(0.89)	1.59	2.37	3.07	0.06		0.14	0.24	0.27	0.26	0.13

Distributions from:
Net investment income	–		(0.24)	(0.21)	(0.26)	(0.20)	(0.07)	–		(0.23)	(0.19)	(0.19)	(0.29)	(0.23)
Net realized gain on securities	–		(0.49)	(0.96)	(0.49)	–	–	–		(0.01)	(0.02)	–	(0.14)	–

Total distributions	–		(0.73)	(1.17)	(0.75)	(0.20)	(0.07)	–		(0.24)	(0.21)	(0.19)	(0.43)	(0.23)

Net asset value at end of period	$17.35		$15.64	$13.97	$16.03	$15.19	$13.02	$9.91		$9.85	$9.95	$9.92	$9.84	$10.01

TOTAL RETURN(a)	10.93%		17.25%	(4.47)%	10.70%	18.24%	30.82%	0.61%		1.45%	2.47%	2.76%	2.73%	1.28%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85	%@	0.85%	0.85%	0.85%	0.85%	0.85%	0.64	%@	0.64%	0.64%	0.63%	0.64%	0.66%
Ratio of expenses to average net assets(c)	0.94	%@	0.92%	0.92%	0.92%	0.95%	1.01%	0.64	%@	0.64%	0.64%	0.63%	0.64%	0.66%
Ratio of expense reductions to average net assets	0.00	%@	0.01%	0.00%	0.00%	0.01%	0.01%	–	@	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.26	%@	1.57%	1.49%	1.33%	2.14%	1.96%	1.93	%@	1.84%	1.77%	1.72%	1.95%	1.73%
Ratio of net investment income (loss) to average net assets(c)	1.17	%@	1.49%	1.42%	1.26%	2.04%	1.80%	1.93	%@	1.84%	1.77%	1.72%	1.95%	1.73%
Portfolio turnover rate	12%		20%	26%	23%	27%	34%	27%		56%	71%	193%	129%	149%
Number of shares outstanding at end of period (000’s)	3,486		3,603	4,104	3,906	3,533	3,217	24,767		23,866	23,716	25,822	19,965	22,968
Net assets at end of period (000’s)	$60,473		$56,339	$57,330	$62,619	$53,675	$41,901	$245,437		$235,063	$236,062	$256,043	$196,550	$230,018

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

278

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Core Equity Fund							Dividend Value Fund
	Six Months Ended November 30, 2017#		Year Ended May 31,					Six Months Ended November 30, 2017#		Year Ended May 31,
			2017	2016	2015	2014	2013			2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$21.92		$19.51	$20.38	$18.63	$15.61	$12.27	$12.09		$11.54	$13.23	$13.23	$11.62	$9.33

Income (loss) from investment operations:
Net investment income (loss)(d)	0.14		0.25	0.21	0.19	0.16	0.19	0.14		0.25	0.31	0.28	0.28	0.27
Net realized and unrealized gain (loss) on investments and foreign currencies	2.74		3.14	(0.87)	1.74	3.07	3.36	1.19		1.62	(0.24)	0.85	1.59	2.17

Total income (loss) from investment operations	2.88		3.39	(0.66)	1.93	3.23	3.55	1.33		1.87	0.07	1.13	1.87	2.44

Distributions from:
Net investment income	–		(0.24)	(0.21)	(0.18)	(0.21)	(0.21)	–		(0.25)	(0.32)	(0.28)	(0.26)	(0.15)
Net realized gain on securities	–		(0.74)	–	–	–	–	–		(1.07)	(1.44)	(0.85)	–	–

Total distributions	–		(0.98)	(0.21)	(0.18)	(0.21)	(0.21)	–		(1.32)	(1.76)	(1.13)	(0.26)	(0.15)

Net asset value at end of period	$24.80		$21.92	$19.51	$20.38	$18.63	$15.61	$13.42		$12.09	$11.54	$13.23	$13.23	$11.62

TOTAL RETURN(a)	13.14%		17.48%	(3.07)%	10.41%	20.78%	29.19%	11.00%		16.51%	2.20%	8.69%	16.22%	26.34%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.79	%@	0.80%	0.80%	0.80%	0.80%	0.80%	0.82	%@	0.82%	0.82%	0.82%	0.82%	0.82%
Ratio of expenses to average net assets(c)	0.92	%@	0.92%	0.92%	0.92%	0.93%	0.95%	0.82	%@	0.83%	0.83%	0.82%	0.83%	0.86%
Ratio of expense reductions to average net assets	–	@	0.00%	0.00%	0.00%	0.00%	0.00%	–	@	–	–	–	0.00%	–
Ratio of net investment income (loss) to average net assets(b)	1.21	%@	1.19%	1.11%	0.94%	0.95%	1.38%	2.20	%@	2.13%	2.55%	2.06%	2.20%	2.62%
Ratio of net investment income (loss) to average net assets(c)	1.08	%@	1.06%	0.99%	0.82%	0.82%	1.23%	2.20	%@	2.12%	2.54%	2.05%	2.19%	2.58%
Portfolio turnover rate	32%		36%	41%	40%	39%	72%	36%		41%	45%	35%	37%	27%
Number of shares outstanding at end of period (000’s)	10,513		11,023	11,771	13,047	14,433	15,531	59,247		66,882	50,727	48,504	46,936	48,835
Net assets at end of period (000’s)	$260,710		$241,647	$229,637	$265,955	$268,866	$242,367	$795,373		$808,699	$585,505	$641,719	$621,033	$567,499

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

279

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Dynamic Allocation Fund								Emerging Economies Fund
	Six Months Ended November 30, 2017#		Year Ended May 31,				December 19, 2012* to May 31, 2013		Six Months Ended November 30, 2017#		Year Ended May 31,
			2017	2016	2015	2014					2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$11.74		$10.76	$12.04	$11.93	$10.87	$10.00		$7.94		$6.18	$7.84	$8.12	$8.09	$7.09

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00		0.15	0.17	0.16	0.18	(0.00)		0.10		0.13	0.13	0.18	0.17	0.13
Net realized and unrealized gain (loss) on investments and foreign currencies	1.10		1.13	(0.79)	0.32	0.92	0.87		1.19		1.74	(1.61)	(0.30)	(0.02)	0.92

Total income (loss) from investment operations	1.10		1.28	(0.62)	0.48	1.10	0.87		1.29		1.87	(1.48)	(0.12)	0.15	1.05

Distributions from:
Net investment income	–		(0.22)	(0.22)	(0.17)	–	–		–		(0.11)	(0.18)	(0.16)	(0.12)	(0.05)
Net realized gain on securities	–		(0.08)	(0.44)	(0.20)	(0.04)	–		–		–	–	–	–	–

Total distributions	–		(0.30)	(0.66)	(0.37)	(0.04)	–		–		(0.11)	(0.18)	(0.16)	(0.12)	(0.05)

Net asset value at end of period	$12.84		$11.74	$10.76	$12.04	$11.93	$10.87		$9.23		$7.94	$6.18	$7.84	$8.12	$8.09

TOTAL RETURN(a)	9.37%		11.98%	(4.70)%	4.04%	10.11%	8.70%		16.25%		30.41%	(18.60)%	(1.35)%	1.97%	14.79%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.31	%@	0.31%	0.32%	0.32%	0.32%	0.32	%@	0.93	%@	0.94%	0.97%	0.94%	0.95%	0.98%
Ratio of expenses to average net assets(c)	0.32	%@	0.32%	0.32%	0.32%	0.34%	0.63	%@	0.93	%@	0.94%	0.97%	0.94%	0.95%	0.98%
Ratio of expense reductions to average net assets	–	@	–	–	–	0.00%	–		0.00	%@	0.00%	0.00%	0.00%	–	0.00%
Ratio of net investment income (loss) to average net assets(b)	0.02	%@	1.30%	1.50%	1.33%	1.65%	(0.04	)%@	2.25	%@	1.85%	2.02%	2.23%	2.18%	1.71%
Ratio of net investment income (loss) to average net assets(c)	0.01	%@	1.30%	1.51%	1.33%	1.63%	(0.35	)%@	2.25	%@	1.85%	2.02%	2.23%	2.18%	1.71%
Portfolio turnover rate	6%		14%	20%	31%	9%	2%		25%		69%	64%	65%	55%	53%
Number of shares outstanding at end of period (000’s)	20,172		21,173	23,095	22,646	21,373	7,996		86,846		89,332	83,618	82,682	83,593	86,346
Net assets at end of period (000’s)	$259,097		$248,630	$248,446	$272,705	$255,001	$86,904		$801,483		$708,873	$517,011	$648,339	$678,406	$698,480

#	Unaudited
@	Annualized
*	Commencement of operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

280

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Foreign Value Fund							Global Real Estate Fund
	Six Months Ended November 30, 2017#		Year Ended May 31,					Six Months Ended November 30, 2017#		Year Ended May 31,
			2017	2016	2015	2014	2013			2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$10.54		$8.78	$10.44	$11.44	$9.61	$7.30	$7.63		$8.02	$8.60	$8.58	$8.95	$7.46

Income (loss) from investment operations:
Net investment income (loss)(d)	0.06		0.20	0.18	0.20	0.27	0.20	0.09		0.16	0.18	0.21	0.22	0.15
Net realized and unrealized gain (loss) on investments and foreign currencies	0.26		1.75	(1.64)	(0.94)	1.78	2.39	0.34		0.21	(0.14)	0.28	0.48	1.72

Total income (loss) from investment operations	0.32		1.95	(1.46)	(0.74)	2.05	2.59	0.43		0.37	0.04	0.49	0.70	1.87

Distributions from:
Net investment income	–		(0.19)	(0.20)	(0.26)	(0.22)	(0.28)	–		(0.34)	(0.26)	(0.23)	(0.49)	(0.13)
Net realized gain on securities	–		–	–	–	–	–	–		(0.42)	(0.36)	(0.24)	(0.58)	(0.25)

Total distributions	–		(0.19)	(0.20)	(0.26)	(0.22)	(0.28)	–		(0.76)	(0.62)	(0.47)	(1.07)	(0.38)

Net asset value at end of period	$10.86		$10.54	$8.78	$10.44	$11.44	$9.61	$8.06		$7.63	$8.02	$8.60	$8.58	$8.95

TOTAL RETURN(a)	3.04%		22.36%	(13.72)%	(6.23)%	21.39%	35.97%	5.64%		4.98%	1.53%	5.61%	8.76%	25.49%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.79	%@	0.80%	0.79%	0.79%	0.80%	0.83%	0.86	%@	0.85%	0.85%	0.85%	0.86%	0.89%
Ratio of expenses to average net assets(c)	0.79	%@	0.80%	0.79%	0.79%	0.80%	0.83%	0.86	%@	0.85%	0.85%	0.85%	0.86%	0.89%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.19	%@	2.04%	1.97%	1.90%	2.53%	2.33%	2.19	%@	2.04%	2.18%	2.46%	2.51%	1.79%
Ratio of net investment income (loss) to average net assets(c)	1.19	%@	2.04%	1.97%	1.90%	2.53%	2.33%	2.19	%@	2.04%	2.18%	2.46%	2.51%	1.79%
Portfolio turnover rate	13%		40%	21%	31%	27%	23%	22%		47%	71%	44%	41%	52%
Number of shares outstanding at end of period (000’s)	81,945		83,103	93,244	94,932	94,131	94,998	48,083		50,730	61,190	59,795	48,168	42,969
Net assets at end of period (000’s)	$889,918		$876,165	$818,993	$990,964	$1,077,192	$913,025	$387,721		$387,137	$490,714	$514,347	$413,082	$384,543

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

281

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Social Awareness Fund							Global Strategy Fund
	Six Months Ended November 30, 2017#		Year Ended May 31,					Six Months Ended November 30, 2017#		Year Ended May 31,
			2017	2016	2015	2014	2013			2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$23.78		$21.01	$22.11	$21.00	$17.38	$13.72	$11.63		$10.48	$13.58	$14.12	$12.66	$10.41

Income (loss) from investment operations:
Net investment income (loss)(d)	0.14		0.32	0.34	0.35	0.42	0.33	0.16		0.33	0.27	0.30	0.39	0.34
Net realized and unrealized gain (loss) on investments and foreign currencies	2.13		2.84	(1.02)	1.20	3.49	3.61	0.47		1.14	(1.80)	(0.03)	1.53	2.65

Total income (loss) from investment operations	2.27		3.16	(0.68)	1.55	3.91	3.94	0.63		1.47	(1.53)	0.27	1.92	2.99

Distributions from:
Net investment income	–		(0.39)	(0.42)	(0.44)	(0.29)	(0.28)	–		(0.10)	(0.72)	(0.37)	(0.46)	(0.74)
Net realized gain on securities	–		–	–	–	–	–	–		(0.22)	(0.85)	(0.44)	–	–

Total distributions	–		(0.39)	(0.42)	(0.44)	(0.29)	(0.28)	–		(0.32)	(1.57)	(0.81)	(0.46)	(0.74)

Net asset value at end of period	$26.05		$23.78	$21.01	$22.11	$21.00	$17.38	$12.26		$11.63	$10.48	$13.58	$14.12	$12.66

TOTAL RETURN(a)	9.55%		15.15%	(2.83)%	7.45%	22.60%	28.99%	5.42%		14.16%	(10.23)%	2.14%	15.32%	29.44%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.62	%@	0.62%	0.63%	0.62%	0.64%	0.68%	0.65	%@	0.66%	0.64%	0.64%	0.64%	0.67%
Ratio of expenses to average net assets(c)	0.62	%@	0.62%	0.63%	0.62%	0.64%	0.68%	0.65	%@	0.66%	0.64%	0.64%	0.64%	0.67%
Ratio of expense reductions to average net assets	–	@	–	–	–	0.00%	0.00%	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.14	%@	1.47%	1.65%	1.63%	2.18%	2.07%	2.58	%@	2.94%	2.26%	2.20%	2.90%	2.84%
Ratio of net investment income (loss) to average net assets(c)	1.14	%@	1.47%	1.65%	1.63%	2.18%	2.07%	2.58	%@	2.94%	2.26%	2.20%	2.90%	2.84%
Portfolio turnover rate	0%		23%	0%	88%	99%	101%	14%		35%	26%	28%	25%	23%
Number of shares outstanding at end of period (000’s)	17,000		17,515	17,949	19,139	20,949	17,295	33,305		36,070	41,208	37,891	39,108	36,722
Net assets at end of period (000’s)	$442,807		$416,564	$377,114	$423,242	$439,972	$300,545	$408,315		$419,325	$431,935	$514,564	$552,074	$465,060

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

282

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Government Money Market I Fund									Government Securities Fund
	Six Months Ended November 30, 2017#		Year Ended May 31,							Six Months Ended November 30, 2017#		Year Ended May 31,
			2017	2016		2015		2014	2013			2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$10.63		$10.85	$10.82	$10.73	$10.95	$11.34

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00		0.00	0.00		0.00		0.00	0.00	0.11		0.21	0.22	0.22	0.24	0.23
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.00)		0.00	0.00		0.00		–	0.00	(0.13)		(0.18)	0.08	0.11	(0.17)	(0.28)

Total income (loss) from investment operations	0.00		0.00	0.00		0.00		0.00	0.00	(0.02)		0.03	0.30	0.33	0.07	(0.05)

Distributions from:
Net investment income	(0.00)		(0.00)	(0.00)		(0.00)		(0.00)	(0.00)	–		(0.25)	(0.27)	(0.24)	(0.25)	(0.28)
Net realized gain on securities	–		–	–		–		–	–	–		–	–	–	(0.04)	(0.06)

Total distributions	(0.00)		(0.00)	(0.00)		(0.00)		(0.00)	(0.00)	–		(0.25)	(0.27)	(0.24)	(0.29)	(0.34)

Net asset value at end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$10.61		$10.63	$10.85	$10.82	$10.73	$10.95

TOTAL RETURN(a)	0.25%		0.08%	0.01	%(e)	0.01	%(e)	0.01%	0.01%	(0.19)%		0.35%	2.74%	3.07%	0.67%	(0.49)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.51	%@	0.45%	0.26%		0.14%		0.16%	0.21%	0.65	%@	0.64%	0.64%	0.64%	0.65%	0.66%
Ratio of expenses to average net assets(c)	0.51	%@	0.53%	0.51%		0.51%		0.51%	0.52%	0.65	%@	0.64%	0.64%	0.64%	0.65%	0.66%
Ratio of expense reductions to average net assets	–	@	–	–		–		–	–	–	@	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.49	%@	0.08%	0.01%		0.01%		0.01%	0.01%	2.05	%@	1.95%	2.02%	2.01%	2.19%	2.04%
Ratio of net investment income (loss) to average net assets(c)	0.49	%@	(0.00)%	(0.24)%		(0.36)%		(0.34)%	(0.30)%	2.05	%@	1.95%	2.02%	2.01%	2.19%	2.04%
Portfolio turnover rate	N/A		N/A	N/A		N/A		N/A	N/A	3%		15%	17%	7%	28%	64%
Number of shares outstanding at end of period (000’s)	323,192		330,780	343,490		343,881		367,402	378,729	12,539		13,689	14,278	14,967	15,115	12,492
Net assets at end of period (000’s)	$323,194		$330,783	$343,490		$343,363		$366,768	$378,086	$132,982		$145,460	$154,987	$161,977	$162,121	$136,786

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.

See Notes to Financial Statements

283

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Growth Fund							Growth & Income Fund
	Six Months Ended November 30, 2017#		Year Ended May 31,					Six Months Ended November 30, 2017#		Year Ended May 31,
			2017	2016	2015	2014	2013			2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$15.00		$13.47	$16.40	$16.76	$13.93	$11.67	$20.70		$18.44	$19.70	$17.74	$14.78	$12.03

Income (loss) from investment operations:
Net investment income (loss)(d)	0.03		0.10	0.12	0.10	0.10	0.12	0.10		0.20	0.20	0.20	0.18	0.13
Net realized and unrealized gain (loss) on investments and foreign currencies	1.79		2.56	(0.52)	1.67	2.87	2.23	2.01		2.94	(0.34)	1.94	2.91	2.74

Total income (loss) from investment operations	1.82		2.66	(0.40)	1.77	2.97	2.35	2.11		3.14	(0.14)	2.14	3.09	2.87

Distributions from:
Net investment income	–		(0.12)	(0.10)	(0.11)	(0.14)	(0.09)	–		(0.24)	(0.24)	(0.18)	(0.13)	(0.12)
Net realized gain on securities	–		(1.01)	(2.43)	(2.02)	–	–	–		(0.64)	(0.88)	–	–	–

Total distributions	–		(1.13)	(2.53)	(2.13)	(0.14)	(0.09)	–		(0.88)	(1.12)	(0.18)	(0.13)	(0.12)

Net asset value at end of period	$16.82		$15.00	$13.47	$16.40	$16.76	$13.93	$22.81		$20.70	$18.44	$19.70	$17.74	$14.78

TOTAL RETURN(a)	12.13%		20.48%	(0.63)%	10.89%	21.34%	20.22%	10.19%		17.22%	0.08%	12.11%	20.97%	24.00%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.75	%@	0.76%	0.79%	0.80%	0.81%	0.81%	0.85	%@	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.80	%@	0.81%	0.81%	0.80%	0.81%	0.83%	0.91	%@	0.91%	0.91%	0.90%	0.93%	0.96%
Ratio of expense reductions to average net assets	–	@	–	–	–	–	–	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.39	%@	0.71%	0.78%	0.60%	0.65%	0.95%	0.97	%@	1.03%	1.08%	1.05%	1.10%	1.01%
Ratio of net investment income (loss) to average net assets(c)	0.34	%@	0.66%	0.77%	0.60%	0.65%	0.93%	0.91	%@	0.97%	1.02%	1.00%	1.02%	0.90%
Portfolio turnover rate	30%		71%	102%	99%	90%	81%	16%		34%	33%	38%	169%	299%
Number of shares outstanding at end of period (000’s)	69,408		66,758	70,537	62,664	60,543	59,131	5,658		5,822	6,176	6,180	6,449	6,471
Net assets at end of period (000’s)	$1,167,739		$1,001,261	$949,998	$1,027,988	$1,014,642	$823,541	$129,039		$120,515	$113,885	$121,742	$114,405	$95,667

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

284

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Health Sciences Fund							Inflation Protected Fund
	Six Months Ended November 30, 2017#		Year Ended May 31,					Six Months Ended November 30, 2017#		Year Ended May 31,
			2017	2016	2015	2014	2013			2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$19.26		$19.88	$27.01	$21.10	$16.52	$12.61	$11.07		$10.76	$10.92	$11.33	$11.53	$11.79

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.03)		(0.04)	(0.09)	(0.14)	(0.12)	(0.07)	0.13		0.25	0.15	0.12	0.24	0.23
Net realized and unrealized gain (loss) on investments and foreign currencies	2.63		1.80	(3.83)	9.66	5.43	4.82	–		0.10	(0.16)	(0.30)	(0.17)	(0.18)

Total income (loss) from investment operations	2.60		1.76	(3.92)	9.52	5.31	4.75	0.13		0.35	(0.01)	(0.18)	0.07	0.05

Distributions from:
Net investment income	–		–	–	–	–	–	–		(0.03)	(0.13)	(0.21)	(0.22)	(0.31)
Net realized gain on securities	–		(2.38)	(3.21)	(3.61)	(0.73)	(0.84)	–		(0.01)	(0.02)	(0.02)	(0.05)	–

Total distributions	–		(2.38)	(3.21)	(3.61)	(0.73)	(0.84)	–		(0.04)	(0.15)	(0.23)	(0.27)	(0.31)

Net asset value at end of period	$21.86		$19.26	$19.88	$27.01	$21.10	$16.52	$11.20		$11.07	$10.76	$10.92	$11.33	$11.53

TOTAL RETURN(a)	13.50%		9.37%	(13.12)%	47.50%	32.09%	39.14%	1.17%		3.29%	(0.09)%	(1.57)%	0.73%	0.32%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.07	%@	1.07%	1.06%	1.09%	1.11%	1.15%	0.56	%@	0.58%	0.59%	0.58%	0.59%	0.60%
Ratio of expenses to average net assets(c)	1.09	%@	1.09%	1.09%	1.09%	1.11%	1.15%	0.56	%@	0.58%	0.59%	0.58%	0.59%	0.60%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%	–	@	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.25	)%@	(0.21)%	(0.40)%	(0.59)%	(0.59)%	(0.48)%	2.27	%@	2.33%	1.38%	1.12%	2.16%	1.94%
Ratio of net investment income (loss) to average net assets(c)	(0.28	)%@	(0.23)%	(0.43)%	(0.59)%	(0.59)%	(0.48)%	2.27	%@	2.33%	1.38%	1.12%	2.16%	1.94%
Portfolio turnover rate	20%		30%	31%	26%	59%	16%	10%		42%	33%	33%	45%	60%
Number of shares outstanding at end of period (000’s)	34,977		36,215	40,409	34,776	27,492	24,949	56,504		57,066	42,345	44,644	41,413	38,711
Net assets at end of period (000’s)	$764,674		$697,639	$803,402	$939,311	$580,157	$412,098	$633,011		$631,552	$455,830	$487,477	$469,056	$446,317

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

285

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Equities Index Fund							International Government Bond Fund
	Six Months Ended November 30, 2017#		Year Ended May 31,					Six Months Ended November 30, 2017#		Year Ended May 31,
			2017	2016	2015	2014	2013			2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$7.02		$6.22	$7.13	$7.44	$6.47	$5.22	$11.71		$11.43	$11.26	$12.24	$12.12	$12.62

Income (loss) from investment operations:
Net investment income (loss)(d)	0.06		0.17	0.16	0.19	0.23	0.17	0.13		0.24	0.27	0.32	0.33	0.35
Net realized and unrealized gain (loss) on investments and foreign currencies	0.48		0.81	(0.89)	(0.25)	0.92	1.25	0.13		0.04	0.23	(0.98)	0.15	(0.06)

Total income (loss) from investment operations	0.54		0.98	(0.73)	(0.06)	1.15	1.42	0.26		0.28	0.50	(0.66)	0.48	0.29

Distributions from:
Net investment income	–		(0.18)	(0.18)	(0.25)	(0.18)	(0.17)	–		–	(0.29)	(0.29)	(0.22)	(0.45)
Net realized gain on securities	–		–	–	–	–	–	–		–	(0.04)	(0.03)	(0.14)	(0.34)

Total distributions	–		(0.18)	(0.18)	(0.25)	(0.18)	(0.17)	–		–	(0.33)	(0.32)	(0.36)	(0.79)

Net asset value at end of period	$7.56		$7.02	$6.22	$7.13	$7.44	$6.47	$11.97		$11.71	$11.43	$11.26	$12.24	$12.12

TOTAL RETURN(a)	7.69%		15.98%	(9.99)%	(0.57)%	17.90%	27.39%	2.22%		2.45%	4.61%	(5.43)%	4.12%	2.03%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.42	%@	0.44%	0.43%	0.44%	0.46%	0.53%	0.66	%@	0.64%	0.64%	0.65%	0.65%	0.66%
Ratio of expenses to average net assets(c)	0.42	%@	0.44%	0.43%	0.44%	0.46%	0.53%	0.66	%@	0.64%	0.64%	0.65%	0.65%	0.66%
Ratio of expense reductions to average net assets	–	@	–	–	–	–	–	–	@	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.63	%@	2.62%	2.52%	2.62%	3.27%	2.85%	2.12	%@	2.03%	2.45%	2.69%	2.78%	2.75%
Ratio of net investment income (loss) to average net assets(c)	1.63	%@	2.62%	2.52%	2.62%	3.27%	2.85%	2.12	%@	2.03%	2.45%	2.69%	2.78%	2.75%
Portfolio turnover rate	10%		11%	4%	40%	60%	51%	50%		70%	95%	43%	42%	74%
Number of shares outstanding at end of period (000’s)	181,411		155,797	159,381	151,718	157,825	154,632	16,107		15,879	17,601	15,220	15,459	15,235
Net assets at end of period (000’s)	$1,372,000		$1,093,865	$991,380	$1,081,174	$1,174,840	$1,000,950	$192,843		$185,943	$201,253	$171,312	$189,241	$184,590

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

286

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Growth Fund							Large Cap Core Fund
	Six Months Ended November 30, 2017#		Year Ended May 31,					Six Months Ended November 30, 2017#		Year Ended May 31,
			2017	2016	2015	2014	2013			2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$13.04		$11.63	$14.18	$14.14	$12.36	$9.81	$11.35		$10.77	$13.74	$14.25	$12.85	$11.22

Income (loss) from investment operations:
Net investment income (loss)(d)	0.02		0.14	0.15	0.16	0.16	0.17	0.06		0.12	0.12	0.11	0.15	0.14
Net realized and unrealized gain (loss) on investments and foreign currencies	1.12		1.45	(1.58)	0.17	1.87	2.55	0.96		1.44	(0.25)	1.84	2.40	3.10

Total income (loss) from investment operations	1.14		1.59	(1.43)	0.33	2.03	2.72	1.02		1.56	(0.13)	1.95	2.55	3.24

Distributions from:
Net investment income	–		(0.18)	(0.17)	(0.20)	(0.25)	(0.17)	–		(0.11)	(0.45)	(0.16)	(0.14)	(0.12)
Net realized gain on securities	–		–	(0.95)	(0.09)	–	–	–		(0.87)	(2.39)	(2.30)	(1.01)	(1.49)

Total distributions	–		(0.18)	(1.12)	(0.29)	(0.25)	(0.17)	–		(0.98)	(2.84)	(2.46)	(1.15)	(1.61)

Net asset value at end of period	$14.18		$13.04	$11.63	$14.18	$14.14	$12.36	$12.37		$11.35	$10.77	$13.74	$14.25	$12.85

TOTAL RETURN(a)	8.74%		13.81%	(9.20)%	2.48%	16.48%	27.92%	8.99%		14.97%	1.84%	14.34%	20.28%	31.57%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.01	%@	1.01%	1.01%	1.01%	1.01%	1.01%	0.83	%@	0.83%	0.83%	0.83%	0.84%	0.85%
Ratio of expenses to average net assets(c)	1.09	%@	1.10%	1.06%	1.06%	1.06%	1.10%	0.83	%@	0.83%	0.83%	0.83%	0.84%	0.85%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%	0.00	%@	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.30	%@	1.15%	1.21%	1.15%	1.22%	1.51%	0.98	%@	1.03%	0.93%	0.75%	1.09%	1.14%
Ratio of net investment income (loss) to average net assets(c)	0.22	%@	1.06%	1.16%	1.11%	1.17%	1.42%	0.98	%@	1.03%	0.93%	0.75%	1.09%	1.14%
Portfolio turnover rate	18%		39%	36%	44%	53%	55%	25%		54%	53%	64%	76%	64%
Number of shares outstanding at end of period (000’s)	32,519		33,688	44,791	43,817	45,685	48,797	14,513		15,120	15,240	13,111	12,606	12,501
Net assets at end of period (000’s)	$460,987		$439,222	$521,012	$621,387	$646,032	$603,086	$179,462		$171,627	$164,060	$180,201	$179,649	$160,617

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

287

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Large Capital Growth Fund							Mid Cap Index Fund
	Six Months Ended November 30, 2017#		Year Ended May 31,					Six Months Ended November 30, 2017#		Year Ended May 31,
			2017	2016	2015	2014	2013			2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$13.66		$12.21	$12.75	$13.97	$12.46	$11.48	$26.43		$24.87	$28.52	$27.24	$24.44	$19.74

Income (loss) from investment operations:
Net investment income (loss)(d)	0.05		0.10	0.09	0.11	0.08	0.07	0.19		0.30	0.32	0.32	0.28	0.29
Net realized and unrealized gain (loss) on investments and foreign currencies	1.28		1.87	0.04	1.35	2.58	1.94	2.74		3.91	(1.06)	2.86	3.99	5.38

Total income (loss) from investment operations	1.33		1.97	0.13	1.46	2.66	2.01	2.93		4.21	(0.74)	3.18	4.27	5.67

Distributions from:
Net investment income	–		(0.09)	(0.11)	(0.08)	(0.07)	(0.03)	–		(0.34)	(0.34)	(0.29)	(0.31)	(0.22)
Net realized gain on securities	–		(0.43)	(0.56)	(2.60)	(1.08)	(1.00)	–		(2.31)	(2.57)	(1.61)	(1.16)	(0.75)

Total distributions	–		(0.52)	(0.67)	(2.68)	(1.15)	(1.03)	–		(2.65)	(2.91)	(1.90)	(1.47)	(0.97)

Net asset value at end of period	$14.99		$13.66	$12.21	$12.75	$13.97	$12.46	$29.36		$26.43	$24.87	$28.52	$27.24	$24.44

TOTAL RETURN(a)	9.74%		16.50%	1.73%	11.01%	21.79%	18.63%	11.09%		16.94%	(0.69)%	11.92%	17.69%	29.61%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.75	%@	0.75%	0.75%	0.75%	0.76%	0.77%	0.35	%@	0.36%	0.36%	0.36%	0.36%	0.38%
Ratio of expenses to average net assets(c)	0.75	%@	0.75%	0.75%	0.75%	0.76%	0.77%	0.35	%@	0.36%	0.36%	0.36%	0.36%	0.38%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.01%	–	@	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.66	%@	0.76%	0.73%	0.83%	0.57%	0.58%	1.37	%@	1.14%	1.23%	1.15%	1.06%	1.33%
Ratio of net investment income (loss) to average net assets(c)	0.66	%@	0.76%	0.73%	0.83%	0.57%	0.58%	1.37	%@	1.14%	1.23%	1.15%	1.06%	1.33%
Portfolio turnover rate	11%		23%	24%	26%	137%	195%	7%		14%	15%	13%	11%	8%
Number of shares outstanding at end of period (000’s)	29,272		30,427	32,186	33,071	29,214	29,489	121,198		128,379	119,786	116,969	116,691	119,703
Net assets at end of period (000’s)	$438,833		$415,566	$393,063	$421,567	$408,050	$367,527	$3,558,508		$3,392,738	$2,979,477	$3,335,644	$3,179,031	$2,925,308

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

288

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Strategic Growth Fund							Nasdaq-100® Index Fund
	Six Months Ended November 30, 2017#		Year Ended May 31,					Six Months Ended November 30, 2017#		Year Ended May 31,
			2017	2016	2015	2014	2013			2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$13.92		$12.58	$15.35	$15.99	$14.16	$11.83	$12.11		$9.92	$10.36	$8.71	$6.98	$6.03

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00		0.02	0.00	(0.03)	(0.01)	0.08	0.03		0.07	0.08	0.07	0.10	0.07
Net realized and unrealized gain (loss) on investments and foreign currencies	1.64		2.24	(0.82)	1.83	2.12	2.55	1.21		2.73	(0.02)	1.79	1.74	1.06

Total income (loss) from investment operations	1.64		2.26	(0.82)	1.80	2.11	2.63	1.24		2.80	0.06	1.86	1.84	1.13

Distributions from:
Net investment income	–		–	–	–	(0.08)	–	–		(0.08)	(0.07)	(0.09)	(0.07)	(0.03)
Net realized gain on securities	–		(0.92)	(1.95)	(2.44)	(0.20)	(0.30)	–		(0.53)	(0.43)	(0.12)	(0.04)	(0.15)

Total distributions	–		(0.92)	(1.95)	(2.44)	(0.28)	(0.30)	–		(0.61)	(0.50)	(0.21)	(0.11)	(0.18)

Net asset value at end of period	$15.56		$13.92	$12.58	$15.35	$15.99	$14.16	$13.35		$12.11	$9.92	$10.36	$8.71	$6.98

TOTAL RETURN(a)	11.78%		18.43%	(2.91)%	11.60%	14.78%	22.76%	10.24%		28.88%	1.18%	21.42%	26.44%	19.16%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.82	%@	0.82%	0.83%	0.81%	0.82%	0.85%	0.53	%@	0.53%	0.53%	0.53%	0.53%	0.53%
Ratio of expenses to average net assets(c)	0.82	%@	0.82%	0.83%	0.81%	0.82%	0.86%	0.54	%@	0.55%	0.56%	0.54%	0.57%	0.57%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.01%	0.01%	0.01%	0.01%	–	@	–	–	–	0.00%	–
Ratio of net investment income (loss) to average net assets(b)	0.04	%@	0.12%	0.00%	(0.21)%	(0.06)%	0.63%	0.55	%@	0.67%	0.80%	0.72%	1.28%	1.06%
Ratio of net investment income (loss) to average net assets(c)	0.04	%@	0.12%	0.00%	(0.21)%	(0.06)%	0.62%	0.54	%@	0.66%	0.78%	0.71%	1.25%	1.02%
Portfolio turnover rate	22%		38%	95%	47%	65%	61%	1%		4%	8%	7%	8%	5%
Number of shares outstanding at end of period (000’s)	18,082		18,691	19,764	18,777	18,583	18,378	32,366		32,558	32,164	31,854	29,275	29,011
Net assets at end of period (000’s)	$281,389		$260,170	$248,619	$288,138	$297,068	$260,138	$432,189		$394,400	$319,222	$330,077	$255,120	$202,595

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

289

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Science & Technology Fund							Small Cap Aggressive Growth Fund
	Six Months Ended November 30, 2017#		Year Ended May 31,					Six Months Ended November 30, 2017#		Year Ended May 31,
			2017	2016	2015	2014	2013			2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$26.00		$21.30	$26.68	$24.83	$19.19	$15.84	$12.25		$10.17	$14.56	$14.12	$13.18	$10.33

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.03)		(0.01)	(0.02)	(0.03)	(0.04)	0.03	(0.04)		(0.04)	(0.03)	(0.06)	(0.11)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currencies	4.12		6.56	(0.71)	4.70	5.71	3.32	2.60		2.67	(2.61)	4.01	2.50	3.08

Total income (loss) from investment operations	4.09		6.55	(0.73)	4.67	5.67	3.35	2.56		2.63	(2.64)	3.95	2.39	3.01

Distributions from:
Net investment income	–		–	–	–	(0.03)	–	–		–	–	–	–	–
Net realized gain on securities	–		(1.85)	(4.65)	(2.82)	–	–	–		(0.55)	(1.75)	(3.51)	(1.45)	(0.16)

Total distributions	–		(1.85)	(4.65)	(2.82)	(0.03)	–	–		(0.55)	(1.75)	(3.51)	(1.45)	(0.16)

Net asset value at end of period	$30.09		$26.00	$21.30	$26.68	$24.83	$19.19	$14.81		$12.25	$10.17	$14.56	$14.12	$13.18

TOTAL RETURN(a)	15.73%		31.82%	0.39%	19.52%	29.55%	21.15%	20.90%		26.17%	(16.21)%	30.24%	17.46%	29.43%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.98	%@	0.99%	0.99%	0.98%	0.99%	1.02%	0.99	%@	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets(c)	0.98	%@	0.99%	0.99%	0.98%	0.99%	1.02%	1.00	%@	1.02%	1.01%	1.01%	1.02%	1.05%
Ratio of expense reductions to average net assets	0.00	%@	0.01%	0.01%	0.01%	0.01%	0.01%	0.00	%@	0.00%	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.25	)%@	(0.06)%	(0.07)%	(0.12)%	(0.18)%	0.15%	(0.57	)%@	(0.33)%	(0.24)%	(0.42)%	(0.70)%	(0.61)%
Ratio of net investment income (loss) to average net assets(c)	(0.25	)%@	(0.06)%	(0.07)%	(0.12)%	(0.18)%	0.15%	(0.58	)%@	(0.36)%	(0.26)%	(0.44)%	(0.72)%	(0.67)%
Portfolio turnover rate	39%		92%	107%	101%	102%	99%	40%		82%	101%	94%	111%	97%
Number of shares outstanding at end of period (000’s)	42,568		43,461	43,694	38,035	37,726	40,253	9,184		9,176	10,084	7,959	7,180	6,240
Net assets at end of period (000’s)	$1,280,808		$1,130,159	$930,756	$1,014,902	$936,688	$772,614	$136,035		$112,391	$102,540	$115,869	$101,410	$82,222

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

290

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Fund							Small Cap Index Fund
	Six Months Ended November 30, 2017#		Year Ended May 31,					Six Months Ended November 30, 2017#		Year Ended May 31,
			2017	2016	2015	2014	2013			2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$11.59		$10.96	$14.18	$15.00	$13.46	$10.33	$20.23		$17.91	$21.23	$20.40	$18.13	$14.03

Income (loss) from investment operations:
Net investment income (loss)(d)	0.03		0.03	0.04	0.02	0.00	0.04	0.13		0.21	0.24	0.24	0.21	0.24
Net realized and unrealized gain (loss) on investments and foreign currencies	1.25		1.58	(1.17)	1.55	2.31	3.10	2.55		3.43	(1.86)	1.99	2.80	4.06

Total income (loss) from investment operations	1.28		1.61	(1.13)	1.57	2.31	3.14	2.68		3.64	(1.62)	2.23	3.01	4.30

Distributions from:
Net investment income	–		(0.04)	(0.03)	–	(0.05)	(0.01)	–		(0.23)	(0.25)	(0.23)	(0.26)	(0.20)
Net realized gain on securities	–		(0.94)	(2.06)	(2.39)	(0.72)	–	–		(1.09)	(1.45)	(1.17)	(0.48)	–

Total distributions	–		(0.98)	(2.09)	(2.39)	(0.77)	(0.01)	–		(1.32)	(1.70)	(1.40)	(0.74)	(0.20)

Net asset value at end of period	$12.87		$11.59	$10.96	$14.18	$15.00	$13.46	$22.91		$20.23	$17.91	$21.23	$20.40	$18.13

TOTAL RETURN(a)	11.04%		14.64%	(5.20)%	11.10%	17.13%	30.40%	13.25%		20.25%	(6.05)%	11.23%	16.64%	30.91%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.93	%@	0.93%	0.93%	0.93%	0.93%	0.93%	0.40	%@	0.41%	0.42%	0.40%	0.40%	0.44%
Ratio of expenses to average net assets(c)	1.02	%@	1.02%	1.01%	1.00%	1.01%	1.04%	0.40	%@	0.41%	0.42%	0.40%	0.40%	0.44%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.01%	0.00%	0.01%	–	@	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.54	%@	0.27%	0.29%	0.15%	0.01%	0.35%	1.21	%@	1.07%	1.26%	1.15%	1.03%	1.51%
Ratio of net investment income (loss) to average net assets(c)	0.45	%@	0.18%	0.21%	0.08%	(0.07)%	0.24%	1.21	%@	1.07%	1.26%	1.15%	1.03%	1.51%
Portfolio turnover rate	14%		82%	29%	32%	32%	27%	9%		12%	13%	14%	13%	12%
Number of shares outstanding at end of period (000’s)	25,131		26,815	27,431	24,990	24,251	26,071	56,394		59,190	55,029	52,734	54,260	54,297
Net assets at end of period (000’s)	$323,330		$310,704	$300,734	$354,294	$363,807	$350,845	$1,291,886		$1,197,209	$985,833	$1,119,463	$1,106,865	$984,357

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

291

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Special Values Fund							Small-Mid Growth Fund
	Six Months Ended November 30, 2017#		Year Ended May 31,					Six Months Ended November 30, 2017#		Year Ended May 31,
			2017	2016	2015	2014	2013			2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$13.17		$12.05	$13.74	$13.87	$11.32	$8.99	$11.94		$11.23	$13.57	$14.54	$12.67	$10.56

Income (loss) from investment operations:
Net investment income (loss)(d)	0.07		0.19	0.16	0.18	0.12	0.07	(0.02)		(0.03)	(0.04)	(0.06)	(0.07)	0.00
Net realized and unrealized gain (loss) on investments and foreign currencies	1.59		1.97	(0.24)	0.92	2.53	2.32	1.50		1.34	(1.07)	2.72	2.45	2.11

Total income (loss) from investment operations	1.66		2.16	(0.08)	1.10	2.65	2.39	1.48		1.31	(1.11)	2.66	2.38	2.11

Distributions from:
Net investment income	–		(0.14)	(0.21)	(0.14)	(0.10)	(0.06)	–		–	–	–	(0.01)	–
Net realized gain on securities	–		(0.90)	(1.40)	(1.09)	–	–	–		(0.60)	(1.23)	(3.63)	(0.50)	–

Total distributions	–		(1.04)	(1.61)	(1.23)	(0.10)	(0.06)	–		(0.60)	(1.23)	(3.63)	(0.51)	–

Net asset value at end of period	$14.83		$13.17	$12.05	$13.74	$13.87	$11.32	$13.42		$11.94	$11.23	$13.57	$14.54	$12.67

TOTAL RETURN(a)	12.60%		17.65%	1.49%	8.16%	23.43%	26.67%	12.40%		11.94%	(6.27)%	19.75%	18.77%	19.98%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.87	%@	0.87%	0.88%	0.87%	0.88%	0.90%	0.97	%@	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets(c)	0.87	%@	0.87%	0.88%	0.87%	0.88%	0.92%	1.01	%@	1.01%	1.00%	1.00%	1.03%	1.05%
Ratio of expense reductions to average net assets	0.00	%@	0.01%	0.00%	0.01%	0.00%	0.01%	0.00	%@	0.00%	0.01%	0.01%	0.00%	0.01%
Ratio of net investment income (loss) to average net assets(b)	1.03	%@	1.47%	1.29%	1.23%	0.89%	0.74%	(0.36	)%@	(0.26)%	(0.33)%	(0.41)%	(0.50)%	0.03%
Ratio of net investment income (loss) to average net assets(c)	1.03	%@	1.47%	1.29%	1.23%	0.89%	0.72%	(0.41	)%@	(0.27)%	(0.33)%	(0.41)%	(0.52)%	(0.02)%
Portfolio turnover rate	19%		46%	74%	52%	65%	58%	31%		61%	64%	55%	148%	107%
Number of shares outstanding at end of period (000’s)	21,995		21,453	19,831	17,394	17,993	19,976	8,651		8,994	9,812	9,713	8,584	8,625
Net assets at end of period (000’s)	$326,267		$282,609	$238,888	$238,986	$249,579	$226,140	$116,091		$107,389	$110,230	$131,771	$124,839	$109,283

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

292

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Stock Index Fund							Value Fund
	Six Months Ended November 30, 2017#		Year Ended May 31,					Six Months Ended November 30, 2017#		Year Ended May 31,
			2017	2016	2015	2014	2013			2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$36.47		$33.14	$36.60	$34.65	$30.07	$24.50	$16.62		$14.93	$15.46	$14.18	$12.40	$9.63

Income (loss) from investment operations:
Net investment income (loss)(d)	0.33		0.61	0.63	0.62	0.55	0.53	0.13		0.25	0.26	0.21	0.19	0.20
Net realized and unrealized gain (loss) on investments and foreign currencies	3.57		4.96	(0.59)	3.29	5.38	5.91	1.35		1.72	(0.57)	1.29	1.81	2.83

Total income (loss) from investment operations	3.90		5.57	0.04	3.91	5.93	6.44	1.48		1.97	(0.31)	1.50	2.00	3.03

Distributions from:
Net investment income	–		(0.57)	(0.89)	(0.60)	(0.56)	(0.46)	–		(0.28)	(0.22)	(0.22)	(0.22)	(0.26)
Net realized gain on securities	–		(1.67)	(2.61)	(1.36)	(0.79)	(0.41)	–		–	–	–	–	–

Total distributions	–		(2.24)	(3.50)	(1.96)	(1.35)	(0.87)	–		(0.28)	(0.22)	(0.22)	(0.22)	(0.26)

Net asset value at end of period	$40.37		$36.47	$33.14	$36.60	$34.65	$30.07	$18.10		$16.62	$14.93	$15.46	$14.18	$12.40

TOTAL RETURN(a)	10.69%		17.08%	1.38%	11.41%	20.01%	26.86%	8.90%		13.22%	(1.80)%	10.65%	16.26%	31.97%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.34	%@	0.34%	0.35%	0.34%	0.35%	0.36%	0.85	%@	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.34	%@	0.34%	0.35%	0.34%	0.35%	0.36%	0.94	%@	0.94%	0.93%	0.93%	0.93%	0.95%
Ratio of expense reductions to average net assets	–	@	–	–	–	–	–	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.74	%@	1.75%	1.83%	1.68%	1.71%	1.94%	1.48	%@	1.54%	1.78%	1.33%	1.46%	1.87%
Ratio of net investment income (loss) to average net assets(c)	1.74	%@	1.75%	1.83%	1.68%	1.71%	1.94%	1.38	%@	1.46%	1.69%	1.25%	1.38%	1.77%
Portfolio turnover rate	2%		3%	3%	3%	4%	3%	6%		15%	15%	16%	16%	23%
Number of shares outstanding at end of period (000’s)	119,397		124,560	124,483	123,499	129,109	132,191	6,302		6,640	7,241	7,559	8,595	8,978
Net assets at end of period (000’s)	$4,819,980		$4,542,334	$4,125,329	$4,519,626	$4,473,003	$3,974,531	$114,079		$110,333	$108,136	$116,875	$121,864	$111,303

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

293

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited)

At an in-person meeting held on August 7-8, 2017, the Board of Directors (the “Board”), including the Directors that are not interested persons of VALIC Company I (“VC I”), as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved with respect to each series of VC I (each a “Fund,” and collectively, the “Funds”) the Investment Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and VC I (the “Advisory Agreement”) and the Investment Sub-Advisory Agreements between VALIC and each of the following sub-advisers of VC I (collectively, the “Sub-advisory Agreements,” and together with the Advisory Agreement, the “Advisory Contracts”): AllianceBernstein, LP (“AllianceBernstein”), Allianz Global Investors US, LLC (“Allianz”), American Century Investment Management, Inc. (“American Century”), Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), BlackRock Investment Management, LLC (“BlackRock”), Bridgeway Capital Management, Inc. (“Bridgeway”), Columbia Management Investment Advisers, LLC (“Columbia”), Franklin Advisers, Inc. (“Franklin”), Goldman Sachs Asset Management, L.P. (“GSAM”), Invesco Advisers, Inc. (“Invesco Advisers”), Invesco Asset Management Limited (“IAML”),1 J.P. Morgan Investment Management Inc. (“JPMIM”), Massachusetts Financial Services Company (“MFS”), PineBridge Investments, LLC (“PineBridge”), SunAmerica Asset Management, LLC (“SunAmerica”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), Templeton Global Advisors Limited (“Templeton Global”), Templeton Investment Counsel, LLC (“Templeton Investment”), Victory Capital Management Inc. (“Victory”), Wellington Management Company LLP (“Wellington”) and Wells Capital Management Incorporated (“Wells Capital”) (each a “Sub-adviser,” and collectively, the “Sub-advisers”). Prior to the August 7-8, 2017 meeting at which the Advisory Contracts were approved, the Board also discussed and considered information regarding the proposed continuation of the Advisory Contracts at an in-person meeting held on July 10-11, 2017.

In connection with the approval of the Advisory Contracts, the Board received materials relating to certain factors the Board considered in determining to renew such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided by VALIC and the Sub-advisers; (2) the advisory fee and sub-advisory fees charged in connection with VALIC’s and the Sub-advisers’ management of each Fund, compared to advisory fee rates and sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Sub-advisory Expense Group/Universe”), as selected by an independent third-party provider of investment company data; (3) the investment performance of the Funds compared to performance of comparable funds as selected by an independent third-party provider of mutual fund data (“Performance Group/Universe”) and against each Fund’s benchmarks; (4) the costs of services and the benefits potentially derived by VALIC and the Sub-advisers and their respective affiliates; (5) a comparison of advisory fee schedules and performance with respect to other mutual funds and accounts with similar investment strategies and/or objectives to the Funds, as applicable, and which are advised or managed by VALIC or SunAmerica, an affiliated Sub-adviser; (6) whether the Funds will benefit from possible economies of scale from engaging VALIC and the Sub-advisers; (7) the profitability of VALIC, the Sub-advisers and their respective affiliates, including amounts retained by VALIC after payment of sub-advisory fees; (8) the terms of the Advisory Contracts; (9) information regarding VALIC’s and the Sub-advisers’ compliance and regulatory history; and (10) information about the services VALIC provides in connection with the oversight of the Sub-advisers.

The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Directors in an executive session at an in-person meeting held on July 10-11, 2017, and executive sessions held during the August 2017 meeting during which such independent counsel provided guidance to the Independent Directors. Following the July 10-11, 2017 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto at the August 2017 meeting. The continuation of all Advisory Contracts were approved at the August 2017 meeting for a one-year term beginning September 1, 2017 and ending August 31, 2018.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Funds by VALIC and the Sub-advisers. The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account their knowledge of VALIC’s management and the quality of the performance of VALIC’s duties, through Board meetings, discussions and reports during the preceding year and through VALIC’s long history of service to VC I. The Board considered that VALIC is responsible for the management of the day-to-day operations of VC I, including but not limited to, general supervision of and coordination of the services provided by the Sub-advisers, and is also responsible for monitoring and reviewing the activities of the Sub-advisers and other third-party service providers. The Board also noted that VALIC’s and the Sub-advisers’ management of VC I is subject to the oversight of the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in VC I’s prospectus and statement of additional information. The Board noted that VALIC monitors the performance of the Funds and from time-to-time recommends Sub-adviser changes and/or other changes intended to improve the performance of the Funds.

The Board noted that VALIC personnel meet on a regular basis to discuss the performance of VC I, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-à-vis competitors. The Board also considered VALIC’s financial condition and whether it had the financial wherewithal to provide the services under the Advisory Agreement with respect to each Fund. The Board also considered VALIC’s risk management processes.

With respect to the services provided by the Sub-advisers, the Board considered information provided to them regarding the services provided by each Sub-adviser, including information presented throughout the previous year. The Board noted that each Sub-adviser (i) determines the securities to be purchased or sold on behalf of the Fund(s) it manages as may be necessary in connection therewith; (ii) provides VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) renders regular reports to VALIC and to officers and Directors of the Funds concerning its discharge of the foregoing responsibilities. The Board reviewed each Sub-adviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of the Sub-adviser’s investment and compliance personnel who provide services to the Funds. The Board also took into account the financial condition of each Sub-adviser. The Board also considered each Sub-adviser’s brokerage practices and risk management processes.

The Board reviewed VALIC’s and SunAmerica’s compliance program and personnel. The Board noted that SunAmerica is an affiliated company of VALIC and serves as the administrator to the Funds, as well as sub-advises certain VC I Funds and VALIC Company II (“VC II”) Funds. The Board also considered VALIC’s and each Sub-adviser’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation.

The Board concluded that the scope and quality of the advisory services provided by VALIC and the Sub-advisers were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Funds.

[1]

Effective September 28, 2015, IAML became a sub-sub-adviser pursuant to an Investment Sub-Sub-Advisory Agreement between Invesco Advisers and IAML. The Board’s consideration and approval of VALIC’s Investment Sub-Advisory Agreement with Invesco Advisers included a consideration and approval of this Investment Sub-Sub-Advisory Agreement.

294

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding each Fund’s total expenses, advisory and sub-advisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group, Expense Universe and Sub-advisory Expense Universe and, in some cases as noted below, the Sub-advisory Expense Group. The Board noted that VALIC negotiates the sub-advisory fees with each of the unaffiliated Sub-advisers at arms-length. The Board also considered that the sub-advisory fees are paid by VALIC out of its advisory fees it receives from the Funds and is not paid by the Funds, and that sub-advisory fees may vary widely within the Sub-advisory Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board noted the affiliation of SunAmerica with VALIC, noting any potential conflicts of interest. The Board also noted that VALIC annually waives a portion of its advisory fee and/or reimburses the expenses of certain of the Funds.

The Sub-advisers provided and the Board also considered expense information of comparable accounts managed by the Sub-advisers, as applicable, which accounts may include one or more of the following types of accounts: retail mutual funds, mutual funds sold through variable annuity and variable insurance products, and other institutional-type accounts.

The total expense information, advisory fee information, and sub-advisory fee information considered by the Board, among other fee and expense data, is summarized below. Expense ratio data included in the independent third-party report was based on unaudited data from the semi-annual report dated November 30, 2016.

The Board received and reviewed information prepared by management and by an independent third-party regarding each Fund’s investment performance compared against its benchmark and Performance Group/Universe. The Board noted that performance information provided by the independent third-party was for the period ended April 30, 2017 and that benchmark information provided by management was through the period ended June 30, 2017. The Board noted that it regularly reviews the performance of the Funds throughout the year. The Board further noted that, although it monitors the Funds’ performance closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board considered the following expense and performance information in its evaluation of each Fund:

•

Asset Allocation Fund (PineBridge). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index for the one-, three- and five-year periods. The Fund outperformed the median of the Performance Group for the one-year period and underperformed the median of the Performance Group for the three- and five-year periods. The Fund outperformed the median of the Performance Universe for the one-, three- and five-year periods. The Fund outperformed its blended benchmark for the one-year period and underperformed its blended benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Blue Chip Growth Fund (T. Rowe Price). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2018.

The Fund outperformed its Lipper peer index for the one-, three- and five-year periods. The Fund outperformed its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three and five-year periods.

•

Broad Cap Value Income Fund (Barrow Hanley). The Fund’s actual management fees, actual sub-advisory fees, and total expenses were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including the effect of the size of the Fund on its expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2018.

The Fund outperformed its Lipper peer index for the one- and five-year periods and underperformed its Lipper peer index for the three-year period. The Fund outperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund outperformed the median of its Performance Universe for the one- and three- year periods and underperformed the median of its Performance Universe for the five-year period. The Fund outperformed its benchmark for the one- and three-year periods and underperformed its benchmark for the five-year period.

•

Capital Conservation Fund (PineBridge). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were equal to the median of the Expense Group and above the median of the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including the impact of market conditions on the Fund’s performance.

•

Core Equity Fund (BlackRock). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2018.

The Fund outperformed its Lipper peer index for the one-year period and underperformed its Lipper peer index for the three- and five-year periods. The Fund equaled the performance of the median of its Performance Group for the one-year period and underperformed the median of its Performance Group for the three- and five-year periods. The Fund outperformed the median of its Performance Universe for the one-year period and underperformed the median of its Performance Universe for the three- and five-year periods. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance and potential steps under consideration to improve the Fund’s performance.

295

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

•

Dividend Value Fund (BlackRock/SunAmerica). The Fund’s actual management fees, actual sub-advisory fees, and total net expenses were above the medians of the Expense Group/Universe and Sub-advisory Expense Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2018.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one- and five-year periods and outperformed its Lipper peer index and the medians of its Performance Group/Universe for the three-year period. The Fund outperformed its benchmark for the one- and three-year periods and underperformed its benchmark for the five-year period. The Board took into account management’s discussion of the Fund’s performance.

•

Dynamic Allocation Fund (AllianceBernstein/SunAmerica). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2018.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-year period and underperformed its Lipper peer index and the median of its Performance Universe for the three-year period. The Fund outperformed the median of its Performance Group for the one- and three-year periods. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three-year period. The Board took into account management’s discussion of the Fund’s performance.

•

Emerging Economies Fund (JPMIM). The Fund’s actual management fees, actual sub-advisory fees, and total net expenses were below the medians of the Expense Group/Universe and Sub-advisory Expense Universe, as applicable.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one- and three-year periods and underperformed its Lipper peer index and the medians of its Performance Group/Universe for the five-year period. The Fund outperformed its benchmark for the one- and three-year periods and underperformed its benchmark for the five-year period. The Board took into account management’s discussion of the Fund’s performance and potential steps under consideration to improve the Fund’s performance.

•

Foreign Value Fund (Templeton Global). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the median of the Sub-advisory Expense Universe. The Board noted the limited size of the Sub-advisory Expense Universe.

The Fund outperformed the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one- and five-year periods and underperformed its benchmark for the three-year period. The Board took into account management’s discussion of the Fund’s performance.

•

Global Real Estate Fund (GSAM/Invesco Advisers/IAML). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the median of the Sub-advisory Expense Universe. The Board noted the limited size of the Sub-advisory Expense Universe.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five- year periods. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods.

•	Global Social Awareness Fund (SunAmerica). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe.

The Fund underperformed the medians of its Performance Group/Universe for the one-year period and outperformed the medians of its Performance Group/Universe for the three- and five-year periods. The Fund underperformed its benchmark for the one-year period and outperformed its benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	Global Strategy Fund (Franklin/Templeton Investment). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one- and five-year periods. The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the three-year period. The Fund outperformed its blended benchmark for the one- and five-year periods and underperformed its blended benchmark for the three-year period.

•

Government Money Market I Fund (SunAmerica). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and the Sub-advisory Expense Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2018.

The Fund underperformed its Lipper peer index and the median of its Performance Group for the one- and three-year periods and equaled the performance of its Lipper peer index and the median of its Performance Group for the five-year period. The Fund equaled the performance of the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Government Securities Fund (JPMIM). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index for the one-year period and outperformed its Lipper peer index for the three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-year period, outperformed the median of its Performance Group for the three-year period and equaled the performance of its Performance Group for the five-year period. The Fund underperformed the median of its Performance Universe for the one-year period and

296

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

outperformed the median of its Performance Universe for the three- and five-year periods. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including the impact of market conditions on the Fund’s performance.

•

Growth & Income Fund (JPMIM). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2018.

The Fund outperformed its Lipper peer index, the median of its Performance Group and the median of its Performance Universe for the one- and three-year periods. The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the five-year period. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods.

•

Growth Fund (American Century). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were above the median of the Expense Group and equal to the median of the Expense Universe. The Fund’s actual sub-advisory fees were below the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions previously taken to reduce the Fund’s expenses.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including the impact of market conditions on the Fund’s performance.

•

Health Sciences Fund (T. Rowe Price). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including actions previously taken to reduce the Fund’s expenses.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three and five-year periods. The Fund underperformed the median of its Performance Group for the one- and three-year periods and outperformed the median of its Performance Group for the five-year period. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Inflation Protected Fund (PineBridge). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were below the median of the Expense Group and equal to the median of the Expense Universe. The Fund’s actual sub-advisory fees were equal to the median of its Sub-advisory Expense Group and above the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index for the one- and five-year periods and underperformed its Lipper peer index for the three- year period. The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Universe for the one- and three-year periods and outperformed the median of its Performance Universe for the five-year period. The Fund outperformed its benchmark for the one- and five-year periods and underperformed its benchmark for the three-year period. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance relative to the Performance Group/Universe.

•

International Equities Index Fund (SunAmerica). The Fund’s actual management fees, actual sub-advisory fees, and total net expenses were below the medians of the Expense Group/Universe and Sub-advisory Expense Universe, as applicable.

The Fund outperformed its Lipper peer index for the one-year period and underperformed its Lipper peer index for the three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund outperformed the median of its Performance Universe for the one- and three-year periods and underperformed the median of its Performance Universe for the five-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

International Government Bond Fund (PineBridge). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were equal to the median of its Sub-advisory Expense Group and below the median of its Sub-advisory Expense Universe.

The Fund underperformed its Lipper peer index for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-year period and equaled the median of its Performance Group for the three- and five-year periods. The Fund underperformed the median of its Performance Universe for the one- and three-year periods and outperformed the median of its Performance Universe for the five-year period. The Fund outperformed its blended benchmark for the one-year period and underperformed its blended benchmark for the three- and five- year periods. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance relative to the Performance Group/Universe.

•

International Growth Fund (American Century/Invesco Advisers/MFS). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were equal to the median of its Sub-advisory Expense Group and above the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions previously taken to reduce the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2018.

The Fund outperformed its Lipper peer index for the one-year period and underperformed its Lipper peer index for the three- and five-year periods. The Fund outperformed the median of its Performance Group for the one-, three and five-year periods. The Fund outperformed the median of its Performance Universe for the one- and five-year periods and underperformed the median of its Performance Universe for the three-year period. The Fund underperformed its benchmark for the one- and five-year periods and outperformed its benchmark for the three-year period. The Board took into account management’s discussion of the Fund’s performance and potential steps under consideration to improve the Fund’s performance.

297

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

•

Large Cap Core Fund (Columbia). The Fund’s actual management fees, actual sub-advisory fees and total net expenses were above the medians of the Expense Group/Universe and Sub-advisory Expense Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper index and the medians of its Performance Group/Universe for the one-year period and outperformed its Lipper peer index and the medians of its Performance Group/Universe for the three- and five-year periods. The Fund underperformed its benchmark for the one- year period and outperformed its benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including the factors that contributed to the Fund’s recent underperformance.

•

Large Capital Growth Fund (MFS). The Fund’s actual management fees were below the median of the Expense Group and above the median of the Expense Universe. The Fund’s total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five- year periods. The Board took into account management’s discussion of the Fund’s performance, including the Fund’s more recent improved performance.

•

Mid Cap Index Fund (SunAmerica). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were equal to the median of the Expense Group and above the median of the Expense Universe. The Fund’s actual sub-advisory fees were above the median of the Sub-advisory Expense Group and below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Mid Cap Strategic Growth Fund (Allianz/Janus Capital Management LLC2). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-year period. The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the three- and five-year periods. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three-, and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including the fact that a portion of the Fund’s longer-term performance was attributable to a prior sub-adviser.

•

Nasdaq-100® Index Fund (SunAmerica). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2018.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods.

•

Science & Technology Fund (T. Rowe Price/Allianz/Wellington). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses and noted the limited size of the Sub-advisory Expense Universe.

The Fund outperformed its Lipper peer index for the one-, three- and five-year periods. The Fund underperformed the medians of its Performance Group/Universe for the one-year period and outperformed the medians of its Performance Group/Universe for the three- and five-year periods. The Fund underperformed its benchmark for the one- and three-year periods and outperformed its benchmark for the five-year period. The Board took into account management’s discussion of the Fund’s performance.

•

Small Cap Fund (Bridgeway/JPMIM3/T. Rowe Price). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2018.

The Fund underperformed its Lipper peer index and the median of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including actions taken during the past year designed to improve the Fund’s performance.

•

Small Cap Index Fund (SunAmerica). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

[2]	At an in-person meeting of the Board held on April 24-25, 2017, the Board approved a new Investment Sub-Advisory Agreement between VALIC, on behalf of the Mid Cap Strategic Growth Fund, and Janus Capital Management LLC for an initial term ending on May 30, 2019. Therefore, the Board did not consider such Sub-advisory Agreement at its August 7-8, 2017 meeting.
[3]	At an in-person meeting of the Board held on January 23-24, 2017, the Board approved a new Investment Sub-Advisory Agreement between VALIC, on behalf of the Small Cap Fund, and JPMIM for an initial term ending on March 7, 2019. Therefore, the Board did not consider such Sub-advisory Agreement with respect to the Small Cap Fund at its August 7-8, 2017 meeting.

298

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

•

Small Cap Aggressive Growth Fund (Victory). The Fund’s actual management fees and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Fund’s total net expenses were equal to the median of the Expense Group and above the median of the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2018.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods.

•

Small Cap Special Values Fund (Wells Capital). The Fund’s actual management fees were above the median of the Expense Group and below the median of the Expense Universe. The Fund’s total net expenses were below the medians of the Expense Group/Universe. The actual sub-advisory fees were above the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses and noted the limited size of the Sub-advisory Expense Universe.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-year period and outperformed its benchmark for the three- and five- year periods.

•

Small-Mid Growth Fund (GSAM). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were equal to the median of the Sub-advisory Expense Group and above the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2018.

The Fund underperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one- and five-year periods and outperformed the median of its Performance Group for the three-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance.

•

Stock Index Fund (SunAmerica). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the median of the Sub-advisory Expense Group and below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index and the median of its Performance Group for the one-, three- and five-year periods. The Fund equaled the performance of the median of its Performance Universe for the one-year period and outperformed the median of its Performance Universe for the three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Value Fund (Wellington). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were equal to the median of the Sub-advisory Expense Group and above the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including the effect of the size of the Fund on its expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2018.

The Fund underperformed its Lipper peer index for the one- and five-year periods and outperformed its Lipper peer index for the three-year period. The Fund underperformed the medians of its Performance Universe/Group for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including the impact of market conditions on the Sub-adviser’s investment style.

The Board considered management’s discussion of each Fund’s expenses and performance and concluded that each Fund’s overall performance was satisfactory in light of the circumstances or was being appropriately addressed by management. The Board concluded that the advisory fee and sub-advisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Cost of Services and Indirect Benefits/Profitability. The Board was provided information related to the cost of services and profits realized in connection with the Advisory Agreement. The Board considered the costs that are borne by the Funds. For its services, VALIC receives a fee, payable monthly from each Fund in an amount that is calculated as a percentage of the average daily net assets of the respective Fund.

The Board was previously apprised that VALIC generally reviews a number of factors in determining appropriate sub-advisory fee levels. Such factors may include a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) analysis of the strategies managed by the sub-advisers; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that VALIC, or its affiliates, receives benefits in addition to the advisory fee to be paid by the Funds, which include transfer agency fees, administrative services fees, and sub-advisory fees. The Board also considered that the transfer agency fees are paid by the Funds for the provision of recordkeeping and shareholder services to contract owners and participants. The transfer agency services are provided at cost, and the payment for such services is allocated to each Fund based on the number of accounts serviced. The Board also considered that the Funds pay SunAmerica, an affiliate of VALIC, an annual fee based on each Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SunAmerica receives from the Funds, SunAmerica compensates VALIC for certain administrative services, and the Funds’ custodian, State Street Bank and Trust Company for calculation of the daily net asset value. The Board also noted that SunAmerica receives sub-advisory fees for those Funds for which it serves as sub-adviser. The Board also considered that VC II, an affiliated registered investment company advised by VALIC, pays VALIC an annual fee of 0.25% on average daily net assets of certain Funds pursuant to a Shareholder Services Agreement.

299

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

The Board also considered that VALIC may exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Funds to the same extent the Funds receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Board noted that VALIC may receive foreign tax credits with respect to certain foreign securities held or to be held in certain Funds that benefit VALIC. These benefits can be material.

In considering the profitability to VALIC and its affiliates in connection with their relationship with the Funds, the Board reviewed information provided by VALIC setting forth the revenues and other benefits, both direct and indirect, received by VALIC and its affiliates attributable to managing each Fund, the cost of providing such services and the resulting profitability to VALIC and its affiliates from these relationships. The Board also reviewed VALIC’s profitability on a Fund-by-Fund basis. The Board received and reviewed information prepared by VALIC that reflects an allocation of costs that result in a reasonable determination of profitability of VALIC and its affiliates, as adviser, as transfer agent and/or as shareholder servicing agent, as applicable. In addition, the Board considered the profitability of SunAmerica in its role as the administrator of the Funds and as sub-adviser to certain Funds. The Board concluded that the profitability to VALIC and its affiliates from their relationship with the Funds were reasonable.

In considering the profitability to the Sub-advisers in connection with their relationship to the Funds, the Directors noted that the fees under the Sub-advisory Agreements are paid by VALIC out of the advisory fees that VALIC receives under the Advisory Agreement. With respect to the unaffiliated Sub-advisers, the Board also relied on the ability of VALIC to negotiate the Sub-advisory Agreements and the fees thereunder at arm’s length.

For each of the above reasons, the Directors determined that the profitability to the Sub-advisers from their relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-advisory Agreements.

Economies of Scale. The Board noted that the advisory fee rate and sub-advisory fee rates payable to VALIC and each of the Sub-advisers with respect to most of the Funds contain breakpoints, which allows the Funds to participate in any economies of scale. The Board also took into account management’s discussion of the Funds’ advisory fee and sub-advisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also considered the effect of each Fund’s growth and size on its performance and fees, noting that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

For similar reasons as stated above with respect to the Sub-advisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Sub-advisers’ management of the Funds are not a material factor to the approval of the Sub-advisory Agreements, although it was noted that most of the Funds have breakpoints at the sub-advisory fee level.

Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by VALIC and the Sub-advisers and noted that VALIC would compensate the Sub-advisers out of the advisory fees it receives from the Funds. The Board noted that the Sub-advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Contracts and other terms contained therein. The Board concluded that the terms of each of the Advisory Contracts were reasonable.

Compliance. The Board reviewed VALIC’s and the Sub-advisers’ compliance personnel and regulatory history, including information whether they are currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each entities’ compliance staff that would be responsible for providing compliance functions on behalf of the Funds and concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Funds.

Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that VALIC and each Sub-adviser possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interests of each Fund and its respective shareholders, and (2) the fee rates payable under the Advisory Contracts are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

300

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

VALIC Company I

Dividend Value Fund

(the “Fund”)

Supplement dated October 24, 2017 to the Fund’s

Prospectus dated October 1, 2017, as supplemented and amended to date

The following change to the Prospectus is effective October 24, 2017:

In the section entitled “Additional Information about the Funds’ Investment Objectives, Strategies and Risks,” the second paragraph under the heading Dividend Value Fund is deleted in its entirety and replaced with the following:

BlackRock selects investments for the Fund that it believes will both increase in value over the long-term and provide current income, focusing on investments that will do both instead of those that will favor current income over capital appreciation. SunAmerica Asset Management, LLC (“SunAmerica”) will select up to thirty high dividend yielding common stocks, which will be evaluated and adjusted at the discretion of the portfolio manager on an annual basis. The first ten stocks selected will represent the ten highest yielding stocks within the Dow Jones Industrial Average. The next twenty stocks will be selected from the Russell 1000® Index, although stocks in the financials and utilities sectors will generally be excluded from this twenty stock selection process. Certain stocks in the Russell 1000® Index may also be excluded as a result of liquidity screens or industry-related caps applied during the selection process. The selection criteria used to select stocks for the twenty stock portion of the component of the Fund sub-advised by SunAmerica will generally include dividend yield as well as a combination of factors that relate to profitability and valuation. Selections for the Fund may include securities of foreign issuers. While the securities selection process will take place on an annual basis, the portfolio managers may, from time to time, substitute certain securities for those selected for the Fund or reduce the position size of a portfolio security in between the annual rebalancing, under certain limited circumstances. These circumstances will generally include where a security held by the Fund no longer meets the dividend yielding criteria, when the value of a security becomes a disproportionately large percentage of the Fund’s holdings, or when the size of the Fund’s position in the security has the potential to create market liquidity or other issues in connection with the annual rebalancing or efficient management of the Fund, or to maintain an industry-related cap, each in the discretion of the portfolio managers. The annual consideration of the stocks that meet the selection criteria will take place on or about October 31. Beginning in 2018, the annual consideration of the stocks that meet the selection criteria will take place on or about August 31.

Capitalized terms used but not defined herein shall the meaning assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

301

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

VALIC Company I

VALIC Company II

(each, a “Registrant,” and collectively, the “Registrants”)

Supplement dated November 3, 2017, to each Registrant’s

Summary Prospectuses, Prospectus and Statement of Additional Information

as supplemented and amended to date

Effective immediately, all reference to the hyperlink https://www.valic.com/prospectus-and-reports/annuities is deleted and replaced with a reference to the following hyperlink:

https://www.valic.com/onlineprospectus

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

302

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS

THE SUPPLEMENTS ARE NOT PART OF ANNUAL REPORT.

VALIC Company I

Science & Technology Fund

(the “Fund”)

Supplement dated December 1, 2017, to the Fund’s

Prospectus dated October 1, 2017, as amended

In the section entitled “Fund Summary: Science & Technology Fund – Investment Adviser,” the table under the heading “Portfolio Managers” with respect to Wellington Management Company LLP (“Wellington Management”) is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
John F. Averill, CFA	2007	Senior Managing Director and Global Industry Analyst
Bruce L. Glazer	2007	Senior Managing Director and Global Industry Analyst
Anita M. Killian, CFA	2007	Senior Managing Director and Global Industry Analyst
Brian Barbetta	2017	Senior Managing Director and Global Industry Analyst

In the section entitled “Management – Investment Sub-Advisers,” the second and third paragraphs on page 164 of the Prospectus with respect to the Fund are deleted in their entirety and replaced with the following:

A portion of the assets of the Science & Technology Fund is managed by Wellington Management’s Global Technology Investment Team. The team is comprised of John F. Averill, CFA, Bruce L. Glazer, Anita M. Killian, CFA and Brian Berbetta. Each team member provides portfolio management and securities analysis services for Wellington Management’s portion of the Fund’s assets.

Mr. Averill, Senior Managing Director and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 1994. Mr. Glazer, Senior Managing Director and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 1997. Ms. Killian, Senior Managing Director and Global Industry Analyst affiliated with Wellington Management, joined the firm as an investment professional in 2000. Mr. Barbetta, Senior Managing Director and Global Industry Analyst of Wellington Management, joined the firm in 2012.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

303

VALIC Company I

BOARD OF DIRECTORS

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

Kenneth J. Lavery

Eric S. Levy

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

One Lincoln St.

Boston, Massachusetts 02111

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUB-ADVISERS

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, NY 10105

Allianz Global Investors U.S. LLC

555 Mission St. Suite 1700

San Francisco, CA 94105

American Century Investment Management, Inc.

4500 Main Street

Kansas City, MO 64111

Barrow, Hanley, Mewhinney & Strauss, LLC

2200 Ross Avenue, 31st Floor

Dallas, TX 75201-2761

BlackRock Investment Management, LLC

1 University Square Dr.

Princeton, NJ 08540

Bridgeway Capital Management, Inc.

20 Greenway Plaza

Suite 450

Houston, TX 77046

Columbia Management

Investment Advisors, LLC

100 Federal Street

Boston, MA 02110

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403-1906

Goldman Sachs

Asset Management, L.P.

200 West Street

New York, NY 10282

Invesco Advisers, Inc.

1555 Peachtree St. NE

Atlanta, GA 30309

Janus Capital Management LLC

151 Detroit Street

Denver, Colorado 80206

J.P. Morgan Investment

Management Inc.

270 Park Avenue

New York, NY 10017

Massachusetts Financial Services Company

500 Boylston Street

Boston, MA 02116

PineBridge Investments, LLC

399 Park Avenue

New York, NY 10022

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Templeton Global Advisors Limited

Lyford Cay

Nassau, Bahamas

Templeton Investment Counsel, LLC

300 SE 2nd St.

Ft. Lauderdale, FL 33301

Victory Capital Management, Inc.

Formerly RS Investment

Management Co. LLC

4900 Tiedeman Road

4th Floor

Brooklyn, OH 44144

Wellington Management Company LLP

280 Congress Street

Boston, MA 02210

Wells Capital Management Incorporated

525 Market St.

10th Floor

San Francisco, CA 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1000 Louisiana Street, Suite 5800

Houston, TX 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

VALIC Retirement

Services Company (VRSCO)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

John T. Genoy,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Kathleen D. Fuentes,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Thomas M. Ward,

Vice President

Shawn Parry,

Vice President and Assistant Treasurer

Donna McManus,

Vice President and Assistant Treasurer

Christopher C. Joe,

Chief Compliance Officer

Matthew J. Hackethal,

Anti-Money Laundering

Compliance Officer

Christopher J. Tafone,

Assistant Secretary

304

VALIC Company I

DISCLOSURE OF QUARTERLY FUND HOLDINGS

VC I is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC I’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

A description of the policies and procedures that VC I uses to determine how to vote proxies related to securities held in the Fund’s portfolios which is available in VC I’s Statement of Additional Information, which may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

Information regarding how VC I voted proxies relating to securities held in the VC I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

305

VALIC Company I P.O. Box 3206 Houston, TX 77253-3206

VC 4873    (11/2017)    J103179

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 7, 2018

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: February 7, 2018